UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Item 1.    Schedule of Investments.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.63%

AMUSEMENT AND RECREATION SERVICES - 2.74%
82,569	*	Melco PBL Entertainment Macau Ltd (ADR)	$954,498
17,300		Nintendo Co Ltd	10,360,023
		TOTAL AMUSEMENT AND RECREATION SERVICES	11,314,521

APPAREL AND ACCESSORY STORES - 1.33%
27,300		Abercrombie & Fitch Co (Class A)	2,183,181
89,390	e*	Nordstrom, Inc	3,283,295
		TOTAL APPAREL AND ACCESSORY STORES	5,466,476

BUSINESS SERVICES - 16.72%
110,277	*	Adobe Systems, Inc	4,712,136
59,624	*	DST Systems, Inc	4,921,961
65,690	*	Electronic Arts, Inc	3,836,953
71,328	*	Fiserv, Inc	3,957,991
19,223	*	Google, Inc (Class A)	13,292,320
226,010	*	Intuit, Inc	7,144,176
18,305	e*	Mastercard, Inc (Class A)	3,939,236
194,311		Omnicom Group, Inc	9,235,602
292,914	*	Oracle Corp	6,613,998
186,582	*	Yahoo!, Inc	4,339,897
209,824	*	eBay, Inc	6,964,059
		TOTAL BUSINESS SERVICES	68,958,329

CHEMICALS AND ALLIED PRODUCTS - 17.89%
46,608		Air Products & Chemicals, Inc	4,596,947
16,172	e*	Biogen Idec, Inc	920,510
102,521		Colgate-Palmolive Co	7,992,537
88,566	*	Genentech, Inc	5,940,122
162,645	*	Gilead Sciences, Inc	7,483,296
101,713		Merck & Co, Inc	5,910,542
132,094		Monsanto Co	14,753,579
29,208	*	Mosaic Co	2,755,483
159,716	*	Mylan Laboratories, Inc	2,245,607
57,214		Novartis AG. (ADR)	3,107,292
46,408	e*	Praxair, Inc	4,116,854
234,986		Schering-Plough Corp	6,260,027
166,128		Teva Pharmaceutical Industries Ltd (ADR)	7,721,629
		TOTAL CHEMICALS AND ALLIED PRODUCTS	73,804,425

COAL MINING - 0.56%
46,853		Sasol Ltd (ADR)	2,317,818
		TOTAL COAL MINING	2,317,818

COMMUNICATIONS - 0.73%
72,343	e*	AT&T, Inc	3,006,575
		TOTAL COMMUNICATIONS	3,006,575

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 2.12%
39,667	e*	State Street Corp	$3,220,960
226,581		Western Union Co	5,501,387
		TOTAL DEPOSITORY INSTITUTIONS	8,722,347

EATING AND DRINKING PLACES - 0.92%
64,570		McDonald's Corp	3,803,819
		TOTAL EATING AND DRINKING PLACES	3,803,819

ELECTRIC, GAS, AND SANITARY SERVICES - 1.06%
64,339		FPL Group, Inc	4,360,897
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,360,897

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.71%
139,556	*	Renewable Energy Corp A.S.	7,093,650
42,658	*	Apple Computer, Inc	8,449,697
344,770	*	Cisco Systems, Inc	9,332,924
334,169	e*	Intel Corp	8,908,946
53,976	e*	Maxim Integrated Products, Inc	1,429,284
118,908		Qualcomm, Inc	4,679,030
37,795	*	Research In Motion Ltd	4,285,953
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	44,179,484

ENGINEERING AND MANAGEMENT SERVICES - 0.95%
84,622	*	Celgene Corp	3,910,383
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,910,383

FABRICATED METAL PRODUCTS - 0.90%
69,140		Illinois Tool Works, Inc	3,701,756
		TOTAL FABRICATED METAL PRODUCTS	3,701,756

FOOD AND KINDRED PRODUCTS - 0.88%
7,929		Nestle S.A.	3,641,814
		TOTAL FOOD AND KINDRED PRODUCTS	3,641,814

GENERAL BUILDING CONTRACTORS - 0.34%
51,247		Ryland Group, Inc	1,411,855
		TOTAL GENERAL BUILDING CONTRACTORS	1,411,855

GENERAL MERCHANDISE STORES - 2.44%
214,617		TJX Cos, Inc	6,165,946
82,081		Wal-Mart Stores, Inc	3,901,310
		TOTAL GENERAL MERCHANDISE STORES	10,067,256

HOLDING AND OTHER INVESTMENT OFFICES - 1.22%
82,700		iShares Russell 1000 Growth Index Fund	5,026,506
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,026,506

HOTELS AND OTHER LODGING PLACES - 1.30%
63,931	e*	MGM Mirage	5,371,483
		TOTAL HOTELS AND OTHER LODGING PLACES	5,371,483

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 3.69%
30,625		Deere & Co	$2,851,800
117,322		Hewlett-Packard Co	5,922,415
146,857	e*	International Game Technology	6,451,428
2,400	m,v*	Seagate Technology, Inc	(0)
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	15,225,643

INSTRUMENTS AND RELATED PRODUCTS - 6.92%
53,641	*	Agilent Technologies, Inc	1,970,770
26,836		Alcon, Inc	3,838,621
188,122		Emerson Electric Co	10,658,992
76,242	e*	Flir Systems, Inc	2,386,375
25,171	*	Hologic, Inc	1,727,737
57,326		Johnson & Johnson	3,823,644
52,575	*	Waters Corp	4,157,105
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	28,563,244

INSURANCE CARRIERS - 2.43%
37,933		Aetna, Inc	2,189,872
124,747		Aflac, Inc	7,812,905
		TOTAL INSURANCE CARRIERS	10,002,777

MISCELLANEOUS RETAIL - 4.73%
29,087	e*	Amazon.com, Inc	2,694,620
337,704		CVS Corp	13,423,734
73,656	e*	Tiffany & Co	3,390,386
		TOTAL MISCELLANEOUS RETAIL	19,508,740

MOTION PICTURES - 0.80%
161,401		News Corp (Class A)	3,307,106
		TOTAL MOTION PICTURES	3,307,106

NONDEPOSITORY INSTITUTIONS - 0.89%
51,558		Textron, Inc	3,676,085
		TOTAL NONDEPOSITORY INSTITUTIONS	3,676,085

OIL AND GAS EXTRACTION - 4.67%
113,854	*	Denbury Resources, Inc	3,387,157
38,664	*	National Oilwell Varco, Inc	2,840,257
86,082		Saipem S.p.A.	3,452,236
62,619		Schlumberger Ltd	6,159,831
66,612		XTO Energy, Inc	3,421,192
		TOTAL OIL AND GAS EXTRACTION	19,260,673

PAPER AND ALLIED PRODUCTS - 0.85%
57,016		Anglo American plc	3,495,679
		TOTAL PAPER AND ALLIED PRODUCTS	3,495,679

PETROLEUM AND COAL PRODUCTS - 2.02%
42,398		Devon Energy Corp	3,769,606
41,935	*	Suncor Energy, Inc	4,559,593
		TOTAL PETROLEUM AND COAL PRODUCTS	8,329,199

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 6.29%
15,161		CME Group, Inc	$10,400,446
312,641		Charles Schwab Corp	7,987,978
26,443		Deutsche Boerse AG.	5,248,230
12,055	*	IntercontinentalExchange, Inc	2,320,588
		TOTAL SECURITY AND COMMODITY BROKERS	25,957,242

TRANSPORTATION EQUIPMENT - 1.34%
29,275	*	BE Aerospace, Inc	1,548,647
45,420		Boeing Co	3,972,433
		TOTAL TRANSPORTATION EQUIPMENT	5,521,080

WATER TRANSPORTATION - 1.19%
115,938	e*	Royal Caribbean Cruises Ltd	4,920,409
		TOTAL WATER TRANSPORTATION	4,920,409

		TOTAL COMMON STOCKS	406,833,621
		(Cost $364,992,337)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.54%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.54%
$ 6,370,000		Federal Home Loan Bank Discount Notes 0.000%, 01/02/08	6,370,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	6,370,000

		TOTAL SHORT-TERM INVESTMENTS	6,370,000
		(Cost $6,369,425)

		TOTAL PORTFOLIO - 100.17%	413,203,621
		(Cost $371,361,762)

		OTHER ASSETS & LIABILITIES, NET - (0.17)%	(701,702)

		NET ASSETS - 100.00%	$412,501,919

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing
	e	All or a portion of these securities are out on loan
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

		At December 31, 2007, the unrealized appreciation on investments was $41,841,859, consisting of
		gross unrealized appreciation of $48,484,630 and gross unrealized depreciation of $6,642,771.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH & INCOME FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.59%

AMUSEMENT AND RECREATION SERVICES - 2.84%
250,060	*	Activision, Inc	$7,426,782
174,784	*	Melco PBL Entertainment Macau Ltd (ADR)	2,020,503
13,680		Nintendo Co Ltd	8,192,203
173,156		Walt Disney Co	5,589,476
151,101	e*	WMS Industries, Inc	5,536,341
		TOTAL AMUSEMENT AND RECREATION SERVICES	28,765,305

APPAREL AND ACCESSORY STORES - 0.92%
193,571		Gap, Inc	4,119,191
107,591	e*	J Crew Group, Inc	5,186,962
		TOTAL APPAREL AND ACCESSORY STORES	9,306,153

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.32%
121,741		Home Depot, Inc	3,279,703
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,279,703

BUSINESS SERVICES - 6.91%
137,151	*	Adobe Systems, Inc	5,860,462
223,664	e*	BEA Systems, Inc	3,529,418
53,612		Ctrip.com International Ltd (ADR)	3,081,082
152,914	*	eBay, Inc	5,075,216
20,187	*	Google, Inc (Class A)	13,958,907
14,486	e	Mastercard, Inc (Class A)	3,117,387
727,819		Microsoft Corp	25,910,356
57,888	e*	NetSuite, Inc	2,268,052
181,179	*	Oracle Corp	4,091,022
12,359	e*	VMware, Inc (Class A)	1,050,391
92,685	*	Yahoo!, Inc	2,155,853
		TOTAL BUSINESS SERVICES	70,098,146

CHEMICALS AND ALLIED PRODUCTS - 12.87%
135,882		Abbott Laboratories	7,629,774
61,405		Air Products & Chemicals, Inc	6,056,375
73,186	*	Celgene Corp	3,381,925
83,851	*	Chattem, Inc	6,334,105
102,297		Colgate-Palmolive Co	7,975,074
68,295		Du Pont (E.I.) de Nemours & Co	3,011,127
151,512	*	Elan Corp plc (ADR)	3,330,234
77,545	*	Genentech, Inc	5,200,943
74,054	*	Genzyme Corp	5,512,580
212,191	*	Gilead Sciences, Inc	9,762,908
343,873		Merck & Co, Inc	19,982,460
98,415		Monsanto Co	10,991,971
75,629	*	Mosaic Co	7,134,840
275,165	*	Mylan Laboratories, Inc	3,868,820

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
56,387		Praxair, Inc	$5,002,091
180,461		Procter & Gamble Co	13,249,447
330,609		Schering-Plough Corp	8,807,424
89,232	*	Uralkali (GDR)	3,323,892
		TOTAL CHEMICALS AND ALLIED PRODUCTS	130,555,990

COMMUNICATIONS - 2.92%
47,515		America Movil S.A. de C.V. (ADR) (Series L)	2,916,946
480,586		AT&T, Inc	19,973,154
153,762		Verizon Communications, Inc	6,717,862
		TOTAL COMMUNICATIONS	29,607,962

DEPOSITORY INSTITUTIONS - 6.56%
217,207		Bank of America Corp	8,961,961
295,071		Citigroup, Inc	8,686,890
333,375		JPMorgan Chase & Co	14,551,819
144,317		Northern Trust Corp	11,051,796
91,874		SunTrust Banks, Inc	5,741,206
252,541		US Bancorp	8,015,651
316,016		Wells Fargo & Co	9,540,523
		TOTAL DEPOSITORY INSTITUTIONS	66,549,846

EATING AND DRINKING PLACES - 1.46%
24,104	e*	Chipotle Mexican Grill, Inc (Class A)	3,544,975
89,289		Darden Restaurants, Inc	2,474,198
149,734		McDonald's Corp	8,820,830
		TOTAL EATING AND DRINKING PLACES	14,840,003

ELECTRIC, GAS, AND SANITARY SERVICES - 3.41%
150,997	*	AES Corp	3,229,826
91,502		Constellation Energy Group, Inc	9,381,700
139,245	e	DPL, Inc	4,128,614
120,196		FPL Group, Inc	8,146,885
73,328	e*	NRG Energy, Inc	3,178,035
52,545		PG&E Corp	2,264,164
78,868		Questar Corp	4,266,759
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	34,595,983

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.35%
82,829	*	Apple Computer, Inc	16,406,768
740,922	*	Cisco Systems, Inc	20,056,759
121,999	*	DynCorp International, Inc (Class A)	3,279,333
23,663	e*	First Solar, Inc	6,321,334
100,884		Gamesa Corp Tecnologica S.A.	4,716,969
160,046		Honeywell International, Inc	9,854,032
644,595		Intel Corp	17,184,903
57,145		L-3 Communications Holdings, Inc	6,053,941
257,984	*	Marvell Technology Group Ltd	3,606,616
202,131	*	Nvidia Corp	6,876,497
180,655		Qualcomm, Inc	7,108,774
31,259	*	Research In Motion Ltd	3,544,771
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	105,010,697

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
FOOD AND KINDRED PRODUCTS - 4.13%
186,382		Coca-Cola Co	$11,438,263
111,374		General Mills, Inc	6,348,318
118,241		Kraft Foods, Inc (Class A)	3,858,204
203,893		PepsiCo, Inc	15,475,479
127,093		Unilever plc	4,781,537
		TOTAL FOOD AND KINDRED PRODUCTS	41,901,801

FOOD STORES - 0.20%
48,441	e	Whole Foods Market, Inc	1,976,393
		TOTAL FOOD STORES	1,976,393

GENERAL BUILDING CONTRACTORS - 0.30%
180,149		Amec plc	3,006,900
		TOTAL GENERAL BUILDING CONTRACTORS	3,006,900

GENERAL MERCHANDISE STORES - 1.65%
79,229		Target Corp	3,961,450
210,029		TJX Cos, Inc	6,034,133
141,856		Wal-Mart Stores, Inc	6,742,416
		TOTAL GENERAL MERCHANDISE STORES	16,737,999

HEALTH SERVICES - 0.90%
90,433	*	Medco Health Solutions, Inc	9,169,906
		TOTAL HEALTH SERVICES	9,169,906

HOLDING AND OTHER INVESTMENT OFFICES - 1.54%
16,501		AvalonBay Communities, Inc	1,553,404
95,880		SPDR Trust Series 1	14,018,615
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	15,572,019

HOTELS AND OTHER LODGING PLACES - 0.30%
38,407		Accor S.A.	3,071,567
		TOTAL HOTELS AND OTHER LODGING PLACES	3,071,567

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.88%
30,849		Alstom RGPT	6,630,110
121,046		Deere & Co	11,271,804
690,391		General Electric Co	25,592,794
355,816		Hewlett-Packard Co	17,961,592
76,713		International Business Machines Corp	8,292,675
7,400	m,v*	Seagate Technology, Inc	-
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	69,748,975

INSTRUMENTS AND RELATED PRODUCTS - 5.14%
67,851	*	Agilent Technologies, Inc	2,492,846
76,778		Covidien Ltd	3,400,498
222,782		Emerson Electric Co	12,622,828
104,537	*	Hologic, Inc	7,175,420
288,700		Johnson & Johnson	19,256,290
83,553		Medtronic, Inc	4,200,209
69,839		Mindray Medical International Ltd (ADR)	3,000,982
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	52,149,073

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
INSURANCE AGENTS, BROKERS AND SERVICE - 0.38%
44,443		Hartford Financial Services Group, Inc	$3,874,985
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,874,985

INSURANCE CARRIERS - 4.28%
165,335	e	ACE Ltd	10,214,396
128,218		Aetna, Inc	7,402,025
154,220		Aflac, Inc	9,658,799
215,348		American International Group, Inc	12,554,788
52,818		Assurant, Inc	3,533,524
		TOTAL INSURANCE CARRIERS	43,363,532

MISCELLANEOUS RETAIL - 0.60%
59,408	e	Best Buy Co, Inc	3,127,831
64,874		Tiffany & Co	2,986,150
		TOTAL MISCELLANEOUS RETAIL	6,113,981

MOTION PICTURES - 1.63%
193,017	*	Discovery Holding Co (Class A)	4,852,447
139,038	*	DreamWorks Animation SKG, Inc (Class A)	3,551,031
184,354	*	Viacom, Inc (Class B)	8,096,828
		TOTAL MOTION PICTURES	16,500,306

NONDEPOSITORY INSTITUTIONS - 1.48%
106,971		American Express Co	5,564,631
236,124		Fannie Mae	9,440,238
		TOTAL NONDEPOSITORY INSTITUTIONS	15,004,869

OIL AND GAS EXTRACTION - 3.52%
45,566		Baker Hughes, Inc	3,695,403
147,740	*	Cameron International Corp	7,110,726
155,224		Schlumberger Ltd	15,269,385
87,010		Smith International, Inc	6,425,688
45,904	*	Weatherford International Ltd	3,149,014
		TOTAL OIL AND GAS EXTRACTION	35,650,216

PAPER AND ALLIED PRODUCTS - 0.65%
107,217		Anglo American plc	6,573,527
		TOTAL PAPER AND ALLIED PRODUCTS	6,573,527

PETROLEUM AND COAL PRODUCTS - 6.65%
115,399		Cabot Oil & Gas Corp	4,658,658
136,119		Devon Energy Corp	12,102,340
421,974		Exxon Mobil Corp	39,534,744
124,651		Marathon Oil Corp	7,586,260
31,150		Petroleo Brasileiro S.A. (ADR)	3,589,726
		TOTAL PETROLEUM AND COAL PRODUCTS	67,471,728

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.77%
85,761		Bayer AG.	7,840,443
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	7,840,443

SECURITY AND COMMODITY BROKERS - 2.96%
38,177	e	AllianceBernstein Holding LP	2,872,819
43,620		Bear Stearns Cos, Inc	3,849,465

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
10,724		Deutsche Boerse AG.	$2,128,428
149,009		Lazard Ltd (Class A)	6,061,686
86,832		Lehman Brothers Holdings, Inc	5,682,286
178,088		Morgan Stanley	9,458,254
		TOTAL SECURITY AND COMMODITY BROKERS	30,052,938

STONE, CLAY, AND GLASS PRODUCTS - 0.34%
41,258		3M Co	3,478,875
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,478,875

TOBACCO PRODUCTS - 2.61%
350,644		Altria Group, Inc	26,501,673
		TOTAL TOBACCO PRODUCTS	26,501,673

TRANSPORTATION EQUIPMENT - 3.65%
149,740		Boeing Co	13,096,260
77,489		Harsco Corp	4,964,720
106,030		ITT Industries, Inc	7,002,221
117,429		Raytheon Co	7,127,940
63,244		United Technologies Corp	4,840,696
		TOTAL TRANSPORTATION EQUIPMENT	37,031,837

WATER TRANSPORTATION - 0.14%
39,189	e	K-Sea Transportation Partners LP	1,406,493
		TOTAL WATER TRANSPORTATION	1,406,493

WHOLESALE TRADE-NONDURABLE GOODS - 0.33%
59,340		Gazprom (ADR)	3,364,578
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,364,578

		TOTAL COMMON STOCKS	1,010,174,402
		(Cost $811,596,160)

SHORT-TERM INVESTMENTS - 0.93%

PRINCIPAL		ISSUER
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.56%
$ 5,650,000		Federal Home Loan Bank (FHLB), 01/02/08	5,650,000
			5,650,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.37%
3,762,363		State Street Navigator Securities Lending Prime Portfolio	3,762,363
			3,762,363

		TOTAL SHORT-TERM INVESTMENTS	9,412,363
		(Cost $9,411,853)

		TOTAL PORTFOLIO - 100.52%	1,019,586,765
		(Cost $821,008,013)
		OTHER ASSETS & LIABILITIES, NET - (0.52)%	(5,311,202)

		NET ASSETS - 100.00%	$1,014,275,563

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

*	Non-income producing.
e	All or a portion of these securities are out on loan.
m	Indicates a security has been deemed illiquid.
v	Security valued at fair value.

At December 31, 2007, the unrealized appreciation on investments was $198,578,752, consisting of gross unrealized appreciation of $218,901,358 and gross unrealized depreciation of $20,322,606.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.96%

AMUSEMENT AND RECREATION SERVICES - 0.52%
24,300		Nintendo Co Ltd	$14,551,940
		TOTAL AMUSEMENT AND RECREATION SERVICES	14,551,940

AUTO REPAIR, SERVICES AND PARKING - 0.35%
461,100		NOK Corp	9,802,735
		TOTAL AUTO REPAIR, SERVICES AND PARKING	9,802,735

BUSINESS SERVICES - 1.47%
355,640		Adecco S.A.	19,240,339
154		NTT Data Corp	685,118
1,659,710		WPP Group plc	21,375,754
		TOTAL BUSINESS SERVICES	41,301,211

CHEMICALS AND ALLIED PRODUCTS - 9.30%
4,979,832	*	Dabur India Ltd	14,428,436
37,000		Mitsui & Co Ltd	783,288
1,007,293		Reckitt Benckiser Group plc	58,429,250
22,846		Shin-Etsu Chemical Co Ltd	1,435,608
93,708,000	e	Sinochem Hong Kong Holding Ltd	87,489,963
952,247		SSL International plc	10,141,177
111,246		Syngenta AG.	28,348,250
1,186,313	*	Uralkali (GDR)	44,190,159
415,800	g,v*	Uralkali (GDR)	15,488,550
		TOTAL CHEMICALS AND ALLIED PRODUCTS	260,734,681

COMMUNICATIONS - 0.34%
197		Nippon Telegraph & Telephone Corp	985,749
446		NTT DoCoMo, Inc	742,568
139,816		Royal KPN NV	2,542,964
125,000		Singapore Telecommunications Ltd	347,355
1,283,493		Vodafone Group plc	4,798,152
		TOTAL COMMUNICATIONS	9,416,788

DEPOSITORY INSTITUTIONS - 6.74%
32,633		Australia & New Zealand Banking Group Ltd	786,821
22,725		Commonwealth Bank of Australia	1,179,260
20,305		DBS Group Holdings Ltd	291,996
181,270	e,m*	Fortis	2,650
323,341		Julius Baer Holding AG.	26,732,074
328,147		Kookmin Bank	24,189,032
1,473		Mizuho Financial Group. Inc	7,040,970
29,201		National Australia Bank Ltd	968,931
46,000		Oversea-Chinese Banking Corp	264,921
28,547		Societe Generale	4,129,062
302	e	Sumitomo Mitsui Financial Group, Inc	2,262,668

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
2,590,099		UBS A.G.	$119,879,157
20,000		United Overseas Bank Ltd	276,494
32,547		Westpac Banking Corp	797,893
		TOTAL DEPOSITORY INSTITUTIONS	188,801,929

ELECTRIC, GAS, AND SANITARY SERVICES - 7.24%
15,900		Chubu Electric Power Co, Inc	414,882
1,879,498		Fortum Oyj	84,663,557
18,400		Kansai Electric Power Co, Inc	429,056
282,970		Reliance Energy Ltd	15,330,922
681,609		RWE AG.	95,668,617
246,100		Tokyo Electric Power Co, Inc	6,366,459
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	202,873,493

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.26%
264,780		Hoya Corp	8,437,692
11,630		Kyocera Corp	1,031,673
47,000		Matsushita Electric Industrial Co Ltd	973,952
3,000		Murata Manufacturing Co Ltd	174,014
331,700		TDK Corp	24,703,433
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	35,320,764

ENGINEERING AND MANAGEMENT SERVICES - 0.50%
235,328		Tecan Group AG.	14,134,438
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	14,134,438

FOOD AND KINDRED PRODUCTS - 2.65%
827,405		Groupe Danone	74,276,163
		TOTAL FOOD AND KINDRED PRODUCTS	74,276,163

FOOD STORES - 3.91%
1,392,394		Carrefour S.A.	108,485,279
34,399		Woolworths Ltd	1,026,633
		TOTAL FOOD STORES	109,511,912

HEAVY CONSTRUCTION, EXCEPT BUILDING - 2.86%
1,081,912	e	Vinci S.A.	80,118,781
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	80,118,781

HOLDING AND OTHER INVESTMENT OFFICES - 4.31%
714,824		Ashmore Group plc	3,827,686
4,266,000		China Merchants Holdings International Co Ltd	26,534,614
523		GPT Group	1,855
3,413,000		Japan Asia Investment Co Ltd	19,888,672
13,400		JFE Holdings, Inc	678,906
6,159,014		Man Group plc	69,760,311
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	120,692,044

HOTELS AND OTHER LODGING PLACES - 4.11%
1,441,470		Accor S.A.	115,280,508
		TOTAL HOTELS AND OTHER LODGING PLACES	115,280,508

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.27%
52,650		Canon, Inc	2,450,700

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
28,120		FUJIFILM Holdings Corp	$1,190,597
598,606	*	GEA Group AG.	20,829,602
62,880		Komatsu Ltd	1,711,097
673,338		Krones AG.	54,135,206
63,200	e	Modec, Inc	1,683,033
118,921		Rheinmetall AG.	9,454,982
37,900		Sumitomo Heavy Industries Ltd	349,434
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	91,804,651

INSTRUMENTS AND RELATED PRODUCTS - 3.91%
969,663		Phonak Holding AG.	109,543,698
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	109,543,698

METAL MINING - 2.34%
61,804		BHP Billiton Ltd	2,178,272
229,760		MMC Norilsk Nickel (ADR)	62,207,520
7,942	v	Polyus Gold (ADR)	374,862
8,281	e	Rio Tinto Ltd	973,966
		TOTAL METAL MINING	65,734,620

MISCELLANEOUS RETAIL - 3.02%
7,437,000		Hutchison Whampoa Ltd	84,361,794
51,717		Origin Energy Ltd	401,879
		TOTAL MISCELLANEOUS RETAIL	84,763,673

NONDEPOSITORY INSTITUTIONS - 0.41%
1,234,240		Tullett Prebon plc	11,528,926
		TOTAL NONDEPOSITORY INSTITUTIONS	11,528,926

OIL AND GAS EXTRACTION - 1.07%
728,721		Saipem S.p.A.	29,224,698
16,164		Woodside Petroleum Ltd	715,174
		TOTAL OIL AND GAS EXTRACTION	29,939,872

PETROLEUM AND COAL PRODUCTS - 0.97%
1,171,590		BP plc	14,342,859
72,524		ENI S.p.A.	2,656,149
222,293		Royal Dutch Shell plc (A Shares)	9,341,120
10,094		Total S.A.	838,695
		TOTAL PETROLEUM AND COAL PRODUCTS	27,178,823

PRIMARY METAL INDUSTRIES - 0.74%
249,400		Nippon Steel Corp	1,544,867
98,000		Sumitomo Metal Industries Ltd	455,284
1,616,160		Welspun-Gujarat Stahl Ltd	18,726,380
		TOTAL PRIMARY METAL INDUSTRIES	20,726,531

RAILROAD TRANSPORTATION - 1.14%
189		East Japan Railway Co	1,559,844
1,874,167		Firstgroup plc	30,405,409
		TOTAL RAILROAD TRANSPORTATION	31,965,253

REAL ESTATE - 2.51%
18		City Developments Ltd	178

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
34,406		ORIX Corp	$5,879,341
6,388	e	Risa Partners, Inc	14,066,580
3,731,800		Urban Corp	49,939,945
24,825		Westfield Group	457,748
		TOTAL REAL ESTATE	70,343,792

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 9.55%
2,926,591		Bayer AG.	267,555,207
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	267,555,207

SECURITY AND COMMODITY BROKERS - 0.02%
42,200		Nomura Holdings, Inc	715,830
		TOTAL SECURITY AND COMMODITY BROKERS	715,830

STONE, CLAY, AND GLASS PRODUCTS - 3.89%
78,601		Holcim Ltd	8,421,412
19,694,000		Nippon Sheet Glass Co Ltd	100,660,377
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	109,081,789

TOBACCO PRODUCTS - 3.04%
93,522		British American Tobacco plc	3,658,148
78,750,919		Huabao International Holdings Ltd	78,777,178
449		Japan Tobacco, Inc	2,684,796
		TOTAL TOBACCO PRODUCTS	85,120,122

TRANSPORTATION BY AIR - 0.06%
55,247		SABMiller plc	1,557,245
		TOTAL TRANSPORTATION BY AIR	1,557,245

TRANSPORTATION EQUIPMENT - 8.60%
16,660		Denso Corp	683,013
3,649,122		Fiat S.p.A.	94,433,176
885,015		Siemens AG.	140,858,127
93,060		Toyota Motor Corp	5,031,396
		TOTAL TRANSPORTATION EQUIPMENT	241,005,712

TRUCKING AND WAREHOUSING - 7.04%
5,737,557		Deutsche Post AG.	197,216,201
		TOTAL TRUCKING AND WAREHOUSING	197,216,201

WATER TRANSPORTATION - 0.27%
2,561,000	*	DP World Ltd	3,124,420
941	*	Euro-Kai KGaA	132,764
48,400	*	Hamburger Hafen und Logistik AG.	4,316,564
		TOTAL WATER TRANSPORTATION	7,573,748

WHOLESALE TRADE-DURABLE GOODS - 0.55%
351,874		Kloeckner & Co AG.	14,147,601
32,610		Mitsubishi Corp	893,225
25,650		Sumitomo Corp	364,379
		TOTAL WHOLESALE TRADE-DURABLE GOODS	15,405,205

		TOTAL COMMON STOCKS	2,745,578,285
		(Cost $2,505,061,003)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

			VALUE
SHORT-TERM INVESTMENTS - 4.00%

PRINCIPAL		ISSUER
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.83%
$ 51,295,000		Federal Home Loan Bank (FHLB), 01/02/08	$51,295,000
			51,295,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.17%
60,756,556		State Street Navigator Securities Lending Prime Portfolio	60,756,556
			60,756,556

		TOTAL SHORT-TERM INVESTMENTS	112,051,556
		(Cost $121,293,863)

		TOTAL PORTFOLIO - 101.96%	2,857,629,841
		(Cost $2,626,354,866)
		OTHER ASSETS & LIABILITIES, NET - (1.96)%	(54,877,636)

		NET ASSETS - 100.00%	$2,802,752,205

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transactions exempt from registration to qualified institutional buyers.
		At December 31, 2007, the value of these securities amounted to $15,488,550 or 0.55% of net assets.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

		At December 31, 2007, the unrealized appreciation on investments was $231,274,974, consisting of
		gross unrealized appreciation of $296,161,424 and gross unrealized depreciation of $64,886,450.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SUMMARY OF MARKET VALUES BY COUNTRY
INTERNATIONAL EQUITY FUND (unaudited)
December 31, 2007

		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES OF AMERICA	$51,295,000	1.83%
TOTAL DOMESTIC	51,295,000	1.83

FOREIGN
AUSTRALIA	9,488,431	0.34
BELGIUM	2,650	0.00
FINLAND	84,663,557	3.03
FRANCE	383,128,488	13.70
GERMANY	804,314,871	28.76
HONG KONG	277,163,549	9.91
INDIA	48,485,738	1.73
ITALY	126,314,023	4.52
JAPAN	293,253,122	10.49
NETHERLANDS	2,542,964	0.09
RUSSIA	122,261,092	4.37
SINGAPORE	1,180,944	0.04
SOUTH KOREA	24,189,032	0.86
SWITZERLAND	326,299,368	11.67
UNITED ARAB EMIRATES	3,124,420	0.11
UNITED KINGDOM	239,166,036	8.55
TOTAL FOREIGN	2,745,578,285	98.17
TOTAL PORTFOLIO	$2,796,873,285	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.65%

AMUSEMENT AND RECREATION SERVICES - 2.79%
140,674	*	Melco PBL Entertainment Macau Ltd (ADR)	$1,626,191
29,400		Nintendo Co Ltd	17,606,051
		TOTAL AMUSEMENT AND RECREATION SERVICES	19,232,242

APPAREL AND ACCESSORY STORES - 1.35%
46,368	e	Abercrombie & Fitch Co (Class A)	3,708,049
152,474	e	Nordstrom, Inc	5,600,370
		TOTAL APPAREL AND ACCESSORY STORES	9,308,419

BUSINESS SERVICES - 17.06%
187,933	*	Adobe Systems, Inc	8,030,377
101,635	e*	DST Systems, Inc	8,389,969
357,538	*	eBay, Inc	11,866,686
112,212	*	Electronic Arts, Inc	6,554,303
121,803	e*	Fiserv, Inc	6,758,848
32,851	*	Google, Inc (Class A)	22,715,809
385,805	e*	Intuit, Inc	12,195,296
31,215	e	Mastercard, Inc (Class A)	6,717,468
330,990	e	Omnicom Group, Inc	15,731,955
500,231	*	Oracle Corp	11,295,216
318,101	*	Yahoo!, Inc	7,399,029
		TOTAL BUSINESS SERVICES	117,654,956

CHEMICALS AND ALLIED PRODUCTS - 18.23%
79,476		Air Products & Chemicals, Inc	7,838,718
28,462	e*	Biogen Idec, Inc	1,620,057
175,011		Colgate-Palmolive Co	13,643,858
151,045	*	Genentech, Inc	10,130,588
277,821	*	Gilead Sciences, Inc	12,782,544
173,292		Merck & Co, Inc	10,069,998
225,334		Monsanto Co	25,167,554
48,417	*	Mosaic Co	4,567,660
271,668	*	Mylan Laboratories, Inc	3,819,652
97,552		Novartis AG. (ADR)	5,298,049
79,138		Praxair, Inc	7,020,332
398,964		Schering-Plough Corp	10,628,401
283,560		Teva Pharmaceutical Industries Ltd (ADR)	13,179,869
		TOTAL CHEMICALS AND ALLIED PRODUCTS	125,767,280

COAL MINING - 0.57%
79,894		Sasol Ltd (ADR)	3,952,356
		TOTAL COAL MINING	3,952,356

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
COMMUNICATIONS - 0.75%
124,899		AT&T, Inc	$5,190,802
		TOTAL COMMUNICATIONS	5,190,802

DEPOSITORY INSTITUTIONS - 2.16%
67,689	e	State Street Corp	5,496,347
386,207	e	Western Union Co	9,377,106
		TOTAL DEPOSITORY INSTITUTIONS	14,873,453

EATING AND DRINKING PLACES - 0.94%
110,227		McDonald's Corp	6,493,473
		TOTAL EATING AND DRINKING PLACES	6,493,473

ELECTRIC, GAS, AND SANITARY SERVICES - 1.00%
101,961		FPL Group, Inc	6,910,917
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,910,917

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.92%
72,729	*	Apple Computer, Inc	14,406,160
588,589	*	Cisco Systems, Inc	15,933,104
570,299		Intel Corp	15,204,171
91,995	e	Maxim Integrated Products, Inc	2,436,028
202,765		Qualcomm, Inc	7,978,803
237,930	*	Renewable Energy Corp A.S.	12,094,014
64,448	*	Research In Motion Ltd	7,308,403
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	75,360,683

ENGINEERING AND MANAGEMENT SERVICES - 0.97%
144,301	e*	Celgene Corp	6,668,149
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,668,149

FABRICATED METAL PRODUCTS - 0.91%
117,835	e	Illinois Tool Works, Inc	6,308,886
		TOTAL FABRICATED METAL PRODUCTS	6,308,886

FOOD AND KINDRED PRODUCTS - 0.90%
13,509		Nestle S.A.	6,204,726
		TOTAL FOOD AND KINDRED PRODUCTS	6,204,726

GENERAL BUILDING CONTRACTORS - 0.35%
87,385		Ryland Group, Inc	2,407,457
		TOTAL GENERAL BUILDING CONTRACTORS	2,407,457

GENERAL MERCHANDISE STORES - 2.49%
365,579		TJX Cos, Inc	10,503,085
140,129		Wal-Mart Stores, Inc	6,660,331
		TOTAL GENERAL MERCHANDISE STORES	17,163,416

HOLDING AND OTHER INVESTMENT OFFICES - 0.34%
38,225		iShares Russell 1000 Growth Index Fund	2,323,316
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,323,316

HOTELS AND OTHER LODGING PLACES - 1.33%
109,141	e*	MGM Mirage	9,170,027
		TOTAL HOTELS AND OTHER LODGING PLACES	9,170,027

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.77%
52,190		Deere & Co	$4,859,933
200,217		Hewlett-Packard Co	10,106,954
250,714	e	International Game Technology	11,013,866
6,200	m,v*	Seagate Technology, Inc	-
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	25,980,753

INSTRUMENTS AND RELATED PRODUCTS - 7.07%
91,469	*	Agilent Technologies, Inc	3,360,571
46,526		Alcon, Inc	6,655,079
321,057		Emerson Electric Co	18,191,090
130,060	e*	Flir Systems, Inc	4,070,878
42,883	e*	Hologic, Inc	2,943,489
97,894		Johnson & Johnson	6,529,530
89,210	*	Waters Corp	7,053,835
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	48,804,472

INSURANCE CARRIERS - 2.47%
64,693		Aetna, Inc	3,734,727
212,779		Aflac, Inc	13,326,349
		TOTAL INSURANCE CARRIERS	17,061,076

MISCELLANEOUS RETAIL - 4.82%
49,575	e*	Amazon.com, Inc	4,592,628
576,460		CVS Corp	22,914,285
125,553	e	Tiffany & Co	5,779,205
		TOTAL MISCELLANEOUS RETAIL	33,286,118

MOTION PICTURES - 0.82%
275,457		News Corp (Class A)	5,644,114
		TOTAL MOTION PICTURES	5,644,114

NONDEPOSITORY INSTITUTIONS - 0.91%
87,934		Textron, Inc	6,269,694
		TOTAL NONDEPOSITORY INSTITUTIONS	6,269,694

OIL AND GAS EXTRACTION - 4.76%
193,974	e*	Denbury Resources, Inc	5,770,726
66,025	*	National Oilwell Varco, Inc	4,850,196
146,204		Saipem S.p.A.	5,863,371
106,686		Schlumberger Ltd	10,494,702
113,596	e	XTO Energy, Inc	5,834,291
		TOTAL OIL AND GAS EXTRACTION	32,813,286

PAPER AND ALLIED PRODUCTS - 0.87%
97,385		Anglo American plc	5,970,722
		TOTAL PAPER AND ALLIED PRODUCTS	5,970,722

PETROLEUM AND COAL PRODUCTS - 2.06%
72,392		Devon Energy Corp	6,436,373
71,547	*	Suncor Energy, Inc	7,779,305
		TOTAL PETROLEUM AND COAL PRODUCTS	14,215,678

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 6.46%
543,225		Charles Schwab Corp	$13,879,399
25,854		CME Group, Inc	17,735,844
45,121		Deutsche Boerse AG.	8,955,315
20,579	*	IntercontinentalExchange, Inc	3,961,457
		TOTAL SECURITY AND COMMODITY BROKERS	44,532,015

TRANSPORTATION EQUIPMENT - 1.36%
49,920	*	BE Aerospace, Inc	2,640,768
77,442		Boeing Co	6,773,077
		TOTAL TRANSPORTATION EQUIPMENT	9,413,845

WATER TRANSPORTATION - 1.22%
197,993	e	Royal Caribbean Cruises Ltd	8,402,823
		TOTAL WATER TRANSPORTATION	8,402,823

		TOTAL COMMON STOCKS	687,385,154
		(Cost $595,655,572)

PRINCIPAL		ISSUER
SHORT TERM INVESTMENTS - 0.50%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.50%
$ 3,470,000		Federal Home Loan Bank (FHLB), 01/02/08	3,470,000
			3,470,000

		TOTAL SHORT TERM INVESTMENTS	3,470,000
		(Cost $3,469,687)

		TOTAL PORTFOLIO - 100.15%	690,855,154
		(Cost $599,125,259)
		OTHER ASSETS & LIABILITIES, NET - (0.15)%	(1,011,703)

		NET ASSETS - 100.00%	$689,843,451

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

		At December 31, 2007, the unrealized appreciation on investments was $91,729,898, consisting of
		gross unrealized appreciation of $105,598,210 and gross unrealized depreciation of $13,868,312.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.70%

AMUSEMENT AND RECREATION SERVICES - 0.31%
298,525	*	Melco PBL Entertainment Macau Ltd (ADR)	$3,450,949
		TOTAL AMUSEMENT AND RECREATION SERVICES	3,450,949

APPAREL AND ACCESSORY STORES - 2.55%
1,350,933		Gap, Inc	28,747,854
		TOTAL APPAREL AND ACCESSORY STORES	28,747,854

APPAREL AND OTHER TEXTILE PRODUCTS - 0.03%
4,023		Liz Claiborne, Inc	81,868
3,049		VF Corp	209,344
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	291,212

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.10%
41,676		Home Depot, Inc	1,122,751
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,122,751

BUSINESS SERVICES - 2.14%
148,205	*	Affiliated Computer Services, Inc (Class A)	6,684,046
595	*	BladeLogic, Inc	17,594
59,599	*	Computer Sciences Corp	2,948,363
793	*	Data Domain, Inc	20,888
169,016	*	Mentor Graphics Corp	1,821,992
388,449	*	Oracle Corp	8,771,178
17,008,045		Solomon Systech International Ltd	1,439,622
149,325	*	Symantec Corp	2,410,105
		TOTAL BUSINESS SERVICES	24,113,788

CHEMICALS AND ALLIED PRODUCTS - 6.08%
30,209	*	Amgen, Inc	1,402,906
70,150	*	Biogen Idec, Inc	3,992,938
137,442		Colgate-Palmolive Co	10,714,978
37,967		Dow Chemical Co	1,496,659
247,018		Du Pont (E.I.) de Nemours & Co	10,891,024
79,393		Eli Lilly & Co	4,238,792
229,696		Merck & Co, Inc	13,347,635
666,588	*	Mylan Laboratories, Inc	9,372,227
87,960		Pfizer, Inc	1,999,331
179,639		Schering-Plough Corp	4,785,583
90,792	*	Vertex Pharmaceuticals, Inc	2,109,098
92,755		Wyeth	4,098,843
		TOTAL CHEMICALS AND ALLIED PRODUCTS	68,450,014

COAL MINING - 0.59%
107,094		Peabody Energy Corp	6,601,274
		TOTAL COAL MINING	6,601,274

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
COMMUNICATIONS - 5.48%
343,115		AT&T, Inc	$14,259,859
182,517	*	Foundry Networks, Inc	3,197,698
1,130,958		Sprint Nextel Corp	14,849,479
189	*	Time Warner Cable, Inc (Class A)	5,216
15,434,995	v*	True Corp PCL	2,657,651
610,952		Verizon Communications, Inc	26,692,493
		TOTAL COMMUNICATIONS	61,662,396

DEPOSITORY INSTITUTIONS - 12.34%
647,326		AMMB Holdings BHD	743,828
18,479		Astoria Financial Corp	430,006
390,251		Bank of America Corp	16,101,756
455,422		Bank of New York Mellon Corp	22,206,377
42,700		Bank of the Ryukyus Ltd	529,761
55,323		BB&T Corp	1,696,756
599,971		Citigroup, Inc	17,663,146
173,543		Comerica, Inc	7,554,327
142,083	e	First Horizon National Corp	2,578,806
334,151		JPMorgan Chase & Co	14,585,691
119,819		SunTrust Banks, Inc	7,487,489
514,636		TCF Financial Corp	9,227,423
584,975		US Bancorp	18,567,106
213,721	e	Valley National Bancorp	4,073,522
45,210		Wachovia Corp	1,719,336
121,870		Washington Mutual, Inc	1,658,651
402,120	e	Wells Fargo & Co	12,140,003
		TOTAL DEPOSITORY INSTITUTIONS	138,963,984

EATING AND DRINKING PLACES - 1.49%
1,023,832		Compass Group plc	6,287,355
378,857		Darden Restaurants, Inc	10,498,127
		TOTAL EATING AND DRINKING PLACES	16,785,482

ELECTRIC, GAS, AND SANITARY SERVICES - 5.27%
670,174	*	Allied Waste Industries, Inc	7,385,317
128,703		American Electric Power Co, Inc	5,992,412
439,862		CMS Energy Corp	7,644,802
54,968		Constellation Energy Group, Inc	5,635,869
16,228		Dominion Resources, Inc	770,019
54,953		DPL, Inc	1,629,356
22,355		Exelon Corp	1,825,062
46,963		FirstEnergy Corp	3,397,303
153,678		FPL Group, Inc	10,416,295
6,133		MDU Resources Group, Inc	169,332
41,008	e*	Mirant Corp	1,598,492
83,246		PG&E Corp	3,587,070
27,744		PPL Corp	1,445,185
65,895		Questar Corp	3,564,919
3,632		Southern Union Co	106,636
140,000		TECO Energy, Inc	2,409,400
70,000		Westar Energy, Inc	1,815,800
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	59,393,269

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.13%
17,727		Celestica, Inc	$102,817
83,609	*	Ciena Corp	2,851,903
72,242		Honeywell International, Inc	4,447,940
172,939		Intel Corp	4,610,554
22,461	*	JA Solar Holdings Co Ltd (ADR)	1,568,002
368,315	*	Marvell Technology Group Ltd	5,149,044
248,434		Maxim Integrated Products, Inc	6,578,532
467,195	*	Micron Technology, Inc	3,387,164
193,980		Motorola, Inc	3,111,439
68,254	*	Renewable Energy Corp A.S.	3,469,360
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	35,276,755

ENGINEERING AND MANAGEMENT SERVICES - 0.62%
408	*	Affymax, Inc	9,123
99,579	*	Amylin Pharmaceuticals, Inc	3,684,423
5,530	*	KBR, Inc	214,564
57,481	*	URS Corp	3,122,943
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,031,053

FABRICATED METAL PRODUCTS - 1.41%
133,872	*	Crown Holdings, Inc	3,433,817
232,930		Illinois Tool Works, Inc	12,471,072
		TOTAL FABRICATED METAL PRODUCTS	15,904,889

FOOD AND KINDRED PRODUCTS - 3.14%
499,435		Kraft Foods, Inc (Class A)	16,296,564
60,000		McCormick & Co, Inc	2,274,600
174,665		Molson Coors Brewing Co (Class B)	9,016,207
102,675		PepsiCo, Inc	7,793,032
		TOTAL FOOD AND KINDRED PRODUCTS	35,380,403

FORESTRY - 0.75%
155,273		Rayonier, Inc	7,335,097
15,000		Weyerhaeuser Co	1,106,100
		TOTAL FORESTRY	8,441,197

FURNITURE AND FIXTURES - 0.35%
183,864		Masco Corp	3,973,301
		TOTAL FURNITURE AND FIXTURES	3,973,301

FURNITURE AND HOMEFURNISHINGS STORES - 0.10%
263,084	e	Circuit City Stores, Inc	1,104,953
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,104,953

GENERAL BUILDING CONTRACTORS - 0.50%
370,100	e	Daikyo, Inc	1,080,004
79,671		Ryland Group, Inc	2,194,936
117,112	e*	Toll Brothers, Inc	2,349,267
		TOTAL GENERAL BUILDING CONTRACTORS	5,624,207

GENERAL MERCHANDISE STORES - 1.08%
369,219		Macy's, Inc	9,551,696

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
54,905		Wal-Mart Stores, Inc	$2,609,635
		TOTAL GENERAL MERCHANDISE STORES	12,161,331

HEALTH SERVICES - 0.52%
277,728	e*	Healthsouth Corp	5,832,288
		TOTAL HEALTH SERVICES	5,832,288

HOLDING AND OTHER INVESTMENT OFFICES - 1.50%
11		Cross Timbers Royalty Trust	454
169,610		iShares Russell 1000 Value Index Fund	13,611,203
60,167		Plum Creek Timber Co, Inc	2,770,089
5,900		Vornado Realty Trust	518,905
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	16,900,651

HOTELS AND OTHER LODGING PLACES - 1.64%
148,700		Accor S.A.	11,892,156
78,583	*	MGM Mirage	6,602,544
		TOTAL HOTELS AND OTHER LODGING PLACES	18,494,700

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.77%
867,965	*	Brocade Communications Systems, Inc	6,370,863
780		Deere & Co	72,634
1,090,685		General Electric Co	40,431,693
126,578		International Game Technology	5,560,572
68,625		Joy Global, Inc	4,516,898
171,751		Trane, Inc	8,022,489
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	64,975,149

INSTRUMENTS AND RELATED PRODUCTS - 5.61%
193,683	*	Agilent Technologies, Inc	7,115,913
66,552		Applera Corp (Applied Biosystems Group)	2,257,444
61,780	*	Eagle Test Systems, Inc	789,548
264,210		Emerson Electric Co	14,970,139
446,439		Johnson & Johnson	29,777,481
99,532	*	St. Jude Medical, Inc	4,044,980
73,870	*	Thermo Electron Corp	4,260,822
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	63,216,327

INSURANCE AGENTS, BROKERS AND SERVICE - 0.92%
52,120		AON Corp	2,485,603
90,857		Hartford Financial Services Group, Inc	7,921,822
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	10,407,425

INSURANCE CARRIERS - 6.22%
42,348		ACE Ltd	2,616,259
1,248		Aegon NV	21,877
118,374		Aetna, Inc	6,833,731
52,558		Allstate Corp	2,745,104
232,152		American International Group, Inc	13,534,462
14,569		Aspen Insurance Holdings Ltd	420,170
69,386		Genworth Financial, Inc (Class A)	1,765,874
164,777		Lincoln National Corp	9,593,317
80,359		Max Re Capital Ltd	2,249,248
110,555		Platinum Underwriters Holdings Ltd	3,931,336
90,221		Principal Financial Group	6,210,814

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
48,097		Prudential Financial, Inc	$4,474,945
275,596		Travelers Cos, Inc	14,827,065
16,495		XL Capital Ltd (Class A)	829,863
		TOTAL INSURANCE CARRIERS	70,054,065

METAL MINING - 0.05%
12,764	*	Patriot Coal Corp	532,769
		TOTAL METAL MINING	532,769

MISCELLANEOUS RETAIL - 0.39%
41,133		CVS Corp	1,635,037
988,737	e*	Rite Aid Corp	2,758,576
		TOTAL MISCELLANEOUS RETAIL	4,393,613

MOTION PICTURES - 1.19%
340,020		News Corp (Class A)	6,967,010
388,244		Time Warner, Inc	6,409,908
		TOTAL MOTION PICTURES	13,376,918

NONDEPOSITORY INSTITUTIONS - 2.63%
83,185		CIT Group, Inc	1,998,936
417,469		Discover Financial Services	6,295,433
466,181		Fannie Mae	18,637,916
77,231		Freddie Mac	2,631,260
		TOTAL NONDEPOSITORY INSTITUTIONS	29,563,545

OIL AND GAS EXTRACTION - 2.10%
26,170		Anadarko Petroleum Corp	1,719,107
28,000		Baker Hughes, Inc	2,270,800
75,031		BJ Services Co	1,820,252
24,675		Equitable Resources, Inc	1,314,684
119,835		Halliburton Co	4,542,945
305,000	*	Integra Group Holdings (GDR)	5,160,600
115,845		KazMunaiGas Exploration Production (GDR)	3,591,195
2,071	*	Plains Exploration & Production Co	111,834
60,000		XTO Energy, Inc	3,081,600
		TOTAL OIL AND GAS EXTRACTION	23,613,017

PAPER AND ALLIED PRODUCTS - 0.72%
99,952		Anglo American plc	6,128,106
25,713		Kimberly-Clark Corp	1,782,939
11,930		Mondi Ltd	115,177
10,183	*	Smurfit-Stone Container Corp	107,532
		TOTAL PAPER AND ALLIED PRODUCTS	8,133,754

PETROLEUM AND COAL PRODUCTS - 10.48%
150,380		Apache Corp	16,171,865
118,465		Cabot Oil & Gas Corp	4,782,432
188,651		Chevron Corp	17,606,798
112,564		ConocoPhillips	9,939,401
164,460		Devon Energy Corp	14,622,139
86,420		EOG Resources, Inc	7,712,985
144,435		Exxon Mobil Corp	13,532,115
127,296		Marathon Oil Corp	7,747,235

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
270,421		Occidental Petroleum Corp	$20,819,713
31,869		Petroleo Brasileiro S.A. (ADR)	3,672,584
39,555	*	SandRidge Energy, Inc	1,418,442
		TOTAL PETROLEUM AND COAL PRODUCTS	118,025,709

PIPELINES, EXCEPT NATURAL GAS - 0.03%
12,081		Spectra Energy Corp	311,931
		TOTAL PIPELINES, EXCEPT NATURAL GAS	311,931

PRIMARY METAL INDUSTRIES - 0.56%
23,268		Vallourec	6,298,615
		TOTAL PRIMARY METAL INDUSTRIES	6,298,615

RAILROAD TRANSPORTATION - 0.09%
7,698		Union Pacific Corp	967,023
		TOTAL RAILROAD TRANSPORTATION	967,023

REAL ESTATE - 0.52%
1,640,472	*	Unitech Corporate Parks plc	3,706,370
164,400		Urban Corp	2,200,045
		TOTAL REAL ESTATE	5,906,415

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.69%
300,385		Newell Rubbermaid, Inc	7,773,964
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	7,773,964

SECURITY AND COMMODITY BROKERS - 4.77%
101,708	e	Bear Stearns Cos, Inc	8,975,731
5,370		Goldman Sachs Group, Inc	1,154,818
51,016		Lazard Ltd (Class A)	2,075,331
361,345		Lehman Brothers Holdings, Inc	23,646,417
245,735		Merrill Lynch & Co, Inc	13,191,055
43,252		Morgan Stanley	2,297,114
18,044		Nymex Holdings, Inc	2,410,859
		TOTAL SECURITY AND COMMODITY BROKERS	53,751,325

TOBACCO PRODUCTS - 1.55%
230,669		Altria Group, Inc	17,433,963
		TOTAL TOBACCO PRODUCTS	17,433,963

TRANSPORTATION BY AIR - 0.50%
163,291	e*	AMR Corp	2,290,973
262,819	e*	JetBlue Airways Corp	1,550,632
49,105	e	UAL Corp	1,751,084
		TOTAL TRANSPORTATION BY AIR	5,592,689

TRANSPORTATION EQUIPMENT - 1.42%
1,361,212	e*	Ford Motor Co	9,160,957
8,330		Lockheed Martin Corp	876,816
109,077	*	Pactiv Corp	2,904,721
51,150		Raytheon Co	3,104,805
		TOTAL TRANSPORTATION EQUIPMENT	16,047,299

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
TRANSPORTATION SERVICES - 0.63%
361,751		UTI Worldwide, Inc	$7,090,320
		TOTAL TRANSPORTATION SERVICES	7,090,320

WATER TRANSPORTATION - 0.70%
185,073	e	Royal Caribbean Cruises Ltd	7,854,498
		TOTAL WATER TRANSPORTATION	7,854,498

WHOLESALE TRADE-DURABLE GOODS - 0.01%
5,846	*	Solera Holdings, Inc	144,864
		TOTAL WHOLESALE TRADE-DURABLE GOODS	144,864

WHOLESALE TRADE-NONDURABLE GOODS - 1.03%
60,000		Dean Foods Co	1,551,600
176,504		Gazprom (ADR)	10,007,777
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	11,559,377

		TOTAL COMMON STOCKS	1,122,733,275
		(Cost $1,127,923,805)

SHORT TERM INVESTMENTS - 1.54%

PRINCIPAL		ISSUER
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.65%
$ 7,310,000		Federal Home Loan Bank (FHLB), 01/02/08	7,310,000
			7,310,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.89%
10,066,185		State Street Navigator Securities Lending Prime Portfolio	10,066,185
			10,066,185

		TOTAL SHORT TERM INVESTMENTS	17,376,185
		(Cost $10,066,185)

		TOTAL PORTFOLIO - 101.24%	1,140,109,460
		(Cost $1,137,989,990)
		OTHER ASSETS & LIABILITIES, NET - (1.24)%	(13,958,864)

		NET ASSETS - 100.00%	$1,126,150,596

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	v	Security valued at fair value.

		At December 31, 2007, the unrealized appreciation on investments was $2,119,470, consisting of
		gross unrealized appreciation of $90,002,172 and gross unrealized depreciation of $87,882,702.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.33%

AMUSEMENT AND RECREATION SERVICES - 1.19%
210,885	*	Activision, Inc	$6,263,284
		TOTAL AMUSEMENT AND RECREATION SERVICES	6,263,284

APPAREL AND OTHER TEXTILE PRODUCTS - 1.64%
120,152		Guess ?, Inc	4,552,559
45,352		Phillips-Van Heusen Corp	1,671,675
38,817		Polo Ralph Lauren Corp	2,398,502
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	8,622,736

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.88%
231,528	*	Copart, Inc	9,851,516
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	9,851,516

BUSINESS SERVICES - 10.71%
156,029	*	Adobe Systems, Inc	6,667,119
199,601	*	Cavium Networks, Inc	4,594,815
43,949	*	Cerner Corp	2,478,724
71,872	*	Citrix Systems, Inc	2,731,855
111,031	*	Cognizant Technology Solutions Corp (Class A)	3,768,392
137,254	*	Electronic Arts, Inc	8,017,006
63,607	e*	Focus Media Holding Ltd (ADR)	3,613,514
385,092		Michael Page International plc	2,207,705
79,182		Omnicom Group, Inc	3,763,520
269,386	e*	RSC Holdings, Inc	3,380,794
108,816	*	Salesforce.com, Inc	6,821,675
203,238	*	Sybase, Inc	5,302,479
68,767	e*	WebMD Health Corp (Class A)	2,824,261
		TOTAL BUSINESS SERVICES	56,171,859

CHEMICALS AND ALLIED PRODUCTS - 7.10%
66,681		Church & Dwight Co, Inc	3,605,442
161,933		Ecolab, Inc	8,292,589
105,027	*	Hospira, Inc	4,478,351
178,539	e*	Mylan Laboratories, Inc	2,510,258
84,911		Praxair, Inc	7,532,455
41,906	e	Shire plc (ADR)	2,889,419
179,856	*	VCA Antech, Inc	7,955,031
		TOTAL CHEMICALS AND ALLIED PRODUCTS	37,263,545

COAL MINING - 1.83%
133,925		Consol Energy, Inc	9,578,316
		TOTAL COAL MINING	9,578,316

COMMUNICATIONS - 4.97%
180,923	*	American Tower Corp (Class A)	7,707,320
204,408	e*	Aruba Networks, Inc	3,047,723

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
149,898	*	Crown Castle International Corp	$6,235,757
239,503	*	Foundry Networks, Inc	4,196,093
170,417	*	NeuStar, Inc (Class A)	4,887,560
		TOTAL COMMUNICATIONS	26,074,453

EATING AND DRINKING PLACES - 1.06%
145,407		Yum! Brands, Inc	5,564,726
		TOTAL EATING AND DRINKING PLACES	5,564,726

ELECTRIC, GAS, AND SANITARY SERVICES - 3.96%
70,086		Constellation Energy Group, Inc	7,185,918
318,151	*	Covanta Holding Corp	8,800,057
110,144	*	NRG Energy, Inc	4,773,641
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	20,759,616

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.93%
124,278		Analog Devices, Inc	3,939,613
221,963	*	Broadcom Corp (Class A)	5,802,113
8,469	e*	First Solar, Inc	2,262,409
147,481		Harris Corp	9,244,109
28,874	e*	JA Solar Holdings Co Ltd (ADR)	2,015,694
73,557		L-3 Communications Holdings, Inc	7,792,629
310,740	*	Marvell Technology Group Ltd	4,344,145
133,163		Maxim Integrated Products, Inc	3,526,156
190,717	*	Network Appliance, Inc	4,760,296
172,255	e*	Starent Networks Corp	3,143,654
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	46,830,818

FOOD AND KINDRED PRODUCTS - 2.60%
44,898		Bunge Ltd	5,226,576
49,088	*	Hansen Natural Corp	2,174,107
164,780		McCormick & Co, Inc	6,246,810
		TOTAL FOOD AND KINDRED PRODUCTS	13,647,493

FURNITURE AND HOMEFURNISHINGS STORES - 0.99%
83,336	*	GameStop Corp (Class A)	5,175,999
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	5,175,999

GENERAL MERCHANDISE STORES - 1.15%
209,630		TJX Cos, Inc	6,022,670
		TOTAL GENERAL MERCHANDISE STORES	6,022,670

HEALTH SERVICES - 1.08%
77,915	*	Express Scripts, Inc	5,687,795
		TOTAL HEALTH SERVICES	5,687,795

HOLDING AND OTHER INVESTMENT OFFICES - 4.26%
126,344	e	iShares Russell Midcap Growth Index Fund	14,395,635
173,541	e	iStar Financial, Inc	4,520,743
48,163		Macerich Co	3,422,463
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	22,338,841

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.40%
162,132	e*	AuthenTec, Inc	2,355,778

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
57,672		Flowserve Corp	$5,548,046
237,009	e*	Netezza Corp	3,270,724
53,604	*	Riverbed Technology, Inc	1,433,371
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	12,607,919

INSTRUMENTS AND RELATED PRODUCTS - 6.56%
160,957		Allergan, Inc	10,339,878
52,275		Bard (C.R.), Inc	4,955,670
75,350	*	Hologic, Inc	5,172,024
9,388	*	Intuitive Surgical, Inc	3,046,406
64,933		Rockwell Collins, Inc	4,673,228
64,727	*	St. Jude Medical, Inc	2,630,505
119,949	*	Trimble Navigation Ltd	3,627,258
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	34,444,969

INSURANCE CARRIERS - 1.14%
103,299		Aetna, Inc	5,963,451
		TOTAL INSURANCE CARRIERS	5,963,451

JUSTICE, PUBLIC ORDER AND SAFETY - 1.61%
285,587	*	Corrections Corp of America	8,427,672
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	8,427,672

LEATHER AND LEATHER PRODUCTS - 1.69%
127,588	*	Coach, Inc	3,901,641
135,017	e*	CROCS, Inc	4,969,976
		TOTAL LEATHER AND LEATHER PRODUCTS	8,871,617

METAL MINING - 0.66%
34,003		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,483,267
		TOTAL METAL MINING	3,483,267

MISCELLANEOUS RETAIL - 1.94%
195,397	*	Dick's Sporting Goods, Inc	5,424,221
103,490		Tiffany & Co	4,763,645
		TOTAL MISCELLANEOUS RETAIL	10,187,866

MOTION PICTURES - 0.63%
131,261		National CineMedia, Inc	3,309,090
		TOTAL MOTION PICTURES	3,309,090

NONDEPOSITORY INSTITUTIONS - 1.59%
116,743		Textron, Inc	8,323,776
		TOTAL NONDEPOSITORY INSTITUTIONS	8,323,776

OIL AND GAS EXTRACTION - 11.97%
364,450	*	Denbury Resources, Inc	10,842,387
127,093		Equitable Resources, Inc	6,771,515
87,391	*	National Oilwell Varco, Inc	6,419,743
81,693		Noble Corp	4,616,471
125,905		Saipem S.p.A.	5,049,299
120,997		Smith International, Inc	8,935,628
98,004	*	Southwestern Energy Co	5,460,783
112,073	*	Weatherford International Ltd	7,688,208

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
136,779		XTO Energy, Inc	$7,024,969
		TOTAL OIL AND GAS EXTRACTION	62,809,003

PRIMARY METAL INDUSTRIES - 1.81%
34,368		Precision Castparts Corp	4,766,842
179,537	e	Titanium Metals Corp	4,748,754
		TOTAL PRIMARY METAL INDUSTRIES	9,515,596

REAL ESTATE - 1.41%
144,347	e*	CB Richard Ellis Group, Inc (Class A)	3,110,678
96,266	e	Forest City Enterprises, Inc (Class A)	4,278,061
		TOTAL REAL ESTATE	7,388,739

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 1.16%
94,447		Nike, Inc (Class B)	6,067,275
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	6,067,275

SECURITY AND COMMODITY BROKERS - 3.14%
31,528	*	IntercontinentalExchange, Inc	6,069,140
23,872	e	Nymex Holdings, Inc	3,189,538
118,580		T Rowe Price Group, Inc	7,219,150
		TOTAL SECURITY AND COMMODITY BROKERS	16,477,828

SPECIAL TRADE CONTRACTORS - 1.27%
254,858	*	Quanta Services, Inc	6,687,474
		TOTAL SPECIAL TRADE CONTRACTORS	6,687,474

STONE, CLAY, AND GLASS PRODUCTS - 0.69%
204,144		Gentex Corp	3,627,639
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,627,639

TRANSPORTATION EQUIPMENT - 0.88%
70,018		ITT Industries, Inc	4,623,989
		TOTAL TRANSPORTATION EQUIPMENT	4,623,989

WATER TRANSPORTATION - 2.38%
153,231	e	Genco Shipping & Trading Ltd	8,390,930
96,966		Royal Caribbean Cruises Ltd	4,115,237
		TOTAL WATER TRANSPORTATION	12,506,167

WHOLESALE TRADE-DURABLE GOODS - 1.67%
416,241	*	LKQ Corp	8,749,386
		TOTAL WHOLESALE TRADE-DURABLE GOODS	8,749,386

WHOLESALE TRADE-NONDURABLE GOODS - 1.38%
85,942	e*	Bare Escentuals, Inc	2,084,093
39,419	e	Wimm-Bill-Dann Foods OJSC (ADR)	5,165,466
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,249,559

		TOTAL COMMON STOCKS	521,175,949
		(Cost $474,449,839)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

PRINCIPAL		ISSUER	VALUE
SHORT TERM INVESTMENTS - 8.03%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.56%
$ 2,950,000		Federal Home Loan Bank (FHLB), 01/02/08	$2,950,000
			2,950,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.47%
39,196,266		State Street Navigator Securities Lending Prime Portfolio	39,196,266
			39,196,266

		TOTAL SHORT TERM INVESTMENTS	42,146,266
		(Cost $42,146,005)

		TOTAL PORTFOLIO - 107.36%	563,322,215
		(Cost $516,595,844)
		OTHER ASSETS & LIABILITIES, NET - (7.36)%	(38,634,491)

		NET ASSETS - 100.00%	$524,687,724

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.

		At December 31, 2007, the unrealized appreciation on investments was $46,726,371, consisting of
		gross unrealized appreciation of $70,202,194 and gross unrealized depreciation of $23,475,823.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.89%

AMUSEMENT AND RECREATION SERVICES - 0.48%
125,000	*	Melco PBL Entertainment Macau Ltd (ADR)	$1,445,000
42,000	*	Penn National Gaming, Inc	2,501,100
		TOTAL AMUSEMENT AND RECREATION SERVICES	3,946,100

APPAREL AND ACCESSORY STORES - 0.88%
73,000	*	AnnTaylor Stores Corp	1,865,880
255,000		Gap, Inc	5,426,400
		TOTAL APPAREL AND ACCESSORY STORES	7,292,280

APPAREL AND OTHER TEXTILE PRODUCTS - 0.26%
108,000		Liz Claiborne, Inc	2,197,800
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,197,800

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
85,000		Asbury Automotive Group, Inc	1,279,250
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,279,250

BUSINESS SERVICES - 5.03%
152,000	*	Affiliated Computer Services, Inc (Class A)	6,855,200
41,000		Automatic Data Processing, Inc	1,825,730
110,000	*	CACI International, Inc (Class A)	4,924,700
218,000	*	Computer Sciences Corp	10,784,460
177,000	*	DynCorp International, Inc (Class A)	4,757,760
350,000	*	Earthlink, Inc	2,474,500
133,000		Electronic Data Systems Corp	2,757,090
255,000	*	Interpublic Group of Cos, Inc	2,068,050
80,000	*	Juniper Networks, Inc	2,656,000
264,000	*	Novell, Inc	1,813,680
10,000	e*	VMware, Inc (Class A)	849,900
		TOTAL BUSINESS SERVICES	41,767,070

CHEMICALS AND ALLIED PRODUCTS - 6.55%
34,000	*	Agrium, Inc	2,469,000
242,000		Alberto-Culver Co	5,938,680
30,000		Clorox Co	1,955,100
147,000		Cytec Industries, Inc	9,052,260
60,000	*	Forest Laboratories, Inc	2,187,000
48,000	*	Invitrogen Corp	4,483,680
180,000	e*	Keryx Biopharmaceuticals, Inc	1,512,000
75,000		Methanex Corp	2,094,331
215,816	*	Mylan Laboratories, Inc	3,034,373
159,000		PPG Industries, Inc	11,166,570
93,000		Rohm & Haas Co	4,935,510
45,000		Sigma-Aldrich Corp	2,457,000
161,000	e*	Theravance, Inc	3,139,500
		TOTAL CHEMICALS AND ALLIED PRODUCTS	54,425,004

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
COAL MINING - 0.56%
40,000		Arch Coal, Inc	$1,797,200
46,000		Peabody Energy Corp	2,835,440
		TOTAL COAL MINING	4,632,640

COMMUNICATIONS - 2.51%
37,000		Cablevision Systems Corp (Class A)	906,500
55,000		CenturyTel, Inc	2,280,300
292,976	e*	Crown Media Holdings, Inc (Class A)	1,904,344
23,000	*	EchoStar Communications Corp (Class A)	867,560
50,000		Global Payments, Inc	2,326,000
141,123		Informa plc	1,297,146
55,000	*	Liberty Media Corp - Capital (Series A)	6,406,950
86,000	e	Manitoba Telecom Services, Inc	4,005,694
45,000	*	MetroPCS Communications, Inc	875,250
		TOTAL COMMUNICATIONS	20,869,744

DEPOSITORY INSTITUTIONS - 6.97%
82,000		Astoria Financial Corp	1,908,140
56,361	e	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	1,366,754
73,000		Bank of New York Mellon Corp	3,559,480
50,000		Comerica, Inc	2,176,500
24,000		Cullen/Frost Bankers, Inc	1,215,840
710,000		Hudson City Bancorp, Inc	10,664,200
145,000		Huntington Bancshares, Inc	2,140,200
89,000		Marshall & Ilsley Corp	2,356,720
50,000		National Bank of Greece S.A.	3,434,356
140,000	e	New York Community Bancorp, Inc	2,461,200
77,000		Northern Trust Corp	5,896,660
60,000		PNC Financial Services Group, Inc	3,939,000
110,000		Sovereign Bancorp, Inc	1,254,000
380,000		TCF Financial Corp	6,813,400
225,000	e	Valley National Bancorp	4,288,500
91,257		Wells Fargo & Co	2,755,049
70,000		Western Union Co	1,699,600
		TOTAL DEPOSITORY INSTITUTIONS	57,929,599

EATING AND DRINKING PLACES - 0.99%
298,000		Darden Restaurants, Inc	8,257,580
		TOTAL EATING AND DRINKING PLACES	8,257,580

ELECTRIC, GAS, AND SANITARY SERVICES - 15.74%
49,000		Allegheny Energy, Inc	3,116,890
513,000	*	Allied Waste Industries, Inc	5,653,260
156,000		American Electric Power Co, Inc	7,263,360
125,000		CMS Energy Corp	2,172,500
112,000		Constellation Energy Group, Inc	11,483,360
92,000		DPL, Inc	2,727,800
89,000		Edison International	4,749,930
60,000		Energen Corp	3,853,800
61,000		FirstEnergy Corp	4,412,740
78,000		Fortum Oyj	3,513,570
156,600		Integrys Energy Group, Inc	8,094,654

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
69,000	*	Mirant Corp	$2,689,620
310,300		NorthWestern Corp	9,153,850
171,000	*	NRG Energy, Inc	7,411,140
91,123	e*	Ocean Power Technologies, Inc	1,478,926
195,000		Pepco Holdings, Inc	5,719,350
77,000		PG&E Corp	3,317,930
159,000		PPL Corp	8,282,310
197,000		Progress Energy, Inc	9,540,710
162,000		Questar Corp	8,764,200
50,000		Sempra Energy	3,094,000
220,000		Southern Union Co	6,459,200
104,000		Williams Cos, Inc	3,721,120
183,000		Xcel Energy, Inc	4,130,310
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	130,804,530

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.99%
106,000	e*	Cree, Inc	2,911,820
239,000	*	Fairchild Semiconductor International, Inc	3,448,770
220,000	*	Gemstar-TV Guide International, Inc	1,047,200
187,000	*	Infineon Technologies AG. (ADR)	2,176,680
81,677		L-3 Communications Holdings, Inc	8,652,861
280,800	*	LSI Logic Corp	1,491,048
93,000		Maxim Integrated Products, Inc	2,462,640
400,000	*	Tellabs, Inc	2,616,000
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	24,807,019

ENGINEERING AND MANAGEMENT SERVICES - 1.09%
40,000	*	McDermott International, Inc	2,361,200
47,000	*	Shaw Group, Inc	2,840,680
71,500	*	URS Corp	3,884,595
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	9,086,475

FABRICATED METAL PRODUCTS - 1.70%
82,000		Commercial Metals Co	2,414,900
457,000	*	Crown Holdings, Inc	11,722,050
		TOTAL FABRICATED METAL PRODUCTS	14,136,950

FOOD AND KINDRED PRODUCTS - 2.53%
125,000		Del Monte Foods Co	1,182,500
48,000		Hershey Co	1,891,200
83,000		McCormick & Co, Inc	3,146,530
66,000		Pepsi Bottling Group, Inc	2,604,360
355,000	*	Smithfield Foods, Inc	10,266,600
125,000		Tyson Foods, Inc (Class A)	1,916,250
		TOTAL FOOD AND KINDRED PRODUCTS	21,007,440

FOOD STORES - 1.25%
292,000		Kroger Co	7,799,320
68,000		Supervalu, Inc	2,551,360
		TOTAL FOOD STORES	10,350,680

FURNITURE AND FIXTURES - 0.31%
120,000		Masco Corp	2,593,200
		TOTAL FURNITURE AND FIXTURES	2,593,200

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
GENERAL BUILDING CONTRACTORS - 0.37%
110,000		Ryland Group, Inc	$3,030,500
		TOTAL GENERAL BUILDING CONTRACTORS	3,030,500

GENERAL MERCHANDISE STORES - 0.29%
93,000		Macy's, Inc	2,405,910
		TOTAL GENERAL MERCHANDISE STORES	2,405,910

HEALTH SERVICES - 1.20%
15,000	*	Coventry Health Care, Inc	888,750
63,500	*	DaVita, Inc	3,578,225
220,000	e*	Healthsouth Corp	4,620,000
10,000	*	WellPoint, Inc	877,300
		TOTAL HEALTH SERVICES	9,964,275

HEAVY CONSTRUCTION, EXCEPT BUILDING - 1.58%
78,000		Bouygues S.A.	6,500,276
89,000		Vinci S.A.	6,590,703
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	13,090,979

HOLDING AND OTHER INVESTMENT OFFICES - 6.34%
62,000		Boston Properties, Inc	5,692,220
37,000		Camden Property Trust	1,781,550
60,000		CBL & Associates Properties, Inc	1,434,600
45,000		Douglas Emmett, Inc	1,017,450
60,000		Equity Residential	2,188,200
42,000		General Growth Properties, Inc	1,729,560
82,000	e	Glimcher Realty Trust	1,171,780
61,329	g,m,v*	GSC Capital Corp	118,978
6,000		iShares Russell 1000 Value Index Fund	481,500
5,000		iShares Russell Midcap Value Index Fund	705,300
75,000		Kimco Realty Corp	2,730,000
32,000		Mack-Cali Realty Corp	1,088,000
31,000		Pennsylvania Real Estate Investment Trust	920,080
127,000		Plum Creek Timber Co, Inc	5,847,080
41,000		Post Properties, Inc	1,439,920
76,000		Potlatch Corp	3,377,440
89,000		Prologis	5,640,820
31,500		Public Storage, Inc	2,312,415
80,000		Taubman Centers, Inc	3,935,200
103,000		Vornado Realty Trust	9,058,850
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	52,670,943

HOTELS AND OTHER LODGING PLACES - 2.51%
123,000		Accor S.A.	9,836,821
40,000	*	MGM Mirage	3,360,800
34,000		Orient-Express Hotels Ltd (Class A)	1,955,680
130,000		Starwood Hotels & Resorts Worldwide, Inc	5,723,900
		TOTAL HOTELS AND OTHER LODGING PLACES	20,877,201

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.87%
230,000	*	Brocade Communications Systems, Inc	1,688,200
61,000		Curtiss-Wright Corp	3,062,200

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
26,000		Deere & Co	$2,421,120
120,000		Dover Corp	5,530,800
31,347		Joy Global, Inc	2,063,260
195,000		Trane, Inc	9,108,450
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	23,874,030

INSTRUMENTS AND RELATED PRODUCTS - 3.19%
55,000	*	Agilent Technologies, Inc	2,020,700
75,000		Applera Corp (Applied Biosystems Group)	2,544,000
240,000		BAE Systems plc	2,379,166
37,000		Beckman Coulter, Inc	2,693,600
76,000		Cooper Cos, Inc	2,888,000
15,000	*	Mettler-Toledo International, Inc	1,707,000
79,000	*	Thermo Electron Corp	4,556,720
25,000	*	Waters Corp	1,976,750
355,000		Xerox Corp	5,747,450
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	26,513,386

INSURANCE AGENTS, BROKERS AND SERVICE - 0.98%
112,000		AON Corp	5,341,280
32,500		Hartford Financial Services Group, Inc	2,833,675
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	8,174,955

INSURANCE CARRIERS - 7.32%
99,300		ACE Ltd	6,134,754
68,000		Aetna, Inc	3,925,640
31,000		Assurant, Inc	2,073,900
102,000		Axis Capital Holdings Ltd	3,974,940
60,000		CNA Financial Corp	2,023,200
255,000	*	Conseco, Inc	3,202,800
49,000		Everest Re Group Ltd	4,919,600
190,000		Genworth Financial, Inc (Class A)	4,835,500
40,000		Hanover Insurance Group, Inc	1,832,000
25,311		Lincoln National Corp	1,473,606
76,000		Max Re Capital Ltd	2,127,240
48,000		OneBeacon Insurance Group Ltd	1,032,000
36,000		PartnerRe Ltd	2,971,080
236,000		Principal Financial Group	16,246,240
80,000		XL Capital Ltd (Class A)	4,024,800
		TOTAL INSURANCE CARRIERS	60,797,300

METAL MINING - 1.00%
95,000		Cameco Corp	3,808,856
19,000		Cleveland-Cliffs, Inc	1,915,200
38,000		Compania de Minas Buenaventura S.A. (ADR)	2,150,800
45,000	e*	Stillwater Mining Co	434,700
		TOTAL METAL MINING	8,309,556

MISCELLANEOUS RETAIL - 0.82%
80,000		Barnes & Noble, Inc	2,756,000
43,000		Compagnie Financiere Richemont AG.	2,951,111
391,000	e*	Rite Aid Corp	1,090,890
		TOTAL MISCELLANEOUS RETAIL	6,798,001

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 0.58%
30,000		CBS Corp (Class B)	$817,500
112,000	*	Discovery Holding Co (Class A)	2,815,680
64,000		Regal Entertainment Group (Class A)	1,156,480
		TOTAL MOTION PICTURES	4,789,660

NONDEPOSITORY INSTITUTIONS - 0.18%
15,999	*	Guaranty Financial Group, Inc	256,000
157,218	*	Heckmann Corp	1,265,605
		TOTAL NONDEPOSITORY INSTITUTIONS	1,521,605

OIL AND GAS EXTRACTION - 1.34%
65,000		BJ Services Co	1,576,900
28,000		Equitable Resources, Inc	1,491,840
89,000	*	Forest Oil Corp	4,524,760
105,000	*	Pride International, Inc	3,559,500
		TOTAL OIL AND GAS EXTRACTION	11,153,000

PAPER AND ALLIED PRODUCTS - 3.00%
57,200	e*	AbitibiBowater, Inc	1,178,892
209,000		Anglo American plc	12,813,893
152,000		Greif, Inc (Class A)	9,936,240
48,000		Temple-Inland, Inc	1,000,800
		TOTAL PAPER AND ALLIED PRODUCTS	24,929,825

PETROLEUM AND COAL PRODUCTS - 3.10%
160,000		Cabot Oil & Gas Corp	6,459,200
60,000		Hess Corp	6,051,600
48,000	*	Newfield Exploration Co	2,529,600
121,000		Noble Energy, Inc	9,621,920
29,661	*	SandRidge Energy, Inc	1,063,643
		TOTAL PETROLEUM AND COAL PRODUCTS	25,725,963

PRIMARY METAL INDUSTRIES - 1.82%
3,000		Carpenter Technology Corp	225,510
14,000		Nucor Corp	829,080
15,000		Precision Castparts Corp	2,080,500
4,000	*	RTI International Metals, Inc	275,720
45,000		Steel Dynamics, Inc	2,680,650
32,000		United States Steel Corp	3,869,120
19,200		Vallourec	5,197,413
		TOTAL PRIMARY METAL INDUSTRIES	15,157,993

PRINTING AND PUBLISHING - 1.14%
71,500		Gannett Co, Inc	2,788,500
65,000		Meredith Corp	3,573,700
85,000	e	R.H. Donnelley Corp	3,100,800
		TOTAL PRINTING AND PUBLISHING	9,463,000

RAILROAD TRANSPORTATION - 0.64%
80,000		CSX Corp	3,518,400
36,000		Norfolk Southern Corp	1,815,840
		TOTAL RAILROAD TRANSPORTATION	5,334,240

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
REAL ESTATE - 0.05%
15,999	*	Forestar Real Estate Group, Inc	$377,440
		TOTAL REAL ESTATE	377,440

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.45%
143,000		Newell Rubbermaid, Inc	3,700,840
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	3,700,840

SECURITY AND COMMODITY BROKERS - 0.94%
141,000		Charles Schwab Corp	3,602,550
93,000		Jefferies Group, Inc	2,143,650
57,000		Waddell & Reed Financial, Inc (Class A)	2,057,130
		TOTAL SECURITY AND COMMODITY BROKERS	7,803,330

TOBACCO PRODUCTS - 1.68%
81,000		Loews Corp (Carolina Group)	6,909,300
83,000		Reynolds American, Inc	5,474,680
78,749	e	Vector Group Ltd	1,579,705
		TOTAL TOBACCO PRODUCTS	13,963,685

TRANSPORTATION BY AIR - 1.33%
107,000	e*	AMR Corp	1,501,210
102,000	*	Continental Airlines, Inc (Class B)	2,269,500
120,000	*	easyJet plc	1,465,480
162,000	e	UAL Corp	5,776,920
		TOTAL TRANSPORTATION BY AIR	11,013,110

TRANSPORTATION EQUIPMENT - 3.38%
125,000		Autoliv, Inc	6,588,750
555,000	e*	Ford Motor Co	3,735,150
20,500		General Dynamics Corp	1,824,295
87,000	e	Group 1 Automotive, Inc	2,066,250
37,000		Harsco Corp	2,370,590
33,000		ITT Industries, Inc	2,179,320
115,171	*	Pactiv Corp	3,067,004
128,000	*	Spirit Aerosystems Holdings, Inc (Class A)	4,416,000
89,000	*	TRW Automotive Holdings Corp	1,860,100
		TOTAL TRANSPORTATION EQUIPMENT	28,107,459

WATER TRANSPORTATION - 0.76%
127,000		Danaos Corp	3,354,070
70,000	e	Eagle Bulk Shipping, Inc	1,858,500
68,000	e	Omega Navigation Enterprises, Inc (Class A)	1,071,000
		TOTAL WATER TRANSPORTATION	6,283,570

WHOLESALE TRADE-NONDURABLE GOODS - 1.04%
43,000	v	Akzo Nobel NV (ADR)	3,435,700
50,000		Dean Foods Co	1,293,000
97,000	e	Macquarie Infrastructure Co LLC	3,931,410
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	8,660,110

		TOTAL COMMON STOCKS	829,875,227
		(Cost $779,770,039)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
SHORT TERM INVESTMENTS - 2.72%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.72%
$ 22,604,332		State Street Navigator Securities Lending Prime Portfolio	$22,604,332
			22,604,332

		TOTAL SHORT TERM INVESTMENTS	22,604,332
		(Cost $22,628,220)

		TOTAL PORTFOLIO - 102.61%	852,479,559
		(Cost $802,398,259)
		OTHER ASSETS & LIABILITIES, NET - (2.61)%	(21,694,320)

		NET ASSETS - 100.00%	$830,785,239

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933
		and may be resold in transactions exempt from registration to qualified institutional
		buyers. At December 31, 2007, the value of these securities amounted to $118,978
		or 0.01% of net assets.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

		At December 31, 2007, the unrealized appreciation on investments was $50,081,300, consisting of
		gross unrealized appreciation of $114,804,371 and gross unrealized depreciation of $64,723,071.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.70%

AGRICULTURAL PRODUCTION-CROPS - 0.08%
20,600	e*	Chiquita Brands International, Inc	$378,834
		TOTAL AGRICULTURAL PRODUCTION-CROPS	378,834

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.44%
83,738	e	Cal-Maine Foods, Inc	2,221,569
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	2,221,569

AMUSEMENT AND RECREATION SERVICES - 0.24%
10,000	*	Bally Technologies, Inc	497,200
357		Dover Downs Gaming & Entertainment, Inc	4,016
4,300	*	Leapfrog Enterprises, Inc	28,939
67,609	*	Magna Entertainment Corp	65,581
8,552	*	Town Sports International Holdings, Inc	81,757
270,549	*	Westwood One, Inc	538,393
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,215,886

APPAREL AND ACCESSORY STORES - 1.34%
84,536	*	Aeropostale, Inc	2,240,204
66,098		Brown Shoe Co, Inc	1,002,707
1,928		Cato Corp (Class A)	30,192
56,497	*	Collective Brands, Inc	982,483
83,119	*	Dress Barn, Inc	1,039,819
10,000	*	J Crew Group, Inc	482,100
20,000	*	Jo-Ann Stores, Inc	261,600
4,500	e*	Under Armour, Inc (Class A)	196,515
196,940	*	Wet Seal, Inc (Class A)	458,870
		TOTAL APPAREL AND ACCESSORY STORES	6,694,490

APPAREL AND OTHER TEXTILE PRODUCTS - 0.63%
47,563	*	Gymboree Corp	1,448,769
32,092	e*	Lululemon Athletica, Inc	1,520,198
15,100	*	Maidenform Brands, Inc	204,303
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,173,270

AUTO REPAIR, SERVICES AND PARKING - 0.00%**
664	*	Wright Express Corp	23,565
		TOTAL AUTO REPAIR, SERVICES AND PARKING	23,565

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00%**
265	e*	Central Garden & Pet Co	1,526
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,526

BUSINESS SERVICES - 11.67%
199,369	*	3Com Corp	901,148
61,132		ABM Industries, Inc	1,246,481
153,911	*	Actuate Corp	1,195,888

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
48,765		Administaff, Inc	$1,379,074
87,500	*	American Reprographics Co	1,442,000
36,520	*	Ansoft Corp	944,042
12,374	*	Ansys, Inc	513,026
1	*	Art Technology Group, Inc	4
10,600	*	Aspen Technology, Inc	171,932
58,131	*	Avocent Corp	1,355,034
4,986		Barrett Business Services	89,798
4,002	*	Blue Coat Systems, Inc	131,546
11,300	*	CACI International, Inc (Class A)	505,901
45,276	*	Chordiant Software, Inc	387,110
781	*	Commvault Systems, Inc	16,542
25,716		Compass Diversified Trust	383,168
83,446	*	COMSYS IT Partners, Inc	1,316,778
56,507	*	CSG Systems International, Inc	831,783
11,961	*	Cybersource Corp	212,547
1,800	*	DealerTrack Holdings, Inc	60,246
28,573	*	Digital River, Inc	944,909
231,000	*	Earthlink, Inc	1,633,170
9,000	*	Equinix, Inc	909,630
99,911	e*	eSpeed, Inc (Class A)	1,128,994
4,000	*	Gartner, Inc	70,240
21,059	*	Gerber Scientific, Inc	227,437
23,980	e*	Global Sources Ltd	676,716
48,600	*	H&E Equipment Services, Inc	917,568
71,700		Heartland Payment Systems, Inc	1,921,560
22,169		Heidrick & Struggles International, Inc	822,692
59,927	*	Hudson Highland Group, Inc	503,986
2,603	e*	ICT Group, Inc	31,106
60,656	*	Informatica Corp	1,093,021
876		Infospace, Inc	16,469
240	*	Integral Systems, Inc	5,582
500	*	Interactive Intelligence, Inc	13,175
44,600		Jack Henry & Associates, Inc	1,085,564
33,875	*	Kforce, Inc	330,281
11,252	*	Korn/Ferry International	211,763
58,000	e*	Limelight Networks, Inc	399,620
50,475	*	LoJack Corp	848,485
67,734	*	Manhattan Associates, Inc	1,785,468
42,838	*	Mantech International Corp (Class A)	1,877,161
18,481	*	Mentor Graphics Corp	199,225
24,727	*	MicroStrategy, Inc (Class A)	2,351,538
128,113	*	MPS Group, Inc	1,401,556
781	*	Ness Technologies, Inc	7,209
23,200	e*	NetFlix, Inc	617,584
31,100	*	Nuance Communications, Inc	580,948
76,280	*	Parametric Technology Corp	1,361,598
29,300	e*	Perficient, Inc	461,182
72,343	*	Progress Software Corp	2,436,512
15,000	*	Quest Software, Inc	276,600
170,000	*	Sapient Corp	1,497,700
7,400	e*	Sonus Networks, Inc	43,142
37,712		Sotheby's	1,436,827
55,709	*	SPSS, Inc	2,000,510
92,268	*	Sybase, Inc	2,407,272

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
90,390	*	SYKES Enterprises, Inc	$1,627,020
50,500	e*	Take-Two Interactive Software, Inc	931,725
88,736	*	TeleTech Holdings, Inc	1,887,415
37,887	*	TIBCO Software, Inc	305,748
40,747	*	Travelzoo, Inc	557,419
70,457	*	TrueBlue, Inc	1,020,217
69,400		United Online, Inc	820,308
79,700	*	Valueclick, Inc	1,745,430
25,880	*	Visual Sciences, Inc	478,262
14,000	*	Vocus, Inc	483,420
58,300	*	Websense, Inc	989,934
		TOTAL BUSINESS SERVICES	58,464,946

CHEMICALS AND ALLIED PRODUCTS - 8.64%
23,868	e*	Acorda Therapeutics, Inc	524,141
7,363	*	Adams Respiratory Therapeutics, Inc	439,866
8,800	*	Alexion Pharmaceuticals, Inc	660,264
121,007	*	Alkermes, Inc	1,886,499
61,050	*	American Oriental Bioengineering, Inc	676,434
28,620	*	Animal Health International, Inc	352,026
50,190		Arch Chemicals, Inc	1,844,483
12,331	*	Auxilium Pharmaceuticals, Inc	369,807
200	*	Bentley Pharmaceuticals, Inc	3,018
25,819	*	BioMarin Pharmaceuticals, Inc	913,993
4,900	*	Caraco Pharmaceutical Laboratories Ltd	84,035
1,600	*	Cell Genesys, Inc	3,680
42,295		CF Industries Holdings, Inc	4,654,988
7,791	*	Chattem, Inc	588,532
107,323	*	Cubist Pharmaceuticals, Inc	2,201,195
56,353	e*	CytRx Corp	160,043
28,300	e*	Dendreon Corp	176,026
5,500	*	Durect Corp	35,365
19,050	e*	Enzon Pharmaceuticals, Inc	181,547
22,746	e*	Halozyme Therapeutics, Inc	161,724
524		Hercules, Inc	10,139
35,398	*	Immucor, Inc	1,203,178
42,743	e*	Indevus Pharmaceuticals, Inc	297,064
17,582		Innospec, Inc	301,707
10,100	*	Inverness Medical Innovations, Inc	567,418
45,621		Koppers Holdings, Inc	1,972,652
63,239	e*	KV Pharmaceutical Co (Class A)	1,804,841
2,138	*	Martek Biosciences Corp	63,242
40,552	*	MGI Pharma, Inc	1,643,573
14,700		Minerals Technologies, Inc	984,165
118,353	*	Nabi Biopharmaceuticals	427,254
11,279		NewMarket Corp	628,128
7,000	e*	Noven Pharmaceuticals, Inc	97,160
19,408	*	Omrix Biopharmaceuticals, Inc	674,234
11,300	*	Onyx Pharmaceuticals, Inc	628,506
15,695	*	OraSure Technologies, Inc	139,529
67,486	e*	OSI Pharmaceuticals, Inc	3,273,746
2,327	*	Pain Therapeutics, Inc	24,666
13,107	*	Par Pharmaceutical Cos, Inc	314,568
1,003	*	Parexel International Corp	48,445
85,773		Perrigo Co	3,002,913

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
22,744	*	PetMed Express, Inc	$275,202
13,302	*	Pharmion Corp	836,164
23,900	*	Revlon, Inc (Class A)	28,202
70,817	*	Sciele Pharma, Inc	1,448,208
19,500	*	United Therapeutics Corp	1,904,175
15,135	e*	USANA Health Sciences, Inc	561,206
60,011	e*	Valeant Pharmaceuticals International	718,332
103,600	e*	Viropharma, Inc	822,584
86,690	*	WR Grace & Co	2,269,544
6,900	*	Xenoport, Inc	385,572
		TOTAL CHEMICALS AND ALLIED PRODUCTS	43,273,983

COAL MINING - 0.40%
62,217	*	Alpha Natural Resources, Inc	2,020,808
		TOTAL COAL MINING	2,020,808

COMMUNICATIONS - 3.51%
29,394	e*	Anixter International, Inc	1,830,364
50,885		Atlantic Tele-Network, Inc	1,718,895
5,100	*	Cbeyond Communications, Inc	198,849
162,955	e	Centennial Communications Corp	1,513,852
462,305	*	Cincinnati Bell, Inc	2,195,949
853	e	Citadel Broadcasting Corp	1,757
81,994	*	Foundry Networks, Inc	1,436,535
95,360	*	General Communication, Inc (Class A)	834,400
40,000	*	GeoEye, Inc	1,346,000
11,064	e	Ibasis, Inc	56,758
62,108	*	j2 Global Communications, Inc	1,314,826
3,300	e*	Lodgenet Entertainment Corp	57,552
45,546	e*	Mediacom Communications Corp (Class A)	209,056
27,415	*	Nexstar Broadcasting Group, Inc (Class A)	250,573
79,456	*	Novatel Wireless, Inc	1,287,187
58,740		NTELOS Holdings Corp	1,743,991
92,877		RCN Corp	1,447,952
1,600	*	Rural Cellular Corp (Class A)	70,544
6,500	e*	TiVo, Inc	54,210
		TOTAL COMMUNICATIONS	17,569,250

DEPOSITORY INSTITUTIONS - 5.06%
4,600		1st Source Corp	79,626
24,274	e	Ameris Bancorp	409,017
27,335	e	Anchor Bancorp Wisconsin, Inc	642,919
20,202	e	Bancfirst Corp	865,656
35,591	*	Bancorp, Inc	479,055
900		Bank Mutual Corp	9,513
8,335		Bank of the Ozarks, Inc	218,377
178	e	BankUnited Financial Corp (Class A)	1,228
10,085	e	Banner Corp	289,742
5,874		Capitol Bancorp Ltd	118,185
34,718	*	Centennial Bank Holdings, Inc	200,670
39,800		Center Financial Corp	490,336
13,075		Central Pacific Financial Corp	241,365
38,341	e	Chemical Financial Corp	912,132
16,238		Chittenden Corp	578,398
12,862	e*	Community Bancorp	223,413

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
34,356		Community Trust Bancorp, Inc	$945,821
20,100	*	Dollar Financial Corp	616,869
42,529		First Financial Bancorp	484,831
565		First Financial Holdings, Inc	15,492
40,000		First Merchants Corp	873,600
153,645		First Niagara Financial Group, Inc	1,849,886
9,937		First Place Financial Corp	139,019
10,264	e*	First Regional Bancorp	193,887
12,000		First State Bancorporation	166,800
50,000		FirstMerit Corp	1,000,500
80,000	e*	Franklin Bank Corp	344,800
2		Fulton Financial Corp	22
53,425	e	Hanmi Financial Corp	460,524
8,309	e	Horizon Financial Corp	144,909
23,217	e	Independent Bank Corp	220,562
36,586	e	Integra Bank Corp	516,228
26,571	e	Macatawa Bank Corp	228,245
17,807		Nara Bancorp, Inc	207,808
30,000	e	Northwest Bancorp, Inc	797,100
1,050		Preferred Bank	27,321
9,826		Renasant Corp	211,947
9,719	e	Sierra Bancorp	241,906
10,103		Simmons First National Corp (Class A)	267,730
64,945		Southwest Bancorp, Inc	1,190,442
78,938		Sterling Bancshares, Inc	880,948
18,339	*	Sterling Financial Corp	301,126
9,700	e	Sterling Financial Corp	162,863
600		Suffolk Bancorp	18,426
38,955	*	Sun Bancorp, Inc	614,710
25,000	e*	SVB Financial Group	1,260,000
8,675		Taylor Capital Group, Inc	176,970
40,000	*	Texas Capital Bancshares, Inc	730,000
6,688	e	TierOne Corp	148,139
1,700		Trico Bancshares	32,810
47,096		Trustmark Corp	1,194,355
84,164	e	Umpqua Holdings Corp	1,291,076
52,692	e	United Community Banks, Inc	832,534
400		United Community Financial Corp	2,208
85,062	e	Wilshire Bancorp, Inc	667,737
3,895		Wintrust Financial Corp	129,041
		TOTAL DEPOSITORY INSTITUTIONS	25,348,824

EATING AND DRINKING PLACES - 1.85%
8,800	*	AFC Enterprises	99,616
34,084		Bob Evans Farms, Inc	917,882
45,122		CBRL Group, Inc	1,461,502
11,089	*	CEC Entertainment, Inc	287,870
3,200	d,e*	Chipotle Mexican Grill, Inc (Class B)	393,760
30,777	e	CKE Restaurants, Inc	406,256
262,890	*	Denny's Corp	985,838
81,400	*	Jack in the Box, Inc	2,097,678
13,497	*	McCormick & Schmick's Seafood Restaurants, Inc	161,019
55,150		O'Charleys, Inc	826,147
68,468	*	Papa John's International, Inc	1,554,224
137	*	PF Chang's China Bistro, Inc	3,129

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
7,203		Ruby Tuesday, Inc	$70,229
634	e*	Ruth's Chris Steak House, Inc	5,668
		TOTAL EATING AND DRINKING PLACES	9,270,818

EDUCATIONAL SERVICES - 0.75%
32,000		DeVry, Inc	1,662,720
5	*	Lincoln Educational Services Corp	74
12,348		Strayer Education, Inc	2,106,322
		TOTAL EDUCATIONAL SERVICES	3,769,116

ELECTRIC, GAS, AND SANITARY SERVICES - 3.14%
36,800		Allete, Inc	1,456,544
18,600		American States Water Co	700,848
26,169		Avista Corp	563,680
20,000		California Water Service Group	740,400
39,824	*	Clean Harbors, Inc	2,058,901
5,011		Metal Management, Inc	228,151
22,900		Northwest Natural Gas Co	1,114,314
13,936		NorthWestern Corp	411,112
7,300		Otter Tail Corp	252,580
86,862		Portland General Electric Co	2,413,026
100		South Jersey Industries, Inc	3,609
77,747		Southwest Gas Corp	2,314,528
55,514		UIL Holdings Corp	2,051,242
44,008		WGL Holdings, Inc	1,441,702
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	15,750,637

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.15%
41,100		Acuity Brands, Inc	1,849,500
105,396	*	Advanced Energy Industries, Inc	1,378,580
124,156	e*	Amkor Technology, Inc	1,059,051
149,289	*	Arris Group, Inc	1,489,914
73,800	*	Atheros Communications, Inc	2,253,852
13,224	*	Benchmark Electronics, Inc	234,462
24,366	*	Ceradyne, Inc	1,143,496
14,559	*	Comtech Telecommunications Corp	786,332
80,000	e*	FuelCell Energy, Inc	793,600
43,420	*	Gemstar-TV Guide International, Inc	206,679
6,850	*	Genlyte Group, Inc	652,120
95,200	*	GrafTech International Ltd	1,689,800
43,969	*	Greatbatch, Inc	878,940
120,000	*	Kemet Corp	795,600
48,810	*	Littelfuse, Inc	1,608,778
51,562	*	Mattson Technology, Inc	441,371
97,687		Methode Electronics, Inc	1,605,974
45,500	*	Microsemi Corp	1,007,370
8,146	*	MIPS Technologies, Inc	40,404
198	*	Monolithic Power Systems, Inc	4,251
25,825	*	Moog, Inc (Class A)	1,183,043
4,526	e*	MRV Communications, Inc	10,500
900	*	Multi-Fineline Electronix, Inc	15,606
229,509	e*	ON Semiconductor Corp	2,038,040
73,502	*	Oplink Communications, Inc	1,128,256
600		Park Electrochemical Corp	16,944
30,000	*	Pericom Semiconductor Corp	561,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
19,028	*	Plexus Corp	$499,675
87,800	*	Polycom, Inc	2,439,084
60,000	*	Polypore International, Inc	1,050,000
20,848	*	RF Micro Devices, Inc	119,042
66,814	*	Silicon Image, Inc	301,999
44,738	*	Smart Modular Technologies WWH, Inc	455,433
118,760	e*	Spansion, Inc (Class A)	466,727
35,168	*	Stoneridge, Inc	282,751
75,173		Technitrol, Inc	2,148,444
25,700	e*	Techwell, Inc	282,957
6,000	*	Tessera Technologies, Inc	249,600
163,130	*	Trident Microsystems, Inc	1,070,133
4,273	*	Triquint Semiconductor, Inc	28,330
6,200	*	TTM Technologies, Inc	72,292
11,800	*	Varian Semiconductor Equipment Associates, Inc	436,600
9,400	*	Viasat, Inc	323,642
17,100	*	Zoltek Cos, Inc	733,077
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	35,833,249

ENGINEERING AND MANAGEMENT SERVICES - 2.49%
7,657	*	Advisory Board Co	491,503
10,899		CDI Corp	264,410
4,904	*	comScore, Inc	160,018
43,774		Diamond Management & Technology Consultants, Inc	318,237
79,131	*	Exelixis, Inc	682,901
39,600	*	Greenfield Online, Inc	578,556
9,184	*	Harris Interactive, Inc	39,124
48,391	*	Incyte Corp	486,330
1,334	*	LECG Corp	20,090
27,164	e*	Lifecell Corp	1,171,040
20,081	e*	Luminex Corp	326,115
10,250	*	Michael Baker Corp	421,275
11,200	*	Myriad Genetics, Inc	519,904
32,142	*	PharmaNet Development Group, Inc	1,260,288
26,032	*	Regeneron Pharmaceuticals, Inc	628,673
10,300		Resources Connection, Inc	187,048
4,170	*	Rigel Pharmaceuticals, Inc	105,876
90,000	*	SAIC, Inc	1,810,800
81,110	e*	Seattle Genetics, Inc	924,654
45,091		Watson Wyatt & Co Holdings (Class A)	2,092,673
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	12,489,515

FABRICATED METAL PRODUCTS - 0.89%
7,200		Aptargroup, Inc	294,552
40,852	*	Chart Industries, Inc	1,262,327
16,219		Compx International, Inc	237,122
58,660		Gulf Island Fabrication, Inc	1,860,109
37,500	*	Sturm Ruger & Co, Inc	310,500
5,300	e*	Taser International, Inc	76,267
38,000	*	Trimas Corp	402,420
		TOTAL FABRICATED METAL PRODUCTS	4,443,297

FOOD AND KINDRED PRODUCTS - 0.99%
17,500	*	Boston Beer Co, Inc (Class A)	658,875
74,000	*	Darling International, Inc	855,440

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
96,145		Flowers Foods, Inc	$2,250,754
13,800		National Beverage Corp	110,952
17,816	*	Ralcorp Holdings, Inc	1,083,035
		TOTAL FOOD AND KINDRED PRODUCTS	4,959,056

FOOD STORES - 0.20%
5,200		Ingles Markets, Inc (Class A)	132,028
25,018		Ruddick Corp	867,374
		TOTAL FOOD STORES	999,402

FURNITURE AND FIXTURES - 0.91%
91,040		Herman Miller, Inc	2,948,786
43,334		Kimball International, Inc (Class B)	593,676
39,290	e	Tempur-Pedic International, Inc	1,020,361
		TOTAL FURNITURE AND FIXTURES	4,562,823

FURNITURE AND HOME FURNISHINGS STORES - 0.36%
110,547		Knoll, Inc	1,816,287
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,816,287

GENERAL BUILDING CONTRACTORS - 0.39%
47,513	*	Perini Corp	1,967,988
		TOTAL GENERAL BUILDING CONTRACTORS	1,967,988

GENERAL MERCHANDISE STORES - 0.46%
55,300		Casey's General Stores, Inc	1,637,433
15,200	e*	Conn's, Inc	260,072
81,100	e*	Retail Ventures, Inc	412,799
		TOTAL GENERAL MERCHANDISE STORES	2,310,304

HEALTH SERVICES - 0.57%
17,147	*	Amsurg Corp	463,998
4,035	*	Corvel Corp	92,886
16,000	*	Genoptix Inc	491,200
14,300	*	Healthsouth Corp	300,300
190	*	Kindred Healthcare, Inc	4,746
34,600	e	LCA-Vision, Inc	690,962
27,758	*	Medcath Corp	681,736
13,000	*	Nektar Therapeutics	87,230
3,283	*	Odyssey HealthCare, Inc	36,310
702	*	RehabCare Group, Inc	15,837
		TOTAL HEALTH SERVICES	2,865,205

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.58%
44,178		Granite Construction, Inc	1,598,360
60,082	*	Matrix Service Co	1,310,989
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,909,349

HOLDING AND OTHER INVESTMENT OFFICES - 6.75%
8,600		Agree Realty Corp	258,860
40,900		Anthracite Capital, Inc	296,116
2,680	e	BRT Realty Trust	41,004
141,891		DiamondRock Hospitality Co	2,125,527
46,900		Equity Lifestyle Properties, Inc	2,141,923
49,400		Extra Space Storage, Inc	705,926

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
117,232		FelCor Lodging Trust, Inc	$1,827,647
929		Gladstone Capital Corp	15,793
47,400	e	Gramercy Capital Corp	1,152,294
59,823	*	Hilltop Holdings, Inc	653,267
52,183		Home Properties, Inc	2,340,408
113,400	e	iShares Russell 2000 Index Fund	8,609,328
33,157		LaSalle Hotel Properties	1,057,708
19,900		LTC Properties, Inc	498,495
44,373		Mid-America Apartment Communities, Inc	1,896,946
3,600		Mission West Properties, Inc	34,236
40,000		Nationwide Health Properties, Inc	1,254,800
59,539		Potlatch Corp	2,645,913
20,151		PS Business Parks, Inc	1,058,935
8,200		Resource Capital Corp	76,342
35,200		Saul Centers, Inc	1,880,736
59,782		Sunstone Hotel Investors, Inc	1,093,413
44,622	e	Tanger Factory Outlet Centers, Inc	1,682,696
30,457		Urstadt Biddle Properties, Inc (Class A)	472,084
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	33,820,397

HOTELS AND OTHER LODGING PLACES - 0.09%
18,905	*	Monarch Casino & Resort, Inc	455,232
		TOTAL HOTELS AND OTHER LODGING PLACES	455,232

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.81%
47,124		Ampco-Pittsburgh Corp	1,796,838
27,000	*	Astec Industries, Inc	1,004,130
838		Black Box Corp	30,310
39,442	*	Brooks Automation, Inc	521,029
3,331		Curtiss-Wright Corp	167,216
12,000	*	Dril-Quip, Inc	667,920
120,400	*	Emulex Corp	1,964,928
56,075	*	EnPro Industries, Inc	1,718,699
286,719	*	Extreme Networks, Inc	1,014,985
33,537	*	Hurco Cos, Inc	1,463,890
40,141	*	Intevac, Inc	583,650
12,000		Lindsay Manufacturing Co	848,280
25,234		Lufkin Industries, Inc	1,445,656
27,028	*	Micros Systems, Inc	1,896,284
8,600		Nacco Industries, Inc (Class A)	857,334
11,898	*	NATCO Group, Inc (Class A)	644,277
32,100	*	Netgear, Inc	1,145,007
329,865	*	Quantum Corp	887,337
18,544	*	Rimage Corp	481,217
24,900		Robbins & Myers, Inc	1,883,187
19,200	*	Safeguard Scientifics, Inc	34,560
30,000	*	Scansource, Inc	970,500
26,000	e*	Sigma Designs, Inc	1,435,200
21,127	*	Super Micro Computer, Inc	162,044
7,700	*	T-3 Energy Services, Inc	361,977
5,354	*	Tecumseh Products Co (Class A)	125,337
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	24,111,792

INSTRUMENTS AND RELATED PRODUCTS - 8.07%
20,000	*	Affymetrix, Inc	462,800

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
25,000	*	Anaren, Inc	$412,250
17,792	*	Bio-Rad Laboratories, Inc (Class A)	1,843,607
180,608	*	Bruker BioSciences Corp	2,402,086
4,870	*	Conmed Corp	112,546
17,700	*	Credence Systems Corp	42,834
34,573	*	Cutera, Inc	542,796
60,500	e*	Cynosure, Inc (Class A)	1,600,830
6,414	*	Excel Technology, Inc	173,819
62,600	*	FARO Technologies, Inc	1,701,468
28,000	*	Flir Systems, Inc	876,400
10,000	*	Formfactor, Inc	331,000
51,146	*	Fossil, Inc	2,147,109
28,332	*	Haemonetics Corp	1,785,483
54,769	*	Hologic, Inc	3,759,344
35,340	*	II-VI, Inc	1,079,637
49,370	*	Illumina, Inc	2,925,666
59,900	*	ION Geophysical Corp	945,222
60,001	*	Merit Medical Systems, Inc	834,014
23,437	*	MKS Instruments, Inc	448,584
51,832		Movado Group, Inc	1,310,831
31,066		MTS Systems Corp	1,325,586
16,724	*	Palomar Medical Technologies, Inc	256,212
8,000	*	Rofin-Sinar Technologies, Inc	384,880
64,000	*	Sirf Technology Holdings, Inc	1,608,320
15,168		Sirona Dental Systems, Inc	507,825
19,500	*	Spectranetics Corp	298,935
81,144		STERIS Corp	2,340,193
42,741	*	Teledyne Technologies, Inc	2,279,378
40,719	*	Varian, Inc	2,658,951
16,114	*	Ventana Medical Systems, Inc	1,405,624
40,000	*	Vivus, Inc	207,200
51,515	*	Zoll Medical Corp	1,376,481
3,352	*	Zygo Corp	41,766
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	40,429,677

INSURANCE AGENTS, BROKERS AND SERVICE - 0.28%
474		Hilb Rogal & Hobbs Co	19,230
68,199	*	United America Indemnity Ltd (Class A)	1,358,524
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,377,754

INSURANCE CARRIERS - 4.16%
64,040	*	AMERIGROUP Corp	2,334,258
69,900	*	Amerisafe, Inc	1,084,149
4,473	*	Argo Group International Holdings Ltd	188,447
89,300		Aspen Insurance Holdings Ltd	2,575,412
94,700	*	Centene Corp	2,598,568
48,500	*	CNA Surety Corp	959,815
611		EMC Insurance Group, Inc	14,462
316	*	First Mercury Financial Corp	7,710
26,200	*	Hallmark Financial Services	415,532
700		Harleysville Group, Inc	24,766
30,300	*	HealthExtras, Inc	790,224
863	*	Healthspring, Inc	16,440
17,000		Max Re Capital Ltd	475,830
51,603	*	Molina Healthcare, Inc	1,997,036

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
900		National Interstate Corp	$29,790
6,600	*	Navigators Group, Inc	429,000
53,309		Odyssey Re Holdings Corp	1,956,973
36,400		Platinum Underwriters Holdings Ltd	1,294,384
2,031		Presidential Life Corp	35,563
43,510		Safety Insurance Group, Inc	1,593,336
2,538		Selective Insurance Group, Inc	58,349
288		State Auto Financial Corp	7,574
22,382	*	Universal American Financial Corp	572,755
53,800	*	Validus Holdings Ltd	1,397,724
		TOTAL INSURANCE CARRIERS	20,858,097

LEATHER AND LEATHER PRODUCTS - 0.22%
53,731		Steven Madden Ltd	1,074,620
		TOTAL LEATHER AND LEATHER PRODUCTS	1,074,620

LEGAL SERVICES - 0.33%
29,906	e*	Pre-Paid Legal Services, Inc	1,655,297
		TOTAL LEGAL SERVICES	1,655,297

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.13%
21,500	e*	Emergency Medical Services Corp (Class A)	629,520
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	629,520

METAL MINING - 0.05%
2,000	*	Apex Silver Mines Ltd	30,480
10,500	*	Rosetta Resources, Inc	208,215
		TOTAL METAL MINING	238,695

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.88%
60,015		Blyth, Inc	1,316,729
100,600		Callaway Golf Co	1,753,458
48,701	e*	Jakks Pacific, Inc	1,149,831
7,288	*	RC2 Corp	204,574
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	4,424,592

MISCELLANEOUS RETAIL - 1.36%
1,102	e*	1-800-FLOWERS.COM, Inc (Class A)	9,620
16,000		Big 5 Sporting Goods Corp	230,720
155,891	*	Ezcorp, Inc (Class A)	1,760,009
7,507		Longs Drug Stores Corp	352,829
22,955	*	Priceline.com, Inc	2,636,611
47,561	e	Systemax, Inc	966,439
28,800		World Fuel Services Corp	836,064
		TOTAL MISCELLANEOUS RETAIL	6,792,292

MOTION PICTURES - 0.04%
3,000	*	Avid Technology, Inc	85,020
20,948	e*	Blockbuster, Inc (Class A)	81,697
1,694	*	Macrovision Corp	31,051
		TOTAL MOTION PICTURES	197,768

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.11%
51,053	e*	Premier Exhibitions, Inc	558,520
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	558,520

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
NONDEPOSITORY INSTITUTIONS - 0.55%
155,992		Advance America Cash Advance Centers, Inc	$1,584,879
86,893		Advanta Corp (Class B)	701,227
14,215		MCG Capital Corp	164,752
17,000	*	PHH Corp	299,880
		TOTAL NONDEPOSITORY INSTITUTIONS	2,750,738

OIL AND GAS EXTRACTION - 4.24%
5,600	e	APCO Argentina, Inc	154,112
25,710		Atlas America, Inc	1,521,518
18,634	*	ATP Oil & Gas Corp	941,762
29,800	*	Atwood Oceanics, Inc	2,987,152
46,229	e*	Basic Energy Services, Inc	1,014,727
540	*	Bill Barrett Corp	22,610
85,500	*	Bois d'Arc Energy, Inc	1,697,175
32,711	*	Cal Dive International, Inc	433,094
300	*	Clayton Williams Energy, Inc	9,348
19,476	*	Dawson Geophysical Co	1,391,755
119,677	*	Energy Partners Ltd	1,413,385
15,652	*	Exterran Holdings, Inc	1,280,334
190	e*	Harvest Natural Resources, Inc	2,375
9,600	*	Hercules Offshore, Inc	228,288
46,300	*	Mariner Energy, Inc	1,059,344
500	m,v*	PetroCorp	0
10,991	*	PetroHawk Energy Corp	190,254
168,900	e*	Petroquest Energy, Inc	2,415,270
38,400	*	Stone Energy Corp	1,801,344
61,867	e*	Trico Marine Services, Inc	2,290,316
18,495	*	Union Drilling, Inc	291,666
23,400	e*	Vaalco Energy, Inc	108,810
		TOTAL OIL AND GAS EXTRACTION	21,254,639

PAPER AND ALLIED PRODUCTS - 0.74%
107,100	*	Buckeye Technologies, Inc	1,338,750
5,700		Greif, Inc (Class A)	372,609
79,073		Rock-Tenn Co (Class A)	2,009,245
		TOTAL PAPER AND ALLIED PRODUCTS	3,720,604

PERSONAL SERVICES - 0.05%
10,500	e	CPI Corp	247,275
		TOTAL PERSONAL SERVICES	247,275

PETROLEUM AND COAL PRODUCTS - 0.30%
55,700		Alon USA Energy, Inc	1,513,926
		TOTAL PETROLEUM AND COAL PRODUCTS	1,513,926

PRIMARY METAL INDUSTRIES - 2.16%
15,685	*	AK Steel Holding Corp	725,274
47,094	e	Belden CDT, Inc	2,095,683
8,200	*	Brush Engineered Materials, Inc	303,564
39,100	*	Century Aluminum Co	2,109,054
18,827	*	CommScope, Inc	926,496
10,484	*	Haynes International, Inc	728,638
39,000	*	Horsehead Holding Corp	661,830

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
6,171		Matthews International Corp (Class A)	$289,235
15,354		Mueller Industries, Inc	445,112
21,400	*	RTI International Metals, Inc	1,475,102
4,739	*	Superior Essex, Inc	113,736
27,100	*	Universal Stainless & Alloy	963,947
		TOTAL PRIMARY METAL INDUSTRIES	10,837,671

PRINTING AND PUBLISHING - 0.50%
7,900	*	ACCO Brands Corp	126,716
30,959	*	Consolidated Graphics, Inc	1,480,459
48,800		Ennis, Inc	878,400
2,749		Primedia, Inc	23,366
		TOTAL PRINTING AND PUBLISHING	2,508,941

REAL ESTATE - 0.19%
16,163		Grubb & Ellis Co	103,605
60,000	e*	LoopNet, Inc	843,000
1		Stewart Enterprises, Inc (Class A)	9
		TOTAL REAL ESTATE	946,614

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.51%
27,802	*	AEP Industries, Inc	889,942
98,054		Cooper Tire & Rubber Co	1,625,735
3,000	*	Deckers Outdoor Corp	465,180
14,136		Schulman (A.), Inc	304,631
30,000	*	Skechers U.S.A., Inc (Class A)	585,300
73,700		Tupperware Corp	2,434,311
30,811	e	West Pharmaceutical Services, Inc	1,250,618
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	7,555,717

SECURITY AND COMMODITY BROKERS - 1.37%
19,900	e*	Cowen Group, Inc	189,249
42,200		Evercore Partners, Inc (Class A)	909,410
23,407	*	GFI Group, Inc	2,240,518
574	e*	Interactive Brokers Group, Inc (Class A)	18,552
15,000	e	optionsXpress Holdings, Inc	507,300
8,700	*	Penson Worldwide, Inc	124,845
80,000		Waddell & Reed Financial, Inc (Class A)	2,887,200
		TOTAL SECURITY AND COMMODITY BROKERS	6,877,074

SOCIAL SERVICES - 0.01%
1,813	*	Res-Care, Inc	45,615
		TOTAL SOCIAL SERVICES	45,615

SPECIAL TRADE CONTRACTORS - 1.07%
61,471	*	AsiaInfo Holdings, Inc	676,181
34,951		Chemed Corp	1,953,062
50,899		Comfort Systems USA, Inc	650,489
83,620	*	EMCOR Group, Inc	1,975,941
5,836	e*	Integrated Electrical Services, Inc	109,658
		TOTAL SPECIAL TRADE CONTRACTORS	5,365,331

TEXTILE MILL PRODUCTS - 0.04%
30,300	e*	Heelys, Inc	210,888
		TOTAL TEXTILE MILL PRODUCTS	210,888

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
TRANSPORTATION BY AIR - 0.22%
9,000	*	Alaska Air Group, Inc	$225,090
1,020	*	PHI, Inc	31,640
23,500	*	Republic Airways Holdings, Inc	460,365
13,391		Skywest, Inc	359,548
		TOTAL TRANSPORTATION BY AIR	1,076,643

TRANSPORTATION EQUIPMENT - 1.76%
41,100		American Axle & Manufacturing Holdings, Inc	765,282
25,782	e	American Railcar Industries, Inc	496,303
24,138	*	Amerigon, Inc	510,277
63,600	e	ArvinMeritor, Inc	746,028
80,711	*	Comtech Group, Inc	1,300,254
13,190	e*	Force Protection, Inc	61,729
672	e	Group 1 Automotive, Inc	15,960
6,280	*	Miller Industries, Inc	85,973
43,653	*	Orbital Sciences Corp	1,070,372
24,152	e	Polaris Industries, Inc	1,153,741
19,335	e	Triumph Group, Inc	1,592,237
30,000		Westinghouse Air Brake Technologies Corp	1,033,200
		TOTAL TRANSPORTATION EQUIPMENT	8,831,356

TRANSPORTATION SERVICES - 1.25%
1,100	e*	Dynamex, Inc	29,766
69,717	*	HUB Group, Inc (Class A)	1,853,078
94,433	*	Lear Corp	2,612,017
63,600	*	Orbitz Worldwide, Inc	540,600
82,267		Pacer International, Inc	1,201,098
		TOTAL TRANSPORTATION SERVICES	6,236,559

TRUCKING AND WAREHOUSING - 0.01%
2,749	*	Saia, Inc	36,562
		TOTAL TRUCKING AND WAREHOUSING	36,562

WATER TRANSPORTATION - 0.16%
10,100	e*	American Commercial Lines, Inc	164,024
33,236		Horizon Lines, Inc (Class A)	619,519
		TOTAL WATER TRANSPORTATION	783,543

WHOLESALE TRADE-DURABLE GOODS - 1.34%
84,599		Applied Industrial Technologies, Inc	2,455,063
2,514	e*	BlueLinx Holdings, Inc	9,880
1,000	*	Digi International, Inc	14,190
20,000	*	LKQ Corp	420,400
16,294	*	MWI Veterinary Supply, Inc	651,760
90,465	*	PSS World Medical, Inc	1,770,400
55,000	*	Solera Holdings, Inc	1,362,900
		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,684,593

WHOLESALE TRADE-NONDURABLE GOODS - 2.21%
17,000		Andersons, Inc	761,600
26,000	e*	Central European Distribution Corp	1,510,080
3,000	e*	Core-Mark Holding Co, Inc	86,160
32,000	*	LSB Industries, Inc	903,040

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
9,889		Myers Industries, Inc	$143,094
65,243		Spartan Stores, Inc	1,490,803
87,300	*	Terra Industries, Inc	4,169,448
38,703	*	United Stationers, Inc	1,788,466
15,750	*	Zep Inc	218,452
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	11,071,143

		TOTAL COMMON STOCKS	499,513,682
		(Cost $514,354,177)

SHORT-TERM INVESTMENTS - 2.73%

PRINCIPAL		ISSUER
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.13%
$ 670,000		Federal Home Loan Bank (FHLB), 01/02/08	670,000
			670,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.60%
13,032,084		State Street Navigator Securities Lending Prime Portfolio	13,032,084
			13,032,084

		TOTAL SHORT-TERM INVESTMENTS	13,702,084
		(Cost $13,702,024)

		TOTAL PORTFOLIO - 102.43%	513,215,766
		(Cost $528,056,201)

		OTHER ASSETS & LIABILITIES, NET - (2.43)%	(12,191,716)

		NET ASSETS - 100.00%	$501,024,050

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $184,575.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

		At December 31, 2007, the unrealized depreciation on investments was $14,840,344, consisting of
		gross unrealized appreciation of $42,897,499 and gross unrealized depreciation of $57,737,843.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.42%
AMUSEMENT AND RECREATION SERVICES - 0.64%
13,698	*	Activision, Inc	$406,831
5,136	e	Harrah's Entertainment, Inc	455,820
3,542	e*	Penn National Gaming, Inc	210,926
41,724	e	Walt Disney Co	1,346,851
831	e	Warner Music Group Corp	5,036
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,425,464

APPAREL AND ACCESSORY STORES - 0.67%
4,209		Abercrombie & Fitch Co (Class A)	336,594
8,763		American Eagle Outfitters, Inc	182,008
2,817	e*	AnnTaylor Stores Corp	72,003
9,201	e*	Chico's FAS, Inc	83,085
4,960	*	Hanesbrands, Inc	134,763
15,404	*	Kohl's Corp	705,503
15,197	e	Limited Brands, Inc	287,679
11,854	e	Nordstrom, Inc	435,397
6,335	e	Ross Stores, Inc	161,986
5,614	e*	Urban Outfitters, Inc	153,038
		TOTAL APPAREL AND ACCESSORY STORES	2,552,056

APPAREL AND OTHER TEXTILE PRODUCTS - 0.10%
2,579	e	Guess ?, Inc	97,718
223	e	Liz Claiborne, Inc	4,538
2,522	e	Phillips-Van Heusen Corp	92,961
2,933	e	Polo Ralph Lauren Corp	181,230
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	376,447

AUTO REPAIR, SERVICES AND PARKING - 0.04%
9,994	e*	Hertz Global Holdings, Inc	158,805
		TOTAL AUTO REPAIR, SERVICES AND PARKING	158,805

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.25%
4,802		Advance Auto Parts	182,428
2,301	e*	Autozone, Inc	275,913
10,116	e*	Carmax, Inc	199,791
3,115	*	Copart, Inc	132,543
5,434	e*	O'Reilly Automotive, Inc	176,225
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	966,900

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.83%
5,940	e	Fastenal Co	240,095
47,016	e	Home Depot, Inc	1,266,611
72,226	e	Lowe's Cos, Inc	1,633,752
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,140,458

BUSINESS SERVICES - 12.23%
28,467		Accenture Ltd (Class A)	1,025,666
3,993		Acxiom Corp	46,838
28,200	*	Adobe Systems, Inc	1,204,986

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index

SHARES		COMPANY	VALUE
1,687	*	Affiliated Computer Services, Inc (Class A)	$76,084
1,521	e	Aircastle Ltd	40,048
7,987	*	Akamai Technologies, Inc	276,350
3,860	*	Alliance Data Systems Corp	289,461
9,520	*	Amdocs Ltd	328,154
11,067	*	Autodesk, Inc	550,694
26,909		Automatic Data Processing, Inc	1,198,258
2,198	*	Avis Budget Group, Inc	28,574
18,326	e*	BEA Systems, Inc	289,184
9,748	e*	BMC Software, Inc	347,419
2,144		Brink's Co	128,083
12,466	e	CA, Inc	311,027
3,181	e*	Cadence Design Systems, Inc	54,109
3,138	e*	Cerner Corp	176,983
3,571	*	ChoicePoint, Inc	130,056
9,189	*	Citrix Systems, Inc	349,274
1,739	*	Clear Channel Outdoor Holdings, Inc (Class A)	48,101
13,786	e*	Cognizant Technology Solutions Corp (Class A)	467,897
11,710	e*	Compuware Corp	103,985
2,519	*	DST Systems, Inc	207,943
55,328	*	eBay, Inc	1,836,336
14,935	*	Electronic Arts, Inc	872,353
13,656	e	Electronic Data Systems Corp	283,089
6,351		Equifax, Inc	230,922
3,832	e*	F5 Networks, Inc	109,289
1,965	e	Factset Research Systems, Inc	109,451
236	e	Fair Isaac Corp	7,587
7,781		Fidelity National Information Services, Inc	323,612
8,059	*	Fiserv, Inc	447,194
1,575	e*	Getty Images, Inc	45,675
11,053	*	Google, Inc (Class A)	7,642,928
9,377	e*	HLTH Corp	125,652
8,344	e	IMS Health, Inc	192,246
13,530	e*	Interpublic Group of Cos, Inc	109,728
16,177	*	Intuit, Inc	511,355
8,719	e*	Iron Mountain, Inc	322,777
17,677	*	Juniper Networks, Inc	586,876
2,218	e*	Kinetic Concepts, Inc	118,796
3,855	e	Lamar Advertising Co (Class A)	185,310
4,170		Manpower, Inc	237,273
3,818	e	Mastercard, Inc (Class A)	821,634
7,776	e*	McAfee, Inc	291,600
395,735		Microsoft Corp	14,088,166
4,622	e	MoneyGram International, Inc	71,040
5,889	e*	Monster Worldwide, Inc	190,804
4,678	*	NAVTEQ Corp	353,657
975	e*	NCR Corp	24,473
1,751	*	Novell, Inc	12,029
15,864		Omnicom Group, Inc	754,016
185,739	*	Oracle Corp	4,193,987
9,281	e*	Red Hat, Inc	193,416
7,151	e	Robert Half International, Inc	193,363
4,689	*	Salesforce.com, Inc	293,953
10,915	e*	Sun Microsystems Inc	197,889
6,286	*	Symantec Corp	101,456
7,244	e*	Synopsys, Inc	187,837
1,774	e	Total System Services, Inc	49,672

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index

SHARES		COMPANY	VALUE
10,516	*	VeriSign, Inc	$395,507
1,600	e*	VMware, Inc (Class A)	135,984
13,918		Waste Management, Inc	454,701
322	e*	WebMD Health Corp (Class A)	13,225
58,718	*	Yahoo!, Inc	1,365,781
		TOTAL BUSINESS SERVICES	46,361,813

CHEMICALS AND ALLIED PRODUCTS - 10.89%
74,176	e	Abbott Laboratories	4,164,982
221	e*	Abraxis Bioscience, Inc	15,198
4,932		Air Products & Chemicals, Inc	486,443
3,694		Albemarle Corp	152,378
709		Alberto-Culver Co	17,399
37,269	e*	Amgen, Inc	1,730,772
886	e*	APP Pharmaceuticals, Inc	9,099
4,266		Avery Dennison Corp	226,695
19,407	e	Avon Products, Inc	767,159
5,351	*	Barr Pharmaceuticals, Inc	284,138
2,563	e*	Biogen Idec, Inc	145,886
95,011		Bristol-Myers Squibb Co	2,519,692
2,331	e	Cabot Corp	77,716
4,027		Celanese Corp (Series A)	170,423
3,075	*	Cephalon, Inc	220,662
1,014	e*	Charles River Laboratories International, Inc	66,721
630	e	Chemtura Corp	4,914
3,020		Church & Dwight Co, Inc	163,291
6,107	e	Clorox Co	397,993
22,836		Colgate-Palmolive Co	1,780,295
7,052		Du Pont (E.I.) de Nemours & Co	310,923
8,383		Ecolab, Inc	429,293
23,620		Eli Lilly & Co	1,261,072
5,204	e	Estee Lauder Cos (Class A)	226,946
15,350	*	Forest Laboratories, Inc	559,508
22,572	*	Genentech, Inc	1,513,904
12,661	*	Genzyme Corp	942,485
45,158	*	Gilead Sciences, Inc	2,077,720
7,575	e*	Hospira, Inc	322,998
2,980	*	Idexx Laboratories, Inc	174,717
2,868	e*	ImClone Systems, Inc	123,324
3,280		International Flavors & Fragrances, Inc	157,866
848	*	Invitrogen Corp	79,212
750		Lubrizol Corp	40,620
86,150		Merck & Co, Inc	5,006,177
8,780	e*	Millennium Pharmaceuticals, Inc	131,524
26,266		Monsanto Co	2,933,650
3,334	*	Mosaic Co	314,530
14,244	*	Mylan Laboratories, Inc	200,271
7,220	e	Nalco Holding Co	174,580
2,645	*	NBTY, Inc	72,473
5,910	e*	PDL BioPharma, Inc	103,543
15,477		Praxair, Inc	1,372,965
60,044		Procter & Gamble Co	4,408,430
3,674		Rohm & Haas Co	194,979
4,993	e	RPM International, Inc	101,358
77,743		Schering-Plough Corp	2,071,074
379	e	Scotts Miracle-Gro Co (Class A)	14,182
5,492	e*	Sepracor, Inc	144,165

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index

SHARES		COMPANY	VALUE
5,326	e	Sherwin-Williams Co	$309,121
2,052	e	Sigma-Aldrich Corp	112,039
502	e	Valspar Corp	11,315
4,086	*	VCA Antech, Inc	180,724
6,134	e*	Vertex Pharmaceuticals, Inc	142,493
4,661	*	Warner Chilcott Ltd (Class A)	82,640
3,042	e*	Watson Pharmaceuticals, Inc	82,560
34,316		Wyeth	1,516,424
		TOTAL CHEMICALS AND ALLIED PRODUCTS	41,303,661

COAL MINING - 0.49%
6,634		Arch Coal, Inc	298,066
8,730		Consol Energy, Inc	624,370
4,190		Massey Energy Co	149,793
12,707		Peabody Energy Corp	783,259
		TOTAL COAL MINING	1,855,488

COMMUNICATIONS - 1.88%
20,038	*	American Tower Corp (Class A)	853,619
3,562	e	Cablevision Systems Corp (Class A)	87,269
1,440	*	Central European Media Enterprises Ltd (Class A)	167,011
2,488	e	Citizens Communications Co	31,672
5,185	e	Clear Channel Communications, Inc	178,986
86,842	e*	Comcast Corp (Class A)	1,585,735
9,088	e*	Crown Castle International Corp	378,061
2,829	e*	CTC Media, Inc	85,436
34,461	*	DIRECTV Group, Inc	796,738
9,987	*	EchoStar Communications Corp (Class A)	376,710
3,707	e	Global Payments, Inc	172,450
487	e*	IAC/InterActiveCorp	13,110
2,686	*	Leap Wireless International, Inc	125,275
74,029	*	Level 3 Communications, Inc	225,048
9,374	e*	Liberty Global, Inc (Class A)	367,367
17,723	e*	Liberty Media Holding Corp (Interactive A)	338,155
3,081	e*	MetroPCS Communications, Inc	59,925
3,455	*	NeuStar, Inc (Class A)	99,089
8,337	e*	NII Holdings, Inc	402,844
5,094	*	SBA Communications Corp (Class A)	172,381
2,152		Telephone & Data Systems, Inc	134,715
4,076	e*	Time Warner Cable, Inc (Class A)	112,498
236	e*	US Cellular Corp	19,848
13,028	e	Windstream Corp	169,625
13,699	e*	XM Satellite Radio Holdings, Inc (Class A)	167,676
		TOTAL COMMUNICATIONS	7,121,243

DEPOSITORY INSTITUTIONS - 1.13%
722		Bank of Hawaii Corp	36,923
18,833		Bank of New York Mellon Corp	918,297
629		Capitol Federal Financial	19,499
2,714		Commerce Bancorp, Inc	103,512
10,004	e	Hudson City Bancorp, Inc	150,260
8,922		Northern Trust Corp	683,247
7,141	e	People's United Financial, Inc	127,110
15,407	e	State Street Corp	1,251,048
4,873	e	Synovus Financial Corp	117,342
780	e*	TFS Financial Corp	9,313

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index

SHARES		COMPANY	VALUE
34,951		Western Union Co	$848,610
		TOTAL DEPOSITORY INSTITUTIONS	4,265,161

EATING AND DRINKING PLACES - 0.87%
4,694	e	Brinker International, Inc	91,815
3,167	e	Burger King Holdings, Inc	90,291
3,679	e*	Cheesecake Factory	87,229
6,532	e	Darden Restaurants, Inc	181,002
12,141		McDonald's Corp	715,226
35,526	e*	Starbucks Corp	727,217
9,124	e	Tim Hortons, Inc	336,949
4,025		Wendy's International, Inc	104,006
25,120	e	Yum! Brands, Inc	961,342
		TOTAL EATING AND DRINKING PLACES	3,295,077

EDUCATIONAL SERVICES - 0.20%
6,974	e*	Apollo Group, Inc (Class A)	489,226
4,607	e*	Career Education Corp	115,820
1,913	e*	ITT Educational Services, Inc	163,122
		TOTAL EDUCATIONAL SERVICES	768,168

ELECTRIC, GAS, AND SANITARY SERVICES - 1.75%
32,020	*	AES Corp	684,908
8,008		Allegheny Energy, Inc	509,389
1,704	*	Allied Waste Industries, Inc	18,778
373		Aqua America, Inc	7,908
14,983		Centerpoint Energy, Inc	256,659
6,711		Constellation Energy Group, Inc	688,079
5,998	*	Covanta Holding Corp	165,905
3,080	e	DPL, Inc	91,322
2,263	*	Dynegy, Inc (Class A)	16,158
14,777	e	Exelon Corp	1,206,394
8,425	e*	Mirant Corp	328,407
9,351	e*	NRG Energy, Inc	405,272
14,136		PPL Corp	736,344
2,741	e	Questar Corp	148,288
7,557		Republic Services, Inc	236,912
1,332	e	Sierra Pacific Resources	22,617
4,204	e*	Stericycle, Inc	249,718
24,037		Williams Cos, Inc	860,044
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,633,102

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.97%
12,192	e*	Advanced Micro Devices, Inc	91,440
15,930	e	Altera Corp	307,768
4,933		Ametek, Inc	231,062
8,586		Amphenol Corp (Class A)	398,133
15,690	e	Analog Devices, Inc	497,373
41,685	*	Apple Computer, Inc	8,256,965
3,970	e*	Avnet, Inc	138,831
853	e	AVX Corp	11,447
22,465	e*	Broadcom Corp (Class A)	587,235
3,856	*	Ciena Corp	131,528
292,702	*	Cisco Systems, Inc	7,923,443
2,935	e	Cooper Industries Ltd (Class A)	155,203
869	e*	Cree, Inc	23,871
7,904	*	Cypress Semiconductor Corp	284,781
1,954	*	Dolby Laboratories, Inc (Class A)	97,153

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index

SHARES		COMPANY	VALUE
856		Eaton Corp	$82,989
1,979	e*	Energizer Holdings, Inc	221,905
2,103	*	Fairchild Semiconductor International, Inc	30,346
1,752	e*	First Solar, Inc	468,029
2,896	e	Harman International Industries, Inc	213,464
6,437	e	Harris Corp	403,471
32,008		Honeywell International, Inc	1,970,733
3,138	e*	Integrated Device Technology, Inc	35,491
280,115	e	Intel Corp	7,467,866
681	e*	International Rectifier Corp	23,134
3,490	e	Intersil Corp (Class A)	85,435
1,768	e*	Jarden Corp	41,742
5,717	e*	JDS Uniphase Corp	76,036
2,015	e	L-3 Communications Holdings, Inc	213,469
1,479	e	Lincoln Electric Holdings, Inc	105,275
10,686	e	Linear Technology Corp	340,135
21,689	e*	LSI Logic Corp	115,169
22,653	*	Marvell Technology Group Ltd	316,689
10,759	*	MEMC Electronic Materials, Inc	952,064
10,470	e	Microchip Technology, Inc	328,967
11,729	e*	Micron Technology, Inc	85,035
3,814		Molex, Inc	104,122
13,089		National Semiconductor Corp	296,335
17,805	*	Network Appliance, Inc	444,413
3,974	e*	Novellus Systems, Inc	109,563
26,109	e*	Nvidia Corp	888,228
6,867	e*	QLogic Corp	97,511
80,356		Qualcomm, Inc	3,162,009
4,717	e	RadioShack Corp	79,529
4,383	e*	Rambus, Inc	91,780
10,884	*	Sanmina-SCI Corp	19,809
2,560	e*	Silicon Laboratories, Inc	95,821
67,941	e*	Sirius Satellite Radio, Inc	205,861
1,289	e*	Sunpower Corp (Class A)	168,073
69,271		Texas Instruments, Inc	2,313,651
2,849	e*	Thomas & Betts Corp	139,715
3,631	*	Varian Semiconductor Equipment Associates, Inc	134,347
1,246	*	Vishay Intertechnology, Inc	14,217
2,659	e	Whirlpool Corp	217,054
14,286	e	Xilinx, Inc	312,435
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	41,608,150

ENGINEERING AND MANAGEMENT SERVICES - 1.28%
6,468	*	Amylin Pharmaceuticals, Inc	239,316
18,217	*	Celgene Corp	841,808
1,861	e	Corporate Executive Board Co	111,846
4,230		Fluor Corp	616,396
1,180	*	Genpact Ltd	17,971
2,455	e*	Gen-Probe, Inc	154,493
2,901	*	Hewitt Associates, Inc (Class A)	111,079
5,786	*	Jacobs Engineering Group, Inc	553,199
10,604	*	McDermott International, Inc	625,954
10,462	e	Moody's Corp	373,493
16,264	e	Paychex, Inc	589,082
6,918	e	Quest Diagnostics, Inc	365,962
3,592	e*	Shaw Group, Inc	217,100

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index

SHARES		COMPANY	VALUE
827	e*	URS Corp	$44,931
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,862,630

FABRICATED METAL PRODUCTS - 0.41%
1,441	*	Alliant Techsystems, Inc	163,928
4,684		Ball Corp	210,780
7,431	*	Crown Holdings, Inc	190,605
17,749		Illinois Tool Works, Inc	950,281
1,121	e	Stanley Works	54,346
		TOTAL FABRICATED METAL PRODUCTS	1,569,940

FOOD AND KINDRED PRODUCTS - 3.78%
23,275		Anheuser-Busch Cos, Inc	1,218,214
6,579	e	Campbell Soup Co	235,068
73,394		Coca-Cola Co	4,504,190
1,377		General Mills, Inc	78,489
8,948	e	H.J. Heinz Co	417,693
3,502	e*	Hansen Natural Corp	155,104
5,582	e	Hershey Co	219,931
7,769	e	Kellogg Co	407,329
4,078	e	McCormick & Co, Inc	154,597
1,843	e	Pepsi Bottling Group, Inc	72,725
78,575		PepsiCo, Inc	5,963,843
18,690		Sara Lee Corp	300,161
10,109		Wrigley (Wm.) Jr Co	591,882
		TOTAL FOOD AND KINDRED PRODUCTS	14,319,226

FOOD STORES - 0.24%
21,661		Kroger Co	578,565
1,390	e*	Panera Bread Co (Class A)	49,790
6,817	e	Whole Foods Market, Inc	278,134
		TOTAL FOOD STORES	906,489

FORESTRY - 0.00%**
248		Rayonier, Inc	11,716
		TOTAL FORESTRY	11,716

FURNITURE AND FIXTURES - 0.25%
438	e	Hillenbrand Industries, Inc	24,410
2,235	e	HNI Corp	78,359
22,513	e	Johnson Controls, Inc	811,369
958	e	Masco Corp	20,702
		TOTAL FURNITURE AND FIXTURES	934,840

FURNITURE AND HOMEFURNISHINGS STORES - 0.28%
13,229	*	Bed Bath & Beyond, Inc	388,800
4,291	e	Circuit City Stores, Inc	18,022
7,699	e*	GameStop Corp (Class A)	478,185
2,971	e	Steelcase, Inc (Class A)	47,150
4,491	e	Williams-Sonoma, Inc	116,317
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,048,474

GENERAL BUILDING CONTRACTORS - 0.03%
626	e	Centex Corp	15,813
83	e*	NVR, Inc	43,492
3,774	e	Pulte Homes, Inc	39,778
		TOTAL GENERAL BUILDING CONTRACTORS	99,083

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 2.27%
5,433	e*	Big Lots, Inc	$86,874
14,740		Costco Wholesale Corp	1,028,262
7,228	e	Family Dollar Stores, Inc	138,994
10,908	e	JC Penney Co, Inc	479,843
5,842	e	Saks, Inc	121,280
41,364	e	Target Corp	2,068,200
21,805		TJX Cos, Inc	626,458
85,246		Wal-Mart Stores, Inc	4,051,742
		TOTAL GENERAL MERCHANDISE STORES	8,601,653

HEALTH SERVICES - 1.95%
3,915	e	AmerisourceBergen Corp	175,666
381	e	Brookdale Senior Living, Inc	10,824
13,801		Cigna Corp	741,528
342	e*	Community Health Systems, Inc	12,606
3,213	*	Covance, Inc	278,310
7,012	e*	Coventry Health Care, Inc	415,461
5,074	e*	DaVita, Inc	285,920
2,982	e*	Edwards Lifesciences Corp	137,142
10,550	*	Express Scripts, Inc	770,150
5,742	e*	Laboratory Corp of America Holdings	433,693
4,080	e*	Lincare Holdings, Inc	143,453
13,144		McKesson Corp	861,063
13,600	*	Medco Health Solutions, Inc	1,379,040
1,160	e	Omnicare, Inc	26,460
2,338	e*	Pediatrix Medical Group, Inc	159,335
4,832		Pharmaceutical Product Development, Inc	195,068
2,852	e*	Sierra Health Services, Inc	119,670
20,329	e*	Tenet Healthcare Corp	103,271
640		Universal Health Services, Inc (Class B)	32,768
12,544	e*	WellPoint, Inc	1,100,485
		TOTAL HEALTH SERVICES	7,381,913

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.14%
3,436	e*	Foster Wheeler Ltd	532,649
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	532,649

HOLDING AND OTHER INVESTMENT OFFICES - 1.85%
1,443	e*	Affiliated Managers Group, Inc	169,495
216	e	Apartment Investment & Management Co (Class A)	7,502
5,249		Duke Realty Corp	136,894
474	e	Essex Property Trust, Inc	46,210
1,363	e	Federal Realty Investment Trust	111,970
5,730		General Growth Properties, Inc	235,961
338		Health Care REIT, Inc	15,105
65,083		iShares Russell 1000 Growth Index Fund	3,955,745
1,630	e	Kilroy Realty Corp	89,585
3,487		Macerich Co	247,786
568	e	Plum Creek Timber Co, Inc	26,151
10,768		Prologis	682,476
424		Public Storage, Inc	31,126
5,838	e	Simon Property Group, Inc	507,089
1,333	e	Taubman Centers, Inc	65,570
6,490	e	UDR, Inc	128,827
6,604		Ventas, Inc	298,831
2,785		WABCO Holdings, Inc	139,501

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index

SHARES		COMPANY	VALUE
3,487	e	Weingarten Realty Investors	$109,631
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,005,455

HOTELS AND OTHER LODGING PLACES - 0.67%
2,708	e	Boyd Gaming Corp	92,262
1,673	e	Choice Hotels International, Inc	55,544
4,996	*	Las Vegas Sands Corp	514,838
15,790		Marriott International, Inc (Class A)	539,702
5,671	e*	MGM Mirage	476,477
1,941	e	Orient-Express Hotels Ltd (Class A)	111,646
9,654		Starwood Hotels & Resorts Worldwide, Inc	425,066
592	e	Wyndham Worldwide Corp	13,948
2,609		Wynn Resorts Ltd	292,547
		TOTAL HOTELS AND OTHER LODGING PLACES	2,522,030

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.89%
2,820	e*	AGCO Corp	191,704
66,287		Applied Materials, Inc	1,177,257
1,590	e	Black & Decker Corp	110,744
18,671	e*	Brocade Communications Systems, Inc	137,045
719	e	Carlisle Cos, Inc	26,625
30,719	e	Caterpillar, Inc	2,228,971
4,993		Cummins, Inc	635,958
1,240		Deere & Co	115,469
109,657	*	Dell, Inc	2,687,693
2,984	e	Diebold, Inc	86,476
3,781		Donaldson Co, Inc	175,363
3,057	e	Dover Corp	140,897
4,353	*	Dresser-Rand Group, Inc	169,985
101,558	*	EMC Corp	1,881,870
2,525		Flowserve Corp	242,905
6,292	*	FMC Technologies, Inc	356,756
55,240	d	General Electric Co	2,047,747
2,893	e	Graco, Inc	107,793
6,223	e*	Grant Prideco, Inc	345,439
129,031		Hewlett-Packard Co	6,513,485
3,581		IDEX Corp	129,382
777		Ingersoll-Rand Co Ltd (Class A)	36,107
52,472		International Business Machines Corp	5,672,223
15,939		International Game Technology	700,200
5,714	e	Jabil Circuit, Inc	87,253
5,341	e	Joy Global, Inc	351,545
2,268		Kennametal, Inc	85,866
6,041	e*	Lam Research Corp	261,152
327	e	Lennox International, Inc	13,544
2,587	e*	Lexmark International, Inc (Class A)	90,183
6,086		Manitowoc Co, Inc	297,179
5,496		Pall Corp	221,599
810	e*	Riverbed Technology, Inc	21,659
7,161	e	Rockwell Automation, Inc	493,823
6,604	e*	SanDisk Corp	219,055
3,317	e*	Scientific Games Corp (Class A)	110,290
9,679		Seagate Technology, Inc	246,815
975	*	Teradata Corp	26,725
4,938	e*	Terex Corp	323,785
2,078	e	Toro Co	113,126
8,686		Trane, Inc	405,723

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index

SHARES		COMPANY	VALUE
6,238	*	Varian Medical Systems, Inc	$325,374
2,991	e*	VeriFone Holdings, Inc	69,541
3,350	e*	Western Digital Corp	101,204
3,323	e*	Zebra Technologies Corp (Class A)	115,308
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	29,898,843

INSTRUMENTS AND RELATED PRODUCTS - 5.87%
2,812	*	Advanced Medical Optics, Inc	68,978
19,356	*	Agilent Technologies, Inc	711,139
14,628	e	Allergan, Inc	939,703
1,418	e	Applera Corp (Applied Biosystems Group)	48,099
4,960		Bard (C.R.), Inc	470,208
31,537		Baxter International, Inc	1,830,723
2,550	e	Beckman Coulter, Inc	185,640
11,959		Becton Dickinson & Co	999,533
802	e	Cooper Cos, Inc	30,476
11,785	e	Danaher Corp	1,034,016
7,434		Dentsply International, Inc	334,679
93		DRS Technologies, Inc	5,047
31,692		Emerson Electric Co	1,795,669
5,540	e	Garmin Ltd	537,380
1,797	e*	Intuitive Surgical, Inc	583,127
52,363		Johnson & Johnson	3,492,612
9,185		Kla-Tencor Corp	442,350
55,454		Medtronic, Inc	2,787,673
1,815	*	Mettler-Toledo International, Inc	206,547
2,585	e*	Millipore Corp	189,170
3,007	e	National Instruments Corp	100,223
1,238	e	PerkinElmer, Inc	32,213
8,616	e	Pitney Bowes, Inc	327,753
3,710	e*	Resmed, Inc	194,886
3,567	*	Respironics, Inc	233,567
8,025		Rockwell Collins, Inc	577,559
4,232	e	Roper Industries, Inc	264,669
16,225	*	St. Jude Medical, Inc	659,384
14,785		Stryker Corp	1,104,735
2,051	e*	Techne Corp	135,469
3,975	*	Teradyne, Inc	41,102
10,057	*	Thermo Electron Corp	580,088
5,688	*	Trimble Navigation Ltd	172,005
4,847	*	Waters Corp	383,252
11,352	e*	Zimmer Holdings, Inc	750,935
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	22,250,609

INSURANCE AGENTS, BROKERS AND SERVICE - 0.04%
5,628		Brown & Brown, Inc	132,258
830	e	Gallagher (Arthur J.) & Co	20,078
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	152,336

INSURANCE CARRIERS - 2.28%
847	e	ACE Ltd	52,328
19,880		Aetna, Inc	1,147,672
21,484		Aflac, Inc	1,345,543
7,625		American International Group, Inc	444,538
164	e	CNA Financial Corp	5,530
395	e	Erie Indemnity Co (Class A)	20,497
107		Hanover Insurance Group, Inc	4,901

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index

SHARES		COMPANY	VALUE
2,594	e	HCC Insurance Holdings, Inc	$74,396
5,529	*	Health Net, Inc	267,051
8,059	*	Humana, Inc	606,923
650		PartnerRe Ltd	53,645
2,206	*	Philadelphia Consolidated Holding Co	86,806
777	e	Principal Financial Group	53,489
5,345	e	Prudential Financial, Inc	497,299
465		Transatlantic Holdings, Inc	33,792
64,577		UnitedHealth Group, Inc	3,758,381
1,893		W.R. Berkley Corp	56,430
2,268	*	WellCare Health Plans, Inc	96,186
983	e	XL Capital Ltd (Class A)	49,455
		TOTAL INSURANCE CARRIERS	8,654,862

JUSTICE, PUBLIC ORDER AND SAFETY - 0.04%
5,678	*	Corrections Corp of America	167,558
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	167,558

LEATHER AND LEATHER PRODUCTS - 0.18%
17,794	*	Coach, Inc	544,141
3,815	e*	CROCS, Inc	140,430
		TOTAL LEATHER AND LEATHER PRODUCTS	684,571

METAL MINING - 0.72%
2,081	e	Cleveland-Cliffs, Inc	209,765
2,242		Foundation Coal Holdings, Inc	117,705
15,225		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,559,649
8,652		Newmont Mining Corp	422,477
1,185	*	Patriot Coal Corp	49,462
3,510	e	Southern Copper Corp	369,006
		TOTAL METAL MINING	2,728,064

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.06%
2,143	e	Hasbro, Inc	54,818
8,578		Mattel, Inc	163,325
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	218,143

MISCELLANEOUS RETAIL - 1.97%
14,792	e*	Amazon.com, Inc	1,370,331
443		Barnes & Noble, Inc	15,261
16,544	e	Best Buy Co, Inc	871,042
3,890	e*	Coldwater Creek, Inc	26,024
37,883		CVS Corp	1,505,849
3,640	e*	Dick's Sporting Goods, Inc	101,046
4,907	e*	Dollar Tree Stores, Inc	127,189
2,180	e	MSC Industrial Direct Co (Class A)	88,225
2,094	e*	Nutri/System, Inc	56,496
13,708	e*	Office Depot, Inc	190,678
1,729	e	OfficeMax, Inc	35,721
6,310		Petsmart, Inc	148,474
34,305		Staples, Inc	791,416
6,532	e	Tiffany & Co	300,668
48,296		Walgreen Co	1,839,112
		TOTAL MISCELLANEOUS RETAIL	7,467,532

MOTION PICTURES - 0.93%
7,643	e*	Discovery Holding Co (Class A)	192,145

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index

SHARES		COMPANY	VALUE
2,703	*	DreamWorks Animation SKG, Inc (Class A)	$69,035
72,254		News Corp (Class A)	1,480,484
3,094	e	Regal Entertainment Group (Class A)	55,909
26,015		Time Warner, Inc	429,508
29,594	*	Viacom, Inc (Class B)	1,299,768
		TOTAL MOTION PICTURES	3,526,849

NONDEPOSITORY INSTITUTIONS - 1.18%
50,004	e	American Express Co	2,601,208
1,015	e*	AmeriCredit Corp	12,982
4,226		CapitalSource, Inc	74,335
1,244	e	Discover Financial Services	18,760
2,912	e	First Marblehead Corp	44,554
12,454		Freddie Mac	424,308
2,740	*	GLG Partners Inc	37,264
19,680	e*	SLM Corp	396,355
11,944		Textron, Inc	851,607
		TOTAL NONDEPOSITORY INSTITUTIONS	4,461,373

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
4,999	e	Vulcan Materials Co	395,371
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	395,371

OIL AND GAS EXTRACTION - 5.56%
15,570		Baker Hughes, Inc	1,262,727
14,062	e	BJ Services Co	341,144
10,556	*	Cameron International Corp	508,060
2,325	e*	Cheniere Energy, Inc	75,888
12,819		Chesapeake Energy Corp	502,505
1,537	e*	CNX Gas Corp	49,107
620	e*	Continental Resources, Inc	16,201
11,662	*	Denbury Resources, Inc	346,945
3,272	e	Diamond Offshore Drilling, Inc	464,624
6,622	e	ENSCO International, Inc	394,804
4,488	e	Equitable Resources, Inc	239,121
4,206	*	Global Industries Ltd	90,093
44,288		Halliburton Co	1,678,958
3,378	e*	Helix Energy Solutions Group, Inc	140,187
11,901	*	Nabors Industries Ltd	325,968
17,172	*	National Oilwell Varco, Inc	1,261,455
12,854		Noble Corp	726,380
2,565	*	Oceaneering International, Inc	172,753
5,981	*	Pride International, Inc	202,756
2,420	e*	Quicksilver Resources, Inc	144,208
7,098		Range Resources Corp	364,553
3,691	e	Rowan Cos, Inc	145,647
56,713		Schlumberger Ltd	5,578,858
9,614		Smith International, Inc	709,994
8,142	*	Southwestern Energy Co	453,672
3,795	*	Superior Energy Services	130,624
3,919	*	Tetra Technologies, Inc	61,019
1,824	e	Tidewater, Inc	100,065
15,002		Transocean, Inc	2,147,536
1,845	*	Unit Corp	85,331
1,404	e	W&T Offshore, Inc	42,064
16,173	*	Weatherford International Ltd	1,109,468

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index

SHARES		COMPANY	VALUE
23,205		XTO Energy, Inc	$1,191,809
		TOTAL OIL AND GAS EXTRACTION	21,064,524

PAPER AND ALLIED PRODUCTS - 0.22%
10,830	e*	Domtar Corporation	83,283
9,332	e	Kimberly-Clark Corp	647,081
4,211		Packaging Corp of America	118,750
		TOTAL PAPER AND ALLIED PRODUCTS	849,114

PERSONAL SERVICES - 0.14%
5,126	e	Cintas Corp	172,336
15,483	e	H&R Block, Inc	287,519
1,712	e	Weight Watchers International, Inc	77,348
		TOTAL PERSONAL SERVICES	537,203

PETROLEUM AND COAL PRODUCTS - 2.08%
4,462	e	Cabot Oil & Gas Corp	180,131
55,307		Exxon Mobil Corp	5,181,713
2,606	e	Frontier Oil Corp	105,751
2,334	e	Holly Corp	118,777
1,004	e	Noble Energy, Inc	79,838
630	*	SandRidge Energy, Inc	22,592
5,821	e	Sunoco, Inc	421,673
6,581		Tesoro Corp	313,914
20,775		Valero Energy Corp	1,454,873
585	e	Western Refining, Inc	14,163
		TOTAL PETROLEUM AND COAL PRODUCTS	7,893,425

PRIMARY METAL INDUSTRIES - 1.12%
5,684	*	AK Steel Holding Corp	262,828
4,911	e	Allegheny Technologies, Inc	424,310
1,204	e	Carpenter Technology Corp	90,505
2,793	e*	CommScope, Inc	137,444
75,436		Corning, Inc	1,809,710
2,618	e*	General Cable Corp	191,847
826	e	Hubbell, Inc (Class B)	42,622
3,336		Nucor Corp	197,558
6,591		Precision Castparts Corp	914,172
1,632	e	Steel Dynamics, Inc	97,218
3,284	e	Titanium Metals Corp	86,862
		TOTAL PRIMARY METAL INDUSTRIES	4,255,076

PRINTING AND PUBLISHING - 0.34%
2,975		Dun & Bradstreet Corp	263,674
1,492	e	Harte-Hanks, Inc	25,812
2,672	e	John Wiley & Sons, Inc (Class A)	114,468
16,455	e	McGraw-Hill Cos, Inc	720,894
2,248		Meredith Corp	123,595
560	*	MSCI, Inc	21,504
1,461	e	New York Times Co (Class A)	25,611
		TOTAL PRINTING AND PUBLISHING	1,295,558

RAILROAD TRANSPORTATION - 0.81%
16,310	e	Burlington Northern Santa Fe Corp	1,357,481
3,453		CSX Corp	151,863
2,260	*	Kansas City Southern Industries, Inc	77,586
9,580		Norfolk Southern Corp	483,215

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index

SHARES		COMPANY	VALUE
7,927		Union Pacific Corp	$995,790
		TOTAL RAILROAD TRANSPORTATION	3,065,935

REAL ESTATE - 0.17%
9,789	e*	CB Richard Ellis Group, Inc (Class A)	210,953
3,551	e	Forest City Enterprises, Inc (Class A)	157,806
1,812	e	Jones Lang LaSalle, Inc	128,942
3,694	e*	St. Joe Co	131,174
		TOTAL REAL ESTATE	628,875

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.42%
10,382	*	Goodyear Tire & Rubber Co	292,980
7,131	e	Newell Rubbermaid, Inc	184,550
17,092		Nike, Inc (Class B)	1,097,990
937		Sealed Air Corp	21,682
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,597,202

SECURITY AND COMMODITY BROKERS - 3.26%
1,753	e	BlackRock, Inc	380,050
6,646		Broadridge Financial Solutions, Inc	149,070
45,189		Charles Schwab Corp	1,154,579
2,646		CME Group, Inc	1,815,156
7,797	e*	E*Trade Financial Corp	27,679
5,194	e	Eaton Vance Corp	235,860
4,179		Federated Investors, Inc (Class B)	172,008
7,951	e	Franklin Resources, Inc	909,833
8,625		Goldman Sachs Group, Inc	1,854,806
3,368	*	IntercontinentalExchange, Inc	648,340
16,000		Invesco Ltd	502,080
2,015	e*	Investment Technology Group, Inc	95,894
6,358	e	Janus Capital Group, Inc	208,860
2,428		Lazard Ltd (Class A)	98,771
2,688		Legg Mason, Inc	196,627
10,487	e	Merrill Lynch & Co, Inc	562,942
2,270	e*	MF Global Ltd	71,437
2,748	e	Morgan Stanley	145,946
4,461	*	Nasdaq Stock Market, Inc	220,775
4,414		Nymex Holdings, Inc	589,755
12,653	e	NYSE Euronext	1,110,554
6,176	e	SEI Investments Co	198,682
12,738		T Rowe Price Group, Inc	775,489
11,975	e	TD Ameritrade Holding Corp	240,219
		TOTAL SECURITY AND COMMODITY BROKERS	12,365,412

SPECIAL TRADE CONTRACTORS - 0.06%
8,131	e*	Quanta Services, Inc	213,357
		TOTAL SPECIAL TRADE CONTRACTORS	213,357

STONE, CLAY, AND GLASS PRODUCTS - 0.87%
32,534		3M Co	2,743,267
2,432	e	Eagle Materials, Inc	86,287
6,671	e	Gentex Corp	118,544
7,081	*	Owens-Illinois, Inc	350,510
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,298,608

TOBACCO PRODUCTS - 1.29%
57,897		Altria Group, Inc	4,375,855
3,202	e	Loews Corp (Carolina Group)	273,131

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index

SHARES		COMPANY	VALUE
4,340		UST, Inc	$237,832
		TOTAL TOBACCO PRODUCTS	4,886,818

TRANSPORTATION BY AIR - 0.51%
11,909	e*	AMR Corp	167,083
5,091	e*	Continental Airlines, Inc (Class B)	113,275
720		Copa Holdings S.A. (Class A)	27,050
12,645	e*	Delta Air Lines, Inc	188,284
12,380		FedEx Corp	1,103,925
8,831	*	Northwest Airlines Corp	128,138
6,782	e	Southwest Airlines Co	82,740
3,158	e	UAL Corp	112,614
		TOTAL TRANSPORTATION BY AIR	1,923,109

TRANSPORTATION EQUIPMENT - 3.04%
2,154	e	Autoliv, Inc	113,537
4,526	*	BE Aerospace, Inc	239,425
37,953		Boeing Co	3,319,369
2,718		General Dynamics Corp	241,875
5,999	e	Goodrich Corp	423,589
11,579	e	Harley-Davidson, Inc	540,855
3,862	e	Harsco Corp	247,438
966	e	ITT Industries, Inc	63,795
17,040		Lockheed Martin Corp	1,793,630
1,069		Northrop Grumman Corp	84,066
3,563	e	Oshkosh Truck Corp	168,387
17,873	e	Paccar, Inc	973,721
6,162	*	Pactiv Corp	164,094
11,265	e	Raytheon Co	683,786
2,852	*	Spirit Aerosystems Holdings, Inc (Class A)	98,394
1,524	e	Thor Industries, Inc	57,927
3,039	e	Trinity Industries, Inc	84,363
29,310		United Technologies Corp	2,243,387
		TOTAL TRANSPORTATION EQUIPMENT	11,541,638

TRANSPORTATION SERVICES - 0.27%
8,274		CH Robinson Worldwide, Inc	447,789
10,256	e	Expeditors International Washington, Inc	458,238
1,000	e	GATX Corp	36,680
4,598		UTI Worldwide, Inc	90,121
		TOTAL TRANSPORTATION SERVICES	1,032,828

TRUCKING AND WAREHOUSING - 0.68%
1,801	e	Con-way, Inc	74,814
4,407	e	J.B. Hunt Transport Services, Inc	121,413
2,479		Landstar System, Inc	104,490
32,432	e	United Parcel Service, Inc (Class B)	2,293,591
		TOTAL TRUCKING AND WAREHOUSING	2,594,308

WATER TRANSPORTATION - 0.16%
8,705		Carnival Corp	387,285
2,234	e	Frontline Ltd	107,232
2,689	*	Kirby Corp	124,985
		TOTAL WATER TRANSPORTATION	619,502

WHOLESALE TRADE-DURABLE GOODS - 0.29%
3,159	e*	Arrow Electronics, Inc	124,086

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index

SHARES		COMPANY	VALUE
1,326	e	BorgWarner, Inc	$64,192
2,039	e	Martin Marietta Materials, Inc	270,371
7,149	e*	Patterson Cos, Inc	242,709
2,139	e	Pool Corp	42,416
513		Reliance Steel & Aluminum Co	27,805
2,796	e	W.W. Grainger, Inc	244,706
2,343	e*	WESCO International, Inc	92,877
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,109,162

WHOLESALE TRADE-NONDURABLE GOODS - 0.78%
3,375		Airgas, Inc	175,871
2,168	e*	Bare Escentuals, Inc	52,574
2,678	e	Brown-Forman Corp (Class B)	198,467
17,482		Cardinal Health, Inc	1,009,586
341	e	Dean Foods Co	8,818
6,265	*	Endo Pharmaceuticals Holdings, Inc	167,088
4,228	e*	Henry Schein, Inc	259,599
2,486		Herbalife Ltd	100,136
29,638	e	Sysco Corp	925,002
1,832	e*	Tractor Supply Co	65,824
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,962,965

		TOTAL COMMON STOCKS
		(Cost $336,075,095)	376,968,821

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 1.30%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.89%
$ 3,390,000		Federal Home Loan Bank (FHLB), 01/02/08	3,390,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.41%
1,551,881		State Street Navigator Securities Lending Prime Portfolio	1,551,881
		TOTAL SHORT-TERM INVESTMENTS	4,941,881
		(Cost $4,941,575)

		TOTAL PORTFOLIO - 100.72%
		(Cost $341,016,670)	381,910,702
		OTHER ASSETS & LIABILITIES, NET - (0.72)%	(2,724,103)

		NET ASSETS - 100.00%	$379,186,599

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing
	**	Percentage less than 0.01%
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $189,057.
	e	All or a portion of these securities are out on loan.

		At December 31, 2007, the unrealized appreciation on investments was $40,894,032, consisting of
		gross unrealized appreciation of $ 61,348,480 and gross unrealized depreciation of $20,454,448.

TIAA-CREF INSTITUTIONAL FUNDS - Large-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.38%

AMUSEMENT AND RECREATION SERVICES - 0.62%
4,853		Harrah's Entertainment, Inc	$430,704
2,253		International Speedway Corp (Class A)	92,779
70,035		Walt Disney Co	2,260,730
1,870	e	Warner Music Group Corp	11,332
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,795,545

APPAREL AND ACCESSORY STORES - 0.21%
954	e*	AnnTaylor Stores Corp	24,384
9,903	e	Foot Locker, Inc	135,275
37,558		Gap, Inc	799,234
		TOTAL APPAREL AND ACCESSORY STORES	958,893

APPAREL AND OTHER TEXTILE PRODUCTS - 0.14%
6,820	e	Jones Apparel Group, Inc	109,052
6,064		Liz Claiborne, Inc	123,402
5,676		VF Corp	389,714
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	622,168

AUTO REPAIR, SERVICES AND PARKING - 0.06%
6,852	e*	Hertz Global Holdings, Inc	108,878
3,882		Ryder System, Inc	182,493
		TOTAL AUTO REPAIR, SERVICES AND PARKING	291,371

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
9,733	*	Autonation, Inc	152,419
700	*	Copart, Inc	29,785
3,394	e	Penske Auto Group, Inc	59,259
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	241,463

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.26%
44,610		Home Depot, Inc	1,201,793
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,201,793

BUSINESS SERVICES - 1.18%
3,101	*	Affiliated Computer Services, Inc (Class A)	139,855
5,173	*	Avis Budget Group, Inc	67,249
9,744		CA, Inc	243,113
12,289	e*	Cadence Design Systems, Inc	209,036
10,619	*	Computer Sciences Corp	525,322
3,197	e*	Compuware Corp	28,389
8,055	*	Convergys Corp	132,585
12,796		Electronic Data Systems Corp	265,261
12,433	*	Expedia, Inc	393,131
3,490	e	Fair Isaac Corp	112,204
1,693		Fidelity National Information Services, Inc	70,412
1,434	e*	Getty Images, Inc	41,586
1,182		IMS Health, Inc	27,233
10,055	e*	Interpublic Group of Cos, Inc	81,546

TIAA-CREF INSTITUTIONAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
9,613	*	Juniper Networks, Inc	$319,152
500	e*	Kinetic Concepts, Inc	26,780
10,059	e*	NCR Corp	252,481
19,703	*	Novell, Inc	135,360
41,593	*	Sun Microsystems Inc	754,081
48,374	*	Symantec Corp	780,756
23,891	*	Unisys Corp	113,004
5,556	e*	United Rentals, Inc	102,008
400	e*	VMware, Inc (Class A)	33,996
14,412		Waste Management, Inc	470,840
		TOTAL BUSINESS SERVICES	5,325,380

CHEMICALS AND ALLIED PRODUCTS - 7.80%
7,114		Air Products & Chemicals, Inc	701,654
4,153		Alberto-Culver Co	101,915
19,698	*	Amgen, Inc	914,775
1,008		Avery Dennison Corp	53,565
1,914		Avon Products, Inc	75,660
14,535	*	Biogen Idec, Inc	827,332
1,012	e	Cabot Corp	33,740
2,640		Celanese Corp (Series A)	111,725
2,777	e*	Charles River Laboratories International, Inc	182,727
14,562		Chemtura Corp	113,584
400		Church & Dwight Co, Inc	21,628
1,024		Clorox Co	66,734
2,618		Colgate-Palmolive Co	204,099
2,765		Cytec Industries, Inc	170,269
59,865		Dow Chemical Co	2,359,878
48,722		Du Pont (E.I.) de Nemours & Co	2,148,153
5,168		Eastman Chemical Co	315,713
31,816		Eli Lilly & Co	1,698,656
4,946	e	FMC Corp	269,804
5,796	e	Huntsman Corp	148,957
1,870		International Flavors & Fragrances, Inc	90,003
1,948	*	Invitrogen Corp	181,963
16,095	*	King Pharmaceuticals, Inc	164,813
3,261		Lubrizol Corp	176,616
23,615		Merck & Co, Inc	1,372,268
9,376	e*	Millennium Pharmaceuticals, Inc	140,452
5,441	*	Mosaic Co	513,304
441,366		Pfizer, Inc	10,032,249
10,346		PPG Industries, Inc	726,600
119,627		Procter & Gamble Co	8,783,014
4,318		Rohm & Haas Co	229,156
941		RPM International, Inc	19,102
2,502	e	Scotts Miracle-Gro Co (Class A)	93,625
5,662		Sigma-Aldrich Corp	309,145
5,837	e	Valspar Corp	131,566
2,405	*	Watson Pharmaceuticals, Inc	65,272
1,412	e	Westlake Chemical Corp	26,814
40,061		Wyeth	1,770,296
		TOTAL CHEMICALS AND ALLIED PRODUCTS	35,346,826

COMMUNICATIONS - 7.34%
388,049		AT&T, Inc	16,127,316
8,975	e	Cablevision Systems Corp (Class A)	219,888
300	*	Central European Media Enterprises Ltd (Class A)	34,794

TIAA-CREF INSTITUTIONAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,615		CenturyTel, Inc	$274,258
17,927		Citizens Communications Co	228,211
24,739		Clear Channel Communications, Inc	853,990
2,200	e*	Clearwire Corp (Class A)	30,162
71,709	*	Comcast Corp (Class A)	1,309,406
2,360	e*	Crown Castle International Corp	98,176
9,729		Embarq Corp	481,877
1,210	e	Hearst-Argyle Television, Inc	26,753
10,353	*	IAC/InterActiveCorp	278,703
11,751	e*	Liberty Global, Inc (Class A)	460,522
8,122	*	Liberty Media Corp - Capital (Series A)	946,132
15,286	e*	Liberty Media Holding Corp (Interactive A)	291,657
100,514		Qwest Communications International, Inc	704,603
176,856		Sprint Nextel Corp	2,322,119
3,727		Telephone & Data Systems, Inc	233,310
4,013	e*	Time Warner Cable, Inc (Class A)	110,759
689	e*	US Cellular Corp	57,945
182,635		Verizon Communications, Inc	7,979,323
13,571		Windstream Corp	176,694
		TOTAL COMMUNICATIONS	33,246,598

DEPOSITORY INSTITUTIONS - 13.67%
7,780	e	Associated Banc-Corp	210,760
5,513		Astoria Financial Corp	128,288
5,335		Bancorpsouth, Inc	125,959
279,530		Bank of America Corp	11,533,408
2,062		Bank of Hawaii Corp	105,451
46,401		Bank of New York Mellon Corp	2,262,513
34,747		BB&T Corp	1,065,690
1,512	e	BOK Financial Corp	78,170
383		Capitol Federal Financial	11,873
311,225		Citigroup, Inc	9,162,464
2,755	e	City National Corp	164,060
9,511	e	Colonial Bancgroup, Inc	128,779
9,533		Comerica, Inc	414,971
8,337		Commerce Bancorp, Inc	317,973
4,467		Commerce Bancshares, Inc	200,390
3,588	e	Cullen/Frost Bankers, Inc	181,768
4,021	e	East West Bancorp, Inc	97,429
34,436		Fifth Third Bancorp	865,377
403		First Citizens Bancshares, Inc (Class A)	58,778
7,732	e	First Horizon National Corp	140,336
10,493	e	Fulton Financial Corp	117,731
20,551		Hudson City Bancorp, Inc	308,676
22,440		Huntington Bancshares, Inc	331,214
6,314	e	IndyMac Bancorp, Inc	37,568
215,134		JPMorgan Chase & Co	9,390,599
24,858		Keycorp	582,920
4,342		M&T Bank Corp	354,177
15,849		Marshall & Ilsley Corp	419,682
5,283	*	Metavante Technologies, Inc	123,200
36,650		National City Corp	603,259
20,670	e	New York Community Bancorp, Inc	363,379
2,126		Northern Trust Corp	162,809
4,275	e	People's United Financial, Inc	76,095
21,909		PNC Financial Services Group, Inc	1,438,326
16,519		Popular, Inc	175,101

TIAA-CREF INSTITUTIONAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
44,353		Regions Financial Corp	$1,048,948
26,263	e	Sovereign Bancorp, Inc	299,398
4,853		State Street Corp	394,064
22,563		SunTrust Banks, Inc	1,409,962
10,916		Synovus Financial Corp	262,857
7,760	e	TCF Financial Corp	139,137
4,829	e*	TFS Financial Corp	57,658
2,948	e	UnionBanCal Corp	144,187
109,439		US Bancorp	3,473,594
6,908	e	Valley National Bancorp	131,666
125,252		Wachovia Corp	4,763,334
5,691	e	Washington Federal, Inc	120,137
55,395		Washington Mutual, Inc	753,926
3,216	e	Webster Financial Corp	102,816
214,041		Wells Fargo & Co	6,461,898
2,461		Western Union Co	59,753
4,531	e	Whitney Holding Corp	118,486
4,176	e	Wilmington Trust Corp	146,995
6,555		Zions Bancorporation	306,053
		TOTAL DEPOSITORY INSTITUTIONS	61,934,042

EATING AND DRINKING PLACES - 0.77%
59,518		McDonald's Corp	3,506,205
		TOTAL EATING AND DRINKING PLACES	3,506,205

ELECTRIC, GAS, AND SANITARY SERVICES - 6.75%
5,101		AGL Resources, Inc	192,002
7,035	e	Alliant Energy Corp	286,254
14,563	*	Allied Waste Industries, Inc	160,484
13,145		Ameren Corp	712,590
25,026		American Electric Power Co, Inc	1,165,211
7,831		Aqua America, Inc	166,017
5,603	e	Atmos Energy Corp	157,108
13,169		CMS Energy Corp	228,877
17,125		Consolidated Edison, Inc	836,556
2,563		Constellation Energy Group, Inc	262,784
36,820		Dominion Resources, Inc	1,747,109
3,640	e	DPL, Inc	107,926
10,557		DTE Energy Co	464,086
79,019		Duke Energy Corp	1,593,813
18,072	*	Dynegy, Inc (Class A)	129,034
20,442		Edison International	1,090,990
43,638		El Paso Corp	752,319
4,498		Energen Corp	288,907
10,057		Energy East Corp	273,651
12,442		Entergy Corp	1,487,068
23,135		Exelon Corp	1,888,741
19,163		FirstEnergy Corp	1,386,251
25,552		FPL Group, Inc	1,731,915
5,205	e	Great Plains Energy, Inc	152,611
4,833	e	Hawaiian Electric Industries, Inc	110,047
4,846		Integrys Energy Group, Inc	250,490
11,475		MDU Resources Group, Inc	316,825
5,110	e*	Mirant Corp	199,188
5,001	e	National Fuel Gas Co	233,447
17,229		NiSource, Inc	325,456
9,462		Northeast Utilities	296,255

TIAA-CREF INSTITUTIONAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,645	e*	NRG Energy, Inc	$114,634
7,242	e	NSTAR	262,305
6,114	e	OGE Energy Corp	221,877
6,360	e	Oneok, Inc	284,737
12,027		Pepco Holdings, Inc	352,752
22,078		PG&E Corp	951,341
6,364		Pinnacle West Capital Corp	269,897
6,389		PPL Corp	332,803
16,289		Progress Energy, Inc	788,876
15,899		Public Service Enterprise Group, Inc	1,561,918
7,566		Puget Energy, Inc	207,535
6,914		Questar Corp	374,047
21,735	*	Reliant Energy, Inc	570,326
1,372		Republic Services, Inc	43,012
7,311		SCANA Corp	308,159
16,618		Sempra Energy	1,028,322
12,309	e	Sierra Pacific Resources	209,007
47,288		Southern Co	1,832,410
6,241		Southern Union Co	183,236
13,223		TECO Energy, Inc	227,568
6,471	e	UGI Corp	176,335
5,005	e	Vectren Corp	145,195
6,069		Williams Cos, Inc	217,149
7,337		Wisconsin Energy Corp	357,385
25,492		Xcel Energy, Inc	575,354
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	30,590,192

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.81%
7,577	*	ADC Telecommunications, Inc	117,822
22,437	e*	Advanced Micro Devices, Inc	168,278
33,107	*	Atmel Corp	143,022
3,794	*	Avnet, Inc	132,676
1,413	e	AVX Corp	18,962
7,847		Cooper Industries Ltd (Class A)	414,949
4,341	e*	Cree, Inc	119,247
8,134		Eaton Corp	788,591
1,027	e*	Energizer Holdings, Inc	115,158
3,767	*	Fairchild Semiconductor International, Inc	54,358
6,885		Honeywell International, Inc	423,909
7,105	e*	Integrated Device Technology, Inc	80,358
3,087	e*	International Rectifier Corp	104,865
3,501	e	Intersil Corp (Class A)	85,704
2,442	e*	Jarden Corp	57,656
5,220	e*	JDS Uniphase Corp	69,426
5,151		L-3 Communications Holdings, Inc	545,697
839	e	Lincoln Electric Holdings, Inc	59,720
20,561	e*	LSI Logic Corp	109,179
32,129	e*	Micron Technology, Inc	232,935
3,281		Molex, Inc	89,571
145,684		Motorola, Inc	2,336,771
3,435	e*	Novellus Systems, Inc	94,703
1,600	*	QLogic Corp	22,720
2,258	e	RadioShack Corp	38,070
2,066	e*	Rambus, Inc	43,262
31,205	*	Sanmina-SCI Corp	56,793
2,226		Teleflex, Inc	140,260
25,770	*	Tellabs, Inc	168,536

TIAA-CREF INSTITUTIONAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
31,128		Tyco Electronics Ltd	$1,155,783
9,107	*	Vishay Intertechnology, Inc	103,911
1,435	e	Whirlpool Corp	117,139
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,210,031

ENGINEERING AND MANAGEMENT SERVICES - 0.18%
2,589	*	Hewitt Associates, Inc (Class A)	99,133
10,745	*	KBR, Inc	416,906
1,000		Quest Diagnostics, Inc	52,900
450	e*	Shaw Group, Inc	27,198
3,706	e*	URS Corp	201,347
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	797,484

FABRICATED METAL PRODUCTS - 0.48%
459	*	Alliant Techsystems, Inc	52,216
7,302		Commercial Metals Co	215,044
3,097		Crane Co	132,861
7,850		Illinois Tool Works, Inc	420,289
10,778		Parker Hannifin Corp	811,691
6,286	e	Pentair, Inc	218,816
3,424		Snap-On, Inc	165,174
3,567		Stanley Works	172,928
		TOTAL FABRICATED METAL PRODUCTS	2,189,019

FOOD AND KINDRED PRODUCTS - 3.55%
17,706		Anheuser-Busch Cos, Inc	926,732
41,005		Archer Daniels Midland Co	1,903,862
7,622		Bunge Ltd	887,277
6,097		Campbell Soup Co	217,846
49,401		Coca-Cola Co	3,031,739
19,430		Coca-Cola Enterprises, Inc	505,763
31,287		ConAgra Foods, Inc	744,318
12,029	*	Constellation Brands, Inc (Class A)	284,366
4,881	e	Corn Products International, Inc	179,377
11,654		Del Monte Foods Co	110,247
18,641		General Mills, Inc	1,062,537
9,384		H.J. Heinz Co	438,045
3,375		Hershey Co	132,975
4,639	e	Hormel Foods Corp	187,787
3,447		J.M. Smucker Co	177,314
5,181		Kellogg Co	271,640
101,097		Kraft Foods, Inc (Class A)	3,298,795
2,648		McCormick & Co, Inc	100,386
6,764		Molson Coors Brewing Co (Class B)	349,158
6,535		Pepsi Bottling Group, Inc	257,871
3,494	e	PepsiAmericas, Inc	116,420
21,276		Sara Lee Corp	341,693
6,998	e*	Smithfield Foods, Inc	202,382
16,409		Tyson Foods, Inc (Class A)	251,550
1,906		Wrigley (Wm.) Jr Co	111,596
		TOTAL FOOD AND KINDRED PRODUCTS	16,091,676

FOOD STORES - 0.42%
16,175		Kroger Co	432,034
27,720		Safeway, Inc	948,301
13,423		Supervalu, Inc	503,631
		TOTAL FOOD STORES	1,883,966

TIAA-CREF INSTITUTIONAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
FORESTRY - 0.27%
4,492		Rayonier, Inc	$212,202
13,587		Weyerhaeuser Co	1,001,905
		TOTAL FORESTRY	1,214,107

FURNITURE AND FIXTURES - 0.25%
3,261	e	Hillenbrand Industries, Inc	181,736
7,564		Johnson Controls, Inc	272,607
10,366	e	Leggett & Platt, Inc	180,783
22,120	e	Masco Corp	478,013
		TOTAL FURNITURE AND FIXTURES	1,113,139

FURNITURE AND HOMEFURNISHINGS STORES - 0.06%
5,418	e	Circuit City Stores, Inc	22,756
3,440	*	Mohawk Industries, Inc	255,936
797	e	Steelcase, Inc (Class A)	12,648
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	291,340

GENERAL BUILDING CONTRACTORS - 0.27%
7,986	e	Centex Corp	201,726
20,187		DR Horton, Inc	265,863
5,113	e	KB Home	110,441
8,492		Lennar Corp (Class A)	151,922
1,904	e	MDC Holdings, Inc	70,696
146	e*	NVR, Inc	76,504
9,192	e	Pulte Homes, Inc	96,884
3,290		Ryland Group, Inc	90,640
8,049	e*	Toll Brothers, Inc	161,463
		TOTAL GENERAL BUILDING CONTRACTORS	1,226,139

GENERAL MERCHANDISE STORES - 0.77%
4,097	*	BJ's Wholesale Club, Inc	138,602
8,659		Costco Wholesale Corp	604,052
3,810	e	Dillard's, Inc (Class A)	71,552
27,532		Macy's, Inc	712,253
1,101	e	Saks, Inc	22,857
40,403		Wal-Mart Stores, Inc	1,920,355
		TOTAL GENERAL MERCHANDISE STORES	3,469,671

HEALTH SERVICES - 0.65%
6,294	e	AmerisourceBergen Corp	282,412
1,987	e	Brookdale Senior Living, Inc	56,451
5,497	e*	Community Health Systems, Inc	202,619
900	*	Coventry Health Care, Inc	53,325
15,489	e	Health Management Associates, Inc (Class A)	92,624
4,122	*	LifePoint Hospitals, Inc	122,588
1,698		McKesson Corp	111,236
6,585	e	Omnicare, Inc	150,204
6,789	e*	Tenet Healthcare Corp	34,488
2,213		Universal Health Services, Inc (Class B)	113,306
19,728	*	WellPoint, Inc	1,730,737
		TOTAL HEALTH SERVICES	2,949,990

HOLDING AND OTHER INVESTMENT OFFICES - 4.27%
9,700	e	Allied Capital Corp	208,550
6,232		AMB Property Corp	358,714

TIAA-CREF INSTITUTIONAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
25,400	e	Annaly Mortgage Management, Inc	$461,772
5,583	e	Apartment Investment & Management Co (Class A)	193,898
4,830		AvalonBay Communities, Inc	454,696
6,535		Boston Properties, Inc	599,978
5,500		Brandywine Realty Trust	98,615
3,471	e	BRE Properties, Inc (Class A)	140,680
3,529	e	Camden Property Trust	169,921
4,231	e	CBL & Associates Properties, Inc	101,163
2,949		Colonial Properties Trust	66,736
7,622		Developers Diversified Realty Corp	291,846
6,600	e	Douglas Emmett, Inc	149,226
2,135		Duke Realty Corp	55,681
17,677		Equity Residential	644,680
894	e	Essex Property Trust, Inc	87,156
1,705	e	Federal Realty Investment Trust	140,066
6,119		General Growth Properties, Inc	251,980
12,522		HCP, Inc	435,515
4,507		Health Care REIT, Inc	201,418
5,820	e	Hospitality Properties Trust	187,520
32,619		Host Marriott Corp	555,828
14,403		HRPT Properties Trust	111,335
110,717		iShares Russell 1000 Value Index Fund	8,885,039
7,989	e	iStar Financial, Inc	208,113
13,437		Kimco Realty Corp	489,107
5,982	e	Liberty Property Trust	172,341
4,044	e	Mack-Cali Realty Corp	137,496
10,221		Plum Creek Timber Co, Inc	470,575
1,797		Prologis	113,894
7,130		Public Storage, Inc	523,413
4,235	e	Regency Centers Corp	273,115
6,073		Simon Property Group, Inc	527,501
3,643	e	SL Green Realty Corp	340,475
1,548	e	Taubman Centers, Inc	76,146
9,417		Thornburg Mortgage, Inc	87,013
17,886	e	Virgin Media, Inc	306,566
8,517		Vornado Realty Trust	749,070
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	19,326,838

HOTELS AND OTHER LODGING PLACES - 0.06%
500	e	Orient-Express Hotels Ltd (Class A)	28,760
10,629		Wyndham Worldwide Corp	250,419
		TOTAL HOTELS AND OTHER LODGING PLACES	279,179

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.54%
2,177	e*	AGCO Corp	147,992
1,781		Black & Decker Corp	124,047
2,714	e	Carlisle Cos, Inc	100,499
26,476		Deere & Co	2,465,445
8,657		Dover Corp	399,001
418		Flowserve Corp	40,212
3,664	*	Gardner Denver, Inc	120,912
575,806	d	General Electric Co	21,345,128
16,142		Ingersoll-Rand Co Ltd (Class A)	750,119
17,522		International Business Machines Corp	1,894,128
3,815		Jabil Circuit, Inc	58,255
1,950		Kennametal, Inc	73,827
3,721	e	Lennox International, Inc	154,124

TIAA-CREF INSTITUTIONAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,417	*	Lexmark International, Inc (Class A)	$84,257
761		Pall Corp	30,684
5,588	*	SanDisk Corp	185,354
21,407		Seagate Technology, Inc	545,879
3,330		SPX Corp	342,491
9,959	*	Teradata Corp	272,976
6,040	e	Timken Co	198,414
9,529	e*	Western Digital Corp	287,871
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	29,621,615

INSTRUMENTS AND RELATED PRODUCTS - 2.96%
8,917		Applera Corp (Applied Biosystems Group)	302,465
883		Beckman Coulter, Inc	64,282
83,455	*	Boston Scientific Corp	970,582
1,573	e	Cooper Cos, Inc	59,774
31,028		Covidien Ltd	1,374,230
2,325		DRS Technologies, Inc	126,178
18,348	e	Eastman Kodak Co	401,271
8,543		Emerson Electric Co	484,046
113,845		Johnson & Johnson	7,593,462
5,926		PerkinElmer, Inc	154,195
2,234		Pitney Bowes, Inc	84,981
5,561	*	Teradyne, Inc	57,501
13,299	*	Thermo Electron Corp	767,086
58,773		Xerox Corp	951,535
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	13,391,588

INSURANCE AGENTS, BROKERS AND SERVICE - 0.87%
18,360		AON Corp	875,588
4,747	e	Gallagher (Arthur J.) & Co	114,830
19,908		Hartford Financial Services Group, Inc	1,735,779
33,615		Marsh & McLennan Cos, Inc	889,789
610		White Mountains Insurance Group Ltd	313,571
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,929,557

INSURANCE CARRIERS - 7.18%
19,539	e	ACE Ltd	1,207,119
6,320		Aetna, Inc	364,854
2,699		Aflac, Inc	169,038
344	*	Alleghany Corp	138,288
3,785		Allied World Assurance Holdings Ltd	189,893
35,966		Allstate Corp	1,878,504
6,220	e	Ambac Financial Group, Inc	160,289
4,877		American Financial Group, Inc	140,848
131,092		American International Group, Inc	7,642,664
1,044		American National Insurance Co	126,575
3,148	*	Arch Capital Group Ltd	221,462
7,752		Assurant, Inc	518,609
9,806	e	Axis Capital Holdings Ltd	382,140
25,314		Chubb Corp	1,381,638
10,536		Cincinnati Financial Corp	416,593
1,657	e	CNA Financial Corp	55,874
11,023	e*	Conseco, Inc	138,449
3,287	e	Endurance Specialty Holdings Ltd	137,167
2,827	e	Erie Indemnity Co (Class A)	146,693
3,836		Everest Re Group Ltd	385,134
13,945	e	Fidelity National Title Group, Inc (Class A)	203,736

TIAA-CREF INSTITUTIONAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,677	e	First American Corp	$193,699
27,438		Genworth Financial, Inc (Class A)	698,297
2,717		Hanover Insurance Group, Inc	124,439
3,784	e	HCC Insurance Holdings, Inc	108,525
10,458		Leucadia National Corp	492,572
16,959		Lincoln National Corp	987,353
27,279		Loews Corp	1,373,225
697	*	Markel Corp	342,297
8,325	e	MBIA, Inc	155,095
1,689	e	Mercury General Corp	84,129
29,802		Metlife, Inc	1,836,399
4,930	e	MGIC Investment Corp	110,580
2,963		Nationwide Financial Services, Inc (Class A)	133,365
14,077	e	Old Republic International Corp	216,927
1,774	e	OneBeacon Insurance Group Ltd	38,141
2,629		PartnerRe Ltd	216,971
646	*	Philadelphia Consolidated Holding Co	25,420
5,373	e	PMI Group, Inc	71,353
15,927		Principal Financial Group	1,096,415
44,907	*	Progressive Corp	860,418
4,467		Protective Life Corp	183,236
22,065		Prudential Financial, Inc	2,052,928
6,584	e	Radian Group, Inc	76,901
1,978	e	Reinsurance Group Of America, Inc	103,805
4,446	e	RenaissanceRe Holdings Ltd	267,827
6,156		Safeco Corp	342,766
3,182		Stancorp Financial Group, Inc	160,309
6,148		Torchmark Corp	372,138
999		Transatlantic Holdings, Inc	72,597
41,820		Travelers Cos, Inc	2,249,916
2,766	e	Unitrin, Inc	132,740
22,826		UnumProvident Corp	543,031
7,676		W.R. Berkley Corp	228,822
126	e	Wesco Financial Corp	51,282
10,390		XL Capital Ltd (Class A)	522,721
		TOTAL INSURANCE CARRIERS	32,532,206

LUMBER AND WOOD PRODUCTS - 0.02%
5,971	e	Louisiana-Pacific Corp	81,683
		TOTAL LUMBER AND WOOD PRODUCTS	81,683

METAL MINING - 0.27%
4,381		Freeport-McMoRan Copper & Gold, Inc (Class B)	448,790
15,510		Newmont Mining Corp	757,353
		TOTAL METAL MINING	1,206,143

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.52%
1,092	e*	Armstrong World Industries, Inc	43,800
9,592		Fortune Brands, Inc	694,077
5,911		Hasbro, Inc	151,203
13,058		Mattel, Inc	248,624
31,028		Tyco International Ltd	1,230,260
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,367,964

MISCELLANEOUS RETAIL - 0.54%
3,076		Barnes & Noble, Inc	105,968
43,093		CVS Corp	1,712,947

TIAA-CREF INSTITUTIONAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,371		OfficeMax, Inc	$48,985
40,754	e*	Rite Aid Corp	113,704
4,716	e*	Sears Holdings Corp	481,268
		TOTAL MISCELLANEOUS RETAIL	2,462,872

MOTION PICTURES - 1.24%
37,870		CBS Corp (Class B)	1,031,958
7,920	*	Discovery Holding Co (Class A)	199,109
682	*	DreamWorks Animation SKG, Inc (Class A)	17,418
48,318		News Corp (Class A)	990,036
1,000	e	Regal Entertainment Group (Class A)	18,070
202,392		Time Warner, Inc	3,341,492
		TOTAL MOTION PICTURES	5,598,083

NONDEPOSITORY INSTITUTIONS - 1.36%
11,406	e	American Capital Strategies Ltd	375,942
8,581	e*	AmeriCredit Corp	109,751
24,562		Capital One Financial Corp	1,160,800
4,177		CapitalSource, Inc	73,473
12,133		CIT Group, Inc	291,556
36,757		Countrywide Financial Corp	328,614
29,061		Discover Financial Services	438,240
61,074		Fannie Mae	2,441,739
25,088		Freddie Mac	854,748
2,157	*	Guaranty Financial Group, Inc	34,517
382	e	Student Loan Corp	42,020
		TOTAL NONDEPOSITORY INSTITUTIONS	6,151,400

OIL AND GAS EXTRACTION - 1.10%
29,169		Anadarko Petroleum Corp	1,916,112
12,161	e	Chesapeake Energy Corp	476,711
5,598	e	Cimarex Energy Co	238,083
1,400	e*	Continental Resources, Inc	36,582
609		ENSCO International, Inc	36,309
1,612	e	Equitable Resources, Inc	85,887
4,808	e*	Forest Oil Corp	244,439
1,033	e*	Helix Energy Solutions Group, Inc	42,870
6,811	e	Helmerich & Payne, Inc	272,917
1,865	*	Nabors Industries Ltd	51,082
9,681	e	Patterson-UTI Energy, Inc	188,973
7,839	e	Pioneer Natural Resources Co	382,857
7,137	*	Plains Exploration & Production Co	385,398
2,815	*	Pride International, Inc	95,429
1,706		Rowan Cos, Inc	67,319
1,723	e*	SEACOR Holdings, Inc	159,791
3,988	e	St. Mary Land & Exploration Co	153,977
1,325	e	Tidewater, Inc	72,690
982	*	Unit Corp	45,418
900	e	W&T Offshore, Inc	26,964
		TOTAL OIL AND GAS EXTRACTION	4,979,808

PAPER AND ALLIED PRODUCTS - 0.68%
6,566		Bemis Co	179,777
15,006	e*	Domtar Corporation	115,396
27,086		International Paper Co	877,045
14,815		Kimberly-Clark Corp	1,027,272
11,417		MeadWestvaco Corp	357,352

TIAA-CREF INSTITUTIONAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
16,758	*	Smurfit-Stone Container Corp	$176,964
6,028		Sonoco Products Co	196,995
6,472	e	Temple-Inland, Inc	134,941
		TOTAL PAPER AND ALLIED PRODUCTS	3,065,742

PERSONAL SERVICES - 0.07%
1,697		Cintas Corp	57,053
17,548	e	Service Corp International	246,549
		TOTAL PERSONAL SERVICES	303,602

PETROLEUM AND COAL PRODUCTS - 14.52%
20,738		Apache Corp	2,230,165
3,417		Ashland, Inc	162,068
135,217		Chevron Corp	12,619,803
102,896		ConocoPhillips	9,085,717
27,912		Devon Energy Corp	2,481,656
15,238		EOG Resources, Inc	1,359,992
282,118		Exxon Mobil Corp	26,431,635
3,259		Frontier Oil Corp	132,250
17,428		Hess Corp	1,757,788
45,203		Marathon Oil Corp	2,751,055
11,731		Murphy Oil Corp	995,258
8,060	*	Newfield Exploration Co	424,762
9,303		Noble Energy, Inc	739,775
52,380		Occidental Petroleum Corp	4,032,736
900	*	SandRidge Energy, Inc	32,274
7,385		Valero Energy Corp	517,172
994	e	Western Refining, Inc	24,065
		TOTAL PETROLEUM AND COAL PRODUCTS	65,778,171

PIPELINES, EXCEPT NATURAL GAS - 0.23%
39,524		Spectra Energy Corp	1,020,510
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,020,510

PRIMARY METAL INDUSTRIES - 0.94%
54,554		Alcoa, Inc	1,993,949
1,466	e	Carpenter Technology Corp	110,199
2,551	e	Hubbell, Inc (Class B)	131,632
14,591		Nucor Corp	864,079
4,023	e	Steel Dynamics, Inc	239,650
7,423		United States Steel Corp	897,515
		TOTAL PRIMARY METAL INDUSTRIES	4,237,024

PRINTING AND PUBLISHING - 0.44%
5,438	e	EW Scripps Co (Class A)	244,764
14,839		Gannett Co, Inc	578,721
900	e	Harte-Hanks, Inc	15,570
3,100	e	McClatchy Co (Class A)	38,812
6,970	e	New York Times Co (Class A)	122,184
4,182	e	R.H. Donnelley Corp	152,559
13,920		R.R. Donnelley & Sons Co	525,341
403	e	Washington Post Co (Class B)	318,946
		TOTAL PRINTING AND PUBLISHING	1,996,897

RAILROAD TRANSPORTATION - 0.57%
1,135		Burlington Northern Santa Fe Corp	94,466
22,791		CSX Corp	1,002,348

TIAA-CREF INSTITUTIONAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,763	*	Kansas City Southern Industries, Inc	$60,524
12,286		Norfolk Southern Corp	619,706
6,494		Union Pacific Corp	815,776
		TOTAL RAILROAD TRANSPORTATION	2,592,820

REAL ESTATE - 0.01%
2,157	*	Forestar Real Estate Group, Inc	50,891
		TOTAL REAL ESTATE	50,891

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.09%
8,545		Newell Rubbermaid, Inc	221,145
8,589		Sealed Air Corp	198,749
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	419,894

SECURITY AND COMMODITY BROKERS - 3.05%
14,827		Ameriprise Financial, Inc	817,116
7,487	e	Bear Stearns Cos, Inc	660,728
1,737	e	BlackRock, Inc	376,582
21,017	e*	E*Trade Financial Corp	74,610
14,351		Goldman Sachs Group, Inc	3,086,183
4,700		Invesco Ltd	147,486
2,515		Janus Capital Group, Inc	82,618
7,237	e	Jefferies Group, Inc	166,813
4,637		Legg Mason, Inc	339,197
33,418		Lehman Brothers Holdings, Inc	2,186,874
41,339		Merrill Lynch & Co, Inc	2,219,078
2,600	e*	MF Global Ltd	81,822
62,322		Morgan Stanley	3,309,921
1,266	*	Nasdaq Stock Market, Inc	62,654
5,568	e	Raymond James Financial, Inc	181,851
		TOTAL SECURITY AND COMMODITY BROKERS	13,793,533

STONE, CLAY, AND GLASS PRODUCTS - 0.13%
2,882		3M Co	243,010
6,748	e*	Owens Corning, Inc	136,445
600	*	Owens-Illinois, Inc	29,700
4,984	e*	USG Corp	178,377
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	587,532

TOBACCO PRODUCTS - 1.21%
56,610		Altria Group, Inc	4,278,584
2,770	e	Loews Corp (Carolina Group)	236,281
10,825		Reynolds American, Inc	714,017
4,727		UST, Inc	259,040
		TOTAL TOBACCO PRODUCTS	5,487,922

TRANSPORTATION BY AIR - 0.22%
3,173		FedEx Corp	282,936
6,046	*	Northwest Airlines Corp	87,727
36,326		Southwest Airlines Co	443,177
3,133	e	UAL Corp	111,723
5,227	e*	US Airways Group, Inc	76,889
		TOTAL TRANSPORTATION BY AIR	1,002,452

TRANSPORTATION EQUIPMENT - 2.04%
1,817	e	Autoliv, Inc	95,774
5,332	e	Brunswick Corp	90,911

TIAA-CREF INSTITUTIONAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
126,669	e*	Ford Motor Co	$852,482
21,814		General Dynamics Corp	1,941,228
30,263		General Motors Corp	753,246
10,536		Genuine Parts Co	487,817
9,704		ITT Industries, Inc	640,852
20,361		Northrop Grumman Corp	1,601,189
13,322		Raytheon Co	808,645
1,700	*	Spirit Aerosystems Holdings, Inc (Class A)	58,650
940	e	Trinity Industries, Inc	26,094
3,147	e*	TRW Automotive Holdings Corp	65,772
24,284		United Technologies Corp	1,858,697
		TOTAL TRANSPORTATION EQUIPMENT	9,281,357

TRANSPORTATION SERVICES - 0.01%
1,668	e	GATX Corp	61,182
		TOTAL TRANSPORTATION SERVICES	61,182

TRUCKING AND WAREHOUSING - 0.02%
500	e	Con-way, Inc	20,770
3,634	e*	YRC Worldwide, Inc	62,105
		TOTAL TRUCKING AND WAREHOUSING	82,875

WATER TRANSPORTATION - 0.33%
2,599	e	Alexander & Baldwin, Inc	134,264
16,071		Carnival Corp	714,999
2,230	e	Overseas Shipholding Group, Inc	165,979
8,153	e	Royal Caribbean Cruises Ltd	346,013
2,655	e	Teekay Corp	141,273
		TOTAL WATER TRANSPORTATION	1,502,528

WHOLESALE TRADE-DURABLE GOODS - 0.22%
3,571	e*	Arrow Electronics, Inc	140,269
5,742	e	BorgWarner, Inc	277,970
9,133	*	Ingram Micro, Inc (Class A)	164,759
3,853		Reliance Steel & Aluminum Co	208,833
3,110	*	Tech Data Corp	117,309
1,001		W.W. Grainger, Inc	87,608
		TOTAL WHOLESALE TRADE-DURABLE GOODS	996,748

WHOLESALE TRADE-NONDURABLE GOODS - 0.11%
196		Airgas, Inc	10,214
1,487		Brown-Forman Corp (Class B)	110,202
7,653		Dean Foods Co	197,907
9,281	e	Idearc, Inc	162,970
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	481,293

		TOTAL COMMON STOCKS	450,168,947
		(Cost $434,623,803)
PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 1.22%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.73%
$ 3,320,000		Federal Home Loan Bank (FHLB), 01/02/08	3,320,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	3,320,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.49%
2,216,641		State Street Navigator Securities Lending Prime Portfolio	2,216,641

TIAA-CREF INSTITUTIONAL FUNDS - Large-Cap Value Index Fund

		VALUE
	TOTAL SHORT-TERM INVESTMENTS	$5,536,641
	(Cost $5,536,341)

	TOTAL PORTFOLIO - 100.60%
	(Cost $440,160,144)	455,705,588
	OTHER ASSETS & LIABILITIES, NET - (0.60)%	(2,704,910)

	NET ASSETS - 100.00%	$453,000,678

	ABBREVIATION:
	ADR - American Depositary Receipt

*	Non-income producing
**	Percentage less than 0.01%
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $255,782.
e	All or a portion of these securities are out on loan.

	At December 31, 2007, the unrealized appreciation on investments was $15,545,444, consisting of
	gross unrealized appreciation of $ 59,611,801 and gross unrealized depreciation of $44,066,357.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.44%

AGRICULTURAL PRODUCTION-CROPS - 0.00% **
2,765	e*	Chiquita Brands International, Inc	$50,848
		TOTAL AGRICULTURAL PRODUCTION-CROPS	50,848

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
954	e*	Cal-Maine Foods, Inc	25,310
2,719	e*	Pilgrim's Pride Corp	78,715
25		Seaboard Corp	36,750
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	140,775

AGRICULTURAL SERVICES - 0.00% **
864	e*	Cadiz, Inc	18,144
		TOTAL AGRICULTURAL SERVICES	18,144

AMUSEMENT AND RECREATION SERVICES - 0.66%
21,608	*	Activision, Inc	641,758
4,307	e*	Bally Technologies, Inc	214,144
689		Churchill Downs, Inc	37,185
736	e*	Dover Downs Gaming & Entertainment, Inc	8,280
14,034		Harrah's Entertainment, Inc	1,245,518
3,080		International Speedway Corp (Class A)	126,834
1,550	*	Lakes Entertainment, Inc	10,741
2,221	*	Leapfrog Enterprises, Inc	14,947
2,381	*	Life Time Fitness, Inc	118,288
4,383	e*	Live Nation, Inc	63,641
2,758	*	Magna Entertainment Corp	2,675
3,600	e*	Marvel Entertainment, Inc	96,156
1,925	e*	MTR Gaming Group, Inc	13,071
2,299	e*	Multimedia Games, Inc	19,174
5,447	*	Penn National Gaming, Inc	324,369
4,610	e*	Pinnacle Entertainment, Inc	108,612
5,973	e*	Six Flags, Inc	12,125
1,544		Speedway Motorsports, Inc	47,988
1,184	*	Town Sports International Holdings, Inc	11,319
152,838		Walt Disney Co	4,933,611
3,298	e*	Warner Music Group Corp	19,986
4,672	e*	Westwood One, Inc	9,297
2,932	e*	WMS Industries, Inc	107,428
1,665	e*	World Wrestling Entertainment, Inc	24,575
		TOTAL AMUSEMENT AND RECREATION SERVICES	8,211,722

APPAREL AND ACCESSORY STORES - 0.53%
6,870		Abercrombie & Fitch Co (Class A)	549,394
5,827	*	Aeropostale, Inc	154,416
14,212	e*	American Eagle Outfitters, Inc	295,183
5,041	*	AnnTaylor Stores Corp	128,848

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,948	e*	Bebe Stores, Inc	$25,051
2,831		Brown Shoe Co, Inc	42,946
840		Buckle, Inc	27,720
793	*	Cache, Inc	7,407
4,241	*	Carter's, Inc	82,063
2,133	e*	Casual Male Retail Group, Inc	11,049
2,314	e*	Cato Corp (Class A)	36,237
2,203	e*	Charlotte Russe Holding, Inc	35,578
8,725	e*	Charming Shoppes, Inc	47,202
12,867	*	Chico's FAS, Inc	116,189
2,537	e*	Children's Place Retail Stores, Inc	65,784
2,342	e*	Christopher & Banks Corp	26,816
1,134	e*	Citi Trends, Inc	17,509
4,864	e*	Collective Brands, Inc	84,585
4,020	e*	Dress Barn, Inc	50,290
1,121	e*	DSW, Inc (Class A)	21,030
2,240	*	Eddie Bauer Holdings, Inc	14,224
7,472	*	Finish Line, Inc (Class A)	18,082
11,482		Foot Locker, Inc	156,844
44,935		Gap, Inc	956,217
7,460	e*	Hanesbrands, Inc	202,688
3,079	*	HOT Topic, Inc	17,920
3,580	e*	J Crew Group, Inc	172,592
1,794	e*	Jo-Ann Stores, Inc	23,466
1,448	e*	JOS A Bank Clothiers, Inc	41,196
24,800	*	Kohl's Corp	1,135,840
25,776	e*	Limited Brands, Inc	487,940
3,344	*	New York & Co, Inc	21,335
19,308	e*	Nordstrom, Inc	709,183
5,259	e*	Pacific Sunwear Of California, Inc	74,204
10,114		Ross Stores, Inc	258,615
407	e*	Shoe Carnival, Inc	5,743
3,326		Stage Stores, Inc	49,225
312	e*	Syms Corp	4,711
1,535	e*	Talbots, Inc	18,144
2,198	*	Tween Brands, Inc	58,203
2,066	e*	Under Armour, Inc (Class A)	90,222
8,694	*	Urban Outfitters, Inc	236,998
11,688	*	Wet Seal, Inc (Class A)	27,233
		TOTAL APPAREL AND ACCESSORY STORES	6,606,122

APPAREL AND OTHER TEXTILE PRODUCTS - 0.15%
1,043	e*	Columbia Sportswear Co	45,986
963	*	G-III Apparel Group Ltd	14,223
3,935		Guess ?, Inc	149,097
2,631	*	Gymboree Corp	80,140
8,003		Jones Apparel Group, Inc	127,968
1,667	e*	Kellwood Co	27,739
8,804	e*	Liz Claiborne, Inc	179,161
1,000	e*	Lululemon Athletica, Inc	47,370
3,070	e*	Maidenform Brands, Inc	41,537
4,060		Phillips-Van Heusen Corp	149,652
4,795	e*	Polo Ralph Lauren Corp	296,283
8,850	*	Quiksilver, Inc	75,933

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,354	e*	True Religion Apparel, Inc	$50,258
6,592		VF Corp	452,607
3,472	*	Warnaco Group, Inc	120,826
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,858,780

AUTO REPAIR, SERVICES AND PARKING - 0.08%
741	e*	Amerco, Inc	48,669
2,651	e*	Dollar Thrifty Automotive Group, Inc	62,775
10,638	e*	Exide Technologies	85,104
24,194	*	Hertz Global Holdings, Inc	384,443
1,441	e*	Midas, Inc	21,125
1,021		Monro Muffler, Inc	19,899
4,995		Ryder System, Inc	234,815
216	*	Standard Parking Corp	10,474
3,275	*	Wright Express Corp	116,230
		TOTAL AUTO REPAIR, SERVICES AND PARKING	983,534

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
7,687		Advance Auto Parts	292,029
1,878		Asbury Automotive Group, Inc	28,264
11,455	e*	Autonation, Inc	179,385
3,618	*	Autozone, Inc	433,834
15,740	e*	Carmax, Inc	310,865
5,063	*	Copart, Inc	215,430
3,416	e*	CSK Auto Corp	17,114
1,014	e*	Lithia Motors, Inc (Class A)	13,922
810	e*	MarineMax, Inc	12,555
9,194	*	O'Reilly Automotive, Inc	298,161
3,796	e*	Penske Auto Group, Inc	66,278
2,029	e*	Rush Enterprises, Inc (Class A)	36,887
2,558		Sonic Automotive, Inc (Class A)	49,523
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,954,247

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.52%
1,177	e*	Builders FirstSource, Inc	8,498
4,698	e*	Central Garden and Pet Co (Class A)	25,181
9,356	e*	Fastenal Co	378,169
130,018		Home Depot, Inc	3,502,685
116,200		Lowe's Cos, Inc	2,628,444
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,542,977

BUSINESS SERVICES - 7.29%
26,226	*	3Com Corp	118,542
733	e*	3D Systems Corp	11,318
3,785	e*	Aaron Rents, Inc	72,823
3,028		ABM Industries, Inc	61,741
5,318	e*	Acacia Research (Acacia Technologies)	47,756
45,608		Accenture Ltd (Class A)	1,643,256
2,535	e*	ACI Worldwide, Inc	48,266
3,842	*	Actuate Corp	29,852
5,011		Acxiom Corp	58,779
2,262		Administaff, Inc	63,969
45,058	*	Adobe Systems, Inc	1,925,328
1,354	e*	Advent Software, Inc	73,251

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,319	*	Affiliated Computer Services, Inc (Class A)	$330,087
1,787	e*	Aircastle Ltd	47,052
12,816	*	Akamai Technologies, Inc	443,434
6,226	e*	Alliance Data Systems Corp	466,888
15,234	*	Amdocs Ltd	525,116
1,752	*	American Reprographics Co	28,873
3,535	*	AMN Healthcare Services, Inc	60,696
1,886	*	Ansoft Corp	48,753
5,613	*	Ansys, Inc	232,715
2,421	e*	Arbitron, Inc	100,641
7,125	e*	Ariba, Inc	79,444
7,511	*	Art Technology Group, Inc	32,448
5,821	*	Aspen Technology, Inc	94,417
1,465	e*	Asset Acceptance Capital Corp	15,251
500	e*	athenahealth, Inc	18,000
17,505	*	Autodesk, Inc	871,049
42,433		Automatic Data Processing, Inc	1,889,541
7,403	*	Avis Budget Group, Inc	96,239
4,038	*	Avocent Corp	94,126
659	e*	Bankrate, Inc	31,691
281	e*	Barrett Business Services	5,061
30,450	*	BEA Systems, Inc	480,501
14,716	e*	BearingPoint, Inc	41,646
2,964		Blackbaud, Inc	83,111
2,280	*	Blackboard, Inc	91,770
400	*	BladeLogic, Inc	11,828
2,420	*	Blue Coat Systems, Inc	79,545
15,886	*	BMC Software, Inc	566,177
5,914	e*	Borland Software Corp	17,801
761	*	Bottomline Technologies, Inc	10,654
4,433	e*	BPZ Energy, Inc	49,561
3,647		Brady Corp (Class A)	127,973
3,167		Brink's Co	189,197
31,109		CA, Inc	776,170
2,883	*	CACI International, Inc (Class A)	129,072
20,679	*	Cadence Design Systems, Inc	351,750
794	*	Capella Education Co	51,975
4,380	e*	CBIZ, Inc	42,968
4,790	e*	Cerner Corp	270,156
5,869	e*	ChoicePoint, Inc	213,749
2,094	*	Chordiant Software, Inc	17,904
3,178	*	Ciber, Inc	19,418
14,534	*	Citrix Systems, Inc	552,437
3,570	*	Clear Channel Outdoor Holdings, Inc (Class A)	98,746
4,278	*	CMGI, Inc	55,999
9,614	*	CNET Networks, Inc	87,872
4,660	*	Cogent Communications Group, Inc	110,489
3,986	e*	Cogent, Inc	44,444
2,865		Cognex Corp	57,730
21,548	*	Cognizant Technology Solutions Corp (Class A)	731,339
2,566	*	Commvault Systems, Inc	54,348
878		Compass Diversified Trust	13,082
1,662		Computer Programs & Systems, Inc	37,794
13,146	*	Computer Sciences Corp	650,333

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
22,836	*	Compuware Corp	$202,784
847	*	COMSYS IT Partners, Inc	13,366
3,532	*	Concur Technologies, Inc	127,894
10,212	*	Convergys Corp	168,090
1,168	e*	CoStar Group, Inc	55,188
3,313	*	CSG Systems International, Inc	48,767
4,387	*	Cybersource Corp	77,957
400	*	Data Domain, Inc	10,536
2,440	e*	DealerTrack Holdings, Inc	81,667
3,766		Deluxe Corp	123,864
2,984	e*	Digital River, Inc	98,681
1,040	*	DivX, Inc	14,560
1,220	*	Double-Take Software, Inc	26,498
4,410	*	DST Systems, Inc	364,046
1,700	*	DynCorp International, Inc (Class A)	45,696
9,238	*	Earthlink, Inc	65,313
88,076	*	eBay, Inc	2,923,242
3,244	*	Echelon Corp	66,956
4,098	*	Eclipsys Corp	103,720
1,211		Electro Rent Corp	17,983
24,088	*	Electronic Arts, Inc	1,406,980
38,243		Electronic Data Systems Corp	792,777
4,217	e*	Epicor Software Corp	49,676
1,373	*	EPIQ Systems, Inc	23,904
11,140	e*	Equifax, Inc	405,050
2,704	*	Equinix, Inc	273,293
1,940	e*	eSpeed, Inc (Class A)	21,922
7,422	e*	Evergreen Energy, Inc	16,551
1,660	e*	ExlService Holdings, Inc	38,313
15,085	*	Expedia, Inc	476,988
6,034	*	F5 Networks, Inc	172,090
3,326	e*	Factset Research Systems, Inc	185,258
4,520	e*	Fair Isaac Corp	145,318
1,951	e*	FalconStor Software, Inc	21,968
14,611		Fidelity National Information Services, Inc	607,671
12,865	*	Fiserv, Inc	713,879
1,148	*	Forrester Research, Inc	32,167
1,910		FTD Group, Inc	24,601
5,026	e*	Gartner, Inc	88,257
1,509	*	Gerber Scientific, Inc	16,297
3,732	e*	Getty Images, Inc	108,228
1,781	e*	Gevity HR, Inc	13,696
3,223	e*	Global Cash Access, Inc	19,531
1,260	e*	Global Sources Ltd	35,574
17,649	*	Google, Inc (Class A)	12,203,930
1,315	e*	H&E Equipment Services, Inc	24,827
3,916	e*	Healthcare Services Group	82,941
1,245		Heartland Payment Systems, Inc	33,366
1,765		Heidrick & Struggles International, Inc	65,499
12,545	e*	HLTH Corp	168,103
1,511	*	HMS Holdings Corp	50,180
2,798	*	Hudson Highland Group, Inc	23,531
3,858	e*	Hypercom Corp	19,213
989	e*	i2 Technologies, Inc	12,461

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
289	e*	ICT Group, Inc	$3,454
1,316	*	iGate Corp	11,146
2,299	*	IHS, Inc (Class A)	139,227
3,646	e*	Imergent, Inc	38,611
15,627		IMS Health, Inc	360,046
6,087	*	Informatica Corp	109,688
2,104	e*	Infospace, Inc	39,555
2,444		infoUSA, Inc	21,825
1,719	e*	Innerworkings, Inc	29,670
605	e*	Innovative Solutions & Support, Inc	5,862
859	e*	Integral Systems, Inc	19,980
3,678		Interactive Data Corp	121,411
955	*	Interactive Intelligence, Inc	25,164
3,444	e*	Internap Network Services Corp	28,689
2,383	*	Internet Capital Group, Inc	27,976
33,888	*	Interpublic Group of Cos, Inc	274,832
2,861	*	Interwoven, Inc	40,683
25,846	*	Intuit, Inc	816,992
1,969	*	inVentiv Health, Inc	60,960
3,293	e*	Ipass, Inc	13,370
14,464	*	Iron Mountain, Inc	535,457
6,226		Jack Henry & Associates, Inc	151,541
2,086	*	JDA Software Group, Inc	42,680
39,689	*	Juniper Networks, Inc	1,317,675
1,857		Kelly Services, Inc (Class A)	34,652
1,834	*	Kenexa Corp	35,616
1,118	*	Keynote Systems, Inc	15,708
2,364	*	Kforce, Inc	23,049
3,852	e*	Kinetic Concepts, Inc	206,313
1,958	e*	Knot, Inc	31,211
3,407	*	Korn/Ferry International	64,120
6,111	e*	Lamar Advertising Co (Class A)	293,756
8,318	*	Lawson Software, Inc	85,176
5,486	e*	Limelight Networks, Inc	37,799
3,580	e*	Lionbridge Technologies	12,709
1,100	*	Liquidity Services, Inc	14,190
2,668	*	LivePerson, Inc	14,247
1,043	*	LoJack Corp	17,533
2,806	*	Magma Design Automation, Inc	34,261
2,138	*	Manhattan Associates, Inc	56,358
6,649		Manpower, Inc	378,328
1,255	*	Mantech International Corp (Class A)	54,994
1,255	e*	Marchex, Inc (Class B)	13,629
6,145	e*	Mastercard, Inc (Class A)	1,322,404
12,562	*	McAfee, Inc	471,075
6,972	e*	Mentor Graphics Corp	75,158
630,565		Microsoft Corp	22,448,114
736	*	MicroStrategy, Inc (Class A)	69,994
3,645	e*	Midway Games, Inc	10,060
6,534	e*	MoneyGram International, Inc	100,428
9,796	*	Monster Worldwide, Inc	317,390
17,615	e*	Move, Inc	43,157
8,526	*	MPS Group, Inc	93,274
3,168	*	MSC.Software Corp	41,152

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,434	*	NAVTEQ Corp	$562,010
13,669	e*	NCR Corp	343,092
2,508	*	Ness Technologies, Inc	23,149
3,597	e*	NetFlix, Inc	95,752
1,911	*	Network Equipment Technologies, Inc	16,091
2,904		NIC, Inc	24,510
25,221	*	Novell, Inc	173,268
9,918	*	Nuance Communications, Inc	185,268
25,644		Omnicom Group, Inc	1,218,859
2,970	*	Omniture, Inc	98,871
1,748	e*	On Assignment, Inc	12,253
1,355	e*	Online Resources Corp	16,152
6,788	e*	OpenTV Corp (Class A)	8,960
297,499	*	Oracle Corp	6,717,527
2,839	*	Packeteer, Inc	17,488
10,318	*	Parametric Technology Corp	184,176
891	e*	PDF Solutions, Inc	8,028
613		Pegasystems, Inc	7,313
1,250	*	PeopleSupport, Inc	17,100
2,126	e*	Perficient, Inc	33,463
7,252	*	Perot Systems Corp (Class A)	97,902
4,418	*	Phase Forward, Inc	96,092
1,446	e*	Portfolio Recovery Associates, Inc	57,363
4,486	*	Premiere Global Services, Inc	66,617
2,801	*	Progress Software Corp	94,338
1,388		QAD, Inc	12,964
1,041	e*	Quality Systems, Inc	31,740
4,495	*	Quest Software, Inc	82,888
1,378	*	Radiant Systems, Inc	23,743
1,137	e*	Radisys Corp	15,236
4,430	e*	Raser Technologies, Inc	65,785
8,011	e*	RealNetworks, Inc	48,787
15,014	e*	Red Hat, Inc	312,892
612	e*	Renaissance Learning, Inc	8,568
5,338	*	Rent-A-Center, Inc	77,508
840	e*	RightNow Technologies, Inc	13,314
10,841		Robert Half International, Inc	293,141
4,417	e*	Rollins, Inc	84,806
1,529	e*	RSC Holdings, Inc	19,189
5,134	*	S1 Corp	37,478
7,443	*	Salesforce.com, Inc	466,602
5,380	*	Sapient Corp	47,398
5,132	e*	Secure Computing Corp	49,267
850	*	SI International, Inc	23,350
2,460	e*	Smith Micro Software, Inc	20,836
2,533	*	Sohu.com, Inc	138,099
4,133	*	SonicWALL, Inc	44,306
19,704	e*	Sonus Networks, Inc	114,874
4,868	e*	Sotheby's	185,471
4,940	*	Spherion Corp	35,963
1,267	e*	SPSS, Inc	45,498
3,686	*	SRA International, Inc (Class A)	108,553
1,182	e*	Stratasys, Inc	30,543
68,729	*	Sun Microsystems Inc	1,246,057

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,019	*	Sybase, Inc	$183,126
1,944	*	SYKES Enterprises, Inc	34,992
69,702	*	Symantec Corp	1,124,990
1,346	e*	Synchronoss Technologies, Inc	47,702
677	*	SYNNEX Corp	13,269
10,518	*	Synopsys, Inc	272,732
932	e*	Syntel, Inc	35,901
6,176	e*	Take-Two Interactive Software, Inc	113,947
1,294	e*	TAL International Group, Inc	29,464
1,175	*	Taleo Corp (Class A)	34,992
2,745	*	TeleTech Holdings, Inc	58,386
1,213	e*	TheStreet.com, Inc	19,311
5,002	e*	THQ, Inc	141,006
16,150	*	TIBCO Software, Inc	130,331
1,603		TNS, Inc	28,453
2,944	e*	Total System Services, Inc	82,432
1,236	e*	TradeStation Group, Inc	17,563
2,287	e*	Travelzoo, Inc	31,286
2,760	e*	Trizetto Group, Inc	47,941
3,536	*	TrueBlue, Inc	51,201
1,793	e*	Ultimate Software Group, Inc	56,426
26,675	*	Unisys Corp	126,173
5,489		United Online, Inc	64,880
6,707	*	United Rentals, Inc	123,140
6,896	*	Valueclick, Inc	151,022
2,516	e*	Vasco Data Security International	70,247
16,884	*	VeriSign, Inc	635,007
1,605		Viad Corp	50,686
1,973	*	Vignette Corp	28,826
2,914	*	Visual Sciences, Inc	53,851
2,920	e*	VMware, Inc (Class A)	248,171
941	*	Vocus, Inc	32,493
667	e*	Volt Information Sciences, Inc	12,179
39,970		Waste Management, Inc	1,305,820
302	e*	WebMD Health Corp (Class A)	12,403
2,968	e*	Websense, Inc	50,397
4,710	*	Wind River Systems, Inc	42,060
92,456	*	Yahoo!, Inc	2,150,526
		TOTAL BUSINESS SERVICES	91,020,969

CHEMICALS AND ALLIED PRODUCTS - 9.39%
118,625		Abbott Laboratories	6,660,794
474	*	Abraxis Bioscience, Inc	32,597
1,835	e*	Acadia Pharmaceuticals, Inc	20,313
3,194	e*	Acorda Therapeutics, Inc	70,140
2,780	*	Adams Respiratory Therapeutics, Inc	166,077
16,741		Air Products & Chemicals, Inc	1,651,165
1,838	*	Albany Molecular Research, Inc	26,430
6,280		Albemarle Corp	259,050
6,092		Alberto-Culver Co	149,498
2,641	*	Alexion Pharmaceuticals, Inc	198,154
1,440	e*	Alexza Pharmaceuticals, Inc	11,650
7,300	*	Alkermes, Inc	113,807
3,109	e*	Allos Therapeutics, Inc	19,556

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,382	e*	Alnylam Pharmaceuticals, Inc	$98,348
3,044	*	Alpharma, Inc (Class A)	61,337
1,038	e*	AMAG Pharmaceuticals, Inc	62,415
4,965	*	American Oriental Bioengineering, Inc	55,012
854		American Vanguard Corp	14,817
83,822	*	Amgen, Inc	3,892,694
1,899	e*	APP Pharmaceuticals, Inc	19,503
1,538		Arch Chemicals, Inc	56,521
4,430	*	Arena Pharmaceuticals, Inc	34,687
2,419	*	Arqule, Inc	14,030
3,457	e*	Array Biopharma, Inc	29,108
6,310	e*	Arrowhead Research Corp	23,852
2,059	*	Auxilium Pharmaceuticals, Inc	61,749
2,040	e*	Aventine Renewable Energy Holdings, Inc	26,030
8,743		Avery Dennison Corp	464,603
34,111		Avon Products, Inc	1,348,408
1,121	e*	Balchem Corp	25,088
8,389	*	Barr Pharmaceuticals, Inc	445,456
1,222	*	Bentley Pharmaceuticals, Inc	18,440
22,096	*	Biogen Idec, Inc	1,257,704
6,446	*	BioMarin Pharmaceuticals, Inc	228,188
780	e*	BioMimetic Therapeutics, Inc	13,548
3,228	e*	Bionovo, Inc	5,520
580	e*	Bradley Pharmaceuticals, Inc	11,426
151,507		Bristol-Myers Squibb Co	4,017,966
5,474		Cabot Corp	182,503
1,206	e*	Cadence Pharmaceuticals, Inc	17,921
4,732	e*	Calgon Carbon Corp	75,191
1,937		Cambrex Corp	16,232
1,195	*	Caraco Pharmaceutical Laboratories Ltd	20,494
10,279		Celanese Corp (Series A)	435,007
7,425	e*	Cell Genesys, Inc	17,077
4,889	e*	Cephalon, Inc	350,835
4,413		CF Industries Holdings, Inc	485,695
5,046	*	Charles River Laboratories International, Inc	332,027
1,668	*	Chattem, Inc	126,001
17,490		Chemtura Corp	136,422
5,483		Church & Dwight Co, Inc	296,466
10,934		Clorox Co	712,569
39,456		Colgate-Palmolive Co	3,075,990
3,870	*	Cubist Pharmaceuticals, Inc	79,374
3,964	*	Cypress Bioscience, Inc	43,723
3,635		Cytec Industries, Inc	223,843
1,097	*	Cytokinetics, Inc	5,189
6,379	e*	CytRx Corp	18,116
6,977	e*	Dendreon Corp	43,397
19,164	e*	Discovery Laboratories, Inc	41,202
73,422		Dow Chemical Co	2,894,295
71,256		Du Pont (E.I.) de Nemours & Co	3,141,677
7,981	e*	Durect Corp	51,318
6,557		Eastman Chemical Co	400,567
13,411		Ecolab, Inc	686,777
76,610		Eli Lilly & Co	4,090,208
1,375	*	Elizabeth Arden, Inc	27,981

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
12,051	*	Encysive Pharmaceuticals, Inc	$10,243
2,740	e*	Enzon Pharmaceuticals, Inc	26,112
8,606	e*	Estee Lauder Cos (Class A)	375,308
3,162		Ferro Corp	65,548
5,556		FMC Corp	303,080
24,852	*	Forest Laboratories, Inc	905,855
35,612	*	Genentech, Inc	2,388,497
4,893	*	GenVec, Inc	7,193
20,464	*	Genzyme Corp	1,523,340
2,729	e*	Georgia Gulf Corp	18,066
6,239	e*	Geron Corp	35,437
71,996	*	Gilead Sciences, Inc	3,312,536
1,380	e*	GTx, Inc	19,803
4,534		H.B. Fuller Co	101,788
4,685	e*	Halozyme Therapeutics, Inc	33,310
8,159		Hercules, Inc	157,877
12,344	*	Hospira, Inc	526,348
9,109	*	Human Genome Sciences, Inc	95,098
7,137		Huntsman Corp	183,421
1,955	e*	Idenix Pharmaceuticals, Inc	5,278
4,894	*	Idexx Laboratories, Inc	286,935
4,456	*	ImClone Systems, Inc	191,608
5,204	*	Immucor, Inc	176,884
3,142	*	Indevus Pharmaceuticals, Inc	21,837
1,522	e*	Innophos Holdings, Inc	22,647
1,454		Innospec, Inc	24,951
418	e*	Inter Parfums, Inc	7,511
2,057	e*	InterMune, Inc	27,420
7,280		International Flavors & Fragrances, Inc	350,386
4,975	e*	Inverness Medical Innovations, Inc	279,495
3,582	*	Invitrogen Corp	334,595
10,988	e*	Javelin Pharmaceuticals, Inc	41,095
1,096		Kaiser Aluminum Corp	87,110
2,764	e*	Keryx Biopharmaceuticals, Inc	23,218
17,886	*	King Pharmaceuticals, Inc	183,153
1,279		Koppers Holdings, Inc	55,304
227	e*	Kronos Worldwide, Inc	3,961
2,762	e*	KV Pharmaceutical Co (Class A)	78,827
1,531	*	Landec Corp	20,515
6,598	e*	Ligand Pharmaceuticals, Inc (Class B)	31,868
5,486		Lubrizol Corp	297,122
930	e*	Mannatech, Inc	5,877
3,013	e*	MannKind Corp	23,983
1,963	*	Martek Biosciences Corp	58,065
10,830	e*	Medarex, Inc	112,849
3,197	*	Medicines Co	61,255
4,145	e*	Medicis Pharmaceutical Corp (Class A)	107,646
1,542	e*	Medivation, Inc	22,205
167,082		Merck & Co, Inc	9,709,135
2,876		Meridian Bioscience, Inc	86,510
6,460	*	MGI Pharma, Inc	261,824
23,715	*	Millennium Pharmaceuticals, Inc	355,251
1,545		Minerals Technologies, Inc	103,438
3,507	e*	Minrad International, Inc	11,398

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,900	e*	Momenta Pharmaceuticals, Inc	$13,566
41,846		Monsanto Co	4,673,780
11,902	*	Mosaic Co	1,122,835
22,399	e*	Mylan Laboratories, Inc	314,930
13,166	*	Nabi Biopharmaceuticals	47,529
10,281		Nalco Holding Co	248,595
10,486	e*	Nastech Pharmaceutical Co, Inc	39,847
4,011	*	NBTY, Inc	109,901
2,863	e*	Neurocrine Biosciences, Inc	12,998
1,171		NewMarket Corp	65,213
465	e*	NL Industries, Inc	5,315
1,927	e*	Noven Pharmaceuticals, Inc	26,747
5,334		Olin Corp	103,106
2,185	*	OM Group, Inc	125,725
1,002	*	Omrix Biopharmaceuticals, Inc	34,809
3,999	e*	Onyx Pharmaceuticals, Inc	222,424
2,833	e*	OraSure Technologies, Inc	25,185
4,494	e*	OSI Pharmaceuticals, Inc	218,004
2,710	e*	Osiris Therapeutics, Inc	32,574
2,256	e*	Pacific Ethanol, Inc	18,522
2,404	*	Pain Therapeutics, Inc	25,482
2,342	e*	Par Pharmaceutical Cos, Inc	56,208
1,847	*	Parexel International Corp	89,210
8,778	e*	PDL BioPharma, Inc	153,791
1,388	*	Penwest Pharmaceuticals Co	8,120
6,178		Perrigo Co	216,292
1,235	e*	PetMed Express, Inc	14,944
541,085		Pfizer, Inc	12,298,862
1,967	*	PharMerica Corp	27,302
2,206	*	Pharmion Corp	138,669
5,644	*	PolyOne Corp	37,137
3,470	e*	Pozen, Inc	41,640
12,901		PPG Industries, Inc	906,037
24,504		Praxair, Inc	2,173,750
1,691	*	Prestige Brands Holdings, Inc	12,649
242,592		Procter & Gamble Co	17,811,105
1,531	*	Progenics Pharmaceuticals, Inc	27,665
167	*	Protalix BioTherapeutics, Inc	568
2,065	e*	Quidel Corp	40,205
15,023	*	Revlon, Inc (Class A)	17,727
2,779	*	Rockwood Holdings, Inc	92,318
11,000	e*	Rohm & Haas Co	583,770
9,617		RPM International, Inc	195,225
2,713	e*	Salix Pharmaceuticals Ltd	21,378
6,171	*	Santarus, Inc	16,970
124,685		Schering-Plough Corp	3,321,608
2,551	*	Sciele Pharma, Inc	52,168
3,192		Scotts Miracle-Gro Co (Class A)	119,445
3,555		Sensient Technologies Corp	100,535
7,776	*	Sepracor, Inc	204,120
8,519		Sherwin-Williams Co	494,443
10,172		Sigma-Aldrich Corp	555,391
3,270	*	Somaxon Pharmaceuticals, Inc	17,037
642		Stepan Co	20,884

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,950	e*	SuperGen, Inc	$10,768
989	e*	SurModics, Inc	53,673
2,496	e*	Tercica, Inc	16,923
2,795		Tronox, Inc (Class B)	24,177
3,450	e*	UAP Holding Corp	133,170
900	e*	Ulta Salon Cosmetics & Fragrance, Inc	15,435
1,681	*	United Therapeutics Corp	164,150
1,000	*	US BioEnergy Corp	11,710
1,120	e*	USANA Health Sciences, Inc	41,530
10,109	e*	USEC, Inc	90,981
6,593	e*	Valeant Pharmaceuticals International	78,918
7,746	e*	Valspar Corp	174,595
5,543	e*	Vanda Pharmaceuticals, Inc	38,136
6,446	*	VCA Antech, Inc	285,107
2,367	e*	Verasun Energy Corp	36,168
10,013	*	Vertex Pharmaceuticals, Inc	232,602
4,600	e*	Viropharma, Inc	36,524
1,000	e*	Visicu, Inc	11,870
6,606	e*	Warner Chilcott Ltd (Class A)	117,124
8,088	*	Watson Pharmaceuticals, Inc	219,508
2,076	e*	Westlake Chemical Corp	39,423
5,138	*	WR Grace & Co	134,513
103,580		Wyeth	4,577,200
1,559	*	Xenoport, Inc	87,117
9,644	*	XOMA Ltd	32,693
2,506	e*	Zymogenetics, Inc	29,245
		TOTAL CHEMICALS AND ALLIED PRODUCTS	117,301,314

COAL MINING - 0.25%
5,170	*	Alpha Natural Resources, Inc	167,922
10,396		Arch Coal, Inc	467,092
14,095		Consol Energy, Inc	1,008,074
9,945	e*	International Coal Group, Inc	53,305
6,055		Massey Energy Co	216,466
20,012		Peabody Energy Corp	1,233,540
		TOTAL COAL MINING	3,146,399

COMMUNICATIONS - 4.36%
2,568	e*	Alaska Communications Systems Group, Inc	38,520
32,114	*	American Tower Corp (Class A)	1,368,056
2,386	e*	Anixter International, Inc	148,576
474,669		AT&T, Inc	19,727,244
800		Atlantic Tele-Network, Inc	27,024
1,395	*	Audiovox Corp (Class A)	17,298
3,879	*	Brightpoint, Inc	59,581
16,121		Cablevision Systems Corp (Class A)	394,965
1,494	e*	Cbeyond Communications, Inc	58,251
1,116	e*	Centennial Communications Corp	10,368
2,487	*	Central European Media Enterprises Ltd (Class A)	288,442
8,617		CenturyTel, Inc	357,261
37,646	e*	Charter Communications, Inc (Class A)	44,046
16,481	*	Cincinnati Bell, Inc	78,285
15,267	e*	Citadel Broadcasting Corp	31,450
27,845		Citizens Communications Co	354,467

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
38,384		Clear Channel Communications, Inc	$1,325,016
1,676	e*	Clearwire Corp (Class A)	22,978
227,371	*	Comcast Corp (Class A)	4,151,794
1,800		Consolidated Communications Holdings, Inc	35,820
2,758	*	Cox Radio, Inc (Class A)	33,510
17,890	e*	Crown Castle International Corp	744,224
1,364	e*	Crown Media Holdings, Inc (Class A)	8,866
3,769	*	CTC Media, Inc	113,824
3,320	e*	Cumulus Media, Inc (Class A)	26,693
966	*	DG FastChannel,Inc	24,768
56,591	*	DIRECTV Group, Inc	1,308,384
15,864	*	EchoStar Communications Corp (Class A)	598,390
11,498		Embarq Corp	569,496
2,087	e*	Emmis Communications Corp (Class A)	8,035
2,549	e*	Entercom Communications Corp (Class A)	34,896
4,266	*	Entravision Communications Corp (Class A)	33,403
2,529	e*	Fairpoint Communications, Inc	32,928
8,070	e*	FiberTower Corp	18,400
523	*	Fisher Communications, Inc	19,853
11,950	*	Foundry Networks, Inc	209,364
3,128	*	General Communication, Inc (Class A)	27,370
1,280	*	GeoEye, Inc	43,072
3,324	e*	Global Crossing Ltd	73,294
5,861		Global Payments, Inc	272,654
1,429	e*	Globalstar, Inc	11,432
1,378	*	Golden Telecom, Inc	139,109
2,720		Gray Television, Inc	21,814
1,609	e*	Harris Stratex Networks, Inc (Class A)	26,870
2,451	e*	Hearst-Argyle Television, Inc	54,192
471	e*	Hughes Communications, Inc	25,721
13,577	*	IAC/InterActiveCorp	365,493
2,397	e*	Ibasis, Inc	12,297
7,585	e*	ICO Global Communications Holdings Ltd	24,120
3,466	e*	IDT Corp (Class B)	29,288
3,362	e*	Iowa Telecommunications Services, Inc	54,666
1,117		iPCS, Inc	40,201
4,182	e*	j2 Global Communications, Inc	88,533
1,886	e*	Knology, Inc	24,103
3,914	e*	Leap Wireless International, Inc	182,549
120,532	e*	Level 3 Communications, Inc	366,417
28,803	e*	Liberty Global, Inc (Class A)	1,128,790
10,037	*	Liberty Media Corp - Capital (Series A)	1,169,210
48,855	*	Liberty Media Holding Corp (Interactive A)	932,153
1,731	*	Lin TV Corp (Class A)	21,066
1,664	e*	Lodgenet Entertainment Corp	29,020
3,498	*	Mastec, Inc	35,575
3,808	e*	Mediacom Communications Corp (Class A)	17,479
4,193	*	MetroPCS Communications, Inc	81,554
6,087	*	NeuStar, Inc (Class A)	174,575
3,640	e*	Nexstar Broadcasting Group, Inc (Class A)	33,270
1,998	e*	Nextwave Wireless, Inc	10,749
13,204	*	NII Holdings, Inc	638,017
2,705	e*	North Pittsburgh Systems, Inc	61,376
2,620	e*	Novatel Wireless, Inc	42,444

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,038		NTELOS Holdings Corp	$60,508
2,310	*	Orbcomm, Inc	14,530
5,054	e*	PAETEC Holding Corp	49,277
121,108		Qwest Communications International, Inc	848,967
4,809	*	Radio One, Inc (Class D)	11,397
1,810		RCN Corp	28,218
790	e*	Rural Cellular Corp (Class A)	34,831
680		Salem Communications Corp (Class A)	4,481
2,031	e*	SAVVIS, Inc	56,685
7,949	*	SBA Communications Corp (Class A)	268,994
1,530		Shenandoah Telecom Co	36,689
2,967	e*	Sinclair Broadcast Group, Inc (Class A)	24,359
2,978	e*	Spanish Broadcasting System, Inc (Class A)	5,509
214,825		Sprint Nextel Corp	2,820,652
1,132	e*	SureWest Communications	19,357
910	e*	Switch & Data Facilities Co, Inc	14,578
3,097	*	Syniverse Holdings, Inc	48,251
8,085		Telephone & Data Systems, Inc	506,121
3,425	e*	Terremark Worldwide, Inc	22,262
11,188	*	Time Warner Cable, Inc (Class A)	308,789
5,517	e*	TiVo, Inc	46,012
1,359	*	US Cellular Corp	114,292
1,775		USA Mobility, Inc	25,383
223,173		Verizon Communications, Inc	9,750,428
2,100	*	Virgin Mobile USA, Inc	18,669
2,083	e*	Vonage Holdings Corp	4,791
38,551		Windstream Corp	501,934
22,044	*	XM Satellite Radio Holdings, Inc (Class A)	269,819
		TOTAL COMMUNICATIONS	54,498,732

DEPOSITORY INSTITUTIONS - 7.18%
847		1st Source Corp	14,662
1,610		Alabama National Bancorp	125,274
2,315	e*	Amcore Financial, Inc	52,551
674	e*	AmericanWest Bancorp	11,883
686	e*	Ameris Bancorp	11,559
1,394	e*	Anchor Bancorp Wisconsin, Inc	32,787
10,303	e*	Associated Banc-Corp	279,108
6,319		Astoria Financial Corp	147,043
744	e*	Bancfirst Corp	31,880
1,982		Banco Latinoamericano de Exportaciones S.A.	32,326
574	e*	Bancorp, Inc	7,726
6,191		Bancorpsouth, Inc	146,170
4,203		Bank Mutual Corp	44,426
342,463		Bank of America Corp	14,130,023
3,876		Bank of Hawaii Corp	198,219
87,332		Bank of New York Mellon Corp	4,258,308
932	e*	Bank of the Ozarks, Inc	24,418
3,114	e*	BankAtlantic Bancorp, Inc (Class A)	12,767
1,731	e*	BankFinancial Corp	27,384
2,392	e*	BankUnited Financial Corp (Class A)	16,505
932	e*	Banner Corp	26,776
42,396	e*	BB&T Corp	1,300,285
2,500	*	Beneficial Mutual Bancorp, Inc	24,300

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
402		Berkshire Hills Bancorp, Inc	$10,452
1,713		BOK Financial Corp	88,562
2,335		Boston Private Financial Holdings, Inc	63,232
4,247	e*	Brookline Bancorp, Inc	43,150
878	e*	Capital City Bank Group, Inc	24,777
640	e*	Capital Corp of the West	12,435
838		Capitol Bancorp Ltd	16,861
2,231	e*	Capitol Federal Financial	69,161
1,729	e*	Cascade Bancorp	24,068
416	e*	Cass Information Systems, Inc	13,899
4,114	e*	Cathay General Bancorp	108,980
3,680	e*	Centennial Bank Holdings, Inc	21,270
705	e*	Center Financial Corp	8,686
1,951		Central Pacific Financial Corp	36,015
1,721	e*	Chemical Financial Corp	40,943
3,766		Chittenden Corp	134,145
381,004		Citigroup, Inc	11,216,758
6,479	e*	Citizens Banking Corp	94,010
1,074	e*	City Bank	24,079
1,809		City Holding Co	61,217
3,388		City National Corp	201,755
665	e*	Clifton Savings Bancorp, Inc	6,517
851	e*	CoBiz, Inc	12,654
13,091	e*	Colonial Bancgroup, Inc	177,252
1,281		Columbia Banking System, Inc	38,084
11,906		Comerica, Inc	518,268
14,365		Commerce Bancorp, Inc	547,881
5,832		Commerce Bancshares, Inc	261,624
317	e*	Community Bancorp	5,506
2,176	e*	Community Bank System, Inc	43,237
986		Community Trust Bancorp, Inc	27,145
2,522	e*	Corus Bankshares, Inc	26,910
4,570		Cullen/Frost Bankers, Inc	231,516
4,509	e*	CVB Financial Corp	46,623
1,770		Dime Community Bancshares	22,603
1,168	e*	Dollar Financial Corp	35,846
1,702	e*	Downey Financial Corp	52,949
5,815	e*	East West Bancorp, Inc	140,897
506	e*	Enterprise Financial Services Corp	12,048
3,332	*	Euronet Worldwide, Inc	99,960
42,441		Fifth Third Bancorp	1,066,542
915	e*	First Bancorp	17,284
6,054		First Bancorp	44,134
2,657	e*	First Busey Corp	52,768
3,135	e*	First Charter Corp	93,611
531		First Citizens Bancshares, Inc (Class A)	77,446
5,866	e*	First Commonwealth Financial Corp	62,473
2,001	e*	First Community Bancorp, Inc	82,521
675	e*	First Community Bancshares, Inc	21,526
2,395		First Financial Bancorp	27,303
2,018	e*	First Financial Bankshares, Inc	75,978
1,067	e*	First Financial Corp	30,239
1,050	e*	First Financial Holdings, Inc	28,791
8,969	e*	First Horizon National Corp	162,787

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
988		First Indiana Corp	$31,616
1,232		First Merchants Corp	26,907
4,559	e*	First Midwest Bancorp, Inc	139,505
9,160	e*	First Niagara Financial Group, Inc	110,286
990	e*	First Place Financial Corp	13,850
585	e*	First Regional Bancorp	11,051
587	e*	First South Bancorp, Inc	13,026
1,136		First State Bancorporation	15,790
1,227	e*	FirstFed Financial Corp	43,951
5,484	e*	FirstMerit Corp	109,735
2,890	e*	Flagstar Bancorp, Inc	20,143
1,422		Flushing Financial Corp	22,823
4,412	e*	FNB Corp	64,856
1,503	e*	Franklin Bank Corp	6,478
5,019	e*	Fremont General Corp	17,567
2,472	e*	Frontier Financial Corp	45,905
12,256	e*	Fulton Financial Corp	137,512
3,320	e*	Glacier Bancorp, Inc	62,217
796	e*	Great Southern Bancorp, Inc	17,480
1,549		Greene County Bancshares, Inc	29,741
2,298	e*	Hancock Holding Co	87,784
2,440	e*	Hanmi Financial Corp	21,033
2,147	e*	Harleysville National Corp	31,282
996	e*	Heartland Financial USA, Inc	18,496
751		Heritage Commerce Corp	13,811
842	e*	Home Bancshares, Inc	17,657
926	e*	Horizon Financial Corp	16,149
42,205	e*	Hudson City Bancorp, Inc	633,919
28,232		Huntington Bancshares, Inc	416,704
1,293	e*	IBERIABANK Corp	60,448
396		Imperial Capital Bancorp, Inc	7,247
1,012		Independent Bank Corp	27,547
1,412	e*	Independent Bank Corp	13,414
4,931	e*	IndyMac Bancorp, Inc	29,339
1,349	e*	Integra Bank Corp	19,034
3,421		International Bancshares Corp	71,636
3,385	*	Investors Bancorp, Inc	47,864
1,267	e*	Irwin Financial Corp	9,312
263,431		JPMorgan Chase & Co	11,498,763
1,143	e*	Kearny Financial Corp	13,613
30,666		Keycorp	719,118
1,910	e*	KNBT Bancorp, Inc	29,452
1,193	e*	Lakeland Bancorp, Inc	13,827
484	e*	Lakeland Financial Corp	10,116
6,042	e*	M&T Bank Corp	492,846
1,196	e*	Macatawa Bank Corp	10,274
747	e*	MainSource Financial Group, Inc	11,623
19,622		Marshall & Ilsley Corp	519,591
2,310	e*	MB Financial, Inc	71,217
6,540	*	Metavante Technologies, Inc	152,513
995		Midwest Banc Holdings, Inc	12,358
1,730	e*	Nara Bancorp, Inc	20,189
342	e*	NASB Financial, Inc	9,022
43,623	e*	National City Corp	718,035

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,167	e*	National Penn Bancshares, Inc	$47,948
2,846	e*	NBT Bancorp, Inc	64,946
3,239	*	Net 1 UEPS Technologies, Inc	95,097
24,518	e*	New York Community Bancorp, Inc	431,026
8,912	e*	NewAlliance Bancshares, Inc	102,666
17,057		Northern Trust Corp	1,306,225
2,652	e*	Northwest Bancorp, Inc	70,464
4,545	e*	Old National Bancorp	67,993
950	e*	Old Second Bancorp, Inc	25,450
682	e*	Omega Financial Corp	19,955
1,407		Oriental Financial Group, Inc	18,868
3,392	e*	Pacific Capital Bancorp	68,281
985	e*	Park National Corp	63,532
753		Peoples Bancorp, Inc	18,742
15,762	e*	People's United Financial, Inc	280,564
1,515	e*	PFF Bancorp, Inc	18,241
936	e*	Pinnacle Financial Partners, Inc	23,793
26,901		PNC Financial Services Group, Inc	1,766,051
20,799		Popular, Inc	220,469
493	e*	Preferred Bank	12,828
1,112	e*	PrivateBancorp, Inc	36,307
2,331	e*	Prosperity Bancshares, Inc	68,508
2,200	e*	Provident Bankshares Corp	47,058
4,520	e*	Provident Financial Services, Inc	65,178
2,942	e*	Provident New York Bancorp	38,011
54,282		Regions Financial Corp	1,283,769
2,252	e*	Renasant Corp	48,576
405	e*	Republic Bancorp, Inc (Class A)	6,695
570	e*	Royal Bancshares of Pennsylvania (Class A)	6,270
2,040	e*	S&T Bancorp, Inc	56,386
994	e*	S.Y. Bancorp, Inc	23,796
1,080	e*	Sandy Spring Bancorp, Inc	30,046
501		Santander BanCorp	4,339
639	e*	SCBT Financial Corp	20,237
930	e*	Seacoast Banking Corp of Florida	9,560
1,242	e*	Security Bank Corp	11,352
251	e*	Sierra Bancorp	6,247
1,978	*	Signature Bank	66,758
1,157	e*	Simmons First National Corp (Class A)	30,661
5,289	e*	South Financial Group, Inc	82,667
814	e*	Southside Bancshares, Inc	16,654
763		Southwest Bancorp, Inc	13,986
32,149		Sovereign Bancorp, Inc	366,499
30,455		State Street Corp	2,472,946
1,269		Sterling Bancorp	17,309
4,840		Sterling Bancshares, Inc	54,014
1,876	e*	Sterling Financial Corp	30,804
3,665	e*	Sterling Financial Corp	61,535
699		Suffolk Bancorp	21,466
883	e*	Sun Bancorp, Inc	13,934
27,346		SunTrust Banks, Inc	1,708,852
2,466	e*	Superior Bancorp	13,242
6,918	e*	Susquehanna Bancshares, Inc	127,568
2,738	e*	SVB Financial Group	137,995

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
21,463	e*	Synovus Financial Corp	$516,829
296		Taylor Capital Group, Inc	6,038
9,794	e*	TCF Financial Corp	175,606
1,548	*	Texas Capital Bancshares, Inc	28,251
7,658	e*	TFS Financial Corp	91,437
1,554	e*	TierOne Corp	34,421
549	e*	Tompkins Trustco, Inc	21,301
977	e*	Trico Bancshares	18,856
5,084	e*	Trustco Bank Corp NY	50,433
4,119	e*	Trustmark Corp	104,458
7,219	e*	UCBH Holdings, Inc	102,221
2,747	e*	UMB Financial Corp	105,375
4,445	e*	Umpqua Holdings Corp	68,186
902	e*	Union Bankshares Corp	19,068
4,013		UnionBanCal Corp	196,276
2,884	e*	United Bankshares, Inc	80,810
2,690	e*	United Community Banks, Inc	42,502
2,248	e*	United Community Financial Corp	12,409
296	e*	United Security Bancshares	4,523
793	e*	Univest Corp of Pennsylvania	16,740
134,368		US Bancorp	4,264,840
987	e*	USB Holding Co, Inc	19,543
9,501	e*	Valley National Bancorp	181,089
820		ViewPoint Financial Group	13,555
874	e*	Virginia Commerce Bancorp	10,252
7,361	e*	W Holding Co, Inc	8,907
153,376		Wachovia Corp	5,832,889
7,609	e*	Washington Federal, Inc	160,626
67,545		Washington Mutual, Inc	919,287
835	e*	Washington Trust Bancorp, Inc	21,067
439	e*	Wauwatosa Holdings, Inc	5,628
4,347		Webster Financial Corp	138,974
262,176		Wells Fargo & Co	7,915,093
1,413	e*	WesBanco, Inc	29,108
1,165		West Coast Bancorp	21,553
3,002	e*	Westamerica Bancorporation	133,739
888	e*	Western Alliance Bancorp	16,668
59,963		Western Union Co	1,455,902
1,692	e*	Westfield Financial, Inc	16,412
5,078	e*	Whitney Holding Corp	132,790
5,524	e*	Wilmington Trust Corp	194,445
1,162	e*	Wilshire Bancorp, Inc	9,122
1,892	e*	Wintrust Financial Corp	62,682
425		WSFS Financial Corp	21,335
8,365		Zions Bancorporation	390,562
		TOTAL DEPOSITORY INSTITUTIONS	89,601,602

EATING AND DRINKING PLACES - 0.88%
2,213	e*	AFC Enterprises	25,051
885	e*	Benihana, Inc (Class A)	11,284
685	e*	BJ's Restaurants, Inc	11,138
3,189	e*	Bob Evans Farms, Inc	85,880
8,259		Brinker International, Inc	161,546
1,121	e*	Buffalo Wild Wings, Inc	26,030

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,117	e*	Burger King Holdings, Inc	$117,376
2,127	e*	California Pizza Kitchen, Inc	33,117
2,103	e*	CBRL Group, Inc	68,116
2,169	*	CEC Entertainment, Inc	56,307
5,222	e*	Cheesecake Factory	123,814
2,786	e*	Chipotle Mexican Grill, Inc (Class B)	342,817
4,601	e*	CKE Restaurants, Inc	60,733
11,193		Darden Restaurants, Inc	310,158
13,252	*	Denny's Corp	49,695
3,182		Domino's Pizza, Inc	42,098
1,407	e*	IHOP Corp	51,468
4,542	*	Jack in the Box, Inc	117,047
4,091	e*	Krispy Kreme Doughnuts, Inc	12,928
1,218	e*	Landry's Restaurants, Inc	23,995
788	e*	McCormick & Schmick's Seafood Restaurants, Inc	9,401
91,719		McDonald's Corp	5,403,166
421	*	Morton's Restaurant Group, Inc	3,928
1,468	e*	O'Charleys, Inc	21,991
1,562	*	Papa John's International, Inc	35,457
1,800	e*	PF Chang's China Bistro, Inc	41,112
1,322	e*	Red Robin Gourmet Burgers, Inc	42,291
4,035	e*	Ruby Tuesday, Inc	39,341
1,290	e*	Ruth's Chris Steak House, Inc	11,533
5,512	e*	Sonic Corp	120,713
57,052	*	Starbucks Corp	1,167,854
1,868	e*	Steak N Shake Co	20,361
3,274	e*	Texas Roadhouse, Inc (Class A)	36,210
14,715	e*	Tim Hortons, Inc	543,425
4,161	e*	Triarc Cos (Class B)	36,450
6,605		Wendy's International, Inc	170,673
39,304		Yum! Brands, Inc	1,504,164
		TOTAL EATING AND DRINKING PLACES	10,938,668

EDUCATIONAL SERVICES - 0.15%
11,222	*	Apollo Group, Inc (Class A)	787,223
6,895	e*	Career Education Corp	173,340
5,975	e*	Corinthian Colleges, Inc	92,015
4,663		DeVry, Inc	242,289
3,315	e*	ITT Educational Services, Inc	282,670
1,156		Strayer Education, Inc	197,190
2,118	e*	Universal Technical Institute, Inc	36,006
		TOTAL EDUCATIONAL SERVICES	1,810,733

ELECTRIC, GAS, AND SANITARY SERVICES - 4.14%
50,171	*	AES Corp	1,073,158
6,447		AGL Resources, Inc	242,665
12,815		Allegheny Energy, Inc	815,162
2,062		Allete, Inc	81,614
8,588		Alliant Energy Corp	349,446
22,172	*	Allied Waste Industries, Inc	244,335
16,250		Ameren Corp	880,913
873		American Ecology Corp	20,498
30,585		American Electric Power Co, Inc	1,424,038
1,088		American States Water Co	40,996

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
9,637		Aqua America, Inc	$204,304
25,149	*	Aquila, Inc	93,806
6,808		Atmos Energy Corp	190,896
3,551		Avista Corp	76,489
2,739	e*	Black Hills Corp	120,790
1,248		California Water Service Group	46,201
1,535	*	Casella Waste Systems, Inc (Class A)	20,016
24,655		Centerpoint Energy, Inc	422,340
732		Central Vermont Public Service Corp	22,575
1,617	e*	CH Energy Group, Inc	72,021
700	*	Clean Energy Fuels Corp	10,598
1,671	*	Clean Harbors, Inc	86,391
4,015		Cleco Corp	111,617
16,876	e*	CMS Energy Corp	293,305
21,255		Consolidated Edison, Inc	1,038,307
1,060	e*	Consolidated Water Co, Inc	26,701
13,527		Constellation Energy Group, Inc	1,386,923
8,559	*	Covanta Holding Corp	236,742
2,664		Crosstex Energy, Inc	99,207
45,256		Dominion Resources, Inc	2,147,397
9,751	e*	DPL, Inc	289,117
13,418		DTE Energy Co	589,855
96,319		Duke Energy Corp	1,942,754
24,498	*	Dynegy, Inc (Class A)	174,916
25,163		Edison International	1,342,949
52,464		El Paso Corp	904,479
4,511	*	El Paso Electric Co	115,346
1,723		Empire District Electric Co	39,250
5,210		Energen Corp	334,638
13,002		Energy East Corp	353,784
2,300	*	EnergySolutions Inc	62,077
460	e*	EnergySouth, Inc	26,680
300	e*	EnerNOC, Inc	14,730
15,199		Entergy Corp	1,816,584
51,880		Exelon Corp	4,235,483
23,531		FirstEnergy Corp	1,702,233
31,163		FPL Group, Inc	2,112,228
6,961		Great Plains Energy, Inc	204,097
7,258	e*	Hawaiian Electric Industries, Inc	165,265
3,419	e*	Idacorp, Inc	120,417
6,094		Integrys Energy Group, Inc	314,999
3,079	e*	ITC Holdings Corp	173,717
1,456		Laclede Group, Inc	49,853
811	e*	Markwest Hydrocarbon, Inc	50,809
13,617		MDU Resources Group, Inc	375,965
1,728		Metal Management, Inc	78,676
1,299	e*	MGE Energy, Inc	46,076
19,578	e*	Mirant Corp	763,150
6,878	e*	National Fuel Gas Co	321,065
2,128	e*	New Jersey Resources Corp	106,443
3,204	e*	Nicor, Inc	135,689
19,935		NiSource, Inc	376,572
11,220		Northeast Utilities	351,298
2,153	e*	Northwest Natural Gas Co	104,765

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,402		NorthWestern Corp	$100,359
18,615	e*	NRG Energy, Inc	806,774
8,938		NSTAR	323,734
6,920		OGE Energy Corp	251,127
8,097		Oneok, Inc	362,503
800		Ormat Technologies, Inc	44,008
2,406	e*	Otter Tail Corp	83,248
15,328		Pepco Holdings, Inc	449,570
27,062		PG&E Corp	1,166,102
1,112	e*	Pico Holdings, Inc	37,385
5,665		Piedmont Natural Gas Co, Inc	148,196
1,280	e*	Pike Electric Corp	21,453
7,548		Pinnacle West Capital Corp	320,111
5,546		PNM Resources, Inc	118,962
2,904		Portland General Electric Co	80,673
29,670		PPL Corp	1,545,510
20,270		Progress Energy, Inc	981,676
773	m,v*	Progress Energy, Inc	8
19,501		Public Service Enterprise Group, Inc	1,915,778
9,769		Puget Energy, Inc	267,964
13,328		Questar Corp	721,045
25,591	*	Reliant Energy, Inc	671,508
13,032		Republic Services, Inc	408,553
1,550	e*	Resource America, Inc (Class A)	22,739
9,266		SCANA Corp	390,562
20,332		Sempra Energy	1,258,144
16,532		Sierra Pacific Resources	280,713
1,222	e*	SJW Corp	42,367
2,516	e*	South Jersey Industries, Inc	90,802
58,468		Southern Co	2,265,635
8,576		Southern Union Co	251,791
3,060		Southwest Gas Corp	91,096
1,337	e*	Southwest Water Co	16,739
6,688	*	Stericycle, Inc	397,267
15,882		TECO Energy, Inc	273,329
8,836		UGI Corp	240,781
1,465	e*	UIL Holdings Corp	54,132
2,575		Unisource Energy Corp	81,241
5,581	e*	Vectren Corp	161,905
6,048	*	Waste Connections, Inc	186,883
800		Waste Industries USA, Inc	29,040
1,264	e*	Waste Services, Inc	10,832
6,899		Westar Energy, Inc	178,960
3,922	e*	WGL Holdings, Inc	128,485
46,009		Williams Cos, Inc	1,646,202
9,193		Wisconsin Energy Corp	447,791
31,177		Xcel Energy, Inc	703,665
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	51,752,758

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.70%
1,190	e*	Acme Packet, Inc	14,982
2,034	*	Actel Corp	27,784
3,364		Acuity Brands, Inc	151,380
7,913	*	Adaptec, Inc	26,746

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
8,023	*	ADC Telecommunications, Inc	$124,758
4,569	e*	Adtran, Inc	97,685
6,179	*	Advanced Analogic Technologies, Inc	69,699
3,940	e*	Advanced Energy Industries, Inc	51,535
46,331	e*	Advanced Micro Devices, Inc	347,483
26,236		Altera Corp	506,880
3,424	e*	American Superconductor Corp	93,612
7,886		Ametek, Inc	369,380
4,872	*	AMIS Holdings, Inc	48,817
10,337	e*	Amkor Technology, Inc	88,175
14,068		Amphenol Corp (Class A)	652,333
5,432	e*	Anadigics, Inc	62,848
24,602		Analog Devices, Inc	779,883
66,577	*	Apple Computer, Inc	13,187,572
6,957	*	Applied Micro Circuits Corp	60,809
8,906	*	Arris Group, Inc	88,890
4,102	*	Atheros Communications, Inc	125,275
33,680	*	Atmel Corp	145,498
2,319	*	ATMI, Inc	74,788
21,071	e*	Avanex Corp	21,071
11,418	*	Avnet, Inc	399,287
3,267	e*	AVX Corp	43,843
860	e*	AZZ, Inc	24,381
3,139		Baldor Electric Co	105,659
831		Bel Fuse, Inc (Class B)	24,323
5,858	*	Benchmark Electronics, Inc	103,862
929	e*	BigBand Networks, Inc	4,775
35,077	*	Broadcom Corp (Class A)	916,913
1,968	e*	Ceradyne, Inc	92,358
3,547	*	Checkpoint Systems, Inc	92,151
6,915	*	Ciena Corp	235,871
467,751	*	Cisco Systems, Inc	12,662,020
1,676	*	Comtech Telecommunications Corp	90,521
33,104	*	Conexant Systems, Inc	27,476
13,738		Cooper Industries Ltd (Class A)	726,465
6,476	e*	Cree, Inc	177,896
2,860	e*	CTS Corp	28,400
1,286		Cubic Corp	50,411
12,225	*	Cypress Semiconductor Corp	440,467
2,008	e*	Diodes, Inc	60,381
10,718	e*	Ditech Networks, Inc	37,191
2,867	*	Dolby Laboratories, Inc (Class A)	142,547
2,395	*	DSP Group, Inc	29,219
1,298	e*	DTS, Inc	33,190
11,338		Eaton Corp	1,099,219
2,090	*	Electro Scientific Industries, Inc	41,487
1,000	*	EMS Technologies, Inc	30,240
4,368	*	Energizer Holdings, Inc	489,784
2,636	e*	Energy Conversion Devices, Inc	88,701
3,108	*	EnerSys	77,576
9,651	e*	Evergreen Solar, Inc	166,673
2,144	e*	Exar Corp	17,088
9,427	*	Fairchild Semiconductor International, Inc	136,032
21,254	e*	Finisar Corp	30,818

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,829	*	First Solar, Inc	$755,739
1,518	e*	Franklin Electric Co, Inc	58,094
8,256	e*	FuelCell Energy, Inc	81,900
17,281	*	Gemstar-TV Guide International, Inc	82,258
2,206	*	Genlyte Group, Inc	210,011
9,701	*	GrafTech International Ltd	172,193
1,267	e*	Greatbatch, Inc	25,327
4,995		Harman International Industries, Inc	368,181
8,009	*	Harmonic, Inc	83,934
10,313		Harris Corp	646,419
2,217	*	Helen of Troy Ltd	37,999
7,028	*	Hexcel Corp	170,640
1,184	*	Hittite Microwave Corp	56,548
60,032		Honeywell International, Inc	3,696,170
1,549	*	Hutchinson Technology, Inc	40,770
2,318	e*	Imation Corp	48,678
1,000	*	Infinera Corp	14,840
16,319	*	Integrated Device Technology, Inc	184,568
447,037		Intel Corp	11,918,006
3,553	*	InterDigital, Inc	82,891
5,812	e*	International Rectifier Corp	197,434
9,826		Intersil Corp (Class A)	240,540
2,611	*	InterVoice, Inc	20,862
711	*	IPG Photonics Corp	14,213
820	e*	iRobot Corp	14,826
1,213	*	IXYS Corp	9,728
5,621	e*	Jarden Corp	132,712
15,125	e*	JDS Uniphase Corp	201,163
6,433	*	Kemet Corp	42,651
9,392		L-3 Communications Holdings, Inc	994,988
7,232	e*	Lattice Semiconductor Corp	23,504
3,217		Lincoln Electric Holdings, Inc	228,986
16,590	e*	Linear Technology Corp	528,060
1,486	*	Littelfuse, Inc	48,979
765	*	Loral Space & Communications, Inc	26,201
1,191	e*	LSI Industries, Inc	21,676
55,867	e*	LSI Logic Corp	296,654
36,769	*	Marvell Technology Group Ltd	514,031
3,972	*	Mattson Technology, Inc	34,000
4,190	e*	Medis Technologies Ltd	64,652
419	m,v*	Medis Technologies Ltd	(0)
17,258	*	MEMC Electronic Materials, Inc	1,527,160
1,417	*	Mercury Computer Systems, Inc	22,828
3,008		Methode Electronics, Inc	49,452
4,803		Micrel, Inc	40,585
16,340		Microchip Technology, Inc	513,403
56,569	e*	Micron Technology, Inc	410,125
5,525	*	Microsemi Corp	122,324
3,670	*	Microtune, Inc	23,965
3,813	e*	MIPS Technologies, Inc	18,912
9,991		Molex, Inc	272,754
1,603	*	Monolithic Power Systems, Inc	34,416
2,916	*	Moog, Inc (Class A)	133,582
176,812		Motorola, Inc	2,836,064

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
15,196	e*	MRV Communications, Inc	$35,255
683	*	Multi-Fineline Electronix, Inc	11,843
309		National Presto Industries, Inc	16,272
22,801		National Semiconductor Corp	516,215
1,926	e*	Netlogic Microsystems, Inc	62,017
28,520	*	Network Appliance, Inc	711,859
9,584	e*	Novellus Systems, Inc	264,231
41,947	*	Nvidia Corp	1,427,037
4,385	*	Omnivision Technologies, Inc	68,625
16,832	e*	ON Semiconductor Corp	149,468
8,251	e*	On2 Technologies, Inc	8,416
18,386	e*	Openwave Systems, Inc	47,804
1,582	*	Oplink Communications, Inc	24,284
1,500	e*	OpNext, Inc	13,275
4,180	*	Optium Corp	32,938
922	*	OSI Systems, Inc	24,405
1,256		Park Electrochemical Corp	35,469
1,095	*	Pericom Semiconductor Corp	20,477
3,034	*	Photronics, Inc	37,834
3,457		Plantronics, Inc	89,882
3,964	*	Plexus Corp	104,095
3,407	*	PLX Technology, Inc	31,685
16,441	e*	PMC - Sierra, Inc	107,524
6,676	*	Polycom, Inc	185,459
1,790	*	Polypore International, Inc	31,325
350	*	Powell Industries, Inc	15,425
4,862	*	Power-One, Inc	19,399
11,780	e*	Powerwave Technologies, Inc	47,473
11,852	*	QLogic Corp	168,298
128,341		Qualcomm, Inc	5,050,218
9,864	e*	RadioShack Corp	166,307
9,506	e*	Rambus, Inc	199,056
1,106	e*	Raven Industries, Inc	42,459
2,673		Regal-Beloit Corp	120,151
20,681	*	RF Micro Devices, Inc	118,089
1,214	*	Rogers Corp	52,651
40,403	*	Sanmina-SCI Corp	73,533
2,218	*	Seachange International, Inc	16,036
5,307	*	Semtech Corp	82,365
8,311	*	Silicon Image, Inc	37,566
3,931	*	Silicon Laboratories, Inc	147,137
6,899	*	Silicon Storage Technology, Inc	20,628
114,453	e*	Sirius Satellite Radio, Inc	346,793
12,128	*	Skyworks Solutions, Inc	103,088
3,650	*	Smart Modular Technologies WWH, Inc	37,157
5,780	e*	Spansion, Inc (Class A)	22,715
4,136	e*	Spectrum Brands, Inc	22,045
1,620	*	Standard Microsystems Corp	63,293
600	e*	Starent Networks Corp	10,950
1,067	*	Stoneridge, Inc	8,579
2,135	e*	Sunpower Corp (Class A)	278,383
885	e*	Supertex, Inc	27,692
11,962	*	Sycamore Networks, Inc	45,934
3,492	e*	Symmetricom, Inc	16,447

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,882	e*	Synaptics, Inc	$77,463
9,130	e*	Syntax-Brillian Corp	28,120
2,698		Technitrol, Inc	77,109
1,290	e*	Techwell, Inc	14,203
3,831	e*	Tekelec	47,888
2,845		Teleflex, Inc	179,263
32,326	e*	Tellabs, Inc	211,412
3,366	*	Tessera Technologies, Inc	140,026
110,392		Texas Instruments, Inc	3,687,093
4,226	*	Thomas & Betts Corp	207,243
4,543	*	Trident Microsystems, Inc	29,802
8,908	*	Triquint Semiconductor, Inc	59,060
3,103	*	TTM Technologies, Inc	36,181
38,033		Tyco Electronics Ltd	1,412,165
1,387	*	Ultra Clean Holdings	16,921
1,534	e*	Universal Display Corp	31,708
1,021	*	Universal Electronics, Inc	34,142
10,172	e*	Utstarcom, Inc	27,973
6,832	*	Varian Semiconductor Equipment Associates, Inc	252,784
1,525	*	Viasat, Inc	52,506
1,042	e*	Vicor Corp	16,245
12,885	*	Vishay Intertechnology, Inc	147,018
832	e*	Volterra Semiconductor Corp	9,177
5,963	e*	Whirlpool Corp	486,760
23,178	e*	Xilinx, Inc	506,903
1,860	e*	Zoltek Cos, Inc	79,738
4,035	*	Zoran Corp	90,828
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	83,718,996

ENGINEERING AND MANAGEMENT SERVICES - 0.91%
1,637	*	Advisory Board Co	105,079
2,940	e*	Aecom Technology Corp	83,996
10,394	e*	Amylin Pharmaceuticals, Inc	384,578
4,845	*	Applera Corp (Celera Genomics Group)	76,890
5,437	e*	Ariad Pharmaceuticals, Inc	23,107
811		CDI Corp	19,675
29,104	*	Celgene Corp	1,344,896
250	e*	comScore, Inc	8,157
793	*	Cornell Cos, Inc	18,493
3,019	e*	Corporate Executive Board Co	181,442
1,065	*	CRA International, Inc	50,705
4,501	*	CV Therapeutics, Inc	40,734
1,744		Diamond Management & Technology Consultants, Inc	12,679
3,591	*	eResearch Technology, Inc	42,446
7,070	e*	Exelixis, Inc	61,014
1,038	*	Exponent, Inc	28,067
6,669		Fluor Corp	971,807
1,400	*	Genpact Ltd	21,322
4,049	*	Gen-Probe, Inc	254,804
1,576	*	Greenfield Online, Inc	23,025
3,538	*	Harris Interactive, Inc	15,072
6,892	*	Hewitt Associates, Inc (Class A)	263,895
1,583	*	Huron Consulting Group, Inc	127,637
7,808	*	Incyte Corp	78,470

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,424	e*	Isis Pharmaceuticals, Inc	$101,178
8,928	*	Jacobs Engineering Group, Inc	853,606
13,361	*	KBR, Inc	518,407
833	*	Kendle International, Inc	40,750
3,019	e*	Kosan Biosciences, Inc	10,868
632		Landauer, Inc	32,769
1,618	*	LECG Corp	24,367
2,193	e*	Lifecell Corp	94,540
2,021	e*	Luminex Corp	32,821
1,528		MAXIMUS, Inc	58,996
1,732	*	Maxygen, Inc	13,908
16,990	*	McDermott International, Inc	1,002,920
528	*	Michael Baker Corp	21,701
17,035	e*	Moody's Corp	608,150
546	*	MTC Technologies, Inc	12,831
3,130	e*	Myriad Genetics, Inc	145,294
4,194	e*	Navigant Consulting, Inc	57,332
2,350	e*	Neurogen Corp	8,107
3,287	*	Omnicell, Inc	88,519
26,499		Paychex, Inc	959,794
1,251	*	PharmaNet Development Group, Inc	49,052
11,896		Quest Diagnostics, Inc	629,298
2,153	*	Regeneration Technologies, Inc	18,688
4,562	e*	Regeneron Pharmaceuticals, Inc	110,172
20,344	*	Rentech, Inc	36,823
3,290		Resources Connection, Inc	59,746
2,184	e*	Rigel Pharmaceuticals, Inc	55,452
10,362	*	SAIC, Inc	208,483
5,306	e*	Savient Pharmaceuticals, Inc	121,879
3,046	e*	Seattle Genetics, Inc	34,724
2,432	e*	Senomyx, Inc	18,216
5,961	*	Shaw Group, Inc	360,283
820	*	Stanley, Inc	26,256
1,965	e*	Symyx Technologies, Inc	15,091
1,084	e*	Tejon Ranch Co	44,281
6,868	e*	Telik, Inc	23,832
4,560	*	Tetra Tech, Inc	98,040
6,190	*	URS Corp	336,303
6,819	e*	Verenium Corp	34,027
3,388		Watson Wyatt & Co Holdings (Class A)	157,237
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	11,362,731

ENVIRONMENTAL QUALITY AND HOUSING - 0.00% **
4,611	e*	Home Solutions of America, Inc	4,611
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	4,611

FABRICATED METAL PRODUCTS - 0.52%
2,854	*	Alliant Techsystems, Inc	324,671
791		Ameron International Corp	72,891
5,063		Aptargroup, Inc	207,127
7,848		Ball Corp	353,160
910	*	Chart Industries, Inc	28,119
1,254		CIRCOR International, Inc	58,135
8,960		Commercial Metals Co	263,872

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,301	e*	Commercial Vehicle Group, Inc	$47,864
3,734		Crane Co	160,189
12,346	*	Crown Holdings, Inc	316,675
1,300	e*	Dynamic Materials Corp	76,570
2,117	e*	Griffon Corp	26,357
1,051		Gulf Island Fabrication, Inc	33,327
37,987		Illinois Tool Works, Inc	2,033,824
1,657	e*	Insteel Industries, Inc	19,437
945	e*	Ladish Co, Inc	40,814
595	e*	Lifetime Brands, Inc	7,723
3,177	e*	Mobile Mini, Inc	58,902
8,222	e*	Mueller Water Products, Inc (Class A)	78,273
1,525	e*	NCI Building Systems, Inc	43,905
13,083		Parker Hannifin Corp	985,281
605	*	Park-Ohio Holdings Corp	15,186
7,584		Pentair, Inc	263,999
1,910	*	PGT, Inc	9,091
1,793		Silgan Holdings, Inc	93,128
2,518	e*	Simpson Manufacturing Co, Inc	66,954
3,369	e*	Smith & Wesson Holding Corp	20,551
4,219		Snap-On, Inc	203,525
6,673	e*	Stanley Works	323,507
1,650	e*	Sturm Ruger & Co, Inc	13,662
815	e*	Sun Hydraulics Corp	20,562
5,486	e*	Taser International, Inc	78,944
1,274	e*	Valmont Industries, Inc	113,539
2,268	e*	Watts Water Technologies, Inc (Class A)	67,586
		TOTAL FABRICATED METAL PRODUCTS	6,527,350

FOOD AND KINDRED PRODUCTS - 3.49%
1,509	e*	Altus Pharmaceuticals, Inc	7,817
58,552		Anheuser-Busch Cos, Inc	3,064,612
50,281		Archer Daniels Midland Co	2,334,547
717	e*	Boston Beer Co, Inc (Class A)	26,995
9,363		Bunge Ltd	1,089,947
17,611		Campbell Soup Co	629,241
336		Coca-Cola Bottling Co Consolidated	19,784
177,926		Coca-Cola Co	10,919,319
23,956		Coca-Cola Enterprises, Inc	623,575
38,902		ConAgra Foods, Inc	925,479
13,958	e*	Constellation Brands, Inc (Class A)	329,967
5,619		Corn Products International, Inc	206,498
8,732	*	Darling International, Inc	100,942
15,422		Del Monte Foods Co	145,892
590	e*	Farmer Bros Co	13,564
6,492	e*	Flowers Foods, Inc	151,978
25,668		General Mills, Inc	1,463,076
25,271		H.J. Heinz Co	1,179,650
5,204	e*	Hansen Natural Corp	230,485
12,891	e*	Hershey Co	507,905
5,632		Hormel Foods Corp	227,983
773	e*	Imperial Sugar Co	14,509
1,061		J&J Snack Foods Corp	33,188
4,724		J.M. Smucker Co	243,003

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,464	*	Jones Soda Co	$10,892
18,487		Kellogg Co	969,273
123,341		Kraft Foods, Inc (Class A)	4,024,617
1,831		Lancaster Colony Corp	72,691
2,200		Lance, Inc	44,924
880	e*	M&F Worldwide Corp	47,388
9,882		McCormick & Co, Inc	374,627
624		MGP Ingredients, Inc	5,878
8,214		Molson Coors Brewing Co (Class B)	424,007
280		National Beverage Corp	2,251
760	e*	Peet's Coffee & Tea, Inc	22,093
11,110		Pepsi Bottling Group, Inc	438,401
4,740		PepsiAmericas, Inc	157,937
125,511		PepsiCo, Inc	9,526,285
3,223	*	Performance Food Group Co	86,602
1,934	*	Ralcorp Holdings, Inc	117,568
1,307	e*	Reddy Ice Holdings, Inc	33,080
1,125	e*	Sanderson Farms, Inc	38,003
57,763		Sara Lee Corp	927,674
7,945	e*	Smithfield Foods, Inc	229,769
3,000	e*	Tootsie Roll Industries, Inc	82,260
2,537	e*	TreeHouse Foods, Inc	58,326
19,086		Tyson Foods, Inc (Class A)	292,588
18,630		Wrigley (Wm.) Jr Co	1,090,787
		TOTAL FOOD AND KINDRED PRODUCTS	43,567,877

FOOD STORES - 0.33%
105		Arden Group, Inc (Class A)	16,242
1,533		Great Atlantic & Pacific Tea Co, Inc	48,029
1,053		Ingles Markets, Inc (Class A)	26,736
54,609		Kroger Co	1,458,606
2,089	e*	Panera Bread Co (Class A)	74,828
1,523	e*	Pantry, Inc	39,796
2,653		Ruddick Corp	91,980
34,278		Safeway, Inc	1,172,650
16,009		Supervalu, Inc	600,658
1,576		Weis Markets, Inc	62,945
10,830	e*	Whole Foods Market, Inc	441,864
2,499	e*	Winn-Dixie Stores, Inc	42,158
		TOTAL FOOD STORES	4,076,492

FORESTRY - 0.12%
5,897		Rayonier, Inc	278,574
16,241		Weyerhaeuser Co	1,197,611
		TOTAL FORESTRY	1,476,185

FURNITURE AND FIXTURES - 0.28%
2,218	e*	Ethan Allen Interiors, Inc	63,213
2,961	e*	Furniture Brands International, Inc	29,788
4,756		Herman Miller, Inc	154,047
4,955		Hillenbrand Industries, Inc	276,142
3,718	e*	HNI Corp	130,353
472	e*	Hooker Furniture Corp	9,487
3,905		Interface, Inc (Class A)	63,730

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
45,501		Johnson Controls, Inc	$1,639,856
1,541	e*	Kimball International, Inc (Class B)	21,112
2,848	e*	La-Z-Boy, Inc	22,585
13,454	e*	Leggett & Platt, Inc	234,638
29,045		Masco Corp	627,662
3,423	e*	Sealy Corp	38,303
3,453	e*	Select Comfort Corp	24,206
6,929	e*	Tempur-Pedic International, Inc	179,946
		TOTAL FURNITURE AND FIXTURES	3,515,068

FURNITURE AND HOME FURNISHINGS STORES - 0.17%
20,997	e*	Bed Bath & Beyond, Inc	617,102
12,474	e*	Circuit City Stores, Inc	52,391
11,860	*	GameStop Corp (Class A)	736,625
1,389	e*	Haverty Furniture Cos, Inc	12,487
3,714		Knoll, Inc	61,021
4,169	e*	Mohawk Industries, Inc	310,174
9,172	*	Pier 1 Imports, Inc	47,970
6,361		Steelcase, Inc (Class A)	100,949
1,646	e*	Tuesday Morning Corp	8,345
6,605	e*	Williams-Sonoma, Inc	171,070
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,118,134

GENERAL BUILDING CONTRACTORS - 0.18%
200	e*	Amrep Corp	6,110
788	e*	Avatar Holdings, Inc	32,954
5,590	e*	Beazer Homes USA, Inc	41,534
1,171	e*	Brookfield Homes Corp	18,502
10,120		Centex Corp	255,631
25,314		DR Horton, Inc	333,385
5,360	e*	Hovnanian Enterprises, Inc (Class A)	38,431
5,593	e*	KB Home	120,809
11,099	e*	Lennar Corp (Class A)	198,561
1,170	e*	M/I Homes, Inc	12,285
2,384		McGrath RentCorp	61,388
2,585	e*	MDC Holdings, Inc	95,981
3,698	e*	Meritage Homes Corp	53,880
322	e*	NVR, Inc	168,728
984	e*	Palm Harbor Homes, Inc	10,381
1,931	*	Perini Corp	79,982
17,229	e*	Pulte Homes, Inc	181,594
3,725	e*	Ryland Group, Inc	102,624
7,641	e*	Standard-Pacific Corp	25,597
1,152	e*	Team, Inc	42,140
9,128	e*	Toll Brothers, Inc	183,108
3,768		Walter Industries, Inc	135,384
2,426	e*	WCI Communities, Inc	9,170
		TOTAL GENERAL BUILDING CONTRACTORS	2,208,159

GENERAL MERCHANDISE STORES - 1.46%
2,769	e*	99 Cents Only Stores	22,041
8,184	e*	Big Lots, Inc	130,862
4,739	*	BJ's Wholesale Club, Inc	160,320
1,918	e*	Bon-Ton Stores, Inc	18,202

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,805	e*	Cabela's, Inc	$57,341
4,078		Casey's General Stores, Inc	120,750
588	e*	Conn's, Inc	10,061
34,187		Costco Wholesale Corp	2,384,885
4,799	e*	Dillard's, Inc (Class A)	90,125
10,966		Family Dollar Stores, Inc	210,876
2,660	e*	Fred's, Inc	25,616
16,959		JC Penney Co, Inc	746,026
34,478		Macy's, Inc	891,946
3,983	e*	Retail Ventures, Inc	20,273
10,082	e*	Saks, Inc	209,302
1,431	e*	Stein Mart, Inc	6,783
65,777		Target Corp	3,288,850
34,118		TJX Cos, Inc	980,210
185,131		Wal-Mart Stores, Inc	8,799,276
		TOTAL GENERAL MERCHANDISE STORES	18,173,745

HEALTH SERVICES - 1.35%
1,564	*	Alliance Imaging, Inc	15,046
2,499	e*	Amedisys, Inc	121,251
889	e*	American Dental Partners, Inc	8,917
12,853		AmerisourceBergen Corp	576,714
2,963	*	Amsurg Corp	80,179
3,023	*	Apria Healthcare Group, Inc	65,206
4,413	*	Assisted Living Concepts, Inc (A Shares)	33,098
839	e*	Bio-Reference Labs, Inc	27,419
2,109	e*	Brookdale Senior Living, Inc	59,917
21,592		Cigna Corp	1,160,138
7,827	e*	Community Health Systems, Inc	288,503
498	*	Corvel Corp	11,464
4,755	*	Covance, Inc	411,878
12,024	*	Coventry Health Care, Inc	712,422
2,028	e*	Cross Country Healthcare, Inc	28,879
1,679	e*	CryoLife, Inc	13,348
8,297	*	DaVita, Inc	467,536
4,490	*	Edwards Lifesciences Corp	206,495
884	*	eHealth, Inc	28,385
900	e*	Emeritus Corp	22,635
1,710	*	Enzo Biochem, Inc	21,785
16,984	*	Express Scripts, Inc	1,239,832
900	*	FGX International Holdings Ltd	10,665
1,154	e*	Genomic Health, Inc	26,127
400	*	Genoptix Inc	12,280
3,149	*	Gentiva Health Services, Inc	59,957
17,357	e*	Health Management Associates, Inc (Class A)	103,795
6,590	e*	Healthsouth Corp	138,390
2,689	e*	Healthways, Inc	157,145
5,320	e*	Hythiam, Inc	15,588
15,671	e*	Immunomedics, Inc	36,357
2,207	*	Kindred Healthcare, Inc	55,131
8,939	*	Laboratory Corp of America Holdings	675,163
1,585	e*	LCA-Vision, Inc	31,652
768	e*	LHC Group, Inc	19,185
4,530	*	LifePoint Hospitals, Inc	134,722

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,209	*	Lincare Holdings, Inc	$218,308
2,682	*	Magellan Health Services, Inc	125,062
1,505	*	Matria Healthcare, Inc	35,774
23,048		McKesson Corp	1,509,874
1,465	*	Medcath Corp	35,980
21,472	*	Medco Health Solutions, Inc	2,177,261
429	e*	National Healthcare Corp	22,179
9,367	*	Nektar Therapeutics	62,853
1,558	*	Nighthawk Radiology Holdings, Inc	32,796
2,530	*	Odyssey HealthCare, Inc	27,982
9,147		Omnicare, Inc	208,643
4,063	*	Pediatrix Medical Group, Inc	276,893
7,485		Pharmaceutical Product Development, Inc	302,169
4,222	e*	Psychiatric Solutions, Inc	137,215
818	e*	Radiation Therapy Services, Inc	25,284
1,135	*	RehabCare Group, Inc	25,606
3,888	*	Sierra Health Services, Inc	163,140
1,633	*	Skilled Healthcare Group, Inc (Class A)	23,891
2,010	e*	Stereotaxis, Inc	24,562
3,260	*	Sun Healthcare Group, Inc	55,974
3,447	e*	Sunrise Senior Living, Inc	105,754
35,326	e*	Tenet Healthcare Corp	179,456
3,216		Universal Health Services, Inc (Class B)	164,659
44,167	*	WellPoint, Inc	3,874,771
		TOTAL HEALTH SERVICES	16,893,290

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.08%
990	e*	Comverge, Inc	31,175
5,433	*	Foster Wheeler Ltd	842,224
2,564		Granite Construction, Inc	92,766
3,510		Great Lakes Dredge & Dock Corp	30,607
2,299	*	Matrix Service Co	50,164
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,046,936

HOLDING AND OTHER INVESTMENT OFFICES - 2.53%
3,304	e*	Acadia Realty Trust	84,615
2,209	e*	Affiliated Managers Group, Inc	259,469
783	e*	Agree Realty Corp	23,568
4,709	e*	Alesco Financial, Inc	15,446
159	e*	Alexander's, Inc	56,167
2,492		Alexandria Real Estate Equities, Inc	253,362
12,118	e*	Allied Capital Corp	260,537
7,814		AMB Property Corp	449,774
1,847		American Campus Communities, Inc	49,592
8,669		American Financial Realty Trust	69,525
30,431		Annaly Mortgage Management, Inc	553,236
4,436	e*	Anthracite Capital, Inc	32,117
4,167		Anworth Mortgage Asset Corp	34,419
7,162	e*	Apartment Investment & Management Co (Class A)	248,736
9,880	e*	Apollo Investment Corp	168,454
583	e*	Arbor Realty Trust, Inc	9,392
6,698	e*	Ashford Hospitality Trust, Inc	48,159
1,112		Associated Estates Realty Corp	10,497
5,956		AvalonBay Communities, Inc	560,698

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,567		BioMed Realty Trust, Inc	$128,987
7,759		Boston Properties, Inc	712,354
6,374		Brandywine Realty Trust	114,286
3,781		BRE Properties, Inc (Class A)	153,244
514	e*	BRT Realty Trust	7,864
4,080		Camden Property Trust	196,452
2,045		Capital Lease Funding, Inc	17,219
190	e*	Capital Southwest Corp	22,496
1,313	e*	Capital Trust, Inc (Class A)	40,243
4,836		CBL & Associates Properties, Inc	115,629
9,000	e*	CBRE Realty Finance, Inc	48,060
2,657		Cedar Shopping Centers, Inc	27,181
484	e*	Cherokee, Inc	15,619
3,498		Colonial Properties Trust	79,160
3,280	e*	Corporate Office Properties Trust	103,320
2,816		Cousins Properties, Inc	62,234
4,036	e*	Crystal River Capital, Inc	58,280
12,020		DCT Industrial Trust, Inc	111,906
7,878	e*	Deerfield Capital Corp	63,024
9,334		Developers Diversified Realty Corp	357,399
6,775		DiamondRock Hospitality Co	101,490
3,858		Digital Realty Trust, Inc	148,031
8,477		Douglas Emmett, Inc	191,665
10,360		Duke Realty Corp	270,189
1,703		EastGroup Properties, Inc	71,271
1,434		Education Realty Trust, Inc	16,118
2,127	e*	Entertainment Properties Trust	99,969
1,768		Equity Lifestyle Properties, Inc	80,745
2,960	e*	Equity One, Inc	68,169
22,303		Equity Residential	813,390
2,054		Essex Property Trust, Inc	200,244
4,460	e*	Extra Space Storage, Inc	63,733
4,190		Federal Realty Investment Trust	344,209
4,582		FelCor Lodging Trust, Inc	71,433
3,613	e*	First Industrial Realty Trust, Inc	125,010
1,281		First Potomac Realty Trust	22,148
4,433		Franklin Street Properties Corp	65,608
13,411	e*	Friedman Billings Ramsey Group, Inc (Class A)	42,111
16,227		General Growth Properties, Inc	668,228
1,384	e*	Getty Realty Corp	36,925
631	e*	Gladstone Capital Corp	10,727
2,416	e*	Glimcher Realty Trust	34,525
2,980		GMH Communities Trust	16,450
2,315	e*	Gramercy Capital Corp	56,278
15,446		HCP, Inc	537,212
6,094		Health Care REIT, Inc	272,341
3,074		Healthcare Realty Trust, Inc	78,049
4,843		Hersha Hospitality Trust	46,009
2,150	e*	HFF, Inc (Class A)	16,641
3,878		Highwoods Properties, Inc	113,936
4,346	e*	Hilltop Holdings, Inc	47,458
2,685		Home Properties, Inc	120,422
7,071		Hospitality Properties Trust	227,828
39,923		Host Marriott Corp	680,288

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
14,566		HRPT Properties Trust	$112,595
7,504	e*v	IMPAC Mortgage Holdings, Inc	4,127
5,374	e*	Inland Real Estate Corp	76,096
3,321		Investors Real Estate Trust	29,789
94,000	e*	iShares Russell 3000 Index Fund	7,933,600
10,115	e*	iStar Financial, Inc	263,496
3,764	e*	Jamba, Inc	13,927
1,554	e*	JER Investors Trust, Inc	16,737
2,449		Kilroy Realty Corp	134,597
16,483		Kimco Realty Corp	599,981
2,360		Kite Realty Group Trust	36,037
2,948		LaSalle Hotel Properties	94,041
4,865	e*	Lexington Corporate Properties Trust	70,737
6,696	e*	Liberty Property Trust	192,912
1,903		LTC Properties, Inc	47,670
4,317	e*v	Luminent Mortgage Capital, Inc	3,367
5,204		Macerich Co	369,796
5,231		Mack-Cali Realty Corp	177,854
2,728	e*	Maguire Properties, Inc	80,394
2,665		Medical Properties Trust, Inc	27,156
4,180	*	Meruelo Maddux Properties, Inc	16,720
8,541		MFA Mortgage Investments, Inc	79,004
2,242		Mid-America Apartment Communities, Inc	95,846
1,462	e*	Mission West Properties, Inc	13,904
1,200		MVC Capital, Inc	19,368
1,805	e*	National Health Investors, Inc	50,360
6,133		National Retail Properties, Inc	143,390
6,297		Nationwide Health Properties, Inc	197,537
2,998	e*	Newcastle Investment Corp	38,854
3,016	e*	NexCen Brands, Inc	14,597
5,372	e*	NorthStar Realty Finance Corp	47,918
929	e*	Novastar Financial, Inc	2,685
4,883		Omega Healthcare Investors, Inc	78,372
1,053		Parkway Properties, Inc	38,940
1,437		PennantPark Investment Corp	14,399
2,347		Pennsylvania Real Estate Investment Trust	69,659
13,740		Plum Creek Timber Co, Inc	632,590
3,291		Post Properties, Inc	115,580
3,023		Potlatch Corp	134,342
19,733		Prologis	1,250,678
1,446	e*	Prospect Capital Corp	18,870
1,279		PS Business Parks, Inc	67,211
9,334		Public Storage, Inc	685,209
1,164	e*	Quadra Realty Trust, Inc	9,359
4,896	e*	RAIT Investment Trust	42,204
1,853		Ramco-Gershenson Properties	39,599
7,952	e*	Realty Income Corp	214,863
2,587		Redwood Trust, Inc	88,579
5,566		Regency Centers Corp	358,951
2,220	e*	Resource Capital Corp	20,668
1,224		Saul Centers, Inc	65,398
5,913		Senior Housing Properties Trust	134,107
16,945		Simon Property Group, Inc	1,471,843
4,438		SL Green Realty Corp	414,775

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,893		Sovran Self Storage, Inc	$75,909
6,370		Strategic Hotels & Resorts, Inc	106,570
1,120		Sun Communities, Inc	23,598
4,955		Sunstone Hotel Investors, Inc	90,627
2,345	e*	Tanger Factory Outlet Centers, Inc	88,430
2,560	e*	Tarragon Corp	3,840
4,105		Taubman Centers, Inc	201,925
9,675		Thornburg Mortgage, Inc	89,397
9,982		UDR, Inc	198,143
1,002	e*	Universal Health Realty Income Trust	35,511
1,403		Urstadt Biddle Properties, Inc (Class A)	21,747
3,138		U-Store-It Trust	28,744
9,979		Ventas, Inc	451,550
21,329	e*	Virgin Media, Inc	365,579
10,366		Vornado Realty Trust	911,690
4,225		WABCO Holdings, Inc	211,630
3,821	e*	Washington Real Estate Investment Trust	120,018
5,601	e*	Weingarten Realty Investors	176,095
2,500		Winthrop Realty Trust	13,225
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	31,567,086

HOTELS AND OTHER LODGING PLACES - 0.40%
1,830	e*	Ameristar Casinos, Inc	50,398
5,191	e*	Bluegreen Corp	37,323
4,639	e*	Boyd Gaming Corp	158,051
2,890	e*	Choice Hotels International, Inc	95,948
2,906	*	Gaylord Entertainment Co	117,606
3,859	e*	Great Wolf Resorts, Inc	37,857
2,506	*	Isle of Capri Casinos, Inc	34,508
7,976	e*	Las Vegas Sands Corp	821,927
1,580	e*	Lodgian, Inc	17,791
1,423		Marcus Corp	21,985
24,670		Marriott International, Inc (Class A)	843,221
9,069	e*	MGM Mirage	761,977
610	e*	Monarch Casino & Resort, Inc	14,689
2,408	*	Morgans Hotel Group Co	46,426
3,851	e*	Orient-Express Hotels Ltd (Class A)	221,510
1,237	*	Riviera Holdings Corp	38,100
16,152		Starwood Hotels & Resorts Worldwide, Inc	711,173
2,779	e*	Trump Entertainment Resorts, Inc	11,950
2,226	e*	Vail Resorts, Inc	119,781
13,259		Wyndham Worldwide Corp	312,382
4,187		Wynn Resorts Ltd	469,488
		TOTAL HOTELS AND OTHER LODGING PLACES	4,944,091

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.09%
786		Aaon, Inc	15,579
4,348		Actuant Corp (Class A)	147,875
7,174	*	AGCO Corp	487,689
2,626		Albany International Corp (Class A)	97,425
3,096	*	Allis-Chalmers Energy, Inc	45,666
1,860	*	Altra Holdings, Inc	30,932
496		Ampco-Pittsburgh Corp	18,912
105,506		Applied Materials, Inc	1,873,787

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,755	*	Astec Industries, Inc	$65,268
1,774	e*	ASV, Inc	24,570
6,675	*	Asyst Technologies, Inc	21,761
10,189	e*	Axcelis Technologies, Inc	46,869
5,270		Black & Decker Corp	367,056
1,195		Black Box Corp	43,223
3,167	*	Blount International, Inc	38,986
3,442	e*	Briggs & Stratton Corp	77,996
29,510	*	Brocade Communications Systems, Inc	216,603
5,560	*	Brooks Automation, Inc	73,448
2,667		Bucyrus International, Inc (Class A)	265,073
5,163		Carlisle Cos, Inc	191,186
1,107	e*	Cascade Corp	51,431
49,314		Caterpillar, Inc	3,578,224
6,306	*	Cirrus Logic, Inc	33,296
1,214	*	Columbus McKinnon Corp	39,601
6,439	*	Cray, Inc	38,570
7,886		Cummins, Inc	1,004,440
3,255		Curtiss-Wright Corp	163,401
2,621	e*	Cymer, Inc	102,036
34,612		Deere & Co	3,223,069
174,813	*	Dell, Inc	4,284,667
5,077		Diebold, Inc	147,131
6,024		Donaldson Co, Inc	279,393
15,435		Dover Corp	711,399
6,235	*	Dresser-Rand Group, Inc	243,477
1,925	*	Dril-Quip, Inc	107,146
5,230	*	Electronics for Imaging, Inc	117,570
161,633	*	EMC Corp	2,995,059
6,226	*	Emulex Corp	101,608
2,000	*	ENGlobal Corp	22,720
1,365	*	EnPro Industries, Inc	41,837
9,368	*	Entegris, Inc	80,846
7,219	*	Extreme Networks, Inc	25,555
1,416	e*	Flotek Industries, Inc	51,033
2,741	*	Flow International Corp	25,546
4,610		Flowserve Corp	443,482
10,192	*	FMC Technologies, Inc	577,886
1,264	e*	Fuel Tech, Inc	28,630
4,098	*	Gardner Denver, Inc	135,234
647	e*	Gehl Co	10,378
792,716	d	General Electric Co	29,385,982
2,719	e*	Goodman Global, Inc	66,724
738	e*	Gorman-Rupp Co	23,026
5,188		Graco, Inc	193,305
10,014	*	Grant Prideco, Inc	555,877
800		Hardinge, Inc	13,424
206,164		Hewlett-Packard Co	10,407,159
397	*	Hurco Cos, Inc	17,329
5,713		IDEX Corp	206,411
4,169	*	Immersion Corp	53,989
20,912		Ingersoll-Rand Co Ltd (Class A)	971,781
4,409	*	Intermec, Inc	89,547
105,410		International Business Machines Corp	11,394,821

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
25,059		International Game Technology	$1,100,842
2,352	*	Intevac, Inc	34,198
3,240	e*	Isilon Systems, Inc	16,459
14,281		Jabil Circuit, Inc	218,071
8,412		Joy Global, Inc	553,678
921	*	Kadant, Inc	27,326
1,994	e*	Kaydon Corp	108,753
5,686		Kennametal, Inc	215,272
4,096	*	Kulicke & Soffa Industries, Inc	28,099
9,823	*	Lam Research Corp	424,648
4,105		Lennox International, Inc	170,029
6,886	*	Lexmark International, Inc (Class A)	240,046
832	e*	Lindsay Manufacturing Co	58,814
1,012		Lufkin Industries, Inc	57,977
9,882		Manitowoc Co, Inc	482,538
3,235	*	Micros Systems, Inc	226,968
1,266	e*	Middleby Corp	97,001
2,202	e*	Modine Manufacturing Co	36,355
407		Nacco Industries, Inc (Class A)	40,574
1,277	*	NATCO Group, Inc (Class A)	69,150
2,509	*	Netgear, Inc	89,496
2,745		Nordson Corp	159,100
3,756	*	Oil States International, Inc	128,155
9,195		Pall Corp	370,742
7,886	e*	Palm, Inc	49,997
11,592	*	Quantum Corp	31,182
2,563	e*	Rackable Systems, Inc	25,630
2,125	*	RBC Bearings, Inc	92,353
749	*	Rimage Corp	19,437
1,427	*	Riverbed Technology, Inc	38,158
1,027		Robbins & Myers, Inc	77,672
11,896		Rockwell Automation, Inc	820,348
8,149	e*	Safeguard Scientifics, Inc	14,668
17,151	*	SanDisk Corp	568,899
801	e*	Sauer-Danfoss, Inc	20,065
1,906	e*	Scansource, Inc	61,659
4,426	e*	Scientific Games Corp (Class A)	147,165
42,435		Seagate Technology, Inc	1,082,093
2,131	m,v*	Seagate Technology, Inc	(0)
861	e*	Semitool, Inc	7,473
2,487	e*	Sigma Designs, Inc	137,282
487	e*	Silicon Graphics, Inc	8,902
9,117	e*	SourceForge, Inc	22,337
4,139		SPX Corp	425,696
908		Standex International Corp	15,845
2,311	e*	STEC, Inc	20,198
405	*	T-3 Energy Services, Inc	19,039
1,238	*	Tecumseh Products Co (Class A)	28,982
1,122		Tennant Co	49,693
13,669	*	Teradata Corp	374,667
8,096	*	Terex Corp	530,855
7,471		Timken Co	245,422
3,451	e*	Toro Co	187,872
13,507		Trane, Inc	630,912

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,559	e*	TurboChef Technologies, Inc	$58,724
334		Twin Disc, Inc	23,637
1,844	e*	Ultratech, Inc	20,911
9,998	*	Varian Medical Systems, Inc	521,496
4,504	e*	VeriFone Holdings, Inc	104,718
1,876	e*	Watsco, Inc	68,962
17,345	*	Western Digital Corp	523,992
2,409		Woodward Governor Co	163,692
5,840	*	Zebra Technologies Corp (Class A)	202,648
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	88,591,516

INSTRUMENTS AND RELATED PRODUCTS - 4.68%
1,448	*	Abaxis, Inc	51,925
1,257	e*	Abiomed, Inc	19,534
1,460	e*	Accuray, Inc	22,221
4,345	*	Advanced Medical Optics, Inc	106,583
4,623	*	Affymetrix, Inc	106,976
31,058	*	Agilent Technologies, Inc	1,141,071
5,548	*	Align Technology, Inc	92,541
23,574		Allergan, Inc	1,514,394
5,289	e*	American Medical Systems Holdings, Inc	76,479
531		American Science & Engineering, Inc	30,134
1,240		Analogic Corp	83,973
1,598	*	Anaren, Inc	26,351
2,859	*	Angiodynamics, Inc	54,435
12,905		Applera Corp (Applied Biosystems Group)	437,738
929	*	Argon ST, Inc	17,242
1,986	e*	Arthrocare Corp	95,427
1,064	e*	Aspect Medical Systems, Inc	14,896
710	e*	Badger Meter, Inc	31,915
7,906		Bard (C.R.), Inc	749,489
50,183		Baxter International, Inc	2,913,123
4,916		Beckman Coulter, Inc	357,885
18,904		Becton Dickinson & Co	1,579,996
1,659	*	Bio-Rad Laboratories, Inc (Class A)	171,906
102,399	*	Boston Scientific Corp	1,190,900
4,735	*	Bruker BioSciences Corp	62,976
845	e*	Cantel Medical Corp	12,320
6,208	e*	Cepheid, Inc	163,581
1,401	e*	Cohu, Inc	21,435
2,009	*	Conmed Corp	46,428
3,217		Cooper Cos, Inc	122,246
38,153		Covidien Ltd	1,689,796
11,551	*	Credence Systems Corp	27,953
985	*	Cutera, Inc	15,465
1,364	e*	Cyberonics, Inc	17,950
565	e*	Cynosure, Inc (Class A)	14,950
18,939		Danaher Corp	1,661,708
993		Datascope Corp	36,145
12,021		Dentsply International, Inc	541,185
1,435	e*	Dionex Corp	118,904
3,541		DRS Technologies, Inc	192,170
890	*	Eagle Test Systems, Inc	11,374
22,118	e*	Eastman Kodak Co	483,721

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
60,837		Emerson Electric Co	$3,447,024
1,677	e*	ESCO Technologies, Inc	66,979
2,236	*	Esterline Technologies Corp	115,713
2,977	*	ev3, Inc	37,838
900	*	Excel Technology, Inc	24,390
1,082	e*	FARO Technologies, Inc	29,409
2,562	e*	FEI Co	63,614
10,426	e*	Flir Systems, Inc	326,334
3,441	*	Formfactor, Inc	113,897
3,552	*	Fossil, Inc	149,113
8,714	e*	Garmin Ltd	845,258
2,669	*	Haemonetics Corp	168,200
9,404	*	Hologic, Inc	645,491
803	e*	ICU Medical, Inc	28,916
1,409	*	I-Flow Corp	22,234
1,718	*	II-VI, Inc	52,485
4,350	e*	Illumina, Inc	257,781
1,167	e*	Integra LifeSciences Holdings Corp	48,932
2,861	*	Intuitive Surgical, Inc	928,395
1,833	e*	Invacare Corp	46,192
5,000	*	ION Geophysical Corp	78,900
2,816	e*	Ionatron, Inc	8,054
2,184	e*	Itron, Inc	209,598
2,349	*	Ixia	22,269
223,350		Johnson & Johnson	14,897,445
730	*	Kensey Nash Corp	21,842
14,622		Kla-Tencor Corp	704,196
4,294	e*	L-1 Identity Solutions, Inc	77,077
17,367	e*	LTX Corp	55,227
900	e*	Masimo Corp	35,505
708	e*	Measurement Specialties, Inc	15,647
911	*	Medical Action Industries, Inc	18,994
88,418		Medtronic, Inc	4,444,773
3,404	e*	Mentor Corp	133,096
1,974	*	Merit Medical Systems, Inc	27,439
2,916	*	Mettler-Toledo International, Inc	331,841
1,111	e*	Micrus Endovascular Corp	21,864
4,373	e*	Millipore Corp	320,016
2,677	e*	Mine Safety Appliances Co	138,856
3,655	*	MKS Instruments, Inc	69,957
1,160		Movado Group, Inc	29,336
1,493		MTS Systems Corp	63,706
4,144		National Instruments Corp	138,120
1,239	e*	Natus Medical, Inc	23,975
3,159	e*	Newport Corp	40,404
1,400	e*	Northstar Neuroscience, Inc	13,020
2,232	*	NuVasive, Inc	88,209
1,473	e*	NxStage Medical, Inc	22,345
1,201	*	Orthofix International NV	69,622
258	*	OYO Geospace Corp	19,443
1,095	e*	Palomar Medical Technologies, Inc	16,775
9,063		PerkinElmer, Inc	235,819
17,512		Pitney Bowes, Inc	666,156
6,206	e*	Resmed, Inc	326,001

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,652	*	Respironics, Inc	$370,093
13,022		Rockwell Collins, Inc	937,193
2,774	*	Rofin-Sinar Technologies, Inc	133,457
6,901		Roper Industries, Inc	431,589
1,888	*	Rudolph Technologies, Inc	21,372
4,174	e*	Sirf Technology Holdings, Inc	104,893
1,128	e*	Sirona Dental Systems, Inc	37,765
1,949	*	Sonic Innovations, Inc	15,046
1,326	e*	Sonic Solutions, Inc	13,777
1,231	*	SonoSite, Inc	41,448
2,046	e*	Spectranetics Corp	31,365
26,281	*	St. Jude Medical, Inc	1,068,060
5,379		STERIS Corp	155,130
23,367		Stryker Corp	1,745,982
2,328	*	Symmetry Medical, Inc	40,577
3,374	*	Techne Corp	222,853
2,554	*	Teledyne Technologies, Inc	136,205
13,384	*	Teradyne, Inc	138,391
32,376	*	Thermo Electron Corp	1,867,448
3,898	*	Thoratec Corp	70,905
9,094	e*	Trimble Navigation Ltd	275,003
2,586	*	Varian, Inc	168,866
1,843	e*	Veeco Instruments, Inc	30,778
2,151	*	Ventana Medical Systems, Inc	187,632
1,742	e*	Vital Images, Inc	31,478
832		Vital Signs, Inc	42,532
4,143	*	Vivus, Inc	21,461
1,746	*	Volcano Corp	21,842
7,952	*	Waters Corp	628,765
2,172	e*	Wright Medical Group, Inc	63,357
72,154		Xerox Corp	1,168,173
1,511	*	X-Rite, Inc	17,558
18,265	*	Zimmer Holdings, Inc	1,208,230
1,434	*	Zoll Medical Corp	38,316
1,229	*	Zygo Corp	15,313
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	58,434,016

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
22,975		AON Corp	1,095,678
8,720		Brown & Brown, Inc	204,920
1,201	e*	Crawford & Co (Class B)	4,984
7,414	e*	Gallagher (Arthur J.) & Co	179,345
24,281		Hartford Financial Services Group, Inc	2,117,060
2,857		Hilb Rogal & Hobbs Co	115,908
41,672		Marsh & McLennan Cos, Inc	1,103,058
2,733	e*	National Financial Partners Corp	124,652
1,801	*	United America Indemnity Ltd (Class A)	35,876
721		White Mountains Insurance Group Ltd	370,630
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	5,352,111

INSURANCE CARRIERS - 4.59%
25,386	e*	ACE Ltd	1,568,347
39,208		Aetna, Inc	2,263,478
37,501		Aflac, Inc	2,348,688

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,413		Alfa Corp	$52,290
441	*	Alleghany Corp	177,282
5,215		Allied World Assurance Holdings Ltd	261,637
43,615		Allstate Corp	2,278,011
8,033	e*	Ambac Financial Group, Inc	207,010
3,771		American Equity Investment Life Holding Co	31,262
5,978		American Financial Group, Inc	172,645
172,274		American International Group, Inc	10,043,574
1,393		American National Insurance Co	168,887
1,012		American Physicians Capital, Inc	41,958
3,835	*	AMERIGROUP Corp	139,786
1,343	*	Amerisafe, Inc	20,830
1,831	e*	Amtrust Financial Services, Inc	25,213
4,136	*	Arch Capital Group Ltd	290,968
2,387	*	Argo Group International Holdings Ltd	100,564
6,388		Aspen Insurance Holdings Ltd	184,230
9,572		Assurant, Inc	640,367
4,931		Assured Guaranty Ltd	130,869
12,255		Axis Capital Holdings Ltd	477,577
711		Baldwin & Lyons, Inc (Class B)	19,524
3,736	*	Centene Corp	102,516
30,976		Chubb Corp	1,690,670
13,764		Cincinnati Financial Corp	544,229
2,569	e*	Citizens, Inc	14,207
1,739		CNA Financial Corp	58,639
1,063	*	CNA Surety Corp	21,037
3,890	e*	Commerce Group, Inc	139,962
13,444	*	Conseco, Inc	168,857
539	*	Darwin Professional Underwriters, Inc	13,028
3,312		Delphi Financial Group, Inc (Class A)	116,847
419		Donegal Group, Inc (Class A)	7,194
178		EMC Insurance Group, Inc	4,213
4,260		Employers Holdings, Inc	71,185
5,267		Endurance Specialty Holdings Ltd	219,792
506	e*	Enstar Group Ltd	61,945
3,673	e*	Erie Indemnity Co (Class A)	190,592
4,891		Everest Re Group Ltd	491,056
1,117		FBL Financial Group, Inc (Class A)	38,570
15,770		Fidelity National Title Group, Inc (Class A)	230,400
1,688	*	First Acceptance Corp	7,123
7,218	e*	First American Corp	246,278
906	*	First Mercury Financial Corp	22,106
1,033		Flagstone Reinsurance Holdings Ltd	14,359
665	*	Fpic Insurance Group, Inc	28,582
32,705		Genworth Financial, Inc (Class A)	832,342
642	e*	Greenlight Capital Re Ltd (Class A)	13,347
3,730		Hanover Insurance Group, Inc	170,834
1,021		Harleysville Group, Inc	36,123
9,561		HCC Insurance Holdings, Inc	274,209
8,153	*	Health Net, Inc	393,790
2,904	*	HealthExtras, Inc	75,736
3,465	*	Healthspring, Inc	66,008
2,772		Horace Mann Educators Corp	52,502
12,904	*	Humana, Inc	971,800

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
477	e*	Independence Holding Co	$6,034
1,955		Infinity Property & Casualty Corp	70,634
4,642		IPC Holdings Ltd	134,015
246		Kansas City Life Insurance Co	10,723
1,241	e*	LandAmerica Financial Group, Inc	41,511
12,740		Leucadia National Corp	600,054
20,870		Lincoln National Corp	1,215,051
33,500		Loews Corp	1,686,390
804	*	Markel Corp	394,844
4,401		Max Re Capital Ltd	123,184
10,168	e*	MBIA, Inc	189,430
1,740	*	Meadowbrook Insurance Group, Inc	16,373
2,119		Mercury General Corp	105,547
36,101		Metlife, Inc	2,224,544
5,996	e*	MGIC Investment Corp	134,490
655		Midland Co	42,372
1,647	*	Molina Healthcare, Inc	63,739
8,145		Montpelier Re Holdings Ltd	138,546
1,070	e*	National Interstate Corp	35,417
147		National Western Life Insurance Co (Class A)	30,483
3,844		Nationwide Financial Services, Inc (Class A)	173,018
840	*	Navigators Group, Inc	54,600
393	e*	NYMAGIC, Inc	9,090
1,911		Odyssey Re Holdings Corp	70,153
18,927	e*	Old Republic International Corp	291,665
2,079		OneBeacon Insurance Group Ltd	44,699
4,562		PartnerRe Ltd	376,502
4,191	*	Philadelphia Consolidated Holding Co	164,916
8,285		Phoenix Cos, Inc	98,343
4,348		Platinum Underwriters Holdings Ltd	154,615
2,758	*	PMA Capital Corp (Class A)	22,671
6,414	e*	PMI Group, Inc	85,178
1,376		Presidential Life Corp	24,094
3,319	e*	Primus Guaranty Ltd	23,266
20,800		Principal Financial Group	1,431,872
2,295	*	ProAssurance Corp	126,041
55,262	*	Progressive Corp	1,058,820
5,164		Protective Life Corp	211,827
35,728		Prudential Financial, Inc	3,324,133
5,978	e*	Radian Group, Inc	69,823
1,314	e*	RAM Holdings Ltd	6,491
2,042		Reinsurance Group Of America, Inc	107,164
5,779		RenaissanceRe Holdings Ltd	348,127
1,621	e*	RLI Corp	92,057
8,227		Safeco Corp	458,079
876		Safety Insurance Group, Inc	32,079
4,855	v*	Scottish Re Group Ltd	3,496
1,144	*	SeaBright Insurance Holdings, Inc	17,252
1,745	e*	Security Capital Assurance Ltd	6,788
4,248		Selective Insurance Group, Inc	97,662
4,232		Stancorp Financial Group, Inc	213,208
2,075		State Auto Financial Corp	54,573
1,175	e*	Stewart Information Services Corp	30,656
7,429		Torchmark Corp	449,677

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,072		Tower Group, Inc	$35,805
2,017		Transatlantic Holdings, Inc	146,575
50,737		Travelers Cos, Inc	2,729,651
737	e*	Triad Guaranty, Inc	7,223
1,260		United Fire & Casualty Co	36,653
103,147		UnitedHealth Group, Inc	6,003,155
3,532		Unitrin, Inc	169,501
3,755	e*	Universal American Financial Corp	96,090
27,599		UnumProvident Corp	656,580
1,000	*	Validus Holdings Ltd	25,980
12,543		W.R. Berkley Corp	373,907
3,146	e*	WellCare Health Plans, Inc	133,422
117		Wesco Financial Corp	47,619
13,977		XL Capital Ltd (Class A)	703,183
3,038		Zenith National Insurance Corp	135,890
		TOTAL INSURANCE CARRIERS	57,332,325

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
8,912	*	Corrections Corp of America	262,993
3,930	*	Geo Group, Inc	110,040
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	373,033

LEATHER AND LEATHER PRODUCTS - 0.11%
27,833	*	Coach, Inc	851,133
6,309	e*	CROCS, Inc	232,234
1,742	e*	Genesco, Inc	65,848
3,936	*	Iconix Brand Group, Inc	77,382
1,492		Steven Madden Ltd	29,840
3,526	*	Timberland Co (Class A)	63,750
334	e*	Weyco Group, Inc	9,185
4,349		Wolverine World Wide, Inc	106,637
		TOTAL LEATHER AND LEATHER PRODUCTS	1,436,009

LEGAL SERVICES - 0.02%
3,361	*	FTI Consulting, Inc	207,172
651	e*	Pre-Paid Legal Services, Inc	36,033
		TOTAL LEGAL SERVICES	243,205

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00% **
670	e*	Emergency Medical Services Corp (Class A)	19,618
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	19,618

LUMBER AND WOOD PRODUCTS - 0.02%
640	e*	American Woodmark Corp	11,635
6,272	*	Champion Enterprises, Inc	59,082
793	e*	Deltic Timber Corp	40,832
6,940	e*	Louisiana-Pacific Corp	94,939
508	e*	Skyline Corp	14,910
1,139		Universal Forest Products, Inc	33,555
		TOTAL LUMBER AND WOOD PRODUCTS	254,953

METAL MINING - 0.51%
4,258	*	Apex Silver Mines Ltd	64,892
3,329	e*	Cleveland-Cliffs, Inc	335,563

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
21,244	e*	Coeur d'Alene Mines Corp	$104,945
3,072		Foundation Coal Holdings, Inc	161,280
29,384		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,010,097
10,241	e*	Hecla Mining Co	95,753
32,810		Newmont Mining Corp	1,602,112
2,001	*	Patriot Coal Corp	83,522
3,490	*	Rosetta Resources, Inc	69,207
2,555	e*	Royal Gold, Inc	77,979
3,890	e*	ShengdaTech, Inc	56,211
5,502	e*	Southern Copper Corp	578,425
3,801	e*	Stillwater Mining Co	36,718
4,918	e*	Uranium Resources, Inc	61,377
3,428	*	US Gold Corp	10,147
		TOTAL METAL MINING	6,348,228

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.30%
1,767	*	Armstrong World Industries, Inc	70,874
1,955		Blyth, Inc	42,893
4,917		Callaway Golf Co	85,703
3,000	e*	Daktronics, Inc	67,710
11,981		Fortune Brands, Inc	866,945
11,587		Hasbro, Inc	296,395
2,532	e*	Jakks Pacific, Inc	59,781
396	e*	Marine Products Corp	2,776
29,869		Mattel, Inc	568,706
1,989	e*	Nautilus, Inc	9,647
1,490	*	RC2 Corp	41,824
634	e*	Russ Berrie & Co, Inc	10,372
3,210	*	Shuffle Master, Inc	38,488
569		Steinway Musical Instruments, Inc	15,687
38,133		Tyco International Ltd	1,511,973
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,689,774

MISCELLANEOUS RETAIL - 1.29%
2,238	e*	1-800-FLOWERS.COM, Inc (Class A)	19,538
973	*	AC Moore Arts & Crafts, Inc	13,379
23,319	*	Amazon.com, Inc	2,160,272
3,469		Barnes & Noble, Inc	119,507
26,585		Best Buy Co, Inc	1,399,700
1,344	e*	Big 5 Sporting Goods Corp	19,380
1,266	e*	Blue Nile, Inc	86,164
963	e*	Books-A-Million, Inc	11,479
4,275	e*	Borders Group, Inc	45,529
918	e*	Build-A-Bear Workshop, Inc	12,806
2,005		Cash America International, Inc	64,762
3,455	e*	CKX, Inc	41,460
4,691	e*	Coldwater Creek, Inc	31,383
113,625		CVS Corp	4,516,594
6,440	e*	Dick's Sporting Goods, Inc	178,774
7,089	*	Dollar Tree Stores, Inc	183,747
2,427	*	Ezcorp, Inc (Class A)	27,401
2,096	*	GSI Commerce, Inc	40,872
2,889	e*	Hibbett Sports, Inc	57,722
2,385		Longs Drug Stores Corp	112,095

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,771		MSC Industrial Direct Co (Class A)	$152,612
2,490	e*	Nutri/System, Inc	67,180
21,258	*	Office Depot, Inc	295,699
5,442	e*	OfficeMax, Inc	112,432
2,357	e*	Overstock.com, Inc	36,604
9,871		Petsmart, Inc	232,265
3,018	e*	Priceline.com, Inc	346,647
963		Pricesmart, Inc	28,948
55,089	e*	Rite Aid Corp	153,698
6,099	e*	Sears Holdings Corp	622,403
1,063	*	Shutterfly, Inc	27,234
1,216	e*	Stamps.com, Inc	14,811
55,396		Staples, Inc	1,277,986
1,129	e*	Systemax, Inc	22,941
10,661		Tiffany & Co	490,726
1,657	e*	Valuevision International, Inc (Class A)	10,423
76,996		Walgreen Co	2,932,008
2,077	e*	World Fuel Services Corp	60,295
3,965	e*	Zale Corp	63,678
1,933	e*	Zumiez, Inc	47,088
		TOTAL MISCELLANEOUS RETAIL	16,138,242

MOTION PICTURES - 1.05%
3,122	*	Avid Technology, Inc	88,477
15,402	e*	Blockbuster, Inc (Class A)	60,068
633	e*	Carmike Cinemas, Inc	4,596
45,966		CBS Corp (Class B)	1,252,574
2,032	e*	Cinemark Holdings, Inc	34,544
20,487	*	Discovery Holding Co (Class A)	515,043
4,801	*	DreamWorks Animation SKG, Inc (Class A)	122,618
1,062	*	Gaiam, Inc (Class A)	31,520
3,874	*	Macrovision Corp	71,010
3,000		National CineMedia, Inc	75,630
175,717		News Corp (Class A)	3,600,441
6,662	e*	Regal Entertainment Group (Class A)	120,382
11,027	e*	Time Warner Telecom, Inc (Class A)	223,738
290,310		Time Warner, Inc	4,793,018
46,850	*	Viacom, Inc (Class B)	2,057,652
		TOTAL MOTION PICTURES	13,051,311

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00% **
4,031	e*	Premier Exhibitions, Inc	44,099
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	44,099

NONDEPOSITORY INSTITUTIONS - 1.25%
4,721		Advance America Cash Advance Centers, Inc	47,965
2,678		Advanta Corp (Class B)	21,611
5,840	e*	Aldabra 2 Acquisition Corp	56,882
5,980	e*	Alternative Asset Management Acquisition Corp	54,717
14,873	e*	American Capital Strategies Ltd	490,214
79,791		American Express Co	4,150,728
8,492	e*	AmeriCredit Corp	108,613
6,437	e*	Ares Capital Corp	94,173
768	e*	Asta Funding, Inc	20,306

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
30,000		Capital One Financial Corp	$1,417,800
11,168		CapitalSource, Inc	196,445
3,539	e*	Centerline Holding Co	26,967
2,500		Chimera Investment Corp	44,700
14,923		CIT Group, Inc	358,600
1,560	e*	CompuCredit Corp	15,569
45,573		Countrywide Financial Corp	407,423
639	e*	Credit Acceptance Corp	13,208
35,866		Discover Financial Services	540,859
1,148	*	Encore Capital Group, Inc	11,113
1,662	e*	Energy Infrastructure Acquisition Corp	16,853
75,131		Fannie Mae	3,003,737
556	e*	Federal Agricultural Mortgage Corp (Class C)	14,634
1,638	e*	Financial Federal Corp	36,511
1,940	*	First Cash Financial Services, Inc	28,479
4,281	e*	First Marblehead Corp	65,499
50,478		Freddie Mac	1,719,785
3,730	*	GLG Partners Inc	50,728
2,565	*	Guaranty Financial Group, Inc	41,051
1,694	e*	Hercules Technology Growth Capital, Inc	21,039
2,303	e*	Information Services Group, Inc	15,776
5,000	e*	INVESTools, Inc	88,700
1,200		Kohlberg Capital Corp	14,400
2,739	e*	Marathon Acquisition Corp	21,309
3,841		MCG Capital Corp	44,517
1,000	*	Mercadolibre, Inc	73,880
1,264	e*	Nelnet, Inc (Class A)	16,065
965	e*	NewStar Financial, Inc	7,990
1,077	e*	NGP Capital Resources Co	16,834
2,100	*	NRDC Acquisition Corp	19,257
1,850	e*	NTR Acquisition Co	17,575
2,663	e*	Ocwen Financial Corp	14,753
1,325	e*	Patriot Capital Funding, Inc	13,369
3,898	*	PHH Corp	68,761
31,739	e*	SLM Corp	639,223
293	e*	Student Loan Corp	32,230
18,704		Textron, Inc	1,333,595
1,553	e*	TICC Capital Corp	14,334
3,600	e*	Triplecrown Acquisition Corp	32,904
1,438	e*	World Acceptance Corp	38,797
		TOTAL NONDEPOSITORY INSTITUTIONS	15,600,478

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
2,631	e*	AMCOL International Corp	94,795
2,169		Compass Minerals International, Inc	88,929
8,275	e*	General Moly Inc	96,569
7,840	e*	Vulcan Materials Co	620,066
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	900,359

OIL AND GAS EXTRACTION - 3.52%
35,601		Anadarko Petroleum Corp	2,338,630
676	e*	APCO Argentina, Inc	18,604
2,784	*	Arena Resources, Inc	116,121
1,983		Atlas America, Inc	117,354

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,404	*	ATP Oil & Gas Corp	$70,958
2,134	*	Atwood Oceanics, Inc	213,912
24,882		Baker Hughes, Inc	2,017,930
2,980	e*	Basic Energy Services, Inc	65,411
2,821		Berry Petroleum Co (Class A)	125,393
1,923	*	Bill Barrett Corp	80,516
22,874		BJ Services Co	554,923
908	*	Bois d'Arc Energy, Inc	18,024
2,504	*	Brigham Exploration Co	18,830
1,640	e*	Bronco Drilling Co, Inc	24,354
3,928	*	Cal Dive International, Inc	52,007
1,403	*	Callon Petroleum Co	23,079
16,786	*	Cameron International Corp	807,910
1,637	*	Carrizo Oil & Gas, Inc	89,626
3,680	e*	Cheniere Energy, Inc	120,115
35,452	e*	Chesapeake Energy Corp	1,389,718
6,300		Cimarex Energy Co	267,939
312	*	Clayton Williams Energy, Inc	9,722
1,874	*	CNX Gas Corp	59,874
2,861	e*	Complete Production Services, Inc	51,412
3,003	*	Comstock Resources, Inc	102,102
1,500	*	Concho Resources, Inc	30,915
964	*	Contango Oil & Gas Co	49,058
1,989	*	Continental Resources, Inc	51,973
616	e*	Dawson Geophysical Co	44,019
5,147	e*	Delta Petroleum Corp	97,021
18,200	*	Denbury Resources, Inc	541,450
5,113	e*	Diamond Offshore Drilling, Inc	726,046
3,861	*	Edge Petroleum Corp	22,896
3,566	*	Encore Acquisition Co	118,997
2,414	*	Energy Partners Ltd	28,509
11,569		ENSCO International, Inc	689,744
9,172		Equitable Resources, Inc	488,684
4,313	e*	EXCO Resources, Inc	66,765
4,490	*	Exterran Holdings, Inc	367,282
5,991	*	Forest Oil Corp	304,582
2,564	*	FX Energy, Inc	14,564
5,057	e*	GeoGlobal Resources, Inc	25,032
504	*	Geokinetics, Inc	9,803
7,921	*	Global Industries Ltd	169,668
1,138	e*	GMX Resources, Inc	36,735
1,299	e*	Goodrich Petroleum Corp	29,383
13,526	*	Grey Wolf, Inc	72,094
1,426	*	Gulfport Energy Corp	26,039
70,513		Halliburton Co	2,673,148
3,621	e*	Harvest Natural Resources, Inc	45,263
6,635	e*	Helix Energy Solutions Group, Inc	275,353
8,374		Helmerich & Payne, Inc	335,546
6,388	*	Hercules Offshore, Inc	151,907
710		Kayne Anderson Energy Development Co	16,266
6,401	*	Mariner Energy, Inc	146,455
3,931	e*	McMoRan Exploration Co	51,457
9,213	*	Meridian Resource Corp	16,676
22,288	e*	Nabors Industries Ltd	610,468

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
27,198	*	National Oilwell Varco, Inc	$1,997,965
4,959	*	Newpark Resources, Inc	27,027
20,600		Noble Corp	1,164,106
3,977	*	Oceaneering International, Inc	267,851
14,732	*	Oilsands Quest, Inc	60,107
2,451	*	Parallel Petroleum Corp	43,211
8,740	e*	Parker Drilling Co	65,987
11,849		Patterson-UTI Energy, Inc	231,292
2,734		Penn Virginia Corp	119,284
416	m,v*	PetroCorp	(0)
12,310	*	PetroHawk Energy Corp	213,086
1,132	e*	Petroleum Development Corp	66,935
3,247	*	Petroquest Energy, Inc	46,432
4,643	*	Pioneer Drilling Co	55,159
9,107		Pioneer Natural Resources Co	444,786
9,332	*	Plains Exploration & Production Co	503,928
12,559	*	Pride International, Inc	425,750
3,651	*	Quicksilver Resources, Inc	217,563
10,984		Range Resources Corp	564,138
8,532		Rowan Cos, Inc	336,673
2,562	e*	RPC, Inc	30,001
91,004		Schlumberger Ltd	8,952,063
2,107	e*	SEACOR Holdings, Inc	195,403
15,094		Smith International, Inc	1,114,692
13,058	*	Southwestern Energy Co	727,592
4,851		St. Mary Land & Exploration Co	187,297
1,777	*	Stone Energy Corp	83,359
8,618	e*	Sulphco, Inc	44,986
5,918	*	Superior Energy Services	203,698
731	e*	Superior Offshore International, Inc	3,670
728	e*	Superior Well Services, Inc	15,448
2,664	*	Swift Energy Co	117,296
6,751	e*	Tetra Technologies, Inc	105,113
4,184	e*	Tidewater, Inc	229,534
1,946	e*	Toreador Resources Corp	13,603
23,761		Transocean, Inc	3,401,387
789	e*	Trico Marine Services, Inc	29,209
3,774	e*	TXCO Resources, Inc	45,514
1,041	*	Union Drilling, Inc	16,417
3,946	*	Unit Corp	182,503
3,845	e*	Vaalco Energy, Inc	17,879
908	*	Venoco, Inc	18,096
1,968	e*	W&T Offshore, Inc	58,961
5,521	e*	Warren Resources, Inc	78,012
25,827	*	Weatherford International Ltd	1,771,732
2,390	*	W-H Energy Services, Inc	134,342
3,284	*	Whiting Petroleum Corp	189,355
2,845	*	Willbros Group, Inc	108,935
36,857		XTO Energy, Inc	1,892,976
		TOTAL OIL AND GAS EXTRACTION	43,908,615

PAPER AND ALLIED PRODUCTS - 0.46%
5,337	e*	AbitibiBowater, Inc	109,996
8,629		Bemis Co	236,262

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,336	*	Buckeye Technologies, Inc	$29,200
3,976	e*	Cenveo, Inc	69,461
1,323	*	Chesapeake Corp	6,866
36,839	*	Domtar Corporation	283,292
3,112		Glatfelter	47,645
5,429	e*	Graphic Packaging Corp	20,033
2,411		Greif, Inc (Class A)	157,607
32,841		International Paper Co	1,063,392
32,723		Kimberly-Clark Corp	2,269,013
13,458		MeadWestvaco Corp	421,235
5,591	*	Mercer International, Inc	43,778
1,091		Neenah Paper, Inc	31,803
7,368		Packaging Corp of America	207,778
3,548		Rock-Tenn Co (Class A)	90,155
1,100		Schweitzer-Mauduit International, Inc	28,501
18,559	*	Smurfit-Stone Container Corp	195,983
7,272		Sonoco Products Co	237,649
7,697		Temple-Inland, Inc	160,482
3,238	e*	Wausau Paper Corp	29,110
		TOTAL PAPER AND ALLIED PRODUCTS	5,739,241

PERSONAL SERVICES - 0.14%
10,956		Cintas Corp	368,341
1,726	*	Coinstar, Inc	48,587
376	e*	CPI Corp	8,855
2,089		G & K Services, Inc (Class A)	78,379
24,992		H&R Block, Inc	464,101
2,460	e*	Jackson Hewitt Tax Service, Inc	78,105
3,440		Regis Corp	96,182
5,487	e*	Sally Beauty Holdings, Inc	49,657
21,386		Service Corp International	300,473
1,231	*	Steiner Leisure Ltd	54,361
1,120		Unifirst Corp	42,560
3,142	e*	Weight Watchers International, Inc	141,956
		TOTAL PERSONAL SERVICES	1,731,557

PETROLEUM AND COAL PRODUCTS - 7.49%
1,047	e*	Alon USA Energy, Inc	28,457
25,356		Apache Corp	2,726,784
4,084		Ashland, Inc	193,704
7,178		Cabot Oil & Gas Corp	289,776
165,869		Chevron Corp	15,480,554
126,125		ConocoPhillips	11,136,838
1,500	*	CVR Energy Inc	37,410
440		Delek US Holdings, Inc	8,901
34,380		Devon Energy Corp	3,056,726
18,879		EOG Resources, Inc	1,684,951
434,414		Exxon Mobil Corp	40,700,248
8,001		Frontier Oil Corp	324,681
3,218	e*	Headwaters, Inc	37,779
21,441		Hess Corp	2,162,539
3,201		Holly Corp	162,899
55,376		Marathon Oil Corp	3,370,183
14,185		Murphy Oil Corp	1,203,455

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
10,157	*	Newfield Exploration Co	$535,274
12,925		Noble Energy, Inc	1,027,796
11,500	e*	Nova Biosource Fuels, Inc	33,350
64,351		Occidental Petroleum Corp	4,954,383
2,100	*	SandRidge Energy, Inc	75,306
9,360		Sunoco, Inc	678,038
10,753		Tesoro Corp	512,918
42,330		Valero Energy Corp	2,964,370
1,308		WD-40 Co	49,665
1,978	e*	Western Refining, Inc	47,887
		TOTAL PETROLEUM AND COAL PRODUCTS	93,484,872

PIPELINES, EXCEPT NATURAL GAS - 0.10%
48,629		Spectra Energy Corp	1,255,601
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,255,601

PRIMARY METAL INDUSTRIES - 1.07%
9,338	*	AK Steel Holding Corp	431,789
66,425		Alcoa, Inc	2,427,834
7,826		Allegheny Technologies, Inc	676,166
3,056	e*	Belden CDT, Inc	135,992
1,752	*	Brush Engineered Materials, Inc	64,859
3,808		Carpenter Technology Corp	286,247
2,429	e*	Century Aluminum Co	131,020
625	*	Claymont Steel, Inc	14,594
637	e*	Coleman Cable, Inc	6,020
4,847	*	CommScope, Inc	238,544
119,978		Corning, Inc	2,878,272
1,929	e*	Encore Wire Corp	30,710
33	e*	Esmark, Inc	466
3,795	e*	General Cable Corp	278,098
1,509	e*	Gibraltar Industries, Inc	23,269
854	*	Haynes International, Inc	59,353
1,740	*	Horsehead Holding Corp	29,528
4,335		Hubbell, Inc (Class B)	223,686
1,309	*	LB Foster Co (Class A)	67,715
2,004		Matthews International Corp (Class A)	93,927
2,587		Mueller Industries, Inc	74,997
639	e*	Northwest Pipe Co	25,010
23,211		Nucor Corp	1,374,555
553		Olympic Steel, Inc	17,536
10,582		Precision Castparts Corp	1,467,723
2,691	e*	Quanex Corp	139,663
1,766	e*	RTI International Metals, Inc	121,730
1,899		Schnitzer Steel Industries, Inc (Class A)	131,278
6,898	e*	Steel Dynamics, Inc	410,914
1,275	e*	Superior Essex, Inc	30,600
2,048	e*	Texas Industries, Inc	143,565
4,971	e*	Titanium Metals Corp	131,483
1,985	e*	Tredegar Corp	31,919
8,926		United States Steel Corp	1,079,243
475	*	Universal Stainless & Alloy	16,896
4,916	e*	Worthington Industries, Inc	87,898
		TOTAL PRIMARY METAL INDUSTRIES	13,383,099

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
PRINTING AND PUBLISHING - 0.44%
3,945	e*	ACCO Brands Corp	$63,278
3,989		American Greetings Corp (Class A)	80,977
6,671	e*	Belo (A.H.) Corp (Class A)	116,342
2,149		Bowne & Co, Inc	37,822
763	*	Consolidated Graphics, Inc	36,487
738	e*	Courier Corp	24,361
509		CSS Industries, Inc	18,680
1,100	*	Dolan Media Co	32,087
4,632		Dun & Bradstreet Corp	410,534
1,468		Ennis, Inc	26,424
7,522	e*	EW Scripps Co (Class A)	338,565
18,597		Gannett Co, Inc	725,283
1,340	e*	GateHouse Media, Inc	11,765
4,449	e*	Harte-Hanks, Inc	76,968
4,153		John Wiley & Sons, Inc (Class A)	177,915
2,531		Journal Communications, Inc (Class A)	22,627
3,120	e*	Lee Enterprises, Inc	45,708
1,457	e*	Martha Stewart Living Omnimedia, Inc (Class A)	13,506
3,476	e*	McClatchy Co (Class A)	43,520
26,555		McGraw-Hill Cos, Inc	1,163,375
1,397		Media General, Inc (Class A)	29,686
4,055		Meredith Corp	222,944
1,000	*	MSCI, Inc	38,400
612		Multi-Color Corp	16,812
9,887	e*	New York Times Co (Class A)	173,319
1,525	e*	Playboy Enterprises, Inc (Class B)	13,908
3,226	e*	Primedia, Inc	27,421
5,474	e*	R.H. Donnelley Corp	199,692
16,772		R.R. Donnelley & Sons Co	632,975
864	e*	Schawk, Inc	13,409
2,978	*	Scholastic Corp	103,902
1,098	e*	Standard Register Co	12,803
5,095	e*	Sun-Times Media Group, Inc (Class A)	11,209
3,433	e*	Valassis Communications, Inc	40,132
3,125	e*	VistaPrint Ltd	133,906
467	e*	Washington Post Co (Class B)	369,598
		TOTAL PRINTING AND PUBLISHING	5,506,340

RAILROAD TRANSPORTATION - 0.65%
27,280		Burlington Northern Santa Fe Corp	2,270,514
32,855		CSX Corp	1,444,963
2,561	e*	Genesee & Wyoming, Inc (Class A)	61,899
5,583	e*	Kansas City Southern Industries, Inc	191,664
30,164		Norfolk Southern Corp	1,521,472
20,630		Union Pacific Corp	2,591,541
		TOTAL RAILROAD TRANSPORTATION	8,082,053

REAL ESTATE - 0.10%
14,234	e*	CB Richard Ellis Group, Inc (Class A)	306,743
406	e*	Consolidated-Tomoka Land Co	25,448
2,600		DuPont Fabros Technology Inc	50,960
5,434		Forest City Enterprises, Inc (Class A)	241,487

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,565	*	Forestar Real Estate Group, Inc	$60,524
7,117	e*	Grubb & Ellis Co	45,620
2,783		Jones Lang LaSalle, Inc	198,038
1,976	e*	LoopNet, Inc	27,763
5,414	e*	St. Joe Co	192,251
6,488	e*	Stewart Enterprises, Inc (Class A)	57,743
1,745		Thomas Properties Group, Inc	18,811
		TOTAL REAL ESTATE	1,225,388

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.30%
485	*	AEP Industries, Inc	15,525
4,612		Cooper Tire & Rubber Co	76,467
928	e*	Deckers Outdoor Corp	143,896
16,727	*	Goodyear Tire & Rubber Co	472,036
1,047	e*	Metabolix, Inc	24,919
21,429		Newell Rubbermaid, Inc	554,583
27,416		Nike, Inc (Class B)	1,761,204
2,302		Schulman (A.), Inc	49,608
11,796		Sealed Air Corp	272,959
1,498	*	Skechers U.S.A., Inc (Class A)	29,226
2,697		Spartech Corp	38,028
2,058	e*	Titan International, Inc	64,333
679	e*	Trex Co, Inc	5,778
4,822		Tupperware Corp	159,271
2,169	e*	West Pharmaceutical Services, Inc	88,040
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,755,873

SECURITY AND COMMODITY BROKERS - 3.05%
18,323		Ameriprise Financial, Inc	1,009,781
8,962	e*	Bear Stearns Cos, Inc	790,897
4,841	e*	BlackRock, Inc	1,049,529
10,699		Broadridge Financial Solutions, Inc	239,979
1,550	e*	Calamos Asset Management, Inc (Class A)	46,159
71,745		Charles Schwab Corp	1,833,085
4,243		CME Group, Inc	2,910,698
1,263	e*	Cohen & Steers, Inc	37,852
1,181	e*	Cowen Group, Inc	11,231
33,916	e*	E*Trade Financial Corp	120,402
8,382	e*	Eaton Vance Corp	380,627
628	e*	Evercore Partners, Inc (Class A)	13,533
2,000	*	FBR Capital Markets Corp	19,160
627	*	FCStone Group, Inc	28,861
6,729	e*	Federated Investors, Inc (Class B)	276,966
12,776		Franklin Resources, Inc	1,461,958
465		GAMCO Investors, Inc (Class A)	32,178
1,167	*	GFI Group, Inc	111,705
31,475		Goldman Sachs Group, Inc	6,768,699
1,185	e*	Greenhill & Co, Inc	78,779
2,928	*	Interactive Brokers Group, Inc (Class A)	94,633
5,490	*	IntercontinentalExchange, Inc	1,056,825
30,500	e*	Invesco Ltd	957,090
3,218	*	Investment Technology Group, Inc	153,145
13,643	e*	Janus Capital Group, Inc	448,173
8,994		Jefferies Group, Inc	207,312

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,123	e*	KBW, Inc	$54,328
7,726	*	Knight Capital Group, Inc (Class A)	111,254
9,929	e*	LaBranche & Co, Inc	50,042
7,157	e*	Ladenburg Thalmann Financial Services, Inc	15,173
3,751		Lazard Ltd (Class A)	152,591
10,392		Legg Mason, Inc	760,175
41,187		Lehman Brothers Holdings, Inc	2,695,277
2,236	e*	MarketAxess Holdings, Inc	28,688
67,884		Merrill Lynch & Co, Inc	3,644,013
7,330	*	MF Global Ltd	230,675
81,203		Morgan Stanley	4,312,691
955	e*	Morningstar, Inc	74,251
8,882	*	Nasdaq Stock Market, Inc	439,570
6,947		Nymex Holdings, Inc	928,189
20,385		NYSE Euronext	1,789,191
3,186	e*	optionsXpress Holdings, Inc	107,751
940	*	Penson Worldwide, Inc	13,489
1,448	*	Piper Jaffray Cos	67,071
6,853		Raymond James Financial, Inc	223,819
730	e*	Sanders Morris Harris Group, Inc	7,483
9,408		SEI Investments Co	302,655
1,084	e*	Stifel Financial Corp	56,986
1,369		SWS Group, Inc	17,345
20,214	e*	T Rowe Price Group, Inc	1,230,628
18,272		TD Ameritrade Holding Corp	366,536
1,572	*	Thomas Weisel Partners Group, Inc	21,584
834	e*	US Global Investors, Inc (Class A)	13,894
39		Value Line, Inc	1,570
5,851		Waddell & Reed Financial, Inc (Class A)	211,163
1,558	e*	WP Stewart & Co Ltd	7,961
		TOTAL SECURITY AND COMMODITY BROKERS	38,075,300

SOCIAL SERVICES - 0.01%
2,064	*	Bright Horizons Family Solutions, Inc	71,291
1,459	*	Capital Senior Living Corp	14,488
889	e*	Providence Service Corp	25,016
1,945	*	Res-Care, Inc	48,936
		TOTAL SOCIAL SERVICES	159,731

SPECIAL TRADE CONTRACTORS - 0.06%
336	e*	Alico, Inc	12,264
2,239	*	AsiaInfo Holdings, Inc	24,629
1,767		Chemed Corp	98,740
3,012		Comfort Systems USA, Inc	38,493
2,968	*	Dycom Industries, Inc	79,097
4,404	*	EMCOR Group, Inc	104,067
1,805	*	Insituform Technologies, Inc (Class A)	26,714
1,031	e*	Integrated Electrical Services, Inc	19,372
1,410	*	Layne Christensen Co	69,386
11,925	e*	Quanta Services, Inc	312,912
		TOTAL SPECIAL TRADE CONTRACTORS	785,674

STONE, CLAY, AND GLASS PRODUCTS - 0.49%
55,444		3M Co	4,675,038

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,797		Apogee Enterprises, Inc	$30,747
1,575	*	Cabot Microelectronics Corp	56,558
1,376	e*	CARBO Ceramics, Inc	51,187
3,422	e*	Eagle Materials, Inc	121,413
10,561		Gentex Corp	187,669
1,024		Libbey, Inc	16,220
8,425	e*	Owens Corning, Inc	170,354
11,897	*	Owens-Illinois, Inc	588,902
5,438	e*	US Concrete, Inc	18,109
5,829	e*	USG Corp	208,620
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	6,124,817

TEXTILE MILL PRODUCTS - 0.00% **
838	e*	Heelys, Inc	5,832
988	e*	Oxford Industries, Inc	25,461
1,030		Xerium Technologies, Inc	5,356
		TOTAL TEXTILE MILL PRODUCTS	36,649

TOBACCO PRODUCTS - 1.18%
161,976		Altria Group, Inc	12,242,146
8,611		Loews Corp (Carolina Group)	734,518
13,352	e*	Reynolds American, Inc	880,698
1,903	e*	Universal Corp	97,472
12,213	e*	UST, Inc	669,272
2,667	e*	Vector Group Ltd	53,500
		TOTAL TOBACCO PRODUCTS	14,677,606

TRANSPORTATION BY AIR - 0.40%
6,873	e*	ABX Air, Inc	28,729
708	*	Air Methods Corp	35,166
7,375	e*	Airtran Holdings, Inc	52,805
2,676	e*	Alaska Air Group, Inc	66,927
18,758	e*	AMR Corp	263,175
1,128	*	Atlas Air Worldwide Holdings, Inc	61,160
1,954	*	Bristow Group, Inc	110,694
7,366	e*	Continental Airlines, Inc (Class B)	163,894
1,258	e*	Copa Holdings S.A. (Class A)	47,263
20,677	*	Delta Air Lines, Inc	307,881
4,473	e*	ExpressJet Holdings, Inc	11,093
23,543		FedEx Corp	2,099,329
12,624	e*	JetBlue Airways Corp	74,482
1,758	e*	Midwest Air Group, Inc	26,018
21,437	*	Northwest Airlines Corp	311,051
922	e*	PHI, Inc	28,600
1,460	e*	Pinnacle Airlines Corp	22,265
2,859	*	Republic Airways Holdings, Inc	56,008
4,709		Skywest, Inc	126,437
58,701		Southwest Airlines Co	716,152
8,948	e*	UAL Corp	319,086
6,653	e*	US Airways Group, Inc	97,866
		TOTAL TRANSPORTATION BY AIR	5,026,081

TRANSPORTATION EQUIPMENT - 2.54%
1,320		A.O. Smith Corp	46,266

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,626	*	AAR Corp	$99,867
1,900	e*	Accuride Corp	14,934
1,480	e*	Aerovironment, Inc	35,816
1,854	*	Aftermarket Technology Corp	50,540
3,270	e*	American Axle & Manufacturing Holdings, Inc	60,887
668	e*	American Railcar Industries, Inc	12,859
1,552	*	Amerigon, Inc	32,809
1,151	e*	Arctic Cat, Inc	13,743
5,173	e*	ArvinMeritor, Inc	60,679
6,003		Autoliv, Inc	316,418
7,275	*	BE Aerospace, Inc	384,848
60,701		Boeing Co	5,308,909
6,439	e*	Brunswick Corp	109,785
4,188	e*	Clarcor, Inc	159,018
1,776	e*	Comtech Group, Inc	28,611
3,326		Federal Signal Corp	37,318
4,793	e*	Fleetwood Enterprises, Inc	28,662
6,538	e*	Force Protection, Inc	30,598
152,044	e*	Ford Motor Co	1,023,256
872	e*	Freightcar America, Inc	30,520
4,586	e*	GenCorp, Inc	53,473
30,952		General Dynamics Corp	2,754,418
37,329	e*	General Motors Corp	929,119
691	e*	GenTek, Inc	20,226
13,623		Genuine Parts Co	630,745
9,628		Goodrich Corp	679,833
908	e*	Greenbrier Cos, Inc	20,212
1,661	e*	Group 1 Automotive, Inc	39,449
18,860	e*	Harley-Davidson, Inc	880,951
6,362		Harsco Corp	407,613
14,118	*	Hayes Lemmerz International, Inc	64,519
1,858	e*	Heico Corp	101,224
13,819		ITT Industries, Inc	912,607
1,815		Kaman Corp	66,810
27,205		Lockheed Martin Corp	2,863,598
624	*	Miller Industries, Inc	8,543
1,899	e*	Monaco Coach Corp	16,863
790	e*	Noble International Ltd	12,885
26,496		Northrop Grumman Corp	2,083,645
5,333	*	Orbital Sciences Corp	130,765
5,487		Oshkosh Truck Corp	259,316
28,637	e*	Paccar, Inc	1,560,144
9,466	*	Pactiv Corp	252,080
2,600	e*	Polaris Industries, Inc	124,202
34,015		Raytheon Co	2,064,711
2,358	e*	Spartan Motors, Inc	18,015
5,413	*	Spirit Aerosystems Holdings, Inc (Class A)	186,749
1,177		Standard Motor Products, Inc	9,604
1,529	e*	Superior Industries International, Inc	27,782
3,354	e*	Tenneco, Inc	87,439
2,377	e*	Thor Industries, Inc	90,350
796	*	TransDigm Group, Inc	35,955
6,079	e*	Trinity Industries, Inc	168,753
1,153	e*	Triumph Group, Inc	94,950

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,080	*	TRW Automotive Holdings Corp	$64,372
76,571		United Technologies Corp	5,860,744
10,912	e*	Visteon Corp	47,904
2,132		Wabash National Corp	16,395
3,975		Westinghouse Air Brake Technologies Corp	136,899
2,357	e*	Winnebago Industries, Inc	49,544
		TOTAL TRANSPORTATION EQUIPMENT	31,719,749

TRANSPORTATION SERVICES - 0.17%
1,389	e*	Ambassadors Group, Inc	25,433
287	e*	Ambassadors International, Inc	4,184
13,060		CH Robinson Worldwide, Inc	706,807
848	e*	Dynamex, Inc	22,947
15,750	e*	Expeditors International Washington, Inc	703,710
4,435		GATX Corp	162,676
3,009	*	HUB Group, Inc (Class A)	79,979
6,541	*	Lear Corp	180,924
2,400	*	Orbitz Worldwide, Inc	20,400
2,524		Pacer International, Inc	36,850
2,093	e*	Ship Finance International Ltd	57,997
9,071		UTI Worldwide, Inc	177,792
		TOTAL TRANSPORTATION SERVICES	2,179,699

TRUCKING AND WAREHOUSING - 0.37%
1,783	e*	Arkansas Best Corp	39,119
1,550	e*	Celadon Group, Inc	14,198
3,863	e*	Con-way, Inc	160,469
2,398		Forward Air Corp	74,746
4,102	e*	Heartland Express, Inc	58,166
7,060	e*	J.B. Hunt Transport Services, Inc	194,503
4,818		Landstar System, Inc	203,079
868	e*	Marten Transport Ltd	12,109
2,240	e*	Old Dominion Freight Line	51,766
1,124	*	Saia, Inc	14,949
51,774		United Parcel Service, Inc (Class B)	3,661,457
394	e*	Universal Truckload Services, Inc	7,549
3,306	e*	Werner Enterprises, Inc	56,301
5,165	e*	YRC Worldwide, Inc	88,270
		TOTAL TRUCKING AND WAREHOUSING	4,636,681

WATER TRANSPORTATION - 0.29%
3,237		Alexander & Baldwin, Inc	167,223
4,816	e*	American Commercial Lines, Inc	78,212
985	e*	Arlington Tankers Ltd	21,798
33,790		Carnival Corp	1,503,317
1,583	e*	Double Hull Tankers, Inc	19,376
3,050	e*	Eagle Bulk Shipping, Inc	80,978
3,883	e*	Frontline Ltd	186,384
1,288	e*	Genco Shipping & Trading Ltd	70,531
2,091	e*	General Maritime Corp	51,125
2,545	e*	Golar LNG Ltd	56,295
1,828	*	Gulfmark Offshore, Inc	85,532
2,450	e*	Horizon Lines, Inc (Class A)	45,668
2,095	e*	Hornbeck Offshore Services, Inc	94,170

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,881	*	Kirby Corp	$180,389
1,231	e*	Knightsbridge Tankers Ltd	29,729
1,957	e*	Nordic American Tanker Shipping	64,229
2,912	e*	Odyssey Marine Exploration, Inc	18,025
2,409		Overseas Shipholding Group, Inc	179,302
9,683	e*	Royal Caribbean Cruises Ltd	410,947
810	e*	TBS International Ltd (Class A)	26,779
3,285	e*	Teekay Corp	174,795
2,606	e*	Ultrapetrol Bahamas Ltd	44,328
		TOTAL WATER TRANSPORTATION	3,589,132

WHOLESALE TRADE-DURABLE GOODS - 0.34%
2,311	e*	Agilysys, Inc	34,942
3,078		Applied Industrial Technologies, Inc	89,324
9,621	*	Arrow Electronics, Inc	377,913
3,350	e*	Barnes Group, Inc	111,857
2,934	e*	Beacon Roofing Supply, Inc	24,704
1,201	e*	BlueLinx Holdings, Inc	4,720
8,564		BorgWarner, Inc	414,583
4,412	e*	Building Material Holding Corp	24,398
990		Castle (A.M.) & Co	26,918
1,509	e*	Conceptus, Inc	29,033
1,588	*	Digi International, Inc	22,534
1,510	e*	Drew Industries, Inc	41,374
5,529	*	Genesis Microchip, Inc	47,384
681	e*	Hansen Medical, Inc	20,389
1,040	e*	Houston Wire & Cable Co	14,706
7,856		IKON Office Solutions, Inc	102,285
11,124	*	Ingram Micro, Inc (Class A)	200,677
4,534	*	Insight Enterprises, Inc	82,700
1,838	*	Interline Brands, Inc	40,271
4,015	e*	Knight Transportation, Inc	59,462
299		Lawson Products, Inc	11,338
8,394	*	LKQ Corp	176,442
3,102	e*	Martin Marietta Materials, Inc	411,325
440	*	MWI Veterinary Supply, Inc	17,600
3,496		Owens & Minor, Inc	148,335
11,438	e*	Patterson Cos, Inc	388,320
3,421	e*	PEP Boys-Manny Moe & Jack	39,273
3,769	e*	Pool Corp	74,739
4,453	*	PSS World Medical, Inc	87,145
5,006		Reliance Steel & Aluminum Co	271,325
1,942	*	Solera Holdings, Inc	48,123
4,235	*	Tech Data Corp	159,744
827	e*	TomoTherapy, Inc	16,176
3,578	e*	Tyler Technologies, Inc	46,120
5,606		W.W. Grainger, Inc	490,637
3,319	*	WESCO International, Inc	131,565
745	e*	West Marine, Inc	6,690
		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,295,071

WHOLESALE TRADE-NONDURABLE GOODS - 0.56%
5,715		Airgas, Inc	297,809
2,989	*	Akorn, Inc	21,939

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
8,136	*	Alliance One International, Inc	$33,114
4,019	e*	Allscripts Healthcare Solutions, Inc	78,049
1,516		Andersons, Inc	67,917
2,715	e*	Bare Escentuals, Inc	65,839
1,986	e*	Beijing Med-Pharm Corp	21,806
6,047	e*	Brown-Forman Corp (Class B)	448,143
28,026		Cardinal Health, Inc	1,618,502
2,409	e*	Central European Distribution Corp	139,915
667	e*	Core-Mark Holding Co, Inc	19,156
10,979	e*	Dean Foods Co	283,917
9,857	*	Endo Pharmaceuticals Holdings, Inc	262,886
2,084	*	Fresh Del Monte Produce, Inc	69,981
1,092	e*	Green Mountain Coffee Roasters, Inc	44,444
2,712	e*	Hain Celestial Group, Inc	86,784
7,098	e*	Henry Schein, Inc	435,817
4,388		Herbalife Ltd	176,749
11,952	e*	Idearc, Inc	209,877
669	e*	Kenneth Cole Productions, Inc (Class A)	11,701
1,677	e*	K-Swiss, Inc (Class A)	30,354
1,070	e*	LSB Industries, Inc	30,195
136	e*	Maui Land & Pineapple Co, Inc	3,959
4,634		Men's Wearhouse, Inc	125,025
1,840		Myers Industries, Inc	26,625
816	e*	Nash Finch Co	28,788
3,720		Nu Skin Enterprises, Inc (Class A)	61,120
928	*	Nuco2, Inc	23,107
887	*	Perry Ellis International, Inc	13,642
1,699	e*	School Specialty, Inc	58,700
1,840	e*	Source Interlink Cos, Inc	5,299
1,321	e*	Spartan Stores, Inc	30,185
47,550		Sysco Corp	1,484,036
6,884	*	Terra Industries, Inc	328,780
2,710	e*	Tractor Supply Co	97,397
2,765	e*	United Natural Foods, Inc	87,706
2,146	e*	United Stationers, Inc	99,167
356	e*	Valhi, Inc	5,675
1,324	e*	Volcom, Inc	29,168
1,682	*	Zep Inc	23,329
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,986,602

		TOTAL COMMON STOCKS	1,241,813,783
		(Cost $924,843,011)

SHORT TERM INVESTMENTS - 9.27%

PRINCIPAL		ISSUER
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.38%
$ 4,820,000		Federal Home Loan Bank (FHLB) 0.000%, 01/02/08	4,820,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	4,820,000

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.89%
110,978,175		State Street Navigator Securities Lending Prime Portfolio	110,978,175
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	110,978,175

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

		VALUE
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $115,797,739)	$115,798,175

	TOTAL PORTFOLIO -108.71%	1,357,611,958
	(Cost $1,040,640,750)

	OTHER ASSETS & LIABILITIES, NET - (8.71)%	(108,805,353)

	NET ASSETS - 100.00%	$1,248,806,605

*	Non-income producing
**	Percentage represents less than 0.01%.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $28,659,410.
m	Indicates a security has been deemed illiquid.
v	Security valued at fair value.

	At December 31, 2007, the unrealized appreciation on investments was $316,971,208, consisting of
	gross unrealized appreciation of $376,980,236 and gross unrealized depreciation of $60,009,028.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
S&P 500 INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.47%

AMUSEMENT AND RECREATION SERVICES - 0.58%
16,125		Harrah's Entertainment, Inc	$1,431,094
165,770		Walt Disney Co	5,351,055
		TOTAL AMUSEMENT AND RECREATION SERVICES	6,782,149

APPAREL AND ACCESSORY STORES - 0.33%
7,700		Abercrombie & Fitch Co (Class A)	615,769
40,537		Gap, Inc	862,627
27,415	*	Kohl's Corp	1,255,607
28,570		Limited Brands, Inc	540,830
17,113		Nordstrom, Inc	628,560
		TOTAL APPAREL AND ACCESSORY STORES	3,903,393

APPAREL AND OTHER TEXTILE PRODUCTS - 0.10%
8,603	e	Jones Apparel Group, Inc	137,562
9,026		Liz Claiborne, Inc	183,679
5,380		Polo Ralph Lauren Corp	332,430
7,373		VF Corp	506,230
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,159,901

AUTO REPAIR, SERVICES AND PARKING - 0.02%
5,110		Ryder System, Inc	240,221
		TOTAL AUTO REPAIR, SERVICES AND PARKING	240,221

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
12,820	*	Autonation, Inc	200,761
3,968	*	Autozone, Inc	475,803
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	676,564

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.58%
145,749		Home Depot, Inc	3,926,478
127,618		Lowe's Cos, Inc	2,886,719
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,813,197

BUSINESS SERVICES - 6.67%
49,963	*	Adobe Systems, Inc	2,134,919
8,392	*	Affiliated Computer Services, Inc (Class A)	378,479
15,000	*	Akamai Technologies, Inc	519,000
19,934	*	Autodesk, Inc	991,916
46,099		Automatic Data Processing, Inc	2,052,788
17,794	*	BMC Software, Inc	634,178
33,568		CA, Inc	837,522
16,421	*	Citrix Systems, Inc	624,162
24,800	*	Cognizant Technology Solutions Corp (Class A)	841,712
15,106	*	Computer Sciences Corp	747,294
26,698	*	Compuware Corp	237,078

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
13,106	*	Convergys Corp	$215,725
98,483	*	eBay, Inc	3,268,651
26,809	*	Electronic Arts, Inc	1,565,914
44,350		Electronic Data Systems Corp	919,376
12,005		Equifax, Inc	436,502
18,100	*	Expedia, Inc	572,322
14,600		Fidelity National Information Services, Inc	607,214
13,995	*	Fiserv, Inc	776,583
20,066	*	Google, Inc (Class A)	13,875,238
17,017		IMS Health, Inc	392,072
39,401	*	Interpublic Group of Cos, Inc	319,542
29,264	*	Intuit, Inc	925,035
45,323	*	Juniper Networks, Inc	1,504,724
700,158		Microsoft Corp	24,925,625
11,892	*	Monster Worldwide, Inc	385,301
28,550	*	Novell, Inc	196,139
28,264		Omnicom Group, Inc	1,343,388
343,102	*	Oracle Corp	7,747,243
14,885		Robert Half International, Inc	402,490
71,398	*	Sun Microsystems Inc	1,294,446
75,515	*	Symantec Corp	1,218,812
32,643	*	Unisys Corp	154,401
19,292	*	VeriSign, Inc	725,572
44,361		Waste Management, Inc	1,449,274
116,240	*	Yahoo!, Inc	2,703,742
		TOTAL BUSINESS SERVICES	77,924,379

CHEMICALS AND ALLIED PRODUCTS - 9.54%
134,034		Abbott Laboratories	7,526,009
18,653		Air Products & Chemicals, Inc	1,839,745
94,637	*	Amgen, Inc	4,394,942
9,174		Avery Dennison Corp	487,506
37,336		Avon Products, Inc	1,475,892
9,537	*	Barr Pharmaceuticals, Inc	506,415
25,379	*	Biogen Idec, Inc	1,444,573
172,069		Bristol-Myers Squibb Co	4,563,270
12,164		Clorox Co	792,728
44,005		Colgate-Palmolive Co	3,430,630
82,023		Dow Chemical Co	3,233,347
78,273		Du Pont (E.I.) de Nemours & Co	3,451,057
7,116		Eastman Chemical Co	434,716
14,750		Ecolab, Inc	755,348
85,865		Eli Lilly & Co	4,584,332
10,027		Estee Lauder Cos (Class A)	437,277
27,436	*	Forest Laboratories, Inc	1,000,042
23,102	*	Genzyme Corp	1,719,713
80,944	*	Gilead Sciences, Inc	3,724,233
9,858		Hercules, Inc	190,752
13,176	*	Hospira, Inc	561,825
6,923		International Flavors & Fragrances, Inc	333,204
24,091	*	King Pharmaceuticals, Inc	246,692
189,391		Merck & Co, Inc	11,005,511
47,417		Monsanto Co	5,296,005
26,276	*	Mylan Laboratories, Inc	369,441

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
594,447		Pfizer, Inc	$13,511,780
14,128		PPG Industries, Inc	992,209
27,621		Praxair, Inc	2,450,259
270,214		Procter & Gamble Co	19,839,112
11,372		Rohm & Haas Co	603,512
139,748		Schering-Plough Corp	3,722,887
9,485		Sherwin-Williams Co	550,509
11,800		Sigma-Aldrich Corp	644,280
8,303	*	Watson Pharmaceuticals, Inc	225,343
116,037		Wyeth	5,127,675
		TOTAL CHEMICALS AND ALLIED PRODUCTS	111,472,771

COAL MINING - 0.22%
15,435		Consol Energy, Inc	1,103,911
22,900		Peabody Energy Corp	1,411,556
		TOTAL COAL MINING	2,515,467

COMMUNICATIONS - 4.18%
35,000	*	American Tower Corp (Class A)	1,491,000
527,756		AT&T, Inc	21,933,539
9,991		CenturyTel, Inc	414,227
29,970		Citizens Communications Co	381,518
42,981		Clear Channel Communications, Inc	1,483,704
266,731	*	Comcast Corp (Class A)	4,870,508
62,500	*	DIRECTV Group, Inc	1,445,000
13,511		Embarq Corp	669,200
16,100	*	IAC/InterActiveCorp	433,412
137,937		Qwest Communications International, Inc	966,938
245,724		Sprint Nextel Corp	3,226,356
251,434		Verizon Communications, Inc	10,985,151
41,203		Windstream Corp	536,463
		TOTAL COMMUNICATIONS	48,837,016

DEPOSITORY INSTITUTIONS - 7.53%
386,247		Bank of America Corp	15,936,551
99,051		Bank of New York Mellon Corp	4,829,727
47,609		BB&T Corp	1,460,168
434,432		Citigroup, Inc	12,789,678
13,004		Comerica, Inc	566,064
16,535		Commerce Bancorp, Inc	630,645
46,364		Fifth Third Bancorp	1,165,127
10,223	e	First Horizon National Corp	185,547
45,900		Hudson City Bancorp, Inc	689,418
31,597		Huntington Bancshares, Inc	466,372
292,066		JPMorgan Chase & Co	12,748,681
33,692		Keycorp	790,077
6,406		M&T Bank Corp	522,537
22,986		Marshall & Ilsley Corp	608,669
54,626		National City Corp	899,144
16,953		Northern Trust Corp	1,298,261
30,417		PNC Financial Services Group, Inc	1,996,876
60,763		Regions Financial Corp	1,437,045
30,972		Sovereign Bancorp, Inc	353,081
33,627		State Street Corp	2,730,512

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
30,123		SunTrust Banks, Inc	$1,882,386
28,349		Synovus Financial Corp	682,644
150,227		US Bancorp	4,768,205
171,861		Wachovia Corp	6,535,874
75,578		Washington Mutual, Inc	1,028,617
293,617		Wells Fargo & Co	8,864,297
65,423		Western Union Co	1,588,470
9,519		Zions Bancorporation	444,442
		TOTAL DEPOSITORY INSTITUTIONS	87,899,115

EATING AND DRINKING PLACES - 0.83%
12,269		Darden Restaurants, Inc	339,974
103,327		McDonald's Corp	6,086,994
64,355	*	Starbucks Corp	1,317,347
8,327		Wendy's International, Inc	215,170
44,954		Yum! Brands, Inc	1,720,390
		TOTAL EATING AND DRINKING PLACES	9,679,875

EDUCATIONAL SERVICES - 0.07%
12,380	*	Apollo Group, Inc (Class A)	868,457
		TOTAL EDUCATIONAL SERVICES	868,457

ELECTRIC, GAS, AND SANITARY SERVICES - 3.73%
57,827	*	AES Corp	1,236,920
14,146		Allegheny Energy, Inc	899,827
24,913	*	Allied Waste Industries, Inc	274,541
17,933		Ameren Corp	972,148
34,512		American Electric Power Co, Inc	1,606,879
27,778		Centerpoint Energy, Inc	475,837
19,365		CMS Energy Corp	336,564
23,392		Consolidated Edison, Inc	1,142,699
15,600		Constellation Energy Group, Inc	1,599,468
50,990		Dominion Resources, Inc	2,419,476
14,301		DTE Energy Co	628,672
108,930		Duke Energy Corp	2,197,118
42,858	*	Dynegy, Inc (Class A)	306,006
28,796		Edison International	1,536,843
60,490		El Paso Corp	1,042,848
16,979		Entergy Corp	2,029,330
57,515		Exelon Corp	4,695,525
26,662		FirstEnergy Corp	1,928,729
35,684		FPL Group, Inc	2,418,662
6,676		Integrys Energy Group, Inc	345,082
3,870	e	Nicor, Inc	163,895
22,339		NiSource, Inc	421,984
16,400		Pepco Holdings, Inc	481,012
30,486		PG&E Corp	1,313,642
8,762		Pinnacle West Capital Corp	371,596
32,439		PPL Corp	1,689,748
22,341		Progress Energy, Inc	1,081,975
21,958		Public Service Enterprise Group, Inc	2,157,154
14,900		Questar Corp	806,090
22,790		Sempra Energy	1,410,245
65,348		Southern Co	2,532,235

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
18,639		TECO Energy, Inc	$320,777
51,833		Williams Cos, Inc	1,854,585
36,295		Xcel Energy, Inc	819,178
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	43,517,290

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.62%
52,339	*	Advanced Micro Devices, Inc	392,543
30,697		Altera Corp	593,066
27,189		Analog Devices, Inc	861,891
76,161	*	Apple Computer, Inc	15,085,971
40,480	*	Broadcom Corp (Class A)	1,058,147
7,458	*	Ciena Corp	254,392
527,918	*	Cisco Systems, Inc	14,290,740
15,860		Cooper Industries Ltd (Class A)	838,677
12,588		Eaton Corp	1,220,407
5,324		Harman International Industries, Inc	392,432
64,539		Honeywell International, Inc	3,973,666
508,727		Intel Corp	13,562,662
18,804	e*	JDS Uniphase Corp	250,093
10,867		L-3 Communications Holdings, Inc	1,151,250
18,855		Linear Technology Corp	600,155
63,144	*	LSI Logic Corp	335,295
19,900	*	MEMC Electronic Materials, Inc	1,760,951
18,900	e	Microchip Technology, Inc	593,838
65,564	*	Micron Technology, Inc	475,339
12,691		Molex, Inc	346,464
199,740		Motorola, Inc	3,203,830
20,800		National Semiconductor Corp	470,912
29,982	*	Network Appliance, Inc	748,351
10,132	*	Novellus Systems, Inc	279,339
48,243	*	Nvidia Corp	1,641,227
13,080	*	QLogic Corp	185,736
142,475		Qualcomm, Inc	5,606,391
12,466		RadioShack Corp	210,177
38,762	*	Tellabs, Inc	253,503
121,669		Texas Instruments, Inc	4,063,745
42,896		Tyco Electronics Ltd	1,592,728
6,397		Whirlpool Corp	522,187
25,873		Xilinx, Inc	565,843
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	77,381,948

ENGINEERING AND MANAGEMENT SERVICES - 0.52%
33,039	*	Celgene Corp	1,526,732
7,631		Fluor Corp	1,111,989
10,200	*	Jacobs Engineering Group, Inc	975,222
19,149	e	Moody's Corp	683,619
29,297		Paychex, Inc	1,061,137
13,937		Quest Diagnostics, Inc	737,267
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,095,966

FABRICATED METAL PRODUCTS - 0.35%
8,869		Ball Corp	399,105
36,160		Illinois Tool Works, Inc	1,936,006
15,024		Parker Hannifin Corp	1,131,457

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
5,526		Snap-On, Inc	$266,574
7,034		Stanley Works	341,008
		TOTAL FABRICATED METAL PRODUCTS	4,074,150

FOOD AND KINDRED PRODUCTS - 3.69%
63,964		Anheuser-Busch Cos, Inc	3,347,876
55,550		Archer Daniels Midland Co	2,579,187
19,423		Campbell Soup Co	693,984
172,884		Coca-Cola Co	10,609,891
25,051		Coca-Cola Enterprises, Inc	652,078
42,901		ConAgra Foods, Inc	1,020,615
17,790	*	Constellation Brands, Inc (Class A)	420,556
29,390		General Mills, Inc	1,675,230
27,537		H.J. Heinz Co	1,285,427
14,835		Hershey Co	584,499
22,957		Kellogg Co	1,203,636
134,726		Kraft Foods, Inc (Class A)	4,396,109
11,257		McCormick & Co, Inc	426,753
11,384		Molson Coors Brewing Co (Class B)	587,642
12,108		Pepsi Bottling Group, Inc	477,782
140,018		PepsiCo, Inc	10,627,366
63,072		Sara Lee Corp	1,012,936
23,671		Tyson Foods, Inc (Class A)	362,876
19,059		Wrigley (Wm.) Jr Co	1,115,904
		TOTAL FOOD AND KINDRED PRODUCTS	43,080,347

FOOD STORES - 0.35%
59,320		Kroger Co	1,584,437
37,857		Safeway, Inc	1,295,088
18,100		Supervalu, Inc	679,112
12,273	e	Whole Foods Market, Inc	500,738
		TOTAL FOOD STORES	4,059,375

FORESTRY - 0.12%
18,617		Weyerhaeuser Co	1,372,818
		TOTAL FORESTRY	1,372,818

FURNITURE AND FIXTURES - 0.24%
51,296		Johnson Controls, Inc	1,848,708
16,173	e	Leggett & Platt, Inc	282,057
31,271		Masco Corp	675,766
		TOTAL FURNITURE AND FIXTURES	2,806,531

FURNITURE AND HOME FURNISHINGS STORES - 0.14%
23,945	*	Bed Bath & Beyond, Inc	703,744
17,503	e	Circuit City Stores, Inc	73,513
13,400	*	GameStop Corp (Class A)	832,274
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,609,531

GENERAL BUILDING CONTRACTORS - 0.10%
11,466		Centex Corp	289,631
25,006		DR Horton, Inc	329,329
7,400	e	KB Home	159,840
12,331		Lennar Corp (Class A)	220,602

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
20,048		Pulte Homes, Inc	$211,306
		TOTAL GENERAL BUILDING CONTRACTORS	1,210,708

GENERAL MERCHANDISE STORES - 1.66%
9,215	e*	Big Lots, Inc	147,348
37,358		Costco Wholesale Corp	2,606,094
6,283	e	Dillard's, Inc (Class A)	117,995
13,353		Family Dollar Stores, Inc	256,778
19,059		JC Penney Co, Inc	838,405
37,387		Macy's, Inc	967,202
72,341		Target Corp	3,617,050
38,388		TJX Cos, Inc	1,102,887
205,720		Wal-Mart Stores, Inc	9,777,872
		TOTAL GENERAL MERCHANDISE STORES	19,431,631

HEALTH SERVICES - 1.18%
14,663		AmerisourceBergen Corp	657,929
24,820		Cigna Corp	1,333,579
13,349	*	Coventry Health Care, Inc	790,928
22,174	*	Express Scripts, Inc	1,618,702
10,425	*	Laboratory Corp of America Holdings	787,400
25,538		McKesson Corp	1,672,994
23,521	*	Medco Health Solutions, Inc	2,385,029
41,198	*	Tenet Healthcare Corp	209,286
49,509	*	WellPoint, Inc	4,343,425
		TOTAL HEALTH SERVICES	13,799,272

HOLDING AND OTHER INVESTMENT OFFICES - 4.59%
8,111	e	Apartment Investment & Management Co (Class A)	281,695
6,800		AvalonBay Communities, Inc	640,152
10,110		Boston Properties, Inc	928,199
10,400		Developers Diversified Realty Corp	398,216
23,852		Equity Residential	869,882
21,200		General Growth Properties, Inc	873,016
45,100		Host Marriott Corp	768,504
21,130		Kimco Realty Corp	769,132
15,465		Plum Creek Timber Co, Inc	712,009
22,125		Prologis	1,402,282
10,706		Public Storage, Inc	785,927
19,215		Simon Property Group, Inc	1,669,015
290,800		SPDR Trust Series 1	42,517,868
11,568		Vornado Realty Trust	1,017,406
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	53,633,303

HOTELS AND OTHER LODGING PLACES - 0.18%
27,892		Marriott International, Inc (Class A)	953,349
17,604		Starwood Hotels & Resorts Worldwide, Inc	775,104
16,139		Wyndham Worldwide Corp	380,235
		TOTAL HOTELS AND OTHER LODGING PLACES	2,108,688

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.25%
118,996		Applied Materials, Inc	2,113,369
5,331		Black & Decker Corp	371,304
55,170		Caterpillar, Inc	4,003,135

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
8,926		Cummins, Inc	$1,136,905
38,280		Deere & Co	3,564,634
196,066	*	Dell, Inc	4,805,578
17,639		Dover Corp	812,981
180,995	*	EMC Corp	3,353,837
879,584	d	General Electric Co	32,606,179
224,328		Hewlett-Packard Co	11,324,077
23,770		Ingersoll-Rand Co Ltd (Class A)	1,104,592
119,855		International Business Machines Corp	12,956,326
27,487		International Game Technology	1,207,504
17,879		Jabil Circuit, Inc	273,012
8,125	*	Lexmark International, Inc (Class A)	283,237
10,800		Manitowoc Co, Inc	527,364
10,940		Pall Corp	441,101
13,026		Rockwell Automation, Inc	898,273
19,660	*	SanDisk Corp	652,122
15,584	*	Teradata Corp	427,157
8,900	*	Terex Corp	583,573
14,541		Trane, Inc	679,210
11,300	*	Varian Medical Systems, Inc	589,408
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	84,714,878

INSTRUMENTS AND RELATED PRODUCTS - 4.45%
33,595	*	Agilent Technologies, Inc	1,234,280
26,526		Allergan, Inc	1,704,030
14,665		Applera Corp (Applied Biosystems Group)	497,437
8,969		Bard (C.R.), Inc	850,261
55,202		Baxter International, Inc	3,204,476
21,458		Becton Dickinson & Co	1,793,460
115,182	*	Boston Scientific Corp	1,339,567
42,896		Covidien Ltd	1,899,864
21,992		Danaher Corp	1,929,578
24,985	e	Eastman Kodak Co	546,422
68,300		Emerson Electric Co	3,869,878
249,100		Johnson & Johnson	16,614,970
16,390		Kla-Tencor Corp	789,342
98,412		Medtronic, Inc	4,947,171
4,777	*	Millipore Corp	349,581
10,203		PerkinElmer, Inc	265,482
18,926		Pitney Bowes, Inc	719,945
14,442		Rockwell Collins, Inc	1,039,391
29,404	*	St. Jude Medical, Inc	1,194,979
20,543		Stryker Corp	1,534,973
15,441	*	Teradyne, Inc	159,660
36,752	*	Thermo Electron Corp	2,119,855
8,368	*	Waters Corp	661,658
80,847		Xerox Corp	1,308,913
20,397	*	Zimmer Holdings, Inc	1,349,262
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	51,924,435

INSURANCE AGENTS, BROKERS AND SERVICE - 0.41%
25,263		AON Corp	1,204,792
27,425		Hartford Financial Services Group, Inc	2,391,186

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
45,305		Marsh & McLennan Cos, Inc	$1,199,223
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,795,201

INSURANCE CARRIERS - 4.66%
28,405		ACE Ltd	1,754,861
43,668		Aetna, Inc	2,520,954
42,154		Aflac, Inc	2,640,105
49,784		Allstate Corp	2,600,218
8,603	e	Ambac Financial Group, Inc	221,699
221,328		American International Group, Inc	12,903,422
8,300		Assurant, Inc	555,270
33,496		Chubb Corp	1,828,212
14,849		Cincinnati Financial Corp	587,129
38,204		Genworth Financial, Inc (Class A)	972,292
14,528	*	Humana, Inc	1,094,104
14,400		Leucadia National Corp	678,240
23,287		Lincoln National Corp	1,355,769
38,334		Loews Corp	1,929,734
11,025	e	MBIA, Inc	205,396
64,093		Metlife, Inc	3,949,411
7,930	e	MGIC Investment Corp	177,870
22,917		Principal Financial Group	1,577,606
60,803	*	Progressive Corp	1,164,985
39,588		Prudential Financial, Inc	3,683,268
8,275		Safeco Corp	460,752
8,111		Torchmark Corp	490,959
56,729		Travelers Cos, Inc	3,052,020
112,483		UnitedHealth Group, Inc	6,546,511
31,114		UnumProvident Corp	740,202
15,502		XL Capital Ltd (Class A)	779,906
		TOTAL INSURANCE CARRIERS	54,470,895

LEATHER AND LEATHER PRODUCTS - 0.08%
32,146	*	Coach, Inc	983,025
		TOTAL LEATHER AND LEATHER PRODUCTS	983,025

METAL MINING - 0.46%
33,306		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,411,867
38,957		Newmont Mining Corp	1,902,270
		TOTAL METAL MINING	5,314,137

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.31%
13,389		Fortune Brands, Inc	968,828
13,266		Hasbro, Inc	339,344
32,000		Mattel, Inc	609,280
42,896		Tyco International Ltd	1,700,826
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,618,278

MISCELLANEOUS RETAIL - 1.33%
26,387	*	Amazon.com, Inc	2,444,492
30,376		Best Buy Co, Inc	1,599,296
128,430		CVS Corp	5,105,093
24,682	*	Office Depot, Inc	343,327
6,758		OfficeMax, Inc	139,620
6,481	e*	Sears Holdings Corp	661,386

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
61,564		Staples, Inc	$1,420,281
11,887		Tiffany & Co	547,159
85,751		Walgreen Co	3,265,398
		TOTAL MISCELLANEOUS RETAIL	15,526,052

MOTION PICTURES - 1.15%
59,082		CBS Corp (Class B)	1,609,985
199,794		News Corp (Class A)	4,093,779
314,552		Time Warner, Inc	5,193,254
57,191	*	Viacom, Inc (Class B)	2,511,829
		TOTAL MOTION PICTURES	13,408,847

NONDEPOSITORY INSTITUTIONS - 1.43%
16,500		American Capital Strategies Ltd	543,840
102,089		American Express Co	5,310,670
34,069		Capital One Financial Corp	1,610,101
16,090		CIT Group, Inc	386,643
50,825		Countrywide Financial Corp	454,376
41,216		Discover Financial Services	621,537
84,999		Fannie Mae	3,398,260
57,530		Freddie Mac	1,960,047
44,534	*	SLM Corp	896,915
21,480		Textron, Inc	1,531,524
		TOTAL NONDEPOSITORY INSTITUTIONS	16,713,913

NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
9,195		Vulcan Materials Co	727,233
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	727,233

OIL AND GAS EXTRACTION - 3.05%
40,544		Anadarko Petroleum Corp	2,663,335
27,577		Baker Hughes, Inc	2,236,495
24,987		BJ Services Co	606,185
39,455		Chesapeake Energy Corp	1,546,636
12,700		ENSCO International, Inc	757,174
76,839		Halliburton Co	2,912,966
24,121	*	Nabors Industries Ltd	660,674
30,734	*	National Oilwell Varco, Inc	2,257,720
23,246		Noble Corp	1,313,631
12,800		Range Resources Corp	657,408
9,601		Rowan Cos, Inc	378,855
104,002		Schlumberger Ltd	10,230,677
17,297		Smith International, Inc	1,277,383
27,662		Transocean, Inc	3,959,815
29,094	*	Weatherford International Ltd	1,995,848
41,607		XTO Energy, Inc	2,136,961
		TOTAL OIL AND GAS EXTRACTION	35,591,763

PAPER AND ALLIED PRODUCTS - 0.39%
9,361		Bemis Co	256,304
36,866		International Paper Co	1,193,721
37,161		Kimberly-Clark Corp	2,576,744
15,891		MeadWestvaco Corp	497,388
		TOTAL PAPER AND ALLIED PRODUCTS	4,524,157

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
PERSONAL SERVICES - 0.08%
12,231		Cintas Corp	$411,206
27,345		H&R Block, Inc	507,797
		TOTAL PERSONAL SERVICES	919,003

PETROLEUM AND COAL PRODUCTS - 8.70%
29,006		Apache Corp	3,119,305
4,890		Ashland, Inc	231,933
183,821		Chevron Corp	17,156,014
139,234		ConocoPhillips	12,294,362
38,421		Devon Energy Corp	3,416,011
21,133		EOG Resources, Inc	1,886,120
475,546		Exxon Mobil Corp	44,553,905
23,867		Hess Corp	2,407,226
61,384		Marathon Oil Corp	3,735,830
16,281		Murphy Oil Corp	1,381,280
14,700		Noble Energy, Inc	1,168,944
72,263		Occidental Petroleum Corp	5,563,528
10,365		Sunoco, Inc	750,841
11,800		Tesoro Corp	562,860
48,172		Valero Energy Corp	3,373,485
		TOTAL PETROLEUM AND COAL PRODUCTS	101,601,644

PIPELINES, EXCEPT NATURAL GAS - 0.12%
54,565		Spectra Energy Corp	1,408,868
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,408,868

PRIMARY METAL INDUSTRIES - 0.97%
73,876		Alcoa, Inc	2,700,168
8,785		Allegheny Technologies, Inc	759,024
137,015		Corning, Inc	3,286,990
24,541		Nucor Corp	1,453,318
11,900		Precision Castparts Corp	1,650,530
7,200	e	Titanium Metals Corp	190,440
10,239		United States Steel Corp	1,237,997
		TOTAL PRIMARY METAL INDUSTRIES	11,278,467

PRINTING AND PUBLISHING - 0.36%
7,255		EW Scripps Co (Class A)	326,548
20,100		Gannett Co, Inc	783,900
28,962		McGraw-Hill Cos, Inc	1,268,825
3,486		Meredith Corp	191,660
11,963	e	New York Times Co (Class A)	209,711
19,395		R.R. Donnelley & Sons Co	731,967
800		Washington Post Co (Class B)	633,144
		TOTAL PRINTING AND PUBLISHING	4,145,755

RAILROAD TRANSPORTATION - 0.72%
25,929		Burlington Northern Santa Fe Corp	2,158,071
36,648		CSX Corp	1,611,779
33,900		Norfolk Southern Corp	1,709,916
22,932		Union Pacific Corp	2,880,718
		TOTAL RAILROAD TRANSPORTATION	8,360,484

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
REAL ESTATE - 0.03%
17,000	*	CB Richard Ellis Group, Inc (Class A)	$366,350
		TOTAL REAL ESTATE	366,350

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.31%
20,804	*	Goodyear Tire & Rubber Co	587,089
23,787		Newell Rubbermaid, Inc	615,608
33,032		Nike, Inc (Class B)	2,121,976
14,796		Sealed Air Corp	342,379
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,667,052

SECURITY AND COMMODITY BROKERS - 2.95%
20,306		Ameriprise Financial, Inc	1,119,064
9,783		Bear Stearns Cos, Inc	863,350
81,769		Charles Schwab Corp	2,089,198
4,674		CME Group, Inc	3,206,364
37,811	e*	E*Trade Financial Corp	134,229
7,516		Federated Investors, Inc (Class B)	309,359
13,974		Franklin Resources, Inc	1,599,045
34,681		Goldman Sachs Group, Inc	7,458,149
5,900	*	IntercontinentalExchange, Inc	1,135,750
13,386		Janus Capital Group, Inc	439,730
11,409		Legg Mason, Inc	834,568
45,774		Lehman Brothers Holdings, Inc	2,995,451
74,407		Merrill Lynch & Co, Inc	3,994,168
92,333		Morgan Stanley	4,903,806
23,000		NYSE Euronext	2,018,710
22,871		T Rowe Price Group, Inc	1,392,386
		TOTAL SECURITY AND COMMODITY BROKERS	34,493,327

STONE, CLAY, AND GLASS PRODUCTS - 0.45%
61,786		3M Co	5,209,796
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,209,796

TOBACCO PRODUCTS - 1.33%
183,217		Altria Group, Inc	13,847,541
14,761		Reynolds American, Inc	973,636
13,303		UST, Inc	729,004
		TOTAL TOBACCO PRODUCTS	15,550,181

TRANSPORTATION BY AIR - 0.27%
26,609		FedEx Corp	2,372,725
65,241		Southwest Airlines Co	795,940
		TOTAL TRANSPORTATION BY AIR	3,168,665

TRANSPORTATION EQUIPMENT - 2.69%
67,655		Boeing Co	5,917,106
8,063		Brunswick Corp	137,474
181,316	e*	Ford Motor Co	1,220,257
35,019		General Dynamics Corp	3,116,341
48,871		General Motors Corp	1,216,399
14,584		Genuine Parts Co	675,239
10,653		Goodrich Corp	752,208

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
21,103		Harley-Davidson, Inc	$985,721
15,642		ITT Industries, Inc	1,032,998
30,017		Lockheed Martin Corp	3,159,589
29,483		Northrop Grumman Corp	2,318,543
32,146		Paccar, Inc	1,751,314
12,161	*	Pactiv Corp	323,847
37,672		Raytheon Co	2,286,690
86,041		United Technologies Corp	6,585,578
		TOTAL TRANSPORTATION EQUIPMENT	31,479,304

TRANSPORTATION SERVICES - 0.14%
14,900		CH Robinson Worldwide, Inc	806,388
18,400		Expeditors International Washington, Inc	822,112
		TOTAL TRANSPORTATION SERVICES	1,628,500

TRUCKING AND WAREHOUSING - 0.55%
91,404		United Parcel Service, Inc (Class B)	6,464,091
		TOTAL TRUCKING AND WAREHOUSING	6,464,091

WATER TRANSPORTATION - 0.14%
37,615		Carnival Corp	1,673,491
		TOTAL WATER TRANSPORTATION	1,673,491

WHOLESALE TRADE-DURABLE GOODS - 0.08%
12,557	*	Patterson Cos, Inc	426,310
5,948		W.W. Grainger, Inc	520,569
		TOTAL WHOLESALE TRADE-DURABLE GOODS	946,879

WHOLESALE TRADE-NONDURABLE GOODS - 0.37%
7,955		Brown-Forman Corp (Class B)	589,545
31,473		Cardinal Health, Inc	1,817,566
11,214		Dean Foods Co	289,994
52,615		Sysco Corp	1,642,114
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,339,219

		TOTAL COMMON STOCKS	1,161,967,953
		(Cost $1,004,721,677)

SHORT-TERM INVESTMENTS - 0.55%

PRINCIPAL		ISSUER

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.47%
$ 5,500,000		Federal Home Loan Bank (FHLB) 0.000%, 01/02/08	5,500,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	5,500,000

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.08%
976,123		State Street Navigator Securities Lending Prime Portfolio	976,123
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	976,123

		TOTAL SHORT-TERM INVESTMENTS	6,476,123
		(Cost $6,475,626)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

		VALUE
	TOTAL PORTFOLIO - 100.02%	$1,168,444,076
	(Cost $1,011,197,303)

	OTHER ASSETS & LIABILITIES, NET - (0.02)%	(272,390)

	NET ASSETS - 100.00%	$1,168,171,686

	ABBREVIATION:
	SPDR- Standard & Poor's Depository Receipts

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $31,705,378.
e	All or a portion of these securities are out on loan.

	At December 31, 2007, the unrealized appreciation on investments was $157,246,773, consisting of
	gross unrealized appreciation of $227,862,244 and gross unrealized depreciation of $70,615,471.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.32%

AMUSEMENT AND RECREATION SERVICES - 0.88%
8,277	*	Activision, Inc	$245,827
3,132		Harrah's Entertainment, Inc	277,965
2,147	e*	Penn National Gaming, Inc	127,854
513		Warner Music Group Corp	3,109
		TOTAL AMUSEMENT AND RECREATION SERVICES	654,755

APPAREL AND ACCESSORY STORES - 1.50%
2,559	e	Abercrombie & Fitch Co (Class A)	204,643
5,408		American Eagle Outfitters, Inc	112,324
1,560	*	AnnTaylor Stores Corp	39,874
5,259	e*	Chico's FAS, Inc	47,489
2,814	*	Hanesbrands, Inc	76,456
9,292	e	Limited Brands, Inc	175,898
7,134		Nordstrom, Inc	262,032
4,049		Ross Stores, Inc	103,533
3,302	e*	Urban Outfitters, Inc	90,013
		TOTAL APPAREL AND ACCESSORY STORES	1,112,262

APPAREL AND OTHER TEXTILE PRODUCTS - 0.32%
1,627	e	Guess ?, Inc	61,647
180		Liz Claiborne, Inc	3,663
1,653		Phillips-Van Heusen Corp	60,930
1,790	e	Polo Ralph Lauren Corp	110,604
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	236,844

AUTO REPAIR, SERVICES AND PARKING - 0.13%
6,110	e*	Hertz Global Holdings, Inc	97,088
		TOTAL AUTO REPAIR, SERVICES AND PARKING	97,088

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.80%
3,105		Advance Auto Parts	117,959
1,354	*	Autozone, Inc	162,358
6,304	*	Carmax, Inc	124,504
1,886	*	Copart, Inc	80,249
3,333	e*	O'Reilly Automotive, Inc	108,089
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	593,159

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.20%
3,695		Fastenal Co	149,352
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	149,352

BUSINESS SERVICES - 9.98%
836	e	Aircastle Ltd	22,012
1,877	e	Acxiom Corp	22,017
1,154	e*	Affiliated Computer Services, Inc (Class A)	52,045

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,813	*	Akamai Technologies, Inc	$166,530
2,294	*	Alliance Data Systems Corp	172,027
5,755	*	Amdocs Ltd	198,375
6,741	*	Autodesk, Inc	335,432
1,035	*	Avis Budget Group, Inc	13,455
11,437	e*	BEA Systems, Inc	180,476
5,858	e*	BMC Software, Inc	208,779
1,286		Brink's Co	76,826
7,519	e	CA, Inc	187,599
2,154	e*	Cadence Design Systems, Inc	36,640
1,919	e*	Cerner Corp	108,232
2,165	*	ChoicePoint, Inc	78,849
5,579	*	Citrix Systems, Inc	212,058
1,200	*	Clear Channel Outdoor Holdings, Inc (Class A)	33,192
8,406	e*	Cognizant Technology Solutions Corp (Class A)	285,300
7,324	*	Compuware Corp	65,037
1,573	*	DST Systems, Inc	129,851
9,098	*	Electronic Arts, Inc	531,414
8,613	e	Electronic Data Systems Corp	178,547
3,850	e	Equifax, Inc	139,986
2,436	*	F5 Networks, Inc	69,475
1,265	e	Factset Research Systems, Inc	70,461
148	e	Fair Isaac Corp	4,758
4,738		Fidelity National Information Services, Inc	197,053
4,918	e*	Fiserv, Inc	272,900
760	*	Getty Images, Inc	22,040
5,352	e*	HLTH Corp	71,717
5,121		IMS Health, Inc	117,988
8,563	e*	Interpublic Group of Cos, Inc	69,446
9,845	e*	Intuit, Inc	311,200
5,167	*	Iron Mountain, Inc	191,282
10,773	*	Juniper Networks, Inc	357,664
1,269	*	Kinetic Concepts, Inc	67,968
2,410		Lamar Advertising Co (Class A)	115,849
2,467	e	Manpower, Inc	140,372
2,328		Mastercard, Inc (Class A)	500,986
4,658	e*	McAfee, Inc	174,675
2,556	e	MoneyGram International, Inc	39,286
3,669	*	Monster Worldwide, Inc	118,876
2,857	*	NAVTEQ Corp	215,989
584	e*	NCR Corp	14,658
1,413	*	Novell, Inc	9,707
5,647	e*	Red Hat, Inc	117,683
4,296		Robert Half International, Inc	116,164
2,775	e*	Salesforce.com, Inc	173,965
4,227	*	Synopsys, Inc	109,606
1,120	e	Total System Services, Inc	31,360
6,518	e*	VeriSign, Inc	245,142
260	e*	WebMD Health Corp (Class A)	10,678
		TOTAL BUSINESS SERVICES	7,393,627

CHEMICALS AND ALLIED PRODUCTS - 6.17%
790	*	APP Pharmaceuticals, Inc	8,113
197	*	Abraxis Bioscience, Inc	13,548

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,980	e	Air Products & Chemicals, Inc	$293,917
2,326		Albemarle Corp	95,948
413		Alberto-Culver Co	10,135
2,653		Avery Dennison Corp	140,980
11,827	e	Avon Products, Inc	467,521
3,200	*	Barr Pharmaceuticals, Inc	169,920
1,466	e	Cabot Corp	48,876
2,438		Celanese Corp (Series A)	103,176
1,929	*	Cephalon, Inc	138,425
688	e*	Charles River Laboratories International, Inc	45,270
390		Chemtura Corp	3,042
1,849		Church & Dwight Co, Inc	99,975
3,717	e	Clorox Co	242,237
5,108		Ecolab, Inc	261,581
3,188		Estee Lauder Cos (Class A)	139,029
9,351	*	Forest Laboratories, Inc	340,844
4,578	*	Hospira, Inc	195,206
1,828	*	Idexx Laboratories, Inc	107,176
1,743	*	ImClone Systems, Inc	74,949
1,783		International Flavors & Fragrances, Inc	85,816
522	*	Invitrogen Corp	48,760
530		Lubrizol Corp	28,705
5,180	*	Millennium Pharmaceuticals, Inc	77,596
1,948	*	Mosaic Co	183,774
8,908	*	Mylan Laboratories, Inc	125,246
1,696	*	NBTY, Inc	46,470
4,210		Nalco Holding Co	101,798
3,399	*	PDL BioPharma, Inc	59,550
3,029		RPM International, Inc	61,489
2,200		Rohm & Haas Co	116,754
212		Scotts Miracle-Gro Co (Class A)	7,933
3,124	e*	Sepracor, Inc	82,005
3,243	e	Sherwin-Williams Co	188,224
1,179		Sigma-Aldrich Corp	64,373
2,457	*	VCA Antech, Inc	108,673
291	e	Valspar Corp	6,559
3,823	*	Vertex Pharmaceuticals, Inc	88,808
2,622	e*	Warner Chilcott Ltd (Class A)	46,488
1,703	*	Watson Pharmaceuticals, Inc	46,219
		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,575,108

COAL MINING - 1.52%
4,164		Arch Coal, Inc	187,089
5,319		Consol Energy, Inc	380,415
2,382		Massey Energy Co	85,157
7,740		Peabody Energy Corp	477,094
		TOTAL COAL MINING	1,129,755

COMMUNICATIONS - 3.65%
12,210	*	American Tower Corp (Class A)	520,146
1,584	*	CTC Media, Inc	47,837
2,169	e	Cablevision Systems Corp (Class A)	53,141
911	*	Central European Media Enterprises Ltd (Class A)	105,658
1,660		Citizens Communications Co	21,132

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,545	*	Crown Castle International Corp	$230,672
6,087	e*	EchoStar Communications Corp (Class A)	229,602
2,360	e	Global Payments, Inc	109,787
305	*	IAC/InterActiveCorp	8,211
1,490	*	Leap Wireless International, Inc	69,494
44,713	e*	Level 3 Communications, Inc	135,928
5,687	e*	Liberty Global, Inc (Class A)	222,874
10,746	e*	Liberty Media Holding Corp (Interactive A)	205,034
1,692	*	MetroPCS Communications, Inc	32,909
5,045	*	NII Holdings, Inc	243,774
2,246	*	NeuStar, Inc (Class A)	64,415
3,000	*	SBA Communications Corp (Class A)	101,520
1,363		Telephone & Data Systems, Inc	85,324
147	*	US Cellular Corp	12,363
7,695		Windstream Corp	100,189
8,335	*	XM Satellite Radio Holdings, Inc (Class A)	102,020
		TOTAL COMMUNICATIONS	2,702,030

DEPOSITORY INSTITUTIONS - 1.04%
434		Bank of Hawaii Corp	22,195
505		Capitol Federal Financial	15,655
1,545		Commerce Bancorp, Inc	58,926
6,323		Hudson City Bancorp, Inc	94,971
5,441		Northern Trust Corp	416,672
4,438		People's United Financial, Inc	78,996
3,084		Synovus Financial Corp	74,263
460	e*	TFS Financial Corp	5,492
		TOTAL DEPOSITORY INSTITUTIONS	767,170

EATING AND DRINKING PLACES - 1.53%
1,823		Burger King Holdings, Inc	51,974
3,100	e	Brinker International, Inc	60,636
4,132	e	Darden Restaurants, Inc	114,498
2,020	e*	Cheesecake Factory	47,894
5,528		Tim Hortons, Inc	204,149
2,554		Wendy's International, Inc	65,995
15,310	e	Yum! Brands, Inc	585,914
		TOTAL EATING AND DRINKING PLACES	1,131,060

EDUCATIONAL SERVICES - 0.63%
4,225	*	Apollo Group, Inc (Class A)	296,384
2,808	e*	Career Education Corp	70,593
1,187	e*	ITT Educational Services, Inc	101,215
		TOTAL EDUCATIONAL SERVICES	468,192

ELECTRIC, GAS, AND SANITARY SERVICES - 4.44%
19,515	*	AES Corp	417,426
4,843	e	Allegheny Energy, Inc	308,063
1,366	*	Allied Waste Industries, Inc	15,053
233		Aqua America, Inc	4,940
9,371		Centerpoint Energy, Inc	160,525
4,091		Constellation Energy Group, Inc	419,450
3,507	*	Covanta Holding Corp	97,004
1,782		DPL, Inc	52,836

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,752	*	Dynegy, Inc (Class A)	$12,509
5,117	e*	Mirant Corp	199,461
5,695	*	NRG Energy, Inc	246,821
8,414		PPL Corp	438,285
1,721		Questar Corp	93,106
4,341		Republic Services, Inc	136,090
983	e	Sierra Pacific Resources	16,691
2,558	*	Stericycle, Inc	151,945
14,649		Williams Cos, Inc	524,141
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,294,346

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.62%
500	e	AVX Corp	6,710
7,221	*	Advanced Micro Devices, Inc	54,158
9,899		Altera Corp	191,249
3,112	e	Ametek, Inc	145,766
5,226		Amphenol Corp (Class A)	242,330
9,561		Analog Devices, Inc	303,084
2,564	e*	Avnet, Inc	89,663
13,692	*	Broadcom Corp (Class A)	357,909
2,487	*	Ciena Corp	84,832
1,723		Cooper Industries Ltd (Class A)	91,112
685	e*	Cree, Inc	18,817
4,682	*	Cypress Semiconductor Corp	168,692
1,150	*	Dolby Laboratories, Inc (Class A)	57,178
485		Eaton Corp	47,021
1,182	*	Energizer Holdings, Inc	132,538
1,535	*	Fairchild Semiconductor International, Inc	22,150
1,066	*	First Solar, Inc	284,771
1,782		Harman International Industries, Inc	131,351
3,927	e	Harris Corp	246,144
1,994	e*	Integrated Device Technology, Inc	22,552
425	e*	International Rectifier Corp	14,437
2,198	e	Intersil Corp (Class A)	53,807
3,417	*	JDS Uniphase Corp	45,446
1,074	e*	Jarden Corp	25,357
1,221		L-3 Communications Holdings, Inc	129,353
12,251	e*	LSI Logic Corp	65,053
870		Lincoln Electric Holdings, Inc	61,927
6,491	e	Linear Technology Corp	206,609
6,554	*	MEMC Electronic Materials, Inc	579,963
13,798	*	Marvell Technology Group Ltd	192,896
6,380	e	Microchip Technology, Inc	200,460
7,001	*	Micron Technology, Inc	50,757
2,327	e	Molex, Inc	63,527
7,889		National Semiconductor Corp	178,607
10,836	*	Network Appliance, Inc	270,467
2,392	*	Novellus Systems, Inc	65,947
15,909	*	Nvidia Corp	541,224
3,997	*	QLogic Corp	56,757
2,772		RadioShack Corp	46,736
2,384	*	Rambus, Inc	49,921
3,062	*	Sanmina-SCI Corp	5,573
1,601	e*	Silicon Laboratories, Inc	59,925

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
42,607	e*	Sirius Satellite Radio, Inc	$129,099
725	*	Sunpower Corp (Class A)	94,533
1,700	e*	Thomas & Betts Corp	83,368
2,291	*	Varian Semiconductor Equipment Associates, Inc	84,767
1,082	*	Vishay Intertechnology, Inc	12,346
1,651		Whirlpool Corp	134,771
8,706	e	Xilinx, Inc	190,400
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,392,060

ENGINEERING AND MANAGEMENT SERVICES - 2.99%
3,845	*	Amylin Pharmaceuticals, Inc	142,265
1,091	e	Corporate Executive Board Co	65,569
2,570	e	Fluor Corp	374,500
1,533	*	Gen-Probe, Inc	96,472
970	*	Genpact Ltd	14,773
1,790	*	Hewitt Associates, Inc (Class A)	68,539
3,477	*	Jacobs Engineering Group, Inc	332,436
6,504	*	McDermott International, Inc	383,931
9,917	e	Paychex, Inc	359,194
4,232	e	Quest Diagnostics, Inc	223,873
2,157	*	Shaw Group, Inc	130,369
489	e*	URS Corp	26,567
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,218,488

FABRICATED METAL PRODUCTS - 0.52%
835	*	Alliant Techsystems, Inc	94,990
2,982		Ball Corp	134,190
4,775	*	Crown Holdings, Inc	122,479
765		Stanley Works	37,087
		TOTAL FABRICATED METAL PRODUCTS	388,746

FOOD AND KINDRED PRODUCTS - 1.73%
3,846	e	Campbell Soup Co	137,418
5,228	e	H.J. Heinz Co	244,043
1,988	e*	Hansen Natural Corp	88,049
3,469		Hershey Co	136,679
2,559		McCormick & Co, Inc	97,012
1,009		Pepsi Bottling Group, Inc	39,815
11,225		Sara Lee Corp	180,274
6,166		Wrigley (Wm.) Jr Co	361,019
		TOTAL FOOD AND KINDRED PRODUCTS	1,284,309

FOOD STORES - 0.27%
805	*	Panera Bread Co (Class A)	28,835
4,131	e	Whole Foods Market, Inc	168,545
		TOTAL FOOD STORES	197,380

FORESTRY - 0.01%
198		Rayonier, Inc	9,354
		TOTAL FORESTRY	9,354

FURNITURE AND FIXTURES - 0.11%
1,401		HNI Corp	49,119
343		Hillenbrand Industries, Inc	19,115

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
568		Masco Corp	$12,274
		TOTAL FURNITURE AND FIXTURES	80,508

FURNITURE AND HOME FURNISHINGS STORES - 0.85%
8,097	*	Bed Bath & Beyond, Inc	237,971
2,314	e	Circuit City Stores, Inc	9,719
4,598	*	GameStop Corp (Class A)	285,582
1,908		Steelcase, Inc (Class A)	30,280
2,693	e	Williams-Sonoma, Inc	69,749
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	633,301

GENERAL BUILDING CONTRACTORS - 0.08%
159	e	Centex Corp	4,016
60	*	NVR, Inc	31,440
2,187		Pulte Homes, Inc	23,051
		TOTAL GENERAL BUILDING CONTRACTORS	58,507

GENERAL MERCHANDISE STORES - 1.19%
3,175	e*	Big Lots, Inc	50,768
4,398	e	Family Dollar Stores, Inc	84,574
6,594		JC Penney Co, Inc	290,070
3,465	e	Saks, Inc	71,933
13,287		TJX Cos, Inc	381,736
		TOTAL GENERAL MERCHANDISE STORES	879,081

HEALTH SERVICES - 3.27%
2,260	e	AmerisourceBergen Corp	101,406
337		Brookdale Senior Living, Inc	9,574
8,414	e	Cigna Corp	452,084
213	e*	Community Health Systems, Inc	7,851
1,853	e*	Covance, Inc	160,507
4,266	e*	Coventry Health Care, Inc	252,761
3,077	e*	DaVita, Inc	173,389
1,681	e*	Edwards Lifesciences Corp	77,309
6,424	*	Express Scripts, Inc	468,952
3,433	*	Laboratory Corp of America Holdings	259,294
2,468	*	Lincare Holdings, Inc	86,775
382		Omnicare, Inc	8,713
1,420	*	Pediatrix Medical Group, Inc	96,773
3,042		Pharmaceutical Product Development, Inc	122,806
1,679	*	Sierra Health Services, Inc	70,451
11,172	e*	Tenet Healthcare Corp	56,754
371		Universal Health Services, Inc (Class B)	18,995
		TOTAL HEALTH SERVICES	2,424,394

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.43%
2,058	*	Foster Wheeler Ltd	319,031
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	319,031

HOLDING AND OTHER INVESTMENT OFFICES - 5.16%
864	*	Affiliated Managers Group, Inc	101,485
130	e	Apartment Investment & Management Co (Class A)	4,515
3,115		Duke Realty Corp	81,239
315		Essex Property Trust, Inc	30,709

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
869		Federal Realty Investment Trust	$71,388
3,488		General Growth Properties, Inc	143,636
246		Health Care REIT, Inc	10,994
925		Kilroy Realty Corp	50,838
2,091		Macerich Co	148,586
383		Plum Creek Timber Co, Inc	17,633
6,557		Prologis	415,583
300		Public Storage, Inc	22,023
893		Taubman Centers, Inc	43,927
3,951		UDR, Inc	78,427
3,888		Ventas, Inc	175,932
1,762	e	WABCO Holdings, Inc	88,259
2,251		Weingarten Realty Investors	70,771
19,930		iShares Russell Midcap Growth Index Fund	2,270,824
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,826,769

HOTELS AND OTHER LODGING PLACES - 0.82%
1,685		Boyd Gaming Corp	57,408
998		Choice Hotels International, Inc	33,134
1,168	e	Orient-Express Hotels Ltd (Class A)	67,183
5,881		Starwood Hotels & Resorts Worldwide, Inc	258,940
406	e	Wyndham Worldwide Corp	9,565
1,594	e	Wynn Resorts Ltd	178,735
		TOTAL HOTELS AND OTHER LODGING PLACES	604,965

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.21%
1,763	*	AGCO Corp	119,849
996		Black & Decker Corp	69,371
11,664	e*	Brocade Communications Systems, Inc	85,614
518	e	Carlisle Cos, Inc	19,182
3,048		Cummins, Inc	388,224
1,930	e	Diebold, Inc	55,931
2,319	e	Donaldson Co, Inc	107,555
1,920	e	Dover Corp	88,493
2,507	*	Dresser-Rand Group, Inc	97,898
3,794	*	FMC Technologies, Inc	215,120
1,495		Flowserve Corp	143,819
1,854	e	Graco, Inc	69,080
3,720	*	Grant Prideco, Inc	206,497
2,376		IDEX Corp	85,845
550		Ingersoll-Rand Co Ltd (Class A)	25,559
9,712		International Game Technology	426,648
3,367		Jabil Circuit, Inc	51,414
3,171		Joy Global, Inc	208,715
1,318		Kennametal, Inc	49,899
3,607	*	Lam Research Corp	155,931
200	e	Lennox International, Inc	8,284
1,505	*	Lexmark International, Inc (Class A)	52,464
3,638		Manitowoc Co, Inc	177,644
3,282		Pall Corp	132,330
562	*	Riverbed Technology, Inc	15,028
4,406		Rockwell Automation, Inc	303,838
3,961	e*	SanDisk Corp	131,386
1,902	*	Scientific Games Corp (Class A)	63,242

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,019		Seagate Technology, Inc	$153,485
714	*	Teradata Corp	19,571
3,005	*	Terex Corp	197,038
1,196		Toro Co	65,110
5,267		Trane, Inc	246,022
3,720	*	Varian Medical Systems, Inc	194,035
1,820	*	VeriFone Holdings, Inc	42,315
1,988	*	Western Digital Corp	60,057
2,017	e*	Zebra Technologies Corp (Class A)	69,990
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,602,483

INSTRUMENTS AND RELATED PRODUCTS - 6.46%
3,368		Garmin Ltd	326,696
1,727	*	Advanced Medical Optics, Inc	42,363
11,794	*	Agilent Technologies, Inc	433,312
8,912	e	Allergan, Inc	572,507
955		Applera Corp (Applied Biosystems Group)	32,394
3,018		Bard (C.R.), Inc	286,106
1,466	e	Beckman Coulter, Inc	106,725
554	e	Cooper Cos, Inc	21,052
58		DRS Technologies, Inc	3,148
4,435		Dentsply International, Inc	199,664
1,093	*	Intuitive Surgical, Inc	354,679
5,600		Kla-Tencor Corp	269,696
1,107	*	Mettler-Toledo International, Inc	125,977
1,571	e*	Millipore Corp	114,966
1,680		National Instruments Corp	55,994
909		PerkinElmer, Inc	23,652
5,253	e	Pitney Bowes, Inc	199,824
2,291	e*	Resmed, Inc	120,346
2,150	*	Respironics, Inc	140,782
4,885		Rockwell Collins, Inc	351,573
2,580		Roper Industries, Inc	161,353
9,885	*	St. Jude Medical, Inc	401,726
1,190	e*	Techne Corp	78,599
2,747	*	Teradyne, Inc	28,404
3,484	*	Trimble Navigation Ltd	105,356
2,950	*	Waters Corp	233,257
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,790,151

INSURANCE AGENTS, BROKERS AND SERVICE - 0.13%
3,335		Brown & Brown, Inc	78,372
621	e	Gallagher (Arthur J.) & Co	15,022
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	93,394

INSURANCE CARRIERS - 1.14%
1,191		W.R. Berkley Corp	35,504
120		CNA Financial Corp	4,046
247	e	Erie Indemnity Co (Class A)	12,817
1,378		HCC Insurance Holdings, Inc	39,521
68		Hanover Insurance Group, Inc	3,114
3,275	*	Health Net, Inc	158,182
4,904	*	Humana, Inc	369,320
378		PartnerRe Ltd	31,196

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,311	*	Philadelphia Consolidated Holding Co	$51,588
462		Principal Financial Group	31,804
278		Transatlantic Holdings, Inc	20,202
1,287	*	WellCare Health Plans, Inc	54,582
605	e	XL Capital Ltd (Class A)	30,438
		TOTAL INSURANCE CARRIERS	842,314

JUSTICE, PUBLIC ORDER AND SAFETY - 0.14%
3,578	*	Corrections Corp of America	105,587
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	105,587

LEATHER AND LEATHER PRODUCTS - 0.56%
2,336	e*	CROCS, Inc	85,988
10,848	e*	Coach, Inc	331,732
		TOTAL LEATHER AND LEATHER PRODUCTS	417,720

METAL MINING - 0.31%
1,195		Cleveland-Cliffs, Inc	120,456
1,354		Foundation Coal Holdings, Inc	71,085
843	*	Patriot Coal Corp	35,187
		TOTAL METAL MINING	226,728

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
1,602		Hasbro, Inc	40,979
5,142		Mattel, Inc	97,904
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	138,883

MISCELLANEOUS RETAIL - 0.88%
157		Barnes & Noble, Inc	5,409
1,959	e*	Coldwater Creek, Inc	13,106
2,384	*	Dick's Sporting Goods, Inc	66,180
2,849	*	Dollar Tree Stores, Inc	73,846
1,366		MSC Industrial Direct Co (Class A)	55,282
1,096	e*	Nutri/System, Inc	29,570
8,015	e*	Office Depot, Inc	111,489
973	e	OfficeMax, Inc	20,102
3,970		Petsmart, Inc	93,414
3,981		Tiffany & Co	183,245
		TOTAL MISCELLANEOUS RETAIL	651,643

MOTION PICTURES - 0.25%
4,516	e*	Discovery Holding Co (Class A)	113,532
1,528	*	DreamWorks Animation SKG, Inc (Class A)	39,025
1,840		Regal Entertainment Group (Class A)	33,249
		TOTAL MOTION PICTURES	185,806

NONDEPOSITORY INSTITUTIONS - 0.81%
207	*	AmeriCredit Corp	2,648
2,227		CapitalSource, Inc	39,173
1,763	e	First Marblehead Corp	26,974
1,000	*	GLG Partners Inc	13,600
7,282		Textron, Inc	519,207
		TOTAL NONDEPOSITORY INSTITUTIONS	601,602

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
NONMETALLIC MINERALS, EXCEPT FUELS - 0.33%
3,046		Vulcan Materials Co	$240,908
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	240,908

OIL AND GAS EXTRACTION - 7.54%
8,576	e	BJ Services Co	208,054
762	*	CNX Gas Corp	24,346
6,440	*	Cameron International Corp	309,957
1,234	*	Cheniere Energy, Inc	40,278
7,853		Chesapeake Energy Corp	307,838
370	*	Continental Resources, Inc	9,668
7,080	e*	Denbury Resources, Inc	210,630
1,985	e	Diamond Offshore Drilling, Inc	281,870
4,039		ENSCO International, Inc	240,805
2,700	e	Equitable Resources, Inc	143,856
2,739	*	Global Industries Ltd	58,669
2,152	*	Helix Energy Solutions Group, Inc	89,308
7,247	*	Nabors Industries Ltd	198,495
10,378	d*	National Oilwell Varco, Inc	762,368
7,830		Noble Corp	442,473
1,585	*	Oceaneering International, Inc	106,750
3,592	*	Pride International, Inc	121,769
1,472	*	Quicksilver Resources, Inc	87,716
4,323		Range Resources Corp	222,029
2,332	e	Rowan Cos, Inc	92,021
5,856		Smith International, Inc	432,466
4,961	*	Southwestern Energy Co	276,427
2,385	*	Superior Energy Services	82,092
2,195	*	Tetra Technologies, Inc	34,176
1,103		Tidewater, Inc	60,511
1,082	*	Unit Corp	50,042
558		W&T Offshore, Inc	16,718
9,856	*	Weatherford International Ltd	676,122
		TOTAL OIL AND GAS EXTRACTION	5,587,454

PAPER AND ALLIED PRODUCTS - 0.17%
6,640	e*	Domtar Corporation	51,062
2,709		Packaging Corp of America	76,394
		TOTAL PAPER AND ALLIED PRODUCTS	127,456

PERSONAL SERVICES - 0.44%
3,011		Cintas Corp	101,230
9,415	e	H&R Block, Inc	174,837
1,048	e	Weight Watchers International, Inc	47,349
		TOTAL PERSONAL SERVICES	323,416

PETROLEUM AND COAL PRODUCTS - 1.04%
2,832	e	Cabot Oil & Gas Corp	114,328
1,620	e	Frontier Oil Corp	65,740
1,344		Holly Corp	68,396
706		Noble Energy, Inc	56,141
330	*	SandRidge Energy, Inc	11,834
3,543	e	Sunoco, Inc	256,655
3,988		Tesoro Corp	190,228

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
453	e	Western Refining, Inc	$10,967
		TOTAL PETROLEUM AND COAL PRODUCTS	774,289

PRIMARY METAL INDUSTRIES - 1.84%
3,245	*	AK Steel Holding Corp	150,049
2,983	e	Allegheny Technologies, Inc	257,731
876	e	Carpenter Technology Corp	65,849
1,790	*	CommScope, Inc	88,086
1,523	*	General Cable Corp	111,605
540	e	Hubbell, Inc (Class B)	27,864
4,023		Precision Castparts Corp	557,990
900	e	Steel Dynamics, Inc	53,613
1,991	e	Titanium Metals Corp	52,662
		TOTAL PRIMARY METAL INDUSTRIES	1,365,449

PRINTING AND PUBLISHING - 0.46%
1,732	e	Dun & Bradstreet Corp	153,507
1,116	e	Harte-Hanks, Inc	19,307
340	*	MSCI, Inc	13,056
1,405		Meredith Corp	77,247
1,058		New York Times Co (Class A)	18,547
1,466		John Wiley & Sons, Inc (Class A)	62,803
		TOTAL PRINTING AND PUBLISHING	344,467

RAILROAD TRANSPORTATION - 0.19%
2,185		CSX Corp	96,096
1,360	*	Kansas City Southern Industries, Inc	46,689
		TOTAL RAILROAD TRANSPORTATION	142,785

REAL ESTATE - 0.50%
5,700	e*	CB Richard Ellis Group, Inc (Class A)	122,835
2,100	e	Forest City Enterprises, Inc (Class A)	93,324
1,069		Jones Lang LaSalle, Inc	76,070
2,131	e*	St. Joe Co	75,672
		TOTAL REAL ESTATE	367,901

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.40%
6,126	*	Goodyear Tire & Rubber Co	172,876
4,214		Newell Rubbermaid, Inc	109,058
728		Sealed Air Corp	16,846
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	298,780

SECURITY AND COMMODITY BROKERS - 3.95%
4,097	e	Broadridge Financial Solutions, Inc	91,896
1,061	e	BlackRock, Inc	230,025
4,598	*	E*Trade Financial Corp	16,323
3,215	e	Eaton Vance Corp	145,993
2,552	e	Federated Investors, Inc (Class B)	105,040
2,057	e*	IntercontinentalExchange, Inc	395,972
9,600		Invesco Ltd	301,248
1,278	e*	Investment Technology Group, Inc	60,820
3,962		Janus Capital Group, Inc	130,152
1,495		Lazard Ltd (Class A)	60,817
1,570		Legg Mason, Inc	114,845

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,470	*	MF Global Ltd	$46,261
2,631	*	Nasdaq Stock Market, Inc	130,208
2,686		Nymex Holdings, Inc	358,876
3,758		SEI Investments Co	120,895
7,757		T Rowe Price Group, Inc	472,246
7,240	e	TD Ameritrade Holding Corp	145,234
		TOTAL SECURITY AND COMMODITY BROKERS	2,926,851

SPECIAL TRADE CONTRACTORS - 0.17%
4,801	*	Quanta Services, Inc	125,978
		TOTAL SPECIAL TRADE CONTRACTORS	125,978

STONE, CLAY, AND GLASS PRODUCTS - 0.45%
1,327	e	Eagle Materials, Inc	47,082
4,165		Gentex Corp	74,012
4,235	*	Owens-Illinois, Inc	209,632
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	330,726

TOBACCO PRODUCTS - 0.41%
1,875		Loews Corp (Carolina Group)	159,937
2,579		UST, Inc	141,329
		TOTAL TOBACCO PRODUCTS	301,266

TRANSPORTATION BY AIR - 0.68%
7,026	e*	AMR Corp	98,575
2,837	*	Continental Airlines, Inc (Class B)	63,123
531		Copa Holdings S.A. (Class A)	19,950
7,919	*	Delta Air Lines, Inc	117,914
5,100	*	Northwest Airlines Corp	74,001
4,479		Southwest Airlines Co	54,644
2,020		UAL Corp	72,033
		TOTAL TRANSPORTATION BY AIR	500,240

TRANSPORTATION EQUIPMENT - 1.83%
1,400	e	Autoliv, Inc	73,794
2,692	*	BE Aerospace, Inc	142,407
3,654		Goodrich Corp	258,009
7,057	e	Harley-Davidson, Inc	329,632
2,455	e	Harsco Corp	157,292
650		ITT Industries, Inc	42,926
2,163	e	Oshkosh Truck Corp	102,223
3,806	*	Pactiv Corp	101,354
1,740	*	Spirit Aerosystems Holdings, Inc (Class A)	60,030
898		Thor Industries, Inc	34,133
2,003	e	Trinity Industries, Inc	55,603
		TOTAL TRANSPORTATION EQUIPMENT	1,357,403

TRANSPORTATION SERVICES - 0.84%
4,945		CH Robinson Worldwide, Inc	267,623
6,224	e	Expeditors International Washington, Inc	278,088
608		GATX Corp	22,301
2,946		UTI Worldwide, Inc	57,742
		TOTAL TRANSPORTATION SERVICES	625,754

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
TRUCKING AND WAREHOUSING - 0.24%
1,004	e	Con-way, Inc	$41,706
2,489		J.B. Hunt Transport Services, Inc	68,572
1,624		Landstar System, Inc	68,452
		TOTAL TRUCKING AND WAREHOUSING	178,730

WATER TRANSPORTATION - 0.19%
1,420		Frontline Ltd	68,160
1,594	*	Kirby Corp	74,089
		TOTAL WATER TRANSPORTATION	142,249

WHOLESALE TRADE-DURABLE GOODS - 0.88%
2,028	e*	Arrow Electronics, Inc	79,660
678	e	BorgWarner, Inc	32,822
1,237	e	Martin Marietta Materials, Inc	164,026
4,063	*	Patterson Cos, Inc	137,939
1,421		Pool Corp	28,178
170		Reliance Steel & Aluminum Co	9,214
1,648		W.W. Grainger, Inc	144,233
1,324	e*	WESCO International, Inc	52,483
		TOTAL WHOLESALE TRADE-DURABLE GOODS	648,555

WHOLESALE TRADE-NONDURABLE GOODS - 0.85%
2,146		Airgas, Inc	111,828
1,229	e*	Bare Escentuals, Inc	29,803
1,602	e	Brown-Forman Corp (Class B)	118,724
230		Dean Foods Co	5,948
3,904	*	Endo Pharmaceuticals Holdings, Inc	104,120
2,597	e*	Henry Schein, Inc	159,456
1,540		Herbalife Ltd	62,031
1,032	*	Tractor Supply Co	37,090
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	629,000

		TOTAL COMMON STOCKS	73,617,609
		(Cost $61,690,338)

SHORT-TERM INVESTMENTS - 2.77%

PRINCIPAL		ISSUER
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.00%
$ 740,000		Federal Home Loan Bank (FHLB), 01/02/08	740,000
			740,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.77%
1,311,653		State Street Navigator Securities Lending Prime Portfolio	1,311,653
			1,311,653

		TOTAL SHORT-TERM INVESTMENTS	2,051,653
		(Cost $2,051,586)

		TOTAL PORTFOLIO - 102.09%	75,669,262
		(Cost $63,741,924)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

VALUE
	OTHER ASSETS & LIABILITIES, NET - (2.09%)	$(1,551,492)

	NET ASSETS - 100.00%	$ 74,117,770

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $722,847.
e	All or a portion of these securities are out on loan.

At December 31, 2007, the unrealized appreciation on investments was $11,944,855, consisting of gross unrealized appreciation of $15,994,479 and gross unrealized depreciation of $4,049,624.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.93%

AMUSEMENT AND RECREATION SERVICES - 0.46%
7,579		Harrah's Entertainment, Inc	$672,636
3,146		International Speedway Corp (Class A)	129,552
1,687	e	Warner Music Group Corp	10,223
		TOTAL AMUSEMENT AND RECREATION SERVICES	812,411

APPAREL AND ACCESSORY STORES - 0.82%
1,229	*	AnnTaylor Stores Corp	31,413
14,804		Foot Locker, Inc	202,223
56,896		Gap, Inc	1,210,747
		TOTAL APPAREL AND ACCESSORY STORES	1,444,383

APPAREL AND OTHER TEXTILE PRODUCTS - 0.50%
8,191	e	Jones Apparel Group, Inc	130,974
9,259		Liz Claiborne, Inc	188,421
8,195		VF Corp	562,669
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	882,064

AUTO REPAIR, SERVICES AND PARKING - 0.24%
10,639	*	Hertz Global Holdings, Inc	169,054
5,540	e	Ryder System, Inc	260,435
		TOTAL AUTO REPAIR, SERVICES AND PARKING	429,489

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.17%
12,788	e*	Autonation, Inc	200,260
353	*	Copart, Inc	15,020
5,337	e	Penske Auto Group, Inc	93,184
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	308,464

BUSINESS SERVICES - 2.83%
5,134	*	Affiliated Computer Services, Inc (Class A)	231,543
6,022	e*	Avis Budget Group, Inc	78,286
14,723		CA, Inc	367,339
19,214	*	Cadence Design Systems, Inc	326,830
16,516	*	Computer Sciences Corp	817,047
5,345	*	Compuware Corp	47,464
13,053	*	Convergys Corp	214,852
20,378		Electronic Data Systems Corp	422,436
18,100	*	Expedia, Inc	572,322
4,928	e	Fair Isaac Corp	158,435
2,882		Fidelity National Information Services, Inc	119,862
2,435	*	Getty Images, Inc	70,615
1,856		IMS Health, Inc	42,762
17,123	*	Interpublic Group of Cos, Inc	138,868
13,780	*	Juniper Networks, Inc	457,496
859	e*	Kinetic Concepts, Inc	46,008
15,009	*	NCR Corp	376,726
28,928	*	Novell, Inc	198,735
33,157	*	Unisys Corp	156,833

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,181	*	United Rentals, Inc	$150,203
		TOTAL BUSINESS SERVICES	4,994,662

CHEMICALS AND ALLIED PRODUCTS - 4.41%
10,926		Air Products & Chemicals, Inc	1,077,631
6,646		Alberto-Culver Co	163,093
1,377		Avery Dennison Corp	73,174
3,264		Avon Products, Inc	129,026
1,739		Cabot Corp	57,978
4,104		Celanese Corp (Series A)	173,681
4,125	*	Charles River Laboratories International, Inc	271,425
21,551		Chemtura Corp	168,098
329		Church & Dwight Co, Inc	17,789
1,037		Clorox Co	67,581
4,015		Cytec Industries, Inc	247,244
8,021	e	Eastman Chemical Co	490,003
7,302		FMC Corp	398,324
8,611	e	Huntsman Corp	221,303
2,089		International Flavors & Fragrances, Inc	100,544
2,677	*	Invitrogen Corp	250,059
21,994	*	King Pharmaceuticals, Inc	225,219
4,869		Lubrizol Corp	263,705
13,717	*	Millennium Pharmaceuticals, Inc	205,481
8,374	*	Mosaic Co	790,003
15,541		PPG Industries, Inc	1,091,444
5,976	e	Rohm & Haas Co	317,146
1,501		RPM International, Inc	30,470
3,380	e	Scotts Miracle-Gro Co (Class A)	126,480
8,739		Sigma-Aldrich Corp	477,149
8,623	e	Valspar Corp	194,362
4,096	*	Watson Pharmaceuticals, Inc	111,165
1,760	e	Westlake Chemical Corp	33,422
		TOTAL CHEMICALS AND ALLIED PRODUCTS	7,772,999

COMMUNICATIONS - 3.91%
14,087		Cablevision Systems Corp (Class A)	345,132
278	e*	Central European Media Enterprises Ltd (Class A)	32,242
10,443		CenturyTel, Inc	432,967
26,902	e	Citizens Communications Co	342,462
2,057	e*	Clearwire Corp (Class A)	28,201
4,023	*	Crown Castle International Corp	167,357
14,404		Embarq Corp	713,430
2,230	e	Hearst-Argyle Television, Inc	49,305
15,483	e*	IAC/InterActiveCorp	416,802
17,974	e*	Liberty Global, Inc (Class A)	704,401
12,302	e*	Liberty Media Corp - Capital (Series A)	1,433,060
23,872	*	Liberty Media Holding Corp (Interactive A)	455,478
153,395	e	Qwest Communications International, Inc	1,075,299
5,399		Telephone & Data Systems, Inc	337,977
1,076	*	US Cellular Corp	90,492
20,385		Windstream Corp	265,413
		TOTAL COMMUNICATIONS	6,890,018

DEPOSITORY INSTITUTIONS - 6.29%
12,160	e	Associated Banc-Corp	329,414
8,277		Astoria Financial Corp	192,606
7,837		Bancorpsouth, Inc	185,032

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,133		Bank of Hawaii Corp	$160,222
2,122		BOK Financial Corp	109,707
600	e	Capitol Federal Financial	18,600
3,902		City National Corp	232,364
15,155	e	Colonial Bancgroup, Inc	205,199
14,869		Comerica, Inc	647,248
13,010		Commerce Bancorp, Inc	496,201
6,891	e	Commerce Bancshares, Inc	309,130
5,722		Cullen/Frost Bankers, Inc	289,877
6,015	e	East West Bancorp, Inc	145,743
541		First Citizens Bancshares, Inc (Class A)	78,905
11,990	e	First Horizon National Corp	217,619
16,512	e	Fulton Financial Corp	185,265
31,249		Hudson City Bancorp, Inc	469,360
34,834	e	Huntington Bancshares, Inc	514,150
7,674	e	IndyMac Bancorp, Inc	45,660
37,405		Keycorp	877,147
6,535	e	M&T Bank Corp	533,060
24,705		Marshall & Ilsley Corp	654,188
8,235	*	Metavante Technologies, Inc	192,040
30,660	e	New York Community Bancorp, Inc	539,003
3,180		Northern Trust Corp	243,524
6,109	e	People's United Financial, Inc	108,740
26,636		Popular, Inc	282,342
40,881		Sovereign Bancorp, Inc	466,043
16,471		Synovus Financial Corp	396,622
12,331	e	TCF Financial Corp	221,095
8,257	e*	TFS Financial Corp	98,589
4,490		UnionBanCal Corp	219,606
11,475	e	Valley National Bancorp	218,714
8,306		Washington Federal, Inc	175,340
5,186		Webster Financial Corp	165,796
6,441	e	Whitney Holding Corp	168,432
6,553	e	Wilmington Trust Corp	230,666
10,307		Zions Bancorporation	481,234
		TOTAL DEPOSITORY INSTITUTIONS	11,104,483

ELECTRIC, GAS, AND SANITARY SERVICES - 14.91%
7,417		AGL Resources, Inc	279,176
10,845		Alliant Energy Corp	441,283
23,124	*	Allied Waste Industries, Inc	254,826
19,739		Ameren Corp	1,070,051
38,022		American Electric Power Co, Inc	1,770,304
11,783	e	Aqua America, Inc	249,800
8,467		Atmos Energy Corp	237,415
21,405		CMS Energy Corp	372,019
25,793	e	Consolidated Edison, Inc	1,259,988
3,851		Constellation Energy Group, Inc	394,843
5,004	e	DPL, Inc	148,369
15,603		DTE Energy Co	685,908
26,546	*	Dynegy, Inc (Class A)	189,538
31,065		Edison International	1,657,939
66,766		El Paso Corp	1,151,046
6,839		Energen Corp	439,269
15,068		Energy East Corp	410,000
8,200	e	Great Plains Energy, Inc	240,424
7,815	e	Hawaiian Electric Industries, Inc	177,948

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,216	e	Integrys Energy Group, Inc	$372,995
17,337		MDU Resources Group, Inc	478,675
7,685	e*	Mirant Corp	299,561
7,959	e	National Fuel Gas Co	371,526
26,132		NiSource, Inc	493,633
14,736		Northeast Utilities	461,384
4,182	e*	NRG Energy, Inc	181,248
10,184	e	NSTAR	368,864
8,748		OGE Energy Corp	317,465
9,905		Oneok, Inc	443,447
18,410		Pepco Holdings, Inc	539,965
33,515		PG&E Corp	1,444,161
9,557		Pinnacle West Capital Corp	405,312
9,347		PPL Corp	486,885
24,586		Progress Energy, Inc	1,190,700
11,142		Puget Energy, Inc	305,625
10,817		Questar Corp	585,200
32,397	*	Reliant Energy, Inc	850,097
1,617		Republic Services, Inc	50,693
11,124		SCANA Corp	468,877
25,154		Sempra Energy	1,556,530
18,016		Sierra Pacific Resources	305,912
10,250		Southern Union Co	300,940
19,987	e	TECO Energy, Inc	343,976
10,129		UGI Corp	276,015
7,294	e	Vectren Corp	211,599
9,307		Williams Cos, Inc	333,004
11,151		Wisconsin Energy Corp	543,165
38,989		Xcel Energy, Inc	879,982
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	26,297,582

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.69%
11,181	e*	ADC Telecommunications, Inc	173,865
33,868	e*	Advanced Micro Devices, Inc	254,010
44,850	*	Atmel Corp	193,752
5,664	*	Avnet, Inc	198,070
3,868		AVX Corp	51,909
11,833		Cooper Industries Ltd (Class A)	625,729
5,806	e*	Cree, Inc	159,491
12,320		Eaton Corp	1,194,424
1,518	*	Energizer Holdings, Inc	170,213
6,937	*	Fairchild Semiconductor International, Inc	100,101
12,523	*	Integrated Device Technology, Inc	141,635
5,352	e*	International Rectifier Corp	181,807
5,837		Intersil Corp (Class A)	142,890
3,176	e*	Jarden Corp	74,985
8,872	e*	JDS Uniphase Corp	117,998
7,923		L-3 Communications Holdings, Inc	839,363
1,247		Lincoln Electric Holdings, Inc	88,761
27,743	e*	LSI Logic Corp	147,315
48,607	e*	Micron Technology, Inc	352,401
5,642		Molex, Inc	154,027
4,071	e*	Novellus Systems, Inc	112,237
1,432	*	QLogic Corp	20,334
3,852		RadioShack Corp	64,945
2,018	e*	Rambus, Inc	42,257
39,307	*	Sanmina-SCI Corp	71,539

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,596		Teleflex, Inc	$226,584
41,740	*	Tellabs, Inc	272,980
14,650	*	Vishay Intertechnology, Inc	167,157
2,137		Whirlpool Corp	174,443
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,515,222

ENGINEERING AND MANAGEMENT SERVICES - 0.67%
503	*	Genpact Ltd	7,661
3,398	*	Hewitt Associates, Inc (Class A)	130,109
15,997	*	KBR, Inc	620,684
1,011		Quest Diagnostics, Inc	53,482
682	*	Shaw Group, Inc	41,220
5,942	*	URS Corp	322,829
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,175,985

FABRICATED METAL PRODUCTS - 1.50%
408	*	Alliant Techsystems, Inc	46,414
11,368		Commercial Metals Co	334,788
4,856		Crane Co	208,322
16,466		Parker Hannifin Corp	1,240,054
9,155		Pentair, Inc	318,686
5,296		Snap-On, Inc	255,479
5,150		Stanley Works	249,672
		TOTAL FABRICATED METAL PRODUCTS	2,653,415

FOOD AND KINDRED PRODUCTS - 4.83%
11,511		Bunge Ltd	1,339,996
9,504		Campbell Soup Co	339,578
29,715		Coca-Cola Enterprises, Inc	773,481
47,492		ConAgra Foods, Inc	1,129,835
18,277	*	Constellation Brands, Inc (Class A)	432,068
7,097		Corn Products International, Inc	260,815
19,251		Del Monte Foods Co	182,114
13,762		H.J. Heinz Co	642,410
4,722	e	Hershey Co	186,047
7,020		Hormel Foods Corp	284,170
5,398		J.M. Smucker Co	277,673
4,198		McCormick & Co, Inc	159,146
10,445		Molson Coors Brewing Co (Class B)	539,171
10,060		Pepsi Bottling Group, Inc	396,968
5,624		PepsiAmericas, Inc	187,392
33,283		Sara Lee Corp	534,525
10,408	e*	Smithfield Foods, Inc	300,999
25,190		Tyson Foods, Inc (Class A)	386,163
2,742		Wrigley (Wm.) Jr Co	160,544
		TOTAL FOOD AND KINDRED PRODUCTS	8,513,095

FOOD STORES - 1.24%
42,035		Safeway, Inc	1,438,017
20,033		Supervalu, Inc	751,638
		TOTAL FOOD STORES	2,189,655

FORESTRY - 0.19%
6,897		Rayonier, Inc	325,814
		TOTAL FORESTRY	325,814

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
FURNITURE AND FIXTURES - 0.73%
4,665		Hillenbrand Industries, Inc	$259,980
16,853	e	Leggett & Platt, Inc	293,916
33,924	e	Masco Corp	733,098
		TOTAL FURNITURE AND FIXTURES	1,286,994

FURNITURE AND HOMEFURNISHINGS STORES - 0.26%
8,578	e	Circuit City Stores, Inc	36,028
5,250	*	Mohawk Industries, Inc	390,600
1,559		Steelcase, Inc (Class A)	24,741
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	451,369

GENERAL BUILDING CONTRACTORS - 1.00%
10,847	e	Centex Corp	273,995
29,721		DR Horton, Inc	391,426
7,269	e	KB Home	157,010
12,920	e	Lennar Corp (Class A)	231,139
3,205	e	MDC Holdings, Inc	119,002
231	e*	NVR, Inc	121,044
12,507	e	Pulte Homes, Inc	131,824
3,989	e	Ryland Group, Inc	109,897
12,018	e*	Toll Brothers, Inc	241,081
		TOTAL GENERAL BUILDING CONTRACTORS	1,776,418

GENERAL MERCHANDISE STORES - 0.20%
6,151	*	BJ's Wholesale Club, Inc	208,088
5,749	e	Dillard's, Inc (Class A)	107,966
1,746	e	Saks, Inc	36,247
		TOTAL GENERAL MERCHANDISE STORES	352,301

HEALTH SERVICES - 0.90%
8,960		AmerisourceBergen Corp	402,035
2,616	e	Brookdale Senior Living, Inc	74,321
8,343	e*	Community Health Systems, Inc	307,523
899	*	Coventry Health Care, Inc	53,266
23,103	e	Health Management Associates, Inc (Class A)	138,156
5,505	*	LifePoint Hospitals, Inc	163,719
10,186	e	Omnicare, Inc	232,343
10,226	e*	Tenet Healthcare Corp	51,948
3,138		Universal Health Services, Inc (Class B)	160,666
		TOTAL HEALTH SERVICES	1,583,977

HOLDING AND OTHER INVESTMENT OFFICES - 11.36%
14,519	e	Allied Capital Corp	312,159
9,499		AMB Property Corp	546,762
38,312		Annaly Mortgage Management, Inc	696,512
8,763	e	Apartment Investment & Management Co (Class A)	304,339
7,587		AvalonBay Communities, Inc	714,240
9,662		Boston Properties, Inc	887,068
8,248		Brandywine Realty Trust	147,887
4,834		BRE Properties, Inc (Class A)	195,922
5,418		Camden Property Trust	260,877
6,258		CBL & Associates Properties, Inc	149,629
4,432	e	Colonial Properties Trust	100,296
11,914		Developers Diversified Realty Corp	456,187
9,869	e	Douglas Emmett, Inc	223,138
3,795		Duke Realty Corp	98,974
25,825		Equity Residential	941,838

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,260	e	Essex Property Trust, Inc	$122,837
2,585		Federal Realty Investment Trust	212,358
9,244		General Growth Properties, Inc	380,668
19,643		HCP, Inc	683,184
6,718		Health Care REIT, Inc	300,227
8,812		Hospitality Properties Trust	283,923
49,776		Host Marriott Corp	848,183
21,494		HRPT Properties Trust	166,149
35,315	e	iShares Russell Midcap Value Index Fund	4,981,534
12,220	e	iStar Financial, Inc	318,331
20,473		Kimco Realty Corp	745,217
8,741	e	Liberty Property Trust	251,828
6,476		Mack-Cali Realty Corp	220,184
15,407		Plum Creek Timber Co, Inc	709,338
3,058		Prologis	193,816
10,983		Public Storage, Inc	806,262
6,625		Regency Centers Corp	427,246
5,665		SL Green Realty Corp	529,451
2,266		Taubman Centers, Inc	111,465
12,462	e	Thornburg Mortgage, Inc	115,149
27,949	e	Virgin Media, Inc	479,046
12,706		Vornado Realty Trust	1,117,493
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	20,039,717

HOTELS AND OTHER LODGING PLACES - 0.22%
206	e	Orient-Express Hotels Ltd (Class A)	11,849
16,096		Wyndham Worldwide Corp	379,222
		TOTAL HOTELS AND OTHER LODGING PLACES	391,071

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.32%
2,817	*	AGCO Corp	191,500
2,923		Black & Decker Corp	203,587
4,309	e	Carlisle Cos, Inc	159,562
12,995		Dover Corp	598,940
574		Flowserve Corp	55,219
5,042	*	Gardner Denver, Inc	166,386
24,358		Ingersoll-Rand Co Ltd (Class A)	1,131,916
6,247		Jabil Circuit, Inc	95,392
2,896		Kennametal, Inc	109,643
4,583		Lennox International, Inc	189,828
4,112	*	Lexmark International, Inc (Class A)	143,344
1,034		Pall Corp	41,691
8,834	*	SanDisk Corp	293,024
32,192		Seagate Technology, Inc	820,896
4,972		SPX Corp	511,370
15,009	*	Teradata Corp	411,397
8,706		Timken Co	285,992
14,853	*	Western Digital Corp	448,709
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,858,396

INSTRUMENTS AND RELATED PRODUCTS - 1.90%
13,948		Applera Corp (Applied Biosystems Group)	473,116
1,085		Beckman Coulter, Inc	78,988
2,547	e	Cooper Cos, Inc	96,786
3,669		DRS Technologies, Inc	199,117
27,431	e	Eastman Kodak Co	599,916
8,553		PerkinElmer, Inc	222,549

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,812		Pitney Bowes, Inc	$145,008
8,312	*	Teradyne, Inc	85,946
89,374		Xerox Corp	1,446,965
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,348,391

INSURANCE AGENTS, BROKERS AND SERVICE - 1.11%
27,995		AON Corp	1,335,082
7,314	e	Gallagher (Arthur J.) & Co	176,926
854		White Mountains Insurance Group Ltd	438,999
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,951,007

INSURANCE CARRIERS - 8.98%
463	*	Alleghany Corp	186,126
5,758		Allied World Assurance Holdings Ltd	288,879
9,352	e	Ambac Financial Group, Inc	241,001
7,746		American Financial Group, Inc	223,704
1,438		American National Insurance Co	174,343
4,669	*	Arch Capital Group Ltd	328,464
11,538	e	Assurant, Inc	771,892
14,659		Axis Capital Holdings Ltd	571,261
16,369		Cincinnati Financial Corp	647,230
2,583	e	CNA Financial Corp	87,099
17,983	*	Conseco, Inc	225,866
5,596		Endurance Specialty Holdings Ltd	233,521
3,445	e	Erie Indemnity Co (Class A)	178,761
6,024		Everest Re Group Ltd	604,810
21,134	e	Fidelity National Title Group, Inc (Class A)	308,768
8,865	e	First American Corp	302,474
41,464		Genworth Financial, Inc (Class A)	1,055,259
4,658		Hanover Insurance Group, Inc	213,336
6,070		HCC Insurance Holdings, Inc	174,088
15,633		Leucadia National Corp	736,314
935	*	Markel Corp	459,179
12,001	e	MBIA, Inc	223,579
2,300		Mercury General Corp	114,563
7,536	e	MGIC Investment Corp	169,032
5,046		Nationwide Financial Services, Inc (Class A)	227,120
22,063	e	Old Republic International Corp	339,991
2,597		OneBeacon Insurance Group Ltd	55,836
4,191		PartnerRe Ltd	345,883
1,233	*	Philadelphia Consolidated Holding Co	48,519
7,875	e	PMI Group, Inc	104,580
24,103		Principal Financial Group	1,659,251
6,681		Protective Life Corp	274,055
7,258	e	Radian Group, Inc	84,773
2,803		Reinsurance Group Of America, Inc	147,101
6,890		RenaissanceRe Holdings Ltd	415,054
8,992		Safeco Corp	500,675
4,968		Stancorp Financial Group, Inc	250,288
8,958		Torchmark Corp	542,228
1,647		Transatlantic Holdings, Inc	119,687
4,325	e	Unitrin, Inc	207,557
34,401		UnumProvident Corp	818,400
11,431		W.R. Berkley Corp	340,758
144		Wesco Financial Corp	58,608
15,655		XL Capital Ltd (Class A)	787,603
		TOTAL INSURANCE CARRIERS	15,847,516

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
LUMBER AND WOOD PRODUCTS - 0.08%
9,783	e	Louisiana-Pacific Corp	$133,831
		TOTAL LUMBER AND WOOD PRODUCTS	133,831

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.99%
1,853	*	Armstrong World Industries, Inc	74,324
14,538		Fortune Brands, Inc	1,051,970
9,694		Hasbro, Inc	247,973
19,921		Mattel, Inc	379,296
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,753,563

MISCELLANEOUS RETAIL - 0.24%
4,470		Barnes & Noble, Inc	153,992
3,887		OfficeMax, Inc	80,305
64,903	e*	Rite Aid Corp	181,079
		TOTAL MISCELLANEOUS RETAIL	415,376

MOTION PICTURES - 0.20%
11,972	*	Discovery Holding Co (Class A)	300,976
1,416	*	DreamWorks Animation SKG, Inc (Class A)	36,165
1,356	e	Regal Entertainment Group (Class A)	24,503
		TOTAL MOTION PICTURES	361,644

NONDEPOSITORY INSTITUTIONS - 0.78%
17,919	e	American Capital Strategies Ltd	590,610
10,343	e*	AmeriCredit Corp	132,287
5,496	e	CapitalSource, Inc	96,675
18,286		CIT Group, Inc	439,413
800	*	GLG Partners Inc	10,880
3,362	*	Guaranty Financial Group, Inc	53,808
390	e	Student Loan Corp	42,900
		TOTAL NONDEPOSITORY INSTITUTIONS	1,366,573

OIL AND GAS EXTRACTION - 2.58%
18,306		Chesapeake Energy Corp	717,595
7,941	e	Cimarex Energy Co	337,731
1,500	e*	Continental Resources, Inc	39,195
964		ENSCO International, Inc	57,474
2,783		Equitable Resources, Inc	148,278
7,521	*	Forest Oil Corp	382,368
1,759	e*	Helix Energy Solutions Group, Inc	72,999
9,851		Helmerich & Payne, Inc	394,730
3,166	e*	Nabors Industries Ltd	86,717
14,942		Patterson-UTI Energy, Inc	291,668
11,770		Pioneer Natural Resources Co	574,847
10,640	*	Plains Exploration & Production Co	574,560
4,096	*	Pride International, Inc	138,854
3,017		Rowan Cos, Inc	119,051
2,305	e*	SEACOR Holdings, Inc	213,766
5,986		St. Mary Land & Exploration Co	231,119
1,773	e	Tidewater, Inc	97,267
895	*	Unit Corp	41,394
889	e	W&T Offshore, Inc	26,634
		TOTAL OIL AND GAS EXTRACTION	4,546,247

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
PAPER AND ALLIED PRODUCTS - 1.00%
9,852		Bemis Co	$269,748
22,293	*	Domtar Corporation	171,433
17,586		MeadWestvaco Corp	550,442
24,316	*	Smurfit-Stone Container Corp	256,777
9,535		Sonoco Products Co	311,604
10,089		Temple-Inland, Inc	210,356
		TOTAL PAPER AND ALLIED PRODUCTS	1,770,360

PERSONAL SERVICES - 0.27%
3,081		Cintas Corp	103,583
26,860		Service Corp International	377,383
		TOTAL PERSONAL SERVICES	480,966

PETROLEUM AND COAL PRODUCTS - 3.68%
5,351		Ashland, Inc	253,798
5,024		Frontier Oil Corp	203,874
26,470		Hess Corp	2,669,764
17,937		Murphy Oil Corp	1,521,775
12,394	*	Newfield Exploration Co	653,164
13,936		Noble Energy, Inc	1,108,191
1,400	*	SandRidge Energy, Inc	50,204
1,158	e	Western Refining, Inc	28,035
		TOTAL PETROLEUM AND COAL PRODUCTS	6,488,805

PIPELINES, EXCEPT NATURAL GAS - 0.88%
60,243		Spectra Energy Corp	1,555,474
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,555,474

PRIMARY METAL INDUSTRIES - 1.18%
2,132		Carpenter Technology Corp	160,262
350	*	CommScope, Inc	17,224
3,782		Hubbell, Inc (Class B)	195,151
5,774	e	Steel Dynamics, Inc	343,957
11,281		United States Steel Corp	1,363,986
		TOTAL PRIMARY METAL INDUSTRIES	2,080,580

PRINTING AND PUBLISHING - 1.70%
8,587	e	EW Scripps Co (Class A)	386,501
22,307		Gannett Co, Inc	869,973
1,149	e	Harte-Hanks, Inc	19,878
4,586	e	McClatchy Co (Class A)	57,417
150	*	MSCI, Inc	5,760
10,202	e	New York Times Co (Class A)	178,841
6,770	e	R.H. Donnelley Corp	246,970
20,986		R.R. Donnelley & Sons Co	792,012
556		Washington Post Co (Class B)	440,035
		TOTAL PRINTING AND PUBLISHING	2,997,387

RAILROAD TRANSPORTATION - 0.91%
34,150	d	CSX Corp	1,501,917
2,922	*	Kansas City Southern Industries, Inc	100,312
		TOTAL RAILROAD TRANSPORTATION	1,602,229

REAL ESTATE - 0.04%
3,362	*	Forestar Real Estate Group, Inc	79,333
		TOTAL REAL ESTATE	79,333

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.36%
12,844		Newell Rubbermaid, Inc	$332,403
13,278		Sealed Air Corp	307,253
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	639,656

SECURITY AND COMMODITY BROKERS - 2.04%
22,430		Ameriprise Financial, Inc	1,236,117
2,618	e	BlackRock, Inc	567,582
24,438	e*	E*Trade Financial Corp	86,755
7,900		Invesco Ltd	247,902
3,811		Janus Capital Group, Inc	125,191
11,960	e	Jefferies Group, Inc	275,678
7,389		Legg Mason, Inc	540,505
4,101	*	MF Global Ltd	129,058
1,996	e*	Nasdaq Stock Market, Inc	98,782
8,970		Raymond James Financial, Inc	292,960
		TOTAL SECURITY AND COMMODITY BROKERS	3,600,530

STONE, CLAY, AND GLASS PRODUCTS - 0.30%
10,513	e*	Owens Corning, Inc	212,573
930	*	Owens-Illinois, Inc	46,035
7,640	e*	USG Corp	273,436
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	532,044

TOBACCO PRODUCTS - 0.42%
4,208		Loews Corp (Carolina Group)	358,942
6,842		UST, Inc	374,942
		TOTAL TOBACCO PRODUCTS	733,884

TRANSPORTATION BY AIR - 0.61%
8,457	*	Northwest Airlines Corp	122,711
55,291		Southwest Airlines Co	674,550
4,485	e	UAL Corp	159,935
7,758	e*	US Airways Group, Inc	114,120
		TOTAL TRANSPORTATION BY AIR	1,071,316

TRANSPORTATION EQUIPMENT - 1.98%
3,097		Autoliv, Inc	163,243
8,291	e	Brunswick Corp	141,362
192,784	e*	Ford Motor Co	1,297,436
15,976		Genuine Parts Co	739,689
14,997		ITT Industries, Inc	990,402
1,350	*	Spirit Aerosystems Holdings, Inc (Class A)	46,575
276	e	Thor Industries, Inc	10,491
894	e	Trinity Industries, Inc	24,817
4,048	*	TRW Automotive Holdings Corp	84,603
		TOTAL TRANSPORTATION EQUIPMENT	3,498,618

TRANSPORTATION SERVICES - 0.06%
2,859		GATX Corp	104,868
		TOTAL TRANSPORTATION SERVICES	104,868

TRUCKING AND WAREHOUSING - 0.07%
889	e	Con-way, Inc	36,929
5,254	e*	YRC Worldwide, Inc	89,791
		TOTAL TRUCKING AND WAREHOUSING	126,720

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
WATER TRANSPORTATION - 0.66%
4,036		Alexander & Baldwin, Inc	$208,500
3,048	e	Overseas Shipholding Group, Inc	226,863
12,701	e	Royal Caribbean Cruises Ltd	539,030
3,847	e	Teekay Corp	204,699
		TOTAL WATER TRANSPORTATION	1,179,092

WHOLESALE TRADE-DURABLE GOODS - 0.84%
5,315	*	Arrow Electronics, Inc	208,773
8,754		BorgWarner, Inc	423,781
13,832	*	Ingram Micro, Inc (Class A)	249,529
5,638		Reliance Steel & Aluminum Co	305,580
5,149	*	Tech Data Corp	194,220
1,127		W.W. Grainger, Inc	98,635
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,480,518

WHOLESALE TRADE-NONDURABLE GOODS - 0.41%
493		Airgas, Inc	25,690
2,113	e	Brown-Forman Corp (Class B)	156,594
11,577	e	Dean Foods Co	299,381
13,908	e	Idearc, Inc	244,217
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	725,882

		TOTAL COMMON STOCKS	174,522,394
		(Cost $176,688,620)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 18.66%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.94%
$ 1,660,000		Federal Home Loan Bank (FHLB), 01/02/08	1,660,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,660,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 17.72%
31,265,897		State Street Navigator Securities Lending Prime Portfolio	31,265,897

		TOTAL SHORT -TERM INVESTMENTS	32,925,897
		(Cost $32,925,747)

		TOTAL PORTFOLIO - 117.59%	207,448,291
		(Cost $209,614,367)	(31,031,135)
		OTHER ASSETS & LIABILITIES, NET - (17.59%)
			$176,417,156
		NET ASSETS - 100.00%

	*	Non-income producing
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $104,511.
	e	All or a portion of these securities are out on loan.

		At December 31, 2007, the unrealized depreciation on investments was $2,166,076 consisting of
		gross unrealized appreciation of $19,043,020 and gross unrealized depreciation of $21,209,096.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.32%

AMUSEMENT AND RECREATION SERVICES - 0.71%
12,365	*	Activision, Inc	$367,241
8,138		Harrah's Entertainment, Inc	722,248
1,600		International Speedway Corp (Class A)	65,888
3,202	*	Penn National Gaming, Inc	190,679
2,083	e	Warner Music Group Corp	12,623
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,358,679

APPAREL AND ACCESSORY STORES - 1.22%
3,825		Abercrombie & Fitch Co (Class A)	305,885
8,102		American Eagle Outfitters, Inc	168,279
2,950	*	AnnTaylor Stores Corp	75,402
7,685	*	Chico's FAS, Inc	69,396
6,862		Foot Locker, Inc	93,735
26,166		Gap, Inc	556,812
4,201	*	Hanesbrands, Inc	114,141
13,897		Limited Brands, Inc	263,070
10,656		Nordstrom, Inc	391,395
6,029		Ross Stores, Inc	154,162
4,934	*	Urban Outfitters, Inc	134,501
		TOTAL APPAREL AND ACCESSORY STORES	2,326,778

APPAREL AND OTHER TEXTILE PRODUCTS - 0.41%
2,373		Guess ?, Inc	89,913
4,836	e	Jones Apparel Group, Inc	77,328
4,560		Liz Claiborne, Inc	92,796
2,341		Phillips-Van Heusen Corp	86,289
2,673		Polo Ralph Lauren Corp	165,165
3,927		VF Corp	269,628
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	781,119

AUTO REPAIR, SERVICES AND PARKING - 0.18%
13,989	*	Hertz Global Holdings, Inc	222,285
2,667		Ryder System, Inc	125,376
		TOTAL AUTO REPAIR, SERVICES AND PARKING	347,661

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.55%
4,647		Advance Auto Parts	176,540
6,843	*	Autonation, Inc	107,161
2,020	*	Autozone, Inc	242,218
9,440	e*	Carmax, Inc	186,440
2,952	*	Copart, Inc	125,608
4,979	*	O'Reilly Automotive, Inc	161,469
2,562		Penske Auto Group, Inc	44,733
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,044,169

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.12%
5,514		Fastenal Co	222,876
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	222,876

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
BUSINESS SERVICES - 6.99%
2,655		Acxiom Corp	$31,143
4,040	*	Affiliated Computer Services, Inc (Class A)	182,204
1,090	e	Aircastle Ltd	28,700
7,197	*	Akamai Technologies, Inc	249,016
3,432	*	Alliance Data Systems Corp	257,366
8,626	*	Amdocs Ltd	297,338
10,064	*	Autodesk, Inc	500,785
4,455	*	Avis Budget Group, Inc	57,915
17,108	*	BEA Systems, Inc	269,964
8,755	*	BMC Software, Inc	312,028
1,914		Brink's Co	114,342
17,963		CA, Inc	448,177
12,150	*	Cadence Design Systems, Inc	206,672
2,864	*	Cerner Corp	161,530
3,319	*	ChoicePoint, Inc	120,878
7,879	*	Citrix Systems, Inc	299,481
1,670	*	Clear Channel Outdoor Holdings, Inc (Class A)	46,192
12,540	*	Cognizant Technology Solutions Corp (Class A)	425,608
7,558	*	Computer Sciences Corp	373,894
13,156	*	Compuware Corp	116,825
5,732	*	Convergys Corp	94,349
2,352	*	DST Systems, Inc	194,158
13,583	*	Electronic Arts, Inc	793,383
22,208		Electronic Data Systems Corp	460,372
6,342		Equifax, Inc	230,595
8,812	*	Expedia, Inc	278,635
3,700	*	F5 Networks, Inc	105,524
1,875		Factset Research Systems, Inc	104,438
2,401		Fair Isaac Corp	77,192
8,396		Fidelity National Information Services, Inc	349,190
7,333	*	Fiserv, Inc	406,908
2,225	*	Getty Images, Inc	64,525
7,927	*	HLTH Corp	106,222
8,568		IMS Health, Inc	197,407
20,469	*	Interpublic Group of Cos, Inc	166,004
14,689	*	Intuit, Inc	464,319
7,728	*	Iron Mountain, Inc	286,091
22,431	*	Juniper Networks, Inc	744,709
2,327	*	Kinetic Concepts, Inc	124,634
3,604	e	Lamar Advertising Co (Class A)	173,244
3,683		Manpower, Inc	209,563
3,478	e	Mastercard, Inc (Class A)	748,466
6,960	*	McAfee, Inc	261,000
3,653	e	MoneyGram International, Inc	56,147
5,486	*	Monster Worldwide, Inc	177,746
4,257	*	NAVTEQ Corp	321,829
7,852	*	NCR Corp	197,085
15,149	*	Novell, Inc	104,074
8,428	*	Red Hat, Inc	175,640
6,412		Robert Half International, Inc	173,380
4,141	*	Salesforce.com, Inc	259,599
6,320	*	Synopsys, Inc	163,878
1,640	e	Total System Services, Inc	45,920
14,573	*	Unisys Corp	68,930
3,748	*	United Rentals, Inc	68,813

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,749	*	VeriSign, Inc	$366,660
418	e*	WebMD Health Corp (Class A)	17,167
		TOTAL BUSINESS SERVICES	13,337,854

CHEMICALS AND ALLIED PRODUCTS - 5.46%
274	*	Abraxis Bioscience, Inc	18,843
9,443		Air Products & Chemicals, Inc	931,363
3,485		Albemarle Corp	143,756
3,654		Alberto-Culver Co	89,669
1,097	*	APP Pharmaceuticals, Inc	11,266
4,648		Avery Dennison Corp	246,995
19,142		Avon Products, Inc	756,683
4,786	*	Barr Pharmaceuticals, Inc	254,137
2,950		Cabot Corp	98,353
5,563		Celanese Corp (Series A)	235,426
2,890	*	Cephalon, Inc	207,386
2,934	*	Charles River Laboratories International, Inc	193,057
10,538		Chemtura Corp	82,196
2,966		Church & Dwight Co, Inc	160,372
6,035		Clorox Co	393,301
1,844		Cytec Industries, Inc	113,554
3,670		Eastman Chemical Co	224,200
7,627		Ecolab, Inc	390,579
4,763		Estee Lauder Cos (Class A)	207,714
3,338		FMC Corp	182,088
13,959	*	Forest Laboratories, Inc	508,806
6,829	*	Hospira, Inc	291,189
3,764		Huntsman Corp	96,735
2,698	*	Idexx Laboratories, Inc	158,184
2,697	*	ImClone Systems, Inc	115,971
3,894		International Flavors & Fragrances, Inc	187,418
2,042	*	Invitrogen Corp	190,743
10,700	*	King Pharmaceuticals, Inc	109,568
3,040		Lubrizol Corp	164,646
14,016	*	Millennium Pharmaceuticals, Inc	209,960
6,750	*	Mosaic Co	636,795
13,053	*	Mylan Laboratories, Inc	183,525
6,301		Nalco Holding Co	152,358
2,313	*	NBTY, Inc	63,376
5,122	*	PDL BioPharma, Inc	89,737
7,159		PPG Industries, Inc	502,777
6,048		Rohm & Haas Co	320,967
5,070		RPM International, Inc	102,921
1,941		Scotts Miracle-Gro Co (Class A)	72,632
4,512	*	Sepracor, Inc	118,440
4,843		Sherwin-Williams Co	281,088
5,727		Sigma-Aldrich Corp	312,694
4,503		Valspar Corp	101,498
3,664	*	VCA Antech, Inc	162,059
5,712	*	Vertex Pharmaceuticals, Inc	132,690
4,073	*	Warner Chilcott Ltd (Class A)	72,214
4,470	*	Watson Pharmaceuticals, Inc	121,316
782	e	Westlake Chemical Corp	14,850
		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,416,095

COAL MINING - 0.89%
6,225		Arch Coal, Inc	279,689

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,938		Consol Energy, Inc	$567,726
3,579		Massey Energy Co	127,949
11,558		Peabody Energy Corp	712,435
		TOTAL COAL MINING	1,687,799

COMMUNICATIONS - 3.77%
18,230	*	American Tower Corp (Class A)	776,598
9,619		Cablevision Systems Corp (Class A)	235,666
1,531	*	Central European Media Enterprises Ltd (Class A)	177,565
4,863		CenturyTel, Inc	201,620
14,944		Citizens Communications Co	190,237
1,139	e*	Clearwire Corp (Class A)	15,616
10,114	*	Crown Castle International Corp	420,742
2,321	*	CTC Media, Inc	70,094
9,080	*	EchoStar Communications Corp (Class A)	342,498
6,587		Embarq Corp	326,254
3,516		Global Payments, Inc	163,564
1,041	e	Hearst-Argyle Television, Inc	23,017
7,624	*	IAC/InterActiveCorp	205,238
2,225	e*	Leap Wireless International, Inc	103,774
66,800	*	Level 3 Communications, Inc	203,072
16,748	*	Liberty Global, Inc (Class A)	656,354
5,621	*	Liberty Media Corp - Capital (Series A)	654,790
26,878	*	Liberty Media Holding Corp (Interactive A)	512,832
2,683	*	MetroPCS Communications, Inc	52,184
3,314	*	NeuStar, Inc (Class A)	95,046
7,542	*	NII Holdings, Inc	364,429
70,203		Qwest Communications International, Inc	492,123
4,488	*	SBA Communications Corp (Class A)	151,874
4,472		Telephone & Data Systems, Inc	279,947
721	*	US Cellular Corp	60,636
20,826		Windstream Corp	271,155
12,468	*	XM Satellite Radio Holdings, Inc (Class A)	152,608
		TOTAL COMMUNICATIONS	7,199,533

DEPOSITORY INSTITUTIONS - 3.28%
5,564	e	Associated Banc-Corp	150,729
3,639		Astoria Financial Corp	84,680
3,585		Bancorpsouth, Inc	84,642
2,102		Bank of Hawaii Corp	107,496
914		BOK Financial Corp	47,254
1,080		Capitol Federal Financial	33,480
1,791		City National Corp	106,654
6,940	e	Colonial Bancgroup, Inc	93,968
6,804		Comerica, Inc	296,178
8,352		Commerce Bancorp, Inc	318,545
3,162		Commerce Bancshares, Inc	141,847
2,620		Cullen/Frost Bankers, Inc	132,729
2,787	e	East West Bancorp, Inc	67,529
300		First Citizens Bancshares, Inc (Class A)	43,755
5,484	e	First Horizon National Corp	99,535
7,561		Fulton Financial Corp	84,834
23,762		Hudson City Bancorp, Inc	356,905
15,941		Huntington Bancshares, Inc	235,289
3,241	e	IndyMac Bancorp, Inc	19,284
17,115		Keycorp	401,347
2,994		M&T Bank Corp	244,221

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,303		Marshall & Ilsley Corp	$299,303
3,767	*	Metavante Technologies, Inc	87,846
14,033	e	New York Community Bancorp, Inc	246,700
9,568		Northern Trust Corp	732,717
9,469		People's United Financial, Inc	168,548
12,327		Popular, Inc	130,666
18,712		Sovereign Bancorp, Inc	213,317
12,102		Synovus Financial Corp	291,416
5,650		TCF Financial Corp	101,305
4,688	e*	TFS Financial Corp	55,975
2,116		UnionBanCal Corp	103,494
5,250	e	Valley National Bancorp	100,065
3,810		Washington Federal, Inc	80,429
2,505		Webster Financial Corp	80,085
3,021	e	Whitney Holding Corp	78,999
2,960	e	Wilmington Trust Corp	104,192
4,718		Zions Bancorporation	220,283
		TOTAL DEPOSITORY INSTITUTIONS	6,246,241

EATING AND DRINKING PLACES - 0.89%
4,594		Brinker International, Inc	89,859
2,779		Burger King Holdings, Inc	79,229
3,018	e*	Cheesecake Factory	71,557
6,169		Darden Restaurants, Inc	170,943
8,266		Tim Hortons, Inc	305,263
3,808		Wendy's International, Inc	98,399
22,852		Yum! Brands, Inc	874,546
		TOTAL EATING AND DRINKING PLACES	1,689,796

EDUCATIONAL SERVICES - 0.37%
6,308	*	Apollo Group, Inc (Class A)	442,506
4,148	*	Career Education Corp	104,281
1,772	*	ITT Educational Services, Inc	151,098
		TOTAL EDUCATIONAL SERVICES	697,885

ELECTRIC, GAS, AND SANITARY SERVICES - 8.90%
29,129	*	AES Corp	623,069
3,440		AGL Resources, Inc	129,482
7,229		Allegheny Energy, Inc	459,837
4,965		Alliant Energy Corp	202,026
12,483	*	Allied Waste Industries, Inc	137,563
9,035		Ameren Corp	489,787
17,391		American Electric Power Co, Inc	809,725
5,870		Aqua America, Inc	124,444
3,722		Atmos Energy Corp	104,365
14,005		Centerpoint Energy, Inc	239,906
9,827		CMS Energy Corp	170,793
11,801		Consolidated Edison, Inc	576,479
7,859		Constellation Energy Group, Inc	805,783
5,244	*	Covanta Holding Corp	145,049
4,952	e	DPL, Inc	146,827
7,676		DTE Energy Co	337,437
14,751	*	Dynegy, Inc (Class A)	105,322
14,213		Edison International	758,548
30,556		El Paso Corp	526,785
3,132		Energen Corp	201,168
6,901		Energy East Corp	187,776

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,829		Great Plains Energy, Inc	$112,266
3,583	e	Hawaiian Electric Industries, Inc	81,585
3,306		Integrys Energy Group, Inc	170,887
7,935		MDU Resources Group, Inc	219,085
11,159	e*	Mirant Corp	434,978
3,642	e	National Fuel Gas Co	170,009
11,966		NiSource, Inc	226,038
6,740		Northeast Utilities	211,029
10,570	e*	NRG Energy, Inc	458,104
4,719		NSTAR	170,922
4,000		OGE Energy Corp	145,160
4,529		Oneok, Inc	202,763
8,430		Pepco Holdings, Inc	247,252
15,329		PG&E Corp	660,527
4,368		Pinnacle West Capital Corp	185,247
16,832		PPL Corp	876,779
11,244		Progress Energy, Inc	544,547
5,100		Puget Energy, Inc	139,893
7,517		Questar Corp	406,670
14,908	*	Reliant Energy, Inc	391,186
7,259		Republic Services, Inc	227,570
5,088		SCANA Corp	214,459
11,503		Sempra Energy	711,806
9,664		Sierra Pacific Resources	164,095
4,695		Southern Union Co	137,845
3,823	*	Stericycle, Inc	227,086
9,151		TECO Energy, Inc	157,489
4,649		UGI Corp	126,685
3,200		Vectren Corp	92,832
26,126		Williams Cos, Inc	934,788
5,106		Wisconsin Energy Corp	248,713
17,839		Xcel Energy, Inc	402,626
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	16,983,092

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.56%
4,909	*	ADC Telecommunications, Inc	76,335
24,120	*	Advanced Micro Devices, Inc	180,900
15,491		Altera Corp	299,286
4,656		Ametek, Inc	218,087
7,807		Amphenol Corp (Class A)	362,011
14,272		Analog Devices, Inc	452,422
20,647	*	Atmel Corp	89,195
6,519	*	Avnet, Inc	227,969
1,931		AVX Corp	25,914
20,438	*	Broadcom Corp (Class A)	534,249
3,727	*	Ciena Corp	127,128
7,983		Cooper Industries Ltd (Class A)	422,141
3,540	e*	Cree, Inc	97,244
6,600	*	Cypress Semiconductor Corp	237,798
1,726	*	Dolby Laboratories, Inc (Class A)	85,817
6,392		Eaton Corp	619,704
2,456	*	Energizer Holdings, Inc	275,391
5,406	*	Fairchild Semiconductor International, Inc	78,009
1,575	e*	First Solar, Inc	420,746
2,840		Harman International Industries, Inc	209,336
5,852		Harris Corp	366,803
8,654	*	Integrated Device Technology, Inc	97,877

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,191	e*	International Rectifier Corp	$108,398
5,894		Intersil Corp (Class A)	144,285
2,864	e*	Jarden Corp	67,619
8,986	e*	JDS Uniphase Corp	119,514
5,452		L-3 Communications Holdings, Inc	577,585
1,866		Lincoln Electric Holdings, Inc	132,822
9,689		Linear Technology Corp	308,401
31,267	*	LSI Logic Corp	166,028
20,613	*	Marvell Technology Group Ltd	288,170
9,791	*	MEMC Electronic Materials, Inc	866,406
9,620	e	Microchip Technology, Inc	302,260
33,010	*	Micron Technology, Inc	239,323
6,010		Molex, Inc	164,073
11,828		National Semiconductor Corp	267,786
16,185	*	Network Appliance, Inc	403,978
5,517	e*	Novellus Systems, Inc	152,104
23,747	*	Nvidia Corp	807,873
6,432	*	QLogic Corp	91,334
5,674		RadioShack Corp	95,664
4,617	e*	Rambus, Inc	96,680
23,487	*	Sanmina-SCI Corp	42,746
2,435	*	Silicon Laboratories, Inc	91,142
64,060	e*	Sirius Satellite Radio, Inc	194,102
1,088	e*	Sunpower Corp (Class A)	141,864
1,633		Teleflex, Inc	102,895
19,115	*	Tellabs, Inc	125,012
2,536	*	Thomas & Betts Corp	124,365
3,431	*	Varian Semiconductor Equipment Associates, Inc	126,947
8,133	*	Vishay Intertechnology, Inc	92,798
3,436		Whirlpool Corp	280,481
13,000		Xilinx, Inc	284,310
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	12,511,327

ENGINEERING AND MANAGEMENT SERVICES - 2.02%
5,736	*	Amylin Pharmaceuticals, Inc	212,232
1,654		Corporate Executive Board Co	99,405
3,843		Fluor Corp	560,002
1,550	*	Genpact Ltd	23,607
2,287	*	Gen-Probe, Inc	143,921
4,147	*	Hewitt Associates, Inc (Class A)	158,789
5,196	*	Jacobs Engineering Group, Inc	496,790
7,360	*	KBR, Inc	285,568
9,710	*	McDermott International, Inc	573,181
14,794		Paychex, Inc	535,839
6,818		Quest Diagnostics, Inc	360,672
3,523	*	Shaw Group, Inc	212,930
3,407	*	URS Corp	185,102
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,848,038

FABRICATED METAL PRODUCTS - 0.96%
1,471	*	Alliant Techsystems, Inc	167,341
4,458		Ball Corp	200,610
5,205		Commercial Metals Co	153,287
2,226		Crane Co	95,495
7,134	*	Crown Holdings, Inc	182,987
7,579		Parker Hannifin Corp	570,774
4,359		Pentair, Inc	151,737

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,536		Snap-On, Inc	$122,337
3,634		Stanley Works	176,176
		TOTAL FABRICATED METAL PRODUCTS	1,820,744

FOOD AND KINDRED PRODUCTS - 3.05%
5,264		Bunge Ltd	612,782
10,094		Campbell Soup Co	360,659
13,597		Coca-Cola Enterprises, Inc	353,930
21,731		ConAgra Foods, Inc	516,980
8,367	*	Constellation Brands, Inc (Class A)	197,796
3,243		Corn Products International, Inc	119,180
8,823		Del Monte Foods Co	83,466
14,175		H.J. Heinz Co	661,689
2,974	e*	Hansen Natural Corp	131,718
7,346		Hershey Co	289,432
3,244		Hormel Foods Corp	131,317
2,472		J.M. Smucker Co	127,160
5,703		McCormick & Co, Inc	216,201
4,776		Molson Coors Brewing Co (Class B)	246,537
6,143		Pepsi Bottling Group, Inc	242,403
2,675		PepsiAmericas, Inc	89,131
32,051		Sara Lee Corp	514,739
4,768	*	Smithfield Foods, Inc	137,891
11,536		Tyson Foods, Inc (Class A)	176,847
10,456		Wrigley (Wm.) Jr Co	612,199
		TOTAL FOOD AND KINDRED PRODUCTS	5,822,057

FOOD STORES - 0.68%
1,240	e*	Panera Bread Co (Class A)	44,417
19,263		Safeway, Inc	658,987
9,163		Supervalu, Inc	343,796
6,165	e	Whole Foods Market, Inc	251,532
		TOTAL FOOD STORES	1,298,732

FORESTRY - 0.08%
3,409		Rayonier, Inc	161,041
		TOTAL FORESTRY	161,041

FURNITURE AND FIXTURES - 0.37%
2,717		Hillenbrand Industries, Inc	151,418
2,008		HNI Corp	70,400
7,703	e	Leggett & Platt, Inc	134,340
16,484		Masco Corp	356,219
		TOTAL FURNITURE AND FIXTURES	712,377

FURNITURE AND HOMEFURNISHINGS STORES - 0.61%
12,095	*	Bed Bath & Beyond, Inc	355,472
7,892	e	Circuit City Stores, Inc	33,146
6,863	*	GameStop Corp (Class A)	426,261
2,400	*	Mohawk Industries, Inc	178,560
3,612		Steelcase, Inc (Class A)	57,322
3,981	e	Williams-Sonoma, Inc	103,108
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,153,869

GENERAL BUILDING CONTRACTORS - 0.48%
5,241		Centex Corp	132,388
13,714		DR Horton, Inc	180,613

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,437	e	KB Home	$74,239
5,919		Lennar Corp (Class A)	105,891
1,403		MDC Holdings, Inc	52,093
214	e*	NVR, Inc	112,136
9,241		Pulte Homes, Inc	97,400
1,892		Ryland Group, Inc	52,125
5,465	e*	Toll Brothers, Inc	109,628
		TOTAL GENERAL BUILDING CONTRACTORS	916,513

GENERAL MERCHANDISE STORES - 0.77%
4,727	e*	Big Lots, Inc	75,585
2,734	*	BJ's Wholesale Club, Inc	92,491
2,689	e	Dillard's, Inc (Class A)	50,499
6,596		Family Dollar Stores, Inc	126,841
9,844		JC Penney Co, Inc	433,038
6,250	e	Saks, Inc	129,750
19,833		TJX Cos, Inc	569,802
		TOTAL GENERAL MERCHANDISE STORES	1,478,006

HEALTH SERVICES - 2.29%
7,861		AmerisourceBergen Corp	352,723
1,653		Brookdale Senior Living, Inc	46,962
12,555		Cigna Corp	674,580
4,255	*	Community Health Systems, Inc	156,839
2,768	*	Covance, Inc	239,764
6,818	*	Coventry Health Care, Inc	403,967
4,592	*	DaVita, Inc	258,759
2,532	*	Edwards Lifesciences Corp	116,447
9,592	*	Express Scripts, Inc	700,216
10,923	e	Health Management Associates, Inc (Class A)	65,320
5,132	*	Laboratory Corp of America Holdings	387,620
2,528	*	LifePoint Hospitals, Inc	75,183
3,659	*	Lincare Holdings, Inc	128,650
5,305	e	Omnicare, Inc	121,007
2,118	*	Pediatrix Medical Group, Inc	144,342
4,518		Pharmaceutical Product Development, Inc	182,392
2,418	*	Sierra Health Services, Inc	101,459
19,221	*	Tenet Healthcare Corp	97,643
2,070		Universal Health Services, Inc (Class B)	105,984
		TOTAL HEALTH SERVICES	4,359,857

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.25%
3,073	*	Foster Wheeler Ltd	476,376
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	476,376

HOLDING AND OTHER INVESTMENT OFFICES - 7.36%
1,300	*	Affiliated Managers Group, Inc	152,698
6,650	e	Allied Capital Corp	142,975
4,343		AMB Property Corp	249,983
17,390		Annaly Mortgage Management, Inc	316,150
4,239	e	Apartment Investment & Management Co (Class A)	147,220
3,476		AvalonBay Communities, Inc	327,231
4,463		Boston Properties, Inc	409,748
3,848		Brandywine Realty Trust	68,995
2,225		BRE Properties, Inc (Class A)	90,179
2,479		Camden Property Trust	119,364
2,865		CBL & Associates Properties, Inc	68,502

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,144		Colonial Properties Trust	$48,519
5,449		Developers Diversified Realty Corp	208,642
4,550		Douglas Emmett, Inc	102,876
6,084		Duke Realty Corp	158,671
12,687		Equity Residential	462,695
1,077		Essex Property Trust, Inc	104,997
2,452		Federal Realty Investment Trust	201,432
9,436		General Growth Properties, Inc	388,574
8,990		HCP, Inc	312,672
3,510		Health Care REIT, Inc	156,862
4,091		Hospitality Properties Trust	131,812
22,777		Host Marriott Corp	388,120
9,260		HRPT Properties Trust	71,580
46,300	e	iShares Russell Midcap Index Fund	4,793,902
5,589		iStar Financial, Inc	145,593
1,403		Kilroy Realty Corp	77,109
9,370		Kimco Realty Corp	341,068
4,009	e	Liberty Property Trust	115,499
3,121		Macerich Co	221,778
2,839		Mack-Cali Realty Corp	96,526
7,713		Plum Creek Timber Co, Inc	355,107
11,195		Prologis	709,539
5,438		Public Storage, Inc	399,204
3,027		Regency Centers Corp	195,211
2,590		SL Green Realty Corp	242,061
2,337		Taubman Centers, Inc	114,957
5,274		Thornburg Mortgage, Inc	48,732
5,927		UDR, Inc	117,651
5,809		Ventas, Inc	262,857
12,789		Virgin Media, Inc	219,203
5,823		Vornado Realty Trust	512,133
2,621		WABCO Holdings, Inc	131,286
3,331	e	Weingarten Realty Investors	104,727
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	14,034,640

HOTELS AND OTHER LODGING PLACES - 0.57%
2,521		Boyd Gaming Corp	85,890
1,664	e	Choice Hotels International, Inc	55,245
1,775	e	Orient-Express Hotels Ltd (Class A)	102,098
8,831		Starwood Hotels & Resorts Worldwide, Inc	388,829
7,955		Wyndham Worldwide Corp	187,420
2,389		Wynn Resorts Ltd	267,879
		TOTAL HOTELS AND OTHER LODGING PLACES	1,087,361

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.05%
4,023	*	AGCO Corp	273,484
2,871		Black & Decker Corp	199,965
17,496	*	Brocade Communications Systems, Inc	128,421
2,756		Carlisle Cos, Inc	102,055
4,541		Cummins, Inc	578,387
2,866		Diebold, Inc	83,057
3,550		Donaldson Co, Inc	164,649
8,914		Dover Corp	410,846
3,743	*	Dresser-Rand Group, Inc	146,164
2,490		Flowserve Corp	239,538
5,662	*	FMC Technologies, Inc	321,035
2,399	*	Gardner Denver, Inc	79,167

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,941		Graco, Inc	$109,582
5,562	*	Grant Prideco, Inc	308,747
3,537		IDEX Corp	127,792
11,962		Ingersoll-Rand Co Ltd (Class A)	555,874
14,505		International Game Technology	637,205
8,007		Jabil Circuit, Inc	122,267
4,740		Joy Global, Inc	311,987
3,384		Kennametal, Inc	128,118
5,385	*	Lam Research Corp	232,794
2,452		Lennox International, Inc	101,562
4,129	*	Lexmark International, Inc (Class A)	143,937
5,444		Manitowoc Co, Inc	265,831
5,368		Pall Corp	216,438
960	*	Riverbed Technology, Inc	25,670
6,877		Rockwell Automation, Inc	474,238
9,959	*	SanDisk Corp	330,340
2,829	e*	Scientific Games Corp (Class A)	94,064
23,719		Seagate Technology, Inc	604,835
2,485		SPX Corp	255,582
7,852	*	Teradata Corp	215,223
4,491	*	Terex Corp	294,475
4,141		Timken Co	136,032
1,817		Toro Co	98,917
7,875		Trane, Inc	367,841
5,560	*	Varian Medical Systems, Inc	290,010
2,707	e*	VeriFone Holdings, Inc	62,938
9,688	*	Western Digital Corp	292,674
3,013	*	Zebra Technologies Corp (Class A)	104,551
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,636,292

INSTRUMENTS AND RELATED PRODUCTS - 4.56%
2,646	*	Advanced Medical Optics, Inc	64,906
17,609	*	Agilent Technologies, Inc	646,955
13,306		Allergan, Inc	854,777
8,067		Applera Corp (Applied Biosystems Group)	273,633
4,511		Bard (C.R.), Inc	427,643
2,697		Beckman Coulter, Inc	196,342
1,848		Cooper Cos, Inc	70,224
6,629		Dentsply International, Inc	298,438
1,794		DRS Technologies, Inc	97,360
12,552	e	Eastman Kodak Co	274,512
5,032		Garmin Ltd	488,104
1,647	*	Intuitive Surgical, Inc	534,452
8,355		Kla-Tencor Corp	402,377
1,649	*	Mettler-Toledo International, Inc	187,656
2,351	*	Millipore Corp	172,046
2,560		National Instruments Corp	85,325
5,226		PerkinElmer, Inc	135,981
9,580		Pitney Bowes, Inc	364,423
3,400	e*	Resmed, Inc	178,602
3,210	*	Respironics, Inc	210,191
7,303		Rockwell Collins, Inc	525,597
3,854		Roper Industries, Inc	241,029
14,761	*	St. Jude Medical, Inc	599,887
1,773	*	Techne Corp	117,107
8,356	*	Teradyne, Inc	86,401
5,216	*	Trimble Navigation Ltd	157,732

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,402	*	Waters Corp	$348,066
40,894		Xerox Corp	662,074
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,701,840

INSURANCE AGENTS, BROKERS AND SERVICE - 0.54%
12,807		AON Corp	610,766
4,884		Brown & Brown, Inc	114,774
4,160		Gallagher (Arthur J.) & Co	100,630
400		White Mountains Insurance Group Ltd	205,620
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,031,790

INSURANCE CARRIERS - 4.52%
222	*	Alleghany Corp	89,244
2,628		Allied World Assurance Holdings Ltd	131,847
4,451	e	Ambac Financial Group, Inc	114,702
3,637		American Financial Group, Inc	105,037
685		American National Insurance Co	83,049
2,242	*	Arch Capital Group Ltd	157,725
5,273		Assurant, Inc	352,764
6,699		Axis Capital Holdings Ltd	261,060
7,489		Cincinnati Financial Corp	296,115
1,370		CNA Financial Corp	46,196
8,243	*	Conseco, Inc	103,532
2,590		Endurance Specialty Holdings Ltd	108,081
2,118		Erie Indemnity Co (Class A)	109,903
2,754		Everest Re Group Ltd	276,502
9,678		Fidelity National Title Group, Inc (Class A)	141,396
4,220	e	First American Corp	143,986
18,975		Genworth Financial, Inc (Class A)	482,914
2,154		Hanover Insurance Group, Inc	98,653
4,890		HCC Insurance Holdings, Inc	140,245
4,897	*	Health Net, Inc	236,525
7,329	*	Humana, Inc	551,947
7,151		Leucadia National Corp	336,812
435	*	Markel Corp	213,629
5,704	e	MBIA, Inc	106,266
1,200		Mercury General Corp	59,772
3,628	e	MGIC Investment Corp	81,376
2,223		Nationwide Financial Services, Inc (Class A)	100,057
10,107		Old Republic International Corp	155,749
1,290		OneBeacon Insurance Group Ltd	27,735
2,480		PartnerRe Ltd	204,674
2,478	*	Philadelphia Consolidated Holding Co	97,509
3,784	e	PMI Group, Inc	50,252
11,683		Principal Financial Group	804,258
3,060		Protective Life Corp	125,521
3,501	e	Radian Group, Inc	40,892
1,330		Reinsurance Group Of America, Inc	69,798
3,151		RenaissanceRe Holdings Ltd	189,816
4,634		Safeco Corp	258,021
2,330		Stancorp Financial Group, Inc	117,385
4,165		Torchmark Corp	252,107
1,119		Transatlantic Holdings, Inc	81,318
1,910	e	Unitrin, Inc	91,661
15,748		UnumProvident Corp	374,645
7,441		W.R. Berkley Corp	221,816
1,886	*	WellCare Health Plans, Inc	79,985

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
79		Wesco Financial Corp	$32,153
8,111		XL Capital Ltd (Class A)	408,064
		TOTAL INSURANCE CARRIERS	8,612,694

JUSTICE, PUBLIC ORDER AND SAFETY - 0.08%
5,362	*	Corrections Corp of America	158,233
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	158,233

LEATHER AND LEATHER PRODUCTS - 0.33%
16,189	*	Coach, Inc	495,060
3,488	*	CROCS, Inc	128,393
		TOTAL LEATHER AND LEATHER PRODUCTS	623,453

LUMBER AND WOOD PRODUCTS - 0.03%
4,630		Louisiana-Pacific Corp	63,338
		TOTAL LUMBER AND WOOD PRODUCTS	63,338

METAL MINING - 0.17%
1,803		Cleveland-Cliffs, Inc	181,742
1,975		Foundation Coal Holdings, Inc	103,688
1,155	*	Patriot Coal Corp	48,210
		TOTAL METAL MINING	333,640

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.53%
777	*	Armstrong World Industries, Inc	31,165
6,664		Fortune Brands, Inc	482,207
6,953		Hasbro, Inc	177,858
17,163		Mattel, Inc	326,784
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,018,014

MISCELLANEOUS RETAIL - 0.61%
2,284		Barnes & Noble, Inc	78,684
2,887	e*	Coldwater Creek, Inc	19,314
3,526	*	Dick's Sporting Goods, Inc	97,882
4,251	*	Dollar Tree Stores, Inc	110,186
2,004		MSC Industrial Direct Co (Class A)	81,102
1,504	e*	Nutri/System, Inc	40,578
11,994	*	Office Depot, Inc	166,837
3,385		OfficeMax, Inc	69,934
5,938		Petsmart, Inc	139,721
28,515	e*	Rite Aid Corp	79,557
5,949		Tiffany & Co	273,832
		TOTAL MISCELLANEOUS RETAIL	1,157,627

MOTION PICTURES - 0.23%
12,228	*	Discovery Holding Co (Class A)	307,412
2,881	*	DreamWorks Animation SKG, Inc (Class A)	73,581
3,280		Regal Entertainment Group (Class A)	59,270
		TOTAL MOTION PICTURES	440,263

NONDEPOSITORY INSTITUTIONS - 0.80%
8,186		American Capital Strategies Ltd	269,811
5,272	e*	AmeriCredit Corp	67,429
5,609		CapitalSource, Inc	98,662
8,371		CIT Group, Inc	201,155
2,563	e	First Marblehead Corp	39,214
2,100	*	GLG Partners Inc	28,560

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,538	*	Guaranty Financial Group, Inc	$24,619
211	e	Student Loan Corp	23,210
10,870		Textron, Inc	775,031
		TOTAL NONDEPOSITORY INSTITUTIONS	1,527,691

NONMETALLIC MINERALS, EXCEPT FUELS - 0.18%
4,405		Vulcan Materials Co	348,391
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	348,391

OIL AND GAS EXTRACTION - 5.46%
12,796		BJ Services Co	310,431
9,614	*	Cameron International Corp	462,722
1,863	e*	Cheniere Energy, Inc	60,808
20,095	d	Chesapeake Energy Corp	787,724
3,727		Cimarex Energy Co	158,509
1,334	*	CNX Gas Corp	42,621
1,190	*	Continental Resources, Inc	31,095
10,554	*	Denbury Resources, Inc	313,982
2,970		Diamond Offshore Drilling, Inc	421,740
6,503		ENSCO International, Inc	387,709
5,307		Equitable Resources, Inc	282,757
3,396	*	Forest Oil Corp	172,653
4,021	*	Global Industries Ltd	86,130
3,985	*	Helix Energy Solutions Group, Inc	165,378
4,513		Helmerich & Payne, Inc	180,836
12,276	*	Nabors Industries Ltd	336,240
15,490	*	National Oilwell Varco, Inc	1,137,895
11,694		Noble Corp	660,828
2,380	*	Oceaneering International, Inc	160,293
6,903		Patterson-UTI Energy, Inc	134,747
5,385		Pioneer Natural Resources Co	263,003
4,757	*	Plains Exploration & Production Co	256,878
7,234	*	Pride International, Inc	245,233
2,243	*	Quicksilver Resources, Inc	133,660
6,453		Range Resources Corp	331,426
4,826		Rowan Cos, Inc	190,434
1,012	e*	SEACOR Holdings, Inc	93,853
8,749		Smith International, Inc	646,114
7,408	*	Southwestern Energy Co	412,774
2,736		St. Mary Land & Exploration Co	105,637
3,378	*	Superior Energy Services	116,271
3,009	*	Tetra Technologies, Inc	46,850
2,523		Tidewater, Inc	138,412
2,114	*	Unit Corp	97,773
1,390	e	W&T Offshore, Inc	41,644
14,713	*	Weatherford International Ltd	1,009,312
		TOTAL OIL AND GAS EXTRACTION	10,424,372

PAPER AND ALLIED PRODUCTS - 0.53%
4,666		Bemis Co	127,755
20,260	*	Domtar Corporation	155,799
8,050		MeadWestvaco Corp	251,965
4,041		Packaging Corp of America	113,956
11,140	*	Smurfit-Stone Container Corp	117,638
4,366		Sonoco Products Co	142,681
4,616		Temple-Inland, Inc	96,244
		TOTAL PAPER AND ALLIED PRODUCTS	1,006,038

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
PERSONAL SERVICES - 0.37%
5,916		Cintas Corp	$198,896
14,094		H&R Block, Inc	261,726
12,832		Service Corp International	180,290
1,592	e	Weight Watchers International, Inc	71,927
		TOTAL PERSONAL SERVICES	712,839

PETROLEUM AND COAL PRODUCTS - 2.16%
2,444		Ashland, Inc	115,919
4,228		Cabot Oil & Gas Corp	170,684
4,802		Frontier Oil Corp	194,865
12,106		Hess Corp	1,221,011
1,975		Holly Corp	100,508
8,209		Murphy Oil Corp	696,452
5,669	*	Newfield Exploration Co	298,756
7,453		Noble Energy, Inc	592,663
1,150	*	SandRidge Energy, Inc	41,239
5,295		Sunoco, Inc	383,570
5,955		Tesoro Corp	284,054
1,178	e	Western Refining, Inc	28,519
		TOTAL PETROLEUM AND COAL PRODUCTS	4,128,240

PIPELINES, EXCEPT NATURAL GAS - 0.37%
27,566		Spectra Energy Corp	711,754
		TOTAL PIPELINES, EXCEPT NATURAL GAS	711,754

PRIMARY METAL INDUSTRIES - 1.57%
4,851	*	AK Steel Holding Corp	224,310
4,457		Allegheny Technologies, Inc	385,085
2,282		Carpenter Technology Corp	171,538
2,675	*	CommScope, Inc	131,637
2,274	*	General Cable Corp	166,639
2,600		Hubbell, Inc (Class B)	134,160
5,995		Precision Castparts Corp	831,507
4,125		Steel Dynamics, Inc	245,726
3,091	e	Titanium Metals Corp	81,757
5,159		United States Steel Corp	623,775
		TOTAL PRIMARY METAL INDUSTRIES	2,996,134

PRINTING AND PUBLISHING - 0.99%
2,590		Dun & Bradstreet Corp	229,552
3,929	e	EW Scripps Co (Class A)	176,844
10,238		Gannett Co, Inc	399,282
2,308	e	Harte-Hanks, Inc	39,928
2,123		John Wiley & Sons, Inc (Class A)	90,949
2,116	e	McClatchy Co (Class A)	26,492
2,100		Meredith Corp	115,458
600	*	MSCI, Inc	23,040
6,244	e	New York Times Co (Class A)	109,457
3,096	e	R.H. Donnelley Corp	112,942
9,599		R.R. Donnelley & Sons Co	362,266
255		Washington Post Co (Class B)	201,815
		TOTAL PRINTING AND PUBLISHING	1,888,025

RAILROAD TRANSPORTATION - 0.50%
19,067		CSX Corp	838,567

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,440	*	Kansas City Southern Industries, Inc	$118,095
		TOTAL RAILROAD TRANSPORTATION	956,662

REAL ESTATE - 0.31%
8,520	*	CB Richard Ellis Group, Inc (Class A)	183,606
3,142		Forest City Enterprises, Inc (Class A)	139,630
1,538	*	Forestar Real Estate Group, Inc	36,297
1,606		Jones Lang LaSalle, Inc	114,283
3,113	e*	St. Joe Co	110,543
		TOTAL REAL ESTATE	584,359

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.39%
9,153	*	Goodyear Tire & Rubber Co	258,298
12,164		Newell Rubbermaid, Inc	314,804
7,050		Sealed Air Corp	163,137
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	736,239

SECURITY AND COMMODITY BROKERS - 3.17%
10,258		Ameriprise Financial, Inc	565,318
2,784	e	BlackRock, Inc	603,571
6,075		Broadridge Financial Solutions, Inc	136,262
18,637	e*	E*Trade Financial Corp	66,161
4,808		Eaton Vance Corp	218,331
3,882		Federated Investors, Inc (Class B)	159,783
3,067	*	IntercontinentalExchange, Inc	590,398
18,200		Invesco Ltd	571,116
1,968	*	Investment Technology Group, Inc	93,657
7,655		Janus Capital Group, Inc	251,467
5,472		Jefferies Group, Inc	126,130
2,267		Lazard Ltd (Class A)	92,222
5,752		Legg Mason, Inc	420,759
4,250	*	MF Global Ltd	133,748
4,920	*	Nasdaq Stock Market, Inc	243,491
4,018		Nymex Holdings, Inc	536,845
4,105		Raymond James Financial, Inc	134,069
5,646		SEI Investments Co	181,632
11,585		T Rowe Price Group, Inc	705,295
10,842		TD Ameritrade Holding Corp	217,491
		TOTAL SECURITY AND COMMODITY BROKERS	6,047,746

SPECIAL TRADE CONTRACTORS - 0.10%
7,175	*	Quanta Services, Inc	188,272
		TOTAL SPECIAL TRADE CONTRACTORS	188,272

STONE, CLAY, AND GLASS PRODUCTS - 0.39%
2,049	e	Eagle Materials, Inc	72,699
6,232	e	Gentex Corp	110,743
4,850	e*	Owens Corning, Inc	98,067
6,754	*	Owens-Illinois, Inc	334,323
3,493	e*	USG Corp	125,014
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	740,846

TOBACCO PRODUCTS - 0.41%
4,727		Loews Corp (Carolina Group)	403,213
6,988		UST, Inc	382,942
		TOTAL TOBACCO PRODUCTS	786,155

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION BY AIR - 0.64%
10,502	e*	AMR Corp	$147,343
4,238	*	Continental Airlines, Inc (Class B)	94,296
817		Copa Holdings S.A. (Class A)	30,695
10,473	*	Delta Air Lines, Inc	155,943
11,489	*	Northwest Airlines Corp	166,705
32,219		Southwest Airlines Co	393,072
5,039	e	UAL Corp	179,691
3,569	e*	US Airways Group, Inc	52,500
		TOTAL TRANSPORTATION BY AIR	1,220,245

TRANSPORTATION EQUIPMENT - 1.91%
3,465		Autoliv, Inc	182,640
4,025	*	BE Aerospace, Inc	212,923
3,787	e	Brunswick Corp	64,568
88,217	e*	Ford Motor Co	593,700
7,478		Genuine Parts Co	346,231
5,463		Goodrich Corp	385,742
10,581		Harley-Davidson, Inc	494,239
3,668		Harsco Corp	235,009
7,924		ITT Industries, Inc	523,301
3,232		Oshkosh Truck Corp	152,744
5,693	*	Pactiv Corp	151,605
3,080	*	Spirit Aerosystems Holdings, Inc (Class A)	106,260
1,555	e	Thor Industries, Inc	59,106
3,378	e	Trinity Industries, Inc	93,773
1,794	*	TRW Automotive Holdings Corp	37,495
		TOTAL TRANSPORTATION EQUIPMENT	3,639,336

TRANSPORTATION SERVICES - 0.52%
7,384		CH Robinson Worldwide, Inc	399,622
9,299		Expeditors International Washington, Inc	415,479
2,295		GATX Corp	84,181
4,316		UTI Worldwide, Inc	84,594
		TOTAL TRANSPORTATION SERVICES	983,876

TRUCKING AND WAREHOUSING - 0.18%
1,911		Con-way, Inc	79,383
4,256	e	J.B. Hunt Transport Services, Inc	117,253
2,442		Landstar System, Inc	102,930
2,669	e*	YRC Worldwide, Inc	45,613
		TOTAL TRUCKING AND WAREHOUSING	345,179

WATER TRANSPORTATION - 0.40%
1,948		Alexander & Baldwin, Inc	100,634
2,060		Frontline Ltd	98,880
2,325	*	Kirby Corp	108,066
1,488		Overseas Shipholding Group, Inc	110,752
5,814	e	Royal Caribbean Cruises Ltd	246,746
1,687	e	Teekay Corp	89,765
		TOTAL WATER TRANSPORTATION	754,843

WHOLESALE TRADE-DURABLE GOODS - 0.87%
5,477	*	Arrow Electronics, Inc	215,137
5,052		BorgWarner, Inc	244,567
6,076	*	Ingram Micro, Inc (Class A)	109,611
1,853	e	Martin Marietta Materials, Inc	245,708

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,049	*	Patterson Cos, Inc	$205,364
2,283	e	Pool Corp	45,272
2,820		Reliance Steel & Aluminum Co	152,844
2,302	*	Tech Data Corp	86,831
3,091		W.W. Grainger, Inc	270,524
2,020	e*	WESCO International, Inc	80,073
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,655,931

WHOLESALE TRADE-NONDURABLE GOODS - 0.66%
3,431		Airgas, Inc	178,789
1,562	e*	Bare Escentuals, Inc	37,879
3,391		Brown-Forman Corp (Class B)	251,307
5,675		Dean Foods Co	146,756
5,834	*	Endo Pharmaceuticals Holdings, Inc	155,593
3,870	*	Henry Schein, Inc	237,618
2,291		Herbalife Ltd	92,281
6,412		Idearc, Inc	112,595
1,524	e*	Tractor Supply Co	54,758
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,267,576

		TOTAL COMMON STOCKS	189,448,448
		(Cost $165,037,095)

PRINCIPAL		ISSUER
SHORT -TERM INVESTMENTS - 1.77%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.62%
$ 1,180,000		Federal Home Loan Bank (FHLB) , 01/02/08	1,180,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,180,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.15%
2,201,135		State Street Navigator Securities Lending Prime Portfolio	2,201,135
		TOTAL SHORT-TERM INVESTMENTS	3,381,135
		(Cost $3,381,028)

		TOTAL PORTFOLIO - 101.09%
		(Cost $168,418,123)	192,829,583
		OTHER ASSETS & LIABILITIES, NET - (1.09)%	(2,077,791)

		NET ASSETS - 100.00%	$190,751,792

	*	Non-income producing
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $82,320.
	e	All or a portion of these securities are out on loan.

		At December 31, 2007, the unrealized appreciation on investments was $24,411,460, consisting of
		gross unrealized appreciation of $37,609,092 and gross unrealized depreciation of $13,197,632.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.58%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
160	e	Cal-Maine Foods, Inc	$4,245
11		Seaboard Corp	16,170
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	20,415

AGRICULTURAL SERVICES - 0.04%
2,272	e*	Cadiz, Inc	47,712
		TOTAL AGRICULTURAL SERVICES	47,712

AMUSEMENT AND RECREATION SERVICES - 1.21%
10,268	e*	Bally Technologies, Inc	510,525
3,259		Dover Downs Gaming & Entertainment, Inc	36,664
2,208	*	Lakes Entertainment, Inc	15,301
6,500	*	Life Time Fitness, Inc	322,920
882	e*	Live Nation, Inc	12,807
6,468	e*	Marvel Entertainment, Inc	172,760
3,911	e*	MTR Gaming Group, Inc	26,556
6,248	*	Pinnacle Entertainment, Inc	147,203
2,813	*	Town Sports International Holdings, Inc	26,892
13,191	*	Westwood One, Inc	26,250
7,906	e*	WMS Industries, Inc	289,676
4,390		World Wrestling Entertainment, Inc	64,796
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,652,350

APPAREL AND ACCESSORY STORES - 1.86%
15,073	*	Aeropostale, Inc	399,435
4,976	e	Bebe Stores, Inc	63,991
3,995		Brown Shoe Co, Inc	60,604
2,749		Buckle, Inc	90,717
1,830	*	Cache, Inc	17,092
11,362	*	Carter's, Inc	219,855
6,169	*	Casual Male Retail Group, Inc	31,955
1,573		Cato Corp (Class A)	24,633
4,715	*	Charlotte Russe Holding, Inc	76,147
4,349	e*	Children's Place Retail Stores, Inc	112,770
6,853		Christopher & Banks Corp	78,467
2,758	e*	Citi Trends, Inc	42,584
5,680	*	Collective Brands, Inc	98,775
7,070	*	Dress Barn, Inc	88,446
3,034	e*	DSW, Inc (Class A)	56,918
4,450	*	HOT Topic, Inc	25,899
7,571	*	J Crew Group, Inc	364,998
385	*	Jo-Ann Stores, Inc	5,036
3,565	e*	JOS A Bank Clothiers, Inc	101,424
3,868	*	New York & Co, Inc	24,678
11,136	*	Pacific Sunwear Of California, Inc	157,129

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
730	e*	Shoe Carnival, Inc	$10,300
4,807	*	Tween Brands, Inc	127,289
4,833	e*	Under Armour, Inc (Class A)	211,057
17,757	*	Wet Seal, Inc (Class A)	41,374
		TOTAL APPAREL AND ACCESSORY STORES	2,531,573

APPAREL AND OTHER TEXTILE PRODUCTS - 0.46%
590	e	Columbia Sportswear Co	26,013
2,451	*	G-III Apparel Group Ltd	36,201
5,984	*	Gymboree Corp	182,273
1,380	e*	Lululemon Athletica, Inc	65,371
2,603	*	Maidenform Brands, Inc	35,219
7,162	*	Quiksilver, Inc	61,450
2,582	e*	True Religion Apparel, Inc	55,126
4,630	*	Warnaco Group, Inc	161,124
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	622,777

AUTO REPAIR, SERVICES AND PARKING - 0.28%
2,896	*	Midas, Inc	42,455
3,282		Monro Muffler, Inc	63,966
520	*	Standard Parking Corp	25,215
7,118	*	Wright Express Corp	252,618
		TOTAL AUTO REPAIR, SERVICES AND PARKING	384,254

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.00%**
495	e*	CSK Auto Corp	2,480
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	2,480

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00%**
243	e*	Builders FirstSource, Inc	1,754
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,754

BUSINESS SERVICES - 14.13%
3,535	e*	3D Systems Corp	54,580
5,466		Aaron Rents, Inc	105,166
480		ABM Industries, Inc	9,787
5,663	e*	Acacia Research (Acacia Technologies)	50,854
7,230	e*	ACI Worldwide, Inc	137,659
11,792	*	Actuate Corp	91,624
4,542		Administaff, Inc	128,448
3,368	e*	Advent Software, Inc	182,209
5,791	e*	American Reprographics Co	95,436
6,751	*	AMN Healthcare Services, Inc	115,915
3,310	*	Ansoft Corp	85,564
15,077	*	Ansys, Inc	625,092
5,493	e	Arbitron, Inc	228,344
25,037	*	Art Technology Group, Inc	108,160
17,136	*	Aspen Technology, Inc	277,946
920	e*	athenahealth, Inc	33,120
2,186	e*	Bankrate, Inc	105,125
887		Barrett Business Services	15,975
7,196		Blackbaud, Inc	201,776
5,556	*	Blackboard, Inc	223,629
750	*	BladeLogic, Inc	22,178

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,406	*	Blue Coat Systems, Inc	$177,695
10,025	e*	BPZ Energy, Inc	112,080
438	*	CACI International, Inc (Class A)	19,609
2,087	*	Capella Education Co	136,615
896	*	Cavium Networks, Inc	20,626
2,387	*	CBIZ, Inc	23,416
6,516	*	Chordiant Software, Inc	55,712
1,618	e*	Clayton Holdings, Inc	8,365
29,420	e*	CNET Networks, Inc	268,899
9,711	*	Cogent Communications Group, Inc	230,248
8,469	e*	Cogent, Inc	94,429
6,803		Cognex Corp	137,080
6,900	*	Commvault Systems, Inc	146,142
900	*	Compellent Technologies Inc	10,827
1,086		Computer Programs & Systems, Inc	24,696
3,396	*	COMSYS IT Partners, Inc	53,589
8,321	*	Concur Technologies, Inc	301,303
990	*	Constant Contact Inc	21,285
3,726	*	CoStar Group, Inc	176,054
3,396	*	CSG Systems International, Inc	49,989
12,464	*	Cybersource Corp	221,485
660	*	Data Domain, Inc	17,384
6,951	*	DealerTrack Holdings, Inc	232,650
1,230	*	Deltek, Inc	18,733
1,960	*	Dice Holdings, Inc	15,660
8,044	*	Digital River, Inc	266,015
4,325	*	DivX, Inc	60,550
1,654	*	Double-Take Software, Inc	35,925
616	*	DynCorp International, Inc (Class A)	16,558
5,845	*	Echelon Corp	120,641
8,887	*	Eclipsys Corp	224,930
11,303	e*	Epicor Software Corp	133,149
5,046	*	EPIQ Systems, Inc	87,851
6,989	*	Equinix, Inc	706,378
6,105	e*	Evergreen Energy, Inc	13,614
3,517	*	ExlService Holdings, Inc	81,172
6,264	*	FalconStor Software, Inc	70,533
867	*	First Advantage Corp (Class A)	14,279
2,786	*	Forrester Research, Inc	78,064
13,417	*	Gartner, Inc	235,603
1,628	e	Gevity HR, Inc	12,519
8,230	e*	Global Cash Access, Inc	49,874
3,454	e*	Global Sources Ltd	97,472
630	*	Guidance Software, Inc	8,782
3,474	*	H&E Equipment Services, Inc	65,589
8,090	e	Healthcare Services Group	171,346
3,213	e	Heartland Payment Systems, Inc	86,108
3,292		Heidrick & Struggles International, Inc	122,166
4,082	*	HMS Holdings Corp	135,563
1,430	e*	HSW International Inc	8,909
4,962	*	Hudson Highland Group, Inc	41,730
6,079	*	Hypercom Corp	30,273
1,062	e*	ICT Group, Inc	12,691
3,953	*	iGate Corp	33,482

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,110	*	IHS, Inc (Class A)	$370,022
2,308	e	Imergent, Inc	24,442
17,022	*	Informatica Corp	306,736
3,298		Infospace, Inc	62,002
1,954		infoUSA, Inc	17,449
4,554	*	Innerworkings, Inc	78,602
2,419	e*	Innovative Solutions & Support, Inc	23,440
1,539	*	Integral Systems, Inc	35,797
2,480		Interactive Data Corp	81,865
2,529	*	Interactive Intelligence, Inc	66,639
9,520	e*	Internap Network Services Corp	79,302
6,904	*	Interwoven, Inc	98,175
6,055	*	inVentiv Health, Inc	187,463
5,649	e*	Ipass, Inc	22,935
15,307		Jack Henry & Associates, Inc	372,572
1,531	*	JDA Software Group, Inc	31,324
954		Kelly Services, Inc (Class A)	17,802
4,915	*	Kenexa Corp	95,449
4,752	*	Kforce, Inc	46,332
5,375	e*	Knot, Inc	85,678
7,575	*	Korn/Ferry International	142,562
2,360	e*	Limelight Networks, Inc	16,260
9,851	e*	Lionbridge Technologies	34,971
1,985	*	Liquidity Services, Inc	25,607
7,311	*	LivePerson, Inc	39,041
3,515	*	LoJack Corp	59,087
7,906	*	Magma Design Automation, Inc	96,532
4,296	*	Manhattan Associates, Inc	113,243
604	*	Mantech International Corp (Class A)	26,467
4,253	e	Marchex, Inc (Class B)	46,188
10,631	*	Mentor Graphics Corp	114,602
1,593	*	MicroStrategy, Inc (Class A)	151,494
6,156	e*	Midway Games, Inc	16,991
1,420	*	Monotype Imaging Holdings, Inc	21,541
19,840	*	Move, Inc	48,608
1,763	*	MPS Group, Inc	19,287
2,236	*	Ness Technologies, Inc	20,638
9,129	e*	NetFlix, Inc	243,014
5,190	*	Network Equipment Technologies, Inc	43,700
7,290		NIC, Inc	61,528
25,621	*	Nuance Communications, Inc	478,600
6,654	*	Omniture, Inc	221,512
1,290	*	On Assignment, Inc	9,043
5,335	*	Online Resources Corp	63,593
12,646	e*	OpenTV Corp (Class A)	16,693
5,935	e*	Packeteer, Inc	36,560
10,209	*	Parametric Technology Corp	182,231
2,549	*	PDF Solutions, Inc	22,966
390		Pegasystems, Inc	4,653
2,514	*	PeopleSupport, Inc	34,392
5,704	e*	Perficient, Inc	89,781
8,000	*	Phase Forward, Inc	174,000
3,105	e	Portfolio Recovery Associates, Inc	123,175
1,322	*	Premiere Global Services, Inc	19,632

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
7,974	*	Progress Software Corp	$268,564
1,020	*	PROS Holdings, Inc	20,012
837	e	Protection One, Inc	9,952
1,713		QAD, Inc	15,999
3,310	e	Quality Systems, Inc	100,922
11,663	*	Quest Software, Inc	215,066
5,237	*	Radiant Systems, Inc	90,234
1,083	*	Radisys Corp	14,512
6,050	*	Raser Technologies, Inc	89,843
1,770	e	Renaissance Learning, Inc	24,780
3,521	*	RightNow Technologies, Inc	55,808
8,254		Rollins, Inc	158,486
2,200	*	RSC Holdings, Inc	27,610
15,867	*	Sapient Corp	139,788
483	e*	Secure Computing Corp	4,637
5,857	e*	Smith Micro Software, Inc	49,609
5,376	*	Sohu.com, Inc	293,100
3,176	*	SonicWALL, Inc	34,047
51,993	e*	Sonus Networks, Inc	303,119
12,853		Sotheby's	489,699
1,069	*	Sourcefire, Inc	8,915
5,499	*	Spherion Corp	40,033
3,571	*	SPSS, Inc	128,235
4,598	*	SRA International, Inc (Class A)	135,411
4,010	e*	Stratasys, Inc	103,618
1,480	e*	SuccessFactors Inc	17,494
1,807	*	Sybase, Inc	47,145
6,399	*	SYKES Enterprises, Inc	115,182
3,583	e*	Synchronoss Technologies, Inc	126,982
2,443	e	Syntel, Inc	94,104
12,512	e*	Take-Two Interactive Software, Inc	230,846
245		TAL International Group, Inc	5,579
3,148	*	Taleo Corp (Class A)	93,747
1,108	*	TechTarget, Inc	16,376
8,125	*	TeleTech Holdings, Inc	172,819
1,050	e	Textainer Group Holdings Ltd	15,257
4,028	e	TheStreet.com, Inc	64,126
13,010	*	THQ, Inc	366,752
920	*	Tiens Biotech Group USA, Inc	2,153
5,653	*	TradeStation Group, Inc	80,329
1,554	*	Travelzoo, Inc	21,259
8,802	e*	Trizetto Group, Inc	152,891
9,028	*	TrueBlue, Inc	130,725
4,796	*	Ultimate Software Group, Inc	150,930
2,077	*	Unica Corp	19,212
3,518		United Online, Inc	41,583
19,414	*	Valueclick, Inc	425,167
5,102	*	Vasco Data Security International	142,448
1,425	*	Veraz Networks, Inc	6,869
2,911	*	Vignette Corp	42,530
570	*	Virtusa Corp	9,878
4,001	*	Visual Sciences, Inc	73,938
2,546	*	Vocus, Inc	87,913
8,751	*	Websense, Inc	148,592

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
14,521	*	Wind River Systems, Inc	$129,673
		TOTAL BUSINESS SERVICES	19,271,640

CHEMICALS AND ALLIED PRODUCTS - 10.23%
6,025	e*	Acadia Pharmaceuticals, Inc	66,697
4,752	e*	Acorda Therapeutics, Inc	104,354
6,926	*	Adams Respiratory Therapeutics, Inc	413,759
1,910	*	Albany Molecular Research, Inc	27,466
7,081	*	Alexion Pharmaceuticals, Inc	531,287
4,000	*	Alexza Pharmaceuticals, Inc	32,360
19,555	*	Alkermes, Inc	304,862
7,976	e*	Allos Therapeutics, Inc	50,169
6,788	e*	Alnylam Pharmaceuticals, Inc	197,395
3,253	e*	AMAG Pharmaceuticals, Inc	195,603
10,515	*	American Oriental Bioengineering, Inc	116,506
3,623		American Vanguard Corp	62,859
649	e*	Amicus Therapeutics, Inc	6,977
1,540	*	Animal Health International, Inc	18,942
7,625	e*	Arqule, Inc	44,225
9,250	e*	Array Biopharma, Inc	77,885
6,960	e*	Arrowhead Research Corp	26,309
6,077	*	Auxilium Pharmaceuticals, Inc	182,249
3,519	e*	Aventine Renewable Energy Holdings, Inc	44,902
3,504		Balchem Corp	78,420
1,979	*	Bentley Pharmaceuticals, Inc	29,863
1,094	e*	Biodel, Inc	25,414
1,650	e*	BioForm Medical, Inc	11,270
18,626	*	BioMarin Pharmaceuticals, Inc	659,360
2,182	e*	BioMimetic Therapeutics, Inc	37,901
8,528	e*	Bionovo, Inc	14,583
583	e*	Bradley Pharmaceuticals, Inc	11,485
3,105	e*	Cadence Pharmaceuticals, Inc	46,140
1,949	*	Caraco Pharmaceutical Laboratories Ltd	33,425
13,759	*	Cell Genesys, Inc	31,646
1,079		CF Industries Holdings, Inc	118,755
2,946	*	Chattem, Inc	222,541
10,766	*	Cubist Pharmaceuticals, Inc	220,811
7,202	*	Cypress Bioscience, Inc	79,438
4,974	*	Cytokinetics, Inc	23,527
16,237	e*	CytRx Corp	46,113
16,209	e*	Dendreon Corp	100,820
16,917	*	Discovery Laboratories, Inc	36,372
13,070	*	Durect Corp	84,040
11,990	e*	Encysive Pharmaceuticals, Inc	10,192
7,020	e*	Enzon Pharmaceuticals, Inc	66,901
13,790	*	GenVec, Inc	20,271
14,437	*	Geron Corp	82,002
3,092	e*	GTx, Inc	44,370
12,587	e*	Halozyme Therapeutics, Inc	89,494
10,731		Hercules, Inc	207,645
26,119	*	Human Genome Sciences, Inc	272,682
4,978	*	Idenix Pharmaceuticals, Inc	13,441
13,397	*	Immucor, Inc	455,364
10,338	e*	Indevus Pharmaceuticals, Inc	71,849

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,970		Innophos Holdings, Inc	$29,314
1,464	e	Inter Parfums, Inc	26,308
5,014	e*	InterMune, Inc	66,837
5,184	*	Inverness Medical Innovations, Inc	291,237
7,977	e*	Javelin Pharmaceuticals, Inc	29,834
1,010	e*	Jazz Pharmaceuticals, Inc	14,847
2,934		Kaiser Aluminum Corp	233,194
8,483	e*	Keryx Biopharmaceuticals, Inc	71,257
1,901		Koppers Holdings, Inc	82,199
517	e	Kronos Worldwide, Inc	9,022
6,881	e*	KV Pharmaceutical Co (Class A)	196,384
4,045	*	Landec Corp	54,203
17,642	e	Ligand Pharmaceuticals, Inc (Class B)	85,211
3,340	e	Mannatech, Inc	21,109
390	*	MAP Pharmaceuticals Inc	6,829
24,497	e*	Medarex, Inc	255,259
10,066	*	Medicines Co	192,865
10,858	e	Medicis Pharmaceutical Corp (Class A)	281,982
4,160	e*	Medivation, Inc	59,904
7,725		Meridian Bioscience, Inc	232,368
15,510	*	MGI Pharma, Inc	628,620
8,859	e*	Minrad International, Inc	28,792
1,330	e*	Molecular Insight Pharmaceuticals, Inc	12,050
1,760	*	Momenta Pharmaceuticals, Inc	12,566
5,401	*	Nabi Biopharmaceuticals	19,498
1,220	*	Nanosphere Inc	17,068
5,030	e*	Nastech Pharmaceutical Co, Inc	19,114
3,914	*	Neurocrine Biosciences, Inc	17,770
546		NewMarket Corp	30,407
1,101	*	Novacea, Inc	3,281
4,670	e*	Noven Pharmaceuticals, Inc	64,820
1,100	e*	Obagi Medical Products, Inc	20,119
2,662	*	Omrix Biopharmaceuticals, Inc	92,478
10,631	*	Onyx Pharmaceuticals, Inc	591,296
8,990	*	OraSure Technologies, Inc	79,921
1,347	e*	Orexigen Therapeutics, Inc	19,195
11,212	e*	OSI Pharmaceuticals, Inc	543,894
2,494	e*	Osiris Therapeutics, Inc	29,978
4,393	e*	Pacific Ethanol, Inc	36,067
7,005	*	Pain Therapeutics, Inc	74,253
6,271	*	Par Pharmaceutical Cos, Inc	150,504
5,410	*	Parexel International Corp	261,303
4,298	*	Penwest Pharmaceuticals Co	25,143
7,858		Perrigo Co	275,109
4,038	*	PetMed Express, Inc	48,860
1,440	e*	PharMerica Corp	19,987
5,054	*	Pharmion Corp	317,694
4,804	*	Poniard Pharmaceuticals, Inc	21,186
4,720	e*	Pozen, Inc	56,640
4,969	*	Progenics Pharmaceuticals, Inc	89,790
360	*	Protalix BioTherapeutics, Inc	1,224
5,582	e*	Quidel Corp	108,682
8,169	e*	Salix Pharmaceuticals Ltd	64,372
10,392	*	Santarus, Inc	28,578

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,800	*	Sciele Pharma, Inc	$118,610
2,206	*	Somaxon Pharmaceuticals, Inc	11,493
610	*	Sucampo Pharmaceuticals Inc	11,187
10,520	*	SuperGen, Inc	38,398
2,946	e*	SurModics, Inc	159,879
717	e*	Synta Pharmaceuticals Corp	4,804
6,641	e*	Tercica, Inc	45,026
1,830	e*	Trubion Pharmaceuticals, Inc	18,300
5,784		UAP Holding Corp	223,262
1,400	e*	Ulta Salon Cosmetics & Fragrance, Inc	24,010
4,034	*	United Therapeutics Corp	393,920
1,220	*	US BioEnergy Corp	14,286
1,625	e*	USANA Health Sciences, Inc	60,255
18,487	*	Valeant Pharmaceuticals International	221,289
5,260	e*	Vanda Pharmaceuticals, Inc	36,189
6,739	e*	Verasun Energy Corp	102,972
12,112	e*	Viropharma, Inc	96,169
3,140	*	Visicu, Inc	37,272
5,197	*	WR Grace & Co	136,057
4,192	*	Xenoport, Inc	234,249
21,907	*	XOMA Ltd	74,265
7,517	e*	Zymogenetics, Inc	87,723
		TOTAL CHEMICALS AND ALLIED PRODUCTS	13,950,978

COAL MINING - 0.35%
12,748	*	Alpha Natural Resources, Inc	414,055
12,708	e*	International Coal Group, Inc	68,115
		TOTAL COAL MINING	482,170

COMMUNICATIONS - 2.32%
4,992	e*	Anixter International, Inc	310,852
1,042	e*	Aruba Networks, Inc	15,536
8,868	*	Brightpoint, Inc	136,212
4,013	*	Cbeyond Communications, Inc	156,467
4,511	e	Centennial Communications Corp	41,907
12,218	e	Citadel Broadcasting Corp	25,169
2,157		Consolidated Communications Holdings, Inc	42,924
2,165	e*	Crown Media Holdings, Inc (Class A)	14,073
2,755	e*	Cumulus Media, Inc (Class A)	22,150
6,175	*	Entravision Communications Corp (Class A)	48,350
639	e	Fairpoint Communications, Inc	8,320
24,647	*	Foundry Networks, Inc	431,815
1,262	*	General Communication, Inc (Class A)	11,043
2,337	*	GeoEye, Inc	78,640
2,921	e*	Global Crossing Ltd	64,408
3,675	e*	Globalstar, Inc	29,400
1,293	*	Golden Telecom, Inc	130,528
4,872	*	Harris Stratex Networks, Inc (Class A)	81,362
1,184	*	Hughes Communications, Inc	64,658
330	e*	Hungarian Telephone & Cable	5,838
6,797	e	Ibasis, Inc	34,869
8,446	e*	ICO Global Communications Holdings Ltd	26,858
2,455		iPCS, Inc	88,355
9,604	*	j2 Global Communications, Inc	203,317

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,544	*	Knology, Inc	$32,512
3,219	e*	Lodgenet Entertainment Corp	56,139
6,659	*	Mastec, Inc	67,722
550	*	Neutral Tandem Inc	10,461
497	*	Nexstar Broadcasting Group, Inc (Class A)	4,543
2,469	e*	North Pittsburgh Systems, Inc	56,022
6,228	*	Novatel Wireless, Inc	100,894
5,395		NTELOS Holdings Corp	160,178
4,747	*	Orbcomm, Inc	29,859
6,260	*	PAETEC Holding Corp	61,035
1,020	*	Rural Cellular Corp (Class A)	44,972
3,734	*	SAVVIS, Inc	104,216
600		Shenandoah Telecom Co	14,388
4,536	e	Sinclair Broadcast Group, Inc (Class A)	37,241
5,754	e*	Spanish Broadcasting System, Inc (Class A)	10,645
2,380	*	Switch & Data Facilities Co, Inc	38,128
9,865	e*	Terremark Worldwide, Inc	64,123
18,970	e*	TiVo, Inc	158,210
2,270	*	Virgin Mobile USA, Inc	20,180
7,537	e*	Vonage Holdings Corp	17,335
		TOTAL COMMUNICATIONS	3,161,854

DEPOSITORY INSTITUTIONS - 1.33%
720		Abington Bancorp, Inc	6,768
1,892		Bank of the Ozarks, Inc	49,570
610	e*	Beneficial Mutual Bancorp, Inc	5,929
442	e	Cascade Bancorp	6,153
1,364	e	Cass Information Systems, Inc	45,571
338	e	City Bank	7,578
1,647	e	CoBiz, Inc	24,491
3,122	*	Dollar Financial Corp	95,814
1,532	e	Enterprise Financial Services Corp	36,477
8,913	*	Euronet Worldwide, Inc	267,390
327	e	First Busey Corp	6,494
210	e	First Financial Bankshares, Inc	7,907
1,716	e	First South Bancorp, Inc	38,078
495	e	Frontier Financial Corp	9,192
1,027	e	K-Fed Bancorp	10,362
8,137	*	Net 1 UEPS Technologies, Inc	238,902
10,569	e	NewAlliance Bancshares, Inc	121,755
1,070	*	Oritani Financial Corp	13,161
1,694	e*	Pinnacle Financial Partners, Inc	43,061
267		Preferred Bank	6,947
2,211	e	PrivateBancorp, Inc	72,189
1,389	e	QC Holdings, Inc	15,626
1,567	e	Sierra Bancorp	39,003
5,472	*	Signature Bank	184,680
280	e	Southside Bancshares, Inc	5,729
1,639		Suffolk Bancorp	50,334
3,823	e*	Superior Bancorp	20,530
1,233	e*	SVB Financial Group	62,143
517	*	Texas Capital Bancshares, Inc	9,435
14,580	e	Trustco Bank Corp NY	144,634
300		United Bankshares, Inc	8,406

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,563	e	United Security Bancshares	$23,883
2,892	e*	Virginia Commerce Bancorp	33,923
252	e*	Wauwatosa Holdings, Inc	3,231
1,477	e	Westamerica Bancorporation	65,800
1,848	e*	Western Alliance Bancorp	34,687
470		Wilshire Bancorp, Inc	3,690
		TOTAL DEPOSITORY INSTITUTIONS	1,819,523

EATING AND DRINKING PLACES - 1.93%
3,245	*	AFC Enterprises	36,733
2,130	*	Benihana, Inc (Class A)	27,158
3,188	e*	BJ's Restaurants, Inc	51,837
3,000	e*	Buffalo Wild Wings, Inc	69,660
5,662	*	California Pizza Kitchen, Inc	88,157
1,999	*	Carrols Restaurant Group, Inc	19,150
2,890		CBRL Group, Inc	93,607
2,630	*	CEC Entertainment, Inc	68,275
6,376	e*	Chipotle Mexican Grill, Inc (Class B)	784,567
11,132	e	CKE Restaurants, Inc	146,942
18,685	*	Denny's Corp	70,069
1,507	e	IHOP Corp	55,126
6,638	*	Jack in the Box, Inc	171,061
13,137	e*	Krispy Kreme Doughnuts, Inc	41,513
2,819	*	McCormick & Schmick's Seafood Restaurants, Inc	33,631
1,033	*	Morton's Restaurant Group, Inc	9,638
2,513	*	Papa John's International, Inc	57,045
5,011	*	PF Chang's China Bistro, Inc	114,451
3,237	*	Red Robin Gourmet Burgers, Inc	103,552
8,508		Ruby Tuesday, Inc	82,953
3,501	e*	Ruth's Chris Steak House, Inc	31,299
11,809	*	Sonic Corp	258,617
10,251	e*	Texas Roadhouse, Inc (Class A)	113,376
12,155	e	Triarc Cos (Class B)	106,478
		TOTAL EATING AND DRINKING PLACES	2,634,895

EDUCATIONAL SERVICES - 1.08%
890	*	American Public Education, Inc	37,184
16,849	*	Corinthian Colleges, Inc	259,475
11,657		DeVry, Inc	605,698
595	*	Lincoln Educational Services Corp	8,758
2,826		Strayer Education, Inc	482,059
4,435	e*	Universal Technical Institute, Inc	75,395
		TOTAL EDUCATIONAL SERVICES	1,468,569

ELECTRIC, GAS, AND SANITARY SERVICES - 1.34%
2,888		American Ecology Corp	67,810
1,946	*	Clean Energy Fuels Corp	29,462
3,231	*	Clean Harbors, Inc	167,043
2,797	e	Consolidated Water Co, Inc	70,456
7,173		Crosstex Energy, Inc	267,123
3,070	*	EnergySolutions Inc	82,859
434	e	EnergySouth, Inc	25,172
596	e*	EnerNOC, Inc	29,264
8,266		ITC Holdings Corp	466,368

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,245		Markwest Hydrocarbon, Inc	$77,999
430		Metal Management, Inc	19,578
2,665		Ormat Technologies, Inc	146,602
2,603	*	Pike Electric Corp	43,626
200	e	SJW Corp	6,934
9,544	*	Waste Connections, Inc	294,910
1,019		Waste Industries USA, Inc	36,990
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,832,196

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.41%
4,126	*	Acme Packet, Inc	51,946
6,015		Acuity Brands, Inc	270,675
5,928		Adtran, Inc	126,741
7,422	*	Advanced Analogic Technologies, Inc	83,720
6,967	*	Advanced Energy Industries, Inc	91,128
850	e*	Airvana, Inc	4,616
7,900	e*	American Superconductor Corp	215,986
13,008	*	AMIS Holdings, Inc	130,340
20,352	e*	Amkor Technology, Inc	173,603
11,332	e*	Anadigics, Inc	131,111
5,033	*	Applied Micro Circuits Corp	43,988
24,218	*	Arris Group, Inc	241,701
10,751	*	Atheros Communications, Inc	328,336
5,794	*	ATMI, Inc	186,857
37,897	*	Avanex Corp	37,897
2,353	*	AZZ, Inc	66,708
8,902		Baldor Electric Co	299,641
2,582	*	Benchmark Electronics, Inc	45,779
2,844	e*	BigBand Networks, Inc	14,618
3,742	*	Ceradyne, Inc	175,612
4,504	*	Comtech Telecommunications Corp	243,261
27,151	e*	Conexant Systems, Inc	22,535
1,435	*	CPI International, Inc	24,539
1,940		Cubic Corp	76,048
5,788	*	Diodes, Inc	174,045
2,005	e*	Ditech Networks, Inc	6,957
279	*	DSP Group, Inc	3,404
3,535	e*	DTS, Inc	90,390
1,516	*	EMS Technologies, Inc	45,844
7,699	e*	Energy Conversion Devices, Inc	259,071
16,630	e*	Evergreen Solar, Inc	287,200
4,212	e*	Exar Corp	33,570
52,150	e*	Finisar Corp	75,618
3,753	e	Franklin Electric Co, Inc	143,627
12,892	e*	FuelCell Energy, Inc	127,889
44,567	*	Gemstar-TV Guide International, Inc	212,139
5,524	*	Genlyte Group, Inc	525,885
3,847	*	Greatbatch, Inc	76,902
15,435	*	Harmonic, Inc	161,759
18,340	*	Hexcel Corp	445,295
3,182	*	Hittite Microwave Corp	151,972
1,780	*	Infinera Corp	26,415
9,122	e*	InterDigital, Inc	212,816
7,650	*	InterVoice, Inc	61,124

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,987	*	IPG Photonics Corp	$39,720
3,090	e*	iRobot Corp	55,867
3,099	*	IXYS Corp	24,854
1,334	*	Littelfuse, Inc	43,969
8,848	*	Mattson Technology, Inc	75,739
4,339	e*	Medis Technologies Ltd	66,951
433	e,m,v*	Medis Technologies Ltd	0
10,909		Micrel, Inc	92,181
14,830	*	Microsemi Corp	328,336
10,729	*	Microtune, Inc	70,060
8,573	e*	MIPS Technologies, Inc	42,522
4,648	*	Monolithic Power Systems, Inc	99,793
1,807	*	Moog, Inc (Class A)	82,779
646	*	Multi-Fineline Electronix, Inc	11,202
3,204	e*	Netlogic Microsystems, Inc	103,169
2,838	*	Omnivision Technologies, Inc	44,415
47,210	e*	ON Semiconductor Corp	419,225
22,592	e*	On2 Technologies, Inc	23,044
1,869	*	Oplink Communications, Inc	28,689
3,591	*	OpNext, Inc	31,780
1,010	*	Optium Corp	7,959
1,374	*	OSI Systems, Inc	36,370
1,421	*	Pericom Semiconductor Corp	26,573
5,455	*	Plexus Corp	143,248
5,319	*	PLX Technology, Inc	49,467
38,612	*	PMC - Sierra, Inc	252,522
17,827	*	Polycom, Inc	495,234
1,040	*	Polypore International, Inc	18,200
1,024	*	Powell Industries, Inc	45,128
3,109	e	Raven Industries, Inc	119,355
31,703	*	RF Micro Devices, Inc	181,024
840	*	Rubicon Technology Inc	19,950
2,818	*	Seachange International, Inc	20,374
9,904	*	Semtech Corp	153,710
1,010	*	ShoreTel, Inc	14,110
15,503	*	Silicon Image, Inc	70,074
4,244	*	Skyworks Solutions, Inc	36,074
9,762	*	Smart Modular Technologies WWH, Inc	99,377
1,587	*	Standard Microsystems Corp	62,004
1,340	e*	Starent Networks Corp	24,455
2,250	*	Supertex, Inc	70,403
12,990	*	Sycamore Networks, Inc	49,882
5,001	e*	Symmetricom, Inc	23,555
4,986	e*	Synaptics, Inc	205,224
9,921	e*	Syntax-Brillian Corp	30,557
2,956		Technitrol, Inc	84,482
2,946	e*	Techwell, Inc	32,435
9,315	*	Tessera Technologies, Inc	387,504
11,083	*	Trident Microsystems, Inc	72,704
865	*	TTM Technologies, Inc	10,086
470	*	Ultra Clean Holdings	5,734
3,171	e*	Universal Display Corp	65,545
2,805	*	Universal Electronics, Inc	93,799
10,613	e*	Utstarcom, Inc	29,186

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,707	*	Viasat, Inc	$162,062
3,750	e	Vicor Corp	58,463
4,043	e*	Volterra Semiconductor Corp	44,594
4,850	*	Zoltek Cos, Inc	207,920
3,213	*	Zoran Corp	72,325
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	11,475,271

ENGINEERING AND MANAGEMENT SERVICES - 3.44%
3,509	*	Advisory Board Co	225,243
6,454	*	Aecom Technology Corp	184,391
830	*	Affymax, Inc	18,559
7,378	e*	Ariad Pharmaceuticals, Inc	31,357
449		CDI Corp	10,893
570	e*	China Architectural Engineering, Inc	4,931
760	*	comScore, Inc	24,799
1,931	*	CRA International, Inc	91,935
11,551	*	CV Therapeutics, Inc	104,537
5,289		Diamond Management & Technology Consultants, Inc	38,451
7,730	*	eResearch Technology, Inc	91,369
20,291	*	Exelixis, Inc	175,111
2,059	*	Exponent, Inc	55,675
4,025	*	Greenfield Online, Inc	58,805
5,954	*	Harris Interactive, Inc	25,364
3,628	*	Huron Consulting Group, Inc	292,526
9,971	*	Incyte Corp	100,209
8,254	e*	Isis Pharmaceuticals, Inc	130,001
2,467	*	Kendle International, Inc	120,686
8,002	*	Kosan Biosciences, Inc	28,807
910		Landauer, Inc	47,184
2,209	*	LECG Corp	33,268
6,594	e*	Lifecell Corp	284,267
6,975	e*	Luminex Corp	113,274
394		MAXIMUS, Inc	15,212
1,453	*	Michael Baker Corp	59,718
440	*	MTC Technologies, Inc	10,340
8,367	e*	Myriad Genetics, Inc	388,396
6,477	*	Navigant Consulting, Inc	88,541
6,320	*	Neurogen Corp	21,804
6,539	*	Omnicell, Inc	176,095
1,725	*	PharmaNet Development Group, Inc	67,637
5,514	*	Regeneration Technologies, Inc	47,862
12,380	e*	Regeneron Pharmaceuticals, Inc	298,977
30,960	*	Rentech, Inc	56,038
9,530		Resources Connection, Inc	173,065
4,993	*	Rigel Pharmaceuticals, Inc	126,772
10,330	e*	Savient Pharmaceuticals, Inc	237,280
9,495	e*	Seattle Genetics, Inc	108,243
5,621	e*	Senomyx, Inc	42,101
1,513	*	Stanley, Inc	48,446
3,648	*	Symyx Technologies, Inc	28,017
2,152	e*	Tejon Ranch Co	87,909
9,705	e*	Telik, Inc	33,676
6,744	*	Tetra Tech, Inc	144,996
8,177	e*	Verenium Corp	40,803

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,007		Watson Wyatt & Co Holdings (Class A)	$93,145
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,686,715

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
3,685	e*	Home Solutions of America, Inc	3,685
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	3,685

FABRICATED METAL PRODUCTS - 0.99%
171		Ameron International Corp	15,758
1,133		Aptargroup, Inc	46,351
1,760	*	Chart Industries, Inc	54,384
2,335		Dynamic Materials Corp	137,532
1,930		Gulf Island Fabrication, Inc	61,200
1,473	e	Insteel Industries, Inc	17,278
1,054	*	Ladish Co, Inc	45,522
443		Lifetime Brands, Inc	5,750
5,599	*	Mobile Mini, Inc	103,805
499	*	NCI Building Systems, Inc	14,366
594	*	PGT, Inc	2,827
2,626		Silgan Holdings, Inc	136,394
3,382	e	Simpson Manufacturing Co, Inc	89,927
5,807	e*	Smith & Wesson Holding Corp	35,423
4,140	e*	Sturm Ruger & Co, Inc	34,279
2,151	e	Sun Hydraulics Corp	54,270
12,131	e*	Taser International, Inc	174,565
3,612		Valmont Industries, Inc	321,901
		TOTAL FABRICATED METAL PRODUCTS	1,351,532

FOOD AND KINDRED PRODUCTS - 0.92%
3,984	e*	Altus Pharmaceuticals, Inc	20,637
1,379	e*	American Dairy, Inc	17,858
1,537	*	Boston Beer Co, Inc (Class A)	57,868
1,187		Coca-Cola Bottling Co Consolidated	69,891
15,767	*	Darling International, Inc	182,266
6,340		Flowers Foods, Inc	148,419
1,861		J&J Snack Foods Corp	58,212
5,155	*	Jones Soda Co	38,353
3,976		Lancaster Colony Corp	157,847
1,780		Lance, Inc	36,348
2,370	e*	M&F Worldwide Corp	127,624
149	e	MGP Ingredients, Inc	1,404
2,107		National Beverage Corp	16,940
2,660	*	Peet's Coffee & Tea, Inc	77,326
1,356	*	Ralcorp Holdings, Inc	82,431
1,935	e	Reddy Ice Holdings, Inc	48,975
2,010	e	Sanderson Farms, Inc	67,898
1,661	e	Tootsie Roll Industries, Inc	45,545
		TOTAL FOOD AND KINDRED PRODUCTS	1,255,842

FOOD STORES - 0.13%
198	e	Arden Group, Inc (Class A)	30,629
1,606		Great Atlantic & Pacific Tea Co, Inc	50,316
1,963		Ingles Markets, Inc (Class A)	49,841
1,761	*	Pantry, Inc	46,015

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
281	*	Winn-Dixie Stores, Inc	$4,740
		TOTAL FOOD STORES	181,541

FURNITURE AND FIXTURES - 0.83%
422	e	Ethan Allen Interiors, Inc	12,027
12,351		Herman Miller, Inc	400,049
10,638		Interface, Inc (Class A)	173,612
2,744		Kimball International, Inc (Class B)	37,593
5,802	e	Sealy Corp	64,924
9,128	*	Select Comfort Corp	63,987
14,590	e	Tempur-Pedic International, Inc	378,902
		TOTAL FURNITURE AND FIXTURES	1,131,094

FURNITURE AND HOME FURNISHINGS STORES - 0.12%
490	e*	hhgregg, Inc	6,742
9,669		Knoll, Inc	158,862
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	165,604

GENERAL BUILDING CONTRACTORS - 0.57%
213	e	Amrep Corp	6,507
4,938		McGrath RentCorp	127,153
3,965	*	Perini Corp	164,230
3,098	*	Team, Inc	113,325
10,120		Walter Industries, Inc	363,612
		TOTAL GENERAL BUILDING CONTRACTORS	774,827

GENERAL MERCHANDISE STORES - 0.07%
4,841	e*	99 Cents Only Stores	38,534
845	e	Bon-Ton Stores, Inc	8,019
1,033	e*	Cabela's, Inc	15,567
158	e*	Conn's, Inc	2,703
5,143	e*	Retail Ventures, Inc	26,178
1,544	e	Stein Mart, Inc	7,319
		TOTAL GENERAL MERCHANDISE STORES	98,320

HEALTH SERVICES - 2.03%
2,988	*	Alliance Imaging, Inc	28,745
4,744	e*	Amedisys, Inc	230,179
2,237	e*	American Dental Partners, Inc	22,437
3,584	*	Apria Healthcare Group, Inc	77,307
3,336	*	Assisted Living Concepts, Inc (A Shares)	25,020
2,181	e*	Bio-Reference Labs, Inc	71,275
1,506	*	Corvel Corp	34,668
461	e*	Cross Country Healthcare, Inc	6,565
4,510	*	CryoLife, Inc	35,855
2,363	*	eHealth, Inc	75,876
1,353	e*	Emeritus Corp	34,028
6,104	*	Enzo Biochem, Inc	77,765
1,290	*	FGX International Holdings Ltd	15,286
2,652	*	Genomic Health, Inc	60,041
910	*	Genoptix Inc	27,937
1,785	*	Gentiva Health Services, Inc	33,986
6,819	*	Healthways, Inc	398,502
6,007	e*	Hythiam, Inc	17,600

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
10,235	*	Immunomedics, Inc	$23,745
3,990		LCA-Vision, Inc	79,680
2,842	*	LHC Group, Inc	70,993
1,260	*	Magellan Health Services, Inc	58,754
3,352	*	Matria Healthcare, Inc	79,677
572	*	Medcath Corp	14,048
914	e	National Healthcare Corp	47,254
17,845	*	Nektar Therapeutics	119,740
4,104	*	Nighthawk Radiology Holdings, Inc	86,389
430	*	Odyssey HealthCare, Inc	4,756
10,555	*	Psychiatric Solutions, Inc	343,037
2,464	*	Radiation Therapy Services, Inc	76,162
1,173	e*	Sirtris Pharmaceuticals, Inc	16,058
2,375	*	Skilled Healthcare Group, Inc (Class A)	34,746
5,188	e*	Stereotaxis, Inc	63,397
8,354	*	Sun Healthcare Group, Inc	143,438
7,408	e*	Sunrise Senior Living, Inc	227,277
590	e*	Virtual Radiologic Corp	11,965
		TOTAL HEALTH SERVICES	2,774,188

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.22%
807	e*	Comverge, Inc	25,412
4,012		Granite Construction, Inc	145,154
1,890		Great Lakes Dredge & Dock Corp	16,481
5,167	*	Matrix Service Co	112,744
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	299,791

HOLDING AND OTHER INVESTMENT OFFICES - 5.22%
6,246	e	Acadia Realty Trust	159,960
393	e*	Alexander's, Inc	138,827
3,094		Alexandria Real Estate Equities, Inc	314,567
2,952		Associated Estates Realty Corp	27,867
1,134	e	Cherokee, Inc	36,594
764		Corporate Office Properties Trust	24,066
7,886		Cousins Properties, Inc	174,281
10,964		Digital Realty Trust, Inc	420,689
3,752		EastGroup Properties, Inc	157,021
3,918		Equity Lifestyle Properties, Inc	178,935
12,131		FelCor Lodging Trust, Inc	189,122
5,379	e	First Industrial Realty Trust, Inc	186,113
3,268		Getty Realty Corp	87,190
7,215	e	Glimcher Realty Trust	103,102
7,817		Highwoods Properties, Inc	229,663
4,982		Home Properties, Inc	223,443
1,988	e	Inland Real Estate Corp	28,150
28,300	e	iShares Russell 2000 Growth Index Fund	2,362,484
2,743	e	JER Investors Trust, Inc	29,542
3,139	e	Maguire Properties, Inc	92,506
4,949		Mid-America Apartment Communities, Inc	211,570
389	e	National Health Investors, Inc	10,853
15,410		Nationwide Health Properties, Inc	483,412
8,482	e*	NexCen Brands, Inc	41,053
13,083		Omega Healthcare Investors, Inc	209,982
2,812		PennantPark Investment Corp	28,176

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,419		Post Properties, Inc	$49,835
3,096		PS Business Parks, Inc	162,695
1,230	e	Quadra Realty Trust, Inc	9,889
2,318		Ramco-Gershenson Properties	49,536
2,094		Saul Centers, Inc	111,882
3,040		Sun Communities, Inc	64,053
6,084	e	Tanger Factory Outlet Centers, Inc	229,428
701		Universal Health Realty Income Trust	24,843
8,757	e	Washington Real Estate Investment Trust	275,057
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,126,386

HOTELS AND OTHER LODGING PLACES - 0.53%
2,064		Ameristar Casinos, Inc	56,843
3,444	*	Gaylord Entertainment Co	139,379
341	*	Isle of Capri Casinos, Inc	4,696
1,488		Marcus Corp	22,990
2,360	*	Monarch Casino & Resort, Inc	56,829
4,330	*	Morgans Hotel Group Co	83,482
1,000	*	Riviera Holdings Corp	30,800
6,102	e*	Vail Resorts, Inc	328,349
		TOTAL HOTELS AND OTHER LODGING PLACES	723,368

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.08%
1,030	*	3PAR, Inc	13,184
2,680		Aaon, Inc	53,118
9,340		Actuant Corp (Class A)	317,653
2,079	*	Altra Holdings, Inc	34,574
140		Ampco-Pittsburgh Corp	5,338
3,653	*	Astec Industries, Inc	135,855
2,492	*	ASV, Inc	34,514
9,434	*	Asyst Technologies, Inc	30,755
920	*	AuthenTec, Inc	13,368
1,166	*	Brooks Automation, Inc	15,403
7,265		Bucyrus International, Inc (Class A)	722,068
444		Cascade Corp	20,628
9,252	*	Cirrus Logic, Inc	48,851
2,026	*	Columbus McKinnon Corp	66,088
3,683	*	Cray, Inc	22,061
4,064		Curtiss-Wright Corp	204,013
4,777	*	Cymer, Inc	185,969
5,182	*	Dril-Quip, Inc	288,430
9,862	*	Emulex Corp	160,948
3,418	*	ENGlobal Corp	38,828
3,006	*	Entegris, Inc	25,942
1,610	*	Extreme Networks, Inc	5,699
3,552	e*	Flotek Industries, Inc	128,014
7,285	*	Flow International Corp	67,896
3,445	e*	Fuel Tech, Inc	78,029
5,968	*	Goodman Global, Inc	146,455
2,785		Gorman-Rupp Co	86,892
1,037	*	Hurco Cos, Inc	45,265
11,787	*	Intermec, Inc	239,394
4,164	*	Intevac, Inc	60,545
1,377	e*	Isilon Systems, Inc	6,995

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
210	*	Kadant, Inc	$6,231
4,517	e	Kaydon Corp	246,357
9,342	*	Kulicke & Soffa Industries, Inc	64,086
863	e	Lindsay Manufacturing Co	61,005
2,924		Lufkin Industries, Inc	167,516
7,881	*	Micros Systems, Inc	552,931
2,654	*	Middleby Corp	203,349
3,383	*	NATCO Group, Inc (Class A)	183,189
1,290	*	Netezza Corp	17,802
6,732	*	Netgear, Inc	240,130
4,981		Nordson Corp	288,699
472	*	Rackable Systems, Inc	4,720
4,131	*	RBC Bearings, Inc	179,533
1,563	*	Rimage Corp	40,560
1,063		Sauer-Danfoss, Inc	26,628
4,485	*	Scansource, Inc	145,090
1,173	e*	Semitool, Inc	10,182
5,463	e*	Sigma Designs, Inc	301,558
13,098	e*	SourceForge, Inc	32,090
1,729	e*	STEC, Inc	15,111
2,016	*	Super Micro Computer, Inc	15,463
1,171	*	T-3 Energy Services, Inc	55,049
1,684		Tennant Co	74,584
3,724	e*	TurboChef Technologies, Inc	61,446
890		Twin Disc, Inc	62,985
2,485	*	Ultratech, Inc	28,180
4,135	e	Watsco, Inc	152,003
5,827		Woodward Governor Co	395,945
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,935,194

INSTRUMENTS AND RELATED PRODUCTS - 9.49%
4,065	*	Abaxis, Inc	145,771
5,418	e*	Abiomed, Inc	84,196
3,200	*	Accuray, Inc	48,704
13,346	*	Affymetrix, Inc	308,826
11,515	*	Align Technology, Inc	192,070
14,016	e*	American Medical Systems Holdings, Inc	202,671
1,845		American Science & Engineering, Inc	104,704
382	*	Anaren, Inc	6,299
1,844	*	Angiodynamics, Inc	35,110
871	*	Argon ST, Inc	16,166
5,350	e*	Arthrocare Corp	257,067
3,074	e*	Aspect Medical Systems, Inc	43,036
2,265		Badger Meter, Inc	101,812
12,704	*	Bruker BioSciences Corp	168,963
10,710	e*	Cepheid, Inc	282,208
1,981		Cohu, Inc	30,309
2,545	*	Cutera, Inc	39,956
4,325	*	Cyberonics, Inc	56,917
1,480	e*	Cynosure, Inc (Class A)	39,161
3,699	*	Dionex Corp	306,499
2,245	*	Eagle Test Systems, Inc	28,691
5,048	*	ESCO Technologies, Inc	201,617
1,134	*	Esterline Technologies Corp	58,685

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
9,136	*	ev3, Inc	$116,119
425	*	Excel Technology, Inc	11,518
3,239	*	FARO Technologies, Inc	88,036
7,615	*	FEI Co	189,080
25,786	*	Flir Systems, Inc	807,102
9,286	*	Formfactor, Inc	307,367
8,484	*	Fossil, Inc	356,158
4,780	*	Haemonetics Corp	301,236
23,752	*	Hologic, Inc	1,630,337
1,687	e*	ICU Medical, Inc	60,749
620	e*	ICx Technologies Inc	5,964
4,085	*	I-Flow Corp	64,461
4,609	*	II-VI, Inc	140,805
10,426	*	Illumina, Inc	617,845
1,262	*	Insulet Corp	29,632
3,495	e*	Integra LifeSciences Holdings Corp	146,545
13,829	*	ION Geophysical Corp	218,222
6,305	e*	Ionatron, Inc	18,032
5,834	*	Itron, Inc	559,889
5,706	*	Ixia	54,093
1,654	*	Kensey Nash Corp	49,488
6,153	e*	L-1 Identity Solutions, Inc	110,446
12,134	e*	LTX Corp	38,586
2,380	*	Masimo Corp	93,891
1,173	*	Measurement Specialties, Inc	25,923
2,195	*	Medical Action Industries, Inc	45,766
6,576	e	Mentor Corp	257,122
521	*	Merit Medical Systems, Inc	7,242
3,023	e*	Micrus Endovascular Corp	59,493
2,064		Mine Safety Appliances Co	107,060
401	*	MKS Instruments, Inc	7,675
2,129		MTS Systems Corp	90,844
4,274	*	Natus Medical, Inc	82,702
3,779	e*	Northstar Neuroscience, Inc	35,145
6,715	*	NuVasive, Inc	265,377
3,798	*	NxStage Medical, Inc	57,616
1,874	*	Orthofix International NV	108,636
789	*	OYO Geospace Corp	59,459
3,636	*	Palomar Medical Technologies, Inc	55,704
5,418	*	Rofin-Sinar Technologies, Inc	260,660
2,809	*	Rudolph Technologies, Inc	31,798
11,647	*	Sirf Technology Holdings, Inc	292,689
3,344	e	Sirona Dental Systems, Inc	111,957
5,121	*	Sonic Innovations, Inc	39,534
1,020	e*	Sonic Solutions, Inc	10,598
3,240	*	SonoSite, Inc	109,091
6,239	*	Spectranetics Corp	95,644
5,831		STERIS Corp	168,166
555	*	Symmetry Medical, Inc	9,674
5,754	*	Teledyne Technologies, Inc	306,861
10,351	*	Thoratec Corp	188,285
1,030	*	Trans1, Inc	16,964
3,471	*	Varian, Inc	226,656
723	e*	Veeco Instruments, Inc	12,074

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,212	*	Ventana Medical Systems, Inc	$454,643
3,069	e*	Vital Images, Inc	55,457
1,961		Vital Signs, Inc	100,246
10,874	*	Vivus, Inc	56,327
5,610	*	Volcano Corp	70,181
6,519	*	Wright Medical Group, Inc	190,159
1,339	*	X-Rite, Inc	15,559
3,001	*	Zoll Medical Corp	80,187
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	12,944,213

INSURANCE AGENTS, BROKERS AND SERVICE - 0.18%
435		Hilb Rogal & Hobbs Co	17,648
4,916	e	National Financial Partners Corp	224,219
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	241,867

INSURANCE CARRIERS - 0.68%
3,627	e	Amtrust Financial Services, Inc	49,944
5,869	*	Centene Corp	161,045
930	e*	Citizens, Inc	5,143
910	*	Darwin Professional Underwriters, Inc	21,995
1,362	*	Enstar Group Ltd	166,736
1,312	*	First Mercury Financial Corp	32,013
290	e*	Greenlight Capital Re Ltd (Class A)	6,029
6,013	*	HealthExtras, Inc	156,819
5,807	*	Healthspring, Inc	110,623
288		National Interstate Corp	9,533
1,384	e*	Primus Guaranty Ltd	9,702
3,877		Tower Group, Inc	129,492
2,199	*	Universal American Financial Corp	56,272
320	*	Validus Holdings Ltd	8,314
		TOTAL INSURANCE CARRIERS	923,660

JUSTICE, PUBLIC ORDER AND SAFETY - 0.20%
9,806	*	Geo Group, Inc	274,568
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	274,568

LEATHER AND LEATHER PRODUCTS - 0.42%
3,684	e*	Genesco, Inc	139,255
9,865	*	Iconix Brand Group, Inc	193,946
1,965		Steven Madden Ltd	39,300
3,202	*	Timberland Co (Class A)	57,892
5,719		Wolverine World Wide, Inc	140,230
		TOTAL LEATHER AND LEATHER PRODUCTS	570,623

LEGAL SERVICES - 0.49%
9,219	*	FTI Consulting, Inc	568,259
1,769	e*	Pre-Paid Legal Services, Inc	97,914
		TOTAL LEGAL SERVICES	666,173

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.04%
1,754	e*	Emergency Medical Services Corp (Class A)	51,357
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	51,357

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
LUMBER AND WOOD PRODUCTS - 0.16%
12,531	*	Champion Enterprises, Inc	$118,042
2,040		Deltic Timber Corp	105,040
		TOTAL LUMBER AND WOOD PRODUCTS	223,082

METAL MINING - 0.70%
11,409	*	Apex Silver Mines Ltd	173,873
45,214	e*	Coeur d'Alene Mines Corp	223,357
23,395	e*	Hecla Mining Co	218,743
5,403	*	Rosetta Resources, Inc	107,141
1,842	e	Royal Gold, Inc	56,218
5,698	e*	ShengdaTech, Inc	82,336
447	e*	Stillwater Mining Co	4,318
4,820	e*	Uranium Resources, Inc	60,154
9,804	*	US Gold Corp	29,020
		TOTAL METAL MINING	955,160

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.18%
533		Blyth, Inc	11,694
6,178		Daktronics, Inc	139,437
429	e	Marine Products Corp	3,007
2,824	e	Nautilus, Inc	13,696
6,860	e*	Shuffle Master, Inc	82,251
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	250,085

MISCELLANEOUS RETAIL - 1.83%
4,660	e*	1-800-FLOWERS.COM, Inc (Class A)	40,682
3,175	*	AC Moore Arts & Crafts, Inc	43,656
4,249		Big 5 Sporting Goods Corp	61,271
2,601	e*	Blue Nile, Inc	177,024
3,107	*	Build-A-Bear Workshop, Inc	43,343
5,472		Cash America International, Inc	176,746
6,829	*	CKX, Inc	81,948
7,276	*	Ezcorp, Inc (Class A)	82,146
1,041	e*	Gander Mountain Co	5,132
3,887	*	GSI Commerce, Inc	75,796
6,153	*	Hibbett Sports, Inc	122,937
6,053		Longs Drug Stores Corp	284,491
3,204	e*	Overstock.com, Inc	49,758
500	*	PC Connection, Inc	5,675
7,363	*	Priceline.com, Inc	845,714
867		Pricesmart, Inc	26,062
2,838	*	Shutterfly, Inc	72,710
3,071	*	Stamps.com, Inc	37,405
1,281	e	Systemax, Inc	26,030
5,161	e*	Valuevision International, Inc (Class A)	32,463
4,232		World Fuel Services Corp	122,855
3,357	e*	Zumiez, Inc	81,777
		TOTAL MISCELLANEOUS RETAIL	2,495,621

MOTION PICTURES - 0.76%
2,391	e	Cinemark Holdings, Inc	40,647
2,500	*	Gaiam, Inc (Class A)	74,200
10,309	*	Macrovision Corp	188,964
8,166		National CineMedia, Inc	205,865

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
26,028	e*	Time Warner Telecom, Inc (Class A)	$528,108
		TOTAL MOTION PICTURES	1,037,784

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.05%
5,786	e*	Premier Exhibitions, Inc	63,299
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	63,299

NONCLASSIFIABLE ESTABLISHMENTS - 0.07%
4,330	e*	Hicks Acquisition Co I, Inc	39,793
1,730	*	NRDC Acquisition Corp	15,864
3,780	*	Triplecrown Acquisition Corp	34,549
		TOTAL NONCLASSIFIABLE ESTABLISHMENTS	90,206

NONDEPOSITORY INSTITUTIONS - 0.65%
11,963		Advance America Cash Advance Centers, Inc	121,544
3,378		Advanta Corp (Class B)	27,260
3,060	e*	Aldabra 2 Acquisition Corp	29,804
3,060	*	Alternative Asset Management Acquisition Corp	27,999
1,425	e	Asta Funding, Inc	37,677
520	e	BlackRock Kelso Capital Corp	7,946
5,441	e	Centerline Holding Co	41,460
1,680		Chimera Investment Corp	30,038
2,325	e*	CompuCredit Corp	23,203
895	e*	Credit Acceptance Corp	18,500
530	*	Encore Capital Group, Inc	5,130
5,111	*	First Cash Financial Services, Inc	75,029
2,000	e*	Heckmann Corp	14,700
2,450	*	Information Services Group, Inc	16,782
7,782	e*	INVESTools, Inc	138,053
2,190	*	Mercadolibre, Inc	161,797
172	e	Nelnet, Inc (Class A)	2,186
1,244	e*	NewStar Financial, Inc	10,300
3,403	e*	World Acceptance Corp	91,813
		TOTAL NONDEPOSITORY INSTITUTIONS	881,221

NONMETALLIC MINERALS, EXCEPT FUELS - 0.12%
1,497	e	AMCOL International Corp	53,937
9,245	e*	General Moly Inc	107,889
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	161,826

OIL AND GAS EXTRACTION - 4.41%
1,888	e	APCO Argentina, Inc	51,958
1,370	*	Approach Resources, Inc	17,618
5,926	*	Arena Resources, Inc	247,173
4,441		Atlas America, Inc	262,818
4,154	*	ATP Oil & Gas Corp	209,943
5,330	*	Atwood Oceanics, Inc	534,279
5,812	e*	Basic Energy Services, Inc	127,573
3,060		Berry Petroleum Co (Class A)	136,017
4,752	*	Bill Barrett Corp	198,966
2,976	e*	Bois d'Arc Energy, Inc	59,074
4,504	e*	Cal Dive International, Inc	59,633
4,740	*	Carrizo Oil & Gas, Inc	259,515
8,314	*	Complete Production Services, Inc	149,403

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,388	*	Comstock Resources, Inc	$217,192
3,690	*	Concho Resources, Inc	76,051
2,545	*	Contango Oil & Gas Co	129,515
1,405	*	Dawson Geophysical Co	100,401
12,778	e*	Delta Petroleum Corp	240,865
6,692	*	FX Energy, Inc	38,011
6,069	e*	GeoGlobal Resources, Inc	30,042
1,348	*	Geokinetics, Inc	26,219
2,244	*	GMX Resources, Inc	72,436
3,035	e*	Goodrich Petroleum Corp	68,652
2,603	*	Grey Wolf, Inc	13,874
3,843	*	Gulfport Energy Corp	70,173
16,146	*	Hercules Offshore, Inc	383,952
9,068	*	Mariner Energy, Inc	207,476
4,091	e*	McMoRan Exploration Co	53,551
14,605	*	Newpark Resources, Inc	79,597
7,331	*	Parallel Petroleum Corp	129,246
17,336	*	Parker Drilling Co	130,887
3,320		Penn Virginia Corp	144,852
17,018	*	PetroHawk Energy Corp	294,582
385	*	Petroleum Development Corp	22,765
8,155	e*	Petroquest Energy, Inc	116,616
880	*	Rex Energy Corp	10,498
5,988	e	RPC, Inc	70,119
5,792	e*	Sulphco, Inc	30,234
1,021	e*	Superior Offshore International, Inc	5,125
2,220	e*	Superior Well Services, Inc	47,108
6,563	e*	TXCO Resources, Inc	79,150
2,802	*	Venoco, Inc	55,844
10,738	*	Warren Resources, Inc	151,728
5,918	*	W-H Energy Services, Inc	332,651
7,181	*	Willbros Group, Inc	274,960
		TOTAL OIL AND GAS EXTRACTION	6,018,342

PAPER AND ALLIED PRODUCTS - 0.52%
10,444	e*	Cenveo, Inc	182,457
12,793	e*	Graphic Packaging Corp	47,206
6,457		Greif, Inc (Class A)	422,094
1,900		Neenah Paper, Inc	55,385
		TOTAL PAPER AND ALLIED PRODUCTS	707,142

PERSONAL SERVICES - 0.36%
1,462	*	Coinstar, Inc	41,155
989	e	CPI Corp	23,291
4,855	e	Jackson Hewitt Tax Service, Inc	154,146
18,211	*	Sally Beauty Holdings, Inc	164,810
2,495	*	Steiner Leisure Ltd	110,179
		TOTAL PERSONAL SERVICES	493,581

PETROLEUM AND COAL PRODUCTS - 0.18%
2,447		Alon USA Energy, Inc	66,509
3,170	*	CVR Energy Inc	79,060
1,406		Delek US Holdings, Inc	28,443
5,723	e*	Nova Biosource Fuels, Inc	16,597

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,367	e	WD-40 Co	$51,905
		TOTAL PETROLEUM AND COAL PRODUCTS	242,514

PRIMARY METAL INDUSTRIES - 1.29%
8,761	e	Belden CDT, Inc	389,864
3,916	*	Brush Engineered Materials, Inc	144,970
3,108	*	Century Aluminum Co	167,646
1,759	e*	Coleman Cable, Inc	16,623
2,261	*	Haynes International, Inc	157,139
540	*	Horsehead Holding Corp	9,164
1,906	*	LB Foster Co (Class A)	98,597
6,147		Matthews International Corp (Class A)	288,110
4,478	*	RTI International Metals, Inc	308,669
2,182		Texas Industries, Inc	152,958
737	*	Universal Stainless & Alloy	26,215
		TOTAL PRIMARY METAL INDUSTRIES	1,759,955

PRINTING AND PUBLISHING - 0.54%
2,640	*	ACCO Brands Corp	42,346
1,655	*	Consolidated Graphics, Inc	79,142
1,368		Courier Corp	45,158
1,130	*	Dolan Media Co	32,962
4,861	e	Martha Stewart Living Omnimedia, Inc (Class A)	45,061
1,437		Multi-Color Corp	39,474
490		Schawk, Inc	7,605
1,106		Standard Register Co	12,896
7,461	e*	Sun-Times Media Group, Inc (Class A)	16,414
4,493	e*	Valassis Communications, Inc	52,523
8,390	e*	VistaPrint Ltd	359,511
		TOTAL PRINTING AND PUBLISHING	733,092

RAILROAD TRANSPORTATION - 0.06%
3,227	*	Genesee & Wyoming, Inc (Class A)	77,997
		TOTAL RAILROAD TRANSPORTATION	77,997

REAL ESTATE - 0.20%
1,106	e	Consolidated-Tomoka Land Co	69,324
2,700		DuPont Fabros Technology Inc	52,920
3,281		Grubb & Ellis Co	21,031
5,298	e*	LoopNet, Inc	74,437
4,707		Thomas Properties Group, Inc	50,741
		TOTAL REAL ESTATE	268,453

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.86%
1,181	*	AEP Industries, Inc	37,804
2,485	*	Deckers Outdoor Corp	385,324
2,838	e*	Metabolix, Inc	67,544
3,863	*	Skechers U.S.A., Inc (Class A)	75,367
4,686	e	Titan International, Inc	146,484
253	e*	Trex Co, Inc	2,153
5,920		Tupperware Corp	195,538
6,411	e	West Pharmaceutical Services, Inc	260,222
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,170,436

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 1.75%
291		Calamos Asset Management, Inc (Class A)	$8,666
3,395	e	Cohen & Steers, Inc	101,748
820	*	Duff & Phelps Corp	16,138
1,885	e	Epoch Holding Corp	28,275
220		Evercore Partners, Inc (Class A)	4,741
1,650	*	FBR Capital Markets Corp	15,807
1,666	*	FCStone Group, Inc	76,686
224		GAMCO Investors, Inc (Class A)	15,501
3,110	*	GFI Group, Inc	297,689
3,480	e	Greenhill & Co, Inc	231,350
3,391	e*	Interactive Brokers Group, Inc (Class A)	109,597
341	*	KBW, Inc	8,726
8,350	*	Knight Capital Group, Inc (Class A)	120,240
19,096	e*	Ladenburg Thalmann Financial Services, Inc	40,484
6,165	e*	MarketAxess Holdings, Inc	79,097
2,386	*	Morningstar, Inc	185,511
8,499	e	optionsXpress Holdings, Inc	287,436
2,623	*	Penson Worldwide, Inc	37,640
470	e	Pzena Investment Management, Inc	5,358
2,909	*	Stifel Financial Corp	152,926
446		SWS Group, Inc	5,651
2,243	e	US Global Investors, Inc (Class A)	37,368
316		Value Line, Inc	12,722
13,644		Waddell & Reed Financial, Inc (Class A)	492,412
1,978	e*	WP Stewart & Co Ltd	10,108
		TOTAL SECURITY AND COMMODITY BROKERS	2,381,877

SOCIAL SERVICES - 0.17%
5,085	*	Bright Horizons Family Solutions, Inc	175,636
877	*	Capital Senior Living Corp	8,709
1,668	*	Providence Service Corp	46,937
		TOTAL SOCIAL SERVICES	231,282

SPECIAL TRADE CONTRACTORS - 0.41%
752	e	Alico, Inc	27,448
4,316		Chemed Corp	241,178
834		Comfort Systems USA, Inc	10,659
3,830	*	Dycom Industries, Inc	102,069
1,138	e*	Integrated Electrical Services, Inc	21,383
3,245	*	Layne Christensen Co	159,686
		TOTAL SPECIAL TRADE CONTRACTORS	562,423

STONE, CLAY, AND GLASS PRODUCTS - 0.29%
5,600		Apogee Enterprises, Inc	95,816
3,747	*	Cabot Microelectronics Corp	134,555
3,941	e	CARBO Ceramics, Inc	146,605
310		Libbey, Inc	4,910
3,402	*	US Concrete, Inc	11,329
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	393,215

TEXTILE MILL PRODUCTS - 0.02%
1,759	e*	Heelys, Inc	12,243

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,176		Xerium Technologies, Inc	$16,515
		TOTAL TEXTILE MILL PRODUCTS	28,758

TOBACCO PRODUCTS - 0.06%
3,930	e	Vector Group Ltd	78,836
		TOTAL TOBACCO PRODUCTS	78,836

TRANSPORTATION BY AIR - 0.34%
2,026	*	Air Methods Corp	100,631
17,694	*	Airtran Holdings, Inc	126,689
1,010	*	Allegiant Travel Co	32,461
1,009	e*	ExpressJet Holdings, Inc	2,502
4,680	e*	JetBlue Airways Corp	27,612
4,851	*	Midwest Air Group, Inc	71,795
1,410	*	PHI, Inc	43,738
3,608	*	Pinnacle Airlines Corp	55,022
		TOTAL TRANSPORTATION BY AIR	460,450

TRANSPORTATION EQUIPMENT - 1.98%
6,770	*	AAR Corp	257,463
1,347	*	Aerovironment, Inc	32,597
1,835	e	American Railcar Industries, Inc	35,324
4,248	*	Amerigon, Inc	89,803
4,952		Clarcor, Inc	188,027
3,887	*	Comtech Group, Inc	62,620
12,469	e*	Fleetwood Enterprises, Inc	74,565
13,234	e*	Force Protection, Inc	61,935
133	e	Freightcar America, Inc	4,655
10,915	e*	GenCorp, Inc	127,269
1,700	e*	GenTek, Inc	49,759
19,475	*	Hayes Lemmerz International, Inc	89,001
4,969	e	Heico Corp	270,711
1,530		Kaman Corp	56,319
494	*	Miller Industries, Inc	6,763
2,347	e	Noble International Ltd	38,280
9,763	*	Orbital Sciences Corp	239,389
5,852	e	Polaris Industries, Inc	279,550
6,101	e	Spartan Motors, Inc	46,612
2,085	*	Tenneco, Inc	54,356
1,834	*	TransDigm Group, Inc	82,842
725	e	Triumph Group, Inc	59,704
12,975	e*	Visteon Corp	56,960
9,473		Westinghouse Air Brake Technologies Corp	326,250
5,380	e	Winnebago Industries, Inc	113,088
		TOTAL TRANSPORTATION EQUIPMENT	2,703,842

TRANSPORTATION SERVICES - 0.50%
2,854	e	Ambassadors Group, Inc	52,257
535	*	Ambassadors International, Inc	7,800
2,083	e*	Dynamex, Inc	56,366
7,541	*	HUB Group, Inc (Class A)	200,440
4,969	*	Lear Corp	137,443
3,830	*	Orbitz Worldwide, Inc	32,555
1,956		Pacer International, Inc	28,558

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,121	e	Ship Finance International Ltd	$169,613
		TOTAL TRANSPORTATION SERVICES	685,032

TRUCKING AND WAREHOUSING - 0.28%
4,372	e*	Celadon Group, Inc	40,048
4,558		Forward Air Corp	142,073
3,598		Heartland Express, Inc	51,020
5,393	e*	Old Dominion Freight Line	124,632
610	*	Saia, Inc	8,113
508	*	Universal Truckload Services, Inc	9,733
		TOTAL TRUCKING AND WAREHOUSING	375,619

WATER TRANSPORTATION - 0.47%
9,738	e*	American Commercial Lines, Inc	158,145
2,580	e	Arlington Tankers Ltd	57,095
4,147	e	Double Hull Tankers, Inc	50,759
2,481	e	Eagle Bulk Shipping, Inc	65,871
242		Genco Shipping & Trading Ltd	13,252
1,571		Golar LNG Ltd	34,750
6,499	e	Horizon Lines, Inc (Class A)	121,141
3,075		Knightsbridge Tankers Ltd	74,261
7,940	*	Odyssey Marine Exploration, Inc	49,149
1,135	e*	Ultrapetrol Bahamas Ltd	19,306
		TOTAL WATER TRANSPORTATION	643,729

WHOLESALE TRADE-DURABLE GOODS - 1.49%
1,458		Applied Industrial Technologies, Inc	42,311
8,142		Barnes Group, Inc	271,861
7,876	*	Beacon Roofing Supply, Inc	66,316
994		Castle (A.M.) & Co	27,027
5,745	e*	Conceptus, Inc	110,534
687	*	Digi International, Inc	9,748
3,560	*	Drew Industries, Inc	97,544
1,517	*	Genesis Microchip, Inc	13,001
1,191	*	Glu Mobile, Inc	6,217
1,540	e*	Hansen Medical, Inc	46,108
3,382	e	Houston Wire & Cable Co	47,821
2,117	*	Interline Brands, Inc	46,383
11,125	e	Knight Transportation, Inc	164,761
21,878	*	LKQ Corp	459,876
1,671	*	MWI Veterinary Supply, Inc	66,840
1,467		Owens & Minor, Inc	62,245
1,223	e	PEP Boys-Manny Moe & Jack	14,040
13,071	*	PSS World Medical, Inc	255,799
3,601	*	Solera Holdings, Inc	89,233
1,943	*	TomoTherapy, Inc	38,005
7,579	*	Tyler Technologies, Inc	97,693
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,033,363

WHOLESALE TRADE-NONDURABLE GOODS - 2.25%
10,986	*	Akorn, Inc	80,637
18,618	*	Alliance One International, Inc	75,775
10,762	e*	Allscripts Healthcare Solutions, Inc	208,998
5,111	e*	Beijing Med-Pharm Corp	56,119
5,856	e*	Central European Distribution Corp	340,116

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,360	e*	Green Mountain Coffee Roasters, Inc	$136,752
1,445	e	K-Swiss, Inc (Class A)	26,154
3,018	*	LSB Industries, Inc	85,168
303	e*	Maui Land & Pineapple Co, Inc	8,820
10,542		Men's Wearhouse, Inc	284,423
5,459		Myers Industries, Inc	78,992
1,151	e	Nash Finch Co	40,607
6,497		Nu Skin Enterprises, Inc (Class A)	106,746
2,206	*	Nuco2, Inc	54,929
827	*	School Specialty, Inc	28,573
2,435	e*	Source Interlink Cos, Inc	7,013
1,496		Spartan Stores, Inc	34,184
897	e*	Synutra International, Inc	27,089
18,051	*	Terra Industries, Inc	862,116
8,326	*	United Natural Foods, Inc	264,101
3,086	*	United Stationers, Inc	142,604
1,313	e	Valhi, Inc	20,929
2,932	e*	Volcom, Inc	64,592
2,862	*	Zep Inc	39,696
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,075,133

		TOTAL COMMON STOCKS	135,824,314
		(Cost $116,750,192)

SHORT-TERM INVESTMENTS - 5.11%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.11%
6,976,081		State Street Navigator Securities Lending Prime Portfolio	6,976,081
			6,976,081

		TOTAL SHORT-TERM INVESTMENTS	6,976,081
		(Cost $6,976,081)

		TOTAL PORTFOLIO - 104.69%	142,800,395
		(Cost $123,726,273)

		OTHER ASSETS & LIABILITIES, NET - (4.69)%	(6,396,042)

		NET ASSETS - 100.00%	$136,404,353

	*	Non-income producing
	**	Percentage represents less than 0.01%.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

		At December 31, 2007, the unrealized appreciation on investments was $19,059,754, consisting of
		gross unrealized appreciation of $30,919,285 and gross unrealized depreciation of $11,859,531.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.32%

AGRICULTURAL PRODUCTION-CROPS - 0.13%
10,451	e*	Chiquita Brands International, Inc	$192,194
		TOTAL AGRICULTURAL PRODUCTION-CROPS	192,194

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.33%
2,994	e	Cal-Maine Foods, Inc	79,431
10,157	e	Pilgrim's Pride Corp	294,045
90		Seaboard Corp	132,300
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	505,776

AMUSEMENT AND RECREATION SERVICES - 0.61%
2,359		Churchill Downs, Inc	127,315
1,979	*	Lakes Entertainment, Inc	13,714
8,516	*	Leapfrog Enterprises, Inc	57,313
17,025	e*	Live Nation, Inc	247,203
11,650	*	Magna Entertainment Corp	11,301
4,107	e*	Marvel Entertainment, Inc	109,698
5,353	e*	Multimedia Games, Inc	44,644
6,982	*	Pinnacle Entertainment, Inc	164,496
16,924	e*	Six Flags, Inc	34,356
3,597		Speedway Motorsports, Inc	111,795
351	*	Town Sports International Holdings, Inc	3,356
4,518	*	Westwood One, Inc	8,991
		TOTAL AMUSEMENT AND RECREATION SERVICES	934,182

APPAREL AND ACCESSORY STORES - 0.68%
5,789		Brown Shoe Co, Inc	87,819
760	*	Cache, Inc	7,098
690	*	Casual Male Retail Group, Inc	3,574
5,729		Cato Corp (Class A)	89,716
31,375	e*	Charming Shoppes, Inc	169,739
8,892	*	Collective Brands, Inc	154,632
2,742	*	Dress Barn, Inc	34,302
7,224	*	Eddie Bauer Holdings, Inc	45,872
11,457	*	Finish Line, Inc (Class A)	27,726
5,601	*	HOT Topic, Inc	32,598
5,560	*	Jo-Ann Stores, Inc	72,725
3,168	*	Pacific Sunwear Of California, Inc	44,700
1,508	e*	Shoe Carnival, Inc	21,278
10,980		Stage Stores, Inc	162,504
1,618	e	Syms Corp	24,432
5,847	e	Talbots, Inc	69,112
		TOTAL APPAREL AND ACCESSORY STORES	1,047,827

APPAREL AND OTHER TEXTILE PRODUCTS - 0.47%
2,749	e	Columbia Sportswear Co	121,203
420	*	G-III Apparel Group Ltd	6,203
6,401	e	Kellwood Co	106,513
1,410	e*	Lululemon Athletica, Inc	66,792
2,381	*	Maidenform Brands, Inc	32,215

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
21,646	*	Quiksilver, Inc	$185,723
5,678	*	Warnaco Group, Inc	197,594
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	716,243

AUTO REPAIR, SERVICES AND PARKING - 0.33%
2,543	*	Amerco, Inc	167,024
5,393	e*	Dollar Thrifty Automotive Group, Inc	127,706
18,893	*	Exide Technologies	151,144
462		Monro Muffler, Inc	9,004
623	*	Standard Parking Corp	30,209
778	*	Wright Express Corp	27,611
		TOTAL AUTO REPAIR, SERVICES AND PARKING	512,698

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.36%
6,361		Asbury Automotive Group, Inc	95,733
10,374	e*	CSK Auto Corp	51,974
3,937		Lithia Motors, Inc (Class A)	54,055
4,071	e*	MarineMax, Inc	63,101
8,174	e*	Rush Enterprises, Inc (Class A)	148,603
7,627		Sonic Automotive, Inc (Class A)	147,659
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	561,125

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.08%
3,943	e*	Builders FirstSource, Inc	28,468
17,202	*	Central Garden and Pet Co (Class A)	92,203
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	120,671

BUSINESS SERVICES - 6.51%
97,548	*	3Com Corp	440,917
4,718		Aaron Rents, Inc	90,774
10,120		ABM Industries, Inc	206,347
19,730	e*	Ariba, Inc	219,990
3,536	e	Asset Acceptance Capital Corp	36,810
550	e*	athenahealth, Inc	19,800
12,628	*	Avocent Corp	294,359
495		Barrett Business Services	8,915
50,698	*	BearingPoint, Inc	143,475
1,846		Blackbaud, Inc	51,762
400	*	BladeLogic, Inc	11,828
17,813	e*	Borland Software Corp	53,617
5,273	*	Bottomline Technologies, Inc	73,822
12,660		Brady Corp (Class A)	444,239
7,115	*	CACI International, Inc (Class A)	318,539
468	*	Cavium Networks, Inc	10,773
8,422	*	CBIZ, Inc	82,620
13,376	*	Ciber, Inc	81,727
2,824	e*	Clayton Holdings, Inc	14,600
11,996	*	CMGI, Inc	157,028
2,282		Cognex Corp	45,982
5,352		Compass Diversified Trust	79,745
500	*	Compellent Technologies Inc	6,015
776		Computer Programs & Systems, Inc	17,646
550	*	Constant Contact Inc	11,825
5,754	*	CSG Systems International, Inc	84,699
8	*	Cybersource Corp	142
1,120	*	Data Domain, Inc	29,501
680	*	Deltek, Inc	10,356

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
13,044		Deluxe Corp	$429,017
1,440	*	Dice Holdings, Inc	11,506
5,331	*	DynCorp International, Inc (Class A)	143,297
30,364	*	Earthlink, Inc	214,673
4,180		Electro Rent Corp	62,073
4,647	e*	eSpeed, Inc (Class A)	52,511
13,025	e*	Evergreen Energy, Inc	29,046
1,214	*	ExlService Holdings, Inc	28,019
900	*	First Advantage Corp (Class A)	14,823
276	*	Forrester Research, Inc	7,734
4,895		FTD Group, Inc	63,048
5,685	*	Gerber Scientific, Inc	61,398
3,880	e	Gevity HR, Inc	29,837
696	e*	Global Cash Access, Inc	4,218
274		Heidrick & Struggles International, Inc	10,168
1,310	e*	HSW International Inc	8,161
5,774	*	Hypercom Corp	28,755
4,043	*	i2 Technologies, Inc	50,942
688	e*	ICT Group, Inc	8,222
3,951		Infospace, Inc	74,279
5,184		infoUSA, Inc	46,293
827	*	Integral Systems, Inc	19,236
5,910		Interactive Data Corp	195,089
680	e*	Internet Brands, Inc	4,780
9,476	*	Internet Capital Group, Inc	111,248
1,961	*	Interwoven, Inc	27,885
5,433	e*	Ipass, Inc	22,058
4,456	*	JDA Software Group, Inc	91,170
4,498		Kelly Services, Inc (Class A)	83,933
3,804	*	Keynote Systems, Inc	53,446
1,883	*	Kforce, Inc	18,359
2,225	*	Korn/Ferry International	41,875
30,899	*	Lawson Software, Inc	316,406
1,270	e*	Limelight Networks, Inc	8,750
2,096	*	Lionbridge Technologies	7,441
1,278	*	Manhattan Associates, Inc	33,688
4,101	*	Mantech International Corp (Class A)	179,706
1,296	e	Marchex, Inc (Class B)	14,075
8,683	*	Mentor Graphics Corp	93,603
345	*	MicroStrategy, Inc (Class A)	32,810
740	*	Monotype Imaging Holdings, Inc	11,226
23,213	*	MPS Group, Inc	253,950
11,185	*	MSC.Software Corp	145,293
5,214	*	Ness Technologies, Inc	48,125
6,546	*	On Assignment, Inc	45,887
11,967	e*	OpenTV Corp (Class A)	15,796
2,221	*	Packeteer, Inc	13,681
15,677	*	Parametric Technology Corp	279,834
3,095	*	PDF Solutions, Inc	27,886
2,914		Pegasystems, Inc	34,764
3,091	*	PeopleSupport, Inc	42,285
21,939	*	Perot Systems Corp (Class A)	296,177
13,765	*	Premiere Global Services, Inc	204,410
530	*	PROS Holdings, Inc	10,399
540	e	Protection One, Inc	6,421
910	e	QAD, Inc	8,499
2,169	*	Quest Software, Inc	39,996

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,318	*	Radisys Corp	$57,861
25,160	e*	RealNetworks, Inc	153,224
17,687	*	Rent-A-Center, Inc	256,815
2,342	*	RSC Holdings, Inc	29,392
13,481	*	S1 Corp	98,411
10,779	e*	Secure Computing Corp	103,478
3,268	*	SI International, Inc	89,772
11,820	*	SonicWALL, Inc	126,710
7,026	*	Spherion Corp	51,149
4,522	*	SRA International, Inc (Class A)	133,173
610	e*	SuccessFactors Inc	7,210
20,543	*	Sybase, Inc	535,967
4,066	*	SYNNEX Corp	79,694
2,211	e*	Take-Two Interactive Software, Inc	40,793
3,679		TAL International Group, Inc	83,771
540	*	TechTarget, Inc	7,981
47,901	*	TIBCO Software, Inc	386,561
1,820	*	Tiens Biotech Group USA, Inc	4,259
5,992		TNS, Inc	106,358
11,844		United Online, Inc	139,996
5,186		Viad Corp	163,774
3,305	*	Vignette Corp	48,286
390	*	Virtusa Corp	6,759
3,352	e*	Volt Information Sciences, Inc	61,208
		TOTAL BUSINESS SERVICES	10,038,662

CHEMICALS AND ALLIED PRODUCTS - 5.44%
3,521	*	Albany Molecular Research, Inc	50,632
10,894	*	Alpharma, Inc (Class A)	219,514
520	e*	Amicus Therapeutics, Inc	5,590
988	*	Animal Health International, Inc	12,152
6,102		Arch Chemicals, Inc	224,249
18,137	*	Arena Pharmaceuticals, Inc	142,013
2,439	e*	Aventine Renewable Energy Holdings, Inc	31,122
2,083	*	Bentley Pharmaceuticals, Inc	31,432
2,080	e*	Bionovo, Inc	3,557
2,244	e*	Bradley Pharmaceuticals, Inc	44,207
9,900	e*	Calgon Carbon Corp	157,311
7,003		Cambrex Corp	58,685
12,537		CF Industries Holdings, Inc	1,379,822
412	*	Chattem, Inc	31,122
3,220	*	Cytokinetics, Inc	15,231
6,007	*	Elizabeth Arden, Inc	122,242
1,904	*	Emergent Biosolutions, Inc	9,634
1,145	e*	Enzon Pharmaceuticals, Inc	10,912
10,926		Ferro Corp	226,496
8,472	e	Georgia Gulf Corp	56,085
15,242		H.B. Fuller Co	342,183
15,442		Hercules, Inc	298,803
1,718	e*	Indevus Pharmaceuticals, Inc	11,940
2,685		Innophos Holdings, Inc	39,953
6,074		Innospec, Inc	104,230
176	e	Inter Parfums, Inc	3,163
1,083	e*	InterMune, Inc	14,436
10,192	*	Inverness Medical Innovations, Inc	572,587
1,953		Koppers Holdings, Inc	84,448
13,261	e*	MannKind Corp	105,558

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,133	*	Martek Biosciences Corp	$240,574
4,789		Minerals Technologies, Inc	320,624
870	e*	Molecular Insight Pharmaceuticals, Inc	7,882
3,346	*	Momenta Pharmaceuticals, Inc	23,890
9,384	e*	Nabi Biopharmaceuticals	33,876
4,472	*	Neurocrine Biosciences, Inc	20,303
2,849		NewMarket Corp	158,661
2,063	e	NL Industries, Inc	23,580
18,532		Olin Corp	358,224
7,486	*	OM Group, Inc	430,744
470	e*	Orexigen Therapeutics, Inc	6,698
2,643	e*	Pacific Ethanol, Inc	21,699
849	*	Par Pharmaceutical Cos, Inc	20,376
9,151		Perrigo Co	320,377
5,017	*	PharMerica Corp	69,636
23,384	*	PolyOne Corp	153,867
8,235	*	Prestige Brands Holdings, Inc	61,598
45,638	*	Revlon, Inc (Class A)	53,853
8,804	*	Rockwood Holdings, Inc	292,469
1,088	e*	Salix Pharmaceuticals Ltd	8,573
1,444	*	Sciele Pharma, Inc	29,530
11,814		Sensient Technologies Corp	334,100
1,630		Stepan Co	53,024
540	*	Sucampo Pharmaceuticals Inc	9,904
10,219		Tronox, Inc (Class B)	88,394
5,520		UAP Holding Corp	213,072
1,490	e*	Ulta Salon Cosmetics & Fragrance, Inc	25,554
863	*	US BioEnergy Corp	10,106
27,058	e*	USEC, Inc	243,522
1,024	e*	Verasun Energy Corp	15,647
1,769	e*	Viropharma, Inc	14,046
10,905	*	WR Grace & Co	285,493
5,790	*	XOMA Ltd	19,628
		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,378,833

COAL MINING - 0.05%
14,445	e*	International Coal Group, Inc	77,425
		TOTAL COAL MINING	77,425

COMMUNICATIONS - 2.49%
10,517	e	Alaska Communications Systems Group, Inc	157,755
1,333	e*	Anixter International, Inc	83,006
660	*	Aruba Networks, Inc	9,841
2,370		Atlantic Tele-Network, Inc	80,059
4,028	*	Audiovox Corp (Class A)	49,947
1,402	*	Brightpoint, Inc	21,535
104,361	e*	Charter Communications, Inc (Class A)	122,102
61,985	*	Cincinnati Bell, Inc	294,429
28,461	e	Citadel Broadcasting Corp	58,630
1,915		Consolidated Communications Holdings, Inc	38,109
8,289	*	Cox Radio, Inc (Class A)	100,711
1,637	e*	Crown Media Holdings, Inc (Class A)	10,641
3,391	e*	Cumulus Media, Inc (Class A)	27,264
3,716	*	DG FastChannel,Inc	95,278
7,346		Emmis Communications Corp (Class A)	28,282
8,058		Entercom Communications Corp (Class A)	110,314
9,366	*	Entravision Communications Corp (Class A)	73,336

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,646	e	Fairpoint Communications, Inc	$99,551
25,984	e*	FiberTower Corp	59,244
1,522	*	Fisher Communications, Inc	57,775
4,749	*	Foundry Networks, Inc	83,202
11,795	*	General Communication, Inc (Class A)	103,206
1,354	*	GeoEye, Inc	45,562
5,141	e*	Global Crossing Ltd	113,359
2,269	*	Golden Telecom, Inc	229,056
10,318		Gray Television, Inc	82,750
437	e*	Hungarian Telephone & Cable	7,731
14,584	*	ICO Global Communications Holdings Ltd	46,377
12,204	e	IDT Corp (Class B)	103,124
7,813	e	Iowa Telecommunications Services, Inc	127,039
1,101		iPCS, Inc	39,625
3,089	e*	Knology, Inc	39,477
6,716	*	Lin TV Corp (Class A)	81,734
1,723	e*	Lodgenet Entertainment Corp	30,049
1,629	*	Mastec, Inc	16,567
13,279	e*	Mediacom Communications Corp (Class A)	60,951
970	*	Neutral Tandem Inc	18,449
1,582	*	Nexstar Broadcasting Group, Inc (Class A)	14,459
7,673	*	Nextwave Wireless, Inc	41,281
367	e*	North Pittsburgh Systems, Inc	8,327
10,590	*	PAETEC Holding Corp	103,253
639		Preformed Line Products Co	38,021
19,034	*	Radio One, Inc (Class D)	45,111
7,528		RCN Corp	117,362
1,801	*	Rural Cellular Corp (Class A)	79,406
3,022		Salem Communications Corp (Class A)	19,915
2,117	*	SAVVIS, Inc	59,085
5,259		Shenandoah Telecom Co	126,111
6,470	e	Sinclair Broadcast Group, Inc (Class A)	53,119
7,194	e*	Spanish Broadcasting System, Inc (Class A)	13,309
3,599	e	SureWest Communications	61,543
6,728	*	Syniverse Holdings, Inc	104,822
5,690		USA Mobility, Inc	81,367
4,020	*	Virgin Mobile USA, Inc	35,738
10,587	e*	Vonage Holdings Corp	24,350
		TOTAL COMMUNICATIONS	3,832,646

DEPOSITORY INSTITUTIONS - 13.18%
3,470		1st Source Corp	60,066
2,013		Abington Bancorp, Inc	18,922
4,269		Alabama National Bancorp	332,171
5,894		Amcore Financial, Inc	133,794
4,345		AmericanWest Bancorp	76,602
3,450	e	Ameris Bancorp	58,133
5,020	e	Anchor Bancorp Wisconsin, Inc	118,070
2,072	e	Bancfirst Corp	88,785
6,700		Banco Latinoamericano de Exportaciones S.A.	109,277
2,506	*	Bancorp, Inc	33,731
13,627		Bank Mutual Corp	144,037
639		Bank of the Ozarks, Inc	16,742
10,524	e	BankAtlantic Bancorp, Inc (Class A)	43,148
5,823		BankFinancial Corp	92,120
8,126	e	BankUnited Financial Corp (Class A)	56,069
3,983	e	Banner Corp	114,432

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,310	*	Beneficial Mutual Bancorp, Inc	$80,773
2,690		Berkshire Hills Bancorp, Inc	69,940
9,312		Boston Private Financial Holdings, Inc	252,169
16,032		Brookline Bancorp, Inc	162,885
3,226	e	Capital City Bank Group, Inc	91,038
2,361		Capital Corp of the West	45,874
3,552		Capitol Bancorp Ltd	71,466
4,967	e	Cascade Bancorp	69,141
12,860	e	Cathay General Bancorp	340,661
13,686	*	Centennial Bank Holdings, Inc	79,105
2,536		Center Financial Corp	31,244
7,816		Central Pacific Financial Corp	144,283
6,308	e	Chemical Financial Corp	150,067
11,583		Chittenden Corp	412,586
19,029	e	Citizens Banking Corp	276,111
3,059	e	City Bank	68,583
4,360		City Holding Co	147,542
2,723	e	Clifton Savings Bancorp, Inc	26,685
2,195	e	CoBiz, Inc	32,640
4,573		Columbia Banking System, Inc	135,955
2,501	e*	Community Bancorp	43,442
7,661		Community Bank System, Inc	152,224
3,743		Community Trust Bancorp, Inc	103,045
9,855	e	Corus Bankshares, Inc	105,153
16,785	e	CVB Financial Corp	173,557
6,470		Dime Community Bancshares	82,622
5,336	e	Downey Financial Corp	166,003
778	e	Enterprise Financial Services Corp	18,524
3,122	e	First Bancorp	58,975
23,518		First Bancorp	171,446
6,057	e	First Busey Corp	120,292
8,836	e	First Charter Corp	263,843
18,669	e	First Commonwealth Financial Corp	198,825
6,504	e	First Community Bancorp, Inc	268,225
2,472		First Community Bancshares, Inc	78,832
8,180		First Financial Bancorp	93,252
4,939	e	First Financial Bankshares, Inc	185,953
3,250	e	First Financial Corp	92,105
2,941		First Financial Holdings, Inc	80,642
3,123		First Indiana Corp	99,936
4,515		First Merchants Corp	98,608
12,494		First Midwest Bancorp, Inc	382,316
25,441		First Niagara Financial Group, Inc	306,310
4,400		First Place Financial Corp	61,556
2,026	e*	First Regional Bancorp	38,271
5,160		First State Bancorporation	71,724
3,587	e*	FirstFed Financial Corp	128,486
20,220		FirstMerit Corp	404,602
11,084	e	Flagstar Bancorp, Inc	77,255
5,198		Flushing Financial Corp	83,428
15,186	e	FNB Corp	223,234
6,621	e*	Franklin Bank Corp	28,537
18,422	e*	Fremont General Corp	64,477
9,289	e	Frontier Financial Corp	172,497
13,247	e	Glacier Bancorp, Inc	248,249
2,642	e	Great Southern Bancorp, Inc	58,018
2,861		Greene County Bancshares, Inc	54,931

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,718	e	Hancock Holding Co	$256,628
10,525	e	Hanmi Financial Corp	90,726
7,283	e	Harleysville National Corp	106,113
3,254	e	Heartland Financial USA, Inc	60,427
3,481		Heritage Commerce Corp	64,016
2,910	e	Home Bancshares, Inc	61,023
3,196		Horizon Financial Corp	55,738
2,968	e	IBERIABANK Corp	138,754
1,520		Imperial Capital Bancorp, Inc	27,816
3,567		Independent Bank Corp	97,094
5,685	e	Independent Bank Corp	54,008
5,113	e	Integra Bank Corp	72,144
12,879		International Bancshares Corp	269,686
12,918	*	Investors Bancorp, Inc	182,661
4,851		Irwin Financial Corp	35,655
5,274	e	Kearny Financial Corp	62,813
620	e	K-Fed Bancorp	6,256
6,794		KNBT Bancorp, Inc	104,763
4,992	e	Lakeland Bancorp, Inc	57,857
3,068		Lakeland Financial Corp	64,121
3,745	e	Macatawa Bank Corp	32,170
4,753		MainSource Financial Group, Inc	73,957
9,172	e	MB Financial, Inc	282,773
4,914		Midwest Banc Holdings, Inc	61,032
5,640		Nara Bancorp, Inc	65,819
945	e	NASB Financial, Inc	24,929
12,398	e	National Penn Bancshares, Inc	187,706
8,097		NBT Bancorp, Inc	184,774
14,557	e	NewAlliance Bancshares, Inc	167,697
4,600	*	Northfield Bancorp Inc	49,772
4,706	e	Northwest Bancorp, Inc	125,038
16,691	e	Old National Bancorp	249,697
3,080	e	Old Second Bancorp, Inc	82,513
3,133	e	Omega Financial Corp	91,672
5,293		Oriental Financial Group, Inc	70,979
1,620	*	Oritani Financial Corp	19,926
11,816	e	Pacific Capital Bancorp	237,856
3,043	e	Park National Corp	196,274
2,683		Peoples Bancorp, Inc	66,780
5,407	e	PFF Bancorp, Inc	65,100
1,673	e*	Pinnacle Financial Partners, Inc	42,528
2,059		Preferred Bank	53,575
1,792	e	PrivateBancorp, Inc	58,509
8,922		Prosperity Bancshares, Inc	262,218
8,172	e	Provident Bankshares Corp	174,799
15,536		Provident Financial Services, Inc	224,029
10,440	e	Provident New York Bancorp	134,885
527	e	QC Holdings, Inc	5,929
5,220		Renasant Corp	112,595
2,586		Republic Bancorp, Inc (Class A)	42,747
2,190		Rockville Financial, Inc	26,718
2,550		Roma Financial Corp	40,010
1,235		Royal Bancshares of Pennsylvania (Class A)	13,585
6,267	e	S&T Bancorp, Inc	173,220
3,122	e	S.Y. Bancorp, Inc	74,741
3,954	e	Sandy Spring Bancorp, Inc	110,000
1,200		Santander BanCorp	10,392

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,320		SCBT Financial Corp	$73,474
3,849	e	Seacoast Banking Corp of Florida	39,568
3,859	e	Security Bank Corp	35,271
491	*	Signature Bank	16,571
3,480		Simmons First National Corp (Class A)	92,220
18,639	e	South Financial Group, Inc	291,328
2,643	e	Southside Bancshares, Inc	54,076
3,596		Southwest Bancorp, Inc	65,915
4,440		Sterling Bancorp	60,562
18,742		Sterling Bancshares, Inc	209,161
6,784	*	Sterling Financial Corp	111,393
12,886	e	Sterling Financial Corp	216,356
482		Suffolk Bancorp	14,802
3,930	*	Sun Bancorp, Inc	62,015
4,479	e*	Superior Bancorp	24,052
21,394	e	Susquehanna Bancshares, Inc	394,505
6,951	e*	SVB Financial Group	350,330
1,407		Taylor Capital Group, Inc	28,703
5,067	*	Texas Capital Bancshares, Inc	92,473
4,492	e	TierOne Corp	99,498
1,711	e	Tompkins Trustco, Inc	66,387
3,558		Trico Bancshares	68,669
12,302		Trustmark Corp	311,979
25,104	e	UCBH Holdings, Inc	355,473
7,775		UMB Financial Corp	298,249
15,404	e	Umpqua Holdings Corp	236,297
3,355	e	Union Bankshares Corp	70,925
9,029		United Bankshares, Inc	252,993
10,500	e	United Community Banks, Inc	165,900
7,000	e	United Community Financial Corp	38,640
3,226		Univest Corp of Pennsylvania	68,101
2,837		USB Holding Co, Inc	56,173
2,670		ViewPoint Financial Group	44,135
467	e*	Virginia Commerce Bancorp	5,478
30,463	e	W Holding Co, Inc	36,860
2,755		Washington Trust Bancorp, Inc	69,509
2,017	e*	Wauwatosa Holdings, Inc	25,858
5,358	e	WesBanco, Inc	110,375
3,861		West Coast Bancorp	71,429
5,560	e	Westamerica Bancorporation	247,698
1,733	e*	Western Alliance Bancorp	32,528
2,445		Westfield Financial, Inc	23,717
3,903	e	Wilshire Bancorp, Inc	30,639
6,096		Wintrust Financial Corp	201,960
1,576		WSFS Financial Corp	79,115
		TOTAL DEPOSITORY INSTITUTIONS	20,310,845

EATING AND DRINKING PLACES - 0.78%
3,142	*	AFC Enterprises	35,567
360	*	Benihana, Inc (Class A)	4,590
8,991		Bob Evans Farms, Inc	242,128
2,452		CBRL Group, Inc	79,420
3,763	*	CEC Entertainment, Inc	97,687
11,104		Domino's Pizza, Inc	146,906
2,430	e	IHOP Corp	88,889
7,188	*	Jack in the Box, Inc	185,235
3,421	e	Landry's Restaurants, Inc	67,394

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
313	*	McCormick & Schmick's Seafood Restaurants, Inc	$3,734
1,720	*	Morton's Restaurant Group, Inc	16,048
5,987		O'Charleys, Inc	89,685
1,986	*	Papa John's International, Inc	45,082
2,448		Ruby Tuesday, Inc	23,868
7,106	e*	Steak N Shake Co	77,455
		TOTAL EATING AND DRINKING PLACES	1,203,688

EDUCATIONAL SERVICES - 0.01%
180	*	American Public Education, Inc	7,520
530	*	Lincoln Educational Services Corp	7,802
		TOTAL EDUCATIONAL SERVICES	15,322

ELECTRIC, GAS, AND SANITARY SERVICES - 6.23%
6,310		Allete, Inc	249,750
340		American Ecology Corp	7,983
4,284		American States Water Co	161,421
94,175	*	Aquila, Inc	351,273
12,992		Avista Corp	279,848
9,462		Black Hills Corp	417,274
4,930		California Water Service Group	182,509
5,712	*	Casella Waste Systems, Inc (Class A)	74,484
2,497		Central Vermont Public Service Corp	77,007
3,874	e	CH Energy Group, Inc	172,548
15,001		Cleco Corp	417,028
11,274	*	El Paso Electric Co	288,276
7,467		Empire District Electric Co	170,098
3,570	*	EnergySolutions Inc	96,354
1,269	e	EnergySouth, Inc	73,602
190	e*	EnerNOC, Inc	9,329
11,054	e	Idacorp, Inc	389,322
5,466		Laclede Group, Inc	187,156
5,926		Metal Management, Inc	269,811
5,339	e	MGE Energy, Inc	189,374
7,033		New Jersey Resources Corp	351,791
11,315	e	Nicor, Inc	479,190
6,781		Northwest Natural Gas Co	329,963
9,026		NorthWestern Corp	266,267
7,474		Otter Tail Corp	258,600
3,753	*	Pico Holdings, Inc	126,176
18,746		Piedmont Natural Gas Co, Inc	490,395
839	*	Pike Electric Corp	14,062
19,266		PNM Resources, Inc	413,256
7,508		Portland General Electric Co	208,572
3,367	e	Resource America, Inc (Class A)	49,394
3,639	e	SJW Corp	126,164
7,407		South Jersey Industries, Inc	267,319
10,558		Southwest Gas Corp	314,312
6,150	e	Southwest Water Co	76,998
6,190		UIL Holdings Corp	228,721
8,859		Unisource Energy Corp	279,501
4,981	*	Waste Connections, Inc	153,913
5,067	e*	Waste Services, Inc	43,424
25,091		Westar Energy, Inc	650,861
12,369		WGL Holdings, Inc	405,208
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	9,598,534

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.52%
6,384	*	Actel Corp	$87,205
3,077		Acuity Brands, Inc	138,465
29,150	*	Adaptec, Inc	98,527
7,236		Adtran, Inc	154,706
1,000	e*	Airvana, Inc	5,430
10,765	*	Applied Micro Circuits Corp	94,086
1,679	*	Arris Group, Inc	16,756
1,223	*	ATMI, Inc	39,442
2,948		Bel Fuse, Inc (Class B)	86,288
14,709	*	Benchmark Electronics, Inc	260,791
1,974	*	Ceradyne, Inc	92,640
9,914	*	Checkpoint Systems, Inc	257,566
92,918	e*	Conexant Systems, Inc	77,122
8,844	e	CTS Corp	87,821
1,420		Cubic Corp	55,664
4,544	e*	Ditech Networks, Inc	15,768
7,716	*	DSP Group, Inc	94,135
7,200	*	Electro Scientific Industries, Inc	142,920
1,863	*	EMS Technologies, Inc	56,337
5,269	*	EnerSys	131,514
5,971	*	Exar Corp	47,589
5,063	*	Gemstar-TV Guide International, Inc	24,100
26,201	*	GrafTech International Ltd	465,068
650	*	Greatbatch, Inc	12,994
7,458	*	Helen of Troy Ltd	127,830
6,405	*	Hutchinson Technology, Inc	168,580
8,913	e	Imation Corp	187,173
1,460	*	Infinera Corp	21,666
3,010	*	IXYS Corp	24,140
20,686	*	Kemet Corp	137,148
29,796	e*	Lattice Semiconductor Corp	96,837
3,785	*	Littelfuse, Inc	124,754
2,822	*	Loral Space & Communications, Inc	96,654
4,519		LSI Industries, Inc	82,246
2,370	*	Mattson Technology, Inc	20,287
5,670	*	Mercury Computer Systems, Inc	91,344
8,966		Methode Electronics, Inc	147,401
7,143	*	Moog, Inc (Class A)	327,221
39,666	e*	MRV Communications, Inc	92,025
1,241	*	Multi-Fineline Electronix, Inc	21,519
1,127	e	National Presto Industries, Inc	59,348
10,181	*	Omnivision Technologies, Inc	159,333
20,601		Openwave Systems, Inc	53,563
3,293	*	Oplink Communications, Inc	50,548
2,340	*	Optium Corp	18,439
2,027	*	OSI Systems, Inc	53,655
5,152		Park Electrochemical Corp	145,492
4,434	*	Pericom Semiconductor Corp	82,916
10,292	*	Photronics, Inc	128,341
12,076		Plantronics, Inc	313,976
4,689	*	Plexus Corp	123,133
3,839	*	PMC - Sierra, Inc	25,107
2,400	*	Polypore International, Inc	42,000
647	*	Powell Industries, Inc	28,513
17,612	*	Power-One, Inc	70,272
32,075	*	Powerwave Technologies, Inc	129,262

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,030		Regal-Beloit Corp	$360,949
26,246	e*	RF Micro Devices, Inc	149,865
4,465	*	Rogers Corp	193,647
560	*	Rubicon Technology Inc	13,300
4,801	*	Seachange International, Inc	34,711
3,074	*	Semtech Corp	47,708
810	*	ShoreTel, Inc	11,316
3,003	*	Silicon Image, Inc	13,574
23,325	*	Silicon Storage Technology, Inc	69,742
34,761	*	Skyworks Solutions, Inc	295,469
23,069	e*	Spansion, Inc (Class A)	90,661
11,184	e*	Spectrum Brands, Inc	59,611
3,715	*	Standard Microsystems Corp	145,145
1,100	e*	Starent Networks Corp	20,075
3,623	*	Stoneridge, Inc	29,129
28,065	*	Sycamore Networks, Inc	107,770
6,737	e*	Symmetricom, Inc	31,731
1,200	e*	Syntax-Brillian Corp	3,696
6,498		Technitrol, Inc	185,713
15,420	*	Tekelec	192,750
35,052	e*	Triquint Semiconductor, Inc	232,395
9,147	*	TTM Technologies, Inc	106,654
4,018	*	Ultra Clean Holdings	49,020
2,314	e*	Universal Display Corp	47,830
14,410	e*	Utstarcom, Inc	39,628
8,231	*	Zoran Corp	185,280
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,511,026

ENGINEERING AND MANAGEMENT SERVICES - 1.69%
2,389	*	Aecom Technology Corp	68,254
19,724	*	Applera Corp (Celera Genomics Group)	313,020
6,382	e*	Ariad Pharmaceuticals, Inc	27,124
2,575		CDI Corp	62,470
740	e*	China Architectural Engineering, Inc	6,401
410	*	comScore, Inc	13,378
2,615	*	Cornell Cos, Inc	60,982
254	*	CRA International, Inc	12,093
966	*	Exponent, Inc	26,121
5,395	*	Harris Interactive, Inc	22,983
8,400	*	Incyte Corp	84,420
10,598	e*	Isis Pharmaceuticals, Inc	166,919
1,090		Landauer, Inc	56,517
3,456	*	LECG Corp	52,047
5,051		MAXIMUS, Inc	195,019
5,630	*	Maxygen, Inc	45,209
1,808	*	MTC Technologies, Inc	42,488
3,661	*	Navigant Consulting, Inc	50,046
2,365	*	PharmaNet Development Group, Inc	92,732
1,007	*	Rigel Pharmaceuticals, Inc	25,568
32,197	*	SAIC, Inc	647,804
3,864	*	Symyx Technologies, Inc	29,676
2,380	e*	Telik, Inc	8,259
5,768	*	Tetra Tech, Inc	124,012
8,142		Watson Wyatt & Co Holdings (Class A)	377,870
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,611,412

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
ENVIRONMENTAL QUALITY AND HOUSING - 0.01%
9,931		Home Solutions of America Inc	$9,931
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	9,931

FABRICATED METAL PRODUCTS - 1.59%
2,056		Ameron International Corp	189,460
16,012		Aptargroup, Inc	655,051
1,261	*	Chart Industries, Inc	38,965
4,030		CIRCOR International, Inc	186,831
5,234	*	Commercial Vehicle Group, Inc	75,893
458		Compx International, Inc	6,696
7,350	*	Griffon Corp	91,508
292		Gulf Island Fabrication, Inc	9,259
2,658	e	Insteel Industries, Inc	31,178
2,303	*	Ladish Co, Inc	99,467
2,138		Lifetime Brands, Inc	27,751
1,764	*	Mobile Mini, Inc	32,705
28,851	e	Mueller Water Products, Inc (Class A)	274,662
4,246	*	NCI Building Systems, Inc	122,242
1,925	*	Park-Ohio Holdings Corp	48,318
1,516	*	PGT, Inc	7,216
2,904		Silgan Holdings, Inc	150,834
4,798	e	Simpson Manufacturing Co, Inc	127,579
3,344	*	Trimas Corp	35,413
7,916	e	Watts Water Technologies, Inc (Class A)	235,897
		TOTAL FABRICATED METAL PRODUCTS	2,446,925

FOOD AND KINDRED PRODUCTS - 1.04%
290	*	Boston Beer Co, Inc (Class A)	10,919
1,797	e	Farmer Bros Co	41,313
11,150		Flowers Foods, Inc	261,022
2,991	e	Imperial Sugar Co	56,141
1,223		J&J Snack Foods Corp	38,255
591		Lancaster Colony Corp	23,463
5,577		Lance, Inc	113,882
2,592	e	MGP Ingredients, Inc	24,417
8,889	*	Performance Food Group Co	238,847
4,794	*	Ralcorp Holdings, Inc	291,427
2,892	e	Reddy Ice Holdings, Inc	73,197
1,630	e	Sanderson Farms, Inc	55,061
6,946	e	Tootsie Roll Industries, Inc	190,459
7,910	*	TreeHouse Foods, Inc	181,851
		TOTAL FOOD AND KINDRED PRODUCTS	1,600,254

FOOD STORES - 0.58%
3,854		Great Atlantic & Pacific Tea Co, Inc	120,746
425		Ingles Markets, Inc (Class A)	10,791
3,373	*	Pantry, Inc	88,136
10,322		Ruddick Corp	357,864
829		Village Super Market (Class A)	42,188
3,191	e	Weis Markets, Inc	127,449
8,254	e*	Winn-Dixie Stores, Inc	139,245
		TOTAL FOOD STORES	886,419

FURNITURE AND FIXTURES - 0.34%
5,924	e	Ethan Allen Interiors, Inc	168,834
11,912	e	Furniture Brands International, Inc	119,835
2,755		Hooker Furniture Corp	55,376

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,221		Kimball International, Inc (Class B)	$44,128
12,727	e	La-Z-Boy, Inc	100,925
3,440	e	Sealy Corp	38,494
		TOTAL FURNITURE AND FIXTURES	527,592

FURNITURE AND HOMEFURNISHINGS STORES - 0.14%
5,235	e	Haverty Furniture Cos, Inc	47,063
1,530	e*	hhgregg, Inc	21,053
21,756	e*	Pier 1 Imports, Inc	113,784
7,777	e	Tuesday Morning Corp	39,429
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	221,329

GENERAL BUILDING CONTRACTORS - 0.35%
260	e	Amrep Corp	7,943
1,377	e*	Avatar Holdings, Inc	57,586
9,638	e*	Beazer Homes USA, Inc	71,610
2,685	e	Brookfield Homes Corp	42,423
9,224	e*	Hovnanian Enterprises, Inc (Class A)	66,136
3,022	e	M/I Homes, Inc	31,731
6,456	e*	Meritage Homes Corp	94,064
2,045	e*	Palm Harbor Homes, Inc	21,575
1,548	*	Perini Corp	64,118
16,591	e*	Standard-Pacific Corp	55,580
7,504	e*	WCI Communities, Inc	28,365
		TOTAL GENERAL BUILDING CONTRACTORS	541,131

GENERAL MERCHANDISE STORES - 0.48%
5,195	e*	99 Cents Only Stores	41,352
1,972	e	Bon-Ton Stores, Inc	18,714
8,643	e*	Cabela's, Inc	130,250
12,693		Casey's General Stores, Inc	375,840
2,940	e*	Conn's, Inc	50,303
9,873	e	Fred's, Inc	95,077
5,738	e	Stein Mart, Inc	27,198
		TOTAL GENERAL MERCHANDISE STORES	738,734

HEALTH SERVICES - 1.38%
2,625	*	Alliance Imaging, Inc	25,253
463	e*	Amedisys, Inc	22,465
310	*	American Dental Partners, Inc	3,109
7,689	*	Amsurg Corp	208,064
6,554	*	Apria Healthcare Group, Inc	141,370
10,656	*	Assisted Living Concepts, Inc (A Shares)	79,920
7,263	e*	Cross Country Healthcare, Inc	103,425
1,519	e*	Emeritus Corp	38,203
540		Ensign Group, Inc	7,776
1,360	*	FGX International Holdings Ltd	16,116
270	*	Genoptix Inc	8,289
4,715	*	Gentiva Health Services, Inc	89,774
19,790	e*	Healthsouth Corp	415,590
4,762	*	Immunomedics, Inc	11,048
7,208	*	Kindred Healthcare, Inc	180,056
8,264	*	Magellan Health Services, Inc	385,350
1,078	*	Matria Healthcare, Inc	25,624
1,693	*	Medcath Corp	41,580
739	e	National Healthcare Corp	38,206
7,908	*	Odyssey HealthCare, Inc	87,462

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,250	*	RehabCare Group, Inc	$95,880
2,667	*	Skilled Healthcare Group, Inc (Class A)	39,018
1,651	e*	Sunrise Senior Living, Inc	50,653
360	e	Virtual Radiologic Corp	7,301
		TOTAL HEALTH SERVICES	2,121,532

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.10%
517	e*	Comverge, Inc	16,280
3,766		Granite Construction, Inc	136,254
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	152,534

HOLDING AND OTHER INVESTMENT OFFICES - 11.32%
1,950		Agree Realty Corp	58,695
15,474	e	Alesco Financial, Inc	50,755
3,987		Alexandria Real Estate Equities, Inc	405,358
6,670		American Campus Communities, Inc	179,090
32,743		American Financial Realty Trust	262,599
4,686	e*	Ampal American Israel (Class A)	34,630
16,453		Anthracite Capital, Inc	119,120
11,251		Anworth Mortgage Asset Corp	92,933
29,938		Apollo Investment Corp	510,443
3,399	e	Arbor Realty Trust, Inc	54,758
26,089		Ashford Hospitality Trust, Inc	187,580
16,447		BioMed Realty Trust, Inc	381,077
1,718	e	BRT Realty Trust	26,285
10,940		Capital Lease Funding, Inc	92,115
751		Capital Southwest Corp	88,918
3,444	e	Capital Trust, Inc (Class A)	105,559
7,602	e	CBRE Realty Finance, Inc	40,595
10,882		Cedar Shopping Centers, Inc	111,323
586	e	Cherokee, Inc	18,910
8,827		Corporate Office Properties Trust	278,051
6,165	e	Crystal River Capital, Inc	89,023
42,329		DCT Industrial Trust, Inc	394,083
13,011	e	Deerfield Capital Corp	104,088
23,760		DiamondRock Hospitality Co	355,925
1,154		EastGroup Properties, Inc	48,295
6,858		Education Realty Trust, Inc	77,084
7,059		Entertainment Properties Trust	331,773
9,182		Equity One, Inc	211,461
15,855		Extra Space Storage, Inc	226,568
4,507	e	First Industrial Realty Trust, Inc	155,942
5,936		First Potomac Realty Trust	102,633
14,964	e	Franklin Street Properties Corp	221,467
35,295	e*	Friedman Billings Ramsey Group, Inc (Class A)	110,826
3,684	e	Gladstone Capital Corp	62,628
7,914		GMH Communities Trust	43,685
6,242	e	Gramercy Capital Corp	151,743
12,736		Healthcare Realty Trust, Inc	323,367
10,044		Hersha Hospitality Trust	95,418
4,051	*	HFF, Inc (Class A)	31,355
4,268		Highwoods Properties, Inc	125,394
11,698	*	Hilltop Holdings, Inc	127,742
1,984		Home Properties, Inc	88,982
20,481	e v	IMPAC Mortgage Holdings, Inc	11,265
12,025	e	Inland Real Estate Corp	170,274
11,969		Investors Real Estate Trust	107,362

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
57,400	e	iShares Russell 2000 Value Index Fund	$4,045,552
13,123	e*	Jamba, Inc	48,555
2,925	e	JER Investors Trust, Inc	31,502
4,917		Kite Realty Group Trust	75,083
10,079		LaSalle Hotel Properties	321,520
16,626		Lexington Corporate Properties Trust	241,742
5,830		LTC Properties, Inc	146,042
14,199	e v	Luminent Mortgage Capital, Inc	11,075
5,245	e	Maguire Properties, Inc	154,570
12,215		Medical Properties Trust, Inc	124,471
11,148	*	Meruelo Maddux Properties, Inc	44,592
30,580		MFA Mortgage Investments, Inc	282,865
4,946		Mission West Properties, Inc	47,036
5,980		MVC Capital, Inc	96,517
5,526	e	National Health Investors, Inc	154,175
17,835		National Retail Properties, Inc	416,984
2,627		Nationwide Health Properties, Inc	82,409
10,616	e	Newcastle Investment Corp	137,583
15,108	e	NorthStar Realty Finance Corp	134,763
2,840	e*	Novastar Financial, Inc	8,208
3,910		Parkway Properties, Inc	144,592
1,130		PennantPark Investment Corp	11,323
8,074		Pennsylvania Real Estate Investment Trust	239,636
9,123		Post Properties, Inc	320,400
9,799		Potlatch Corp	435,468
5,798	e	Prospect Capital Corp	75,664
2,690	e	Quadra Realty Trust, Inc	21,628
15,623	e	RAIT Investment Trust	134,670
1,566		Ramco-Gershenson Properties	33,465
25,382		Realty Income Corp	685,822
5,710		Redwood Trust, Inc	195,510
5,574		Resource Capital Corp	51,894
21,024		Senior Housing Properties Trust	476,824
5,435		Sovran Self Storage, Inc	217,944
18,660		Strategic Hotels & Resorts, Inc	312,182
15,696		Sunstone Hotel Investors, Inc	287,080
7,494	e	Tarragon Corp	11,241
1,938		Universal Health Realty Income Trust	68,683
5,320		Urstadt Biddle Properties, Inc (Class A)	82,460
11,410		U-Store-It Trust	104,516
12,526		Winthrop Realty Trust	66,263
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	17,449,686

HOTELS AND OTHER LODGING PLACES - 0.44%
3,603		Ameristar Casinos, Inc	99,227
5,603	e*	Bluegreen Corp	40,286
5,844	*	Gaylord Entertainment Co	236,507
7,561	*	Great Wolf Resorts, Inc	74,173
3,688	*	Isle of Capri Casinos, Inc	50,784
4,718	*	Lodgian, Inc	53,125
3,419		Marcus Corp	52,824
1,297	*	Riviera Holdings Corp	39,948
7,480	e*	Trump Entertainment Resorts, Inc	32,164
		TOTAL HOTELS AND OTHER LODGING PLACES	679,038

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.56%
570	*	3PAR, Inc	7,296

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,596		Actuant Corp (Class A)	$54,280
7,358		Albany International Corp (Class A)	272,982
6,391	*	Allis-Chalmers Energy, Inc	94,267
1,653		Ampco-Pittsburgh Corp	63,029
2,146	*	ASV, Inc	29,722
1,302	*	Asyst Technologies, Inc	4,245
590	*	AuthenTec, Inc	8,573
26,157	*	Axcelis Technologies, Inc	120,322
4,409		Black Box Corp	159,474
9,379	*	Blount International, Inc	115,455
12,425		Briggs & Stratton Corp	281,551
16,045	*	Brooks Automation, Inc	211,954
2,351		Cascade Corp	109,227
10,305	*	Cirrus Logic, Inc	54,410
2,014	*	Columbus McKinnon Corp	65,697
4,303	e*	Cray, Inc	25,775
5,878		Curtiss-Wright Corp	295,076
1,872	*	Cymer, Inc	72,877
14,238	*	Electronics for Imaging, Inc	320,070
8,502	*	Emulex Corp	138,753
5,282	*	EnPro Industries, Inc	161,893
25,158	e*	Entegris, Inc	217,114
27,293	*	Extreme Networks, Inc	96,617
2,429	*	Gehl Co	38,961
1,786	*	Goodman Global, Inc	43,828
2,774		Hardinge, Inc	46,548
6,848	*	Immersion Corp	88,682
3,302	*	Kadant, Inc	97,970
1,267	e	Kaydon Corp	69,102
1,243	*	Kulicke & Soffa Industries, Inc	8,527
1,725	e	Lindsay Manufacturing Co	121,940
8,217		Modine Manufacturing Co	135,663
1,481		Nacco Industries, Inc (Class A)	147,641
680	e*	Netezza Corp	9,384
2,029		Nordson Corp	117,601
12,374	*	Oil States International, Inc	422,201
25,421	d, e	Palm, Inc	161,169
49,565	*	Quantum Corp	133,330
6,584	*	Rackable Systems, Inc	65,840
359	*	Rimage Corp	9,316
3,540		Robbins & Myers, Inc	267,730
29,519	e*	Safeguard Scientifics, Inc	53,134
1,232		Sauer-Danfoss, Inc	30,862
725	e*	Scansource, Inc	23,454
4,504	e*	Semitool, Inc	39,095
1,663	e*	Silicon Graphics, Inc	30,400
3,150		Standex International Corp	54,968
5,621	e*	STEC, Inc	49,128
230	*	T-3 Energy Services, Inc	10,812
3,900	*	Tecumseh Products Co (Class A)	91,299
2,115		Tennant Co	93,673
2,954	*	Ultratech, Inc	33,498
471	e	Watsco, Inc	17,314
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,493,729

INSTRUMENTS AND RELATED PRODUCTS - 2.77%
3,324		Analogic Corp	225,101

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,875	*	Anaren, Inc	$63,899
2,820	*	Angiodynamics, Inc	53,693
2,010	*	Argon ST, Inc	37,306
559		Badger Meter, Inc	25,127
4,681	*	Bio-Rad Laboratories, Inc (Class A)	485,045
2,806	*	Cantel Medical Corp	40,911
3,168		Cohu, Inc	48,470
7,167	*	Conmed Corp	165,629
25,863	*	Credence Systems Corp	62,588
3,299		Datascope Corp	120,084
329	*	Eagle Test Systems, Inc	4,205
5,885	*	Esterline Technologies Corp	304,549
2,322	*	Excel Technology, Inc	62,926
565	*	Haemonetics Corp	35,606
1,149	e*	ICU Medical, Inc	41,375
490	*	Insulet Corp	11,505
7,299	e	Invacare Corp	183,935
3,457	*	Ixia	32,772
738	*	Kensey Nash Corp	22,081
6,795	e*	L-1 Identity Solutions, Inc	121,970
520	*	Masimo Corp	20,514
2,085	*	Measurement Specialties, Inc	46,079
580	*	Medical Action Industries, Inc	12,093
5,954	*	Merit Medical Systems, Inc	82,761
4,432		Mine Safety Appliances Co	229,888
12,050	*	MKS Instruments, Inc	230,637
4,238		Movado Group, Inc	107,179
1,747		MTS Systems Corp	74,544
8,603	e*	Newport Corp	110,032
1,700	*	Orthofix International NV	98,549
862	*	Rofin-Sinar Technologies, Inc	41,471
3,558	*	Rudolph Technologies, Inc	40,277
4,390	e*	Sonic Solutions, Inc	45,612
8,842		STERIS Corp	255,003
7,890	*	Symmetry Medical, Inc	137,523
1,370	*	Teledyne Technologies, Inc	73,062
320	*	Trans1, Inc	5,270
3,230	*	Varian, Inc	210,919
6,630	e*	Veeco Instruments, Inc	110,721
360	e*	Vital Images, Inc	6,505
273		Vital Signs, Inc	13,956
488	*	Wright Medical Group, Inc	14,235
5,411	*	X-Rite, Inc	62,876
1,362	*	Zoll Medical Corp	36,393
3,943	*	Zygo Corp	49,130
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,264,006

INSURANCE AGENTS, BROKERS AND SERVICE - 0.41%
6,097	e	Crawford & Co (Class B)	25,303
8,611		Hilb Rogal & Hobbs Co	349,348
3,047	e	National Financial Partners Corp	138,974
6,073	*	United America Indemnity Ltd (Class A)	120,974
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	634,599

INSURANCE CARRIERS - 7.11%
8,310		Alfa Corp	180,078
14,071		American Equity Investment Life Holding Co	116,649

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,360		American Physicians Capital, Inc	$97,846
13,258	*	AMERIGROUP Corp	483,254
4,724	*	Amerisafe, Inc	73,269
1,428	e	Amtrust Financial Services, Inc	19,664
7,371	*	Argo Group International Holdings Ltd	310,540
22,144		Aspen Insurance Holdings Ltd	638,633
17,032		Assured Guaranty Ltd	452,029
2,120		Baldwin & Lyons, Inc (Class B)	58,215
1,628		Castlepoint Holdings Ltd	19,536
3,329	*	Centene Corp	91,348
8,262	e*	Citizens, Inc	45,689
4,220	*	CNA Surety Corp	83,514
12,274		Commerce Group, Inc	441,619
509	*	Darwin Professional Underwriters, Inc	12,303
10,831		Delphi Financial Group, Inc (Class A)	382,118
3,340	e	Donegal Group, Inc (Class A)	57,348
1,530		EMC Insurance Group, Inc	36,215
12,458		Employers Holdings, Inc	208,173
3,680		FBL Financial Group, Inc (Class A)	127,070
4,779	*	First Acceptance Corp	20,167
1,324	*	First Mercury Financial Corp	32,306
3,324		Flagstone Reinsurance Holdings Ltd	46,204
2,478	*	Fpic Insurance Group, Inc	106,504
2,404	e*	Greenlight Capital Re Ltd (Class A)	49,979
1,364	*	Hallmark Financial Services	21,633
3,889		Harleysville Group, Inc	137,593
4,470	*	Healthspring, Inc	85,154
10,899		Horace Mann Educators Corp	206,427
1,770	e	Independence Holding Co	22,391
4,106		Infinity Property & Casualty Corp	148,350
15,193		IPC Holdings Ltd	438,622
1,184		Kansas City Life Insurance Co	51,611
4,212	e	LandAmerica Financial Group, Inc	140,891
15,152		Max Re Capital Ltd	424,104
8,062	*	Meadowbrook Insurance Group, Inc	75,863
2,505		Midland Co	162,048
3,486	*	Molina Healthcare, Inc	134,908
25,850		Montpelier Re Holdings Ltd	439,709
974		National Interstate Corp	32,239
585		National Western Life Insurance Co (Class A)	121,311
3,322	*	Navigators Group, Inc	215,930
1,357	e	NYMAGIC, Inc	31,387
7,115		Odyssey Re Holdings Corp	261,192
28,509		Phoenix Cos, Inc	338,402
15,039		Platinum Underwriters Holdings Ltd	534,787
8,027	*	PMA Capital Corp (Class A)	65,982
5,321		Presidential Life Corp	93,171
9,232	e*	Primus Guaranty Ltd	64,716
8,373	*	ProAssurance Corp	459,845
5,188	e*	RAM Holdings Ltd	25,629
5,292	e	RLI Corp	300,533
4,132		Safety Insurance Group, Inc	151,314
16,387	v*	Scottish Re Group Ltd	11,799
5,232	*	SeaBright Insurance Holdings, Inc	78,899
6,348	e	Security Capital Assurance Ltd	24,694
13,789		Selective Insurance Group, Inc	317,009
3,608		State Auto Financial Corp	94,890

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,233	e	Stewart Information Services Corp	$110,439
3,094	e*	Triad Guaranty, Inc	30,321
5,566		United Fire & Casualty Co	161,915
9,434	*	Universal American Financial Corp	241,416
3,690	*	Validus Holdings Ltd	95,866
9,307		Zenith National Insurance Corp	416,302
		TOTAL INSURANCE CARRIERS	10,959,562

LEATHER AND LEATHER PRODUCTS - 0.28%
998	e*	Genesco, Inc	37,724
2,526		Steven Madden Ltd	50,520
7,408	*	Timberland Co (Class A)	133,937
1,820	e	Weyco Group, Inc	50,050
6,384		Wolverine World Wide, Inc	156,536
		TOTAL LEATHER AND LEATHER PRODUCTS	428,767

LUMBER AND WOOD PRODUCTS - 0.16%
2,755		American Woodmark Corp	50,086
3,141	*	Champion Enterprises, Inc	29,588
1,510	e	Skyline Corp	44,319
4,115		Universal Forest Products, Inc	121,228
		TOTAL LUMBER AND WOOD PRODUCTS	245,221

METAL MINING - 0.44%
53,939	e*	Coeur d'Alene Mines Corp	266,459
6,056	*	Rosetta Resources, Inc	120,090
3,924		Royal Gold, Inc	119,760
9,713	e*	Stillwater Mining Co	93,828
6,674	e*	Uranium Resources, Inc	83,292
		TOTAL METAL MINING	683,429

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.57%
5,447		Blyth, Inc	119,507
16,660		Callaway Golf Co	290,384
7,126	e*	Jakks Pacific, Inc	168,245
2,779	e	Marine Products Corp	19,481
5,050	e	Nautilus, Inc	24,493
4,757	*	RC2 Corp	133,529
4,215	*	Russ Berrie & Co, Inc	68,957
2,031		Steinway Musical Instruments, Inc	55,995
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	880,591

MISCELLANEOUS RETAIL - 0.41%
746	*	AC Moore Arts & Crafts, Inc	10,258
3,698		Books-A-Million, Inc	44,080
14,422	e	Borders Group, Inc	153,594
389		Cash America International, Inc	12,565
641	*	CKX, Inc	7,692
640	e*	Gander Mountain Co	3,155
500		Longs Drug Stores Corp	23,500
1,996	*	PC Connection, Inc	22,655
2,355		Pricesmart, Inc	70,791
1,217	e	Systemax, Inc	24,729
1,184	e*	Valuevision International, Inc (Class A)	7,447
1,593		World Fuel Services Corp	46,245
12,313	e*	Zale Corp	197,747
		TOTAL MISCELLANEOUS RETAIL	624,458

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 0.42%
10,349	*	Avid Technology, Inc	$293,291
47,292	e*	Blockbuster, Inc (Class A)	184,439
3,256	e	Carmike Cinemas, Inc	23,639
3,499	e	Cinemark Holdings, Inc	59,483
1,095	*	Gaiam, Inc (Class A)	32,500
2,677	e*	Time Warner Telecom, Inc (Class A)	54,316
		TOTAL MOTION PICTURES	647,668

NONCLASSIFIABLE ESTABLISHMENTS - 0.15%
5,369	e*	Energy Infrastructure Acquisition Corp	54,442
8,270	e*	Hicks Acquisition Co I, Inc	76,001
3,000	*	NRDC Acquisition Corp	27,510
7,200	*	Triplecrown Acquisition Corp	65,808
		TOTAL NONCLASSIFIABLE ESTABLISHMENTS	223,761

NONDEPOSITORY INSTITUTIONS - 1.35%
1,020		Advance America Cash Advance Centers, Inc	10,363
4,886		Advanta Corp (Class B)	39,430
6,340	e*	Aldabra 2 Acquisition Corp	61,752
6,370	*	Alternative Asset Management Acquisition Corp	58,286
17,468		Ares Capital Corp	255,557
983	e	Asta Funding, Inc	25,991
1,600	e	BlackRock Kelso Capital Corp	24,448
5,761	e	Centerline Holding Co	43,899
6,210		Chimera Investment Corp	111,035
1,999	e*	CompuCredit Corp	19,950
3,476	*	Encore Capital Group, Inc	33,648
2,614		Federal Agricultural Mortgage Corp (Class C)	68,800
6,627	e	Financial Federal Corp	147,716
3,000	e*	Heckmann Corp	22,050
7,972		Hercules Technology Growth Capital, Inc	99,012
5,370	e*	Information Services Group, Inc	36,785
3,181	*	INVESTools, Inc	56,431
3,527		Kohlberg Capital Corp	42,324
9,682	e*	Marathon Acquisition Corp	75,326
15,849		MCG Capital Corp	183,690
1,220	*	Mercadolibre, Inc	90,134
4,143	e	Nelnet, Inc (Class A)	52,658
1,420	*	NewStar Financial, Inc	11,758
4,346	e	NGP Capital Resources Co	67,928
5,903	e*	NTR Acquisition Co	56,079
9,337	e*	Ocwen Financial Corp	51,727
4,883	e	Patriot Capital Funding, Inc	49,269
13,406	*	PHH Corp	236,482
5,111	e	TICC Capital Corp	47,175
		TOTAL NONDEPOSITORY INSTITUTIONS	2,079,703

NONMETALLIC MINERALS, EXCEPT FUELS - 0.32%
4,403	e	AMCOL International Corp	158,640
8,079		Compass Minerals International, Inc	331,239
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	489,879

OIL AND GAS EXTRACTION - 4.20%
2,888	e*	Basic Energy Services, Inc	63,392
5,965		Berry Petroleum Co (Class A)	265,144

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,584	*	Bill Barrett Corp	$66,322
778	*	Bois d'Arc Energy, Inc	15,443
11,571	*	Brigham Exploration Co	87,014
6,469	e*	Bronco Drilling Co, Inc	96,065
5,069	*	Cal Dive International, Inc	67,114
5,224	*	Callon Petroleum Co	85,935
1,403	*	Clayton Williams Energy, Inc	43,717
2,913	*	Comstock Resources, Inc	99,042
1,240	*	Concho Resources, Inc	25,556
172	*	Dawson Geophysical Co	12,291
7,180	*	Edge Petroleum Corp	42,577
13,353	*	Encore Acquisition Co	445,590
6,964	e*	Energy Partners Ltd	82,245
15,528	e*	EXCO Resources, Inc	240,373
15,156	*	Exterran Holdings, Inc	1,239,761
4,748	*	Geomet, Inc	24,690
42,910	*	Grey Wolf, Inc	228,710
9,250	e*	Harvest Natural Resources, Inc	115,625
2,358		Kayne Anderson Energy Development Co	54,022
10,218	*	Mariner Energy, Inc	233,788
5,459	e*	McMoRan Exploration Co	71,458
22,918	*	Meridian Resource Corp	41,482
2,796	*	Newpark Resources, Inc	15,238
30,815	*	Oilsands Quest, Inc	125,725
5,763	*	Parker Drilling Co	43,511
5,173		Penn Virginia Corp	225,698
800	m,v*	PetroCorp	(0)
20,625	*	PetroHawk Energy Corp	357,019
3,267	*	Petroleum Development Corp	193,178
12,642	*	Pioneer Drilling Co	150,187
1,090	*	Rex Energy Corp	13,004
7,041	*	Stone Energy Corp	330,293
4,556	e*	Sulphco, Inc	23,782
801	e*	Superior Offshore International, Inc	4,021
1,130	*	Superior Well Services, Inc	23,979
7,514	*	Swift Energy Co	330,841
3,968	e*	Toreador Resources Corp	27,736
3,060	e*	Trico Marine Services, Inc	113,281
3,304	*	Union Drilling, Inc	52,104
15,056	e*	Vaalco Energy, Inc	70,010
739	e*	Warren Resources, Inc	10,442
10,565	*	Whiting Petroleum Corp	609,178
		TOTAL OIL AND GAS EXTRACTION	6,466,583

PAPER AND ALLIED PRODUCTS - 0.73%
13,579	e*	AbitibiBowater, Inc	279,863
9,352	*	Buckeye Technologies, Inc	116,900
4,900	*	Chesapeake Corp	25,431
11,414		Glatfelter	174,748
8,123	*	Mercer International, Inc	63,603
1,176		Neenah Paper, Inc	34,280
8,830		Rock-Tenn Co (Class A)	224,370
3,870		Schweitzer-Mauduit International, Inc	100,272
10,955		Wausau Paper Corp	98,485
		TOTAL PAPER AND ALLIED PRODUCTS	1,117,952

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
PERSONAL SERVICES - 0.57%
4,921	*	Coinstar, Inc	$138,526
5,422		G & K Services, Inc (Class A)	203,433
1,364	e	Jackson Hewitt Tax Service, Inc	43,307
11,132		Regis Corp	311,251
1,032	*	Steiner Leisure Ltd	45,573
3,535		Unifirst Corp	134,330
		TOTAL PERSONAL SERVICES	876,420

PETROLEUM AND COAL PRODUCTS - 0.17%
950	*	CVR Energy Inc	23,693
1,355		Delek US Holdings, Inc	27,412
9,705	e*	Headwaters, Inc	113,937
2,749		WD-40 Co	104,380
		TOTAL PETROLEUM AND COAL PRODUCTS	269,422

PRIMARY METAL INDUSTRIES - 1.72%
3,263	*	Century Aluminum Co	176,006
2,188	*	Claymont Steel, Inc	51,090
1,223	*	CommScope, Inc	60,188
5,807	e	Encore Wire Corp	92,447
47	e*	Esmark, Inc	664
6,290	e	Gibraltar Industries, Inc	96,992
600	*	Horsehead Holding Corp	10,182
240	*	LB Foster Co (Class A)	12,415
9,311		Mueller Industries, Inc	269,926
2,098	e*	Northwest Pipe Co	82,116
2,226		Olympic Steel, Inc	70,586
9,279		Quanex Corp	481,580
5,468		Schnitzer Steel Industries, Inc (Class A)	378,003
5,024	*	Superior Essex, Inc	120,576
3,966		Texas Industries, Inc	278,017
8,091		Tredegar Corp	130,103
845	*	Universal Stainless & Alloy	30,057
17,360		Worthington Industries, Inc	310,397
		TOTAL PRIMARY METAL INDUSTRIES	2,651,345

PRINTING AND PUBLISHING - 1.44%
9,803	*	ACCO Brands Corp	157,240
13,921		American Greetings Corp (Class A)	282,596
21,276		Belo (A.H.) Corp (Class A)	371,053
6,793		Bowne & Co, Inc	119,557
353	*	Consolidated Graphics, Inc	16,880
659		Courier Corp	21,754
1,972		CSS Industries, Inc	72,372
1,150	*	Dolan Media Co	33,546
6,300		Ennis, Inc	113,400
5,777	e	GateHouse Media, Inc	50,722
11,603		Journal Communications, Inc (Class A)	103,731
11,503	e	Lee Enterprises, Inc	168,519
5,443		Media General, Inc (Class A)	115,664
270		Multi-Color Corp	7,417
5,180	e*	Playboy Enterprises, Inc (Class B)	47,242
11,075		Primedia, Inc	94,138
3,236		Schawk, Inc	50,223
7,698	*	Scholastic Corp	268,583
3,384		Standard Register Co	39,457
7,259	e*	Sun-Times Media Group, Inc (Class A)	15,970

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,246	e*	Valassis Communications, Inc	$73,016
		TOTAL PRINTING AND PUBLISHING	2,223,080

RAILROAD TRANSPORTATION - 0.06%
3,681	*	Genesee & Wyoming, Inc (Class A)	88,970
		TOTAL RAILROAD TRANSPORTATION	88,970

REAL ESTATE - 0.23%
5,300		DuPont Fabros Technology Inc	103,880
23,905		Stewart Enterprises, Inc (Class A)	212,755
1,227	*	Stratus Properties, Inc	41,644
		TOTAL REAL ESTATE	358,279

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.52%
15,501		Cooper Tire & Rubber Co	257,007
6,872		Schulman (A.), Inc	148,092
8,236		Spartech Corp	116,128
2,216	e*	Trex Co, Inc	18,858
7,789		Tupperware Corp	257,271
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	797,356

SECURITY AND COMMODITY BROKERS - 1.02%
5,006		Calamos Asset Management, Inc (Class A)	149,079
3,813	*	Cowen Group, Inc	36,262
1,320	*	Duff & Phelps Corp	25,978
2,025		Evercore Partners, Inc (Class A)	43,639
5,600	*	FBR Capital Markets Corp	53,648
1,040		GAMCO Investors, Inc (Class A)	71,968
5,645	e*	Interactive Brokers Group, Inc (Class A)	182,446
6,784	*	KBW, Inc	173,603
15,042	*	Knight Capital Group, Inc (Class A)	216,605
13,112	e*	LaBranche & Co, Inc	66,084
330	*	Penson Worldwide, Inc	4,736
4,390	*	Piper Jaffray Cos	203,345
1,090	e	Pzena Investment Management Inc	12,426
4,338	e	Sanders Morris Harris Group, Inc	44,465
4,975		SWS Group, Inc	63,033
5,423	*	Thomas Weisel Partners Group, Inc	74,458
3,540		Waddell & Reed Financial, Inc (Class A)	127,759
3,294	*	WP Stewart & Co Ltd	16,832
		TOTAL SECURITY AND COMMODITY BROKERS	1,566,366

SOCIAL SERVICES - 0.14%
4,239	*	Capital Senior Living Corp	42,093
852	*	Providence Service Corp	23,975
6,200	*	Res-Care, Inc	155,992
		TOTAL SOCIAL SERVICES	222,060

SPECIAL TRADE CONTRACTORS - 0.56%
7,989	*	AsiaInfo Holdings, Inc	87,879
462		Chemed Corp	25,817
8,991		Comfort Systems USA, Inc	114,905
5,229	*	Dycom Industries, Inc	139,353
15,698	*	EMCOR Group, Inc	370,944
6,724	e*	Insituform Technologies, Inc (Class A)	99,515
1,748	e*	Integrated Electrical Services, Inc	32,845
		TOTAL SPECIAL TRADE CONTRACTORS	871,258

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
STONE, CLAY, AND GLASS PRODUCTS - 0.07%
1,158	*	Cabot Microelectronics Corp	$41,584
3,205		Libbey, Inc	50,767
5,915	*	US Concrete, Inc	19,697
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	112,048

TEXTILE MILL PRODUCTS - 0.07%
3,834	e	Oxford Industries, Inc	98,802
2,651		Xerium Technologies, Inc	13,785
		TOTAL TEXTILE MILL PRODUCTS	112,587

TOBACCO PRODUCTS - 0.26%
6,772		Universal Corp	346,862
2,764	e	Vector Group Ltd	55,446
		TOTAL TOBACCO PRODUCTS	402,308

TRANSPORTATION BY AIR - 1.09%
14,476	*	ABX Air, Inc	60,510
10,162	*	Alaska Air Group, Inc	254,152
3,282	*	Atlas Air Worldwide Holdings, Inc	177,950
5,082	e*	Bristow Group, Inc	287,895
12,958	e*	ExpressJet Holdings, Inc	32,136
38,693	*	JetBlue Airways Corp	228,289
1,787	*	PHI, Inc	55,433
8,305	*	Republic Airways Holdings, Inc	162,695
15,285		Skywest, Inc	410,402
		TOTAL TRANSPORTATION BY AIR	1,669,462

TRANSPORTATION EQUIPMENT - 1.75%
5,217		A.O. Smith Corp	182,856
578	*	AAR Corp	21,981
6,099	*	Accuride Corp	47,938
5,555	*	Aftermarket Technology Corp	151,429
11,240		American Axle & Manufacturing Holdings, Inc	209,289
3,111	e	Arctic Cat, Inc	37,145
17,580	e	ArvinMeritor, Inc	206,213
6,491		Clarcor, Inc	246,463
12,232		Federal Signal Corp	137,243
2,819	e	Freightcar America, Inc	98,665
3,932		Greenbrier Cos, Inc	87,526
5,973	e	Group 1 Automotive, Inc	141,859
3,970		Kaman Corp	146,136
1,901	*	Miller Industries, Inc	26,025
7,404	e	Monaco Coach Corp	65,748
2,297	*	Orbital Sciences Corp	56,322
1,397	e	Polaris Industries, Inc	66,735
3,934		Standard Motor Products, Inc	32,101
5,621	e	Superior Industries International, Inc	102,134
8,990	*	Tenneco, Inc	234,369
3,234	e	Triumph Group, Inc	266,320
15,604	e*	Visteon Corp	68,502
7,575		Wabash National Corp	58,252
632	e	Winnebago Industries, Inc	13,285
		TOTAL TRANSPORTATION EQUIPMENT	2,704,536

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION SERVICES - 0.32%
1,243	*	Ambassadors International, Inc	$18,123
12,855	*	Lear Corp	355,569
2,990	*	Orbitz Worldwide, Inc	25,415
5,984		Pacer International, Inc	87,366
		TOTAL TRANSPORTATION SERVICES	486,473

TRUCKING AND WAREHOUSING - 0.43%
5,550	e	Arkansas Best Corp	121,767
1,649		Forward Air Corp	51,399
9,600		Heartland Express, Inc	136,128
3,662	*	Marten Transport Ltd	51,085
395	e*	Old Dominion Freight Line	9,128
390	e*	Patriot Transportation Holding, Inc	35,970
3,315	*	Saia, Inc	44,090
729	*	Universal Truckload Services, Inc	13,968
11,742	e	Werner Enterprises, Inc	199,966
		TOTAL TRUCKING AND WAREHOUSING	663,501

WATER TRANSPORTATION - 1.08%
8,406		Eagle Bulk Shipping, Inc	223,179
4,740	e	Genco Shipping & Trading Ltd	259,562
7,045	e	General Maritime Corp	172,250
6,934		Golar LNG Ltd	153,380
5,748	*	Gulfmark Offshore, Inc	268,949
5,788	*	Hornbeck Offshore Services, Inc	260,171
250		Knightsbridge Tankers Ltd	6,038
7,375	e	Nordic American Tanker Shipping	242,048
1,204	e*	TBS International Ltd (Class A)	39,804
2,504	e*	Ultrapetrol Bahamas Ltd	42,593
		TOTAL WATER TRANSPORTATION	1,667,974

WHOLESALE TRADE-DURABLE GOODS - 1.23%
6,619		Agilysys, Inc	100,079
8,951		Applied Industrial Technologies, Inc	259,758
1,102		Barnes Group, Inc	36,796
841	*	Beacon Roofing Supply, Inc	7,081
2,910	e*	BlueLinx Holdings, Inc	11,436
6,747	e	Building Material Holding Corp	37,311
2,256		Castle (A.M.) & Co	61,341
5,447	*	Digi International, Inc	77,293
6,860	*	Genesis Microchip, Inc	58,790
630	e*	Hansen Medical, Inc	18,862
27,028		IKON Office Solutions, Inc	351,905
12,165	*	Insight Enterprises, Inc	221,890
4,078	*	Interline Brands, Inc	89,349
931		Lawson Products, Inc	35,304
8,365		Owens & Minor, Inc	354,927
8,240	e	PEP Boys-Manny Moe & Jack	94,595
1,985	*	Solera Holdings, Inc	49,188
320	*	TomoTherapy, Inc	6,259
3,396	e*	West Marine, Inc	30,496
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,902,660

WHOLESALE TRADE-NONDURABLE GOODS - 1.06%
3,960		Andersons, Inc	177,408
1,390	e*	Central European Distribution Corp	80,731
2,219	e*	Core-Mark Holding Co, Inc	63,730

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,690	*	Fresh Del Monte Produce, Inc	$258,230
9,917	*	Hain Celestial Group, Inc	317,344
2,496		Kenneth Cole Productions, Inc (Class A)	43,655
4,296	e	K-Swiss, Inc (Class A)	77,758
830	e*	Maui Land & Pineapple Co, Inc	24,161
1,909	e	Nash Finch Co	67,350
4,166		Nu Skin Enterprises, Inc (Class A)	68,447
902	*	Nuco2, Inc	22,460
2,655	*	Perry Ellis International, Inc	40,834
4,345	*	School Specialty, Inc	150,120
8,839	e*	Source Interlink Cos, Inc	25,456
3,558		Spartan Stores, Inc	81,300
2,495	*	United Stationers, Inc	115,294
1,448	*	Zep Inc	20,042
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,634,320

		TOTAL COMMON STOCKS	153,064,547
		(Cost $163,439,088)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 5.67%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.07%
$ 110,000		Federal Home Loan Bank (FHLB), 01/02/08	110,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	110,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.60%
8,635,071		State Street Navigator Securities Lending Prime Portfolio	8,635,071
			8,635,071
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $8,745,061)	8,745,071

		TOTAL PORTFOLIO - 104.99%
		(Cost $172,184,149)	161,809,618

		OTHER ASSETS & LIABILITIES, NET - (4.99)%	(7,688,791)

		NET ASSETS - 100.00%	$154,120,827

	*	Non-income producing
	b	In bankruptcy
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $17,752.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

		At December 31, 2007, the unrealized depreciation on investments was $10,374,531 consisting of
		gross unrealized appreciation of $15,061,337 and gross unrealized depreciation of $25,435,868.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL -CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.05%

AGRICULTURAL PRODUCTION-CROPS - 0.06%
7,523	e*	Chiquita Brands International, Inc	$138,348
		TOTAL AGRICULTURAL PRODUCTION-CROPS	138,348

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.16%
2,266	e	Cal-Maine Foods, Inc	60,117
7,178	e	Pilgrim's Pride Corp	207,803
71		Seaboard Corp	104,370
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	372,290

AGRICULTURAL SERVICES - 0.02%
2,197	e*	Cadiz, Inc	46,137
		TOTAL AGRICULTURAL SERVICES	46,137

AMUSEMENT AND RECREATION SERVICES - 0.95%
9,474	e*	Bally Technologies, Inc	471,047
1,677		Churchill Downs, Inc	90,508
2,800		Dover Downs Gaming & Entertainment, Inc	31,500
3,453	*	Lakes Entertainment, Inc	23,929
6,109	*	Leapfrog Enterprises, Inc	41,114
5,949	*	Life Time Fitness, Inc	295,546
13,045	*	Live Nation, Inc	189,413
3,931	e*	MTR Gaming Group, Inc	26,691
12,657	*	Magna Entertainment Corp	12,277
8,816	e*	Marvel Entertainment, Inc	235,475
4,287	e*	Multimedia Games, Inc	35,754
10,612	*	Pinnacle Entertainment, Inc	250,019
12,941	e*	Six Flags, Inc	26,270
2,499		Speedway Motorsports, Inc	77,669
2,942	*	Town Sports International Holdings, Inc	28,126
7,223	e*	WMS Industries, Inc	264,651
14,795	*	Westwood One, Inc	29,442
4,012		World Wrestling Entertainment, Inc	59,217
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,188,648

APPAREL AND ACCESSORY STORES - 1.33%
13,788	*	Aeropostale, Inc	365,382
4,189		Bebe Stores, Inc	53,871
7,945		Brown Shoe Co, Inc	120,526
2,509		Buckle, Inc	82,797
2,345	*	Cache, Inc	21,902
10,386	*	Carter's, Inc	200,969
6,292	*	Casual Male Retail Group, Inc	32,593
5,314		Cato Corp (Class A)	83,217
4,489	*	Charlotte Russe Holding, Inc	72,497
21,917	e*	Charming Shoppes, Inc	118,571
4,072	e*	Children's Place Retail Stores, Inc	105,587
6,439		Christopher & Banks Corp	73,727
2,440	e*	Citi Trends, Inc	37,674
11,610	*	Collective Brands, Inc	201,898

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,689	e*	DSW, Inc (Class A)	$50,446
8,401	*	Dress Barn, Inc	105,097
5,578	*	Eddie Bauer Holdings, Inc	35,420
7,974	*	Finish Line, Inc (Class A)	19,297
8,030	*	HOT Topic, Inc	46,735
6,923	*	J Crew Group, Inc	333,758
3,265	e*	JOS A Bank Clothiers, Inc	92,889
4,550	*	Jo-Ann Stores, Inc	59,514
3,861	*	New York & Co, Inc	24,633
12,485	*	Pacific Sunwear Of California, Inc	176,163
1,662	e*	Shoe Carnival, Inc	23,451
7,727		Stage Stores, Inc	114,360
1,560	e	Syms Corp	23,556
4,057	e	Talbots, Inc	47,954
4,360	*	Tween Brands, Inc	115,453
4,398	*	Under Armour, Inc (Class A)	192,061
14,440	*	Wet Seal, Inc (Class A)	33,645
		TOTAL APPAREL AND ACCESSORY STORES	3,065,643

APPAREL AND OTHER TEXTILE PRODUCTS - 0.47%
2,543	e	Columbia Sportswear Co	112,121
2,368	*	G-III Apparel Group Ltd	34,975
5,469	*	Gymboree Corp	166,586
4,611	e	Kellwood Co	76,727
2,270	e*	Lululemon Athletica, Inc	107,530
3,783	*	Maidenform Brands, Inc	51,184
22,112	*	Quiksilver, Inc	189,721
2,321	e*	True Religion Apparel, Inc	49,553
8,230	*	Warnaco Group, Inc	286,404
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,074,801

AUTO REPAIR, SERVICES AND PARKING - 0.31%
1,776	*	Amerco, Inc	116,648
4,014	e*	Dollar Thrifty Automotive Group, Inc	95,052
13,136	*	Exide Technologies	105,088
2,652	*	Midas, Inc	38,878
3,069		Monro Muffler, Inc	59,815
913	*	Standard Parking Corp	44,271
7,101	*	Wright Express Corp	252,014
		TOTAL AUTO REPAIR, SERVICES AND PARKING	711,766

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.17%
4,529		Asbury Automotive Group, Inc	68,161
7,210	e*	CSK Auto Corp	36,122
2,796		Lithia Motors, Inc (Class A)	38,389
2,928	e*	MarineMax, Inc	45,384
5,883	e*	Rush Enterprises, Inc (Class A)	106,953
5,507		Sonic Automotive, Inc (Class A)	106,616
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	401,625

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.04%
2,920	e*	Builders FirstSource, Inc	21,082
12,835	*	Central Garden and Pet Co (Class A)	68,796
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	89,878

BUSINESS SERVICES - 10.71%
69,223	*	3Com Corp	312,888

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,889	e*	3D Systems Corp	$44,606
7,705		ABM Industries, Inc	157,105
6,604	e*	ACI Worldwide, Inc	125,740
6,163	*	AMN Healthcare Services, Inc	105,819
1,240	e*	athenahealth, Inc	44,640
8,242		Aaron Rents, Inc	158,576
4,946	*	Acacia Research (Acacia Technologies)	44,415
11,085	*	Actuate Corp	86,130
4,166		Administaff, Inc	117,814
3,080	e*	Advent Software, Inc	166,628
5,288	*	American Reprographics Co	87,146
3,021	*	Ansoft Corp	78,093
13,789	*	Ansys, Inc	571,692
5,004		Arbitron, Inc	208,016
13,939	e*	Ariba, Inc	155,420
22,754	*	Art Technology Group, Inc	98,297
15,667	*	Aspen Technology, Inc	254,119
2,804	e	Asset Acceptance Capital Corp	29,190
8,974	*	Avocent Corp	209,184
9,187	e*	BPZ Energy, Inc	102,711
1,998	e*	Bankrate, Inc	96,084
1,514		Barrett Business Services	27,267
35,975	*	BearingPoint, Inc	101,809
7,816		Blackbaud, Inc	219,161
5,078	*	Blackboard, Inc	204,390
960	*	BladeLogic, Inc	28,387
4,950	*	Blue Coat Systems, Inc	162,707
12,041	e*	Borland Software Corp	36,243
3,745	*	Bottomline Technologies, Inc	52,430
8,964		Brady Corp (Class A)	314,547
5,492	*	CACI International, Inc (Class A)	245,877
1,263	*	Cavium Networks, Inc	29,074
8,433	*	CBIZ, Inc	82,728
8,666	*	CMGI, Inc	113,438
26,897	e*	CNET Networks, Inc	245,839
6,196	*	Commvault Systems, Inc	131,231
3,105	*	COMSYS IT Partners, Inc	48,997
7,211	*	CSG Systems International, Inc	106,146
1,904	*	Capella Education Co	124,636
6,135	*	Chordiant Software, Inc	52,454
9,652	*	Ciber, Inc	58,974
2,421	e*	Clayton Holdings, Inc	12,517
3,411	*	CoStar Group, Inc	161,170
8,883	*	Cogent Communications Group, Inc	210,616
7,747	e*	Cogent, Inc	86,379
7,864		Cognex Corp	158,460
3,722		Compass Diversified Trust	55,458
1,180	*	Compellent Technologies Inc	14,195
1,684		Computer Programs & Systems, Inc	38,294
7,601	*	Concur Technologies, Inc	275,232
1,290	*	Constant Contact Inc	27,735
11,398	*	Cybersource Corp	202,542
1,780	*	Double-Take Software, Inc	38,662
1,670	*	Data Domain, Inc	43,988
6,327	*	DealerTrack Holdings, Inc	211,765
1,600	*	Deltek, Inc	24,368
9,230		Deluxe Corp	303,575

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,810	*	Dice Holdings, Inc	$22,452
7,347	*	Digital River, Inc	242,965
3,996	*	DivX, Inc	55,944
4,414	*	DynCorp International, Inc (Class A)	118,648
4,655	*	EPIQ Systems, Inc	81,044
21,930	*	Earthlink, Inc	155,045
5,162	*	Echelon Corp	106,544
8,118	*	Eclipsys Corp	205,467
3,079		Electro Rent Corp	45,723
10,291	*	Epicor Software Corp	121,228
6,394	*	Equinix, Inc	646,242
15,875	e*	Evergreen Energy, Inc	35,401
4,096	*	ExlService Holdings, Inc	94,536
3,293		FTD Group, Inc	42,414
5,522	*	FalconStor Software, Inc	62,178
1,656	*	First Advantage Corp (Class A)	27,274
2,712	*	Forrester Research, Inc	75,990
12,264	*	Gartner, Inc	215,356
4,076	*	Gerber Scientific, Inc	44,021
4,892	e	Gevity HR, Inc	37,619
8,367	e*	Global Cash Access, Inc	50,704
3,050	*	Global Sources Ltd	86,079
790	*	Guidance Software, Inc	11,013
3,020	*	H&E Equipment Services, Inc	57,018
3,735	*	HMS Holdings Corp	124,039
2,290	e*	HSW International Inc	14,267
7,397	e	Healthcare Services Group	156,668
2,911		Heartland Payment Systems, Inc	78,015
3,199		Heidrick & Struggles International, Inc	118,715
13,997		Jack Henry & Associates, Inc	340,687
4,427	*	Hudson Highland Group, Inc	37,231
9,660	*	Hypercom Corp	48,107
1,549	e*	ICT Group, Inc	18,511
5,591	*	IHS, Inc (Class A)	338,591
2,119	e	Imergent, Inc	22,440
15,537	*	Informatica Corp	279,977
5,867		Infospace, Inc	110,300
3,997	*	Innerworkings, Inc	68,988
1,950	e*	Innovative Solutions & Support, Inc	18,896
1,649	*	Integral Systems, Inc	38,356
6,415		Interactive Data Corp	211,759
2,290	*	Interactive Intelligence, Inc	60,342
8,695	*	Internap Network Services Corp	72,429
6,472	*	Internet Capital Group, Inc	75,981
7,796	*	Interwoven, Inc	110,859
9,282	e*	Ipass, Inc	37,685
4,559	*	JDA Software Group, Inc	93,277
3,766		Kelly Services, Inc (Class A)	70,274
4,598	*	Kenexa Corp	89,293
2,790	*	Keynote Systems, Inc	39,200
5,896	*	Kforce, Inc	57,486
4,943	e*	Knot, Inc	78,791
8,474	*	Korn/Ferry International	159,481
21,945	*	Lawson Software, Inc	224,717
3,060	e*	Limelight Networks, Inc	21,083
11,752	*	Lionbridge Technologies	41,720
2,075	*	Liquidity Services, Inc	26,768

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,280	*	LivePerson, Inc	$38,875
3,297	*	LoJack Corp	55,423
18,239	*	MPS Group, Inc	199,535
7,765	*	MSC.Software Corp	100,867
7,100	*	Magma Design Automation, Inc	86,691
4,568	*	Manhattan Associates, Inc	120,412
3,468	*	Mantech International Corp (Class A)	151,968
5,085	e	Marchex, Inc (Class B)	55,223
15,925	*	Mentor Graphics Corp	171,672
1,705	*	MicroStrategy, Inc (Class A)	162,146
5,572	e*	Midway Games, Inc	15,379
1,820	*	Monotype Imaging Holdings, Inc	27,609
18,934	*	Move, Inc	46,388
7,498		NIC, Inc	63,283
6,173	*	Ness Technologies, Inc	56,977
8,346	e*	NetFlix, Inc	222,171
4,554	*	Network Equipment Technologies, Inc	38,345
23,434	*	Nuance Communications, Inc	437,747
6,095	*	Omniture, Inc	202,903
5,691	*	On Assignment, Inc	39,894
5,224	*	Online Resources Corp	62,270
18,565	e*	OpenTV Corp (Class A)	24,506
3,657	*	PDF Solutions, Inc	32,950
1,300	*	PROS Holdings, Inc	25,506
6,048	*	Packeteer, Inc	37,256
20,429	*	Parametric Technology Corp	364,658
2,294		Pegasystems, Inc	27,367
4,304	*	PeopleSupport, Inc	58,879
5,203	*	Perficient, Inc	81,895
15,524	*	Perot Systems Corp (Class A)	209,574
7,311	*	Phase Forward, Inc	159,014
2,700	e	Portfolio Recovery Associates, Inc	107,109
10,986	*	Premiere Global Services, Inc	163,142
7,297	*	Progress Software Corp	245,763
1,692	e	Protection One, Inc	20,118
2,069		QAD, Inc	19,324
3,025	e	Quality Systems, Inc	92,232
12,131	*	Quest Software, Inc	223,696
4,052	*	RSC Holdings, Inc	50,853
4,631	*	Radiant Systems, Inc	79,792
4,264	*	Radisys Corp	57,138
5,624	*	Raser Technologies, Inc	83,516
17,460	e*	RealNetworks, Inc	106,331
1,508	e	Renaissance Learning, Inc	21,112
12,515	*	Rent-A-Center, Inc	181,718
3,158	*	RightNow Technologies, Inc	50,054
7,735		Rollins, Inc	148,512
9,169	*	S1 Corp	66,934
2,271	*	SI International, Inc	62,384
3,270	*	SPSS, Inc	117,426
7,346	*	SRA International, Inc (Class A)	216,340
2,686	*	SYNNEX Corp	52,646
14,493	*	Sapient Corp	127,683
7,929	e*	Secure Computing Corp	76,118
5,133	e*	Smith Micro Software, Inc	43,477
4,783	*	Sohu.com, Inc	260,769
11,510	*	SonicWALL, Inc	123,387

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
47,541	e*	Sonus Networks, Inc	$277,164
11,615		Sotheby's	442,532
946	*	Sourcefire, Inc	7,890
9,585	*	Spherion Corp	69,779
3,716	e*	Stratasys, Inc	96,021
1,930	e*	SuccessFactors Inc	22,813
16,239	*	Sybase, Inc	423,676
5,850	*	SYKES Enterprises, Inc	105,300
3,269	e*	Synchronoss Technologies, Inc	115,853
2,278	e	Syntel, Inc	87,749
2,807		TAL International Group, Inc	63,915
11,898	*	THQ, Inc	335,405
33,897	*	TIBCO Software, Inc	273,549
4,050		TNS, Inc	71,888
12,972	e*	Take-Two Interactive Software, Inc	239,333
2,908	*	Taleo Corp (Class A)	86,600
1,608	*	TechTarget, Inc	23,766
7,466	*	TeleTech Holdings, Inc	158,802
1,230	e	Textainer Group Holdings Ltd	17,872
3,922	e	TheStreet.com, Inc	62,438
918	*	Tiens Biotech Group USA, Inc	2,148
5,418	*	TradeStation Group, Inc	76,990
1,073	*	Travelzoo, Inc	14,679
8,111	*	Trizetto Group, Inc	140,888
7,718	*	TrueBlue, Inc	111,757
4,327	*	Ultimate Software Group, Inc	136,171
1,400	*	Unica Corp	12,950
11,866		United Online, Inc	140,256
1,293	*	Veraz Networks, Inc	6,232
17,524	*	Valueclick, Inc	383,776
4,753	*	Vasco Data Security International	132,704
3,579		Viad Corp	113,025
4,871	*	Vignette Corp	71,165
730	*	Virtusa Corp	12,651
3,483	*	Visual Sciences, Inc	64,366
2,430	*	Vocus, Inc	83,908
2,363	e*	Volt Information Sciences, Inc	43,148
8,000	*	Websense, Inc	135,840
13,518	*	Wind River Systems, Inc	120,716
3,125	e*	eSpeed, Inc (Class A)	35,313
2,792	*	i2 Technologies, Inc	35,179
3,941	*	iGate Corp	33,380
5,533	*	inVentiv Health, Inc	171,302
5,778		infoUSA, Inc	51,598
		TOTAL BUSINESS SERVICES	24,718,886

CHEMICALS AND ALLIED PRODUCTS - 8.10%
2,980	e*	AMAG Pharmaceuticals, Inc	179,187
5,102	e*	Acadia Pharmaceuticals, Inc	56,479
4,391	e*	Acorda Therapeutics, Inc	96,426
6,336	e*	Adams Respiratory Therapeutics, Inc	378,513
4,339	*	Albany Molecular Research, Inc	62,395
6,477	*	Alexion Pharmaceuticals, Inc	485,969
3,807	*	Alexza Pharmaceuticals, Inc	30,799
17,881	*	Alkermes, Inc	278,765
7,424	e*	Allos Therapeutics, Inc	46,697
6,186	*	Alnylam Pharmaceuticals, Inc	179,889

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,730	*	Alpharma, Inc (Class A)	$155,760
9,506	*	American Oriental Bioengineering, Inc	105,326
3,154		American Vanguard Corp	54,722
714	e*	Amicus Therapeutics, Inc	7,676
2,390	*	Animal Health International, Inc	29,397
4,321		Arch Chemicals, Inc	158,797
12,826	*	Arena Pharmaceuticals, Inc	100,428
7,262	e*	Arqule, Inc	42,120
8,360	e*	Array Biopharma, Inc	70,391
6,913	e*	Arrowhead Research Corp	26,131
5,647	*	Auxilium Pharmaceuticals, Inc	169,354
5,347	e*	Aventine Renewable Energy Holdings, Inc	68,228
3,173		Balchem Corp	71,012
3,329	*	Bentley Pharmaceuticals, Inc	50,235
1,980	e*	BioForm Medical, Inc	13,523
17,001	*	BioMarin Pharmaceuticals, Inc	601,835
2,061	*	BioMimetic Therapeutics, Inc	35,800
715	e*	Biodel, Inc	16,609
9,168	e*	Bionovo, Inc	15,677
2,349	e*	Bradley Pharmaceuticals, Inc	46,275
2,868	e*	Cadence Pharmaceuticals, Inc	42,618
9,777		CF Industries Holdings, Inc	1,076,057
7,111	e*	Calgon Carbon Corp	112,994
5,126		Cambrex Corp	42,956
1,725	*	Caraco Pharmaceutical Laboratories Ltd	29,584
13,646	*	Cell Genesys, Inc	31,386
3,012	*	Chattem, Inc	227,526
9,792	*	Cubist Pharmaceuticals, Inc	200,834
6,456	*	Cypress Bioscience, Inc	71,210
15,064	e*	CytRx Corp	42,782
6,459	*	Cytokinetics, Inc	30,551
14,954	e*	Dendreon Corp	93,014
15,867	e*	Discovery Laboratories, Inc	34,114
12,638	*	Durect Corp	81,262
4,332	*	Elizabeth Arden, Inc	88,156
770	*	Emergent Biosolutions, Inc	3,896
14,783	*	Encysive Pharmaceuticals, Inc	12,566
7,650	e*	Enzon Pharmaceuticals, Inc	72,905
7,715		Ferro Corp	159,932
2,751	e*	GTx, Inc	39,477
13,758	*	GenVec, Inc	20,224
5,531	e	Georgia Gulf Corp	36,615
12,494	*	Geron Corp	70,966
10,790		H.B. Fuller Co	242,236
11,473	e*	Halozyme Therapeutics, Inc	81,573
20,736		Hercules, Inc	401,242
23,877	*	Human Genome Sciences, Inc	249,276
6,731	*	Idenix Pharmaceuticals, Inc	18,174
12,245	*	Immucor, Inc	416,208
10,133	e*	Indevus Pharmaceuticals, Inc	70,424
3,645		Innophos Holdings, Inc	54,238
4,414		Innospec, Inc	75,744
1,648	e	Inter Parfums, Inc	29,615
5,314	e*	InterMune, Inc	70,836
11,970	*	Inverness Medical Innovations, Inc	672,475
8,079	e*	Javelin Pharmaceuticals, Inc	30,215
990	e*	Jazz Pharmaceuticals, Inc	14,553

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,289	*	KV Pharmaceutical Co (Class A)	$179,488
2,678		Kaiser Aluminum Corp	212,847
7,187	e*	Keryx Biopharmaceuticals, Inc	60,371
3,118		Koppers Holdings, Inc	134,822
417	e	Kronos Worldwide, Inc	7,277
3,817	*	Landec Corp	51,148
14,425	e	Ligand Pharmaceuticals, Inc (Class B)	69,673
770	*	MAP Pharmaceuticals Inc	13,483
14,054	*	MGI Pharma, Inc	569,609
9,324	e*	MannKind Corp	74,219
2,535	e	Mannatech, Inc	16,021
5,716	*	Martek Biosciences Corp	169,079
22,396	e*	Medarex, Inc	233,366
9,192	*	Medicines Co	176,119
9,933	e	Medicis Pharmaceutical Corp (Class A)	257,960
3,586	e*	Medivation, Inc	51,638
7,061		Meridian Bioscience, Inc	212,395
3,395		Minerals Technologies, Inc	227,295
8,684	e*	Minrad International, Inc	28,223
830	e*	Molecular Insight Pharmaceuticals, Inc	7,520
4,508	*	Momenta Pharmaceuticals, Inc	32,187
1,246	e	NL Industries, Inc	14,242
10,196	*	Nabi Biopharmaceuticals	36,808
1,300	*	Nanosphere Inc	18,187
6,133	*	Nastech Pharmaceutical Co, Inc	23,305
6,383	*	Neurocrine Biosciences, Inc	28,979
2,643		NewMarket Corp	147,189
1,263	*	Novacea, Inc	3,764
4,412	e*	Noven Pharmaceuticals, Inc	61,239
5,296	*	OM Group, Inc	304,732
10,256	e*	OSI Pharmaceuticals, Inc	497,519
790	*	Obagi Medical Products, Inc	14,449
13,108		Olin Corp	253,378
2,476	*	Omrix Biopharmaceuticals, Inc	86,016
9,729	*	Onyx Pharmaceuticals, Inc	541,127
8,126	*	OraSure Technologies, Inc	72,240
1,041	e*	Orexigen Therapeutics, Inc	14,834
2,594	e*	Osiris Therapeutics, Inc	31,180
5,939	e*	Pacific Ethanol, Inc	48,759
5,895	*	Pain Therapeutics, Inc	62,487
6,080	*	Par Pharmaceutical Cos, Inc	145,920
4,947	*	Parexel International Corp	238,940
4,016	*	Penwest Pharmaceuticals Co	23,494
13,662		Perrigo Co	478,307
3,751	*	PetMed Express, Inc	45,387
4,897	*	PharMerica Corp	67,970
4,625	*	Pharmion Corp	290,728
16,386	*	PolyOne Corp	107,820
5,000	*	Poniard Pharmaceuticals, Inc	22,050
4,511	*	Pozen, Inc	54,132
6,061	*	Prestige Brands Holdings, Inc	45,336
4,574	e*	Progenics Pharmaceuticals, Inc	82,652
2,153	*	Protalix BioTherapeutics, Inc	7,320
5,113	*	Quidel Corp	99,550
31,604	*	Revlon, Inc (Class A)	37,293
6,235	*	Rockwood Holdings, Inc	207,127
8,372	e*	Salix Pharmaceuticals Ltd	65,971

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,181	*	Santarus, Inc	$25,248
6,270	*	Sciele Pharma, Inc	128,222
8,362		Sensient Technologies Corp	236,477
2,360	*	Somaxon Pharmaceuticals, Inc	12,296
1,007		Stepan Co	32,758
700	*	Sucampo Pharmaceuticals Inc	12,838
9,451	*	SuperGen, Inc	34,496
2,693	e*	SurModics, Inc	146,149
714	e*	Synta Pharmaceuticals Corp	4,784
6,632		Tronox, Inc (Class B)	57,367
6,865	e*	Tercica, Inc	46,545
1,930	e*	Trubion Pharmaceuticals, Inc	19,300
9,149		UAP Holding Corp	353,151
2,340	e*	Ulta Salon Cosmetics & Fragrance, Inc	40,131
2,400	*	US BioEnergy Corp	28,104
1,522	e*	USANA Health Sciences, Inc	56,436
19,110	e*	USEC, Inc	171,990
3,697	*	United Therapeutics Corp	361,012
16,897	*	Valeant Pharmaceuticals International	202,257
4,325	e*	Vanda Pharmaceuticals, Inc	29,756
7,080	e*	Verasun Energy Corp	108,182
11,965	e*	Viropharma, Inc	95,002
3,387	*	Visicu, Inc	40,204
12,466	*	WR Grace & Co	326,360
24,062	*	XOMA Ltd	81,570
3,807	*	Xenoport, Inc	212,735
6,906	e*	Zymogenetics, Inc	80,593
		TOTAL CHEMICALS AND ALLIED PRODUCTS	18,691,983

COAL MINING - 0.22%
11,654	*	Alpha Natural Resources, Inc	378,522
22,598	e*	International Coal Group, Inc	121,125
		TOTAL COAL MINING	499,647

COMMUNICATIONS - 2.44%
7,589		Alaska Communications Systems Group, Inc	113,835
5,490	e*	Anixter International, Inc	341,862
1,617	e*	Aruba Networks, Inc	24,109
1,654		Atlantic Tele-Network, Inc	55,872
3,540	*	Audiovox Corp (Class A)	43,896
9,291	*	Brightpoint, Inc	142,710
3,687	*	Cbeyond Communications, Inc	143,756
4,241		Centennial Communications Corp	39,399
72,688	e*	Charter Communications, Inc (Class A)	85,045
44,050	*	Cincinnati Bell, Inc	209,238
30,300	e	Citadel Broadcasting Corp	62,418
3,452		Consolidated Communications Holdings, Inc	68,695
5,527	*	Cox Radio, Inc (Class A)	67,153
3,482	e*	Crown Media Holdings, Inc (Class A)	22,633
5,014	*	Cumulus Media, Inc (Class A)	40,313
2,799	*	DG FastChannel,Inc	71,766
6,203		Emmis Communications Corp (Class A)	23,882
5,821		Entercom Communications Corp (Class A)	79,689
11,498	*	Entravision Communications Corp (Class A)	90,029
6,171	e	Fairpoint Communications, Inc	80,346
20,767	*	FiberTower Corp	47,349
1,113	*	Fisher Communications, Inc	42,249

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
25,911	*	Foundry Networks, Inc	$453,961
9,532	*	General Communication, Inc (Class A)	83,405
3,248	*	GeoEye, Inc	109,295
6,340	e*	Global Crossing Ltd	139,797
3,460	e*	Globalstar, Inc	27,680
2,795	*	Golden Telecom, Inc	282,155
7,157		Gray Television, Inc	57,399
4,154	*	Harris Stratex Networks, Inc (Class A)	69,372
1,138	*	Hughes Communications, Inc	62,146
514	e*	Hungarian Telephone & Cable	9,093
18,015	*	ICO Global Communications Holdings Ltd	57,288
8,078	e	IDT Corp (Class B)	68,259
5,796		Ibasis, Inc	29,733
5,637	e	Iowa Telecommunications Services, Inc	91,658
4,407	*	Knology, Inc	56,321
4,800	*	Lin TV Corp (Class A)	58,416
4,042	e*	Lodgenet Entertainment Corp	70,492
7,550	*	Mastec, Inc	76,784
8,933	e*	Mediacom Communications Corp (Class A)	41,002
4,932		NTELOS Holdings Corp	146,431
1,190	*	Neutral Tandem Inc	22,634
2,364	*	Nexstar Broadcasting Group, Inc (Class A)	21,607
5,361	e*	Nextwave Wireless, Inc	28,842
2,667	e*	North Pittsburgh Systems, Inc	60,514
5,787	*	Novatel Wireless, Inc	93,749
4,755	*	Orbcomm, Inc	29,909
13,160	*	PAETEC Holding Corp	128,310
473		Preformed Line Products Co	28,144
5,209		RCN Corp	81,208
14,226	*	Radio One, Inc (Class D)	33,716
2,161	*	Rural Cellular Corp (Class A)	95,278
4,885	*	SAVVIS, Inc	136,340
2,281		Salem Communications Corp (Class A)	15,032
4,147		Shenandoah Telecom Co	99,445
8,744	e	Sinclair Broadcast Group, Inc (Class A)	71,788
8,253	e*	Spanish Broadcasting System, Inc (Class A)	15,268
2,583		SureWest Communications	44,169
2,280	*	Switch & Data Facilities Co, Inc	36,526
4,852	*	Syniverse Holdings, Inc	75,594
8,437	e*	Terremark Worldwide, Inc	54,841
17,337	e*	TiVo, Inc	144,591
3,958		USA Mobility, Inc	56,599
4,890	*	Virgin Mobile USA, Inc	43,472
13,802	e*	Vonage Holdings Corp	31,745
2,973		iPCS, Inc	106,998
8,774	*	j2 Global Communications, Inc	185,746
		TOTAL COMMUNICATIONS	5,628,996

DEPOSITORY INSTITUTIONS - 6.92%
2,256		1st Source Corp	39,051
2,281		Abington Bancorp, Inc	21,441
3,020		Alabama National Bancorp	234,986
3,928		Amcore Financial, Inc	89,166
2,954		AmericanWest Bancorp	52,079
2,417	e	Ameris Bancorp	40,726
3,255		Anchor Bancorp Wisconsin, Inc	76,558
6,040	*	Beneficial Mutual Bancorp, Inc	58,709

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,419	e	Bancfirst Corp	$60,804
4,885		Banco Latinoamericano de Exportaciones S.A.	79,674
2,010	*	Bancorp, Inc	27,055
9,826		Bank Mutual Corp	103,861
2,067		Bank of the Ozarks, Inc	54,155
7,731	e	BankAtlantic Bancorp, Inc (Class A)	31,697
4,040		BankFinancial Corp	63,913
5,035	e	BankUnited Financial Corp (Class A)	34,742
2,567	e	Banner Corp	73,750
1,920		Berkshire Hills Bancorp, Inc	49,920
6,586		Boston Private Financial Holdings, Inc	178,349
10,993		Brookline Bancorp, Inc	111,689
11,794		CVB Financial Corp	121,950
2,188	e	Capital City Bank Group, Inc	61,745
1,902		Capital Corp of the West	36,956
2,527		Capitol Bancorp Ltd	50,843
3,628	e	Cascade Bancorp	50,502
1,232	e	Cass Information Systems, Inc	41,161
9,098	e	Cathay General Bancorp	241,006
10,214	e*	Centennial Bank Holdings, Inc	59,037
1,574		Center Financial Corp	19,392
5,472		Central Pacific Financial Corp	101,013
4,409	e	Chemical Financial Corp	104,890
8,195		Chittenden Corp	291,906
13,300	e	Citizens Banking Corp	192,983
2,504	e	City Bank	56,140
3,045		City Holding Co	103,043
2,707	e	Clifton Savings Bancorp, Inc	26,529
3,191	e	CoBiz, Inc	47,450
3,212		Columbia Banking System, Inc	95,493
1,888	e*	Community Bancorp	32,795
5,344		Community Bank System, Inc	106,185
2,476		Community Trust Bancorp, Inc	68,164
6,660	e	Corus Bankshares, Inc	71,062
4,406		Dime Community Bancshares	56,265
2,712	*	Dollar Financial Corp	83,231
3,794	e	Downey Financial Corp	118,031
1,825	e	Enterprise Financial Services Corp	43,453
8,146	*	Euronet Worldwide, Inc	244,380
10,738	e	FNB Corp	157,849
2,286	e	First Bancorp	43,183
16,454		First Bancorp	119,950
4,719	e	First Busey Corp	93,719
6,247	e	First Charter Corp	186,535
13,165	e	First Commonwealth Financial Corp	140,207
4,594	e	First Community Bancorp, Inc	189,457
1,782		First Community Bancshares, Inc	56,828
5,724		First Financial Bancorp	65,254
3,727	e	First Financial Bankshares, Inc	140,322
2,305	e	First Financial Corp	65,324
2,037		First Financial Holdings, Inc	55,855
2,242		First Indiana Corp	71,744
3,079		First Merchants Corp	67,245
8,843		First Midwest Bancorp, Inc	270,596
17,918		First Niagara Financial Group, Inc	215,733
3,145		First Place Financial Corp	43,999
1,515	e*	First Regional Bancorp	28,618

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,625	e	First South Bancorp, Inc	$36,059
3,632		First State Bancorporation	50,485
2,426	e*	FirstFed Financial Corp	86,899
14,314		FirstMerit Corp	286,423
7,093	e	Flagstar Bancorp, Inc	49,438
3,629		Flushing Financial Corp	58,245
5,721	e*	Franklin Bank Corp	24,658
13,154	*	Fremont General Corp	46,039
6,960	e	Frontier Financial Corp	129,247
9,368	e	Glacier Bancorp, Inc	175,556
1,848	e	Great Southern Bancorp, Inc	40,582
2,072		Greene County Bancshares, Inc	39,782
4,754		Hancock Holding Co	181,603
7,259	e	Hanmi Financial Corp	62,573
5,457	e	Harleysville National Corp	79,508
2,256		Heartland Financial USA, Inc	41,894
2,258		Heritage Commerce Corp	41,525
2,094	e	Home Bancshares, Inc	43,911
2,291		Horizon Financial Corp	39,955
2,060		IBERIABANK Corp	96,305
872		Imperial Capital Bancorp, Inc	15,958
2,517		Independent Bank Corp	68,513
4,170	e	Independent Bank Corp	39,615
3,535		Integra Bank Corp	49,879
9,105		International Bancshares Corp	190,659
8,990	*	Investors Bancorp, Inc	127,119
3,777		Irwin Financial Corp	27,761
1,460	e	K-Fed Bancorp	14,731
4,696		KNBT Bancorp, Inc	72,412
3,801	e	Kearny Financial Corp	45,270
3,685	e	Lakeland Bancorp, Inc	42,709
2,165		Lakeland Financial Corp	45,249
6,489	e	MB Financial, Inc	200,056
2,788	e	Macatawa Bank Corp	23,949
3,318		MainSource Financial Group, Inc	51,628
3,457		Midwest Banc Holdings, Inc	42,936
636	e	NASB Financial, Inc	16,778
5,776		NBT Bancorp, Inc	131,808
3,668		Nara Bancorp, Inc	42,806
8,721		National Penn Bancshares, Inc	132,036
7,433	*	Net 1 UEPS Technologies, Inc	218,233
19,978	e	NewAlliance Bancshares, Inc	230,147
3,600	*	Northfield Bancorp Inc	38,952
3,294	e	Northwest Bancorp, Inc	87,522
11,813	e	Old National Bancorp	176,722
2,255	e	Old Second Bancorp, Inc	60,411
2,281	e	Omega Financial Corp	66,742
3,796		Oriental Financial Group, Inc	50,904
1,590	*	Oritani Financial Corp	19,557
4,234	e	PFF Bancorp, Inc	50,977
8,358	e	Pacific Capital Bancorp	168,247
2,146	e	Park National Corp	138,417
1,971		Peoples Bancorp, Inc	49,058
2,660	e*	Pinnacle Financial Partners, Inc	67,617
1,597		Preferred Bank	41,554
3,350	e	PrivateBancorp, Inc	109,378
6,311		Prosperity Bancshares, Inc	185,480

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,733	e	Provident Bankshares Corp	$122,629
10,965	e	Provident Financial Services, Inc	158,115
7,541	e	Provident New York Bancorp	97,430
1,554	e	QC Holdings, Inc	17,483
3,854		Renasant Corp	83,131
1,736		Republic Bancorp, Inc (Class A)	28,696
1,149		Rockville Financial, Inc	14,018
1,425		Roma Financial Corp	22,358
1,143		Royal Bancshares of Pennsylvania (Class A)	12,573
4,436	e	S&T Bancorp, Inc	122,611
2,147	e	S.Y. Bancorp, Inc	51,399
1,631		SCBT Financial Corp	51,654
6,094	*	SVB Financial Group	307,138
2,719	e	Sandy Spring Bancorp, Inc	75,643
541		Santander BanCorp	4,685
2,324	e	Seacoast Banking Corp of Florida	23,891
3,154	e	Security Bank Corp	28,828
1,533	e	Sierra Bancorp	38,156
5,276	*	Signature Bank	178,065
2,402		Simmons First National Corp (Class A)	63,653
13,187	e	South Financial Group, Inc	206,113
2,220	e	Southside Bancshares, Inc	45,421
2,535		Southwest Bancorp, Inc	46,467
2,921		Sterling Bancorp	39,842
13,234		Sterling Bancshares, Inc	147,691
4,648	*	Sterling Financial Corp	76,320
9,103		Sterling Financial Corp	152,839
1,766		Suffolk Bancorp	54,234
2,537	*	Sun Bancorp, Inc	40,034
6,911	e*	Superior Bancorp	37,112
15,139	e	Susquehanna Bancshares, Inc	279,163
1,089		Taylor Capital Group, Inc	22,216
4,158	*	Texas Capital Bancshares, Inc	75,884
3,030	e	TierOne Corp	67,115
1,161		Tompkins Trustco, Inc	45,047
2,529		Trico Bancshares	48,810
13,355	e	Trustco Bank Corp NY	132,482
8,705		Trustmark Corp	220,759
2,047		USB Holding Co, Inc	40,531
17,764	e	UCBH Holdings, Inc	251,538
5,504		UMB Financial Corp	211,133
10,896	e	Umpqua Holdings Corp	167,145
2,441	e	Union Bankshares Corp	51,603
6,809		United Bankshares, Inc	190,788
7,428	e	United Community Banks, Inc	117,362
5,459		United Community Financial Corp	30,134
1,674	e	United Security Bancshares	25,579
2,288	e	Univest Corp of Pennsylvania	48,300
1,720		ViewPoint Financial Group	28,432
3,206	e*	Virginia Commerce Bancorp	37,606
20,131	e	W Holding Co, Inc	24,359
1,041		WSFS Financial Corp	52,258
2,082		Washington Trust Bancorp, Inc	52,529
1,389	e*	Wauwatosa Holdings, Inc	17,807
4,480		WesBanco, Inc	92,288
2,586		West Coast Bancorp	47,841
5,337	e	Westamerica Bancorporation	237,763

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,726	e*	Western Alliance Bancorp	$51,167
1,676		Westfield Financial, Inc	16,257
2,516		Wilshire Bancorp, Inc	19,751
4,287	e	Wintrust Financial Corp	142,028
		TOTAL DEPOSITORY INSTITUTIONS	15,966,729

EATING AND DRINKING PLACES - 1.40%
4,804	*	AFC Enterprises	54,381
2,781	e*	BJ's Restaurants, Inc	45,219
2,306	*	Benihana, Inc (Class A)	29,402
6,359		Bob Evans Farms, Inc	171,248
2,698	e*	Buffalo Wild Wings, Inc	62,648
4,368		CBRL Group, Inc	141,480
4,927	*	CEC Entertainment, Inc	127,905
10,171	e	CKE Restaurants, Inc	134,257
5,169	*	California Pizza Kitchen, Inc	80,481
1,990	*	Carrols Restaurant Group, Inc	19,064
5,766	d,e *	Chipotle Mexican Grill, Inc (Class B)	709,506
17,463	*	Denny's Corp	65,486
7,811		Domino's Pizza, Inc	103,340
3,094	e	IHOP Corp	113,179
11,130	*	Jack in the Box, Inc	286,820
12,380	e*	Krispy Kreme Doughnuts, Inc	39,121
2,805	e	Landry's Restaurants, Inc	55,259
2,531	*	McCormick & Schmick's Seafood Restaurants, Inc	30,195
1,988	*	Morton's Restaurant Group, Inc	18,548
4,080		O'Charleys, Inc	61,118
4,565	*	PF Chang's China Bistro, Inc	104,265
3,815	*	Papa John's International, Inc	86,601
2,892	*	Red Robin Gourmet Burgers, Inc	92,515
9,233		Ruby Tuesday, Inc	90,022
3,394	e*	Ruth's Chris Steak House, Inc	30,342
10,946	*	Sonic Corp	239,717
9,217	e*	Texas Roadhouse, Inc (Class A)	101,940
5,126	e*	Steak N Shake Co	55,873
10,471	e	Triarc Cos (Class B)	91,726
		TOTAL EATING AND DRINKING PLACES	3,241,658

EDUCATIONAL SERVICES - 0.59%
950	*	American Public Education, Inc	39,691
15,412	*	Corinthian Colleges, Inc	237,345
10,559		DeVry, Inc	548,646
1,457	*	Lincoln Educational Services Corp	21,447
2,584		Strayer Education, Inc	440,779
4,123	e*	Universal Technical Institute, Inc	70,091
		TOTAL EDUCATIONAL SERVICES	1,357,999

ELECTRIC, GAS, AND SANITARY SERVICES - 3.69%
4,571		Allete, Inc	180,920
2,930		American Ecology Corp	68,796
3,159		American States Water Co	119,031
66,645	*	Aquila, Inc	248,586
9,382		Avista Corp	202,088
6,698		Black Hills Corp	295,382
2,720	e	CH Energy Group, Inc	121,149
3,478		California Water Service Group	128,756
3,827	*	Casella Waste Systems, Inc (Class A)	49,904

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,754		Central Vermont Public Service Corp	$54,093
1,666	*	Clean Energy Fuels Corp	25,223
2,977	*	Clean Harbors, Inc	153,911
10,608		Cleco Corp	294,902
2,641		Consolidated Water Co, Inc	66,527
6,536		Crosstex Energy, Inc	243,401
8,127	*	El Paso Electric Co	207,807
5,639		Empire District Electric Co	128,456
724	e*	EnerNOC, Inc	35,548
5,360	*	EnergySolutions Inc	144,666
1,353	e	EnergySouth, Inc	78,474
7,552		ITC Holdings Corp	426,084
7,820	e	Idacorp, Inc	275,420
3,840		Laclede Group, Inc	131,482
3,760	e	MGE Energy, Inc	133,367
1,120		Markwest Hydrocarbon, Inc	70,168
4,547		Metal Management, Inc	207,025
4,977		New Jersey Resources Corp	248,950
8,008	e	Nicor, Inc	339,139
6,517		NorthWestern Corp	192,252
4,793		Northwest Natural Gas Co	233,227
2,549		Ormat Technologies, Inc	140,220
5,288		Otter Tail Corp	182,965
13,639		PNM Resources, Inc	292,557
2,706	*	Pico Holdings, Inc	90,976
13,267		Piedmont Natural Gas Co, Inc	347,065
3,111	*	Pike Electric Corp	52,140
5,417		Portland General Electric Co	150,484
2,341	e	Resource America, Inc (Class A)	34,342
2,744	e	SJW Corp	95,134
5,238		South Jersey Industries, Inc	189,039
7,493		Southwest Gas Corp	223,067
4,186	e	Southwest Water Co	52,409
68	b,m,v*	Touch America Holdings, Inc	0
4,471		UIL Holdings Corp	165,203
6,246		Unisource Energy Corp	197,061
8,748		WGL Holdings, Inc	286,584
12,216	*	Waste Connections, Inc	377,474
942		Waste Industries USA, Inc	34,195
3,546	*	Waste Services, Inc	30,389
17,776		Westar Energy, Inc	461,109
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	8,507,147

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.16%
11,883	*	AMIS Holdings, Inc	119,068
6,135	*	ATMI, Inc	197,854
2,188	*	AZZ, Inc	62,030
3,883	*	Acme Packet, Inc	48,887
4,575	*	Actel Corp	62,495
7,722		Acuity Brands, Inc	347,490
20,892	*	Adaptec, Inc	70,615
10,472		Adtran, Inc	223,891
6,628	*	Advanced Analogic Technologies, Inc	74,764
6,364	*	Advanced Energy Industries, Inc	83,241
1,490	e*	Airvana, Inc	8,091
7,221	e*	American Superconductor Corp	197,422
18,605	e*	Amkor Technology, Inc	158,701

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
10,473	e*	Anadigics, Inc	$121,173
11,288	*	Applied Micro Circuits Corp	98,657
23,857	*	Arris Group, Inc	238,094
9,831	*	Atheros Communications, Inc	300,239
32,085	*	Avanex Corp	32,085
8,134		Baldor Electric Co	273,790
2,007		Bel Fuse, Inc (Class B)	58,745
12,918	*	Benchmark Electronics, Inc	229,036
1,760	e*	BigBand Networks, Inc	9,046
1,346	*	CPI International, Inc	23,017
6,398	e	CTS Corp	63,532
4,833	*	Ceradyne, Inc	226,813
7,012	*	Checkpoint Systems, Inc	182,172
16	m,v*	China Energy Savings Technology, Inc	1
4,116	*	Comtech Telecommunications Corp	222,305
85,367	e*	Conexant Systems, Inc	70,855
2,834		Cubic Corp	111,093
5,763	*	DSP Group, Inc	70,309
3,307	e*	DTS, Inc	84,560
5,292	*	Diodes, Inc	159,130
5,321	e*	Ditech Networks, Inc	18,464
2,649	*	EMS Technologies, Inc	80,106
5,191	*	Electro Scientific Industries, Inc	103,041
3,944	*	EnerSys	98,442
7,044	e*	Energy Conversion Devices, Inc	237,031
15,275	e*	Evergreen Solar, Inc	263,799
7,603	*	Exar Corp	60,596
48,818	e*	Finisar Corp	70,786
3,459	e	Franklin Electric Co, Inc	132,376
11,779	e*	FuelCell Energy, Inc	116,848
44,533	*	Gemstar-TV Guide International, Inc	211,977
4,993	*	Genlyte Group, Inc	475,334
18,549	*	GrafTech International Ltd	329,245
3,868	*	Greatbatch, Inc	77,321
14,116	*	Harmonic, Inc	147,936
5,235	*	Helen of Troy Ltd	89,728
16,776	e*	Hexcel Corp	407,321
2,907	*	Hittite Microwave Corp	138,838
4,554	*	Hutchinson Technology, Inc	119,861
3,050	*	Infinera Corp	45,262
1,900	*	IPG Photonics Corp	37,981
4,946	*	IXYS Corp	39,667
6,254	e	Imation Corp	131,334
8,337	e*	InterDigital, Inc	194,502
6,922	*	InterVoice, Inc	55,307
15,063	*	Kemet Corp	99,868
3,142		LSI Industries, Inc	57,184
20,527	e*	Lattice Semiconductor Corp	66,713
3,948	*	Littelfuse, Inc	130,126
1,981	*	Loral Space & Communications, Inc	67,849
7,685	*	MIPS Technologies, Inc	38,118
28,145	e*	MRV Communications, Inc	65,296
8,886	*	Mattson Technology, Inc	76,064
4,068	e*	Medis Technologies Ltd	62,769
345	m,v*	Medis Technologies Ltd	0
3,913	*	Mercury Computer Systems, Inc	63,038
6,496		Methode Electronics, Inc	106,794

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,874		Micrel, Inc	$83,435
13,566	*	Microsemi Corp	300,351
9,109	*	Microtune, Inc	59,482
4,216	*	Monolithic Power Systems, Inc	90,518
6,739	*	Moog, Inc (Class A)	308,714
1,701	*	Multi-Fineline Electronix, Inc	29,495
829		National Presto Industries, Inc	43,655
2,927	e*	Netlogic Microsystems, Inc	94,249
43,176	e*	ON Semiconductor Corp	383,403
3,540	*	OpNext, Inc	31,329
2,662	*	OSI Systems, Inc	70,463
9,770	*	Omnivision Technologies, Inc	152,901
28,287	e*	On2 Technologies, Inc	28,853
14,603		Openwave Systems, Inc	37,968
3,930	*	Oplink Communications, Inc	60,326
2,428	*	Optium Corp	19,133
5,103	*	PLX Technology, Inc	47,458
38,006	e*	PMC - Sierra, Inc	248,559
3,592		Park Electrochemical Corp	101,438
4,628	*	Pericom Semiconductor Corp	86,544
7,427	*	Photronics, Inc	92,615
8,545		Plantronics, Inc	222,170
8,237	*	Plexus Corp	216,304
16,302	*	Polycom, Inc	452,870
2,480	*	Polypore International, Inc	43,400
1,404	*	Powell Industries, Inc	61,874
13,081	*	Power-One, Inc	52,193
23,167	*	Powerwave Technologies, Inc	93,363
47,031	*	RF Micro Devices, Inc	268,547
2,846	e	Raven Industries, Inc	109,258
5,685		Regal-Beloit Corp	255,541
3,134	*	Rogers Corp	135,922
1,160	*	Rubicon Technology Inc	27,550
5,155	*	Seachange International, Inc	37,271
11,186	*	Semtech Corp	173,607
1,500	*	ShoreTel, Inc	20,955
15,094	*	Silicon Image, Inc	68,225
16,092	*	Silicon Storage Technology, Inc	48,115
28,441	*	Skyworks Solutions, Inc	241,749
8,911	*	Smart Modular Technologies WWH, Inc	90,714
14,969	*	Spansion, Inc (Class A)	58,828
7,269	*	Spectrum Brands, Inc	38,744
4,068	*	Standard Microsystems Corp	158,937
2,340	e*	Starent Networks Corp	42,705
2,904	*	Stoneridge, Inc	23,348
2,167	*	Supertex, Inc	67,805
32,780	*	Sycamore Networks, Inc	125,875
8,773	e*	Symmetricom, Inc	41,321
4,559	e*	Synaptics, Inc	187,648
10,126	e*	Syntax-Brillian Corp	31,188
7,493	*	TTM Technologies, Inc	87,368
7,252		Technitrol, Inc	207,262
2,935	e*	Techwell, Inc	32,314
10,959	*	Tekelec	136,988
8,516	*	Tessera Technologies, Inc	354,266
9,638	*	Trident Microsystems, Inc	63,225
24,742	*	Triquint Semiconductor, Inc	164,039

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,343	*	Ultra Clean Holdings	$40,785
4,914	e*	Universal Display Corp	101,572
2,676	*	Universal Electronics, Inc	89,485
18,780	e*	Utstarcom, Inc	51,645
4,304	*	Viasat, Inc	148,187
3,309	e	Vicor Corp	51,587
3,783	e*	Volterra Semiconductor Corp	41,726
4,426	*	Zoltek Cos, Inc	189,743
8,818	*	Zoran Corp	198,493
2,654	*	iRobot Corp	47,984
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	16,519,708

ENGINEERING AND MANAGEMENT SERVICES - 2.66%
7,618	*	Aecom Technology Corp	217,646
3,210	*	Advisory Board Co	206,050
540	*	Affymax, Inc	12,074
14,017	*	Applera Corp (Celera Genomics Group)	222,450
11,476	e*	Ariad Pharmaceuticals, Inc	48,773
1,241	*	Michael Baker Corp	51,005
2,294		CDI Corp	55,652
1,866	*	CRA International, Inc	88,840
10,531	*	CV Therapeutics, Inc	95,306
910	e*	China Architectural Engineering, Inc	7,872
1,705	*	Cornell Cos, Inc	39,761
5,291		Diamond Management & Technology Consultants, Inc	38,466
18,543	*	Exelixis, Inc	160,026
2,774	*	Exponent, Inc	75,009
3,799	*	Greenfield Online, Inc	55,503
8,204	*	Harris Interactive, Inc	34,949
3,312	*	Huron Consulting Group, Inc	267,047
14,807	*	Incyte Corp	148,810
15,460	e*	Isis Pharmaceuticals, Inc	243,495
2,256	*	Kendle International, Inc	110,364
8,242	e*	Kosan Biosciences, Inc	29,671
4,429	*	LECG Corp	66,701
1,640		Landauer, Inc	85,034
6,022	e*	Lifecell Corp	259,608
6,365	e*	Luminex Corp	103,368
3,887		MAXIMUS, Inc	150,077
1,841	*	MTC Technologies, Inc	43,264
3,492	*	Maxygen, Inc	28,041
7,649	*	Myriad Genetics, Inc	355,067
8,443	*	Navigant Consulting, Inc	115,416
6,208	*	Neurogen Corp	21,418
6,001	*	Omnicell, Inc	161,607
3,300	*	PharmaNet Development Group, Inc	129,393
5,161	*	Regeneration Technologies, Inc	44,797
11,318	*	Regeneron Pharmaceuticals, Inc	273,330
27,535	*	Rentech, Inc	49,838
8,718		Resources Connection, Inc	158,319
5,552	*	Rigel Pharmaceuticals, Inc	140,965
22,787	*	SAIC, Inc	458,474
9,446	*	Savient Pharmaceuticals, Inc	216,975
8,738	*	Seattle Genetics, Inc	99,613
5,228	e*	Senomyx, Inc	39,158
1,422	*	Stanley, Inc	45,532
6,105	*	Symyx Technologies, Inc	46,886

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,960	e*	Tejon Ranch Co	$80,066
10,312	e*	Telik, Inc	35,783
10,328	*	Tetra Tech, Inc	222,052
8,370	e*	Verenium Corp	41,766
7,605		Watson Wyatt & Co Holdings (Class A)	352,948
990	*	comScore, Inc	32,304
7,131	*	eResearch Technology, Inc	84,288
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,150,857

ENVIRONMENTAL QUALITY AND HOUSING - 0.01%
11,688	e*	Home Solutions of America, Inc	11,688
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	11,688

FABRICATED METAL PRODUCTS - 1.29%
1,616		Ameron International Corp	148,914
12,312		Aptargroup, Inc	503,684
2,907		CIRCOR International, Inc	134,769
2,575	*	Chart Industries, Inc	79,568
3,652	*	Commercial Vehicle Group, Inc	52,954
254		Compx International, Inc	3,713
2,054		Dynamic Materials Corp	120,981
4,918	*	Griffon Corp	61,229
2,051		Gulf Island Fabrication, Inc	65,037
3,492	e	Insteel Industries, Inc	40,961
2,666	*	Ladish Co, Inc	115,145
2,104		Lifetime Brands, Inc	27,310
6,384	*	Mobile Mini, Inc	118,359
20,349		Mueller Water Products, Inc (Class A)	193,722
3,599	*	NCI Building Systems, Inc	103,615
2,158	*	PGT, Inc	10,272
1,592	*	Park-Ohio Holdings Corp	39,959
4,407		Silgan Holdings, Inc	228,900
6,559	e	Simpson Manufacturing Co, Inc	174,404
4,818	e*	Smith & Wesson Holding Corp	29,390
3,762	*	Sturm Ruger & Co, Inc	31,149
1,956	e	Sun Hydraulics Corp	49,350
11,052	e*	Taser International, Inc	159,038
2,533	*	Trimas Corp	26,824
3,306	e	Valmont Industries, Inc	294,631
5,587	e	Watts Water Technologies, Inc (Class A)	166,493
		TOTAL FABRICATED METAL PRODUCTS	2,980,371

FOOD AND KINDRED PRODUCTS - 0.99%
3,980	e*	Altus Pharmaceuticals, Inc	20,616
1,523	e*	American Dairy, Inc	19,723
1,734	*	Boston Beer Co, Inc (Class A)	65,285
1,078		Coca-Cola Bottling Co Consolidated	63,473
14,383	*	Darling International, Inc	166,267
1,402		Farmer Bros Co	32,232
13,652		Flowers Foods, Inc	319,593
2,091	e	Imperial Sugar Co	39,248
2,397		J&J Snack Foods Corp	74,978
4,911	*	Jones Soda Co	36,538
3,987		Lancaster Colony Corp	158,284
5,633		Lance, Inc	115,026
2,245	e*	M&F Worldwide Corp	120,893
2,113		MGP Ingredients, Inc	19,904

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,253		National Beverage Corp	$18,114
2,330	*	Peet's Coffee & Tea, Inc	67,733
6,209	*	Performance Food Group Co	166,836
4,610	*	Ralcorp Holdings, Inc	280,242
3,873	e	Reddy Ice Holdings, Inc	98,026
2,999	e	Sanderson Farms, Inc	101,306
6,351	e	Tootsie Roll Industries, Inc	174,144
5,549	*	TreeHouse Foods, Inc	127,572
		TOTAL FOOD AND KINDRED PRODUCTS	2,286,033

FOOD STORES - 0.35%
223	e	Arden Group, Inc (Class A)	34,496
4,286		Great Atlantic & Pacific Tea Co, Inc	134,280
2,050		Ingles Markets, Inc (Class A)	52,050
4,058	*	Pantry, Inc	106,036
7,308		Ruddick Corp	253,368
668		Village Super Market (Class A)	33,995
2,216		Weis Markets, Inc	88,507
6,047	e*	Winn-Dixie Stores, Inc	102,013
		TOTAL FOOD STORES	804,745

FURNITURE AND FIXTURES - 0.61%
4,699	e	Ethan Allen Interiors, Inc	133,922
8,538	e	Furniture Brands International, Inc	85,892
11,288		Herman Miller, Inc	365,618
2,113		Hooker Furniture Corp	42,471
9,732		Interface, Inc (Class A)	158,826
4,433		Kimball International, Inc (Class B)	60,732
8,462	e	La-Z-Boy, Inc	67,104
7,948	e	Sealy Corp	88,938
8,498	*	Select Comfort Corp	59,571
13,362	e	Tempur-Pedic International, Inc	347,011
		TOTAL FURNITURE AND FIXTURES	1,410,085

FURNITURE AND HOMEFURNISHINGS STORES - 0.13%
3,769	e	Haverty Furniture Cos, Inc	33,883
8,829		Knoll, Inc	145,060
15,809	e*	Pier 1 Imports, Inc	82,681
5,235	e	Tuesday Morning Corp	26,541
1,550	e*	hhgregg, Inc	21,328
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	309,493

GENERAL BUILDING CONTRACTORS - 0.48%
276	e	Amrep Corp	8,432
987	e*	Avatar Holdings, Inc	41,276
6,900	e*	Beazer Homes USA, Inc	51,267
2,042	e	Brookfield Homes Corp	32,264
7,025	e*	Hovnanian Enterprises, Inc (Class A)	50,369
2,625	e	M/I Homes, Inc	27,563
4,476		McGrath RentCorp	115,257
4,560	e*	Meritage Homes Corp	66,439
1,880	e*	Palm Harbor Homes, Inc	19,834
4,741	*	Perini Corp	196,372
11,638	e*	Standard-Pacific Corp	38,987
2,800	*	Team, Inc	102,424
6,238	e*	WCI Communities, Inc	23,580

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,257		Walter Industries, Inc	$332,604
		TOTAL GENERAL BUILDING CONTRACTORS	1,106,668

GENERAL MERCHANDISE STORES - 0.26%
8,010	e*	99 Cents Only Stores	63,760
1,859	e	Bon-Ton Stores, Inc	17,642
6,916	e*	Cabela's, Inc	104,224
8,953		Casey's General Stores, Inc	265,098
2,149	e*	Conn's, Inc	36,769
6,690	e	Fred's, Inc	64,425
4,885	e*	Retail Ventures, Inc	24,865
4,938	e	Stein Mart, Inc	23,406
		TOTAL GENERAL MERCHANDISE STORES	600,189

HEALTH SERVICES - 1.75%
4,738	*	Alliance Imaging, Inc	45,580
4,610	e*	Amedisys, Inc	223,677
2,200	*	American Dental Partners, Inc	22,066
5,426	*	Amsurg Corp	146,828
7,761	*	Apria Healthcare Group, Inc	167,405
10,775	*	Assisted Living Concepts, Inc (A Shares)	80,813
2,104	*	Bio-Reference Labs, Inc	68,759
1,399	*	Corvel Corp	32,205
5,704	*	Cross Country Healthcare, Inc	81,225
4,352	*	CryoLife, Inc	34,598
2,312	e*	Emeritus Corp	58,147
820		Ensign Group, Inc	11,808
5,518	*	Enzo Biochem, Inc	70,299
2,140	*	FGX International Holdings Ltd	25,359
2,317	*	Genomic Health, Inc	52,457
1,020	*	Genoptix Inc	31,314
4,887	*	Gentiva Health Services, Inc	93,048
14,000	e*	Healthsouth Corp	294,000
6,227	*	Healthways, Inc	363,906
5,640	e*	Hythiam, Inc	16,525
10,249	*	Immunomedics, Inc	23,778
5,189	*	Kindred Healthcare, Inc	129,621
3,458		LCA-Vision, Inc	69,056
2,591	*	LHC Group, Inc	64,723
6,953	*	Magellan Health Services, Inc	324,218
3,824	*	Matria Healthcare, Inc	90,896
1,716	*	Medcath Corp	42,145
1,344	e	National Healthcare Corp	69,485
16,302	*	Nektar Therapeutics	109,386
3,777	*	Nighthawk Radiology Holdings, Inc	79,506
5,968	*	Odyssey HealthCare, Inc	66,006
9,651	*	Psychiatric Solutions, Inc	313,658
2,303	*	Radiation Therapy Services, Inc	71,186
3,086	*	RehabCare Group, Inc	69,620
865	e*	Sirtris Pharmaceuticals, Inc	11,842
3,898	*	Skilled Healthcare Group, Inc (Class A)	57,028
4,645	e*	Stereotaxis, Inc	56,762
7,633	*	Sun Healthcare Group, Inc	131,059
7,953	e*	Sunrise Senior Living, Inc	243,998
790	e	Virtual Radiologic Corp	16,021
2,352	*	eHealth, Inc	75,523
		TOTAL HEALTH SERVICES	4,035,536

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.17%
1,151	e*	Comverge, Inc	$36,245
6,403		Granite Construction, Inc	231,661
2,357		Great Lakes Dredge & Dock Corp	20,553
4,725	*	Matrix Service Co	103,100
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	391,559

HOLDING AND OTHER INVESTMENT OFFICES - 6.43%
5,707		Acadia Realty Trust	146,156
1,390		Agree Realty Corp	41,839
9,602	e	Alesco Financial, Inc	31,495
368	e*	Alexander's, Inc	129,996
5,668		Alexandria Real Estate Equities, Inc	576,266
4,809		American Campus Communities, Inc	129,122
23,170		American Financial Realty Trust	185,823
3,624	e*	Ampal American Israel (Class A)	26,781
11,399		Anthracite Capital, Inc	82,529
8,115		Anworth Mortgage Asset Corp	67,030
21,148		Apollo Investment Corp	360,573
2,169		Arbor Realty Trust, Inc	34,943
18,793		Ashford Hospitality Trust, Inc	135,122
2,246		Associated Estates Realty Corp	21,202
1,422	e	BRT Realty Trust	21,757
11,635		BioMed Realty Trust, Inc	269,583
6,095	e	CBRE Realty Finance, Inc	32,547
7,211		Capital Lease Funding, Inc	60,717
564		Capital Southwest Corp	66,778
2,241	e	Capital Trust, Inc (Class A)	68,687
7,349		Cedar Shopping Centers, Inc	75,180
1,385	e	Cherokee, Inc	44,694
6,936		Corporate Office Properties Trust	218,484
7,258		Cousins Properties, Inc	160,402
3,980	e	Crystal River Capital, Inc	57,471
29,955		DCT Industrial Trust, Inc	278,881
8,485	e	Deerfield Capital Corp	67,880
16,810		DiamondRock Hospitality Co	251,814
10,027		Digital Realty Trust, Inc	384,736
4,251		EastGroup Properties, Inc	177,904
4,974		Education Realty Trust, Inc	55,908
4,995		Entertainment Properties Trust	234,765
3,578		Equity Lifestyle Properties, Inc	163,407
6,466		Equity One, Inc	148,912
11,443		Extra Space Storage, Inc	163,520
11,097		FelCor Lodging Trust, Inc	173,002
8,070	e	First Industrial Realty Trust, Inc	279,222
4,306		First Potomac Realty Trust	74,451
10,583		Franklin Street Properties Corp	156,628
24,766	*	Friedman Billings Ramsey Group, Inc (Class A)	77,765
5,794		GMH Communities Trust	31,983
3,286		Getty Realty Corp	87,670
2,707		Gladstone Capital Corp	46,019
6,607	e	Glimcher Realty Trust	94,414
4,427	e	Gramercy Capital Corp	107,620
3,247	*	HFF, Inc (Class A)	25,132
9,008		Healthcare Realty Trust, Inc	228,713
7,252		Hersha Hospitality Trust	68,894
10,110		Highwoods Properties, Inc	297,032

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,926	*	Hilltop Holdings, Inc	$86,552
5,907		Home Properties, Inc	264,929
17,263	e v	IMPAC Mortgage Holdings, Inc	9,495
10,334	e	Inland Real Estate Corp	146,329
8,014		Investors Real Estate Trust	71,886
4,456	e	JER Investors Trust, Inc	47,991
8,947	e*	Jamba, Inc	33,104
3,707		Kite Realty Group Trust	56,606
4,203		LTC Properties, Inc	105,285
7,126		LaSalle Hotel Properties	227,319
11,767		Lexington Corporate Properties Trust	171,092
6,291	e v	Luminent Mortgage Capital, Inc	4,907
21,675		MFA Mortgage Investments, Inc	200,494
4,315		MVC Capital, Inc	69,644
6,658	e	Maguire Properties, Inc	196,211
8,818		Medical Properties Trust, Inc	89,855
7,970	*	Meruelo Maddux Properties, Inc	31,880
4,524		Mid-America Apartment Communities, Inc	193,401
3,634		Mission West Properties, Inc	34,559
4,261	e	National Health Investors, Inc	118,882
12,714		National Retail Properties, Inc	297,253
15,872		Nationwide Health Properties, Inc	497,905
7,419	e	Newcastle Investment Corp	96,150
7,802	e*	NexCen Brands, Inc	37,762
10,898	e	NorthStar Realty Finance Corp	97,210
1,671	*	Novastar Financial, Inc	4,829
11,959		Omega Healthcare Investors, Inc	191,942
2,824		PS Business Parks, Inc	148,401
2,819		Parkway Properties, Inc	104,247
3,625		PennantPark Investment Corp	36,323
5,708		Pennsylvania Real Estate Investment Trust	169,413
7,761		Post Properties, Inc	272,566
6,941		Potlatch Corp	308,458
4,178	e	Prospect Capital Corp	54,523
2,210	e	Quadra Realty Trust, Inc	17,768
10,798	e	RAIT Investment Trust	93,079
3,301		Ramco-Gershenson Properties	70,542
17,964		Realty Income Corp	485,387
3,700		Redwood Trust, Inc	126,688
3,915		Resource Capital Corp	36,449
1,903		Saul Centers, Inc	101,677
14,878		Senior Housing Properties Trust	337,433
3,849		Sovran Self Storage, Inc	154,345
13,225		Strategic Hotels & Resorts, Inc	221,254
2,676		Sun Communities, Inc	56,383
11,105		Sunstone Hotel Investors, Inc	203,110
5,557	e	Tanger Factory Outlet Centers, Inc	209,554
3,172	e	Tarragon Corp	4,758
7,702		U-Store-It Trust	70,550
2,095		Universal Health Realty Income Trust	74,247
3,753		Urstadt Biddle Properties, Inc (Class A)	58,172
8,011	e	Washington Real Estate Investment Trust	251,626
8,921		Winthrop Realty Trust	47,192
13,600		iShares Russell 2000 Index Fund	1,032,512
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	14,851,578

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
HOTELS AND OTHER LODGING PLACES - 0.49%
4,539		Ameristar Casinos, Inc	$125,004
3,732	e*	Bluegreen Corp	26,833
7,278	*	Gaylord Entertainment Co	294,541
5,090	*	Great Wolf Resorts, Inc	49,933
2,849	*	Isle of Capri Casinos, Inc	39,231
3,328	*	Lodgian, Inc	37,473
3,433		Marcus Corp	53,040
2,064	*	Monarch Casino & Resort, Inc	49,701
3,828	*	Morgans Hotel Group Co	73,804
1,802	*	Riviera Holdings Corp	55,502
6,369	*	Trump Entertainment Resorts, Inc	27,387
5,585	e*	Vail Resorts, Inc	300,529
		TOTAL HOTELS AND OTHER LODGING PLACES	1,132,978

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.43%
1,340	*	3PAR, Inc	17,152
1,930	*	Altra Holdings, Inc	32,096
3,688	*	ASV, Inc	51,079
1,280	*	AuthenTec, Inc	18,598
2,490		Aaon, Inc	49,352
9,746		Actuant Corp (Class A)	331,461
5,217		Albany International Corp (Class A)	193,551
4,496	*	Allis-Chalmers Energy, Inc	66,316
1,233		Ampco-Pittsburgh Corp	47,014
3,346	*	Astec Industries, Inc	124,438
9,170	*	Asyst Technologies, Inc	29,894
18,336	*	Axcelis Technologies, Inc	84,346
3,080		Black Box Corp	111,404
6,768	*	Blount International, Inc	83,314
8,791		Briggs & Stratton Corp	199,204
12,516	*	Brooks Automation, Inc	165,336
6,587		Bucyrus International, Inc (Class A)	654,682
2,136		Cascade Corp	99,239
15,682	*	Cirrus Logic, Inc	82,801
3,350	*	Columbus McKinnon Corp	109,277
6,015	*	Cray, Inc	36,030
7,874		Curtiss-Wright Corp	395,275
5,680	*	Cymer, Inc	221,122
4,737	*	Dril-Quip, Inc	263,661
3,038	*	ENGlobal Corp	34,512
10,082	*	Electronics for Imaging, Inc	226,643
15,175	*	Emulex Corp	247,656
3,837	*	EnPro Industries, Inc	117,604
20,597	*	Entegris, Inc	177,752
20,140	*	Extreme Networks, Inc	71,296
3,200	e*	Flotek Industries, Inc	115,328
6,511	*	Flow International Corp	60,683
3,142	e*	Fuel Tech, Inc	71,166
1,642	e*	Gehl Co	26,338
6,690	*	Goodman Global, Inc	164,173
2,700		Gorman-Rupp Co	84,240
1,875		Hardinge, Inc	31,463
999	*	Hurco Cos, Inc	43,606
5,212	*	Immersion Corp	67,495
10,772	*	Intermec, Inc	218,779
3,730	*	Intevac, Inc	54,234
2,280	e*	Isilon Systems, Inc	11,582

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,478	*	Kadant, Inc	$73,522
5,029	e	Kaydon Corp	274,282
9,560	*	Kulicke & Soffa Industries, Inc	65,582
2,072	e	Lindsay Manufacturing Co	146,470
2,667		Lufkin Industries, Inc	152,792
7,208	*	Micros Systems, Inc	505,713
2,430	*	Middleby Corp	186,187
5,548		Modine Manufacturing Co	91,597
3,276	*	NATCO Group, Inc (Class A)	177,395
1,021		Nacco Industries, Inc (Class A)	101,783
1,680	e*	Netezza Corp	23,184
6,148	*	Netgear, Inc	219,299
5,989		Nordson Corp	347,122
8,590	*	Oil States International, Inc	293,091
18,438	e	Palm, Inc	116,897
35,112	*	Quantum Corp	94,451
3,775	*	RBC Bearings, Inc	164,062
5,208	*	Rackable Systems, Inc	52,080
1,792	*	Rimage Corp	46,502
2,499		Robbins & Myers, Inc	188,999
1,321	e*	Silicon Graphics, Inc	24,148
6,000	e*	STEC, Inc	52,440
20,402	*	Safeguard Scientifics, Inc	36,724
1,966		Sauer-Danfoss, Inc	49,248
4,526	*	Scansource, Inc	146,416
4,089	e*	Semitool, Inc	35,493
4,990	e*	Sigma Designs, Inc	275,448
11,928	e*	SourceForge, Inc	29,224
2,290		Standex International Corp	39,961
1,318	*	Super Micro Computer, Inc	10,109
1,223	*	T-3 Energy Services, Inc	57,493
2,578	*	Tecumseh Products Co (Class A)	60,351
2,991		Tennant Co	132,471
3,647	e*	TurboChef Technologies, Inc	60,176
809		Twin Disc, Inc	57,253
4,051	*	Ultratech, Inc	45,938
4,068	e	Watsco, Inc	149,540
5,331		Woodward Governor Co	362,241
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	10,236,876

INSTRUMENTS AND RELATED PRODUCTS - 6.43%
3,713	*	Abaxis, Inc	133,148
5,133	e*	Abiomed, Inc	79,767
3,060	*	Accuray, Inc	46,573
12,198	*	Affymetrix, Inc	282,262
10,524	*	Align Technology, Inc	175,540
12,818	e*	American Medical Systems Holdings, Inc	185,348
1,653		American Science & Engineering, Inc	93,808
2,320		Analogic Corp	157,110
2,935	*	Anaren, Inc	48,398
3,836	*	Angiodynamics, Inc	73,037
2,408	*	Argon ST, Inc	44,692
4,887	e*	Arthrocare Corp	234,820
3,161	e*	Aspect Medical Systems, Inc	44,254
2,579		Badger Meter, Inc	115,926
3,317	*	Bio-Rad Laboratories, Inc (Class A)	343,708
11,556	*	Bruker BioSciences Corp	153,695

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,115	*	Cantel Medical Corp	$30,837
9,793	*	Cepheid, Inc	258,046
4,036		Cohu, Inc	61,751
5,114	*	Conmed Corp	118,185
17,875	*	Credence Systems Corp	43,258
2,365	*	Cutera, Inc	37,131
3,692	*	Cyberonics, Inc	48,587
1,424	*	Cynosure, Inc (Class A)	37,679
2,350		Datascope Corp	85,540
3,375	*	Dionex Corp	279,653
4,613	*	ESCO Technologies, Inc	184,243
2,360	*	Eagle Test Systems, Inc	30,161
5,203	*	Esterline Technologies Corp	269,255
2,153	*	Excel Technology, Inc	58,346
3,016	*	FARO Technologies, Inc	81,975
6,957	*	FEI Co	172,742
23,390	*	Flir Systems, Inc	732,107
8,490	*	Formfactor, Inc	281,019
7,641	*	Fossil, Inc	320,769
4,722	*	Haemonetics Corp	297,580
21,584	*	Hologic, Inc	1,481,526
3,512	*	I-Flow Corp	55,419
2,312	e*	ICU Medical, Inc	83,255
890	e*	ICx Technologies Inc	8,562
12,643	*	ION Geophysical Corp	199,507
4,212	*	II-VI, Inc	128,677
9,530	*	Illumina, Inc	564,748
1,410	*	Insulet Corp	33,107
3,209	e*	Integra LifeSciences Holdings Corp	134,553
5,116	e	Invacare Corp	128,923
5,234	e*	Ionatron, Inc	14,969
5,335	*	Itron, Inc	512,000
8,027	*	Ixia	76,096
2,118	*	Kensey Nash Corp	63,371
10,525	e*	L-1 Identity Solutions, Inc	188,924
11,421	e*	LTX Corp	36,319
8,996	*	MKS Instruments, Inc	172,183
3,148		MTS Systems Corp	134,325
2,460	*	Masimo Corp	97,047
2,476	*	Measurement Specialties, Inc	54,720
2,583	*	Medical Action Industries, Inc	53,856
6,013	e	Mentor Corp	235,108
4,678	*	Merit Medical Systems, Inc	65,024
2,582	e*	Micrus Endovascular Corp	50,814
4,996		Mine Safety Appliances Co	259,143
3,061		Movado Group, Inc	77,413
6,302	*	Wright Medical Group, Inc	183,829
3,835	*	Natus Medical, Inc	74,207
6,278	*	Newport Corp	80,296
3,598	*	Northstar Neuroscience, Inc	33,461
6,136	*	NuVasive, Inc	242,495
3,604	*	NxStage Medical, Inc	54,673
691	*	OYO Geospace Corp	52,074
2,961	*	Orthofix International NV	171,649
3,287	*	Palomar Medical Technologies, Inc	50,357
5,524	*	Rofin-Sinar Technologies, Inc	265,760
4,923	*	Rudolph Technologies, Inc	55,728

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
10,675	*	Sirf Technology Holdings, Inc	$268,263
2,971	e	Sirona Dental Systems, Inc	99,469
5,016	*	Sonic Innovations, Inc	38,724
3,940	e*	Sonic Solutions, Inc	40,937
2,945	*	SonoSite, Inc	99,158
5,908	*	Spectranetics Corp	90,570
11,585		STERIS Corp	334,111
6,273	*	Symmetry Medical, Inc	109,338
6,211	*	Teledyne Technologies, Inc	331,233
9,455	*	Thoratec Corp	171,986
1,160	*	Trans1, Inc	19,105
5,451	*	Varian, Inc	355,950
5,312	e*	Veeco Instruments, Inc	88,710
4,770	*	Ventana Medical Systems, Inc	416,087
3,011	e*	Vital Images, Inc	54,409
1,927		Vital Signs, Inc	98,508
10,362	e*	Vivus, Inc	53,675
5,123	*	Volcano Corp	64,089
5,028	*	X-Rite, Inc	58,425
3,796	*	Zoll Medical Corp	101,429
2,993	*	Zygo Corp	37,293
8,420	*	ev3, Inc	107,018
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	14,853,555

INSURANCE AGENTS, BROKERS AND SERVICE - 0.29%
4,474		Crawford & Co (Class B)	18,567
6,540		Hilb Rogal & Hobbs Co	265,328
6,697	e	National Financial Partners Corp	305,450
4,361	*	United America Indemnity Ltd (Class A)	86,871
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	676,216

INSURANCE CARRIERS - 3.72%
9,383	*	AMERIGROUP Corp	342,010
5,817		Alfa Corp	126,054
9,802		American Equity Investment Life Holding Co	81,259
1,631		American Physicians Capital, Inc	67,621
3,295	*	Amerisafe, Inc	51,105
4,590	e	Amtrust Financial Services, Inc	63,204
5,211	*	Argo Group International Holdings Ltd	219,539
15,675		Aspen Insurance Holdings Ltd	452,067
12,054		Assured Guaranty Ltd	319,913
1,592		Baldwin & Lyons, Inc (Class B)	43,716
2,937	*	CNA Surety Corp	58,123
1,131		Castlepoint Holdings Ltd	13,572
7,757	*	Centene Corp	212,852
6,147	e*	Citizens, Inc	33,993
8,687		Commerce Group, Inc	312,558
1,386	*	Darwin Professional Underwriters, Inc	33,500
7,719		Delphi Financial Group, Inc (Class A)	272,326
2,344		Donegal Group, Inc (Class A)	40,246
1,091		EMC Insurance Group, Inc	25,824
8,782		Employers Holdings, Inc	146,747
1,260	*	Enstar Group Ltd	154,249
2,554		FBL Financial Group, Inc (Class A)	88,190
1,639	*	Fpic Insurance Group, Inc	70,444
2,176	*	First Acceptance Corp	9,183
2,245	*	First Mercury Financial Corp	54,778

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,443		Flagstone Reinsurance Holdings Ltd	$33,958
1,814	e*	Greenlight Capital Re Ltd (Class A)	37,713
1,125	*	Hallmark Financial Services	17,843
2,798		Harleysville Group, Inc	98,993
5,494	*	HealthExtras, Inc	143,284
8,503	*	Healthspring, Inc	161,982
7,676		Horace Mann Educators Corp	145,383
10,752		IPC Holdings Ltd	310,410
918	e	Independence Holding Co	11,613
3,238		Infinity Property & Casualty Corp	116,989
845		Kansas City Life Insurance Co	36,834
2,792	e	LandAmerica Financial Group, Inc	93,392
10,727		Max Re Capital Ltd	300,249
5,485	*	Meadowbrook Insurance Group, Inc	51,614
1,748		Midland Co	113,078
2,430	*	Molina Healthcare, Inc	94,041
18,290		Montpelier Re Holdings Ltd	311,113
1,035	e	NYMAGIC, Inc	23,940
971		National Interstate Corp	32,140
412		National Western Life Insurance Co (Class A)	85,436
2,318	*	Navigators Group, Inc	150,670
5,033		Odyssey Re Holdings Corp	184,761
5,545	*	PMA Capital Corp (Class A)	45,580
20,294		Phoenix Cos, Inc	240,890
10,643		Platinum Underwriters Holdings Ltd	378,465
3,646		Presidential Life Corp	63,841
7,468	e*	Primus Guaranty Ltd	52,351
5,930	*	ProAssurance Corp	325,676
3,687	e*	RAM Holdings Ltd	18,214
3,737		RLI Corp	212,224
2,881		Safety Insurance Group, Inc	105,502
13,012	v*	Scottish Re Group Ltd	9,369
3,534	*	SeaBright Insurance Holdings, Inc	53,293
3,721	e	Security Capital Assurance Ltd	14,475
9,752		Selective Insurance Group, Inc	224,198
2,538		State Auto Financial Corp	66,749
3,047		Stewart Information Services Corp	79,496
3,552		Tower Group, Inc	118,637
2,487	e*	Triad Guaranty, Inc	24,373
3,897		United Fire & Casualty Co	113,364
8,677	e*	Universal American Financial Corp	222,044
2,910	*	Validus Holdings Ltd	75,602
6,589		Zenith National Insurance Corp	294,726
		TOTAL INSURANCE CARRIERS	8,587,578

JUSTICE, PUBLIC ORDER AND SAFETY - 0.11%
8,969	*	Geo Group, Inc	251,132
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	251,132

LEATHER AND LEATHER PRODUCTS - 0.36%
4,050	e*	Genesco, Inc	153,090
9,012	*	Iconix Brand Group, Inc	177,176
3,676		Steven Madden Ltd	73,520
8,398	*	Timberland Co (Class A)	151,836
1,479	e	Weyco Group, Inc	40,673
9,686		Wolverine World Wide, Inc	237,501
		TOTAL LEATHER AND LEATHER PRODUCTS	833,796

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
LEGAL SERVICES - 0.26%
8,430	*	FTI Consulting, Inc	$519,625
1,615	*	Pre-Paid Legal Services, Inc	89,390
		TOTAL LEGAL SERVICES	609,015

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
1,585	e*	Emergency Medical Services Corp (Class A)	46,409
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	46,409

LUMBER AND WOOD PRODUCTS - 0.16%
1,688		American Woodmark Corp	30,688
13,933	*	Champion Enterprises, Inc	131,249
1,864		Deltic Timber Corp	95,977
1,023	e	Skyline Corp	30,025
2,963	e	Universal Forest Products, Inc	87,290
		TOTAL LUMBER AND WOOD PRODUCTS	375,229

METAL MINING - 0.59%
10,425	*	Apex Silver Mines Ltd	158,877
79,870	e*	Coeur d'Alene Mines Corp	394,558
21,390	e*	Hecla Mining Co	199,997
9,029	*	Rosetta Resources, Inc	179,045
4,516		Royal Gold, Inc	137,828
5,082	e*	ShengdaTech, Inc	73,435
7,224	e*	Stillwater Mining Co	69,784
10,843	*	US Gold Corp	32,095
9,275	e*	Uranium Resources, Inc	115,752
		TOTAL METAL MINING	1,361,371

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.37%
4,521		Blyth, Inc	99,191
11,622		Callaway Golf Co	202,571
5,739		Daktronics, Inc	129,529
4,999	*	Jakks Pacific, Inc	118,026
2,305	e	Marine Products Corp	16,158
5,734	e	Nautilus, Inc	27,810
3,519	*	RC2 Corp	98,778
2,954	*	Russ Berrie & Co, Inc	48,327
6,289	e*	Shuffle Master, Inc	75,405
1,533		Steinway Musical Instruments, Inc	42,265
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	858,060

MISCELLANEOUS RETAIL - 1.18%
4,652	e*	1-800-FLOWERS.COM, Inc (Class A)	40,612
3,479	*	AC Moore Arts & Crafts, Inc	47,836
3,876		Big 5 Sporting Goods Corp	55,892
2,385	e*	Blue Nile, Inc	162,323
2,769		Books-A-Million, Inc	33,006
10,412		Borders Group, Inc	110,888
2,761	*	Build-A-Bear Workshop, Inc	38,516
6,884	*	CKX, Inc	82,608
5,280		Cash America International, Inc	170,544
6,283	*	Ezcorp, Inc (Class A)	70,935
3,627	*	GSI Commerce, Inc	70,727
1,691	e*	Gander Mountain Co	8,337
5,617	e*	Hibbett Sports, Inc	112,228

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,854		Longs Drug Stores Corp	$275,138
2,810	e*	Overstock.com, Inc	43,639
1,883	*	PC Connection, Inc	21,372
2,354		Pricesmart, Inc	70,761
2,764	*	Shutterfly, Inc	70,814
2,841	*	Stamps.com, Inc	34,603
1,947	e	Systemax, Inc	39,563
6,000	*	Valuevision International, Inc (Class A)	37,740
5,066		World Fuel Services Corp	147,066
8,712	e*	Zale Corp	139,915
3,064	e*	Zumiez, Inc	74,639
6,683	*	Priceline.com, Inc	767,609
		TOTAL MISCELLANEOUS RETAIL	2,727,311

MOTION PICTURES - 0.62%
7,285	*	Avid Technology, Inc	206,457
34,038	e*	Blockbuster, Inc (Class A)	132,748
2,483	e	Carmike Cinemas, Inc	18,027
4,963	e	Cinemark Holdings, Inc	84,371
3,201	*	Gaiam, Inc (Class A)	95,006
9,432	*	Macrovision Corp	172,889
7,469		National CineMedia, Inc	188,293
25,740	e*	Time Warner Telecom, Inc (Class A)	522,265
		TOTAL MOTION PICTURES	1,420,056

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.03%
5,572	e*	Premier Exhibitions, Inc	60,958
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	60,958

NONCLASSIFIABLE ESTABLISHMENTS - 0.10%
4,313	e*	Energy Infrastructure Acquisition Corp	43,734
9,850	e*	Hicks Acquisition Co I, Inc	90,522
3,160	*	NRDC Acquisition Corp	28,977
8,580	*	Triplecrown Acquisition Corp	78,421
		TOTAL NONCLASSIFIABLE ESTABLISHMENTS	241,654

NONDEPOSITORY INSTITUTIONS - 1.00%
7,360	e*	Aldabra 2 Acquisition Corp	71,686
7,630	*	Alternative Asset Management Acquisition Corp	69,815
11,904		Advance America Cash Advance Centers, Inc	120,945
6,872		Advanta Corp (Class B)	55,457
12,354		Ares Capital Corp	180,739
1,901	e	Asta Funding, Inc	50,262
1,650	e	BlackRock Kelso Capital Corp	25,212
5,960		Chimera Investment Corp	106,565
9,190	e	Centerline Holding Co	70,028
3,224	e*	CompuCredit Corp	32,176
735	e*	Credit Acceptance Corp	15,192
3,005	*	Encore Capital Group, Inc	29,088
1,827		Federal Agricultural Mortgage Corp (Class C)	48,087
4,780		Financial Federal Corp	106,546
4,242	*	First Cash Financial Services, Inc	62,273
7,000	*	Heckmann Corp	51,450
5,988		Hercules Technology Growth Capital, Inc	74,371
9,229	*	INVESTools, Inc	163,722
5,750	e*	Information Services Group, Inc	39,388
2,380		Kohlberg Capital Corp	28,560

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,789	e*	Marathon Acquisition Corp	$52,818
11,106		MCG Capital Corp	128,719
2,860	*	Mercadolibre, Inc	211,297
2,660	*	NewStar Financial, Inc	22,025
3,151	e	NGP Capital Resources Co	49,250
4,420	*	NTR Acquisition Co	41,990
3,050	e	Nelnet, Inc (Class A)	38,766
5,764	e*	Ocwen Financial Corp	31,933
9,479	*	PHH Corp	167,210
3,346	e	Patriot Capital Funding, Inc	33,761
3,776	e	TICC Capital Corp	34,852
3,113	e*	World Acceptance Corp	83,989
		TOTAL NONDEPOSITORY INSTITUTIONS	2,298,172

NONMETALLIC MINERALS, EXCEPT FUELS - 0.22%
4,563	e	AMCOL International Corp	164,405
5,716		Compass Minerals International, Inc	234,356
8,556	e*	General Moly Inc	99,849
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	498,610

OIL AND GAS EXTRACTION - 4.36%
1,744	e	APCO Argentina, Inc	47,995
3,794	*	ATP Oil & Gas Corp	191,749
1,420	*	Approach Resources, Inc	18,261
5,412	*	Arena Resources, Inc	225,735
4,062		Atlas America, Inc	240,389
4,815	*	Atwood Oceanics, Inc	482,656
7,261	e*	Basic Energy Services, Inc	159,379
7,022		Berry Petroleum Co (Class A)	312,128
5,485	*	Bill Barrett Corp	229,657
3,109	*	Bois d'Arc Energy, Inc	61,714
8,292	*	Brigham Exploration Co	62,356
4,357	e*	Bronco Drilling Co, Inc	64,701
7,609	*	Cal Dive International, Inc	100,743
3,718	*	Callon Petroleum Co	61,161
4,337	*	Carrizo Oil & Gas, Inc	237,451
931	*	Clayton Williams Energy, Inc	29,010
7,596	*	Complete Production Services, Inc	136,500
7,890	*	Comstock Resources, Inc	268,260
4,220	*	Concho Resources, Inc	86,974
2,320	*	Contango Oil & Gas Co	118,065
1,348	*	Dawson Geophysical Co	96,328
11,678	e*	Delta Petroleum Corp	220,130
10,960	e*	EXCO Resources, Inc	169,661
4,688	*	Edge Petroleum Corp	27,800
9,445	*	Encore Acquisition Co	315,180
4,724	*	Energy Partners Ltd	55,790
10,644	*	Exterran Holdings, Inc	870,679
6,714	*	FX Energy, Inc	38,136
1,966	*	GMX Resources, Inc	63,462
6,829	e*	GeoGlobal Resources, Inc	33,804
3,573	*	Geomet, Inc	18,580
1,285	*	Geokinetics, Inc	24,993
2,884	e*	Goodrich Petroleum Corp	65,236
32,884	*	Grey Wolf, Inc	175,272
3,748	*	Gulfport Energy Corp	68,438
6,360	e*	Harvest Natural Resources, Inc	79,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
14,769	*	Hercules Offshore, Inc	$351,207
1,860		Kayne Anderson Energy Development Co	42,613
15,493	*	Mariner Energy, Inc	354,480
7,595	e*	McMoRan Exploration Co	99,419
14,097	*	Meridian Resource Corp	25,516
15,986	*	Newpark Resources, Inc	87,124
22,324	*	Oilsands Quest, Inc	91,082
6,802	*	Parallel Petroleum Corp	119,919
19,857	e*	Parker Drilling Co	149,920
6,686		Penn Virginia Corp	291,710
30,164	*	PetroHawk Energy Corp	522,139
2,639	*	Petroleum Development Corp	156,044
7,291	*	Petroquest Energy, Inc	104,261
9,168	*	Pioneer Drilling Co	108,916
5,910	e	RPC, Inc	69,206
1,590	*	Rex Energy Corp	18,969
4,982	*	Stone Energy Corp	233,706
8,278	e*	Sulphco, Inc	43,211
1,415	e*	Superior Offshore International, Inc	7,103
2,690	e*	Superior Well Services, Inc	57,082
5,318	*	Swift Energy Co	234,152
6,186	e*	TXCO Resources, Inc	74,603
2,543	*	Toreador Resources Corp	17,776
2,251	e*	Trico Marine Services, Inc	83,332
2,458	*	Union Drilling, Inc	38,763
800	m,v*	PetroCorp	0
10,333	e*	Vaalco Energy, Inc	48,048
2,670	*	Venoco, Inc	53,213
5,303	*	W-H Energy Services, Inc	298,082
10,344	e*	Warren Resources, Inc	146,161
7,480	*	Whiting Petroleum Corp	431,297
6,589	*	Willbros Group, Inc	252,293
		TOTAL OIL AND GAS EXTRACTION	10,069,220

PAPER AND ALLIED PRODUCTS - 0.62%
9,595	e*	AbitibiBowater, Inc	197,753
6,773	*	Buckeye Technologies, Inc	84,663
9,545	e*	Cenveo, Inc	166,751
3,578	*	Chesapeake Corp	18,570
8,008		Glatfelter	122,602
12,216	*	Graphic Packaging Corp	45,077
5,899		Greif, Inc (Class A)	385,618
5,701	*	Mercer International, Inc	44,639
2,645		Neenah Paper, Inc	77,102
6,242		Rock-Tenn Co (Class A)	158,609
2,747		Schweitzer-Mauduit International, Inc	71,175
7,393		Wausau Paper Corp	66,463
		TOTAL PAPER AND ALLIED PRODUCTS	1,439,022

PERSONAL SERVICES - 0.47%
978		CPI Corp	23,032
4,936	*	Coinstar, Inc	138,948
3,870		G & K Services, Inc (Class A)	145,202
5,357		Jackson Hewitt Tax Service, Inc	170,085
7,875		Regis Corp	220,185
16,641	*	Sally Beauty Holdings, Inc	150,601
2,928	*	Steiner Leisure Ltd	129,300

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,533		Unifirst Corp	$96,254
		TOTAL PERSONAL SERVICES	1,073,607

PETROLEUM AND COAL PRODUCTS - 0.18%
2,401		Alon USA Energy, Inc	65,259
3,580	*	CVR Energy Inc	89,285
2,015		Delek US Holdings, Inc	40,763
7,007	e*	Headwaters, Inc	82,262
7,457	e*	Nova Biosource Fuels, Inc	21,625
3,258		WD-40 Co	123,706
		TOTAL PETROLEUM AND COAL PRODUCTS	422,900

PRIMARY METAL INDUSTRIES - 1.52%
8,011		Belden CDT, Inc	356,490
3,613	*	Brush Engineered Materials, Inc	133,753
5,192	*	Century Aluminum Co	280,056
1,610	*	Claymont Steel, Inc	37,594
1,198	e*	Coleman Cable, Inc	11,321
873	*	CommScope, Inc	42,986
4,154	e	Encore Wire Corp	66,132
2,226	e*	Esmark, Inc	31,453
1,916	*	LB Foster Co (Class A)	99,115
4,447	e	Gibraltar Industries, Inc	68,573
2,068	*	Haynes International, Inc	143,726
920	*	Horsehead Holding Corp	15,612
5,613		Matthews International Corp (Class A)	263,081
6,589		Mueller Industries, Inc	191,015
1,559	e*	Northwest Pipe Co	61,019
1,444		Olympic Steel, Inc	45,789
6,497		Quanex Corp	337,194
4,103	*	RTI International Metals, Inc	282,820
3,803		Schnitzer Steel Industries, Inc (Class A)	262,901
3,628	*	Superior Essex, Inc	87,072
4,849		Texas Industries, Inc	339,915
5,058		Tredegar Corp	81,333
1,257	*	Universal Stainless & Alloy	44,711
12,284		Worthington Industries, Inc	219,638
		TOTAL PRIMARY METAL INDUSTRIES	3,503,299

PRINTING AND PUBLISHING - 0.97%
9,550	*	ACCO Brands Corp	153,182
9,849		American Greetings Corp (Class A)	199,935
15,058		Belo (A.H.) Corp (Class A)	262,612
5,018		Bowne & Co, Inc	88,317
1,419		CSS Industries, Inc	52,077
1,674	*	Consolidated Graphics, Inc	80,051
1,925		Courier Corp	63,544
1,850	*	Dolan Media Co	53,965
4,548		Ennis, Inc	81,864
3,560	e	GateHouse Media, Inc	31,257
7,629		Journal Communications, Inc (Class A)	68,203
7,775	e	Lee Enterprises, Inc	113,904
4,722	e	Martha Stewart Living Omnimedia, Inc (Class A)	43,773
3,607		Media General, Inc (Class A)	76,649
1,611		Multi-Color Corp	44,254
3,745	e*	Playboy Enterprises, Inc (Class B)	34,154
7,864		Primedia, Inc	66,844

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,574		Schawk, Inc	$39,948
5,464	*	Scholastic Corp	190,639
2,812		Standard Register Co	32,788
12,713	*	Sun-Times Media Group, Inc (Class A)	27,969
8,640	e*	Valassis Communications, Inc	101,002
7,670	*	VistaPrint Ltd	328,660
		TOTAL PRINTING AND PUBLISHING	2,235,591

RAILROAD TRANSPORTATION - 0.06%
5,552	*	Genesee & Wyoming, Inc (Class A)	134,192
		TOTAL RAILROAD TRANSPORTATION	134,192

REAL ESTATE - 0.21%
954	e	Consolidated-Tomoka Land Co	59,797
6,250		DuPont Fabros Technology Inc	122,500
2,256		Grubb & Ellis Co	14,461
4,850	e*	LoopNet, Inc	68,143
1,006	*	Stratus Properties, Inc	34,144
16,896		Stewart Enterprises, Inc (Class A)	150,374
4,060		Thomas Properties Group, Inc	43,767
		TOTAL REAL ESTATE	493,186

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.70%
968	*	AEP Industries, Inc	30,986
10,966		Cooper Tire & Rubber Co	181,816
2,225	*	Deckers Outdoor Corp	345,009
2,492	*	Metabolix, Inc	59,310
4,793		Schulman (A.), Inc	103,289
3,626	*	Skechers U.S.A., Inc (Class A)	70,743
5,650		Spartech Corp	79,665
4,254	e	Titan International, Inc	132,980
2,500	e*	Trex Co, Inc	21,275
10,926		Tupperware Corp	360,886
5,861		West Pharmaceutical Services, Inc	237,898
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	1,623,857

SECURITY AND COMMODITY BROKERS - 1.42%
2,686	*	Penson Worldwide, Inc	38,544
3,772		Calamos Asset Management, Inc (Class A)	112,330
3,067	e	Cohen & Steers, Inc	91,918
2,256	*	Cowen Group, Inc	21,455
1,680	*	Duff & Phelps Corp	33,062
1,802		Epoch Holding Corp	27,030
1,732		Evercore Partners, Inc (Class A)	37,325
5,880	*	FBR Capital Markets Corp	56,330
1,587	*	FCStone Group, Inc	73,050
988		GAMCO Investors, Inc (Class A)	68,370
2,848	*	GFI Group, Inc	272,611
3,253	e	Greenhill & Co, Inc	216,259
7,109	e*	Interactive Brokers Group, Inc (Class A)	229,763
5,202	*	KBW, Inc	133,119
17,378	*	Knight Capital Group, Inc (Class A)	250,243
9,358	e*	LaBranche & Co, Inc	47,164
17,713	e*	Ladenburg Thalmann Financial Services, Inc	37,552
5,576	e*	MarketAxess Holdings, Inc	71,540
2,184	*	Morningstar, Inc	169,806
3,086	*	Piper Jaffray Cos	142,944

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,090	e	Pzena Investment Management Inc	$12,426
3,717		SWS Group, Inc	47,094
2,900	e	Sanders Morris Harris Group, Inc	29,725
2,691	*	Stifel Financial Corp	141,466
3,799	*	Thomas Weisel Partners Group, Inc	52,160
2,197	e	US Global Investors, Inc (Class A)	36,602
373		Value Line, Inc	15,017
4,141	*	WP Stewart & Co Ltd	21,161
14,924		Waddell & Reed Financial, Inc (Class A)	538,607
7,767	e	optionsXpress Holdings, Inc	262,680
		TOTAL SECURITY AND COMMODITY BROKERS	3,287,353

SOCIAL SERVICES - 0.16%
4,650	*	Bright Horizons Family Solutions, Inc	160,611
4,525	*	Capital Senior Living Corp	44,933
2,022	*	Providence Service Corp	56,899
4,317	*	Res-Care, Inc	108,616
		TOTAL SOCIAL SERVICES	371,059

SPECIAL TRADE CONTRACTORS - 0.49%
736	e	Alico, Inc	26,864
5,792	*	AsiaInfo Holdings, Inc	63,712
4,252		Chemed Corp	237,602
7,278		Comfort Systems USA, Inc	93,013
7,259	*	Dycom Industries, Inc	193,452
11,336	*	EMCOR Group, Inc	267,870
4,349	e*	Insituform Technologies, Inc (Class A)	64,365
2,310	e*	Integrated Electrical Services, Inc	43,405
3,055	*	Layne Christensen Co	150,337
		TOTAL SPECIAL TRADE CONTRACTORS	1,140,620

STONE, CLAY, AND GLASS PRODUCTS - 0.19%
5,262		Apogee Enterprises, Inc	90,033
3,606	e	CARBO Ceramics, Inc	134,143
4,229	*	Cabot Microelectronics Corp	151,863
2,662		Libbey, Inc	42,166
6,594	*	US Concrete, Inc	21,958
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	440,163

TEXTILE MILL PRODUCTS - 0.04%
1,950	e*	Heelys, Inc	13,572
2,734	e	Oxford Industries, Inc	70,455
3,274		Xerium Technologies, Inc	17,025
		TOTAL TEXTILE MILL PRODUCTS	101,052

TOBACCO PRODUCTS - 0.16%
4,800	e	Universal Corp	245,856
5,689	e	Vector Group Ltd	114,121
		TOTAL TOBACCO PRODUCTS	359,977

TRANSPORTATION BY AIR - 0.70%
10,548	*	ABX Air, Inc	44,091
1,861	*	Air Methods Corp	92,436
16,273	*	Airtran Holdings, Inc	116,515
7,199	*	Alaska Air Group, Inc	180,047
990	*	Allegiant Travel Co	31,819
2,365	*	Atlas Air Worldwide Holdings, Inc	128,230

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,599	e*	Bristow Group, Inc	$203,883
9,154	e*	ExpressJet Holdings, Inc	22,702
31,753	e*	JetBlue Airways Corp	187,343
4,577	*	Midwest Air Group, Inc	67,740
2,523	*	PHI, Inc	78,263
3,275	*	Pinnacle Airlines Corp	49,944
5,972	*	Republic Airways Holdings, Inc	116,991
10,734		Skywest, Inc	288,208
		TOTAL TRANSPORTATION BY AIR	1,608,212

TRANSPORTATION EQUIPMENT - 1.90%
6,625	*	AAR Corp	251,949
4,183	*	Accuride Corp	32,878
1,281	e*	Aerovironment, Inc	31,000
3,877	*	Aftermarket Technology Corp	105,687
7,958		American Axle & Manufacturing Holdings, Inc	148,178
1,810	e	American Railcar Industries, Inc	34,843
3,754	*	Amerigon, Inc	79,360
2,264		Arctic Cat, Inc	27,032
12,695	e	ArvinMeritor, Inc	148,912
9,118		Clarcor, Inc	346,210
3,406	*	Comtech Group, Inc	54,871
12,679	e*	Force Protection, Inc	59,338
8,526		Federal Signal Corp	95,662
10,488	e*	Fleetwood Enterprises, Inc	62,718
2,180	e	Freightcar America, Inc	76,300
9,979	e*	GenCorp, Inc	116,355
1,546	*	GenTek, Inc	45,251
2,919		Greenbrier Cos, Inc	64,977
4,036	e	Group 1 Automotive, Inc	95,855
17,785	*	Hayes Lemmerz International, Inc	81,277
4,538	e	Heico Corp	247,230
4,322		Kaman Corp	159,093
1,808	*	Miller Industries, Inc	24,752
5,060	e	Monaco Coach Corp	44,933
2,186	e	Noble International Ltd	35,654
10,552	*	Orbital Sciences Corp	258,735
6,356	e	Polaris Industries, Inc	303,626
3,659		A.O. Smith Corp	128,248
6,084	e	Spartan Motors, Inc	46,482
3,285		Standard Motor Products, Inc	26,806
4,086	e	Superior Industries International, Inc	74,243
8,229	*	Tenneco, Inc	214,530
1,749	*	TransDigm Group, Inc	79,002
2,925	e	Triumph Group, Inc	240,874
22,119	e*	Visteon Corp	97,102
5,228	e	Wabash National Corp	40,203
8,663		Westinghouse Air Brake Technologies Corp	298,354
5,354	e	Winnebago Industries, Inc	112,541
		TOTAL TRANSPORTATION EQUIPMENT	4,391,061

TRANSPORTATION SERVICES - 0.42%
2,512	e	Ambassadors Group, Inc	45,995
1,685	e*	Ambassadors International, Inc	24,567
1,934	e*	Dynamex, Inc	52,334
6,896	*	HUB Group, Inc (Class A)	183,296
13,639	*	Lear Corp	377,255

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,630	*	Orbitz Worldwide, Inc	$47,855
5,729		Pacer International, Inc	83,643
5,599	e	Ship Finance International Ltd	155,148
		TOTAL TRANSPORTATION SERVICES	970,093

TRUCKING AND WAREHOUSING - 0.35%
4,010	e	Arkansas Best Corp	87,979
3,662	*	Celadon Group, Inc	33,544
5,363		Forward Air Corp	167,165
10,402		Heartland Express, Inc	147,500
2,364	*	Marten Transport Ltd	32,978
5,277	e*	Old Dominion Freight Line	121,951
326	e*	Patriot Transportation Holding, Inc	30,067
2,220	*	Saia, Inc	29,526
1,367	e*	Universal Truckload Services, Inc	26,192
8,271	e	Werner Enterprises, Inc	140,855
		TOTAL TRUCKING AND WAREHOUSING	817,757

WATER TRANSPORTATION - 0.77%
9,028	e*	American Commercial Lines, Inc	146,615
2,294	e	Arlington Tankers Ltd	50,766
3,718	e	Double Hull Tankers, Inc	45,508
8,306		Eagle Bulk Shipping, Inc	220,524
3,567		Genco Shipping & Trading Ltd	195,329
5,089	e	General Maritime Corp	124,426
6,342		Golar LNG Ltd	140,285
4,064	*	Gulfmark Offshore, Inc	190,155
6,017		Horizon Lines, Inc (Class A)	112,157
4,086	*	Hornbeck Offshore Services, Inc	183,666
3,109		Knightsbridge Tankers Ltd	75,082
5,332	e	Nordic American Tanker Shipping	174,996
7,539	*	Odyssey Marine Exploration, Inc	46,666
987	e*	TBS International Ltd (Class A)	32,630
2,662	e*	Ultrapetrol Bahamas Ltd	45,281
		TOTAL WATER TRANSPORTATION	1,784,086

WHOLESALE TRADE-DURABLE GOODS - 1.39%
4,983		Agilysys, Inc	75,343
7,659		Applied Industrial Technologies, Inc	222,264
8,195		Barnes Group, Inc	273,631
7,262	*	Beacon Roofing Supply, Inc	61,146
2,674	e*	BlueLinx Holdings, Inc	10,509
6,026	e	Building Material Holding Corp	33,324
2,603		Castle (A.M.) & Co	70,776
5,228	e*	Conceptus, Inc	100,587
4,204	*	Digi International, Inc	59,655
3,226	*	Drew Industries, Inc	88,392
6,588	*	Genesis Microchip, Inc	56,459
1,057	*	Glu Mobile, Inc	5,518
1,777	e*	Hansen Medical, Inc	53,203
2,912	e	Houston Wire & Cable Co	41,176
19,112		IKON Office Solutions, Inc	248,838
8,592	*	Insight Enterprises, Inc	156,718
4,975	*	Interline Brands, Inc	109,002
10,175	e	Knight Transportation, Inc	150,692
20,010	*	LKQ Corp	420,610
584		Lawson Products, Inc	22,145

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,486	*	MWI Veterinary Supply, Inc	$59,440
7,203		Owens & Minor, Inc	305,623
11,944	*	PSS World Medical, Inc	233,744
7,164	e	PEP Boys-Manny Moe & Jack	82,243
4,628	*	Solera Holdings, Inc	114,682
2,077	*	TomoTherapy, Inc	40,626
6,923	*	Tyler Technologies, Inc	89,237
2,868	e*	West Marine, Inc	25,755
		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,211,338

WHOLESALE TRADE-NONDURABLE GOODS - 1.72%
10,047	*	Akorn, Inc	73,745
16,249	*	Alliance One International, Inc	66,133
9,847	e*	Allscripts Healthcare Solutions, Inc	191,229
2,836		Andersons, Inc	127,053
5,604	e*	Beijing Med-Pharm Corp	61,532
6,286	e*	Central European Distribution Corp	365,091
1,609	e*	Core-Mark Holding Co, Inc	46,210
5,448	*	Fresh Del Monte Produce, Inc	182,944
3,038	e*	Green Mountain Coffee Roasters, Inc	123,647
7,055	*	Hain Celestial Group, Inc	225,760
4,590	e	K-Swiss, Inc (Class A)	83,079
1,726		Kenneth Cole Productions, Inc (Class A)	30,188
2,914	*	LSB Industries, Inc	82,233
718	e*	Maui Land & Pineapple Co, Inc	20,901
9,641		Men's Wearhouse, Inc	260,114
4,981		Myers Industries, Inc	72,075
2,302		Nash Finch Co	81,215
9,085		Nu Skin Enterprises, Inc (Class A)	149,267
2,732	*	Nuco2, Inc	68,027
2,195	*	Perry Ellis International, Inc	33,759
3,833	*	School Specialty, Inc	132,430
7,269	e*	Source Interlink Cos, Inc	20,935
3,784		Spartan Stores, Inc	86,464
760	e*	Synutra International, Inc	22,952
16,386	*	Terra Industries, Inc	782,595
7,612	*	United Natural Foods, Inc	241,453
4,446	*	United Stationers, Inc	205,450
1,393	e	Valhi, Inc	22,204
2,601	e*	Volcom, Inc	57,300
3,611	*	Zep Inc	50,049
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,966,034

		TOTAL COMMON STOCKS	228,673,346
		(Cost $233,637,669)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 5.49%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.99%
$ 2,280,000		Federal Home Loan Bank (FHLB) , 01/02/08	2,280,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	2,280,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.50%
65,652,364		State Street Navigator Securities Lending Prime Portfolio	10,394,655
			10,394,655

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

		VALUE
	TOTAL SHORT-TERM INVESTMENTS	$12,674,655
	(Cost $12,674,449)

	TOTAL PORTFOLIO - 104.54%	241,348,001
	(Cost $234,905,118 )

	OTHER ASSETS & LIABILITIES, NET - (4.54)%	(10,489,574)

	NET ASSETS - 100.00%	$230,858,427

*	Non-income producing
b	In bankruptcy
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $135,355.
e	All or a portion of these securities are out on loan.
m	Indicates a security has been deemed illiquid.
v	Security valued at fair value.

	At December 31, 2007, the unrealized appreciation on investments was $6,442,883 consisting of
	gross unrealized appreciation of $36,645,169 and gross unrealized depreciation of $30,202,286.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.75%

AGRICULTURAL SERVICES - 0.05%
10,225		Yara International ASA	$473,602
		TOTAL AGRICULTURAL SERVICES	473,602

AMUSEMENT AND RECREATION SERVICES - 0.70%
20,921	e	Aristocrat Leisure Ltd	206,658
1,334	*	bwin Interactive Entertainment	51,900
37,375		Ladbrokes plc	240,494
3,611		Lottomatica S.p.A.	132,198
6,000		Nintendo Co Ltd	3,593,072
12,773		OPAP S.A.	512,063
2,700		Oriental Land Co Ltd	162,897
2,436		Paddy Power plc	80,171
58,225		PartyGaming plc	33,612
26,326		Publishing & Broadcasting Ltd	97,085
20,597		Rank Group plc	37,413
19		Round One Corp	37,927
10,500		Sega Sammy Holdings, Inc	130,927
23,979		Sky City Entertainment Group Ltd	84,884
30,861	e	TABCORP Holdings Ltd	400,500
63,216		Tattersall's Ltd	221,472
20,936		William Hill plc	218,587
		TOTAL AMUSEMENT AND RECREATION SERVICES	6,241,860

APPAREL AND ACCESSORY STORES - 0.39%
2,900		Aoyama Trading Co Ltd	75,540
124,000		Belle International Holdings Ltd	187,334
25,894		Burberry Group plc	293,547
3,300		Fast Retailing Co Ltd	235,725
89,000		Giordano International Ltd	42,689
28,966		Hennes & Mauritz AB (B Shares)	1,763,541
13,270		Inditex S.A.	815,248
		TOTAL APPAREL AND ACCESSORY STORES	3,413,624

APPAREL AND OTHER TEXTILE PRODUCTS - 0.08%
9,000		Asics Corp	129,705
56,000		C C Land Holdings Ltd	81,586
9,000		Gunze Ltd	39,717
29,000		Mitsubishi Rayon Co Ltd	140,957
8,000		Nisshinbo Industries, Inc	97,892
7,000		Onward Kashiyama Co Ltd	71,808
1,200		Shimamura Co Ltd	102,368
5,000		Wacoal Holdings Corp	65,479
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	729,512

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
AUTO REPAIR, SERVICES AND PARKING - 0.08%
11,900		Aisin Seiki Co Ltd	$496,388
6,100		NOK Corp	129,683
9,100		Sumitomo Rubber Industries, Inc	81,294
		TOTAL AUTO REPAIR, SERVICES AND PARKING	707,365

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
14,000		Fuji Heavy Industries Ltd	65,416
26,290		Inchcape plc	198,080
10,600		Suzuki Motor Corp	319,760
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	583,256

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.06%
134,861		Kingfisher plc	390,870
6,911		Travis Perkins plc	165,635
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	556,505

BUSINESS SERVICES - 1.91%
13	*	Access Co Ltd	59,347
1,739		Acciona S.A.	551,343
7,947		Adecco S.A.	429,938
13,421		Aggreko plc	142,396
1,300		Asatsu-DK, Inc	36,423
4,075	*	Atos Origin S.A.	210,610
15,229		Autostrade S.p.A.	577,347
5,629	*	Business Objects S.A.	344,010
12,159		Cintra Concesiones de Infraestructuras de Transporte S.A.	183,637
29,783		Computershare Ltd	258,371
3,300		CSK Holdings Corp	106,933
3,102		Dassault Systemes S.A.	183,634
113		Dentsu, Inc	299,405
66		eAccess Ltd	41,060
5,700	e*	Elpida Memory, Inc	197,968
60,596		Experian Group Ltd	478,872
1,500	e	FUJI SOFT, Inc	23,685
116,000		Fujitsu Ltd	781,882
54		Goodwill Group, Inc	6,980
68,085		Group 4 Securicor plc	331,710
1,160		Hakuhodo DY Holdings, Inc	64,378
86,017		Hays plc	197,766
9,309		IFIL - Investments S.p.A.	87,786
6,093		Indra Sistemas S.A.	165,516
3,127		JC Decaux S.A.	122,982
10,800		JSR Corp	278,906
56	*	KK DaVinci Advisors	49,626
5,800	e	Konami Corp	190,019
91,028		LogicaCMG plc	213,364
1,400		Meitec Corp	42,232
26,597		Misys plc	97,814
2,050		Mitsubishi UFJ Lease & Finance Co Ltd	68,079
121,000		NEC Corp	557,803
6,500		Nomura Research Institute Ltd	214,116
73		NTT Data Corp	324,764
300		Obic Co Ltd	55,480
1,900		Oracle Corp Japan	83,847

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,000		Otsuka Corp	$85,843
3,755		Promotora de Informaciones S.A.	70,492
6,092		Public Power Corp	320,646
8,076		Publicis Groupe S.A.	316,206
374		Rakuten, Inc	184,129
2,683	e	Randstad Holdings NV	105,991
74,702		Sage Group plc	342,015
54,271		SAP AG.	2,819,201
13,200		Secom Co Ltd	721,944
18,314		Securitas AB (B Shares)	255,022
269		SGS S.A.	320,524
70,000		Singapore Post Ltd	54,465
1,185	e	Societe Des Autoroutes Paris-Rhin-Rhone	116,080
45,700	e	Softbank Corp	944,967
2,300		Square Enix Co Ltd	70,411
54,000		Tencent Holdings Ltd	408,944
3,771	e	Tietoenator Oyj	84,686
2,000		TIS, Inc	34,767
6,500		Trend Micro, Inc	232,735
1,280		USS Co Ltd	79,631
68,844		WPP Group plc	886,656
924		Yahoo! Japan Corp	413,552
		TOTAL BUSINESS SERVICES	16,928,936

CHEMICALS AND ALLIED PRODUCTS - 8.67%
5,313	*	Actelion Ltd	244,262
14,981		Air Liquide	2,229,507
16,488		Akzo Nobel NV	1,320,785
1,500		Alfresa Holdings Corp	90,498
72,000		Asahi Kasei Corp	479,506
32,500		Astellas Pharma, Inc	1,416,775
84,768		AstraZeneca plc	3,651,524
6,000	e	AstraZeneca plc (ADR)	256,920
30,337		BASF AG.	4,497,968
5,216		Beiersdorf AG.	404,181
1,591		Christian Dior S.A.	209,119
16,800		Chugai Pharmaceutical Co Ltd	240,612
3,878		Ciba Specialty Chemicals AG.	179,830
33,390		CSL Ltd	1,066,003
15,000		Daicel Chemical Industries Ltd	89,961
42,600		Daiichi Sankyo Co Ltd	1,311,767
40,000		Dainippon Ink and Chemicals, Inc	200,510
4,000		Dainippon Sumitomo Pharma Co Ltd	29,289
8,422		DSM NV	398,092
15,400		Eisai Co Ltd	606,543
22,972	*	Elan Corp plc	496,808
1,900	*	Elan Corp plc (ADR)	41,762
345,921		GlaxoSmithKline plc	8,807,090
2,726		H Lundbeck AS	73,762
6,449		Haw Par Corp Ltd	31,854
10,772		Henkel KGaA	605,243
73,049	v	Imperial Chemical Industries plc	969,896
2,246		K+S AG.	534,434
11,000		Kansai Paint Co Ltd	79,658

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE
32,000	Kao Corp	$962,449
31,500	Kingboard Chemical Holdings Ltd	187,447
1,700	Kose Corp	45,271
25,000	Kuraray Co Ltd	304,122
11,000	Kyowa Hakko Kogyo Co Ltd	117,567
7,415	Linde AG.	980,579
2,602	Lonza Group AG.	315,784
15,281	L'Oreal S.A.	2,189,032
8,500	Mediceo Paltac Holdings Co Ltd	125,923
3,714	Merck KGaA	479,475
70,500	Mitsubishi Chemical Holdings Corp	541,458
23,000	Mitsubishi Gas Chemical Co, Inc	226,469
106,000	Mitsui & Co Ltd	2,244,014
7,000	Nippon Kayaku Co Ltd	45,804
5,000	Nippon Shokubai Co Ltd	48,114
8,000	Nissan Chemical Industries Ltd	104,623
142,363	Novartis AG.	7,808,808
29,444	Novo Nordisk AS (Class B)	1,934,048
2,644	Novozymes AS (B Shares)	301,724
962	Omega Pharma S.A.	67,090
2,400	Ono Pharmaceutical Co Ltd	112,143
4,399	Orion Oyj (Class B)	103,098
37,103	Reckitt Benckiser Group plc	2,152,204
43,100	Roche Holding AG.	7,446,328
62,632	Sanofi-Aventis	5,767,158
4,000	Santen Pharmaceutical Co Ltd	99,002
25,300	Shin-Etsu Chemical Co Ltd	1,589,813
18,000	Shionogi & Co Ltd	318,220
16,176	Shire plc	369,978
20,000	Shiseido Co Ltd	473,526
66,000	Showa Denko KK	236,316
3,772	Solvay S.A.	527,772
11,181	SSL International plc	119,075
95,000	Sumitomo Chemical Co Ltd	847,827
37,717	Symbion Health Ltd	131,807
6,396	Syngenta AG.	1,629,860
9,000	Taisho Pharmaceutical Co Ltd	173,209
18,000	Taiyo Nippon Sanso Corp	169,019
52,200	Takeda Pharmaceutical Co Ltd	3,069,901
12,000	Tanabe Seiyaku Co Ltd	113,754
53,000	Teijin Ltd	227,248
13,000	Tokuyama Corp	130,681
84,000	Toray Industries, Inc	657,924
26,000	Tosoh Corp	111,946
58,000	UBE Industries Ltd	197,807
6,327	UCB S.A.	286,948
457	Wacker Chemie AG.	132,095
8,156	Zeltia S.A.	72,859
9,000	Zeon Corp	54,299
	TOTAL CHEMICALS AND ALLIED PRODUCTS	76,915,777

COMMUNICATIONS - 6.45%
4,331	Antena 3 de Television S.A.	66,424
10,011	Belgacom S.A.	493,839

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
69,163		British Sky Broadcasting plc	$852,215
493,820		BT Group plc	2,681,133
149,503		Cable & Wireless plc	553,538
23,850		Carphone Warehouse Group plc	163,555
6,882		Cosmote Mobile Telecommunications S.A.	260,602
173,579		Deutsche Telekom AG.	3,811,800
8,839		Elisa Oyj	271,385
111,803		France Telecom S.A.	4,024,431
23		Fuji Television Network, Inc	38,088
5,441		Gestevision Telecinco S.A.	139,293
21,701		Hellenic Telecommunications Organization S.A.	799,546
1,600		Hikari Tsushin, Inc	54,711
73,000		Hutchison Telecommunications International Ltd	109,724
223,618		ITV plc	380,145
113	*	Jupiter Telecommunications Co	96,295
152		KDDI Corp	1,132,023
3,384		M6-Metropole Television	89,057
44,190		Mediaset S.p.A.	446,119
1,668		Mobistar S.A.	151,809
3,027		Modern Times Group AB (B Shares)	213,096
320		Nippon Telegraph & Telephone Corp	1,601,217
992		NTT DoCoMo, Inc	1,651,631
45,375		Portugal Telecom SGPS S.A.	592,422
13,912	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	194,248
116,930		Royal KPN NV	2,126,715
210,071		Seat Pagine Gialle S.p.A.	83,080
8,870		SES Global S.A.	233,431
492,403		Singapore Telecommunications Ltd	1,368,309
9,530		Sky Network Television Ltd	44,003
7,059		Societe Television Francaise 1	188,867
2,451	*	Sogecable S.A.	98,188
1,301		Swisscom AG.	507,920
17,365		Tele2 AB (B Shares)	347,934
107,179	e	Telecom Corp of New Zealand Ltd	358,786
655,071		Telecom Italia S.p.A.	2,035,215
368,822		Telecom Italia S.p.A.	876,800
263,875		Telefonica S.A.	8,572,456
20,048		Telekom Austria AG.	557,793
49,754		Telenor ASA	1,188,906
16,000		Television Broadcasts Ltd	96,135
136,104		TeliaSonera AB	1,274,027
235,142		Telstra Corp Ltd	968,325
1,700		Tokyo Broadcasting System, Inc	36,522
71,567		Vivendi Universal S.A.	3,283,437
1,280,000		Vodafone Group plc	4,785,094
194,738		Vodafone Group plc (ADR)	7,267,622
		TOTAL COMMUNICATIONS	57,167,911

DEPOSITORY INSTITUTIONS - 15.25%
18,000		77 Bank Ltd	112,626
10,528		Alliance & Leicester plc	135,802
52,077		Allied Irish Banks plc	1,193,179
22,772		Alpha Bank S.A.	829,017
21,411		Anglo Irish Bank Corp plc	342,466

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
22,000		Aozora Bank Ltd	$64,396
115,803	e	Australia & New Zealand Banking Group Ltd	2,792,149
7,718		Banca Carige S.p.A.	39,438
476,056		Banca Intesa S.p.A.	3,765,462
60,961		Banca Intesa S.p.A.	445,418
65,392	e	Banca Monte dei Paschi di Siena S.p.A.	352,071
24,531		Banca Popolare di Milano	334,267
36,938		Banche Popolari Unite Scpa	1,015,840
231,380		Banco Bilbao Vizcaya Argentaria S.A.	5,669,735
13,306		Banco BPI S.A.	104,274
123,867	e	Banco Comercial Portugues S.A.	528,812
28,440		Banco de Sabadell S.A.	308,114
12,784		Banco Espirito Santo S.A.	280,363
40,813	*	Banco Popolare Scarl	904,609
50,352		Banco Popular Espanol S.A.	861,322
385,936		Banco Santander Central Hispano S.A.	8,345,386
85,824		Bank of East Asia Ltd	587,210
3,157		Bank of Ireland	47,043
55,261		Bank of Ireland	820,872
18,000		Bank of Kyoto Ltd	213,651
71,000		Bank of Yokohama Ltd	498,268
7,921		Bankinter S.A.	145,341
419,420		Barclays plc	4,207,892
13,693		Bendigo Bank Ltd	177,461
51,987		BNP Paribas	5,641,293
235,000		BOC Hong Kong Holdings Ltd	658,521
44,000		Chiba Bank Ltd	358,412
35,000		CITIC International Financial Holdings Ltd	21,860
38,162		Commerzbank AG.	1,465,173
80,499		Commonwealth Bank of Australia	4,177,305
40,679		Credit Agricole S.A.	1,372,084
27,635		Danske Bank AS	1,082,360
73,000		DBS Group Holdings Ltd	1,049,776
31,190		Deutsche Bank AG.	4,076,767
30,979		Dexia	780,397
43,563		DNB NOR Holding ASA	665,899
18,308		EFG Eurobank Ergasias S.A.	644,556
2,365		EFG International	95,047
11,747		Erste Bank der Oesterreichischen Sparkassen AG.	832,974
126,224	e	Fortis	3,323,675
46,092	m*	Fortis	674
43,000		Fukuoka Financial Group, Inc	251,730
23,000		Gunma Bank Ltd	151,940
24,000		Hachijuni Bank Ltd	161,984
51,500		Hang Seng Bank Ltd	1,062,707
26,000		Hiroshima Bank Ltd	141,037
73,000		Hokuhoku Financial Group, Inc	212,371
718,595		HSBC Holdings plc	12,044,291
114,986		ING Groep NV	4,497,091
23,330		Investec plc	209,100
40,000		Joyo Bank Ltd	223,784
6,466		Julius Baer Holding AG.	534,574
3,461	*	Jyske Bank	272,806
346,330		Lloyds TSB Group plc	3,253,996

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
30,344	e	Mediobanca S.p.A.	$626,427
536,280		Mitsubishi UFJ Financial Group, Inc	5,026,050
47,000		Mitsui Trust Holdings, Inc	360,551
609		Mizuho Financial Group. Inc	2,911,033
35,000		Mizuho Trust & Banking Co Ltd	65,166
100,040		National Australia Bank Ltd	3,319,470
23,792		National Bank of Greece S.A.	1,634,206
35,000		Nishi-Nippon City Bank Ltd	87,723
126,378		Nordea Bank AB	2,111,775
4,892		OKO Bank (Class A)	93,481
157,520		Oversea-Chinese Banking Corp	907,180
19,768		Piraeus Bank S.A.	771,679
2,110		Raiffeisen International Bank Holding AG.	319,599
340	e	Resona Holdings, Inc	611,735
615,335		Royal Bank of Scotland Group plc	5,438,505
17		Sapporo Hokuyo Holdings, Inc	151,564
92,000		Shinsei Bank Ltd	335,998
34,000		Shizuoka Bank Ltd	373,432
27,359		Skandinaviska Enskilda Banken AB (Class A)	700,569
22,987		Societe Generale	3,324,859
16,444		St George Bank Ltd	456,116
40,892		Standard Chartered plc	1,501,012
406	e	Sumitomo Mitsui Financial Group, Inc	3,041,865
77,000		Sumitomo Trust & Banking Co Ltd	515,562
11,000		Suruga Bank Ltd	119,930
29,084		Svenska Handelsbanken (A Shares)	931,487
10,200		Swedbank AB (A Shares)	288,804
3,370		Sydbank AS	144,876
127,906		UBS A.G.	5,919,953
576,530		UniCredito Italiano S.p.A	4,787,769
77,000		United Overseas Bank Ltd	1,064,504
115,512		Westpac Banking Corp	2,831,788
9,500		Wing Hang Bank Ltd	142,182
		TOTAL DEPOSITORY INSTITUTIONS	135,303,518

EATING AND DRINKING PLACES - 0.25%
5,529		Autogrill S.p.A.	94,175
117,933		Compass Group plc	724,228
31,879		Enterprise Inns plc	309,043
23,833		Mitchells & Butlers plc	201,154
15,291		Punch Taverns plc	232,701
5,646		Sodexho Alliance S.A.	346,699
11,313		Whitbread plc	315,276
		TOTAL EATING AND DRINKING PLACES	2,223,276

EDUCATIONAL SERVICES - 0.02%
3,700		Benesse Corp	157,982
		TOTAL EDUCATIONAL SERVICES	157,982

ELECTRIC, GAS, AND SANITARY SERVICES - 5.62%
24,298		A2A S.p.A.	111,460
23,957		AGL Energy Ltd	280,191
62,650		British Energy Group plc	684,665
7,311		Caltex Australia Ltd	124,344

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
225,050		Centrica plc	$1,607,148
42,700		Chubu Electric Power Co, Inc	1,114,179
9,500		Chugoku Electric Power Co, Inc	184,957
78,500		CLP Holdings Ltd	536,092
14,967		Contact Energy Ltd	94,907
38,089		E.ON AG.	8,107,633
9,100		Electric Power Development Co	339,677
6,402		Electricite de France	762,658
269,143		Enel S.p.A.	3,201,132
118,586		Energias de Portugal S.A.	775,004
27,340		Fortum Oyj	1,231,553
7,573		Gas Natural SDG S.A.	443,106
11,000		Hokkaido Electric Power Co, Inc	238,285
4,500		Hokuriku Electric Power Co	93,855
227,100		Hong Kong & China Gas Ltd	696,090
78,500		Hong Kong Electric Holdings Ltd	451,526
43,400	*	Iberdrola Renovables	358,510
230,366		Iberdrola S.A.	3,502,795
91,187		International Power plc	823,181
48,500		Kansai Electric Power Co, Inc	1,130,936
16,256		Kelda Group plc	351,098
25,700		Kyushu Electric Power Co, Inc	632,637
159,798		National Grid plc	2,652,909
4,412		Oest Elektrizitatswirts AG. (Class A)	308,854
120,000		Osaka Gas Co Ltd	473,705
342		Puma AG. Rudolf Dassler Sport	136,506
6,315		Red Electrica de Espana	399,229
29,381		RWE AG.	4,123,830
52,963		Scottish & Southern Energy plc	1,726,917
50,460		SembCorp Industries Ltd	203,319
13,420		Severn Trent plc	407,654
5,600		Shikoku Electric Power Co, Inc	150,132
52,604		Snam Rete Gas S.p.A.	336,096
3,113		Sociedad General de Aguas de Barcelona S.A. (Class A)	125,299
66,100		Sojitz Holdings Corp	239,632
63,608		Suez S.A.	4,330,928
25,800		Tohoku Electric Power Co, Inc	581,981
75,600		Tokyo Electric Power Co, Inc	1,955,727
140,000		Tokyo Gas Co Ltd	655,418
6,270		Union Fenosa S.A.	423,427
52,053		United Utilities plc	783,344
13,162		Vector Ltd	22,283
21,428		Veolia Environnement	1,956,487
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	49,871,296

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.96%
133,428		ABB Ltd	3,844,386
9,700	e	Advantest Corp	276,113
140,762		Alcatel S.A.	1,018,717
9,000		Alps Electric Co Ltd	116,735
71,499		ARM Holdings plc	176,485
539	e	Bang & Olufsen AS (B Shares)	50,729
552		Barco NV	42,128
6,914	*	CSR plc	82,578

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
900,337		Ericsson (LM) (B Shares)	$2,114,605
15,000	e	Fisher & Paykel Appliances Holdings Ltd	39,593
25,900		Fisher & Paykel Healthcare Corp	69,560
124,000	*	Foxconn International Holdings Ltd	278,298
28,000		Fuji Electric Holdings Co Ltd	97,999
10,182		Gamesa Corp Tecnologica S.A.	476,074
10,385	e	GN Store Nord	81,654
1,800		Hirose Electric Co Ltd	208,173
5,700		Hitachi Chemical Co Ltd	131,383
3,600		Hitachi High-Technologies Corp	78,790
210,000		Hitachi Ltd	1,565,860
24,800		Hoya Corp	790,297
7,700		Ibiden Co Ltd	534,172
44,343	*	Infineon Technologies AG.	523,193
69,583		Koninklijke Philips Electronics NV	3,003,188
1,806		Kudelski S.A.	35,764
10,100		Kyocera Corp	895,950
2,405		Legrand S.A.	82,104
1,400		Mabuchi Motor Co Ltd	84,465
121,000		Matsushita Electric Industrial Co Ltd	2,507,407
24,000		Matsushita Electric Works Ltd	265,748
1,800	*	Millicom International Cellular S.A.	208,318
20,000		Minebea Co Ltd	128,362
120,000		Mitsubishi Electric Corp	1,254,621
5,500		Mitsumi Electric Co Ltd	187,083
12,900		Murata Manufacturing Co Ltd	748,261
2,000	*	NEC Electronics Corp	47,711
1,547		Neuf Cegetel	78,258
9,000		NGK Spark Plug Co Ltd	157,580
6,900		Nidec Corp	511,408
9,900		Nitto Denko Corp	524,621
1,402		NKT Holding AS	126,179
241,757		Nokia Oyj	9,373,797
12,800		Omron Corp	305,348
7,600		Pioneer Corp	68,711
2,886	*	Q-Cells AG.	411,822
10,358	*	Renewable Energy Corp A.S.	526,499
41,000		Ricoh Co Ltd	757,866
2,300		Rinnai Corp	75,147
6,200		Rohm Co Ltd	541,109
6,000		Sanken Electric Co Ltd	32,279
85,000	*	Sanyo Electric Co Ltd	117,173
3,022		Schindler Holding AG.	194,856
61,000		Sharp Corp	1,097,525
3,500		Shinko Electric Industries	71,588
22,793		Smiths Group plc	459,617
61,700		Sony Corp	3,424,249
9,100		Stanley Electric Co Ltd	227,266
40,445		STMicroelectronics NV	579,501
6,500		Sumco Corp	187,352
6,000		Taiyo Yuden Co Ltd	96,836
6,062		Tandberg ASA	126,714
7,300		TDK Corp	543,669
65,142	e	Terna Rete Elettrica Nazionale S.p.A.	262,627

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
14,573		Thomson	$207,312
52,016		Tomkins plc	183,013
3,500		Toyota Boshoku Corp	113,727
7,500		Ushio, Inc	165,152
3,770		Valeo S.A.	155,437
12,000		Venture Corp Ltd	106,707
12,000		Yaskawa Electric Corp	163,702
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	44,021,151

ENGINEERING AND MANAGEMENT SERVICES - 0.28%
7,884		Cap Gemini S.A.	495,653
34,345		Capita Group plc	477,204
15,930		Downer EDI Ltd	75,252
3,426		Fugro NV	264,475
14,000		JGC Corp	241,740
8,100		SBM Offshore NV	255,801
28,264		Serco Group plc	260,073
8,750		WorleyParsons Ltd	399,512
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,469,710

FABRICATED METAL PRODUCTS - 0.22%
50,717		Amcor Ltd	307,716
2,344		Geberit AG.	321,947
9,000		Hitachi Cable Ltd	53,493
6,000		Hitachi Metals Ltd	80,992
15,900		JS Group Corp	254,622
37,118		Rexam plc	309,218
12,000		Sanwa Shutter Corp	59,186
11,187		Ssab Svenskt Stal AB (Series A)	304,634
5,281		Ssab Svenskt Stal AB (Series B)	129,917
9,400		Toyo Seikan Kaisha Ltd	166,771
		TOTAL FABRICATED METAL PRODUCTS	1,988,496

FOOD AND KINDRED PRODUCTS - 3.88%
41,000		Ajinomoto Co, Inc	466,464
24,300		Asahi Breweries Ltd	411,544
9,923		Associated British Foods plc	177,676
128,314		Cadbury Schweppes plc	1,586,173
239	*	Carlsberg AS (Class A)	27,321
1,712		Carlsberg AS (Class B)	207,116
9,584		Coca Cola Hellenic Bottling Co S.A.	414,764
30,616		Coca-Cola Amatil Ltd	254,844
3,000		Coca-Cola West Japan Co Ltd	66,464
54,941		CSR Ltd	149,547
2,932		Danisco AS	207,825
161,450		Diageo plc	3,470,937
799		East Asiatic Co Ltd A.S.	62,274
376		Givaudan S.A.	362,334
8,078		Greencore Group plc	52,911
26,782		Groupe Danone	2,404,221
14,949		Heineken NV	966,482
3,600		House Foods Corp	60,647
7,516		Iaws Group plc	165,381
11,219		InBev NV	934,958

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
3,000		Ito En Ltd	$57,065
900	e	Ito En Ltd	12,866
92,529		J Sainsbury plc	783,262
17,000		Kaneka Corp	140,912
7,589		Kerry Group plc (Class A)	240,773
8,000		Kikkoman Corp	110,066
49,000		Kirin Brewery Co Ltd	719,769
45		Lindt & Spruengli AG.	155,810
16,637		Lion Nathan Ltd	140,384
2,400	e	Matsumotokiyoshi Holdings Co Ltd	58,434
12,000	e	Meiji Dairies Corp	61,227
17,000		Meiji Seika Kaisha Ltd	72,282
24,183		Nestle S.A.	11,107,327
14,000		Nichirei Corp	58,273
10,000		Nippon Meat Packers, Inc	100,882
11,000		Nisshin Seifun Group, Inc	110,576
4,900		Nissin Food Products Co Ltd	158,340
28,000		Olam International Ltd	55,632
90,089		Parmalat S.p.A.	350,361
5,346		Pernod-Ricard S.A.	1,235,731
5,500		Q.P. Corp	57,307
26,455		Sampo Oyj (A Shares)	699,309
13,000		Sapporo Holdings Ltd	104,731
47,464		Scottish & Newcastle plc	700,584
3,483	e	Suedzucker AG.	82,445
50,500		Swire Pacific Ltd (Class A)	696,226
10,000		Takara Holdings, Inc	60,243
29,092		Tate & Lyle plc	257,702
100,000		Tingyi Cayman Islands Holding Corp	161,592
5,000		Toyo Suisan Kaisha Ltd	90,856
80,245		Unilever plc	3,019,011
22,000		Wilmar International Ltd	82,379
7,200		Yakult Honsha Co Ltd	166,603
5,000	e	Yamazaki Baking Co Ltd	48,964
		TOTAL FOOD AND KINDRED PRODUCTS	34,407,807

FOOD STORES - 1.60%
36,747	e	Carrefour S.A.	2,863,061
981		Colruyt S.A.	230,961
5,976		Delhaize Group	525,981
3,300		FamilyMart Co Ltd	103,093
57,824		Goodman Fielder Ltd	96,213
13,265		Jeronimo Martins SGPS S.A.	104,728
3,901		Kesko Oyj (B Shares)	215,135
76,702		Koninklijke Ahold NV	1,068,717
3,200		Lawson, Inc	113,432
50,700		Seven & I Holdings Co Ltd	1,479,497
41,262		Sonae SPGS S.A.	119,448
482,686		Tesco plc	4,585,594
72,649		WM Morrison Supermarkets plc	465,662
74,246		Woolworths Ltd	2,215,861
		TOTAL FOOD STORES	14,187,383

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
FURNITURE AND FIXTURES - 0.02%
1,724		Neopost S.A.	$177,676
		TOTAL FURNITURE AND FIXTURES	177,676

FURNITURE AND HOME FURNISHINGS STORES - 0.15%
109,563		DSG International plc	216,461
28,637		Harvey Norman Holdings Ltd	170,984
28,938		Kesa Electricals plc	134,506
2,100		Nitori Co Ltd	100,756
2,100		Shimachu Co Ltd	59,589
5,300		Yamada Denki Co Ltd	605,836
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,288,132

GENERAL BUILDING CONTRACTORS - 0.75%
19,701		Amec plc	328,834
25,031		Balfour Beatty plc	247,764
17,547		Barratt Developments plc	159,102
4,433		Berkeley Group Holdings plc	119,129
1,981		Bilfinger Berger AG.	152,868
26,000		Cheung Kong Infrastructure Holdings Ltd	97,199
25,998		CRH plc	901,608
4,900		Daito Trust Construction Co Ltd	271,503
31,000		Daiwa House Industry Co Ltd	400,421
988		Eiffage S.A.	97,302
30,359		Fletcher Building Ltd	268,672
54,500		Haseko Corp	94,155
6,231		Hellenic Technodomiki Tev S.A.	89,278
2,483		Hochtief AG.	333,985
1,719		Imerys S.A.	141,346
55,000		Kajima Corp	179,698
21,118		Lend Lease Corp Ltd	320,787
33,000		Obayashi Corp	166,012
16,536		Persimmon plc	263,333
4,714		Sacyr Vallehermoso S.A.	183,330
25,000		Sekisui Chemical Co Ltd	168,509
32,000		Sekisui House Ltd	346,023
32,000		Shimizu Corp	139,784
21,365		Skanska AB (B Shares)	403,288
58,000		Taisei Corp	156,792
65,965		Taylor Woodrow plc	266,888
3,338		Titan Cement Co S.A.	152,266
11,000		Toda Corp	53,073
7,511		YIT Oyj	164,612
		TOTAL GENERAL BUILDING CONTRACTORS	6,667,561

GENERAL MERCHANDISE STORES - 0.53%
40,300		Aeon Co Ltd	590,891
8,000	e	Hankyu Department Stores, Inc	62,588
11,700		Isetan Co Ltd	159,086
25,400		J Front Retailing Co Ltd	224,409
3,353	*	KarstadtQuelle AG.	79,613
36,000		Keio Corp	218,485
94,000	e	Kintetsu Corp	291,975
103,437		Marks & Spencer Group plc	1,153,052
15,600		Marui Co Ltd	154,024

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
22,000		Mitsukoshi Ltd	$100,040
4,693		PPR	754,755
18,000		Takashimaya Co Ltd	217,518
44,000		Tobu Railway Co Ltd	205,595
68,000		Tokyu Corp	447,388
9,000		UNY Co Ltd	77,259
		TOTAL GENERAL MERCHANDISE STORES	4,736,678

HEALTH SERVICES - 0.21%
1,578		Coloplast AS (Class B)	136,913
49,000		Fraser and Neave Ltd	200,841
11,220		Fresenius Medical Care AG.	601,871
9,914		Getinge AB (B Shares)	266,134
9,255		Intertek Group plc	182,388
32,550		Parkway Holdings Ltd	89,547
17,251		Sonic Healthcare Ltd	253,261
413		Straumann Holding AG.	113,907
		TOTAL HEALTH SERVICES	1,844,862

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.60%
15,096	e	Abertis Infraestructuras S.A.	486,448
12,911		ACS Actividades Cons y Servicios S.A.	767,332
17,369		Biffa plc	114,097
13,573		Bouygues S.A.	1,131,133
8,000		Chiyoda Corp	91,161
2,709		Fomento de Construcciones y Contratas S.A.	203,580
3,625		Grupo Ferrovial S.A.	255,033
11,000	e	Nishimatsu Construction Co Ltd	30,721
8,000	e	Okumura Corp	39,028
62,733		Transurban Group	376,765
25,239	e	Vinci S.A.	1,869,023
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	5,364,321

HOLDING AND OTHER INVESTMENT OFFICES - 4.96%
22,551		3i Group plc	450,248
49,000		CapitaCommercial Trust	83,060
65,700		CapitaMall Trust	157,923
70,843	e	CFS Gandel Retail Trust	145,556
87,010		Commonwealth Property Office Fund	118,036
536		Eurazeo	68,766
119,702		GPT Group	424,621
8,692		Great Portland Estates plc	81,321
4,659		Groupe Bruxelles Lambert S.A.	598,544
372	*	Groupe Bruxelles Lambert S.A.	11
3,312		Heineken Holding NV	187,543
24,022	*	Immoeast AG.	258,845
59,876	e	ING Industrial Fund	133,538
433,700		iShares MSCI EAFE Index Fund	34,045,450
2,982	*	Istituto Finanziario Industriale S.p.A.	101,584
1,700		Jafco Co Ltd	56,000
29		Japan Prime Realty Investment Corp	116,815
24		Japan Real Estate Investment Corp	300,765
18		Japan Retail Fund Investment Corp	128,416
36,200		JFE Holdings, Inc	1,834,060

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
689		KBC Ancora	$78,070
63,975		Kiwi Income Property Trust	65,971
27,843		Land Securities Group plc	834,691
26,708		Macquarie Communications Infrastructure Group	127,338
152,144		Macquarie Infrastructure Group	404,777
117,536		Macquarie Office Trust	144,483
99,159		Man Group plc	1,123,128
38,000		Melco International Development	57,116
829		Nationale A Portefeuille	59,669
27		Nippon Building Fund, Inc	379,448
1,361		Nobel Biocare Holding AG.	364,248
60,000		Noble Group Ltd	101,289
12		Nomura Real Estate Office Fund, Inc	113,861
59		NTT Urban Development Corp	95,591
22,000		NWS Holdings Ltd	70,254
2,462		PSP Swiss Property AG.	124,388
827		Wendel	119,630
8,875	*	Wharf Holdings Ltd	12,179
83,000		Wharf Holdings Ltd	434,831
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	44,002,064

HOTELS AND OTHER LODGING PLACES - 0.25%
12,425		Accor S.A.	993,680
26,326	*	Crown Ltd	310,903
17,208		Intercontinental Hotels Group plc	302,808
67,947		Shangri-La Asia Ltd	213,494
32,080		TUI Travel plc	187,585
26,031		Thomas Cook Group plc	146,125
28,000		United Overseas Land Ltd	87,922
		TOTAL HOTELS AND OTHER LODGING PLACES	2,242,517

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.05%
5,442		Alfa Laval AB	306,487
6,373		Alstom RGPT	1,369,696
22,000		Amada Co Ltd	193,385
2,081		Andritz AG.	126,113
10,500		ASM Pacific Technology	77,228
24,248		ASML Holding NV	767,887
39,570		Atlas Copco AB (A Shares)	590,807
24,644		Atlas Copco AB (B Shares)	336,495
85,563		Brambles Ltd	866,231
7,500		Brother Industries Ltd	96,876
67,500		Canon, Inc	3,141,924
1,937		Cargotec Corp (B Shares)	89,633
12,700		Casio Computer Co Ltd	147,673
9,871	*	Charter plc	155,917
21,100	e	Citizen Watch Co Ltd	205,683
5,000		Daifuku Co Ltd	71,163
16,500		Daikin Industries Ltd	924,585
18,000	e	Ebara Corp	61,549
14,900		Electrolux AB (Series B)	250,132
12,000		Fanuc Ltd	1,168,688
29,950		FKI plc	35,026
31,100		FUJIFILM Holdings Corp	1,316,770

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
9,542	*	GEA Group AG.	$332,032
4,000		Glory Ltd	93,273
2,974		Heidelberger Druckmaschinen	100,007
6,900		Hitachi Construction Machinery Co Ltd	206,910
16,489		Husqvarna AB (B Shares)	195,806
18,123		IMI plc	142,048
70,000		Ishikawajima-Harima Heavy Industries Co Ltd	145,997
1,600		Itochu Techno-Science Corp	53,851
23,000		Japan Steel Works Ltd	339,086
3,157		KCI Konecranes Oyj	108,838
55,800		Komatsu Ltd	1,518,435
3,300		Komori Corp	73,553
4,394		Kone Oyj (Class B)	307,915
29,000		Konica Minolta Holdings, Inc	513,727
69,000		Kubota Corp	467,556
6,700		Kurita Water Industries Ltd	203,312
10,306	*	Logitech International S.A.	377,958
6,900		Makita Corp	292,763
38,531		Meggitt plc	255,219
200,000		Mitsubishi Heavy Industries Ltd	861,120
24,000		NTN Corp	208,602
4,251		OCE NV	76,944
9,099	*	Ocean RIG ASA	66,527
29,000	e*	Oki Electric Industry Co Ltd	45,428
8,000		Okuma Holdings, Inc	86,219
4,300	e	OSG Corp	46,959
2,128		Rheinmetall AG.	169,190
4,873,521		Rolls-Royce Group plc (B Shares)	10,671
9,881		Safran S.A.	202,685
57,335		Sandvik AB	986,898
7,700		Seiko Epson Corp	167,144
3,600		SMC Corp	429,235
4,816		Solarworld AG.	293,972
173		Sulzer AG.	254,423
34,000		Sumitomo Heavy Industries Ltd	313,476
6,700		THK Co Ltd	135,841
10,500		Tokyo Electron Ltd	644,766
2,000	e	Tokyo Seimitsu Co Ltd	48,964
8,251	e	Tomra Systems ASA	58,503
190,000	e	Toshiba Corp	1,423,533
12,400		Toyota Tsusho Corp	336,320
376	e*	Unaxis Holding AG.	157,172
11,285	*	Vestas Wind Systems AS	1,221,423
3,734		Wartsila Oyj (B Shares)	284,375
1,687		Wincor Nixdorf AG.	160,321
11,600		Yokogawa Electric Corp	127,510
6,620		Zardoya Otis S.A.	187,478
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	27,033,933

INSTRUMENTS AND RELATED PRODUCTS - 1.11%
6,565		AGFA-Gevaert NV	100,687
215,018		BAE Systems plc	2,131,519
2,926		Cochlear Ltd	192,431
11,684		Compagnie Generale d'Optique Essilor International S.A.	745,656

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
4,394		Elekta AB (B Shares)	$73,254
18,249		Finmeccanica S.p.A.	586,212
47,140	*	Invensys plc	213,010
2,100		Keyence Corp	518,256
8,176	e	Luxottica Group S.p.A.	259,874
20,000	e	Nikon Corp	692,834
20,000		Nippon Electric Glass Co Ltd	326,903
14,000		Olympus Corp	578,973
211,000		PCCW Ltd	125,289
2,741		Phonak Holding AG.	309,653
10,563	*	Qiagen NV	228,875
53,594		Smith & Nephew plc	618,770
2,082		Swatch Group AG.	627,552
2,290		Swatch Group AG.	135,218
3,410		Synthes, Inc	423,483
10,000		Terumo Corp	526,339
3,656	*	TomTom NV	275,281
1,503	*	William Demant Holding	139,395
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	9,829,464

INSURANCE AGENTS, BROKERS AND SERVICE - 0.68%
229,002		HBOS plc	3,350,515
2,671		MLP AG.	41,980
53,535		QBE Insurance Group Ltd	1,567,190
57,194		Suncorp-Metway Ltd	849,707
15,269		Unipol Gruppo Finanziario S.p.A.	52,573
53,120		Unipol S.p.A.	168,337
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	6,030,302

INSURANCE CARRIERS - 4.35%
18,445	e	ABC Learning Centres Ltd	83,893
89,017		Aegon NV	1,573,484
21,000		Aioi Insurance Co Ltd	99,253
27,433		Alleanza Assicurazioni S.p.A	356,564
27,588		Allianz AG.	5,967,578
114,765		AMP Ltd	1,002,653
65,595		Assicurazioni Generali S.p.A.	2,973,003
159,584		Aviva plc	2,137,910
50,717		AXA Asia Pacific Holdings Ltd	328,646
97,316		AXA S.A.	3,897,079
2,728		CNP Assurances	354,935
33,552		Corp Mapfre S.A.	147,655
3,956		Fondiaria-Sai S.p.A	163,105
105,206		Friends Provident plc	342,198
105,997		Insurance Australia Group Ltd	383,450
16,380		Irish Life & Permanent plc	282,831
11,074		KBC Groep NV	1,557,552
13,561	e	Mediolanum S.p.A.	108,949
46,400		Millea Holdings, Inc	1,565,842
74,000		Mitsui Sumitomo Insurance Co Ltd	720,691
12,705		Muenchener Rueckver AG.	2,469,411
23,000		Nipponkoa Insurance Co Ltd	209,381
320,112		Old Mutual plc	1,067,975
151,191		Prudential plc	2,142,846

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
41,588		Resolution plc	$589,431
195,362		Royal & Sun Alliance Insurance Group plc	576,333
10,423		SCOR	266,682
52,000		Sompo Japan Insurance, Inc	470,590
50		Sony Financial Holdings, Inc	191,111
133,149		Standard Life plc	669,906
21,979	e	Storebrand ASA	229,511
2,060		Swiss Life Holding	514,932
21,639		Swiss Reinsurance Co	1,537,656
12,350		T&D Holdings, Inc	637,869
926	e*	Topdanmark AS	133,270
1,426		TrygVesta A.S.	108,487
1,627		Wiener Staedtische Allgemeine Versicherung AG.	130,832
8,939		Zurich Financial Services AG.	2,625,286
		TOTAL INSURANCE CARRIERS	38,618,780

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
138,729	*	PAN Fish ASA	89,167
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	89,167

LEATHER AND LEATHER PRODUCTS - 0.74%
12,091		Adidas-Salomon AG.	906,158
9,333		Continental AG.	1,214,298
14,089		Deutsche Lufthansa AG.	375,311
6,197		Henkel KGaA	316,659
4,167		Hermes International	526,625
15,066	e	LVMH Moet Hennessy Louis Vuitton S.A.	1,821,216
22,097		ThyssenKrupp AG.	1,238,972
34,500		Yue Yuen Industrial Holdings	123,887
		TOTAL LEATHER AND LEATHER PRODUCTS	6,523,126

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.09%
17,785		Brisa-Auto Estradas de Portugal S.A.	261,326
100,000		ComfortDelgro Corp Ltd	127,132
26,000	e	Keihin Electric Express Railway Co Ltd	159,889
14,000		Keisei Electric Railway Co Ltd	74,941
30,000		SMRT Corp Ltd	35,013
28,180		Stagecoach Group plc	159,871
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	818,172

LUMBER AND WOOD PRODUCTS - 0.02%
30,812	*	MFI Furniture plc	55,508
7,792		Nobia AB	69,322
3,374	*	Sonae Industria SGPS S.A.	32,804
		TOTAL LUMBER AND WOOD PRODUCTS	157,634

METAL MINING - 2.99%
66,238		Alumina Ltd	370,480
11,411		Antofagasta plc	162,865
206,085		BHP Billiton Ltd	7,263,434
141,388		BHP Billiton plc	4,351,179
17,075		Boliden AB	214,653
13,567	e	Iluka Resources Ltd	54,797
6,219		Kazakhmys plc	169,724

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
4,680		Lonmin Plc	$288,145
29,399		Newcrest Mining Ltd	854,434
18,645		Orica Ltd	519,786
77,987		Oxiana Ltd	238,298
29,802	*	Paladin Resources Ltd	177,678
17,562	e	Rio Tinto Ltd	2,065,546
61,172		Rio Tinto plc	6,474,471
1,200	e	Sumitomo Titanium Corp	89,585
4,305		Vedanta Resources plc	175,333
38,752		Xstrata plc	2,738,466
29,561		Zinifex Ltd	321,854
		TOTAL METAL MINING	26,530,728

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.12%
1,300	e	Aderans Co Ltd	20,492
3,892		Amer Sports Oyj (A Shares)	105,214
8,171		Bulgari S.p.A.	114,208
94,500	*	Fosun International	88,472
32,364		Futuris Corp Ltd	61,097
11,100		Namco Bandai Holdings, Inc	173,582
3,300		Sankyo Co Ltd	153,310
1,475		Societe BIC S.A.	105,670
10,500		Yamaha Corp	240,142
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,062,187

MISCELLANEOUS RETAIL - 0.80%
2,400		Circle K Sunkus Co Ltd	35,555
32,040		Compagnie Financiere Richemont AG.	2,198,921
4,244		DCC plc	119,582
1,735		Douglas Holding AG.	100,071
4,300		EDION Corp	46,766
1,116		Folli-Follie S.A.	41,607
50,406		Home Retail Group	329,110
134,000		Hutchison Whampoa Ltd	1,520,032
32,000		Lifestyle International Holdings Ltd	86,183
17,298	*	Meinl European Land Ltd	238,490
9,857		Metro AG.	827,794
12,847		Next plc	415,310
51,100		Nippon Mining Holdings, Inc	327,508
51,182		Origin Energy Ltd	397,721
23,344		Pacific Brands Ltd	66,616
5,000		Parkson Retail Group Ltd	60,244
1,100		Ryohin Keikaku Co Ltd	66,464
4,243	e	Sanoma-WSOY Oyj	121,774
91,765		Signet Group plc	127,411
		TOTAL MISCELLANEOUS RETAIL	7,127,159

MOTION PICTURES - 0.03%
4,915	*	Premiere AG.	92,699
6,500		Toho Co Ltd	146,914
		TOTAL MOTION PICTURES	239,613

NONDEPOSITORY INSTITUTIONS - 0.36%
3,570		Acom Co Ltd	73,020

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
4,200		Aeon Credit Service Co Ltd	$62,409
3,850		Aiful Corp	68,788
19,182		Cattles plc	112,260
17,030		Challenger Financial Services Group Ltd	74,616
9,500		Credit Saison Co Ltd	260,216
3,273	e	D Carnegie AB	63,554
4,868		Deutsche Postbank AG.	432,374
12,143		Hypo Real Estate Holding AG.	640,909
29,752		ICAP plc	430,266
11,600		Investor AB (B Shares)	263,832
10,968		Natixis	210,710
1,902		Perpetual Trustees Australia Ltd	110,624
3,900		Promise Co Ltd	97,051
6,530		Takefuji Corp	158,698
10,705		Tullett Prebon plc	99,994
		TOTAL NONDEPOSITORY INSTITUTIONS	3,159,321

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
90,000		Itochu Corp	879,739
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	879,739

OIL AND GAS EXTRACTION - 1.39%
11,206		Acergy S.A.	250,233
9,475		Aker Kvaerner ASA	252,150
206,241		BG Group plc	4,721,259
1,580	*	Compagnie Generale de Geophysique S.A.	450,458
40,497	*	DET Norske Oljeselskap	75,179
12,235		Gaz de France	715,528
1,000		Idemitsu Kosan Co Ltd	106,073
51		Inpex Holdings, Inc	552,388
2,000		Japan Petroleum Exploration Co	146,265
12,574	*	Lundin Petroleum AB	131,320
7,578		Neste Oil Oyj	267,347
41,715		Norsk Hydro ASA	596,165
10,082		Petroleum Geo-Services ASA	292,906
10,384		ProSafe ASA	180,721
8,005		Saipem S.p.A.	321,033
34,330		Santos Ltd	425,625
14,703	*	SeaDrill Ltd	358,785
11,000		Singapore Petroleum Co Ltd	57,848
6,147		Technip S.A.	489,804
5,654	*	TGS Nopec Geophysical Co ASA	77,680
43,309		Tullow Oil plc	561,665
29,004		Woodside Petroleum Ltd	1,283,277
		TOTAL OIL AND GAS EXTRACTION	12,313,709

PAPER AND ALLIED PRODUCTS - 0.94%
81,019		Anglo American plc	4,967,325
1,426	e	Billerud AB	14,672
2,769		Holmen AB (B Shares)	102,822
4,400		Kokuyo Co Ltd	39,780
21,200		Lee & Man Paper Manufacturing Ltd	93,121
478		Mayr-Melnhof Karton AG.	51,814
7,332		Metso Oyj	400,169

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
21,744		Mondi plc	$183,956
45		Nippon Paper Group, Inc	135,344
50,000		OJI Paper Co Ltd	245,715
23,523		PaperlinX Ltd	54,940
6,381	*	Smurfit Kappa Group plc	104,423
5,593	*	Smurfit Kappa Group plc	91,994
34,281		Stora Enso Oyj (R Shares)	513,235
32,769		Svenska Cellulosa AB (B Shares)	580,525
2,100		Uni-Charm Corp	132,901
31,259		UPM-Kymmene Oyj	631,606
		TOTAL PAPER AND ALLIED PRODUCTS	8,344,342

PERSONAL SERVICES - 0.04%
8,726		Davis Service Group plc	89,282
104,028		Rentokil Initial plc	250,358
		TOTAL PERSONAL SERVICES	339,640

PETROLEUM AND COAL PRODUCTS - 5.98%
445,586		BP plc	5,454,960
120,065		BP plc (ADR)	8,785,156
27,000		Cosmo Oil Co Ltd	101,508
160,262		ENI S.p.A.	5,869,502
5,665		Hellenic Petroleum S.A.	93,427
2,260		Motor Oil Hellas Corinth Refineries S.A.	52,207
9,768		OMV AG.	791,471
19,356		Premier Farnell plc	56,543
48,347		Repsol YPF S.A.	1,723,321
223,090		Royal Dutch Shell plc (A Shares)	9,374,612
169,483		Royal Dutch Shell plc (B Shares)	7,051,108
10,600		Showa Shell Sekiyu KK	117,657
77,900		Statoil ASA	2,424,579
18,000		TonenGeneral Sekiyu KK	177,720
132,365		Total S.A.	10,998,001
		TOTAL PETROLEUM AND COAL PRODUCTS	53,071,772

PRIMARY METAL INDUSTRIES - 1.69%
8,682		Acerinox S.A.	213,632
55,616	e	Arcelor	4,325,065
622		Bekaert S.A.	83,664
42,850		BlueScope Steel Ltd	363,075
17,000		Daido Steel Co Ltd	127,673
14,000		DOWA HOLDINGS CO Ltd	98,250
8,000	m,v*	Dowa Mining Co Ltd	72
18,000		Fujikura Ltd	91,519
35,000		Furukawa Electric Co Ltd	135,971
1,272		Hoganas AB (Class B)	26,913
12,472		Johnson Matthey plc	466,992
167,000		Kobe Steel Ltd	544,135
65,000		Mitsubishi Materials Corp	278,118
35,000		Mitsui Mining & Smelting Co Ltd	140,357
26,000		Nippon Light Metal Co Ltd	45,383
360,000		Nippon Steel Corp	2,229,960
49,000	e	Nisshin Steel Co Ltd	172,376
43,713		OneSteel Ltd	236,050

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
6,982		Outokumpu Oyj	$216,513
2,359		Salzgitter AG.	351,969
23,142		SKF AB (B Shares)	392,073
46,100		Sumitomo Electric Industries Ltd	733,292
252,000		Sumitomo Metal Industries Ltd	1,170,729
34,000		Sumitomo Metal Mining Co Ltd	581,301
1,500		Toho Titanium Co Ltd	45,115
5,800		Tokyo Steel Manufacturing Co Ltd	64,690
1,422		Umicore	353,437
2,908		Vallourec	787,193
5,647		Viohalco S.A.	82,067
6,971		Voestalpine AG.	503,993
2,200		Yamato Kogyo Co Ltd	90,588
		TOTAL PRIMARY METAL INDUSTRIES	14,952,165

PRINTING AND PUBLISHING - 0.92%
5,391		Arnoldo Mondadori Editore S.p.A.	44,296
37,000		Dai Nippon Printing Co Ltd	544,161
17,573		Daily Mail & General Trust	173,768
7,695		De La Rue plc	149,577
12,762		Emap plc	233,718
9,364		Eniro AB	84,031
9,364	m,v*	Eniro AB	3,332
69,567		John Fairfax Holdings Ltd	285,869
49,336		Orkla ASA	956,309
7,217		PagesJaunes Groupe S.A.	144,663
47,847		Pearson plc	697,189
42,580		Reed Elsevier NV	849,770
75,975	*	Reed Elsevier plc	1,027,650
77,085		Reuters Group plc	977,449
2,726		Schibsted ASA	118,230
89,000		Singapore Press Holdings Ltd	278,231
34,000	e	Toppan Printing Co Ltd	334,476
14,880		Trinity Mirror plc	103,226
15,022		United Business Media plc	194,219
17,379		Wolters Kluwer NV	571,195
44,912		Yell Group plc	358,502
		TOTAL PRINTING AND PUBLISHING	8,129,861

RAILROAD TRANSPORTATION - 0.48%
31,607		Asciano Group	194,267
100		Central Japan Railway Co	853,064
211		East Japan Railway Co	1,741,413
24,919		Firstgroup plc	404,272
72,000		Hankyu Hanshin Holdings, Inc	311,292
38,000	e	Odakyu Electric Railway Co Ltd	241,848
105		West Japan Railway Co	521,640
		TOTAL RAILROAD TRANSPORTATION	4,267,796

REAL ESTATE - 2.44%
3,000		Aeon Mall Co Ltd	79,219
41,500		Allgreen Properties Ltd	42,957
50,275		Ascendas Real Estate Investment Trust	85,919
6,552		Bovis Homes Group plc	80,341

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
30,870		British Land Co plc	$580,702
13,969		Brixton plc	81,960
96,000		CapitaLand Ltd	418,160
7,908		Castellum AB	82,283
48,570	e	Centro Properties Group	43,073
65,289		Centro Retail Group	54,461
97,000		Cheung Kong Holdings Ltd	1,793,854
30,000		Chinese Estates Holdings Ltd	54,480
31,400		City Developments Ltd	309,757
498		Cofinimmo	93,721
2,171		Corio NV	175,846
165,206		DB RREEF Trust	290,118
7,090		Fabege AB	72,675
671		Gecina S.A.	105,285
138,000	*	Genting International plc	65,671
16,701		Hammerson plc	340,762
26,000		Hang Lung Group Ltd	142,047
122,000		Hang Lung Properties Ltd	552,312
16,000		Henderson Investment Ltd	3,468
69,344		Henderson Land Development Co Ltd	653,207
38,000		Hopewell Holdings	175,443
33,384		Hysan Development Co Ltd	95,262
859		ICADE	128,115
26,275		IMMOFINANZ Immobilien Anlagen AG.	266,987
5,466		IVG Immobilien AG.	188,441
19,000		Keppel Land Ltd	96,092
36,623		Kerry Properties Ltd	294,256
4,069		Klepierre	208,040
6,988		Kungsleden AB	77,846
8,203		Leighton Holdings Ltd	440,801
7,600		Leopalace21 Corp	204,771
14,970		Liberty International plc	320,939
126,000		Link Real Estate Investment Trust	272,768
85,475		Macquarie Goodman Group	367,000
58,632		Mirvac Group	308,890
73,000		Mitsubishi Estate Co Ltd	1,761,044
52,000		Mitsui Fudosan Co Ltd	1,131,093
151,410		New World Development Ltd	536,908
2,600		Nomura Real Estate Holdings, Inc	62,838
5,710		ORIX Corp	975,732
23,504		Segro plc	219,900
100,000		Shui On Land Ltd	116,706
7,000		Singapore Land Ltd	38,904
81,910		Sino Land Co	290,983
88,871		Stockland Trust Group	657,038
24,000		Sumitomo Realty & Development Co Ltd	594,012
86,000		Sun Hung Kai Properties Ltd	1,826,455
16,000		Tokyo Tatemono Co Ltd	151,528
26,000		Tokyu Land Corp	223,891
4,397		Unibail	963,782
9,600		Urban Corp	128,470
1,059		Wereldhave NV	115,690
107,244		Westfield Group	1,977,473
23,000		Wheelock & Co Ltd	70,793

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,089		Wihlborgs Fastigheter AB	$19,503
26,950		Wing Tai Holdings Ltd	50,551
17,000		Yanlord Land Group Ltd	39,209
		TOTAL REAL ESTATE	21,600,432

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.75%
8,357		Ansell Ltd	88,568
44,618		Bayer AG.	4,079,073
36,500		Bridgestone Corp	649,528
25,000		Denki Kagaku Kogyo KK	108,983
8,768		Michelin (C.G.D.E.) (Class B)	1,006,313
38,000		Mitsui Chemicals, Inc	249,671
6,174		Nokian Renkaat Oyj	217,092
168,750		Pirelli & C S.p.A.	185,781
2,764		Uponor Oyj	69,588
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	6,654,597

SECURITY AND COMMODITY BROKERS - 1.80%
10,281		Australian Stock Exchange Ltd	546,146
13,632		Babcock & Brown Ltd	324,973
7,082		Close Brothers Group plc	133,926
64,389		Credit Suisse Group	3,873,065
82,000		Daiwa Securities Group, Inc	745,755
12,256		Deutsche Boerse AG.	2,432,493
70		E*Trade Securities Co Ltd	65,166
3,030		Hellenic Exchanges S.A.	106,320
67,500		Hong Kong Exchanges and Clearing Ltd	1,914,869
397,439		Legal & General Group plc	1,033,234
8,952		London Stock Exchange Group plc	352,656
16,598	e	Macquarie Group Ltd	1,110,527
6,400		Matsui Securities Co Ltd	50,700
24,000	e	Nikko Cordial Corp	357,051
109,900		Nomura Holdings, Inc	1,864,213
4,855		OMX AB	196,432
497		SBI Holdings, Inc	135,911
6,072		Schroders plc	157,372
27,000		Shinko Securities Co Ltd	111,659
48,000		Singapore Exchange Ltd	447,504
		TOTAL SECURITY AND COMMODITY BROKERS	15,959,972

SOCIAL SERVICES - 0.03%
9,896		Vedior NV	249,147
		TOTAL SOCIAL SERVICES	249,147

SPECIAL TRADE CONTRACTORS - 0.01%
7,000		COMSYS Holdings Corp	57,521
7,000		Kinden Corp	55,015
		TOTAL SPECIAL TRADE CONTRACTORS	112,536

STONE, CLAY, AND GLASS PRODUCTS - 0.93%
59,000	e	Asahi Glass Co Ltd	791,666
32,131		Boral Ltd	172,661
10,000		Central Glass Co Ltd	37,954
12,053		Cimpor Cimentos de Portugal S.A.	105,733

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
19,731		Compagnie de Saint-Gobain	$1,860,392
12,512		Cookson Group plc	173,598
6,372		CRH plc	222,191
2,955		FLSmidth & Co AS	302,450
565		HeidelbergCement AG.	87,562
12,785		Holcim Ltd	1,369,801
3,789		Italcementi S.p.A.	81,046
1,579		Italcementi S.p.A.	24,702
23,904		James Hardie Industries NV	135,378
9,006		Lafarge S.A.	1,639,322
16,000		NGK Insulators Ltd	433,961
36,000		Nippon Sheet Glass Co Ltd	184,004
699		Pargesa Holding S.A.	78,102
1,281	*	RHI AG.	52,441
21,000		Sumitomo Osaka Cement Co Ltd	40,227
48,000		Taiheiyo Cement Corp	114,720
15,000	e	Toto Ltd	119,098
4,583		Wienerberger AG.	254,153
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	8,281,162

TOBACCO PRODUCTS - 0.89%
93,603		British American Tobacco plc	3,661,316
41,416		Imperial Tobacco Group plc	2,235,851
279		Japan Tobacco, Inc	1,668,281
15,133		Swedish Match AB	361,748
		TOTAL TOBACCO PRODUCTS	7,927,196

TRANSPORTATION BY AIR - 0.49%
2,045		Aeroports de Paris	209,293
7,735		Air France-KLM	271,981
38,000		All Nippon Airways Co Ltd	140,482
56,786		Auckland International Airport Ltd	127,166
21,959		BBA Aviation plc	89,718
34,164	*	British Airways plc	210,652
82,000		Cathay Pacific Airways Ltd	214,533
575		Flughafen Wien AG.	66,414
761		Fraport AG. Frankfurt Airport Services Worldwide	59,937
3,200		Hong Kong Aircraft Engineerg	87,085
25,139		Iberia Lineas Aereas de Espana	110,264
56,000	*	Japan Airlines Corp	127,825
36,546		Macquarie Airports	129,961
60,116		Qantas Airways Ltd	287,149
20,424	*	Ryanair Holdings plc	138,256
55,205		SABMiller plc	1,556,061
3,865	*	SAS AB	49,634
34,933		Singapore Airlines Ltd	421,783
		TOTAL TRANSPORTATION BY AIR	4,298,194

TRANSPORTATION EQUIPMENT - 5.14%
10,960		Bayerische Motoren Werke AG.	678,620
67,074		Cobham plc	279,052
44,000		Cosco Corp Singapore Ltd	176,679
4,000		Daihatsu Motor Co Ltd	37,631
57,237		DaimlerChrysler AG.	5,564,952

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,054		DaimlerChrysler AG.	$100,794
31,300		Denso Corp	1,283,212
131		D'ieteren S.A.	47,116
19,936		European Aeronautic Defence and Space Co	636,289
43,322		Fiat S.p.A.	1,121,101
41,679		GKN plc	233,965
14,000		Hino Motors Ltd	91,107
96,600		Honda Motor Co Ltd	3,242,626
41,000		Isuzu Motors Ltd	186,439
8,009		Jardine Cycle & Carriage Ltd	121,294
11,800		JTEKT Corp	212,308
81,000		Kawasaki Heavy Industries Ltd	239,995
67,000		Keppel Corp Ltd	605,092
7,565		Lagardere S.C.A.	567,289
6,889		MAN AG.	1,146,203
24,000		Mazda Motor Corp	119,876
104,000	e*	Mitsubishi Motors Corp	175,948
40,000		Mitsui Engineering & Shipbuilding Co Ltd	156,112
6,000		NHK Spring Co Ltd	55,266
27,000		NSK Ltd	281,806
9,023		Peugeot S.A.	684,010
11,343		Renault S.A.	1,608,820
245		Rieter Holding AG.	108,201
110,443		Rolls-Royce Group plc	1,200,372
4,072,885	m,v*	Rolls-Royce Group plc	8,108
21,404		Scania AB (B Shares)	509,998
50,600		SembCorp Marine Ltd	142,015
4,000		Shimano, Inc	145,012
52,272		Siemens AG.	8,319,561
79,000		Singapore Technologies Engineering Ltd	205,808
5,240		Thales S.A.	312,192
2,800		Tokai Rika Co Ltd	87,723
3,300		Toyoda Gosei Co Ltd	117,272
11,400		Toyota Industries Corp	466,347
167,200		Toyota Motor Corp	9,039,860
4,339		Trelleborg AB (B Shares)	90,966
13,803		Volkswagen AG.	3,150,209
28,340		Volvo AB (A Shares)	473,561
65,960		Volvo AB (B Shares)	1,107,294
11,800		Yamaha Motor Co Ltd	285,718
2,089		Zodiac S.A.	133,592
		TOTAL TRANSPORTATION EQUIPMENT	45,557,411

TRANSPORTATION SERVICES - 0.29%
15,471		Altadis S.A.	1,124,411
11,719		Arriva plc	185,457
140		Kuoni Reisen Holding	72,959
84,611		MTR Corp	311,429
7,745		National Express Group plc	191,482
1,768		Stolt-Nielsen S.A.	52,748
31,775		Toll Holdings Ltd	319,455
12,265	*	TUI AG.	343,041
		TOTAL TRANSPORTATION SERVICES	2,600,982

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
TRUCKING AND WAREHOUSING - 0.42%
47,479		Deutsche Post AG.	$1,631,989
11,478		DSV AS	251,501
16,000		Kamigumi Co Ltd	115,866
5,000		Mitsubishi Logistics Corp	56,125
48,000		Nippon Express Co Ltd	247,057
10,000		Seino Holdings Corp	68,030
23,820		TNT NV	983,837
24,000		Yamato Transport Co Ltd	346,095
		TOTAL TRUCKING AND WAREHOUSING	3,700,500

WATER TRANSPORTATION - 0.45%
16		A P Moller - Maersk AS (Class A)	169,724
65		AP Moller - Maersk AS (Class B)	693,327
9,847		Carnival plc	434,957
719		Compagnie Maritime Belge S.A.	62,285
1,498		D/S Torm AS	52,576
1,175		Euronav NV	41,470
2,724	e	Frontline Ltd	130,936
36,000		Kawasaki Kisen Kaisha Ltd	353,829
3,103		Kuehne & Nagel International AG.	297,377
67,000		Mitsui OSK Lines Ltd	855,230
23,000		Neptune Orient Lines Ltd	62,475
68,000		Nippon Yusen Kabushiki Kaisha	540,518
11,300		Orient Overseas International Ltd	83,619
70,000		Pacific Basin Shipping Ltd	112,935
68,000		Shun TAK Holdings Ltd	106,918
		TOTAL WATER TRANSPORTATION	3,998,176

WHOLESALE TRADE-DURABLE GOODS - 1.26%
18,278		Assa Abloy AB (Class B)	366,934
1,600		Autobacs Seven Co Ltd	32,440
69,436	*	Boart Longyear Group	143,275
7,426		Buhrmann NV	58,086
20,069		Bunzl plc	283,441
3,800		Canon Marketing Japan, Inc	70,752
23,391		Electrocomponents plc	97,082
77,160	*	Fortescue Metals Group Ltd	508,126
34,914	e	Hagemeyer NV	238,896
6,775		Kingspan Group plc	102,521
83,200		Mitsubishi Corp	2,278,942
139,800		Nissan Motor Co Ltd	1,539,220
7,262	*	Prysmian S.p.A.	179,328
4,967		Rautaruukki Oyj	215,319
355	e	Rockwool International AS (B Shares)	82,693
13,538		Schneider Electric S.A.	1,834,440
16,143	*	Securitas Direct AB (B Shares)	64,690
16,143		Securitas Systems AB (B Shares)	57,447
65,400		Sumitomo Corp	929,059
9,027	*	Wesfarmers Ltd	322,594
33,230		Wesfarmers Ltd	1,181,690
39,262		Wolseley plc	579,911
		TOTAL WHOLESALE TRADE-DURABLE GOODS	11,166,886

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-NONDURABLE GOODS - 0.95%
3,728		Altana AG.	$90,751
1,383		Axfood AB	55,742
9,276	e	Billabong International Ltd	120,706
2,573		Casino Guichard Perrachon S.A.	279,845
5,042		Celesio AG.	313,296
62,500		Esprit Holdings Ltd	929,797
116,239		Foster's Group Ltd	668,515
135,300		Li & Fung Ltd	546,586
98,000		Marubeni Corp	695,645
76,000		Nippon Oil Corp	618,395
2,078		Oriflame Cosmetics S.A.	132,785
3,500		Suzuken Co Ltd	125,006
105,397		Unilever NV	3,875,513
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	8,452,582

		TOTAL COMMON STOCKS	884,751,161
		(Cost $708,686,526)

PREFERRED STOCKS - 0.15%

COMMUNICATIONS - 0.01%
4,220		ProSiebenSat.1 Media AG.	101,124
		TOTAL COMMUNICATIONS	101,124

INSTRUMENTS AND RELATED PRODUCTS - 0.02%
2,138		Fresenius SE	177,862
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	177,862

TRANSPORTATION EQUIPMENT - 0.12%
532		Porsche AG.	1,077,962
		TOTAL TRANSPORTATION EQUIPMENT	1,077,962

		TOTAL PREFERRED STOCKS	1,356,948
		(Cost $906,956)

PRINCIPAL		ISSUER

SHORT TERM INVESTMENTS - 3.38%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.77%
$ 6,860,000		Federal Home Loan Bank (FHLB) 0.000%, 01/02/08	6,860,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	6,860,000

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.61%
23,124,796		State Street Navigator Securities Lending Prime Portfolio	23,124,796
		INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	23,124,796

		TOTAL SHORT-TERM INVESTMENTS	29,984,796
		(Cost $29,984,177)

		TOTAL PORTFOLIO - 103.28%	916,092,905
		(Cost $739,577,659)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

		VALUE
	OTHER ASSETS & LIABILITIES, NET - (3.28)%	$(29,067,734)

	NET ASSETS - 100.00%	$887,025,171

	ABBREVIATION:
	ADR - American Depositary Receipt

*	Non-income producing.
e	All or a portion of these securities are out on loan.
m	Indicates a security has been deemed illiquid.
v	Security valued at fair value.

	At December 31, 2007, the unrealized appreciation on investments was $176,515,246, consisting of
	gross unrealized appreciation of $194,844,529 and gross unrealized depreciation of $18,329,283.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SUMMARY OF MARKET VALUES BY COUNTRY
INTERNATIONAL EQUITY INDEX FUND (unaudited)
December 31, 2007

		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES OF AMERICA	$64,131,040	7.00%
TOTAL DOMESTIC	64,131,040	7.00

FOREIGN
AUSTRALIA	54,836,908	5.99
AUSTRIA	4,812,671	0.53
BELGIUM	10,442,458	1.14
DENMARK	7,864,432	0.86
FINLAND	15,785,673	1.72
FRANCE	91,343,110	9.97
GERMANY	80,064,334	8.74
GREECE	6,804,252	0.74
HONG KONG	20,652,404	2.25
IRELAND	5,352,778	0.58
ITALY	33,576,896	3.67
JAPAN	169,353,711	18.49
LUXEMBORG	441,750	0.05
NETHERLANDS	24,141,832	2.64
NEW ZEALAND	1,175,827	0.13
NORWAY	9,191,947	1.00
PORTUGAL	3,099,162	0.34
SINGAPORE	9,472,802	1.03
SPAIN	37,196,276	4.06
SWEDEN	19,511,301	2.13
SWITZERLAND	57,019,551	6.22
UNITED KINGDOM	189,821,790	20.72
TOTAL FOREIGN	851,961,865	93.00
TOTAL PORTFOLIO	$916,092,905	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.98%

AMUSEMENT AND RECREATION SERVICES - 0.66%
1,781		Aristocrat Leisure Ltd	$17,593
200		Nintendo Co Ltd	119,769
1,029		Paddy Power plc	33,865
5		Round One Corp	9,981
959		TABCORP Holdings Ltd	12,446
		TOTAL AMUSEMENT AND RECREATION SERVICES	193,654

APPAREL AND ACCESSORY STORES - 0.12%
1,400		Aoyama Trading Co Ltd	36,468
		TOTAL APPAREL AND ACCESSORY STORES	36,468

AUTO REPAIR, SERVICES AND PARKING - 0.16%
1,100		Aisin Seiki Co Ltd	45,885
		TOTAL AUTO REPAIR, SERVICES AND PARKING	45,885

BUSINESS SERVICES - 0.97%
500		CSK Holdings Corp	16,202
10		eAccess Ltd	6,221
400	*	Elpida Memory, Inc	13,892
11,791		Hays plc	27,109
1,775		Indra Sistemas S.A.	48,218
33	*	KK DaVinci Advisors	29,244
7,774		LogicaCMG plc	18,222
8,000		NEC Corp	36,880
800		Nomura Research Institute Ltd	26,353
900		Softbank Corp	18,610
3,000		Tencent Holdings Ltd	22,719
500		Trend Micro, Inc	17,903
		TOTAL BUSINESS SERVICES	281,573

CHEMICALS AND ALLIED PRODUCTS - 8.89%
7,000		Asahi Kasei Corp	46,619
2,000		Astellas Pharma, Inc	87,186
4,700		AstraZeneca plc (ADR)	201,254
1,894		BASF AG.	280,817
178		Christian Dior S.A.	23,396
1,132		CSL Ltd	36,140
16,000		Dainippon Ink and Chemicals, Inc	80,204
9,666		GlaxoSmithKline plc	246,094
1,000		Kao Corp	30,077
3,500		Kingboard Chemical Holdings Ltd	20,828
4,000		Kuraray Co Ltd	48,660
942		Linde AG.	124,572
1,000		Mitsubishi Gas Chemical Co, Inc	9,847
7,000		Mitsui & Co Ltd	148,190

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
3,460	Novartis AG.	$189,786
2,350	Novo Nordisk AS (Class B)	154,361
728	Reckitt Benckiser Group plc	42,228
1,757	Roche Holding AG.	303,554
2,677	Sanofi-Aventis	246,498
798	Shire plc	18,252
1,347	SSL International plc	14,345
3,000	Takeda Pharmaceutical Co Ltd	176,431
7,000	Tosoh Corp	30,139
109	Wacker Chemie AG.	31,506
	TOTAL CHEMICALS AND ALLIED PRODUCTS	2,590,984

COMMUNICATIONS - 6.65%
11,361	BT Group plc	61,683
295	Deutsche Telekom AG.	6,478
5,983	France Telecom S.A.	215,362
1,600	Gestevision Telecinco S.A.	40,961
500	Hikari Tsushin, Inc	17,097
15,000	Hutchison Telecommunications International Ltd	22,546
5	KDDI Corp	37,238
23	Nippon Telegraph & Telephone Corp	115,088
13	NTT DoCoMo, Inc	21,644
10,958	Royal KPN NV	199,303
12,845	Telefonica S.A.	417,292
18,842	Telstra Corp Ltd	77,592
5,244	Vivendi Universal S.A.	240,590
12,500	Vodafone Group plc (ADR)	466,500
	TOTAL COMMUNICATIONS	1,939,374

DEPOSITORY INSTITUTIONS - 16.37%
3,645	Alpha Bank S.A.	132,697
1,854	Anglo Irish Bank Corp plc	29,654
4,552	Australia & New Zealand Banking Group Ltd	109,754
1,203	Banca Intesa S.p.A.	9,515
17,771	Banca Intesa S.p.A.	129,846
5,295	Banco Bilbao Vizcaya Argentaria S.A.	129,748
19,142	Banco Santander Central Hispano S.A.	413,921
1,000	Bank of Kyoto Ltd	11,869
3,897	Barclays plc	39,097
1,602	BNP Paribas	173,838
27,000	BOC Hong Kong Holdings Ltd	75,660
10,000	Chiba Bank Ltd	81,457
1,551	Commonwealth Bank of Australia	80,486
620	Deutsche Bank AG.	81,039
5,141	Dexia	129,508
9,700	DNB NOR Holding ASA	148,273
3,657	Fortis	96,294
2,000	Hachijuni Bank Ltd	13,499
4,800	Hang Seng Bank Ltd	99,048
31,432	HSBC Holdings plc	526,827
6,804	ING Groep NV	266,103
14,019	Lloyds TSB Group plc	131,717
10,400	Mitsubishi UFJ Financial Group, Inc	97,469
11,000	Mitsui Trust Holdings, Inc	84,384

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
11		Mizuho Financial Group. Inc	$52,580
33,000		Mizuho Trust & Banking Co Ltd	61,442
1,819		National Australia Bank Ltd	60,357
13,000		Oversea-Chinese Banking Corp	74,869
137		Raiffeisen International Bank Holding AG.	20,751
31,801		Royal Bank of Scotland Group plc	281,066
2,000		Shizuoka Bank Ltd	21,967
1,203		Societe Generale	174,003
2,793		Standard Chartered plc	102,522
16		Sumitomo Mitsui Financial Group, Inc	119,876
5,811		UBS A.G.	268,954
34,775		UniCredito Italiano S.p.A	288,787
6,158		Westpac Banking Corp	150,964
		TOTAL DEPOSITORY INSTITUTIONS	4,769,841

ELECTRIC, GAS, AND SANITARY SERVICES - 5.25%
901		Caltex Australia Ltd	15,324
24,053		Centrica plc	171,769
3,900		Chubu Electric Power Co, Inc	101,763
3,500		CLP Holdings Ltd	23,902
1,886		E.ON AG.	401,454
500		Electric Power Development Co	18,664
526		Electricite de France	62,661
4,291		Enel S.p.A.	51,036
346		Fortum Oyj	15,586
11,000		Hong Kong & China Gas Ltd	33,716
658		Iberdrola S.A.	10,005
1,800		Kansai Electric Power Co, Inc	41,973
3,738		National Grid plc	62,057
22,000		Osaka Gas Co Ltd	86,846
1,876		RWE AG.	263,309
2,260		Scottish & Southern Energy plc	73,690
1,213		Suez S.A.	82,590
7,555		Vector Ltd	12,791
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,529,136

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.57%
1,604		ABB Ltd	46,215
421	*	CSR plc	5,028
12,000		Hitachi Ltd	89,478
300		Hoya Corp	9,560
377		Koninklijke Philips Electronics NV	16,271
300		Kyocera Corp	26,612
1,024		Legrand S.A.	34,958
4,000		Matsushita Electric Industrial Co Ltd	82,890
10,000		Mitsubishi Electric Corp	104,552
600		Mitsumi Electric Co Ltd	20,409
200		Murata Manufacturing Co Ltd	11,601
1,000	*	NEC Electronics Corp	23,855
400		Nitto Denko Corp	21,197
11,307		Nokia Oyj	438,413
1,200		Omron Corp	28,626
2,000		Ricoh Co Ltd	36,969
3,000		Sony Corp	166,495

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
1,400	Tandberg ASA	$29,264
34,711	Terna Rete Elettrica Nazionale S.p.A.	139,941
	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,332,334

ENGINEERING AND MANAGEMENT SERVICES - 0.59%
1,855	Cap Gemini S.A.	116,620
560	Fugro NV	43,230
278	WorleyParsons Ltd	12,693
	TOTAL ENGINEERING AND MANAGEMENT SERVICES	172,543

FOOD AND KINDRED PRODUCTS - 4.19%
2,000	Ajinomoto Co, Inc	22,754
3,000	Asahi Breweries Ltd	50,808
3,069	CSR Ltd	8,354
2,267	Groupe Danone	203,508
2,148	Lion Nathan Ltd	18,125
1,090	Nestle S.A.	500,640
4,100	Q.P. Corp	42,719
5,053	Sampo Oyj (A Shares)	133,570
3,500	Swire Pacific Ltd (Class A)	48,253
2,000	Toyo Suisan Kaisha Ltd	36,342
4,169	Unilever plc	156,848
	TOTAL FOOD AND KINDRED PRODUCTS	1,221,921

FOOD STORES - 2.36%
700	FamilyMart Co Ltd	21,868
18,991	Goodman Fielder Ltd	31,599
15,776	Jeronimo Martins SGPS S.A.	124,553
2,900	Seven & I Holdings Co Ltd	84,626
30,796	Sonae SPGS S.A.	89,150
12,029	Tesco plc	114,277
18,741	WM Morrison Supermarkets plc	120,125
3,452	Woolworths Ltd	103,025
	TOTAL FOOD STORES	689,223

FURNITURE AND HOME FURNISHINGS STORES - 0.11%
290	Yamada Denki Co Ltd	33,150
	TOTAL FURNITURE AND HOME FURNISHINGS STORES	33,150

GENERAL BUILDING CONTRACTORS - 0.72%
336	Berkeley Group Holdings plc	9,029
1,564	Bilfinger Berger AG.	120,689
1,883	Fletcher Building Ltd	16,664
4,111	Lend Lease Corp Ltd	62,447
	TOTAL GENERAL BUILDING CONTRACTORS	208,829

GENERAL MERCHANDISE STORES - 0.18%
1,691	Marks & Spencer Group plc	18,850
201	PPR	32,326
	TOTAL GENERAL MERCHANDISE STORES	51,176

HEALTH SERVICES - 0.05%
973	Sonic Healthcare Ltd	14,285
	TOTAL HEALTH SERVICES	14,285

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
HEAVY CONSTRUCTION, EXCEPT BUILDING - 1.07%
2,441		ACS Actividades Cons y Servicios S.A.	$145,074
1,881		Bouygues S.A.	156,757
152		Vinci S.A.	11,256
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	313,087

HOLDING AND OTHER INVESTMENT OFFICES - 1.58%
5,309		3i Group plc	105,998
16,000		CapitaCommercial Trust	27,121
8,225		GPT Group	29,177
2,093		Heineken Holding NV	118,517
2,565	*	Istituto Finanziario Industriale S.p.A.	87,379
1,200		JFE Holdings, Inc	60,798
221		Wendel	31,969
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	460,959

HOTELS AND OTHER LODGING PLACES - 0.90%
1,776		Accor S.A.	142,034
21,353		Thomas Cook Group plc	119,865
		TOTAL HOTELS AND OTHER LODGING PLACES	261,899

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.08%
725		Alstom RGPT	155,818
6,000		Amada Co Ltd	52,741
578		Andritz AG.	35,028
2,222		ASML Holding NV	70,366
1,577		Brambles Ltd	15,965
2,000		Canon, Inc	93,094
200		Daikin Industries Ltd	11,207
1,500		FUJIFILM Holdings Corp	63,510
6,000		Ishikawajima-Harima Heavy Industries Co Ltd	12,514
384		KCI Konecranes Oyj	13,238
3,000		Komatsu Ltd	81,636
4,000		Konica Minolta Holdings, Inc	70,859
700		Makita Corp	29,701
5,400		Sandvik AB	92,949
500		Tokyo Electron Ltd	30,703
9,000		Toshiba Corp	67,431
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	896,760

INSTRUMENTS AND RELATED PRODUCTS - 1.17%
19,706		BAE Systems plc	195,349
1,089		Compagnie Generale d'Optique Essilor International S.A.	69,498
1,000		Nikon Corp	34,642
1,000		Olympus Corp	41,355
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	340,844

INSURANCE AGENTS, BROKERS AND SERVICE - 0.38%
819		HBOS plc	11,983
3,377		QBE Insurance Group Ltd	98,859
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	110,842

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
INSURANCE CARRIERS - 4.15%
5,292	ABC Learning Centres Ltd	$24,070
384	Allianz AG.	83,063
5,980	AMP Ltd	52,245
8,112	Aviva plc	108,674
364	AXA S.A.	14,577
462	CNP Assurances	60,110
881	Fondiaria-Sai S.p.A	36,323
929	Muenchener Rueckver AG.	180,565
46,434	Old Mutual plc	154,915
13,376	Royal & Sun Alliance Insurance Group plc	39,460
7,000	Sompo Japan Insurance, Inc	63,349
3	Sony Financial Holdings, Inc	11,467
392	Swiss Reinsurance Co	27,855
1,050	T&D Holdings, Inc	54,232
1,150	TrygVesta A.S.	87,489
721	Zurich Financial Services AG.	211,750
	TOTAL INSURANCE CARRIERS	1,210,144

LEATHER AND LEATHER PRODUCTS - 0.81%
3,386	Deutsche Lufthansa AG.	90,198
2,580	ThyssenKrupp AG.	144,660
	TOTAL LEATHER AND LEATHER PRODUCTS	234,858

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.05%
2,534	Stagecoach Group plc	14,376
	TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	14,376

METAL MINING - 3.48%
8,702	Antofagasta plc	124,200
8,762	BHP Billiton Ltd	308,816
5,249	BHP Billiton plc	161,536
1,004	Kazakhmys plc	27,400
907	Newcrest Mining Ltd	26,361
188	Rio Tinto Ltd	22,112
1,267	Rio Tinto plc	134,100
2,967	Xstrata plc	209,667
	TOTAL METAL MINING	1,014,192

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.27%
3,500	Yamaha Corp	80,047
	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	80,047

MISCELLANEOUS RETAIL - 1.22%
2,681	Compagnie Financiere Richemont AG.	183,998
8,683	Home Retail Group	56,693
2,000	Hutchison Whampoa Ltd	22,687
2,200	Next plc	71,120
1,500	Nippon Mining Holdings, Inc	9,614
1,000	Parkson Retail Group Ltd	12,049
	TOTAL MISCELLANEOUS RETAIL	356,161

NONDEPOSITORY INSTITUTIONS - 0.96%
1,400	Aeon Credit Service Co Ltd	20,803
2,709	Hypo Real Estate Holding AG.	142,981

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
4,000	Investor AB (B Shares)	$90,977
970	Takefuji Corp	23,574
	TOTAL NONDEPOSITORY INSTITUTIONS	278,335

NONMETALLIC MINERALS, EXCEPT FUELS - 0.30%
9,000	Itochu Corp	87,974
	TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	87,974

OIL AND GAS EXTRACTION - 1.20%
6,659	BG Group plc	152,437
710	Gaz de France	41,522
1	Inpex Holdings, Inc	10,831
750	Petroleum Geo-Services ASA	21,789
1,378	Saipem S.p.A.	55,263
4,554	Santos Ltd	56,461
2,000	Singapore Petroleum Co Ltd	10,518
	TOTAL OIL AND GAS EXTRACTION	348,821

PAPER AND ALLIED PRODUCTS - 0.37%
1,251	Anglo American plc	76,699
6,800	Lee & Man Paper Manufacturing Ltd	29,869
	TOTAL PAPER AND ALLIED PRODUCTS	106,568

PETROLEUM AND COAL PRODUCTS - 6.12%
6,900	BP plc (ADR)	504,873
2,940	ENI S.p.A.	107,676
5,041	Royal Dutch Shell plc (A Shares)	211,831
8,797	Royal Dutch Shell plc (B Shares)	365,986
6,250	Statoil ASA	194,527
4,791	Total S.A.	398,076
	TOTAL PETROLEUM AND COAL PRODUCTS	1,782,969

PRIMARY METAL INDUSTRIES - 2.13%
284	Arcelor	22,086
8,460	BlueScope Steel Ltd	71,683
6,000	Furukawa Electric Co Ltd	23,309
17,000	Mitsubishi Materials Corp	72,739
15,000	Nippon Steel Corp	92,915
6,000	Nisshin Steel Co Ltd	21,107
246	Salzgitter AG.	36,704
6,600	SKF AB (B Shares)	111,818
1,500	Sumitomo Electric Industries Ltd	23,860
1,000	Sumitomo Metal Industries Ltd	4,646
1,948	Voestalpine AG.	140,837
	TOTAL PRIMARY METAL INDUSTRIES	621,704

PRINTING AND PUBLISHING - 1.05%
1,000	Dai Nippon Printing Co Ltd	14,707
4,321	De La Rue plc	83,993
11,000	Singapore Press Holdings Ltd	34,388
4,734	United Business Media plc	61,206
14,066	Yell Group plc	112,279
	TOTAL PRINTING AND PUBLISHING	306,573

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
RAILROAD TRANSPORTATION - 0.32%
10	Central Japan Railway Co	$85,306
1	East Japan Railway Co	8,253
	TOTAL RAILROAD TRANSPORTATION	93,559

REAL ESTATE - 2.39%
7,593	Brixton plc	44,550
3,726	Centro Properties Group	3,304
6,000	Cheung Kong Holdings Ltd	110,960
6,000	City Developments Ltd	59,189
2,000	Henderson Land Development Co Ltd	18,840
41	ICADE	6,115
955	Leighton Holdings Ltd	51,319
1,673	Liberty International plc	35,867
3,000	Mitsubishi Estate Co Ltd	72,372
2,100	Nomura Real Estate Holdings, Inc	50,754
10,670	Stockland Trust Group	78,885
4,000	Tokyu Land Corp	34,445
464	Unibail	101,704
389	Westfield Group	7,173
11,000	Wing Tai Holdings Ltd	20,633
	TOTAL REAL ESTATE	696,110

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.56%
966	Ansell Ltd	10,238
353	Bayer AG.	32,272
3,400	Bridgestone Corp	60,504
9,000	Mitsui Chemicals, Inc	59,133
	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	162,147

SECURITY AND COMMODITY BROKERS - 1.01%
388	Credit Suisse Group	23,339
4,000	Hong Kong Exchanges and Clearing Ltd	113,474
487	Macquarie Group Ltd	32,584
3,500	Nikko Cordial Corp	52,070
18,000	Shinko Securities Co Ltd	74,439
	TOTAL SECURITY AND COMMODITY BROKERS	295,906

STONE, CLAY, AND GLASS PRODUCTS - 1.45%
1,739	Cookson Group plc	24,128
870	CRH plc	30,337
250	FLSmidth & Co AS	25,588
448	HeidelbergCement AG.	69,430
1,512	Holcim Ltd	161,998
219	Lafarge S.A.	39,864
14,000	Nippon Sheet Glass Co Ltd	71,557
	TOTAL STONE, CLAY, AND GLASS PRODUCTS	422,902

TOBACCO PRODUCTS - 0.94%
1,989	British American Tobacco plc	77,800
3,621	Imperial Tobacco Group plc	195,480
	TOTAL TOBACCO PRODUCTS	273,280

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION BY AIR - 1.15%
17,000	*	Japan Airlines Corp	$38,804
17,437		Macquarie Airports	62,008
10,264		Qantas Airways Ltd	49,027
6,127		SABMiller plc	172,701
930		Singapore Airlines Ltd	11,229
		TOTAL TRANSPORTATION BY AIR	333,769

TRANSPORTATION EQUIPMENT - 5.67%
5,000		Cosco Corp Singapore Ltd	20,077
753		DaimlerChrysler AG.	73,211
60		D'ieteren S.A.	21,580
6,097		Fiat S.p.A.	157,780
2,681		GKN plc	15,050
4,000		Hino Motors Ltd	26,031
3,000		Honda Motor Co Ltd	100,703
1,000		Jardine Cycle & Carriage Ltd	15,145
4,000		Keppel Corp Ltd	36,125
3,000		NSK Ltd	31,312
230		Peugeot S.A.	17,436
50		Rieter Holding AG.	22,082
5,300		Scania AB (B Shares)	126,284
973		Siemens AG.	154,862
5,000		Singapore Technologies Engineering Ltd	13,026
2,282		Thales S.A.	135,958
7,100		Toyota Motor Corp	383,870
968		Volkswagen AG.	220,923
4,800		Volvo AB (A Shares)	80,208
		TOTAL TRANSPORTATION EQUIPMENT	1,651,663

TRUCKING AND WAREHOUSING - 0.37%
3,131		Deutsche Post AG.	107,621
		TOTAL TRUCKING AND WAREHOUSING	107,621

WATER TRANSPORTATION - 1.06%
1,380		Compagnie Maritime Belge S.A.	119,545
2,150		D/S Torm AS	75,460
1,000		Kawasaki Kisen Kaisha Ltd	9,829
2,000		Mitsui OSK Lines Ltd	25,529
10,000		Nippon Yusen Kabushiki Kaisha	79,488
		TOTAL WATER TRANSPORTATION	309,851

WHOLESALE TRADE-DURABLE GOODS - 0.83%
1,932		Kingspan Group plc	29,235
600		Mitsubishi Corp	16,435
5,300		Nissan Motor Co Ltd	58,354
715		Rautaruukki Oyj	30,995
5,200		Sumitomo Corp	73,870
933		Wesfarmers Ltd	33,178
		TOTAL WHOLESALE TRADE-DURABLE GOODS	242,067

WHOLESALE TRADE-NONDURABLE GOODS - 1.10%
292		Casino Guichard Perrachon S.A.	31,758
4,100		Esprit Holdings Ltd	60,995
8,000		Nippon Oil Corp	65,094

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
1,600		Oriflame Cosmetics S.A.	$102,240
1,643		Unilever NV	60,414
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	320,501

		TOTAL COMMON STOCKS	28,846,865
		(Cost $29,468,539)

PREFERRED STOCKS - 0.62%
COMMUNICATIONS - 0.09%
1,100		ProSiebenSat.1 Media AG.	26,359
		TOTAL COMMUNICATIONS	26,359

TRANSPORTATION EQUIPMENT - 0.53%
76		Porsche AG.	153,995
		TOTAL TRANSPORTATION EQUIPMENT	153,995

		TOTAL PREFERRED STOCKS	180,354
		(Cost $181,320)

PRINCIPAL
SHORT-TERM INVESTMENTS - 0.38%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.38%
$ 110,000		Federal Home Loan Bank (FHLB) 0.000%, 01/02/08	109,980
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	109,980

		TOTAL SHORT-TERM INVESTMENTS	109,980
		(Cost $109,980)

		TOTAL PORTFOLIO - 99.98%	29,137,199
		(Cost $29,759,839)

		OTHER ASSETS & LIABILITIES, NET - 0.02%	5,371

		NET ASSETS - 100.00%	$29,142,570

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing.

		At December 31, 2007, the unrealized depreciation on investments was $622,640, consisting of
		gross unrealized appreciation of $334,670 and gross unrealized depreciation of $957,310.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SUMMARY OF MARKET VALUES BY COUNTRY
ENHANCED INTERNATIONAL EQUITY INDEX FUND (unaudited)
December 31, 2007

		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES OF AMERICA	$109,980	0.38%
TOTAL DOMESTIC	109,980	0.38

FOREIGN
AUSTRALIA	1,844,648	6.33
AUSTRIA	196,616	0.67
BELGIUM	366,926	1.26
CAYMAN ISLANDS	108,010	0.37
DENMARK	342,899	1.18
FINLAND	631,802	2.17
FRANCE	3,020,804	10.37
GERMANY	2,826,708	9.70
GREECE	132,696	0.45
HONG KONG	607,535	2.08
IRELAND	123,092	0.42
ITALY	1,063,546	3.65
JAPAN	5,677,641	19.49
LUXEMBORG	124,326	0.43
NETHERLANDS	774,205	2.66
NEW ZEALAND	29,455	0.10
NORWAY	393,853	1.35
PORTUGAL	213,703	0.73
SINGAPORE	322,320	1.11
SPAIN	1,205,220	4.14
SWEDEN	502,236	1.72
SWITZERLAND	1,940,171	6.66
UNITED KINGDOM	6,578,807	22.58
TOTAL FOREIGN	29,027,219	99.62
TOTAL PORTFOLIO	$29,137,199	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.62%

AMUSEMENT AND RECREATION SERVICES - 1.00%
400	*	Activision, Inc	$11,880
400	*	Penn National Gaming, Inc	23,820
5,100		Walt Disney Co	164,628
		TOTAL AMUSEMENT AND RECREATION SERVICES	200,328

APPAREL AND ACCESSORY STORES - 0.63%
900		Abercrombie & Fitch Co (Class A)	71,973
900		American Eagle Outfitters, Inc	18,693
500	*	AnnTaylor Stores Corp	12,780
500	*	Hanesbrands, Inc	13,585
100		Phillips-Van Heusen Corp	3,686
100		Polo Ralph Lauren Corp	6,179
		TOTAL APPAREL AND ACCESSORY STORES	126,896

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.68%
1,300		Advance Auto Parts	49,387
700	*	Autozone, Inc	83,937
100	*	O'Reilly Automotive, Inc	3,243
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	136,567

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.07%
500		Home Depot, Inc	13,470
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	13,470

BUSINESS SERVICES - 12.61%
4,500		Accenture Ltd (Class A)	162,135
200		Acxiom Corp	2,346
2,000	*	Adobe Systems, Inc	85,460
300	*	Affiliated Computer Services, Inc (Class A)	13,530
1,000	*	Autodesk, Inc	49,760
1,000	*	BMC Software, Inc	35,640
500		CA, Inc	12,475
300	*	Citrix Systems, Inc	11,403
500	*	DST Systems, Inc	41,275
3,900	*	eBay, Inc	129,441
3,400		Electronic Data Systems Corp	70,482
400	*	Fiserv, Inc	22,196
600	*	Google, Inc (Class A)	414,888
300	*	Juniper Networks, Inc	9,960
700	*	Kinetic Concepts, Inc	37,492
600		Manpower, Inc	34,140
200		Mastercard, Inc (Class A)	43,040
24,300		Microsoft Corp	865,080
400	*	NAVTEQ Corp	30,240
14,000	*	Oracle Corp	316,120

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,000		Robert Half International, Inc	$27,040
300	*	Salesforce.com, Inc	18,807
900	*	Sun Microsystems Inc	16,317
800	*	Synopsys, Inc	20,744
300		Total System Services, Inc	8,400
2,100	*	Yahoo!, Inc	48,846
		TOTAL BUSINESS SERVICES	2,527,257

CHEMICALS AND ALLIED PRODUCTS - 8.88%
2,100		Abbott Laboratories	117,915
2,100	*	Amgen, Inc	97,524
500	*	Biogen Idec, Inc	28,460
1,600		Bristol-Myers Squibb Co	42,432
400		Cabot Corp	13,336
1,400		Celanese Corp (Series A)	59,248
600	*	Cephalon, Inc	43,056
400		Church & Dwight Co, Inc	21,628
200		Colgate-Palmolive Co	15,592
2,200	*	Forest Laboratories, Inc	80,190
600	*	Genentech, Inc	40,242
2,200	*	Gilead Sciences, Inc	101,222
300	*	Invitrogen Corp	28,023
500		Lubrizol Corp	27,080
4,800		Merck & Co, Inc	278,928
1,900		Monsanto Co	212,211
600	*	Mosaic Co	56,604
700		Nalco Holding Co	16,926
800	*	NBTY, Inc	21,920
3,000		Procter & Gamble Co	220,260
3,600		Schering-Plough Corp	95,904
1,000	*	Sepracor, Inc	26,250
1,300		Sherwin-Williams Co	75,452
100	*	VCA Antech, Inc	4,423
100	*	Warner Chilcott Ltd (Class A)	1,773
1,200		Wyeth	53,028
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,779,627

COMMUNICATIONS - 1.21%
300	*	CTC Media, Inc	9,060
4,000	*	DIRECTV Group, Inc	92,480
1,600	*	EchoStar Communications Corp (Class A)	60,352
500	*	Liberty Global, Inc (Class A)	19,595
100	*	MetroPCS Communications, Inc	1,945
400		Telephone & Data Systems, Inc	25,040
800	*	Time Warner Cable, Inc (Class A)	22,080
100	*	US Cellular Corp	8,410
300		Windstream Corp	3,906
		TOTAL COMMUNICATIONS	242,868

DEPOSITORY INSTITUTIONS - 1.21%
900		Bank of New York Mellon Corp	43,884
200		Northern Trust Corp	15,316
900		State Street Corp	73,080

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,500		Western Union Co	$109,260
		TOTAL DEPOSITORY INSTITUTIONS	241,540

EATING AND DRINKING PLACES - 1.36%
600		Burger King Holdings, Inc	17,106
1,400		Darden Restaurants, Inc	38,794
1,100		McDonald's Corp	64,801
200		Tim Hortons, Inc	7,386
3,800		Yum! Brands, Inc	145,426
		TOTAL EATING AND DRINKING PLACES	273,513

EDUCATIONAL SERVICES - 0.51%
1,100	*	Apollo Group, Inc (Class A)	77,165
300	*	ITT Educational Services, Inc	25,581
		TOTAL EDUCATIONAL SERVICES	102,746

ELECTRIC, GAS, AND SANITARY SERVICES - 1.13%
2,700		Centerpoint Energy, Inc	46,251
900		Constellation Energy Group, Inc	92,277
100	*	Covanta Holding Corp	2,766
1,200		PPL Corp	62,508
700		Republic Services, Inc	21,945
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	225,747

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 12.38%
2,500	*	Apple Computer, Inc	495,200
800	*	Avnet, Inc	27,976
1,700	*	Broadcom Corp (Class A)	44,438
16,100	*	Cisco Systems, Inc	435,827
200	*	Dolby Laboratories, Inc (Class A)	9,944
500		Eaton Corp	48,475
400	*	Energizer Holdings, Inc	44,852
800		Harris Corp	50,144
3,500		Honeywell International, Inc	215,495
13,900		Intel Corp	370,574
100		L-3 Communications Holdings, Inc	10,594
600		Maxim Integrated Products, Inc	15,888
1,200	*	MEMC Electronic Materials, Inc	106,188
1,700	*	Network Appliance, Inc	42,432
1,400	*	Novellus Systems, Inc	38,598
2,600	*	Nvidia Corp	88,452
5,100		Qualcomm, Inc	200,685
2,700		RadioShack Corp	45,522
1,800	*	Sanmina-SCI Corp	3,276
5,600		Texas Instruments, Inc	187,040
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,481,600

ENGINEERING AND MANAGEMENT SERVICES - 2.10%
1,200	*	Celgene Corp	55,452
400		Fluor Corp	58,288
600	*	Hewitt Associates, Inc (Class A)	22,974
700	*	Jacobs Engineering Group, Inc	66,927
2,100	*	McDermott International, Inc	123,963
1,200	*	Shaw Group, Inc	72,528

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
400	*	URS Corp	$21,732
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	421,864

FABRICATED METAL PRODUCTS - 0.65%
1,000		Ball Corp	45,000
1,100	*	Crown Holdings, Inc	28,215
600		Illinois Tool Works, Inc	32,124
500		Stanley Works	24,240
		TOTAL FABRICATED METAL PRODUCTS	129,579

FOOD AND KINDRED PRODUCTS - 4.24%
3,300		Anheuser-Busch Cos, Inc	172,722
3,200		Coca-Cola Co	196,384
200	*	Hansen Natural Corp	8,858
300		Kellogg Co	15,729
1,000		Pepsi Bottling Group, Inc	39,460
5,500		PepsiCo, Inc	417,450
		TOTAL FOOD AND KINDRED PRODUCTS	850,603

FOOD STORES - 0.61%
4,600		Kroger Co	122,866
		TOTAL FOOD STORES	122,866

FURNITURE AND FIXTURES - 0.59%
400		HNI Corp	14,024
2,600		Johnson Controls, Inc	93,704
500		Masco Corp	10,805
		TOTAL FURNITURE AND FIXTURES	118,533

FURNITURE AND HOME FURNISHINGS STORES - 0.28%
900	*	GameStop Corp (Class A)	55,899
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	55,899

GENERAL BUILDING CONTRACTORS - 0.26%
100	*	NVR, Inc	52,400
		TOTAL GENERAL BUILDING CONTRACTORS	52,400

GENERAL MERCHANDISE STORES - 2.97%
1,000	*	Big Lots, Inc	15,990
1,100		Costco Wholesale Corp	76,736
1,600		Family Dollar Stores, Inc	30,768
1,400		Target Corp	70,000
2,900		TJX Cos, Inc	83,317
6,700		Wal-Mart Stores, Inc	318,451
		TOTAL GENERAL MERCHANDISE STORES	595,262

HEALTH SERVICES - 3.12%
1,200		AmerisourceBergen Corp	53,844
1,200		Cigna Corp	64,476
1,100	*	Coventry Health Care, Inc	65,175
100	*	Edwards Lifesciences Corp	4,599
1,500	*	Express Scripts, Inc	109,500
500	*	Lincare Holdings, Inc	17,580
2,000		McKesson Corp	131,020
900	*	Medco Health Solutions, Inc	91,260

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,000	*	WellPoint, Inc	$87,730
		TOTAL HEALTH SERVICES	625,184

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.31%
400	*	Foster Wheeler Ltd	62,008
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	62,008

HOLDING AND OTHER INVESTMENT OFFICES - 0.84%
500		General Growth Properties, Inc	20,590
300		Macerich Co	21,318
1,700		Prologis	107,746
400		Taubman Centers, Inc	19,676
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	169,330

HOTELS AND OTHER LODGING PLACES - 0.46%
200		Boyd Gaming Corp	6,814
400		Choice Hotels International, Inc	13,280
1,400		Starwood Hotels & Resorts Worldwide, Inc	61,642
400		Wyndham Worldwide Corp	9,424
		TOTAL HOTELS AND OTHER LODGING PLACES	91,160

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.73%
200	*	AGCO Corp	13,596
7,400		Applied Materials, Inc	131,424
800		Black & Decker Corp	55,720
200	*	Brocade Communications Systems, Inc	1,468
2,800		Caterpillar, Inc	203,168
500		Cummins, Inc	63,685
100		Deere & Co	9,312
6,400	*	Dell, Inc	156,864
700	*	Dresser-Rand Group, Inc	27,335
5,100	*	EMC Corp	94,503
400	*	FMC Technologies, Inc	22,680
200		General Electric Co	7,414
1,300	*	Grant Prideco, Inc	72,163
7,300		Hewlett-Packard Co	368,504
3,300		International Business Machines Corp	356,730
1,000	*	Lam Research Corp	43,230
200		Lennox International, Inc	8,284
1,200	*	Lexmark International, Inc (Class A)	41,832
1,500		Seagate Technology, Inc	38,250
100	*	Teradata Corp	2,741
200	*	Terex Corp	13,114
600	*	Western Digital Corp	18,126
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,750,143

INSTRUMENTS AND RELATED PRODUCTS - 5.73%
1,500	*	Agilent Technologies, Inc	55,110
900		Applera Corp (Applied Biosystems Group)	30,528
3,200		Baxter International, Inc	185,760
900		Becton Dickinson & Co	75,222
800		Dentsply International, Inc	36,016
2,000		Emerson Electric Co	113,320
100	*	Intuitive Surgical, Inc	32,450

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,200		Johnson & Johnson	$280,140
1,600		Medtronic, Inc	80,432
300	*	Mettler-Toledo International, Inc	34,140
300		Rockwell Collins, Inc	21,591
1,200	*	St. Jude Medical, Inc	48,768
800		Stryker Corp	59,776
100	*	Techne Corp	6,605
200	*	Trimble Navigation Ltd	6,048
800	*	Waters Corp	63,256
300	*	Zimmer Holdings, Inc	19,845
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,149,007

INSURANCE CARRIERS - 2.98%
600		Aetna, Inc	34,638
800		Aflac, Inc	50,104
200	*	Health Net, Inc	9,660
1,000	*	Humana, Inc	75,310
200	*	Philadelphia Consolidated Holding Co	7,870
300		Principal Financial Group	20,652
1,300		Prudential Financial, Inc	120,952
4,400		UnitedHealth Group, Inc	256,080
500	*	WellCare Health Plans, Inc	21,205
		TOTAL INSURANCE CARRIERS	596,471

LEATHER AND LEATHER PRODUCTS - 0.11%
700	*	Coach, Inc	21,406
		TOTAL LEATHER AND LEATHER PRODUCTS	21,406

METAL MINING - 0.97%
1,700		Freeport-McMoRan Copper & Gold, Inc (Class B)	174,148
200		Southern Copper Corp	21,026
		TOTAL METAL MINING	195,174

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.18%
1,400		Hasbro, Inc	35,812
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	35,812

MISCELLANEOUS RETAIL - 1.65%
1,300	*	Amazon.com, Inc	120,432
100		Barnes & Noble, Inc	3,445
1,600		Best Buy Co, Inc	84,240
300		CVS Corp	11,925
900	*	Dollar Tree Stores, Inc	23,328
100	*	Nutri/System, Inc	2,698
208		Petsmart, Inc	4,894
3,500		Staples, Inc	80,745
		TOTAL MISCELLANEOUS RETAIL	331,707

MOTION PICTURES - 0.55%
500		Regal Entertainment Group (Class A)	9,035
2,300	*	Viacom, Inc (Class B)	101,016
		TOTAL MOTION PICTURES	110,051

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
NONDEPOSITORY INSTITUTIONS - 1.17%
3,300		American Express Co	$171,666
100	*	AmeriCredit Corp	1,279
800		Discover Financial Services	12,064
700		Textron, Inc	49,910
		TOTAL NONDEPOSITORY INSTITUTIONS	234,919

OIL AND GAS EXTRACTION - 3.81%
200	*	Cameron International Corp	9,626
100	*	Continental Resources, Inc	2,613
700		ENSCO International, Inc	41,734
800	*	Global Industries Ltd	17,136
2,300		Halliburton Co	87,193
1,900	*	National Oilwell Varco, Inc	139,574
2,400		Schlumberger Ltd	236,088
100	*	Southwestern Energy Co	5,572
1,500		Transocean, Inc	214,725
300		W&T Offshore, Inc	8,988
		TOTAL OIL AND GAS EXTRACTION	763,249

PAPER AND ALLIED PRODUCTS - 0.11%
100		Kimberly-Clark Corp	6,934
500		Packaging Corp of America	14,100
		TOTAL PAPER AND ALLIED PRODUCTS	21,034

PERSONAL SERVICES - 0.07%
300		Weight Watchers International, Inc	13,554
		TOTAL PERSONAL SERVICES	13,554

PETROLEUM AND COAL PRODUCTS - 2.50%
4,200		Exxon Mobil Corp	393,498
700		Noble Energy, Inc	55,664
1,100		Tesoro Corp	52,470
		TOTAL PETROLEUM AND COAL PRODUCTS	501,632

PRIMARY METAL INDUSTRIES - 1.11%
1,000	*	AK Steel Holding Corp	46,240
600	*	CommScope, Inc	29,526
2,200		Corning, Inc	52,778
400		Nucor Corp	23,688
500		Precision Castparts Corp	69,350
		TOTAL PRIMARY METAL INDUSTRIES	221,582

PRINTING AND PUBLISHING - 0.61%
500		Dun & Bradstreet Corp	44,315
200		John Wiley & Sons, Inc (Class A)	8,568
1,100		McGraw-Hill Cos, Inc	48,191
400		Meredith Corp	21,992
		TOTAL PRINTING AND PUBLISHING	123,066

RAILROAD TRANSPORTATION - 0.65%
600		Norfolk Southern Corp	30,264
800		Union Pacific Corp	100,496
		TOTAL RAILROAD TRANSPORTATION	130,760

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
REAL ESTATE - 0.37%
1,500	*	CB Richard Ellis Group, Inc (Class A)	$32,325
600		Jones Lang LaSalle, Inc	42,696
		TOTAL REAL ESTATE	75,021

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.49%
600		Newell Rubbermaid, Inc	15,528
1,300		Nike, Inc (Class B)	83,512
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	99,040

SECURITY AND COMMODITY BROKERS - 2.49%
800		Broadridge Financial Solutions, Inc	17,944
2,500	*	E*Trade Financial Corp	8,875
1,100		Eaton Vance Corp	49,951
1,100		Federated Investors, Inc (Class B)	45,276
500		Franklin Resources, Inc	57,215
200		Goldman Sachs Group, Inc	43,010
200	*	IntercontinentalExchange, Inc	38,500
1,100		Invesco Ltd	34,518
300		Janus Capital Group, Inc	9,855
900	*	MF Global Ltd	28,323
500	*	Nasdaq Stock Market, Inc	24,745
700		SEI Investments Co	22,519
1,200		T Rowe Price Group, Inc	73,056
2,300		TD Ameritrade Holding Corp	46,138
		TOTAL SECURITY AND COMMODITY BROKERS	499,925

STONE, CLAY, AND GLASS PRODUCTS - 0.33%
500		3M Co	42,160
500	*	Owens-Illinois, Inc	24,750
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	66,910

TOBACCO PRODUCTS - 1.24%
2,000		Altria Group, Inc	151,160
700		Loews Corp (Carolina Group)	59,710
700		UST, Inc	38,360
		TOTAL TOBACCO PRODUCTS	249,230

TRANSPORTATION BY AIR - 0.21%
400	*	AMR Corp	5,612
400		FedEx Corp	35,668
		TOTAL TRANSPORTATION BY AIR	41,280

TRANSPORTATION EQUIPMENT - 3.48%
500		Autoliv, Inc	26,355
3,100		Boeing Co	271,126
900		General Dynamics Corp	80,091
100		Harley-Davidson, Inc	4,671
1,300		Lockheed Martin Corp	136,838
1,000		Paccar, Inc	54,480
2,100	*	Pactiv Corp	55,923
500		Raytheon Co	30,350
500		United Technologies Corp	38,270
		TOTAL TRANSPORTATION EQUIPMENT	698,104

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION SERVICES - 0.17%
500		CH Robinson Worldwide, Inc	$27,060
400		UTI Worldwide, Inc	7,840
		TOTAL TRANSPORTATION SERVICES	34,900

TRUCKING AND WAREHOUSING - 0.34%
700		Con-way, Inc	29,078
400		Landstar System, Inc	16,860
300		United Parcel Service, Inc (Class B)	21,216
		TOTAL TRUCKING AND WAREHOUSING	67,154

WHOLESALE TRADE-DURABLE GOODS - 0.35%
900	*	Arrow Electronics, Inc	35,352
700	*	Patterson Cos, Inc	23,765
200		Reliance Steel & Aluminum Co	10,840
		TOTAL WHOLESALE TRADE-DURABLE GOODS	69,957

WHOLESALE TRADE-NONDURABLE GOODS - 1.12%
700		Cardinal Health, Inc	40,425
800	*	Endo Pharmaceuticals Holdings, Inc	21,336
400	*	Henry Schein, Inc	24,560
700		Herbalife Ltd	28,196
3,500		Sysco Corp	109,235
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	223,752

		TOTAL COMMON STOCKS
		(Cost $19,958,653)	19,971,687

		TOTAL PORTFOLIO - 99.62%
		(Cost $19,958,653)	19,971,687

		OTHER ASSETS & LIABILITIES, NET - 0.38%	75,246

		NET ASSETS - 100.00%	$20,046,933

	*	Non-income producing

		At December 31, 2007, the unrealized appreciation on investments was $13,034, consisting of
		gross unrealized appreciation of $477,131 and gross unrealized depreciation of $464,097.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.52%

AMUSEMENT AND RECREATION SERVICES - 0.69%
91		Harrah's Entertainment, Inc	$8,076
240		International Speedway Corp (Class A)	9,883
3,578		Walt Disney Co	115,498
762		Warner Music Group Corp	4,618
		TOTAL AMUSEMENT AND RECREATION SERVICES	138,075

APPAREL AND ACCESSORY STORES - 0.23%
1,771		Gap, Inc	37,687
261		Liz Claiborne, Inc	5,311
41		VF Corp	2,815
		TOTAL APPAREL AND ACCESSORY STORES	45,813

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
202	*	Autozone, Inc	24,222
282	*	Copart, Inc	11,999
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	36,221

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.22%
1,603		Home Depot, Inc	43,185
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	43,185

BUSINESS SERVICES - 1.17%
346	*	Affiliated Computer Services, Inc (Class A)	15,605
349	*	Avis Budget Group, Inc	4,537
1,039	*	Computer Sciences Corp	51,399
1,369		Electronic Data Systems Corp	28,379
414	*	Expedia, Inc	13,091
603	*	Getty Images, Inc	17,487
387	*	Juniper Networks, Inc	12,848
266		Manpower, Inc	15,135
252	*	McAfee, Inc	9,450
3,007	*	Novell, Inc	20,658
756	*	Sun Microsystems Inc	13,706
1,237	*	Symantec Corp	19,965
211	*	Synopsys, Inc	5,471
214	*	United Rentals, Inc	3,929
		TOTAL BUSINESS SERVICES	231,660

CHEMICALS AND ALLIED PRODUCTS - 7.88%
1,185	*	Amgen, Inc	55,031
100	*	Biogen Idec, Inc	5,692
689		Cabot Corp	22,971
36		Colgate-Palmolive Co	2,807
380		Albemarle Corp	15,675
3,644		Dow Chemical Co	143,646

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,792		Du Pont (E.I.) de Nemours & Co	$123,099
375		Eastman Chemical Co	22,909
710		Eli Lilly & Co	37,907
1,268		Huntsman Corp	32,588
3,984	*	King Pharmaceuticals, Inc	40,796
521		Lubrizol Corp	28,217
1,072		Merck & Co, Inc	62,294
197	*	Mosaic Co	18,585
20,832		Pfizer, Inc	473,511
485		PPG Industries, Inc	34,062
4,805		Procter & Gamble Co	352,783
100		Sherwin-Williams Co	5,804
1,993		Wyeth	88,071
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,566,448

COMMUNICATIONS - 7.42%
18,981		AT&T, Inc	788,850
1,338		CenturyTel, Inc	55,473
1,386		Clear Channel Communications, Inc	47,845
176	*	IAC/InterActiveCorp	4,738
217	*	Liberty Global, Inc (Series C)	7,940
917	*	Liberty Media Corp - Capital (Series A)	106,821
6,081		Qwest Communications International, Inc	42,628
7,116		Sprint Nextel Corp	93,433
114		Telephone & Data Systems, Inc	7,136
337	*	Time Warner Cable, Inc (Class A)	9,301
7,091		Verizon Communications, Inc	309,806
		TOTAL COMMUNICATIONS	1,473,971

DEPOSITORY INSTITUTIONS - 13.04%
13,347		Bank of America Corp	550,697
1,606		Bank of New York Mellon Corp	78,309
1,877		BB&T Corp	57,568
90		BOK Financial Corp	4,653
11,011		Citigroup, Inc	324,164
297		Comerica, Inc	12,928
117		Commerce Bancshares, Inc	5,249
992		Fifth Third Bancorp	24,929
700		First Horizon National Corp	12,705
9,692		JPMorgan Chase & Co	423,056
1,597		Keycorp	37,450
321		M&T Bank Corp	26,184
103		Marshall & Ilsley Corp	2,727
761		PNC Financial Services Group, Inc	49,960
3,879		Regions Financial Corp	91,738
2,296		Sovereign Bancorp, Inc	26,174
2,291		SunTrust Banks, Inc	143,165
395	*	TFS Financial Corp	4,716
4,062		US Bancorp	128,928
3,668		Wachovia Corp	139,494
1,539		Washington Mutual, Inc	20,946
728		Webster Financial Corp	23,274
10,991		Wells Fargo & Co	331,818
1,803		Western Union Co	43,777

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
571		Zions Bancorporation	$26,660
		TOTAL DEPOSITORY INSTITUTIONS	2,591,269

EATING AND DRINKING PLACES - 0.57%
1,920		McDonald's Corp	113,107
		TOTAL EATING AND DRINKING PLACES	113,107

ELECTRIC, GAS, AND SANITARY SERVICES - 7.61%
883		AGL Resources, Inc	33,236
289		Alliant Energy Corp	11,759
2,934		American Electric Power Co, Inc	136,607
1,018		Constellation Energy Group, Inc	104,376
833		Dominion Resources, Inc	39,526
1,918		Edison International	102,364
1,094		Energen Corp	70,268
200		Energy East Corp	5,442
501		Entergy Corp	59,880
895		FirstEnergy Corp	64,744
1,677		FPL Group, Inc	113,667
1,131		MDU Resources Group, Inc	31,227
1,688		Northeast Utilities	52,851
3,012		Pepco Holdings, Inc	88,342
1,053		PG&E Corp	45,374
1,442		PPL Corp	75,114
1,713		Public Service Enterprise Group, Inc	168,285
1,113	*	Reliant Energy, Inc	29,205
256		SCANA Corp	10,790
2,146		Sempra Energy	132,794
1,507		Southern Co	58,396
733		Southern Union Co	21,521
1,068		UGI Corp	29,103
578		Wisconsin Energy Corp	28,154
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,513,025

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.31%
1,089	*	Avnet, Inc	38,082
556		AVX Corp	7,462
2,405	*	Cisco Systems, Inc	65,103
415	*	Dolby Laboratories, Inc (Class A)	20,634
529		Eaton Corp	51,287
1,312	*	Flextronics International Ltd	15,823
485		Honeywell International, Inc	29,861
1,191	*	Integrated Device Technology, Inc	13,470
121		Intersil Corp (Class A)	2,962
219	*	Jarden Corp	5,171
618	*	LSI Logic Corp	3,282
199	*	MEMC Electronic Materials, Inc	17,610
815		Motorola, Inc	13,073
100	*	Network Appliance, Inc	2,496
1,512	*	QLogic Corp	21,470
382		Qualcomm, Inc	15,032
1,985		RadioShack Corp	33,467
3,459	*	Sanmina-SCI Corp	6,295
620	*	Spansion, Inc (Class A)	2,437

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
300		Teleflex, Inc	$18,903
1,244		Tyco Electronics Ltd	46,190
2,477	*	Vishay Intertechnology, Inc	28,263
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	458,373

ENGINEERING AND MANAGEMENT SERVICES - 0.06%
200	*	Hewitt Associates, Inc (Class A)	7,658
69	*	Shaw Group, Inc	4,170
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	11,828

FABRICATED METAL PRODUCTS - 0.42%
311		Commercial Metals Co	9,159
86		Crane Co	3,689
266		Illinois Tool Works, Inc	14,242
285		Parker Hannifin Corp	21,463
536		Snap-On, Inc	25,857
208		Stanley Works	10,084
		TOTAL FABRICATED METAL PRODUCTS	84,494

FOOD AND KINDRED PRODUCTS - 3.05%
1,695		Anheuser-Busch Cos, Inc	88,716
351		Archer Daniels Midland Co	16,297
1,720		Coca-Cola Co	105,556
905		Coca-Cola Enterprises, Inc	23,557
378	*	Constellation Brands, Inc (Class A)	8,936
849		Corn Products International, Inc	31,201
2,794		Del Monte Foods Co	26,431
1,721		General Mills, Inc	98,097
262		Hormel Foods Corp	10,606
377		J.M. Smucker Co	19,393
512		Kellogg Co	26,844
3,677		Kraft Foods, Inc (Class A)	119,981
516		Pepsi Bottling Group, Inc	20,361
327		PepsiAmericas, Inc	10,896
		TOTAL FOOD AND KINDRED PRODUCTS	606,872

FOOD STORES - 0.32%
696		Kroger Co	18,590
674		Safeway, Inc	23,058
562		Supervalu, Inc	21,086
		TOTAL FOOD STORES	62,734

FURNITURE AND HOME FURNISHINGS STORES - 0.09%
563		Circuit City Stores, Inc	2,365
199	*	Mohawk Industries, Inc	14,806
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	17,171

GENERAL BUILDING CONTRACTORS - 0.73%
1,443		Centex Corp	36,450
1,513		DR Horton, Inc	19,926
993		KB Home	21,449
783		Lennar Corp (Class A)	14,008
608		MDC Holdings, Inc	22,575
16	*	NVR, Inc	8,384

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,042		Pulte Homes, Inc	$21,523
		TOTAL GENERAL BUILDING CONTRACTORS	144,315

GENERAL MERCHANDISE STORES - 1.06%
179	*	BJ's Wholesale Club, Inc	6,056
234		Costco Wholesale Corp	16,324
703		Family Dollar Stores, Inc	13,519
1,240		Macy's, Inc	32,079
246		TJX Cos, Inc	7,068
2,866		Wal-Mart Stores, Inc	136,221
		TOTAL GENERAL MERCHANDISE STORES	211,267

HEALTH SERVICES - 1.15%
228		Cigna Corp	12,250
1,112	*	Coventry Health Care, Inc	65,886
1,707	*	WellPoint, Inc	149,755
		TOTAL HEALTH SERVICES	227,891

HOLDING AND OTHER INVESTMENT OFFICES - 2.63%
568		AMB Property Corp	32,694
144		Annaly Mortgage Management, Inc	2,618
1,365		Apartment Investment & Management Co (Class A)	47,406
122		Brandywine Realty Trust	2,187
2,111		CBL & Associates Properties, Inc	50,474
1,600		Duke Realty Corp	41,728
729		General Growth Properties, Inc	30,020
2,608		HCP, Inc	90,706
1,563		Host Marriott Corp	26,634
1,324		iStar Financial, Inc	34,490
2,224		Liberty Property Trust	64,073
135		Public Storage, Inc	9,910
172		SL Green Realty Corp	16,075
1,205		Taubman Centers, Inc	59,274
894		Virgin Media, Inc	15,323
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	523,612

HOTELS AND OTHER LODGING PLACES - 0.07%
296		Starwood Hotels & Resorts Worldwide, Inc	13,033
		TOTAL HOTELS AND OTHER LODGING PLACES	13,033

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.16%
252		Black & Decker Corp	17,552
1,142		Deere & Co	106,343
817	*	Gardner Denver, Inc	26,961
25,213		General Electric Co	934,646
732		Ingersoll-Rand Co Ltd (Class A)	34,016
422		International Business Machines Corp	45,618
210		Kennametal, Inc	7,951
1,206		Seagate Technology, Inc	30,753
155	*	Teradata Corp	4,249
536	*	Western Digital Corp	16,193
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,224,282

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 2.70%
400	*	Boston Scientific Corp	$4,652
949		Covidien Ltd	42,031
151		DRS Technologies, Inc	8,195
411		Emerson Electric Co	23,287
5,767		Johnson & Johnson	384,659
161		PerkinElmer, Inc	4,189
4,325		Xerox Corp	70,022
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	537,035

INSURANCE AGENTS, BROKERS AND SERVICE - 0.60%
1,375		Hartford Financial Services Group, Inc	119,886
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	119,886

INSURANCE CARRIERS - 8.53%
2,186		ACE Ltd	135,051
798		Aetna, Inc	46,069
359		Allied World Assurance Holdings Ltd	18,011
1,002		Allstate Corp	52,334
1,174		Ambac Financial Group, Inc	30,254
5,678		American International Group, Inc	331,027
66		American National Insurance Co	8,002
496	*	Arch Capital Group Ltd	34,894
1,902		Axis Capital Holdings Ltd	74,121
2,061		Chubb Corp	112,489
1,110		Genworth Financial, Inc (Class A)	28,249
1,173		HCC Insurance Holdings, Inc	33,642
1,491		Lincoln National Corp	86,806
1,465		Loews Corp	73,748
527		MBIA, Inc	9,818
760		Metlife, Inc	46,831
100		MGIC Investment Corp	2,243
848		Nationwide Financial Services, Inc (Class A)	38,168
225	*	Philadelphia Consolidated Holding Co	8,854
668		PMI Group, Inc	8,871
1,383		Principal Financial Group	95,206
1,080		Prudential Financial, Inc	100,483
668		Radian Group, Inc	7,802
549		RenaissanceRe Holdings Ltd	33,072
523		Stancorp Financial Group, Inc	26,349
795		Torchmark Corp	48,121
982		Travelers Cos, Inc	52,832
1,588		UnumProvident Corp	37,779
2,353		W.R. Berkley Corp	70,143
881		XL Capital Ltd (Class A)	44,323
		TOTAL INSURANCE CARRIERS	1,695,592

LEATHER AND LEATHER PRODUCTS - 0.14%
880	*	Coach, Inc	26,910
		TOTAL LEATHER AND LEATHER PRODUCTS	26,910

METAL MINING - 0.63%
896		Freeport-McMoRan Copper & Gold, Inc (Class B)	91,786
689		Newmont Mining Corp	33,644
		TOTAL METAL MINING	125,430

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.77%
575		Mattel, Inc	$10,948
3,581		Tyco International Ltd	141,987
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	152,935

MISCELLANEOUS RETAIL - 0.08%
182		Barnes & Noble, Inc	6,270
213	*	Dollar Tree Stores, Inc	5,521
38	*	Sears Holdings Corp	3,878
		TOTAL MISCELLANEOUS RETAIL	15,669

MOTION PICTURES - 0.98%
2,373		CBS Corp (Class B)	64,664
2,272		News Corp (Class A)	46,553
1,059		Regal Entertainment Group (Class A)	19,136
3,876		Time Warner, Inc	63,993
		TOTAL MOTION PICTURES	194,346

NONDEPOSITORY INSTITUTIONS - 1.43%
118		American Capital Strategies Ltd	3,889
2,128	*	AmeriCredit Corp	27,217
2,593		Capital One Financial Corp	122,545
2,398		Discover Financial Services	36,162
1,598		Fannie Mae	63,888
610		Freddie Mac	20,783
661	*	GLG Partners, Inc	8,990
		TOTAL NONDEPOSITORY INSTITUTIONS	283,474

OIL AND GAS EXTRACTION - 0.67%
467		Anadarko Petroleum Corp	30,677
529		ENSCO International, Inc	31,539
1,293		Patterson-UTI Energy, Inc	25,239
161	*	Pride International, Inc	5,458
235		St. Mary Land & Exploration Co	9,073
138		Tidewater, Inc	7,571
267	*	Unit Corp	12,349
363		W&T Offshore, Inc	10,875
		TOTAL OIL AND GAS EXTRACTION	132,781

PAPER AND ALLIED PRODUCTS - 0.58%
1,980	*	Domtar Corporation	15,226
530		International Paper Co	17,161
415		Kimberly-Clark Corp	28,776
348		MeadWestvaco Corp	10,892
1,301		Sonoco Products Co	42,517
		TOTAL PAPER AND ALLIED PRODUCTS	114,572

PETROLEUM AND COAL PRODUCTS - 15.43%
509		Apache Corp	54,738
6,414		Chevron Corp	598,619
5,410		ConocoPhillips	477,703
1,672		Devon Energy Corp	148,658
13,435		Exxon Mobil Corp	1,258,725

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
905		Hess Corp	$91,278
2,442		Marathon Oil Corp	148,620
671		Noble Energy, Inc	53,358
2,675		Occidental Petroleum Corp	205,948
253		Valero Energy Corp	17,718
459		Western Refining, Inc	11,112
		TOTAL PETROLEUM AND COAL PRODUCTS	3,066,477

PIPELINES, EXCEPT NATURAL GAS - 0.14%
1,102		Spectra Energy Corp	28,454
		TOTAL PIPELINES, EXCEPT NATURAL GAS	28,454

PRIMARY METAL INDUSTRIES - 0.91%
686		Alcoa, Inc	25,073
435		Corning, Inc	10,436
571		Nucor Corp	33,815
929		United States Steel Corp	112,325
		TOTAL PRIMARY METAL INDUSTRIES	181,649

PRINTING AND PUBLISHING - 0.70%
3,024		Gannett Co, Inc	117,936
191		R.H. Donnelley Corp	6,968
386		R.R. Donnelley & Sons Co	14,568
		TOTAL PRINTING AND PUBLISHING	139,472

RAILROAD TRANSPORTATION - 0.67%
300		CSX Corp	13,194
1,368		Norfolk Southern Corp	69,002
402		Union Pacific Corp	50,499
		TOTAL RAILROAD TRANSPORTATION	132,695

REAL ESTATE - 0.02%
46		Jones Lang LaSalle, Inc	3,273
		TOTAL REAL ESTATE	3,273

SECURITY AND COMMODITY BROKERS - 2.62%
955		Ameriprise Financial, Inc	52,630
284		Bear Stearns Cos, Inc	25,063
3,551	*	E*Trade Financial Corp	12,606
486		Goldman Sachs Group, Inc	104,514
700		Invesco Ltd	21,966
428		Janus Capital Group, Inc	14,060
557		Legg Mason, Inc	40,745
890		Lehman Brothers Holdings, Inc	58,242
553		Merrill Lynch & Co, Inc	29,685
2,389		Morgan Stanley	126,880
63	*	Nasdaq Stock Market, Inc	3,118
128		Nymex Holdings, Inc	17,102
400		Raymond James Financial, Inc	13,064
		TOTAL SECURITY AND COMMODITY BROKERS	519,675

STONE, CLAY, AND GLASS PRODUCTS - 0.02%
57		3M Co	4,806
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,806

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
TOBACCO PRODUCTS - 1.34%
3,536		Altria Group, Inc	$267,251
		TOTAL TOBACCO PRODUCTS	267,251

TRANSPORTATION BY AIR - 0.11%
1,085	*	Northwest Airlines Corp	15,743
366	*	US Airways Group, Inc	5,384
		TOTAL TRANSPORTATION BY AIR	21,127

TRANSPORTATION EQUIPMENT - 2.12%
934		Autoliv, Inc	49,231
5,457	*	Ford Motor Co	36,726
1,461		General Dynamics Corp	130,014
521		General Motors Corp	12,968
159		ITT Industries, Inc	10,500
150		Lockheed Martin Corp	15,789
599		Northrop Grumman Corp	47,105
201		Oshkosh Truck Corp	9,499
190		Raytheon Co	11,533
306		Thor Industries, Inc	11,631
1,140		United Technologies Corp	87,256
		TOTAL TRANSPORTATION EQUIPMENT	422,252

TRUCKING AND WAREHOUSING - 0.18%
557		Con-way, Inc	23,138
697	*	YRC Worldwide, Inc	11,912
		TOTAL TRUCKING AND WAREHOUSING	35,050

WATER TRANSPORTATION - 0.11%
487		Carnival Corp	21,667
		TOTAL WATER TRANSPORTATION	21,667

WHOLESALE TRADE-DURABLE GOODS - 0.82%
2,446	*	Arrow Electronics, Inc	96,079
885	*	Ingram Micro, Inc (Class A)	15,965
922		Reliance Steel & Aluminum Co	49,972
		TOTAL WHOLESALE TRADE-DURABLE GOODS	162,016

WHOLESALE TRADE-NONDURABLE GOODS - 0.16%
341		Airgas, Inc	17,770
764		Idearc, Inc	13,416
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	31,186

		TOTAL COMMON STOCKS	19,774,326
		(Cost $19,958,653)

		TOTAL PORTFOLIO - 99.52%
		(Cost $19,958,653)	19,774,326

		OTHER ASSETS & LIABILITIES, NET - 0.48%	96,178

		NET ASSETS - 100.00%	$19,870,504

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

*	Non-income producing

At December 31, 2007, the unrealized depreciation on investments was $184,327, consisting of gross unrealized appreciation of $477,131 and gross unrealized depreciation of $661,458.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.07%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
1,772	*	Chiquita Brands International, Inc	$32,587
		TOTAL AGRICULTURAL PRODUCTION-CROPS	32,587

AMUSEMENT AND RECREATION SERVICES - 0.86%
11,723	*	Activision, Inc	348,173
1,088		International Speedway Corp (Class A)	44,804
133,312		Walt Disney Co	4,303,311
		TOTAL AMUSEMENT AND RECREATION SERVICES	4,696,288

APPAREL AND ACCESSORY STORES - 0.57%
11,133		American Eagle Outfitters, Inc	231,232
933	*	AnnTaylor Stores Corp	23,847
3,145		Bebe Stores, Inc	40,445
1,450		Cato Corp (Class A)	22,707
1,936	*	Charming Shoppes, Inc	10,474
7,029	*	Chico's FAS, Inc	63,472
151	*	Collective Brands, Inc	2,626
8,780		Foot Locker, Inc	119,935
40,581		Gap, Inc	863,564
14,663	*	Kohl's Corp	671,565
23,465		Limited Brands, Inc	444,192
12,532		Nordstrom, Inc	460,300
1,000	*	Pacific Sunwear Of California, Inc	14,110
4,978		Ross Stores, Inc	127,287
1,873		Stage Stores, Inc	27,720
		TOTAL APPAREL AND ACCESSORY STORES	3,123,476

APPAREL AND OTHER TEXTILE PRODUCTS - 0.08%
77		Columbia Sportswear Co	3,395
1,241		Kellwood Co	20,650
4,748		Liz Claiborne, Inc	96,622
77		Phillips-Van Heusen Corp	2,838
1,841		Polo Ralph Lauren Corp	113,755
3,110		VF Corp	213,533
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	450,793

AUTO REPAIR, SERVICES AND PARKING - 0.05%
8,449	*	Hertz Global Holdings, Inc	134,255
1,721		Ryder System, Inc	80,904
1,419	*	Wright Express Corp	50,360
		TOTAL AUTO REPAIR, SERVICES AND PARKING	265,519

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
533		Advance Auto Parts	20,249
761		Asbury Automotive Group, Inc	11,453

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,298	*	Autozone, Inc	$275,553
5,478	*	Carmax, Inc	108,191
1,431	*	Copart, Inc	60,889
2,611	*	Rush Enterprises, Inc (Class A)	47,468
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	523,803

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.91%
1,537		Fastenal Co	62,126
117,162		Home Depot, Inc	3,156,344
78,117		Lowe's Cos, Inc	1,767,007
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	4,985,477

BUSINESS SERVICES - 6.90%
16,216	*	3Com Corp	73,296
764	*	3D Systems Corp	11,796
22,599		Accenture Ltd (Class A)	814,242
626		Administaff, Inc	17,703
23,180	*	Adobe Systems, Inc	990,481
2,493	*	Alliance Data Systems Corp	186,950
5,684	*	Ariba, Inc	63,377
22,140	*	Art Technology Group, Inc	95,645
7,978	*	Autodesk, Inc	396,985
51,645		Automatic Data Processing, Inc	2,299,752
49	*	Avocent Corp	1,142
14,619	*	BEA Systems, Inc	230,688
6,444	*	BearingPoint, Inc	18,237
1,800	*	Blackboard, Inc	72,450
2,780	*	Blue Coat Systems, Inc	91,379
1,978	*	Bottomline Technologies, Inc	27,692
305		Brink's Co	18,221
1,713	*	Cerner Corp	96,613
4,688	*	Ciber, Inc	28,644
5,413	*	CMGI, Inc	70,856
7,329	*	CNET Networks, Inc	66,987
7,242	*	Cogent Communications Group, Inc	171,708
6,284	*	Cogent, Inc	70,067
600		Cognex Corp	12,090
9,926	*	Compuware Corp	88,143
8,282	*	Convergys Corp	136,322
253	*	CSG Systems International, Inc	3,724
2,857		Deluxe Corp	93,967
1,011	*	Digital River, Inc	33,434
6,937	*	DST Systems, Inc	572,649
4,140	*	Earthlink, Inc	29,270
51,959	*	eBay, Inc	1,724,519
196	*	Eclipsys Corp	4,961
13,638	*	Electronic Arts, Inc	796,596
1,898	*	Equinix, Inc	191,831
10,660	*	Expedia, Inc	337,069
2,285		Fair Isaac Corp	73,463
705	*	First Advantage Corp (Class A)	11,611
14,259	*	Fiserv, Inc	791,232
149	*	Gartner, Inc	2,616
989	*	Gerber Scientific, Inc	10,681

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,062	*	Getty Images, Inc	$59,798
8,485	*	Google, Inc (Class A)	5,867,208
295	*	Hudson Highland Group, Inc	2,481
1,420	*	iGate Corp	12,027
11,779		IMS Health, Inc	271,388
5,819	*	Informatica Corp	104,858
1,522		infoUSA, Inc	13,591
24,769	*	Innovative Solutions & Support, Inc	240,012
1,537		Interactive Data Corp	50,736
5,595	*	Internap Network Services Corp	46,606
2,420	*	Interwoven, Inc	34,412
11,014	*	Intuit, Inc	348,153
400	*	inVentiv Health, Inc	12,384
3,346	*	Ipass, Inc	13,585
5,775	*	Iron Mountain, Inc	213,791
6,833		Jack Henry & Associates, Inc	166,315
3,356	*	Kinetic Concepts, Inc	179,747
3,512		Lamar Advertising Co (Class A)	168,822
4,517	*	Lawson Software, Inc	46,254
2,066	*	Lionbridge Technologies	7,334
700	*	Liquidity Services, Inc	9,030
2,659		Manpower, Inc	151,297
1,737		Marchex, Inc (Class B)	18,864
5,162		Mastercard, Inc (Class A)	1,110,862
1,620	*	Mentor Graphics Corp	17,464
337,507		Microsoft Corp	12,015,249
3,102	*	Midway Games, Inc	8,562
4,769		MoneyGram International, Inc	73,300
4,881	*	Monster Worldwide, Inc	158,144
685	*	MPS Group, Inc	7,494
1,141	*	Ness Technologies, Inc	10,531
22,052		NIC, Inc	186,119
21,969	*	Novell, Inc	150,927
27,700		Omnicom Group, Inc	1,316,581
1,376	*	Parametric Technology Corp	24,562
926	*	PeopleSupport, Inc	12,668
381		Portfolio Recovery Associates, Inc	15,114
3,000	*	Premiere Global Services, Inc	44,550
1,100		QAD, Inc	10,274
2,786	*	Quest Software, Inc	51,374
3,252	*	RealNetworks, Inc	19,805
7,004		Robert Half International, Inc	189,388
3,512	*	Salesforce.com, Inc	220,167
12,320	*	Sapient Corp	108,539
3,796	*	Smith Micro Software, Inc	32,152
2,256	*	Sohu.com, Inc	122,997
3,590	*	SonicWALL, Inc	38,485
29,587	*	Sonus Networks, Inc	172,492
2,784	*	Spherion Corp	20,268
41,030	*	Sun Microsystems Inc	743,874
1,913	*	SYKES Enterprises, Inc	34,434
53,862	*	Symantec Corp	869,333
1,481	*	TeleTech Holdings, Inc	31,501
8,575	*	TIBCO Software, Inc	69,200

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
5,869	*	Tiens Biotech Group USA, Inc	$13,733
9,754		Total System Services, Inc	273,112
2,880	*	TradeStation Group, Inc	40,925
480	*	Travelzoo, Inc	6,566
882	*	Trizetto Group, Inc	15,320
11,298	*	Unisys Corp	53,440
2,536		United Online, Inc	29,976
2,006	*	United Rentals, Inc	36,830
3,555	*	Vasco Data Security International	99,256
12,517	*	VeriSign, Inc	470,764
457		Viad Corp	14,432
		TOTAL BUSINESS SERVICES	37,808,546

CHEMICALS AND ALLIED PRODUCTS - 9.96%
1,557	*	Abraxis Bioscience, Inc	107,075
837	*	Adams Respiratory Therapeutics, Inc	50,002
26,193		Air Products & Chemicals, Inc	2,583,416
1,000		Alberto-Culver Co	24,540
831	*	Alexion Pharmaceuticals, Inc	62,350
1,038	*	Alkermes, Inc	16,182
2,490	*	American Oriental Bioengineering, Inc	27,589
59,208	*	Amgen, Inc	2,749,620
6,231	*	APP Pharmaceuticals, Inc	63,992
1,775	*	Arena Pharmaceuticals, Inc	13,898
828	*	Array Biopharma, Inc	6,972
2,400	*	Auxilium Pharmaceuticals, Inc	71,976
13,317		Avery Dennison Corp	707,665
20,393		Avon Products, Inc	806,135
675		Balchem Corp	15,107
7,922	*	Barr Pharmaceuticals, Inc	420,658
5,640	*	Bentley Pharmaceuticals, Inc	85,108
7,991	*	Biogen Idec, Inc	454,848
4,801	*	BioMarin Pharmaceuticals, Inc	169,955
2,778	*	Bradley Pharmaceuticals, Inc	54,727
108,584		Bristol-Myers Squibb Co	2,879,648
4,932		Cabot Corp	164,433
4,139	*	Calgon Carbon Corp	65,769
2,700	*	Caraco Pharmaceutical Laboratories Ltd	46,305
3,549	*	Cell Genesys, Inc	8,163
1,507	*	Cephalon, Inc	108,142
6,107		Clorox Co	397,993
31,689		Colgate-Palmolive Co	2,470,474
2,045	*	Cypress Bioscience, Inc	22,556
9,570	*	Dendreon Corp	59,525
29,226	*	Durect Corp	187,923
23,355		Ecolab, Inc	1,196,010
56,206		Eli Lilly & Co	3,000,838
1,257	*	Encysive Pharmaceuticals, Inc	1,068
2,629	*	Enzon Pharmaceuticals, Inc	25,054
533		Estee Lauder Cos (Class A)	23,244
22,767	*	Forest Laboratories, Inc	829,857
30,651	*	Genentech, Inc	2,055,763
15,074	*	Genzyme Corp	1,122,109
1,241	*	Geron Corp	7,049

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
50,688	*	Gilead Sciences, Inc	$2,332,155
5,613		H.B. Fuller Co	126,012
6,349	*	Human Genome Sciences, Inc	66,284
595	*	Idenix Pharmaceuticals, Inc	1,607
4,998	*	Idexx Laboratories, Inc	293,033
2,631	*	Immucor, Inc	89,428
3,906	*	Inverness Medical Innovations, Inc	219,439
2,031	*	Invitrogen Corp	189,716
16,659	*	King Pharmaceuticals, Inc	170,588
6,551		Lubrizol Corp	354,802
3,834		Mannatech, Inc	24,231
3,292	*	Medarex, Inc	34,303
6,640		Medicis Pharmaceutical Corp (Class A)	172,441
115,279		Merck & Co, Inc	6,698,863
2,675	*	MGI Pharma, Inc	108,418
10,926	*	Millennium Pharmaceuticals, Inc	163,671
2,930		Minerals Technologies, Inc	196,164
25,380	*	Mylan Laboratories, Inc	356,843
7,166	*	Nabi Biopharmaceuticals	25,869
700		Nalco Holding Co	16,926
3,519	*	Nastech Pharmaceutical Co, Inc	13,372
5,898	*	Neurocrine Biosciences, Inc	26,777
7,439	*	Noven Pharmaceuticals, Inc	103,253
419	*	OraSure Technologies, Inc	3,725
1,544	*	Pacific Ethanol, Inc	12,676
2,802	*	Par Pharmaceutical Cos, Inc	67,248
2,607	*	PDL BioPharma, Inc	45,675
3,532	*	Penwest Pharmaceuticals Co	20,662
4,125	*	Pharmion Corp	259,298
7,475	*	Pozen, Inc	89,700
10,611		PPG Industries, Inc	745,211
29,325		Praxair, Inc	2,601,421
4,086	*	Prestige Brands Holdings, Inc	30,563
137,240		Procter & Gamble Co	10,076,161
2,384	*	Progenics Pharmaceuticals, Inc	43,079
23,430		Rohm & Haas Co	1,243,430
8,225		RPM International, Inc	166,968
5,621	*	Salix Pharmaceuticals Ltd	44,293
76,472		Schering-Plough Corp	2,037,214
2,174	*	Sciele Pharma, Inc	44,458
4,640		Sensient Technologies Corp	131,219
5,532	*	Sepracor, Inc	145,215
15,264		Sigma-Aldrich Corp	833,414
1,509	*	Somaxon Pharmaceuticals, Inc	7,862
1,886	*	SuperGen, Inc	6,884
655	*	United Therapeutics Corp	63,961
2,441	*	USANA Health Sciences, Inc	90,512
3,265		Valspar Corp	73,593
2,516	*	VCA Antech, Inc	111,283
4,030	*	Vertex Pharmaceuticals, Inc	93,617
10,400	*	Warner Chilcott Ltd (Class A)	184,392
10,104	*	Watson Pharmaceuticals, Inc	274,223
6,828	*	Zymogenetics, Inc	79,683
		TOTAL CHEMICALS AND ALLIED PRODUCTS	54,575,573

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
COMMUNICATIONS - 4.97%
14,087	*	American Tower Corp (Class A)	$600,106
381	*	Anixter International, Inc	23,725
265,629		AT&T, Inc	11,039,541
12,788		Cablevision Systems Corp (Class A)	313,306
1,400		CenturyTel, Inc	58,044
22,738		Citadel Broadcasting Corp	46,840
8,959		Citizens Communications Co	114,048
5,963	*	Cox Radio, Inc (Class A)	72,450
2,565	*	Crown Castle International Corp	106,704
10,421	*	Crown Media Holdings, Inc (Class A)	67,737
6,349		Embarq Corp	314,466
5,670		Entercom Communications Corp (Class A)	77,622
2,970	*	Entravision Communications Corp (Class A)	23,255
1,390	*	FiberTower Corp	3,169
400	*	Fisher Communications, Inc	15,184
4,482		Gray Television, Inc	35,946
1,711		Hearst-Argyle Television, Inc	37,830
19,462	*	IAC/InterActiveCorp	523,917
40,466	*	Level 3 Communications, Inc	123,017
29,455	*	Liberty Global, Inc (Class A)	1,154,341
12,573	*	Liberty Media Corp - Capital (Series A)	1,464,629
50,309	*	Liberty Media Holding Corp (Interactive A)	959,896
6,436	*	Lin TV Corp (Class A)	78,326
1,600	*	Mediacom Communications Corp (Class A)	7,344
708	*	NeuStar, Inc (Class A)	20,305
5,002	*	NII Holdings, Inc	241,697
6,764	*	Novatel Wireless, Inc	109,577
4,752	*	Radio One, Inc (Class D)	11,262
813		Salem Communications Corp (Class A)	5,358
3,719	*	SAVVIS, Inc	103,797
3,448	*	SBA Communications Corp (Class A)	116,680
4,944	*	Spanish Broadcasting System, Inc (Class A)	9,146
117,439		Sprint Nextel Corp	1,541,974
2,670		Telephone & Data Systems, Inc	167,142
350	*	Terremark Worldwide, Inc	2,275
23,423	*	Time Warner Cable, Inc (Class A)	646,475
12,375	*	TiVo, Inc	103,208
208		USA Mobility, Inc	2,974
146,185		Verizon Communications, Inc	6,386,823
19,340		Windstream Corp	251,807
19,989	*	XM Satellite Radio Holdings, Inc (Class A)	244,665
		TOTAL COMMUNICATIONS	27,226,608

DEPOSITORY INSTITUTIONS - 7.76%
1,460		Astoria Financial Corp	33,974
192,926		Bank of America Corp	7,960,127
2,210		Bank of Hawaii Corp	113,019
57,205		Bank of New York Mellon Corp	2,789,316
51,006		BB&T Corp	1,564,354
2,750		City National Corp	163,763
10,730		Comerica, Inc	467,077
2,333		Commerce Bancorp, Inc	88,981

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
60,847		Fifth Third Bancorp	$1,529,085
2,580		First Horizon National Corp	46,827
1,300		First Midwest Bancorp, Inc	39,780
7,540	*	Fremont General Corp	26,390
2,250		Fulton Financial Corp	25,245
4,792		Hudson City Bancorp, Inc	71,976
4,245		IndyMac Bancorp, Inc	25,258
33,790		Keycorp	792,376
9,834		M&T Bank Corp	802,159
20,218		Marshall & Ilsley Corp	535,373
3,856	*	Metavante Technologies, Inc	89,922
57,113		National City Corp	940,080
5,583		New York Community Bancorp, Inc	98,149
2,260		NewAlliance Bancshares, Inc	26,035
12,115		Northern Trust Corp	927,767
2,220		Old National Bancorp	33,211
2,210		People's United Financial, Inc	39,338
28,948		PNC Financial Services Group, Inc	1,900,436
8,275		Popular, Inc	87,715
4,760		Provident Financial Services, Inc	68,639
58,964		Regions Financial Corp	1,394,499
1,650		South Financial Group, Inc	25,790
12,295		Sovereign Bancorp, Inc	140,163
18,970		State Street Corp	1,540,364
31,083		SunTrust Banks, Inc	1,942,377
100	*	Superior Bancorp	537
2,700	*	SVB Financial Group	136,080
12,541		Synovus Financial Corp	301,987
5,800		UnionBanCal Corp	283,678
129,907		US Bancorp	4,123,248
3,610		Valley National Bancorp	68,807
117,847		Wachovia Corp	4,481,721
840		Washington Federal, Inc	17,732
82,983		Washington Mutual, Inc	1,129,399
650		Webster Financial Corp	20,781
184,453		Wells Fargo & Co	5,568,636
1,977		Zions Bancorporation	92,306
		TOTAL DEPOSITORY INSTITUTIONS	42,554,477

EATING AND DRINKING PLACES - 1.29%
6,027	*	AFC Enterprises	68,226
1,289		Bob Evans Farms, Inc	34,713
900	*	Cheesecake Factory	21,339
13,157		Darden Restaurants, Inc	364,580
85,012		McDonald's Corp	5,008,057
700		O'Charleys, Inc	10,486
200		Ruby Tuesday, Inc	1,950
3,040	*	Sonic Corp	66,576
45,291	*	Starbucks Corp	927,107
10,990		Tim Hortons, Inc	405,861
5,740		Wendy's International, Inc	148,322
		TOTAL EATING AND DRINKING PLACES	7,057,217

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 5.63%
60,473	*	AES Corp	$1,293,517
17,535		AGL Resources, Inc	660,017
13,133		Alliant Energy Corp	534,382
3,623		Aqua America, Inc	76,808
16,279		Atmos Energy Corp	456,463
24,660		Avista Corp	531,176
25,380		Centerpoint Energy, Inc	434,759
2,370		Central Vermont Public Service Corp	73,091
3,626		CH Energy Group, Inc	161,502
33,943		Cleco Corp	943,615
13,995		CMS Energy Corp	243,233
44,551		Consolidated Edison, Inc	2,176,316
9,189		Crosstex Energy, Inc	342,198
55,923		El Paso Corp	964,113
32,340		Empire District Electric Co	736,705
5,034		Energen Corp	323,334
20,612		Energy East Corp	560,853
1,347		EnergySouth, Inc	78,126
39,830		Hawaiian Electric Industries, Inc	906,929
29,770		Idacorp, Inc	1,048,499
1,741		ITC Holdings Corp	98,227
4,043		Laclede Group, Inc	138,432
2,156		Markwest Hydrocarbon, Inc	135,073
5,814		Metal Management, Inc	264,711
8,927		MGE Energy, Inc	316,641
23,533		National Fuel Gas Co	1,098,520
2,533		New Jersey Resources Corp	126,701
10,891		Nicor, Inc	461,234
62,605		NiSource, Inc	1,182,608
10,914		Northeast Utilities	341,717
3,520		Northwest Natural Gas Co	171,283
13,216		NSTAR	478,684
46,832		OGE Energy Corp	1,699,533
11,394		Oneok, Inc	510,109
69,104		Pepco Holdings, Inc	2,026,820
8,170		Piedmont Natural Gas Co, Inc	213,727
9,349		Pinnacle West Capital Corp	396,491
54,991		Puget Energy, Inc	1,508,403
25,180		Questar Corp	1,362,238
1,955		Resource America, Inc (Class A)	28,680
11,801		Sempra Energy	730,246
39,462		Sierra Pacific Resources	670,065
3,830		SJW Corp	132,786
6,830		South Jersey Industries, Inc	246,495
2,980		Southwest Gas Corp	88,715
24,682		TECO Energy, Inc	424,777
5,867		UGI Corp	159,876
3,154		UIL Holdings Corp	116,540
22,175		Unisource Energy Corp	699,621
3,955		Vectren Corp	114,735
3,746	*	Waste Services, Inc	32,103
9,745		WGL Holdings, Inc	319,246
55,642		Williams Cos, Inc	1,990,871
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	30,831,544

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.67%
23,426	*	Advanced Micro Devices, Inc	$175,695
23,430		Ametek, Inc	1,097,461
2,880	*	Anadigics, Inc	33,322
36,208	*	Apple Computer, Inc	7,172,081
6,760	*	Arris Group, Inc	67,465
3,948	*	Atheros Communications, Inc	120,572
3,942		Baldor Electric Co	132,688
614	*	Benchmark Electronics, Inc	10,886
263,523	*	Cisco Systems, Inc	7,133,568
55,334	*	Conexant Systems, Inc	45,927
2,012	*	Cree, Inc	55,270
1,600		CTS Corp	15,888
4,267	*	Ditech Networks, Inc	14,806
1,100	*	Dolby Laboratories, Inc (Class A)	54,692
1,190	*	DTS, Inc	30,428
1,045	*	Energizer Holdings, Inc	117,176
743	*	Energy Conversion Devices, Inc	25,002
3,735	*	Evergreen Solar, Inc	64,503
27,059	*	Finisar Corp	39,236
1,511	*	FuelCell Energy, Inc	14,989
3,603	*	GrafTech International Ltd	63,953
529	*	Greatbatch, Inc	10,575
2,255		Harman International Industries, Inc	166,216
10,982	*	Harmonic, Inc	115,091
277,544		Intel Corp	7,399,323
2,305	*	InterDigital, Inc	53,776
9,556	*	InterVoice, Inc	76,352
1,197		Lincoln Electric Holdings, Inc	85,202
1,157	*	Loral Space & Communications, Inc	39,627
556		LSI Industries, Inc	10,119
39,078	*	LSI Logic Corp	207,504
1,544	*	Medis Technologies Ltd	23,824
154	m,v*	Medis Technologies Ltd	(0)
35,940	*	Micron Technology, Inc	260,565
5,517	*	Microtune, Inc	36,026
9,264		Molex, Inc	252,907
132,309		Motorola, Inc	2,122,236
12,187	*	MRV Communications, Inc	28,274
4,852	*	Novellus Systems, Inc	133,770
16,593	*	ON Semiconductor Corp	147,346
685		Park Electrochemical Corp	19,344
3,798		Plantronics, Inc	98,748
1,283	*	Plexus Corp	33,692
183	*	PLX Technology, Inc	1,702
3,021	*	Polycom, Inc	83,923
2,828	*	Power-One, Inc	11,284
6,111	*	Powerwave Technologies, Inc	24,627
3,708	*	QLogic Corp	52,654
84,870		Qualcomm, Inc	3,339,635
3,393		RadioShack Corp	57,206
11,334	*	RF Micro Devices, Inc	64,717
11,454	*	Silicon Storage Technology, Inc	34,247

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
105,947	*	Sirius Satellite Radio, Inc	$321,019
7,773	*	Sycamore Networks, Inc	29,848
2,634	*	Symmetricom, Inc	12,406
1,509		Technitrol, Inc	43,127
2,450	*	Tekelec	30,625
5,501		Teleflex, Inc	346,618
26,227	*	Tellabs, Inc	171,525
826	*	Tessera Technologies, Inc	34,362
75,184		Texas Instruments, Inc	2,511,146
6,217	*	Thomas & Betts Corp	304,882
12,188	*	Triquint Semiconductor, Inc	80,806
2,358	*	TTM Technologies, Inc	27,494
17,758		Tyco Electronics Ltd	659,355
1,000		Vicor Corp	15,590
1,385		Whirlpool Corp	113,058
12,976		Xilinx, Inc	283,785
1,396	*	Zoltek Cos, Inc	59,847
2,243	*	Zoran Corp	50,490
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	36,572,103

ENGINEERING AND MANAGEMENT SERVICES - 0.64%
2,593	*	Amylin Pharmaceuticals, Inc	95,941
4,094	*	Applera Corp (Celera Genomics Group)	64,972
5,260	*	Ariad Pharmaceuticals, Inc	22,355
15,482	*	Celgene Corp	715,423
505		Corporate Executive Board Co	30,351
908	*	CV Therapeutics, Inc	8,217
353	*	Gen-Probe, Inc	22,214
2,878	*	Harris Interactive, Inc	12,260
5,823	*	Hewitt Associates, Inc (Class A)	222,963
6,439	*	Incyte Corp	64,712
6,339	*	Isis Pharmaceuticals, Inc	99,839
1,213	*	Lifecell Corp	52,292
400	*	Maxygen, Inc	3,212
14,331		Moody's Corp	511,617
21,174		Paychex, Inc	766,922
10,872		Quest Diagnostics, Inc	575,129
2,275	*	Regeneron Pharmaceuticals, Inc	54,941
7,529	*	Rentech, Inc	13,627
3,623	*	Savient Pharmaceuticals, Inc	83,220
19	*	Symyx Technologies, Inc	146
153	*	Telik, Inc	531
3,940	*	Tetra Tech, Inc	84,710
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,505,594

FABRICATED METAL PRODUCTS - 0.91%
400		Ameron International Corp	36,860
2,140		Aptargroup, Inc	87,547
12,482		Commercial Metals Co	367,595
837	*	Commercial Vehicle Group, Inc	12,137
5,878		Dynamic Materials Corp	346,214
2,418		Gulf Island Fabrication, Inc	76,675
55,855		Illinois Tool Works, Inc	2,990,477
1,400		Insteel Industries, Inc	16,422

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,970		Pentair, Inc	$138,196
3,830		Silgan Holdings, Inc	198,930
2,125		Snap-On, Inc	102,510
9,648		Stanley Works	467,735
1,496		Valmont Industries, Inc	133,324
		TOTAL FABRICATED METAL PRODUCTS	4,974,622

FOOD AND KINDRED PRODUCTS - 3.40%
23,787		Campbell Soup Co	849,910
700		Corn Products International, Inc	25,725
37,156		General Mills, Inc	2,117,892
28,295		H.J. Heinz Co	1,320,811
1,337	*	Hansen Natural Corp	59,216
14,185		Hershey Co	558,889
911		Imperial Sugar Co	17,099
3,370		J.M. Smucker Co	173,353
2,700	*	Jones Soda Co	20,088
39,264		Kellogg Co	2,058,612
88,282		Kraft Foods, Inc (Class A)	2,880,642
760		Lancaster Colony Corp	30,172
2,052		McCormick & Co, Inc	77,791
4,847		Pepsi Bottling Group, Inc	191,263
4,960		PepsiAmericas, Inc	165,267
82,533		PepsiCo, Inc	6,264,255
25,283		Sara Lee Corp	406,045
1,310		Tootsie Roll Industries, Inc	35,920
23,731		Wrigley (Wm.) Jr Co	1,389,450
		TOTAL FOOD AND KINDRED PRODUCTS	18,642,400

FOOD STORES - 0.26%
16		Arden Group, Inc (Class A)	2,475
315		Great Atlantic & Pacific Tea Co, Inc	9,869
27,263		Safeway, Inc	932,667
8,176		Supervalu, Inc	306,764
4,554		Whole Foods Market, Inc	185,803
		TOTAL FOOD STORES	1,437,578

FORESTRY - 0.18%
3,100		Rayonier, Inc	146,444
11,247		Weyerhaeuser Co	829,354
		TOTAL FORESTRY	975,798

FURNITURE AND FIXTURES - 0.68%
1,540		Herman Miller, Inc	49,881
7,338		Hillenbrand Industries, Inc	408,947
2,660		HNI Corp	93,260
64,177		Johnson Controls, Inc	2,312,939
7,032		Leggett & Platt, Inc	122,638
31,812		Masco Corp	687,457
1,069		Tempur-Pedic International, Inc	27,762
		TOTAL FURNITURE AND FIXTURES	3,702,884

FURNITURE AND HOME FURNISHINGS STORES - 0.06%
10,325	*	Bed Bath & Beyond, Inc	303,452

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,561		Circuit City Stores, Inc	$10,756
229	*	Mohawk Industries, Inc	17,038
1,000	*	Pier 1 Imports, Inc	5,230
305		Williams-Sonoma, Inc	7,900
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	344,376

GENERAL BUILDING CONTRACTORS - 0.17%
100		Amrep Corp	3,055
121	*	Avatar Holdings, Inc	5,060
4,810		Centex Corp	121,501
14,817		DR Horton, Inc	195,140
2,209	*	Hovnanian Enterprises, Inc (Class A)	15,839
110		Lennar Corp (B Shares)	1,826
6,515		Lennar Corp (Class A)	116,553
2,519		MDC Holdings, Inc	93,530
391	*	Meritage Homes Corp	5,697
91	*	NVR, Inc	47,684
19,284		Pulte Homes, Inc	203,253
1,133		Ryland Group, Inc	31,214
2,113	*	Standard-Pacific Corp	7,079
5,302	*	Toll Brothers, Inc	106,358
915	*	WCI Communities, Inc	3,459
		TOTAL GENERAL BUILDING CONTRACTORS	957,248

GENERAL MERCHANDISE STORES - 1.21%
457	*	99 Cents Only Stores	3,638
424		Bon-Ton Stores, Inc	4,024
32,358		Costco Wholesale Corp	2,257,294
7,748		Family Dollar Stores, Inc	148,994
13,963		JC Penney Co, Inc	614,232
457	*	Retail Ventures, Inc	2,326
54,634		Target Corp	2,731,700
31,176		TJX Cos, Inc	895,686
		TOTAL GENERAL MERCHANDISE STORES	6,657,894

HEALTH SERVICES - 1.48%
12,036	*	Alliance Imaging, Inc	115,786
761	*	Amsurg Corp	20,593
1,959	*	Bio-Reference Labs, Inc	64,020
2,338		Brookdale Senior Living, Inc	66,423
10,792	*	Community Health Systems, Inc	397,793
1,680	*	Corvel Corp	38,674
4,214	*	DaVita, Inc	237,459
4,317	*	Edwards Lifesciences Corp	198,539
15,734	*	Express Scripts, Inc	1,148,582
27,809		Health Management Associates, Inc (Class A)	166,298
1,386	*	Healthways, Inc	80,998
3,645	*	Hythiam, Inc	10,680
8,159	*	Laboratory Corp of America Holdings	616,249
1,890	*	LHC Group, Inc	47,212
3,299	*	LifePoint Hospitals, Inc	98,112
8,661	*	Lincare Holdings, Inc	304,521
2,817	*	Medcath Corp	69,186
100		National Healthcare Corp	5,170

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
6,025	*	Nektar Therapeutics	$40,428
6,291		Omnicare, Inc	143,498
1,012	*	Pediatrix Medical Group, Inc	68,968
1,884	*	Psychiatric Solutions, Inc	61,230
4,410	*	RehabCare Group, Inc	99,490
2,718	*	Sierra Health Services, Inc	114,047
44,129	*	WellPoint, Inc	3,871,437
		TOTAL HEALTH SERVICES	8,085,393

HOLDING AND OTHER INVESTMENT OFFICES - 1.96%
25,490		Allied Capital Corp	548,035
813		AMB Property Corp	46,796
3,017		American Financial Realty Trust	24,196
4,716		Annaly Mortgage Management, Inc	85,737
4,300		Anworth Mortgage Asset Corp	35,518
3,617		AvalonBay Communities, Inc	340,504
6,867		Boston Properties, Inc	630,459
300		Capital Southwest Corp	35,520
2,455		Cherokee, Inc	79,223
2,500		Colonial Properties Trust	56,575
2,600		Developers Diversified Realty Corp	99,554
8,623		Duke Realty Corp	224,888
28,751		Equity Residential	1,048,549
300		Essex Property Trust, Inc	29,247
153		FelCor Lodging Trust, Inc	2,385
1,190		First Industrial Realty Trust, Inc	41,174
13,255		General Growth Properties, Inc	545,841
700		Gladstone Capital Corp	11,900
4,421		HCP, Inc	153,762
3,450		Health Care REIT, Inc	154,181
2,030		Healthcare Realty Trust, Inc	51,542
153		Highwoods Properties, Inc	4,495
3,683		Hospitality Properties Trust	118,666
29,531		Host Marriott Corp	503,208
4,602		HRPT Properties Trust	35,573
7,087		iStar Financial, Inc	184,616
14,176		Kimco Realty Corp	516,006
2,370		Lexington Corporate Properties Trust	34,460
153		Liberty Property Trust	4,408
10,962	v	Luminent Mortgage Capital, Inc	8,550
2,270		Mack-Cali Realty Corp	77,180
4,785		MFA Mortgage Investments, Inc	44,261
1,300		Mid-America Apartment Communities, Inc	55,575
800		NorthStar Realty Finance Corp	7,136
1,510		Pennsylvania Real Estate Investment Trust	44,817
1,000		Post Properties, Inc	35,120
1,447		Potlatch Corp	64,305
14,889		Prologis	943,665
9,542		Public Storage, Inc	700,478
1,490		Realty Income Corp	40,260
16,758		Simon Property Group, Inc	1,455,600
913		Tarragon Corp	1,370
15,866		Virgin Media, Inc	271,943
10,068		Vornado Realty Trust	885,481

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,243		WABCO Holdings, Inc	$162,442
10,011		Weingarten Realty Investors	314,746
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	10,759,947

HOTELS AND OTHER LODGING PLACES - 0.29%
10,829		Choice Hotels International, Inc	359,523
7,745	*	Gaylord Entertainment Co	313,440
15,105	*	Great Wolf Resorts, Inc	148,180
8,627	*	Lodgian, Inc	97,140
4,234		Marcus Corp	65,415
18,371		Marriott International, Inc (Class A)	627,921
		TOTAL HOTELS AND OTHER LODGING PLACES	1,611,619

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.57%
7,890	*	AGCO Corp	536,362
1,565		Ampco-Pittsburgh Corp	59,673
73,058		Applied Materials, Inc	1,297,510
1,445	*	Astec Industries, Inc	53,740
8,648	*	Axcelis Technologies, Inc	39,781
4,025		Black & Decker Corp	280,341
1,585		Briggs & Stratton Corp	35,916
1,852	*	Brooks Automation, Inc	24,465
757		Cascade Corp	35,170
1,693	*	Columbus McKinnon Corp	55,226
7,654		Cummins, Inc	974,890
39,598		Deere & Co	3,687,366
113,457	*	Dell, Inc	2,780,831
985		Donaldson Co, Inc	45,684
1,851	*	Dril-Quip, Inc	103,027
103,156	*	EMC Corp	1,911,481
2,214	*	Emulex Corp	36,132
5,176	*	ENGlobal Corp	58,799
3,442	*	Entegris, Inc	29,704
233	*	Extreme Networks, Inc	825
605		Flowserve Corp	58,201
4,082	*	FMC Technologies, Inc	231,449
400	*	Gardner Denver, Inc	13,200
1,756	*	Gehl Co	28,166
8,135		Graco, Inc	303,110
15,045	*	Grant Prideco, Inc	835,148
130,512		Hewlett-Packard Co	6,588,246
1,629	*	Intermec, Inc	33,085
67,964		International Business Machines Corp	7,346,908
2,132	*	Intevac, Inc	30,999
5,599	*	Lam Research Corp	242,045
837		Lennox International, Inc	34,669
3,804	*	Lexmark International, Inc (Class A)	132,607
1,117		Lufkin Industries, Inc	63,993
7,726		Manitowoc Co, Inc	377,261
3,855		Modine Manufacturing Co	63,646
2,884		Nordson Corp	167,157
1,537	*	Oil States International, Inc	52,442
4,326		Pall Corp	174,424
634	*	Rackable Systems, Inc	6,340

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
305		Sauer-Danfoss, Inc	$7,640
4,004	*	Semitool, Inc	34,755
4,222	*	Sigma Designs, Inc	233,054
7,205	*	SourceForge, Inc	17,652
2,241		SPX Corp	230,487
6,075		Tennant Co	269,062
2,840	*	Terex Corp	186,219
9,729		Trane, Inc	454,442
1,235	*	TurboChef Technologies, Inc	20,378
840	*	Ultratech, Inc	9,526
4,152	*	Varian Medical Systems, Inc	216,568
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	30,509,802

INSTRUMENTS AND RELATED PRODUCTS - 5.71%
3,204	*	Advanced Medical Optics, Inc	78,594
1,715	*	Affymetrix, Inc	39,685
377		Analogic Corp	25,530
4,250		Bard (C.R.), Inc	402,900
44,483		Baxter International, Inc	2,582,238
6,177		Beckman Coulter, Inc	449,686
21,214		Becton Dickinson & Co	1,773,066
1,350	*	Bruker BioSciences Corp	17,955
1,436	*	Cepheid, Inc	37,839
529		Cooper Cos, Inc	20,102
18,888		Covidien Ltd	836,550
17,723	*	Credence Systems Corp	42,890
11,079		Dentsply International, Inc	498,777
74,800		Emerson Electric Co	4,238,168
1,066	*	Flir Systems, Inc	33,366
553	*	Formfactor, Inc	18,304
1,338	*	Hologic, Inc	91,840
1,091	*	Illumina, Inc	64,653
988	*	Intuitive Surgical, Inc	320,606
7,191	*	ION Geophysical Corp	113,474
350	*	Itron, Inc	33,590
3,346	*	Ixia	31,720
130,029		Johnson & Johnson	8,672,934
7,190		Kla-Tencor Corp	346,270
82	*	L-1 Identity Solutions, Inc	1,472
4,280	*	LTX Corp	13,610
70,396		Medtronic, Inc	3,538,807
220	*	Mettler-Toledo International, Inc	25,036
1,678	*	Millipore Corp	122,796
1,550	*	MKS Instruments, Inc	29,667
980		Movado Group, Inc	24,784
606	*	OYO Geospace Corp	45,668
19,871		Pitney Bowes, Inc	755,893
381	*	Resmed, Inc	20,014
310	*	Respironics, Inc	20,299
610	*	Rofin-Sinar Technologies, Inc	29,347
1,913		Roper Industries, Inc	119,639
17,611	*	St. Jude Medical, Inc	715,711
4,870		STERIS Corp	140,451
21,298		Stryker Corp	1,591,387

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
987	*	Techne Corp	$65,191
22,435	*	Thermo Electron Corp	1,294,051
4,485	*	Waters Corp	354,629
41,037		Xerox Corp	664,389
1,902	*	X-Rite, Inc	22,101
13,948	*	Zimmer Holdings, Inc	922,660
800	*	Zygo Corp	9,968
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	31,298,307

INSURANCE AGENTS, BROKERS AND SERVICE - 0.47%
5,671		Brown & Brown, Inc	133,269
7,075		Crawford & Co (Class B)	29,361
27,911		Hartford Financial Services Group, Inc	2,433,560
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,596,190

INSURANCE CARRIERS - 4.18%
37,611		Aetna, Inc	2,171,283
51,723		Aflac, Inc	3,239,411
70	*	Alleghany Corp	28,140
9,279		Ambac Financial Group, Inc	239,120
3,447		American Financial Group, Inc	99,549
510		American Physicians Capital, Inc	21,145
3,040	*	AMERIGROUP Corp	110,808
5,951		Assurant, Inc	398,122
7,465		Axis Capital Holdings Ltd	290,911
1,565	*	Centene Corp	42,944
42,718		Chubb Corp	2,331,548
21,632		Cincinnati Financial Corp	855,329
4,323		Commerce Group, Inc	155,542
6,428		Endurance Specialty Holdings Ltd	268,240
3,675		Erie Indemnity Co (Class A)	190,696
3,844		Everest Re Group Ltd	385,938
30,481		Genworth Financial, Inc (Class A)	775,741
1,217		Hanover Insurance Group, Inc	55,739
2,922		HCC Insurance Holdings, Inc	83,803
1,192	*	HealthExtras, Inc	31,087
500		LandAmerica Financial Group, Inc	16,725
27,592		Lincoln National Corp	1,606,406
613	*	Markel Corp	301,044
11,293		MBIA, Inc	210,389
5,895		Mercury General Corp	293,630
6,699		MGIC Investment Corp	150,259
1,311	*	Molina Healthcare, Inc	50,736
5,800		Nationwide Financial Services, Inc (Class A)	261,058
1,407		Odyssey Re Holdings Corp	51,651
2,574		Phoenix Cos, Inc	30,553
3,089		PMI Group, Inc	41,022
21,379		Principal Financial Group	1,471,730
58,615	*	Progressive Corp	1,123,063
985		Protective Life Corp	40,405
3,750		Radian Group, Inc	43,800
900		RenaissanceRe Holdings Ltd	54,216
16,144		Safeco Corp	898,898
381		Stancorp Financial Group, Inc	19,195

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,100		Tower Group, Inc	$36,740
56,115		Travelers Cos, Inc	3,018,987
2,930		Unitrin, Inc	140,611
15,039		UnumProvident Corp	357,778
7,492		W.R. Berkley Corp	223,337
2,422	*	WellCare Health Plans, Inc	102,717
12,186		XL Capital Ltd (Class A)	613,078
		TOTAL INSURANCE CARRIERS	22,933,124

LEATHER AND LEATHER PRODUCTS - 0.12%
19,812	*	Coach, Inc	605,851
2,309		Weyco Group, Inc	63,498
		TOTAL LEATHER AND LEATHER PRODUCTS	669,349

LUMBER AND WOOD PRODUCTS - 0.01%
3,817	*	Champion Enterprises, Inc	35,956
300		Skyline Corp	8,805
		TOTAL LUMBER AND WOOD PRODUCTS	44,761

METAL MINING - 0.12%
6,475	*	Apex Silver Mines Ltd	98,679
2,358	*	Rosetta Resources, Inc	46,759
16,508		Royal Gold, Inc	503,824
		TOTAL METAL MINING	649,262

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.32%
1,840		Callaway Golf Co	32,071
1,145		Daktronics, Inc	25,843
2,536		Marine Products Corp	17,777
44,090		Mattel, Inc	839,474
390		Nautilus, Inc	1,892
2,690	*	RC2 Corp	75,508
4,902	*	Russ Berrie & Co, Inc	80,197
17,678		Tyco International Ltd	700,933
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,773,695

MISCELLANEOUS RETAIL - 1.06%
15,240	*	Amazon.com, Inc	1,411,834
16,007		Best Buy Co, Inc	842,769
658	*	Coldwater Creek, Inc	4,402
1,162	*	Dollar Tree Stores, Inc	30,119
5,064	*	GSI Commerce, Inc	98,748
315	*	Nutri/System, Inc	8,499
7,939	*	Office Depot, Inc	110,431
130	*	Overstock.com, Inc	2,019
1,100		Petsmart, Inc	25,883
129	*	Priceline.com, Inc	14,817
34,295		Staples, Inc	791,186
2,200		Systemax, Inc	44,704
3,347		Tiffany & Co	154,062
51,592		Walgreen Co	1,964,623
11,054		World Fuel Services Corp	320,898
		TOTAL MISCELLANEOUS RETAIL	5,824,994

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 1.22%
457	*	Avid Technology, Inc	$12,951
19,316	*	Discovery Holding Co (Class A)	485,604
6,671	*	DreamWorks Animation SKG, Inc (Class A)	170,377
2,881		Regal Entertainment Group (Class A)	52,060
257,007		Time Warner, Inc	4,243,186
38,654	*	Viacom, Inc (Class B)	1,697,684
		TOTAL MOTION PICTURES	6,661,862

NONDEPOSITORY INSTITUTIONS - 1.56%
3,413		Advanta Corp (Class A)	24,915
16,827		American Capital Strategies Ltd	554,618
75,529		American Express Co	3,929,018
7,241	*	AmeriCredit Corp	92,612
2,090		Asta Funding, Inc	55,260
25,825		Capital One Financial Corp	1,220,489
7,796		CapitalSource, Inc	137,132
1,937		Centerline Holding Co	14,760
3,035	*	Credit Acceptance Corp	62,733
2,741		Federal Agricultural Mortgage Corp (Class C)	72,143
5,879		First Marblehead Corp	89,949
57,995		Freddie Mac	1,975,890
1,916	*	Guaranty Financial Group, Inc	30,667
2,690	*	INVESTools, Inc	47,721
12,645		MCG Capital Corp	146,555
2,737		Nelnet, Inc (Class A)	34,787
1,600	*	PHH Corp	28,224
1,293	*	World Acceptance Corp	34,885
		TOTAL NONDEPOSITORY INSTITUTIONS	8,552,358

NONMETALLIC MINERALS, EXCEPT FUELS - 0.21%
9,173		AMCOL International Corp	330,503
520		Compass Minerals International, Inc	21,320
9,839		Vulcan Materials Co	778,167
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,129,990

OIL AND GAS EXTRACTION - 4.64%
4,178		Atlas America, Inc	247,254
1,916	*	ATP Oil & Gas Corp	96,835
290	*	Atwood Oceanics, Inc	29,070
5,254		Berry Petroleum Co (Class A)	233,540
3,340	*	Bronco Drilling Co, Inc	49,599
10,752	*	Callon Petroleum Co	176,870
9,212	*	Cameron International Corp	443,374
837	*	Carrizo Oil & Gas, Inc	45,826
7,781	*	Cheniere Energy, Inc	253,972
41,346		Chesapeake Energy Corp	1,620,763
8,707		Cimarex Energy Co	370,309
1,030	*	Complete Production Services, Inc	18,509
2,924	*	Contango Oil & Gas Co	148,802
3,319	*	Delta Petroleum Corp	62,563
35,534	*	Denbury Resources, Inc	1,057,137
4,054	*	Edge Petroleum Corp	24,040
2,970	*	Encore Acquisition Co	99,109

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
17,467		ENSCO International, Inc	$1,041,383
32,654		Equitable Resources, Inc	1,739,805
1,370	*	EXCO Resources, Inc	21,208
1,003	*	Exterran Holdings, Inc	82,045
6,238	*	Forest Oil Corp	317,140
11,751	*	GeoGlobal Resources, Inc	58,167
5,515	*	Global Industries Ltd	118,131
2,553	*	GMX Resources, Inc	82,411
3,331	*	Goodrich Petroleum Corp	75,347
8,031	*	Grey Wolf, Inc	42,805
4,267	*	Helix Energy Solutions Group, Inc	177,081
18,533		Helmerich & Payne, Inc	742,617
6,352	*	McMoRan Exploration Co	83,148
38,009	*	Meridian Resource Corp	68,796
13,435	*	Nabors Industries Ltd	367,985
21,794	*	National Oilwell Varco, Inc	1,600,987
13,730		Noble Corp	775,882
1,457	*	Oceaneering International, Inc	98,129
3,912	*	Parallel Petroleum Corp	68,969
15,790	*	PetroHawk Energy Corp	273,325
3,326	*	Petroleum Development Corp	196,666
4,283	*	Petroquest Energy, Inc	61,247
13,623		Pioneer Natural Resources Co	665,347
15,981	*	Plains Exploration & Production Co	862,974
15,119	*	Pride International, Inc	512,534
6,355	*	Quicksilver Resources, Inc	378,694
10,154		Range Resources Corp	521,509
7,705		Rowan Cos, Inc	304,039
2,430		RPC, Inc	28,455
15,277		Smith International, Inc	1,128,206
7,429	*	Southwestern Energy Co	413,944
3,978		St. Mary Land & Exploration Co	153,591
3,305	*	Stone Energy Corp	155,038
1,765	*	Superior Energy Services	60,751
5,466	*	Swift Energy Co	240,668
9,332		Tidewater, Inc	511,954
4,765	*	Toreador Resources Corp	33,307
24,806		Transocean, Inc	3,550,979
3,817	*	TXCO Resources, Inc	46,033
2,413	*	Unit Corp	111,601
3,860	*	Venoco, Inc	76,930
3,098		W&T Offshore, Inc	92,816
1,141	*	Warren Resources, Inc	16,122
2,141	*	Whiting Petroleum Corp	123,450
46,390		XTO Energy, Inc	2,382,590
		TOTAL OIL AND GAS EXTRACTION	25,442,378

PAPER AND ALLIED PRODUCTS - 0.89%
1,702	*	AbitibiBowater, Inc	35,078
8,656		Bemis Co	237,001
6,951	*	Buckeye Technologies, Inc	86,888
3,850	*	Chesapeake Corp	19,982
2,495	*	Domtar Corporation	19,187
2,230		Glatfelter	34,141

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
21,080		International Paper Co	$682,570
33,583		Kimberly-Clark Corp	2,328,645
21,921		MeadWestvaco Corp	686,127
6,848		Packaging Corp of America	193,114
2,117		Rock-Tenn Co (Class A)	53,793
108	*	Smurfit-Stone Container Corp	1,140
10,915		Sonoco Products Co	356,702
5,750		Temple-Inland, Inc	119,888
1,674		Wausau Paper Corp	15,049
		TOTAL PAPER AND ALLIED PRODUCTS	4,869,305

PERSONAL SERVICES - 0.04%
5,300		Regis Corp	148,188
1,350		Unifirst Corp	51,300
605		Weight Watchers International, Inc	27,334
		TOTAL PERSONAL SERVICES	226,822

PETROLEUM AND COAL PRODUCTS - 4.06%
4,065		Alon USA Energy, Inc	110,487
34,996		Apache Corp	3,763,470
1,950		Ashland, Inc	92,489
7,400		Cabot Oil & Gas Corp	298,738
39,527		Devon Energy Corp	3,514,346
26,151		EOG Resources, Inc	2,333,977
20,224		Frontier Oil Corp	820,690
4,345	*	Headwaters, Inc	51,010
24,168		Hess Corp	2,437,584
5,307		Holly Corp	270,073
17,506		Murphy Oil Corp	1,485,209
12,082	*	Newfield Exploration Co	636,721
27,659		Noble Energy, Inc	2,199,444
15,294		Sunoco, Inc	1,107,897
41,781		Valero Energy Corp	2,925,923
8,182		Western Refining, Inc	198,086
		TOTAL PETROLEUM AND COAL PRODUCTS	22,246,144

PIPELINES, EXCEPT NATURAL GAS - 0.31%
66,510		Spectra Energy Corp	1,717,288
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,717,288

PRIMARY METAL INDUSTRIES - 1.66%
25,522		Alcoa, Inc	932,829
1,782		Allegheny Technologies, Inc	153,965
2,263	*	Brush Engineered Materials, Inc	83,776
10,959	*	Century Aluminum Co	591,128
1,741	*	CommScope, Inc	85,675
71,964		Corning, Inc	1,726,416
457		Encore Wire Corp	7,275
5,633		Gibraltar Industries, Inc	86,861
3,906		Hubbell, Inc (Class B)	201,550
3,678	*	LB Foster Co (Class A)	190,263
5,488		Mueller Industries, Inc	159,097
30,078		Nucor Corp	1,781,219
4,390		Olympic Steel, Inc	139,207

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,517		Quanex Corp	$234,432
11,880		Steel Dynamics, Inc	707,692
6,210		Tredegar Corp	99,857
12,639		United States Steel Corp	1,528,181
22,593		Worthington Industries, Inc	403,963
		TOTAL PRIMARY METAL INDUSTRIES	9,113,386

PRINTING AND PUBLISHING - 0.73%
761	*	ACCO Brands Corp	12,206
5,599		Dun & Bradstreet Corp	496,239
11,279		EW Scripps Co (Class A)	507,668
4,867		Harte-Hanks, Inc	84,199
1,520		John Wiley & Sons, Inc (Class A)	65,117
1,890		Lee Enterprises, Inc	27,688
32,740		McGraw-Hill Cos, Inc	1,434,339
4,910		Meredith Corp	269,952
23,435		New York Times Co (Class A)	410,816
2,170		R.H. Donnelley Corp	79,162
2,304		Standard Register Co	26,865
822	*	Valassis Communications, Inc	9,609
749		Washington Post Co (Class B)	592,781
		TOTAL PRINTING AND PUBLISHING	4,016,641

RAILROAD TRANSPORTATION - 0.72%
33,188		CSX Corp	1,459,608
533	*	Genesee & Wyoming, Inc (Class A)	12,882
3,987	*	Kansas City Southern Industries, Inc	136,874
46,188		Norfolk Southern Corp	2,329,723
		TOTAL RAILROAD TRANSPORTATION	3,939,087

REAL ESTATE - 0.07%
8,458	*	CB Richard Ellis Group, Inc (Class A)	182,270
1,693		Forest City Enterprises, Inc (Class A)	75,237
1,916	*	Forestar Real Estate Group, Inc	45,214
229		Jones Lang LaSalle, Inc	16,296
7,397		Stewart Enterprises, Inc (Class A)	65,833
		TOTAL REAL ESTATE	384,850

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.46%
190	*	Deckers Outdoor Corp	29,461
34,216		Nike, Inc (Class B)	2,198,036
6,090		Sealed Air Corp	140,923
1,937		Spartech Corp	27,312
3,250		Tupperware Corp	107,348
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,503,080

SECURITY AND COMMODITY BROKERS - 3.37%
8,428		Ameriprise Financial, Inc	464,467
2,193		BlackRock, Inc	475,442
59,757		Charles Schwab Corp	1,526,791
2,215		CME Group, Inc	1,519,490
13,920	*	E*Trade Financial Corp	49,416
1,433		Eaton Vance Corp	65,072
2,216		Federated Investors, Inc (Class B)	91,211

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
18,587		Franklin Resources, Inc	$2,126,910
24,221		Goldman Sachs Group, Inc	5,208,726
3,201	*	IntercontinentalExchange, Inc	616,192
153	*	Investment Technology Group, Inc	7,281
6,969		Janus Capital Group, Inc	228,932
4,704		Legg Mason, Inc	344,098
60,764		Merrill Lynch & Co, Inc	3,261,812
3,410	*	Nasdaq Stock Market, Inc	168,761
2,465		Nymex Holdings, Inc	329,349
8,900		NYSE Euronext	781,153
6,886		SEI Investments Co	221,523
15,917		T Rowe Price Group, Inc	969,027
		TOTAL SECURITY AND COMMODITY BROKERS	18,455,653

SOCIAL SERVICES - 0.01%
6,300	*	Capital Senior Living Corp	62,559
		TOTAL SOCIAL SERVICES	62,559

SPECIAL TRADE CONTRACTORS - 0.04%
1,785	*	Layne Christensen Co	87,840
5,566	*	Quanta Services, Inc	146,052
		TOTAL SPECIAL TRADE CONTRACTORS	233,892

STONE, CLAY, AND GLASS PRODUCTS - 0.86%
50,469		3M Co	4,255,546
241		Apogee Enterprises, Inc	4,124
180	*	Cabot Microelectronics Corp	6,464
2,629		CARBO Ceramics, Inc	97,799
4,165		Eagle Materials, Inc	147,774
8,376		Gentex Corp	148,842
2,200	*	Owens Corning, Inc	44,484
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,705,033

TRANSPORTATION BY AIR - 0.59%
1,560	*	Air Methods Corp	77,485
5,465	*	Airtran Holdings, Inc	39,129
1,694	*	Alaska Air Group, Inc	42,367
8,842	*	AMR Corp	124,053
9,148	*	Continental Airlines, Inc (Class B)	203,543
10,259	*	ExpressJet Holdings, Inc	25,442
19,695		FedEx Corp	1,756,203
8,660	*	JetBlue Airways Corp	51,094
800	*	PHI, Inc	24,816
4,790		Skywest, Inc	128,612
62,052		Southwest Airlines Co	757,034
		TOTAL TRANSPORTATION BY AIR	3,229,778

TRANSPORTATION EQUIPMENT - 1.26%
1,141	*	Accuride Corp	8,968
381	*	Aftermarket Technology Corp	10,386
5,056		American Axle & Manufacturing Holdings, Inc	94,143
6,501		ArvinMeritor, Inc	76,257
12,751		Autoliv, Inc	672,105
26,672	*	BE Aerospace, Inc	1,410,949

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
429		Federal Signal Corp	$4,813
22,558		Genuine Parts Co	1,044,435
20,643		Harley-Davidson, Inc	964,235
8,970		Harsco Corp	574,708
1,838		Noble International Ltd	29,978
19,966		Paccar, Inc	1,087,748
17,535	*	Spirit Aerosystems Holdings, Inc (Class A)	604,958
6,160		Superior Industries International, Inc	111,927
2,552	*	Tenneco, Inc	66,531
985		Thor Industries, Inc	37,440
12,199	*	Visteon Corp	53,554
2,265		Westinghouse Air Brake Technologies Corp	78,007
		TOTAL TRANSPORTATION EQUIPMENT	6,931,142

TRANSPORTATION SERVICES - 0.05%
2,563		CH Robinson Worldwide, Inc	138,710
3,054		Expeditors International Washington, Inc	136,453
		TOTAL TRANSPORTATION SERVICES	275,163

TRUCKING AND WAREHOUSING - 0.66%
51,410		United Parcel Service, Inc (Class B)	3,635,715
		TOTAL TRUCKING AND WAREHOUSING	3,635,715

WATER TRANSPORTATION - 0.08%
2,390		Alexander & Baldwin, Inc	123,467
3,549	*	Gulfmark Offshore, Inc	166,058
2,713	*	Hornbeck Offshore Services, Inc	121,949
		TOTAL WATER TRANSPORTATION	411,474

WHOLESALE TRADE-DURABLE GOODS - 0.55%
900		Agilysys, Inc	13,608
15,600		Barnes Group, Inc	520,884
5,640		BorgWarner, Inc	273,032
3,816		Castle (A.M.) & Co	103,757
12,156		IKON Office Solutions, Inc	158,271
743		Martin Marietta Materials, Inc	98,522
1,841	*	MWI Veterinary Supply, Inc	73,640
890		Owens & Minor, Inc	37,763
10,210	*	Patterson Cos, Inc	346,630
9,564		Reliance Steel & Aluminum Co	518,369
153	*	Tech Data Corp	5,771
2,050	*	Tyler Technologies, Inc	26,424
8,812		W.W. Grainger, Inc	771,226
1,743	*	WESCO International, Inc	69,092
		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,016,989

WHOLESALE TRADE-NONDURABLE GOODS - 0.47%
681		Airgas, Inc	35,487
6,350	*	Akorn, Inc	46,609
3,061	*	Allscripts Healthcare Solutions, Inc	59,445
1,522		Dean Foods Co	39,359
8,320	*	Endo Pharmaceuticals Holdings, Inc	221,894
2,117	*	Henry Schein, Inc	129,984
6,731		Idearc, Inc	118,196

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
300		Men's Wearhouse, Inc	$8,094
1,817		Nash Finch Co	64,104
2,716		Spartan Stores, Inc	62,060
56,556		Sysco Corp	1,765,113
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,550,345

		TOTAL COMMON STOCKS	542,969,782
		(Cost $492,605,758)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.74%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.74%
$ 4,050,000		Federal Home Loan Bank (FHLB) 0.000%, 01/02/08	4,050,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	4,050,000

		TOTAL SHORT-TERM INVESTMENTS	4,050,000
		(Cost $4,049,634)

		TOTAL PORTFOLIO - 99.81%	547,019,782
		(Cost $496,655,392)

		OTHER ASSETS & LIABILITIES, NET - 0.19%	1,036,999

		NET ASSETS - 100.00%	$548,056,781

	*	Non-income producing

		At December 31, 2007, the unrealized appreciation on investments was $50,364,390 consisting of
		gross unrealized appreciation of $89,173,047 and gross unrealized depreciation of $38,808,657.

TIAA-CREF INSTITUTIONAL MUTUALS FUNDS - Real Estate Securities Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.05%

HOLDING AND OTHER INVESTMENT OFFICES - 91.33%
204,700	e	Acadia Realty Trust	$5,242,367
40,000	e	Alexandria Real Estate Equities, Inc	4,066,800
213,000		AMB Property Corp	12,260,280
98,100		American Campus Communities, Inc	2,633,985
120,500	e	Associated Estates Realty Corp	1,137,520
257,900		AvalonBay Communities, Inc	24,278,706
47,000		Boardwalk Real Estate Investment Trust	2,121,536
349,600		Boston Properties, Inc	32,096,776
117,700	e	Camden Property Trust	5,667,255
206,900	e	Corporate Office Properties Trust	6,517,350
140,000		DCT Industrial Trust, Inc	1,303,400
67,000	e	DiamondRock Hospitality Co	1,003,660
61,100	e	Digital Realty Trust, Inc	2,344,407
141,000		Douglas Emmett, Inc	3,188,010
186,807		EastGroup Properties, Inc	7,817,873
64,000	e	Entertainment Properties Trust	3,008,000
29,000		Equity Lifestyle Properties, Inc	1,324,430
414,300		Equity Residential	15,109,521
127,600		Essex Property Trust, Inc	12,439,724
279,000		Federal Realty Investment Trust	22,919,850
178,200		General Growth Properties, Inc	7,338,276
87,000		Gramercy Capital Corp	2,114,970
140,000	g,m,v*	GSC Capital Corp	271,600
524,000		HCP, Inc	18,224,720
831,588		Host Marriott Corp	14,170,260
289,000		iShares Dow Jones US Real Estate Index Fund	18,987,300
45,000	e	Kilroy Realty Corp	2,473,200
167,300		Kimco Realty Corp	6,089,720
53,000		LaSalle Hotel Properties	1,690,700
247,300	e	Macerich Co	17,573,138
58,000		Maguire Properties, Inc	1,709,260
740,822	e	Mission West Properties, Inc	7,045,217
170,000		Nationwide Health Properties, Inc	5,332,900
211,200	g,m,v*	People's Choice Financial Corp	(0)
254,600		Post Properties, Inc	8,941,552
507,000		Prologis	32,133,660
251,400		Public Storage, Inc	18,455,274
313,800		Regency Centers Corp	20,236,962
98,000		RioCan Real Estate Investment Trust	2,166,635
540,900	e	Simon Property Group, Inc	46,982,574
190,000	e	SL Green Realty Corp	17,757,400
280,500		Strategic Hotels & Resorts, Inc	4,692,765
133,000		Sun Communities, Inc	2,802,310
361,300		Taubman Centers, Inc	17,772,347
152,000		UDR, Inc	3,017,200

TIAA-CREF INSTITUTIONAL MUTUALS FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
403,000		Ventas, Inc	$18,235,750
300,400		Vornado Realty Trust	26,420,180
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	489,117,320

HOTELS AND OTHER LODGING PLACES - 2.87%
55,900		Accor S.A.	4,470,555
77,000		Marriott International, Inc (Class A)	2,631,860
187,900	e	Starwood Hotels & Resorts Worldwide, Inc	8,273,237
		TOTAL HOTELS AND OTHER LODGING PLACES	15,375,652

JUSTICE, PUBLIC ORDER AND SAFETY - 1.43%
260,000	e*	Corrections Corp of America	7,672,600
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	7,672,600

REAL ESTATE - 4.42%
2,000,000		Allgreen Properties Ltd	2,070,235
310,000	g,m,v	Asset Capital Corp, Inc	1,584,100
56,000		British Land Co plc	1,053,426
76,800	*	Brookfield Properties Corp	1,478,400
350,000		City Developments Ltd	3,452,708
2,090,000		Greentown China Holdings Ltd	3,264,704
103,000		Hammerson plc	2,101,576
31,728,000		Lai Fung Holdings Ltd	1,607,274
8,900,000		Shanghai Real Estate Ltd	2,259,984
357,000		Thomas Properties Group, Inc	3,848,460
1,600,000	*	Zhong An Real Estate Ltd	939,801
		TOTAL REAL ESTATE	23,660,668

		TOTAL COMMON STOCKS	535,826,240
		(Cost $593,077,043)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.89%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.89%
$ 4,770,000		Federal Home Loan Bank (FHLB) 0.000%, 01/02/08	4,770,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	4,770,000

		TOTAL SHORT-TERM INVESTMENTS	4,770,000
		(Cost $4,769,569)

		TOTAL PORTFOLIO - 100.94%	540,596,240
		(Cost $597,846,612)

		OTHER ASSETS & LIABILITIES, NET - (0.94)%	(5,056,716)

		NET ASSETS - 100.00%	$535,539,524

	*	Non-income producing
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transaction exempt from registration to qualified institutional buyers.
		At December 31, 2007, the value of these securities amounted to $1,855,700 or 0.35% of net assets.

TIAA-CREF INSTITUTIONAL MUTUALS FUNDS - Real Estate Securities Fund

m	Indicates a security has been deemed illiquid
v	Security valued at fair value.

At December 31, 2007, the unrealized depreciation on investments was $57,250,372, consisting of gross unrealized appreciation of $13,644,107 and gross unrealized depreciation of $70,894,479.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Managed Allocation Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MANAGED ALLOCATION FUND II
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

SHARES		COMPANY	VALUE

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 100.00%
23,228,497	q	TIAA-CREF Institutional Bond Plus Fund II	$233,678,688
9,123	q	TIAA-CREF Institutional High-Yield Fund II	88,493
5,876,888	q	TIAA-CREF Institutional International Equity Fund	77,751,234
13,599,148	q	TIAA-CREF Institutional Large-Cap Growth Fund	158,566,067
9,598,183	q	TIAA-CREF Institutional Large-Cap Value Fund	142,629,009
6,610	q	TIAA-CREF Institutional Short-Term Bond Fund II	66,573
1,930,794	q	TIAA-CREF Institutional Small-Cap Equity Fund	26,142,959
		TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	638,923,023
		(Cost $606,999,752)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.03%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.03%
$ 180,000		Federal Home Loan Bank (FHLB) 0.000%, 01/02/08	180,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	180,000
		TOTAL SHORT-TERM INVESTMENTS	180,000
		(Cost $179,984)

		TOTAL PORTFOLIO - 100.03%	639,103,023
		(Cost $607,179,736)

		OTHER ASSETS & LIABILITIES, NET - (0.03)%	(197,014)

		NET ASSETS - 100.00%	$638,906,009

	q	Affiliated fund.

		At December 31, 2007, the unrealized appreciation on investments was $31,923,287 consisting of
		gross unrealized appreciation of $35,595,233 and gross unrealized depreciation of $3,671,946.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 79.85%

CORPORATE BONDS - 19.02%

AMUSEMENT AND RECREATION SERVICES - 0.16%
$ 1,480,000		Walt Disney Co	5.700%	07/15/11	A2	$1,542,705
1,250,000		Walt Disney Co	4.700	12/01/12	A2	1,249,959
		TOTAL AMUSEMENT AND RECREATION SERVICES				2,792,664

APPAREL AND ACCESSORY STORES - 0.06%
1,000,000		Kohl's Corp	6.250	12/15/17	Baa1	1,004,741
		TOTAL APPAREL AND ACCESSORY STORES				1,004,741

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
1,000,000		Home Depot, Inc	5.400	03/01/16	Baa1	947,449
1,350,000		Lowe's Cos, Inc	8.250	06/01/10	A1	1,474,941
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				2,422,390

BUSINESS SERVICES - 0.12%
670,000		Daimler Finance North America LLC	5.875	03/15/11	A3	679,848
1,350,000		Daimler Finance North America LLC	5.750	09/08/11	A3	1,370,048
		TOTAL BUSINESS SERVICES				2,049,896

CHEMICALS AND ALLIED PRODUCTS - 0.46%
370,000		Abbott Laboratories	5.600	05/15/11	A1	383,188
2,250,000	g	Amgen, Inc	5.850	06/01/17	A2	2,283,998
600,000		Clorox Co	5.950	10/15/17	Baa1	597,730
740,000		Ecolab, Inc	6.875	02/01/11	A2	793,270
1,105,000		EI Du Pont de Nemours & Co	4.125	03/06/13	A2	1,067,794
1,300,000		Johnson & Johnson	5.950	08/15/37	Aaa	1,402,965
250,000		Lubrizol Corp	4.625	10/01/09	Baa3	251,064
1,200,000		Praxair, Inc	5.250	11/15/14	A2	1,209,283
		TOTAL CHEMICALS AND ALLIED PRODUCTS				7,989,292

COMMUNICATIONS - 2.10%
650,000		America Movil SAB de C.V.	6.125	11/15/37	A3	618,972
16,000		AT&T Corp	6.000	03/15/09	WR	16,226
2,500,000		AT&T, Inc	5.100	09/15/14	A2	2,474,138
940,000		AT&T, Inc	6.150	09/15/34	A2	938,426
1,350,000		AT&T, Inc	6.500	09/01/37	A2	1,411,665
1,650,000		AT&T, Inc	6.300	01/15/38	A2	1,676,388
180,000		BellSouth Corp	6.875	10/15/31	A2	191,907
1,000,000		Comcast Corp	6.300	11/15/17	Baa2	1,037,527
4,000,000		Comcast Corp	5.875	02/15/18	Baa2	3,987,948
1,180,000		Comcast Corp	5.650	06/15/35	Baa2	1,080,105
270,000		Comcast Corp	6.500	11/15/35	Baa2	275,519
900,000		Comcast Corp	6.950	08/15/37	Baa2	971,345

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 950,000		Deutsche Telekom International Finance BV	8.250%	06/15/30	A3	$1,185,364
1,330,000		France Telecom S.A.	7.750	03/01/11	A3	1,429,517
1,330,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A3	1,440,345
370,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	479,514
750,000	e	Rogers Wireless, Inc	7.500	03/15/15	Baa3	820,189
2,530,000		Sprint Capital Corp	8.375	03/15/12	Baa3	2,740,051
1,000,000		Sprint Capital Corp	8.750	03/15/32	Baa3	1,127,198
1,400,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	1,454,589
1,700,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	1,703,417
2,300,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	2,305,676
670,000		Verizon New England, Inc	4.750	10/01/13	Baa1	644,407
1,120,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	1,153,374
500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	482,957
1,790,000		Viacom, Inc	5.750	04/30/11	Baa3	1,812,515
750,000		Viacom, Inc	6.125	10/05/17	Baa3	749,968
670,000		Viacom, Inc	6.875	04/30/36	Baa3	671,826
1,750,000		Vodafone Group plc	6.150	02/27/37	Baa1	1,728,335
		TOTAL COMMUNICATIONS				36,609,408

DEPOSITORY INSTITUTIONS - 4.98%
4,000,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	4,218,680
6,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	6,406,626
1,000,000		Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	972,500
500,000		Bank of America Corp	6.250	04/15/12	Aa1	525,038
2,000,000		Bank of America Corp	4.875	09/15/12	Aa1	2,004,906
875,000		Bank of America Corp	5.750	12/01/17	Aa1	877,007
1,400,000		Bank of America NA	5.300	03/15/17	Aa1	1,361,326
1,350,000		Bank of America NA	6.000	10/15/36	Aa1	1,291,174
1,350,000		Bank One Corp	2.625	06/30/08	Aa2	1,334,367
2,225,000		Bank One Corp	5.250	01/30/13	Aa3	2,218,461
700,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	658,540
500,000		Capital One Bank	5.125	02/15/14	A2	465,655
750,000		Citigroup, Inc	5.100	09/29/11	Aa3	754,176
1,100,000		Citigroup, Inc	5.250	02/27/12	Aa3	1,108,487
2,570,000		Citigroup, Inc	5.125	05/05/14	Aa3	2,507,775
1,820,000		Citigroup, Inc	5.875	05/29/37	Aa3	1,698,539
750,000	g,i	Credit Agricole S.A.	6.637	12/30/49	Aa3	695,813
15,700,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	15,518,241
1,650,000		Deutsche Bank AG.	5.375	10/12/12	Aa1	1,690,686
410,000		FIA Card Services NA	5.375	01/15/08	Aaa	410,067
650,000		FIA Card Services NA	4.625	08/03/09	Aaa	649,803
270,000		Golden West Financial Corp	4.750	10/01/12	Aa3	266,590
270,000		Greenpoint Financial Corp	3.200	06/06/08	A3	266,108
2,600,000		HSBC Holdings plc	6.500	09/15/37	Aa3	2,519,995
1,050,000	i	Huntington Capital III	6.650	05/15/37	Baa1	896,860
670,000	i	ING Groep NV	5.775	12/30/49	A1	619,412
370,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	397,973
250,000		JPMorgan Chase & Co	4.500	01/15/12	Aa2	246,017
1,690,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	1,683,319
500,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	461,825
370,000		Mellon Funding Corp	6.400	05/14/11	Aa3	391,090
370,000		National Westminster Bank plc	7.375	10/01/09	Aa1	392,542
4,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	4,154,576

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 670,000		Popular North America, Inc	3.875%	10/01/08	A3	$663,584
840,000		Popular North America, Inc	5.650	04/15/09	A3	848,223
330,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	295,360
810,000		Regions Financial Corp	6.375	05/15/12	A2	830,942
2,000,000	g	Royal Bank of Scotland Group plc	6.990	12/30/49	Aa3	1,993,984
500,000	g,i	Societe Generale	5.922	12/30/49	A1	462,676
1,010,000		Union Bank of California NA	5.950	05/11/16	A1	969,507
940,000		US Bank NA	5.700	12/15/08	Aa2	951,756
500,000	g	VTB Capital S.A.	6.609	10/31/12	A2	490,750
1,010,000		Wachovia Bank NA	4.800	11/01/14	Aa2	960,093
1,900,000		Wachovia Bank NA	4.875	02/01/15	Aa2	1,808,720
2,000,000		Wachovia Bank NA	5.850	02/01/37	Aa2	1,802,268
1,250,000		Wachovia Bank NA	6.600	01/15/38	Aa2	1,256,275
1,350,000		Wachovia Corp	5.300	10/15/11	Aa3	1,353,001
1,040,000		Wachovia Corp	4.875	02/15/14	A1	998,669
1,350,000		Washington Mutual, Inc	5.500	08/24/11	Baa2	1,204,154
2,530,000		Wells Fargo & Co	5.300	08/26/11	Aa1	2,581,506
1,150,000		Wells Fargo & Co	5.625	12/11/17	Aa1	1,150,703
2,190,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	2,316,915
4,550,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	4,345,778
		TOTAL DEPOSITORY INSTITUTIONS				86,949,038

EATING AND DRINKING PLACES - 0.05%
850,000		McDonald's Corp	6.300	10/15/37	A3	881,481
		TOTAL EATING AND DRINKING PLACES				881,481

ELECTRIC, GAS, AND SANITARY SERVICES - 1.41%
1,325,000	g	American Water Capital Corp	6.085	10/15/17	Baa2	1,320,539
770,000		Atmos Energy Corp	4.000	10/15/09	Baa3	758,724
330,000	e	Carolina Power & Light Co	5.700	04/01/35	A2	318,390
270,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	296,456
1,000,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	959,664
1,000,000		Centerpoint Energy, Inc	5.950	02/01/17	Ba1	990,703
1,000,000		Commonwealth Edison Co	3.700	02/01/08	Baa2	998,731
939,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	976,047
330,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	317,234
500,000		Consumers Energy Co	4.400	08/15/09	Baa1	495,647
1,915,000		FirstEnergy Corp	6.450	11/15/11	Baa3	1,977,460
1,010,000		Florida Power & Light Co	4.850	02/01/13	Aa3	1,012,033
670,000		Florida Power Corp	4.500	06/01/10	A2	674,413
750,000		Midamerican Energy Holdings Co	6.125	04/01/36	Baa1	748,214
270,000		National Fuel Gas Co	5.250	03/01/13	Baa1	267,779
560,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	570,417
2,020,000		Nisource Finance Corp	5.400	07/15/14	Baa3	1,978,548
1,050,000		Northern States Power Co	6.250	06/01/36	A2	1,091,091
330,000		Ohio Power Co	5.300	11/01/10	A3	337,102
220,000		Oncor Electric Delivery Co	7.250	01/15/33	Ba1	234,248
670,000		ONEOK Partners LP	5.900	04/01/12	Baa2	688,893
2,020,000		Pacific Gas & Electric Co	4.200	03/01/11	A3	1,987,720
675,000		Public Service Co of Colorado	4.875	03/01/13	A3	662,629
270,000		Public Service Co of Colorado	5.500	04/01/14	A3	272,329
330,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	323,983
250,000		Southern California Edison Co	6.000	01/15/34	A2	252,898

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 770,000		Southern California Edison Co	5.350%	07/15/35	A2	$711,505
1,000,000		Southern California Edison Co	5.550	01/15/37	A2	943,427
1,100,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	1,179,160
1,280,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	1,243,782
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				24,589,766

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.15%
840,000		Cisco Systems, Inc	5.500	02/22/16	A1	854,255
1,750,000		General Electric Co	5.250	12/06/17	Aaa	1,746,266
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				2,600,521

FOOD AND KINDRED PRODUCTS - 0.46%
600,000		Anheuser-Busch Co, Inc	5.500	01/15/18	A2	612,527
1,101,000		Archer-Daniels-Midland Co	7.125	03/01/13	A2	1,218,413
1,470,000		Bottling Group LLC	4.625	11/15/12	Aa2	1,474,686
600,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	568,279
900,000		Coca-Cola Co	5.350	11/15/17	Aa3	922,088
670,000		Companhia Brasileira de Bebidas	8.750	09/15/13	Baa1	762,125
937,000		Diageo Capital plc	5.125	01/30/12	A3	938,015
650,000		Diageo Finance BV	3.875	04/01/11	A3	629,366
330,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	323,697
670,000		WM Wrigley Jr Co	4.650	07/15/15	A1	644,982
		TOTAL FOOD AND KINDRED PRODUCTS				8,094,178

FOOD STORES - 0.16%
740,000		Kroger Co	6.800	04/01/11	Baa2	778,769
1,000,000		Kroger Co	6.400	08/15/17	Baa2	1,045,913
670,000		Safeway, Inc	4.125	11/01/08	Baa2	662,795
370,000		Safeway, Inc	7.250	02/01/31	Baa2	401,042
		TOTAL FOOD STORES				2,888,519

GENERAL MERCHANDISE STORES - 0.13%
500,000		Target Corp	5.375	05/01/17	A2	488,681
930,000		Wal-Mart Stores, Inc	6.875	08/10/09	Aa2	971,959
770,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	764,734
		TOTAL GENERAL MERCHANDISE STORES				2,225,374
HEALTH SERVICES - 0.07%
1,150,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	1,188,796
		TOTAL HEALTH SERVICES				1,188,796

HOLDING AND OTHER INVESTMENT OFFICES - 0.29%
1,100,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	1,057,967
500,000		Colonial Realty LP	6.250	06/15/14	Baa3	491,016
1,350,000		iStar Financial, Inc	5.150	03/01/12	Baa2	1,166,693
500,000		iStar Financial, Inc	5.700	03/01/14	Baa2	418,653
1,500,000	e	iStar Financial, Inc	5.850	03/15/17	Baa2	1,232,919
670,000		Simon Property Group LP	5.600	09/01/11	A3	672,188
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				5,039,436

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.53%
1,500,000	g	Atlas Copco AB	5.600	05/22/17	A3	1,500,548
870,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	859,833
1,690,000		Caterpillar, Inc	6.050	08/15/36	A2	1,734,170

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 935,000		Dover Corp	6.500%	02/15/11	A2	$983,631
2,000,000		Hewlett-Packard Co	5.250	03/01/12	A2	2,048,566
1,000,000		Hewlett-Packard Co	5.400	03/01/17	A2	997,779
1,010,000		John Deere Capital Corp	7.000	03/15/12	A2	1,099,774
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				9,224,301

INSTRUMENTS AND RELATED PRODUCTS - 0.11%
270,000		Johnson & Johnson	3.800	05/15/13	Aaa	263,745
600,000		Medtronic, Inc	4.750	09/15/15	A1	578,981
500,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	464,500
650,000		Xerox Corp	7.625	06/15/13	Baa2	678,301
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,985,527

INSURANCE CARRIERS - 0.80%
1,140,000		Aetna, Inc	6.625	06/15/36	A3	1,128,607
245,000		Aetna, Inc	6.750	12/15/37	A3	244,387
330,000		Allstate Corp	5.000	08/15/14	A1	322,642
1,350,000		American International Group, Inc	5.050	10/01/15	Aa2	1,303,727
2,200,000	i	Chubb Corp	6.375	03/29/37	A3	2,145,906
750,000		Chubb Corp	6.000	05/11/37	A2	708,539
670,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa2	611,324
500,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	507,153
770,000		Metlife, Inc	5.000	06/15/15	A2	745,165
500,000		Metlife, Inc	5.700	06/15/35	A2	456,576
1,010,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	999,134
1,700,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	1,721,745
1,600,000	g	Prudential Funding LLC	6.750	09/15/23	A1	1,682,952
750,000		WellPoint, Inc	5.875	06/15/17	Baa1	755,102
655,000		WellPoint, Inc	5.850	01/15/36	Baa1	603,541
		TOTAL INSURANCE CARRIERS				13,936,500

METAL MINING - 0.07%
180,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	171,834
670,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	644,978
500,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	500,802
		TOTAL METAL MINING				1,317,614

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.08%
770,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	761,338
560,000		Harsco Corp	5.125	09/15/13	A3	576,789
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				1,338,127

MISCELLANEOUS RETAIL - 0.12%
2,150,000		CVS Caremark Corp	5.750	06/01/17	Baa2	2,163,837
		TOTAL MISCELLANEOUS RETAIL				2,163,837

MOTION PICTURES - 0.32%
1,310,000		Historic TW, Inc	6.625	05/15/29	Baa2	1,289,726
330,000		News America, Inc	7.625	11/30/28	Baa2	365,690
2,500,000		News America, Inc	6.150	03/01/37	Baa2	2,414,973
910,000		Time Warner, Inc	6.875	05/01/12	Baa2	958,238
500,000		Time Warner, Inc	6.500	11/15/36	Baa2	486,504
		TOTAL MOTION PICTURES				5,515,131

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
NONDEPOSITORY INSTITUTIONS - 2.15%
$ 900,000		American Express Centurion Bank	6.000%	09/13/17	Aa3	$905,016
2,500,000		American General Finance Corp	6.900	12/15/17	A1	2,502,500
1,350,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	1,387,456
1,900,000		Boeing Capital Corp Ltd	6.100	03/01/11	A3	1,991,512
1,480,000		Capital One Financial Corp	5.700	09/15/11	A3	1,429,770
1,010,000		Capital One Financial Corp	5.500	06/01/15	A3	931,594
900,000		CIT Group Funding Co of Canada	5.200	06/01/15	A2	770,541
1,800,000		CIT Group, Inc	5.850	09/15/16	A2	1,589,186
400,000		Countrywide Home Loans, Inc	3.250	05/21/08	Baa3	361,467
8,000,000		General Electric Capital Corp	5.500	06/04/14	Aaa	8,254,464
330,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	303,765
1,520,000		HSBC Finance Corp	5.250	01/14/11	Aa3	1,519,486
750,000		HSBC Finance Corp	5.900	06/19/12	Aa3	761,885
7,250,000		HSBC Finance Corp	4.750	07/15/13	Aa3	6,988,152
1,520,000		International Lease Finance Corp	5.450	03/24/11	A1	1,531,774
1,750,000		International Lease Finance Corp	5.750	06/15/11	A1	1,771,949
900,000		International Lease Finance Corp	5.650	06/01/14	A1	914,583
300,000	g	Lukoil International Finance BV	6.356	06/07/17	Baa2	284,010
1,077,000		MBNA Corp	6.125	03/01/13	Aa1	1,122,222
430,000		Residential Capital LLC	7.625	11/21/08	Ba3	341,850
1,000,000		Residential Capital LLC	8.000	06/01/12	Ba3	615,000
1,420,000		Residential Capital LLC	8.000	04/17/13	Ba3	873,300
460,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	453,935
		TOTAL NONDEPOSITORY INSTITUTIONS				37,605,417

OIL AND GAS EXTRACTION - 0.57%
1,110,000		Baker Hughes, Inc	6.875	01/15/29	A2	1,202,838
600,000		BJ Services Co	5.750	06/01/11	Baa1	615,169
500,000	g	Empresa Nacional del Petroleo	6.750	11/15/12	A2	533,132
1,100,000		EnCana Corp	6.500	02/01/38	Baa2	1,136,713
270,000		Equitable Resources, Inc	5.150	11/15/12	Baa1	274,637
500,000		Husky Energy, Inc	6.250	06/15/12	Baa2	525,666
330,000		Nexen, Inc	5.050	11/20/13	Baa2	320,448
1,500,000		Nexen, Inc	5.650	05/15/17	Baa2	1,480,182
770,000		Nexen, Inc	6.400	05/15/37	Baa2	768,708
330,000		PC Financial Partnership	5.000	11/15/14	Baa2	320,943
500,000	g	Weatherford International, Inc	5.950	06/15/12	Baa1	519,119
2,230,000		XTO Energy, Inc	6.250	04/15/13	Baa2	2,332,622
		TOTAL OIL AND GAS EXTRACTION				10,030,177

PAPER AND ALLIED PRODUCTS - 0.09%
670,000		Bemis Co, Inc	4.875	04/01/12	Baa1	678,268
750,000		Kimberly-Clark Corp	6.625	08/01/37	A2	830,123
		TOTAL PAPER AND ALLIED PRODUCTS				1,508,391

PETROLEUM AND COAL PRODUCTS - 0.11%
385,000		ConocoPhillips	4.750	10/15/12	A3	388,250
900,000	g	GS Caltex Corp	5.500	04/24/17	Baa1	843,528
700,000		Valero Energy Corp	6.625	06/15/37	Baa3	704,951
		TOTAL PETROLEUM AND COAL PRODUCTS				1,936,729

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
PIPELINES, EXCEPT NATURAL GAS - 0.41%
$ 670,000		Enbridge Energy Partners LP	4.000%	01/15/09	Baa2	$665,890
330,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	330,220
500,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	498,997
370,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	368,293
670,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	673,195
370,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	353,319
2,900,000		TransCanada Pipelines Ltd	7.690	06/30/16	A2	3,297,915
600,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	575,044
400,000		TransCanada Pipelines Ltd	6.200	10/15/37	A2	397,158
		TOTAL PIPELINES, EXCEPT NATURAL GAS				7,160,031

PRIMARY METAL INDUSTRIES - 0.03%
250,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	254,335
350,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	348,118
		TOTAL PRIMARY METAL INDUSTRIES				602,453

PRINTING AND PUBLISHING - 0.20%
3,500,000		Thomson Corp	5.700	10/01/14	Baa1	3,514,410
		TOTAL PRINTING AND PUBLISHING				3,514,410

RAILROAD TRANSPORTATION - 0.26%
670,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	707,740
750,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	729,103
370,000		Canadian National Railway Co	4.400	03/15/13	A3	362,924
500,000		CSX Corp	6.150	05/01/37	Baa3	467,261
1,263,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,170,276
330,000		Union Pacific Corp	6.500	04/15/12	Baa2	348,815
750,000		Union Pacific Corp	5.750	11/15/17	Baa2	747,152
		TOTAL RAILROAD TRANSPORTATION				4,533,271

REAL ESTATE - 0.04%
750,000	g,i	USB Realty Corp	6.091	12/30/49	A1	666,328
		TOTAL REAL ESTATE				666,328

SECURITY AND COMMODITY BROKERS - 1.61%
1,500,000		Bear Stearns Cos, Inc	5.700	11/15/14	A2	1,422,447
1,000,000		Bear Stearns Cos, Inc	6.400	10/02/17	A2	966,160
930,000		Burlington Resources Finance Co	6.400	08/15/11	A2	982,132
1,110,000		Burlington Resources Finance Co	7.200	08/15/31	A2	1,286,248
1,450,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa1	1,489,910
1,000,000		Eaton Vance Corp	6.500	10/02/17	A3	1,049,130
1,000,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	890,325
430,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	433,415
1,500,000		Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	1,517,084
670,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	656,260
530,000		Goldman Sachs Group, Inc	5.150	01/15/14	Aa3	524,627
800,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	781,261
500,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	489,889
750,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	668,438
1,700,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	1,682,130
550,000	i	Lehman Brothers Holdings, Inc	6.000	05/03/32	A2	488,849
670,000		Merrill Lynch & Co, Inc	5.000	02/03/14	A1	639,130

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 750,000		Merrill Lynch & Co, Inc	5.700%	05/02/17	A2	$714,821
2,360,000		Morgan Stanley	3.625	04/01/08	Aa3	2,350,010
1,190,000		Morgan Stanley	5.750	10/18/16	Aa3	1,174,253
1,250,000		Morgan Stanley	5.550	04/27/17	Aa3	1,218,960
1,250,000		Morgan Stanley	6.250	08/28/17	Aa3	1,270,754
840,000		Morgan Stanley	6.250	08/09/26	Aa3	819,963
4,280,570	g	Morgan Stanley Tracers	6.789	06/15/12	Baa2	4,640,353
		TOTAL SECURITY AND COMMODITY BROKERS				28,156,549

TRANSPORTATION BY AIR - 0.06%
1,050,000		FedEx Corp	3.500	04/01/09	Baa2	1,033,034
		TOTAL TRANSPORTATION BY AIR				1,033,034

TRANSPORTATION EQUIPMENT - 0.40%
2,020,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	2,129,169
330,000		General Dynamics Corp	3.000	05/15/08	A2	328,087
1,600,000		Honeywell International, Inc	5.700	03/15/37	A2	1,579,672
775,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	801,559
270,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	330,981
740,000		United Technologies Corp	6.350	03/01/11	A2	787,943
875,000		United Technologies Corp	5.375	12/15/17	A2	882,635
235,000		United Technologies Corp	6.050	06/01/36	A2	241,788
		TOTAL TRANSPORTATION EQUIPMENT				7,081,834

WHOLESALE TRADE-DURABLE GOODS - 0.06%
1,000,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	1,003,105
		TOTAL WHOLESALE TRADE-DURABLE GOODS				1,003,105

WHOLESALE TRADE-NONDURABLE GOODS - 0.26%
180,000		Colgate-Palmolive Co	6.450	06/16/28	Aa3	196,064
1,960,000		Procter & Gamble Co	4.950	08/15/14	Aa3	1,986,172
2,300,000		Procter & Gamble Co	5.550	03/05/37	Aa3	2,313,082
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				4,495,318

		TOTAL CORPORATE BONDS				332,133,584
		(Cost $331,705,250)

GOVERNMENT BONDS - 60.83%

AGENCY SECURITIES - 10.27%
1,605,956		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,641,465
1,690,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	1,680,974
1,690,000		FFCB	4.125	04/15/09	Aaa	1,696,907
10,000,000		Federal Home Loan Bank (FHLB)	5.000	10/16/09	Aaa	10,060,850
10,000,000		FHLB	4.625	10/10/12	Aaa	10,292,310
2,000,000		FHLB	5.000	11/17/17	Aaa	2,073,674
1,010,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	02/27/09	Aaa	1,008,367
3,500,000		FHLMC	4.875	02/09/10	Aaa	3,591,539
13,688,000		FHLMC	5.875	03/21/11	Aa2	14,604,001
7,500,000		FHLMC	5.500	08/20/12	Aaa	7,994,723
3,000,000		FHLMC	4.125	12/21/12	Aaa	3,021,135
7,670,000		FHLMC	5.125	10/18/16	Aaa	8,032,707
129,830		FHLMC	8.375	12/30/49	Aa3	3,395,055

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 3,380,000		Federal National Mortgage Association (FNMA)	5.250%	06/15/08	Aaa	$3,391,127
10,600,000		FNMA	5.250	01/29/09	Aaa	10,608,745
6,760,000		FNMA	3.660	02/25/09	Aaa	6,742,045
32,260,000		FNMA	5.100	09/10/09	Aaa	32,459,464
4,200,000		FNMA	7.125	06/15/10	Aaa	4,543,917
4,000,000		FNMA	5.000	10/15/11	Aaa	4,170,060
5,000,000		FNMA	5.375	06/12/17	Aaa	5,311,370
5,000,000		FNMA	5.625	07/15/37	Aaa	5,541,350
493,758		FNMA	8.250	12/30/49	Aa3	12,714,269
1,651,166		Overseas Private Investment Corp	3.420	01/15/15	NR	1,641,887
670,000		Private Export Funding Corp	5.870	07/31/08	Aaa	675,798
5,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	5,191,615
300,000		Private Export Funding Corp	4.950	11/15/15	Aaa	313,807
2,000,000		Private Export Funding Corp	5.000	12/15/16	Aaa	2,077,088
13,000,000		Private Export Funding Corp	5.450	09/15/17	Aaa	13,827,348
1,012,499		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	1,023,758
		TOTAL AGENCY SECURITIES				179,327,355

FOREIGN GOVERNMENT BONDS - 2.06%
330,000		African Development Bank	3.250	08/01/08	Aaa	327,833
1,010,000		Asian Development Bank/Pasig	4.125	09/15/10	Aaa	1,028,470
1,690,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	1,731,390
270,000		Chile Government International Bond	5.500	01/15/13	A2	281,642
1,110,000		China Development Bank	5.000	10/15/15	A1	1,094,877
600,000		Development Bank of Japan	4.250	06/09/15	Aaa	585,638
840,000		Eksportfinans A/S	5.000	02/14/12	Aaa	867,048
600,000		European Investment Bank	4.875	02/15/36	Aaa	590,312
1,690,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	1,695,974
2,020,000		International Finance Corp	5.125	05/02/11	Aaa	2,118,487
1,620,000		Israel Government International Bond	5.500	11/09/16	A2	1,650,085
1,275,000		Italy Government International Bond	5.375	06/12/17	NR	1,351,534
270,000		Korea Development Bank	5.750	09/10/13	Aa3	273,639
670,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	684,039
775,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	817,783
3,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	3,141,975
242,000		Mexico Government International Bond	6.375	01/16/13	Baa1	257,367
646,000		Mexico Government International Bond	5.875	01/15/14	Baa1	671,840
1,650,000		Mexico Government International Bond	6.750	09/27/34	Baa1	1,822,425
1,150,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	1,190,251
3,380,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	3,418,478
1,500,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	1,556,373
370,000		Province of Ontario	5.500	10/01/08	Aa1	372,868
1,010,000		Province of Ontario	4.750	01/19/16	Aa1	1,023,186
2,600,000		Province of Quebec Canada	5.125	11/14/16	Aa2	2,687,942
930,000		Province of Quebec Canada	7.500	09/15/29	Aa2	1,216,094
1,350,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	1,555,975
1,845,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	1,902,140
		TOTAL FOREIGN GOVERNMENT BONDS				35,915,665

MORTGAGE BACKED SECURITIES - 30.40%
1,324,015		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		1,360,621
2,020,000		FHLMC	5.000	06/15/29		2,030,003
697,191		FHLMC	6.000	12/15/30		705,339

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 4,050,000		FHLMC	5.000%	06/15/31	$4,041,740
1,010,000		FHLMC	5.500	05/15/33	1,008,732
1,723,975		FHLMC	4.500	09/15/35	1,689,627
2,071,652	i	FHLMC	5.089	02/01/36	2,076,054
753,878	i	FHLMC	5.793	07/01/36	763,468
2,401,171	i	FHLMC	5.020	09/01/36	2,411,674
1,811,722	i	FHLMC	5.895	09/01/36	1,839,137
3,791,932	i	FHLMC	6.125	09/01/36	3,846,301
5,953,799	i	FHLMC	5.672	03/01/37	6,078,241
7,735,960	i	FHLMC	5.792	03/01/37	7,870,077
5,695,791	i	FHLMC	5.880	04/01/37	5,767,062
1,690,777	i	FHLMC	5.735	06/01/37	1,716,939
3,757,917	i	FHLMC	5.910	08/01/37	3,821,713
4,484,832	i	FHLMC	5.861	09/01/37	4,564,876
76,147		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	79,692
5,133		FGLMC	7.500	05/01/16	5,372
6,888		FGLMC	7.500	06/01/16	7,208
2,584,256		FGLMC	4.500	09/01/18	2,541,162
2,604,715		FGLMC	4.500	01/01/19	2,560,175
4,565,767		FGLMC	4.500	05/01/19	4,487,694
3,394,814		FGLMC	5.000	05/01/20	3,398,145
532,245		FGLMC	4.500	07/01/20	523,036
78,528		FGLMC	7.000	10/01/20	82,532
8,469,143		FGLMC	4.500	06/01/21	8,322,592
13,837,253		FGLMC	4.500	06/01/21	13,597,812
8,846		FGLMC	6.500	10/01/28	9,170
117,293		FGLMC	6.500	01/01/29	121,582
19,858		FGLMC	6.500	03/01/29	20,584
63,355		FGLMC	6.500	07/01/29	65,654
23,045		FGLMC	8.000	01/01/31	24,680
135,108		FGLMC	6.500	09/01/31	139,718
132,363		FGLMC	8.000	09/01/31	141,780
24,313		FGLMC	7.000	10/01/31	25,509
859,943		FGLMC	7.000	12/01/31	903,707
3,455,836		FGLMC	6.000	03/01/33	3,519,161
1,029,177		FGLMC	6.000	03/01/33	1,048,036
532,104		FGLMC	6.000	03/01/33	541,170
3,774,841		FGLMC	5.000	09/01/33	3,688,745
1,812,985		FGLMC	5.500	09/01/33	1,812,466
1,497,023		FGLMC	5.500	09/01/33	1,496,595
1,782,015		FGLMC	5.500	09/01/33	1,781,506
2,173,076		FGLMC	5.500	10/01/33	2,172,455
7,157,838		FGLMC	5.500	12/01/33	7,163,509
6,102,307		FGLMC	5.000	01/01/34	5,963,126
1,029,582		FGLMC	5.500	12/01/34	1,028,666
4,899,172		FGLMC	4.500	04/01/35	4,633,071
2,240,631		FGLMC	6.000	05/01/35	2,275,768
1,589,257		FGLMC	6.000	07/01/35	1,614,179
375,086		FGLMC	5.500	08/01/35	374,458
765,893		FGLMC	6.000	08/01/35	777,904
1,078,189		FGLMC	5.000	10/01/35	1,052,672
3,047,350		FGLMC	5.000	11/01/35	2,975,229
1,067,399		FGLMC	6.000	01/01/36	1,083,449

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$ 938,283	FGLMC	7.000%	01/01/36	$981,118
3,455,687	FGLMC	5.500	04/01/36	3,448,989
837,524	FGLMC	6.500	05/01/36	861,075
2,541,299	FGLMC	6.500	10/01/36	2,612,759
793,034	FGLMC	6.500	12/01/36	809,002
5,836,772	FGLMC	5.500	01/01/37	5,825,458
9,672,023	FGLMC	5.500	04/01/37	9,652,056
10,622,863	FGLMC	5.500	05/01/37	10,600,934
3,684,353	FGLMC	6.000	08/01/37	3,739,374
2,064,740	FGLMC	6.000	09/01/37	2,095,574
93,827	Federal National Mortgage Association (FNMA)	5.000	06/01/13	95,090
1,889,656	FNMA	4.440	07/01/13	1,872,867
44,911	FNMA	6.000	09/01/13	46,045
2,140,450	FNMA	4.739	10/01/13	2,148,338
35,483	FNMA	6.500	12/01/13	36,773
1,567,948	FNMA	4.719	02/01/14	1,572,944
31,671	FNMA	6.000	06/01/14	32,423
2,886	FNMA	6.500	07/01/14	2,993
4,521,148	FNMA	4.640	11/01/14	4,489,797
5,353,380	FNMA	4.869	03/01/16	5,394,098
80,712	FNMA	6.500	10/01/16	83,573
422,811	FNMA	6.500	11/01/16	437,801
314,515	FNMA	6.500	04/01/17	325,356
375,223	FNMA	5.500	04/01/18	380,887
159,115	FNMA	5.500	05/01/18	161,480
1,625,621	FNMA	4.500	10/01/18	1,599,487
3,598,281	FNMA	5.000	11/01/18	3,608,365
218,694	FNMA	6.000	01/01/19	224,166
402,684	FNMA	4.500	05/01/19	396,053
782,523	FNMA	5.000	11/01/23	772,299
663,734	FNMA	5.500	02/01/24	667,901
382,695	FNMA	5.500	07/01/24	384,797
4,969	FNMA	8.000	07/01/24	5,323
4,965,982	FNMA	5.000	03/01/25	4,897,033
11,082,987	FNMA	5.000	10/01/25	10,929,107
2,818	FNMA	7.500	01/01/29	3,016
12,035	FNMA	6.500	04/01/29	12,472
17,509	FNMA	7.500	07/01/29	18,718
3,730	FNMA	7.500	07/01/29	3,988
3,800	FNMA	7.500	02/01/31	4,057
19,797	FNMA	7.500	03/01/31	21,132
9,746	FNMA	7.500	05/01/31	10,403
21,235	FNMA	6.500	09/01/31	21,959
11,084	FNMA	6.500	10/01/31	11,462
118,919	FNMA	6.500	11/01/31	122,973
274,424	FNMA	6.000	01/01/32	279,910
454,342	FNMA	5.000	02/01/33	443,985
2,574,950	FNMA	5.000	02/01/33	2,518,843
2,395,484	FNMA	4.500	03/25/33	2,365,083
1,380,235	FNMA	4.500	08/01/33	1,307,796
1,047,478	FNMA	5.000	08/01/33	1,023,600
1,010,000	FNMA	5.500	08/25/33	1,021,045
820,027	FNMA	5.500	09/01/33	820,635

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 1,155,756		FNMA	5.500%	09/01/33	$1,156,614
2,347,199		FNMA	4.500	10/01/33	2,224,010
1,238,231		FNMA	5.000	10/01/33	1,210,005
1,178,859		FNMA	5.000	10/01/33	1,151,986
4,421,494		FNMA	5.500	10/01/33	4,424,773
2,798,562		FNMA	5.500	10/01/33	2,800,638
9,936,750		FNMA	5.000	11/01/33	9,710,233
3,243,541		FNMA	5.500	12/01/33	3,245,946
4,836,446		FNMA	6.000	02/01/34	4,921,038
448,626		FNMA	5.000	03/01/34	438,400
8,549,691		FNMA	5.000	03/01/34	8,354,793
397,853		FNMA	5.000	03/01/34	388,784
1,218,557		FNMA	5.000	03/01/34	1,190,779
607,534		FNMA	5.000	03/01/34	593,685
3,456,288		FNMA	5.000	04/01/34	3,376,156
10,866,618		FNMA	5.000	08/01/34	10,618,006
1,986,275		FNMA	5.500	09/01/34	1,986,385
7,645,072		FNMA	5.500	09/01/34	7,645,495
400,000		FNMA	5.500	10/25/34	398,004
1,147,258		FNMA	6.000	11/01/34	1,166,598
942,213		FNMA	5.500	01/01/35	942,266
44,186,350		FNMA	5.500	02/01/35	44,219,115
10,283,449		FNMA	5.000	02/25/35	10,334,274
6,955,696		FNMA	5.500	04/01/35	6,956,081
3,734,216		FNMA	5.500	04/01/35	3,731,939
935,502		FNMA	5.500	05/01/35	934,932
2,293,475		FNMA	6.000	05/01/35	2,330,298
135,386		FNMA	7.500	06/01/35	143,122
9,169,238		FNMA	5.500	09/01/35	9,176,037
2,787,036		FNMA	5.000	10/01/35	2,720,907
2,933,626		FNMA	5.500	10/01/35	2,931,837
953,958		FNMA	5.000	11/01/35	927,049
5,540,070		FNMA	5.500	11/01/35	5,536,691
525,929		FNMA	5.500	12/01/35	525,609
2,704,295		FNMA	6.000	12/01/35	2,747,714
543,390		FNMA	5.000	02/01/36	522,062
918,822		FNMA	5.000	02/01/36	882,757
4,722,082	i	FNMA	5.735	02/01/36	4,804,985
2,693,439		FNMA	6.500	02/01/36	2,772,001
5,917,772		FNMA	6.000	03/01/36	6,010,643
2,517,974		FNMA	5.500	04/01/36	2,516,439
586,519		FNMA	6.000	06/01/36	595,724
6,032,339		FNMA	6.000	06/01/36	6,130,094
3,444,732	i	FNMA	5.961	07/01/36	3,529,568
3,932,054	i	FNMA	5.993	07/01/36	4,039,989
4,380,193		FNMA	6.000	10/01/36	4,448,934
613,353	i	FNMA	5.776	12/01/36	623,092
2,892,056		FNMA	6.500	12/01/36	2,950,290
1,763,846	i	FNMA	6.027	02/01/37	1,791,763
739,867		FNMA	7.000	02/01/37	769,645
1,598,432		FNMA	6.500	03/01/37	1,643,085
3,119,347		FNMA	7.000	04/01/37	3,244,890
7,881,282		FNMA	6.000	06/01/37	8,003,905

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 5,867,796		FNMA	6.000%	08/01/37		$5,909,803
3,081,341		FNMA	6.000	08/01/37		3,129,283
4,833,455		FNMA	6.500	08/01/37		4,968,481
1,131,206		FNMA	6.000	09/01/37		1,148,807
1,791,507		FNMA	6.000	09/01/37		1,819,381
1,895,891		FNMA	6.000	09/01/37		1,925,389
1,418,432		FNMA	6.000	09/01/37		1,440,502
3,620,724		FNMA	6.500	09/01/37		3,721,872
7,928,513	i	FNMA	5.933	10/01/37		8,207,928
1,481,054		FNMA	6.000	10/01/37		1,504,098
7,440,375		FNMA	6.500	10/01/37		7,648,227
3,203,762		FNMA	7.000	11/01/37		3,332,701
6,000,000	v	FNMA	6.000	12/01/37		6,024,375
8,000,000		FNMA	6.000	01/25/38		8,122,496
9,000,000		FNMA	6.500	01/25/38		9,250,308
557		Government National Mortgage Association
		(GNMA)	7.000	01/15/28		591
2,139		GNMA	7.000	02/15/28		2,270
15,748		GNMA	6.500	05/15/28		16,345
2,168		GNMA	7.000	06/15/28		2,301
3,116		GNMA	7.000	06/15/28		3,307
75,237		GNMA	6.500	09/15/28		78,089
14,940		GNMA	6.500	09/15/28		15,507
41,109		GNMA	6.500	11/15/28		42,667
10,264		GNMA	7.500	11/15/28		10,958
22,438		GNMA	7.500	07/15/29		23,946
5,679		GNMA	8.500	07/15/30		6,172
2,468		GNMA	8.500	07/15/30		2,683
31,470		GNMA	8.500	10/15/30		34,203
39,436		GNMA	8.500	10/20/30		42,706
5,548		GNMA	8.500	12/15/30		6,031
9,105		GNMA	7.000	06/20/31		9,623
13,424		GNMA	6.500	07/15/31		13,918
35,869		GNMA	7.000	07/15/31		38,023
38,705		GNMA	7.000	07/15/31		41,030
54,982		GNMA	7.500	02/15/32		58,574
3,501		GNMA	6.500	03/15/33		3,629
2,391,486		GNMA	5.500	09/15/33		2,410,171
1,021,250		GNMA	5.500	02/20/35		1,023,603
7,318,704		GNMA	5.000	03/20/35		7,149,816
7,296,296		GNMA	5.500	05/20/35		7,313,108
3,049,905		GNMA	5.500	02/20/36		3,056,276
		TOTAL MORTGAGE BACKED SECURITIES				530,853,248

MUNICIPAL BONDS - 0.04%
670,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	Aaa	670,824
		TOTAL MUNICIPAL BONDS				670,824

U.S. TREASURY SECURITIES - 18.06%
36,536,000		United States Treasury Bond	8.000	11/15/21		50,002,950
20,650,000		United States Treasury Bond	5.250	02/15/29		22,716,611
194,000		United States Treasury Bond	5.375	02/15/31		218,568
101,000		United States Treasury Bond	4.500	02/15/36		101,513

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 3,130,000		United States Treasury Bond	4.750%	02/15/37		$3,275,739
5,095,639		United States Treasury Inflation Indexed Bonds	3.875	01/15/09		5,246,119
42,899,309		United States Treasury Inflation Indexed Bonds	0.875	04/15/10		42,755,210
5,410,000		United States Treasury Note	5.125	06/30/08		5,454,800
2,700,000		United States Treasury Note	3.125	09/15/08		2,695,569
13,180,000		United States Treasury Note	4.875	10/31/08		13,339,597
2,000,000		United States Treasury Note	4.000	08/31/09		2,029,376
6,535,000		United States Treasury Note	3.625	10/31/09		6,599,331
98,530,000		United States Treasury Note	4.250	09/30/12		101,986,235
6,949,000		United States Treasury Note	3.875	10/31/12		7,085,263
1,605,000		United States Treasury Note	3.375	11/30/12		1,599,609
6,156,000		United States Treasury Note	3.625	12/31/12		6,202,170
25,223,000		United States Treasury Note	4.750	08/15/17		26,639,826
8,425,000		United States Treasury Note	4.250	11/15/17		8,571,780
22,000,000	j	United States Treasury Strip Principal		08/15/27		8,892,598
		TOTAL U.S. TREASURY SECURITIES				315,412,864

		TOTAL GOVERNMENT BONDS				1,062,179,956
		(Cost $1,044,123,805)
		TOTAL BONDS				1,394,313,540
		(Cost $1,375,829,055)

STRUCTURED ASSETS - 17.87%
ASSET BACKED - 12.26%
5,000,000		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A4)	5.640	09/06/13	Aaa	5,099,171
5,000,000		AmeriCredit Automobile Receivables Trust Series
		2007-BF (Class A3A)	5.160	04/06/12	Aaa	5,037,675
186,349	i	AQ Finance NIM Trust Series 2004-RN2	5.065	04/25/09	Aaa	183,689
124,444	i,m,v	AQ Finance NIM Trust Series 2004-RN3	5.045	05/25/09	Aaa	124,173
55,677		Asset Backed Funding Corp NIM Trust Series 2005-
		WMC1 (Class N1)	5.900	07/26/35	NR	223
4,000,000		Capital One Auto Finance Trust Series 2007-A
		(Class A3A)	5.250	08/15/11	Aaa	4,026,572
2,500,000		Capital One Auto Finance Trust Series 2007-B
		(Class A3A)	5.030	04/15/12	Aaa	2,515,370
400,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	399,410
12,658,833	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2003-6 (Class 1A7)	4.277	09/25/33	Aaa	12,286,493
851,128	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	496,882
851,128	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	832,445
598,299		Chase Manhattan Auto Owner Trust Series 2004-A
		(Class A4)	2.830	09/15/10	Aaa	596,005
949,660		CIT Equipment Collateral Series 2005-VT1
		(Class A4)	4.360	11/20/12	Aaa	946,965
1,257,096	i	CIT Group Home Equity Loan Trust Series 2002-1
		(Class AF6)	6.200	02/25/30	Aaa	1,250,126
4,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	3,929,541
6,000,000		Citicorp Mortgage Securities, Inc Series 2006-2
		(Class A3)	5.563	09/25/36	Aaa	5,863,720

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,500,000		Countrywide Alternative Loan Trust Series 2004-
		29CB (Class A7)	5.375%	01/25/35	NR	$1,440,210
2,228,740		Countrywide Alternative Loan Trust Series 2004-
		30CB (Class 1A15)	5.500	08/25/16	Aaa	2,187,464
4,000,000	i	Countrywide Asset-Backed Certificates Series 2007-
		S2 (Class A3)	5.813	05/25/37	Aaa	3,692,715
170,153	i	Countrywide Home Equity Loan Trust Series 2004-
		B (Class 1A)	5.248	02/15/29	Aaa	165,783
2,014,939	i	Credit-Based Asset Servicing and Securitization
		LLC Series 2007-MX1 (Class A1)	5.763	12/25/36	Aaa	2,009,960
2,700,000	i	Credit-Based Asset Servicing and Securitization
		LLC Series 2007-MX1 (Class A2)	5.825	12/25/36	Aaa	2,454,624
139,728		Detroit Edison Securitization Funding LLC Series
		2001-1 (Class A3)	5.875	03/01/10	Aaa	139,977
7,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	Aaa	6,489,117
253,809	i	GMAC Mortgage Corporation Loan Trust 2005-
		HE2 A3	4.622	11/25/35	Aaa	251,177
1,435,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	10/25/29	Aaa	1,338,531
1,350,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810	10/25/29	Aaa	1,150,597
640,558	i	Golden Securities Corp Series 2003-A (Class A1)	5.525	12/02/13	Aaa	639,617
9,000,000		Hertz Vehicle Financing LLC Series 2005-1A
		(Class A3)	5.010	02/25/11	Aaa	9,069,175
2,000,000		Hertz Vehicle Financing LLC Series 2005-1A
		(Class A5)	5.080	11/25/11	Aaa	2,013,945
3,000,000		Hertz Vehicle Financing LLC Series 2005-2A
		(Class A2)	4.930	02/25/10	Aaa	3,006,697
1,960,379		HFC Home Equity Loan Asset Backed Certificates
		Series 2006-4 (Class A1F)	5.790	03/20/36	Aaa	1,950,322
2,135,283	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	2,126,529
5,000,000	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A3F)	5.730	03/20/36	Aaa	4,617,691
15,000,000		Honda Auto Receivables Owner Trust Series 2007-1
		(Class A4)	5.090	07/18/13	NR	15,159,210
1,786,963		Household Automotive Trust Series 2006-2 (Class
		A3)	5.610	08/17/11	Aaa	1,799,022
6,760,000		Household Credit Card Master Note Trust I Series
		2006-1 (Class A)	5.100	06/15/12	Aaa	6,823,348
10,095,670		Hyundai Auto Receivables Trust Series 2006-A
		(Class A3)	5.130	06/15/10	Aaa	10,117,395
3,000,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	3,021,983
2,045,384		Marriott Vacation Club Owner Trust Series 2006-
		1A (Class A)	5.737	04/20/28	Aaa	2,072,579
2,330,913		Marriott Vacation Club Owner Trust Series 2007-
		1A (Class A)	5.518	05/20/29	Aaa	2,325,868
9,200,000		Nissan Auto Lease Trust Series 2006-A
		(Class A3)	5.110	03/15/10	Aaa	9,240,623
3,800,000		Nissan Auto Lease Trust Series 2006-A
		(Class A4)	5.100	07/16/12	Aaa	3,835,311

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 5,000,000		Nissan Auto Receivables Owner Trust Series 2007-
		A (Class A3)	5.100%	11/15/10	Aaa	$5,032,100
237,271		Peco Energy Transition Trust Series 1999-A (Class
		A7)	6.130	03/01/09	Aaa	238,678
172,122		Public Service New Hampshire Funding LLC Series
		2001-1 (Class A2)	5.730	11/01/10	Aaa	172,764
8,000,000	i	Residential Asset Mortgage Products, Inc Series
		2004-RS11 (Class M1)	5.485	11/25/34	Aa1	7,739,277
390,012	i	Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	388,632
1,350,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A2)	5.750	02/25/36	Aaa	1,277,672
1,600,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class A3)	5.570	02/25/36	Aaa	1,321,962
200,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	86,661
2,020,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	Aaa	1,825,434
6,760,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440	09/25/36	Aaa	6,518,953
1,400,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	Aaa	1,327,052
2,500,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A3)	5.500	08/25/25	Aaa	2,174,642
2,020,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	1,753,914
852,829	m	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	877,381
7,866,667	m,v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	7,556,610
5,000,000		Triad Auto Receivables Owner Trust Series 2005-A
		(Class A4)	4.220	06/12/12	Aaa	4,978,851
9,000,000		Volkswagen Auto Lease Trust Series 2006-A (Class A3)	5.500	09/21/09	Aaa	9,041,085
10,000,000		Volkswagen Auto Lease Trust Series 2006-A (Class A4)	5.540	04/20/11	Aaa	10,101,096
8,000,000		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Aaa	8,013,329
876,023	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.225	05/25/35	NR	853,593
		TOTAL ASSET BACKED				214,007,616

OTHER MORTGAGE BACKED SECURITIES - 5.61%
2,230,000		Banc of America Commercial Mortgage, Inc Series
		2002-2 (Class A3)	5.118	07/11/43	NR	2,256,069
2,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-1 (Class B)	4.990	11/10/42	NR	1,918,098
650,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-6 (Class AJ)	5.181	09/10/47	Aaa	610,836
670,000	i	Banc of America Commercial Mortgage, Inc Series
		2006-2 (Class A4)	5.740	05/10/45	NR	692,479
2,000,000		Banc of America Commercial Mortgage, Inc Series
		2006-4 (Class A4)	5.634	07/10/46	Aaa	2,042,180
2,250,000		Banc of America Commercial Mortgage, Inc Series
		2007-2 (Class A2)	5.634	04/10/49	NR	2,281,897
1,825,451		Banc of America Mortgage Securities, Inc Series
		2006-1 (Class A8)	6.000	05/25/36	Aaa	1,835,641

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 395,088		Bank of America Alternative Loan Trust Series
		2004-8 (Class 3A1)	5.500%	09/25/19	Aaa	$388,814
2,000,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2005-PW10 (Class AJ)	5.459	12/11/40	Aaa	1,912,569
2,075,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-PW11 (Class A4)	5.457	03/11/39	NR	2,105,929
2,000,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW14 (Class A4)	5.201	12/11/38	NR	1,979,938
1,000,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-T22 (Class A4)	5.465	04/12/38	Aaa	1,020,677
1,465,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-T24 (Class A4)	5.537	10/12/41	Aaa	1,487,710
2,020,000		Citigroup/Deutsche Bank Commercial Mortgage
		Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	2,059,312
3,681,446		Citimortgage Alternative Loan Trust Series 2006-A1
		(Class 2A1)	5.250	03/25/21	Aaa	3,714,812
1,493,341		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	1,495,372
4,286,054		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2007-3 (Class A10)	6.000	04/25/37	NR	4,321,965
1,480,000	i	Credit Suisse Mortgage Capital Certificates Series
		2006-C1 (Class A4)	5.555	02/15/39	NR	1,502,431
1,620,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C4 (Class A3)	5.467	09/15/39	Aaa	1,632,658
2,000,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C5 (Class A3)	5.311	12/15/39	Aaa	1,993,045
2,970,782	i	Credit Suisse/Morgan Stanley Commercial
		Mortgage Certificate Series HC1A (Class A1)	5.218	05/15/23	Aaa	2,926,644
1,120,000		GE Capital Commercial Mortgage Corp Series 2003-
		C2 (Class A4)	5.145	07/10/37	Aaa	1,130,295
1,000,000	i	GE Capital Commercial Mortgage Corp Series 2005-
		C3 (Class A5)	4.979	07/10/45	NR	987,933
1,350,000	i	Greenwich Capital Commercial Funding Corp
		Series 2004-GG1 (Class A7)	5.317	06/10/36	Aaa	1,373,858
2,000,000	i	Greenwich Capital Commercial Funding Corp
		Series 2007-GG11 (Class A2)	5.597	12/10/49	NR	2,020,306
1,350,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	1,371,053
2,000,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class A2)	5.778	08/10/45	Aaa	2,038,430
1,845,610	i	GSAA Trust Series 2004-3 (Class AF3)	5.691	04/25/34	Aaa	1,850,100
1,490,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	1,511,763
1,500,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2006-LDP7 (Class A2)	5.861	04/15/45	Aaa	1,535,601
2,000,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	2,007,922
2,500,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-LD11 (Class AJ)	5.819	06/15/49	Aaa	2,413,879
6,760,000	i	LB-UBS Commercial Mortgage Trust Series 2004-
		C7 (Class A6)	4.786	10/15/29	Aaa	6,684,544
870,000		LB-UBS Commercial Mortgage Trust Series 2005-
		C3 (Class A2)	4.553	07/15/30	Aaa	861,967

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,350,000	i	LB-UBS Commercial Mortgage Trust Series 2005-
		C5 (Class AJ)	5.057%	09/15/40	NR	$1,248,849
1,000,000	i	LB-UBS Commercial Mortgage Trust Series 2006-
		C4 (Class A4)	5.883	06/15/38	Aaa	1,043,576
870,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1
		(Class A4)	5.291	01/12/44	Aaa	867,510
700,000	i	Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.659	05/12/39	NR	720,733
1,400,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2006-1 (Class A4)	5.428	02/12/39	NR	1,419,243
3,380,000		Morgan Stanley Capital I Series 2005-HQ5 (Class
		A2)	4.809	01/14/42	NR	3,368,405
1,543,309	i	Morgan Stanley Capital I Series 2006-HE1 (Class
		A2)	4.985	01/25/36	Aaa	1,519,965
2,000,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class
		AJ)	5.468	03/12/44	Aaa	1,918,308
670,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class
		A4)	5.731	07/12/44	NR	688,506
300,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class
		AJ)	5.777	10/15/42	NR	290,236
2,200,000		Morgan Stanley Capital I Series 2006-IQ12 (Class
		A2)	5.283	12/15/43	NR	2,204,556
675,000	i	Morgan Stanley Capital I Series 2006-T21 (Class
		AJ)	5.273	10/12/52	Aaa	634,328
2,000,000		Morgan Stanley Capital I Series 2007-HQ11 (Class
		A31)	5.439	02/12/44	Aaa	1,995,402
1,200,000		Residential Accredit Loans, Inc Series 2005-QS17
		(Class A1)	6.000	12/25/35	Aaa	1,152,283
1,350,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2005-C20 (Class A7)	5.118	07/15/42	Aaa	1,326,724
540,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2006-C24 (Class A3)	5.558	03/15/45	Aaa	547,850
1,500,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C31 (Class A2)	5.421	04/15/47	Aaa	1,506,660
5,636,516		Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	NR	5,507,182
2,265,650		Wells Fargo Mortgage Backed Securities Trust
		Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	2,246,377
1,890,491	i	Wells Fargo Mortgage Backed Securities Trust
		Series 2006-AR4 (Class 1A1)	5.857	04/25/36	NR	1,854,373
		TOTAL OTHER MORTGAGE BACKED SECURITIES				98,027,793

		TOTAL STRUCTURED ASSETS				312,035,409
		(Cost $315,366,834)

SHARES		COMPANY
PREFERRED STOCKS - 0.03%
DEPOSITORY INSTITUTIONS - 0.03%
24,000		Bank of America Corp	6.204	12/30/49	Aa3	520,800
		TOTAL PREFERRED STOCKS				520,800
		(Cost $600,000)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

			MATURITY
PRINCIPAL		ISSUER	DATE	VALUE
SHORT-TERM INVESTMENTS - 3.10%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.85%
$ 19,070,000		Federal Home Loan Bank (FHLB)	01/02/08	$19,070,000
20,000,000		FHLB	01/11/08	19,980,400
10,740,000		Federal National Mortgage Association (FNMA)	02/01/08	10,703,130
				49,753,530

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.25%
4,344,770		State Street Navigator Securities Lending Prime Portfolio		4,344,770
				4,344,770

		TOTAL SHORT-TERM INVESTMENTS		54,098,300
		(Cost $54,089,761)
		TOTAL PORTFOLIO - 100.85%		1,760,968,049
		(Cost $1,745,885,650)

		OTHER ASSETS & LIABILITIES, NET - (0.85)%		(14,819,589)

		NET ASSETS - 100.00%		$1,746,148,460

		ABBREVIATION:
		NR - Not Rated

	+	As provided by Moody's Investors Service (unaudited).
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transactions exempt from registration to qualified institutional buyers.
		At December 31, 2007, the value of these securities amounted to $59,875,702 or 3.43% of net assets.
	i	Floating rate or variable rate securities reflects the rate at December 31, 2007.
	j	Zero coupon.
	v	Security valued at fair value.

		At December 31, 2007, the unrealized appreciation on investments was $15,082,374, consisting of
		gross unrealized appreciation of $27,472,894 and gross unrealized depreciation of $12,390,520.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND PLUS FUND II
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+		VALUE
BONDS - 73.41%

CORPORATE BONDS - 26.66%

AMUSEMENT AND RECREATION SERVICES - 0.11%
$ 350,000		Walt Disney Co	5.700%	07/15/11	A2		$364,829
250,000		Walt Disney Co	4.700	12/01/12	A2		249,992
		TOTAL AMUSEMENT AND RECREATION SERVICES					614,821

APPAREL AND ACCESSORY STORES - 0.04%
250,000		Kohl's Corp	6.250	12/15/17	Baa1		251,185
		TOTAL APPAREL AND ACCESSORY STORES					251,185

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%						$
500,000		Home Depot, Inc	5.400	03/01/16	Baa1		473,725
275,000		Lowe's Cos, Inc	8.250	06/01/10	A1		300,451
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES					774,176

BUSINESS SERVICES - 0.12%
250,000		Daimler Finance North America LLC	5.875	03/15/11	A3		253,675
250,000		Daimler Finance North America LLC	5.750	09/08/11	A3		253,713
187,000	g	Lamar Media Corp	6.625	08/15/15	Ba3		181,858
		TOTAL BUSINESS SERVICES					689,246

CHEMICALS AND ALLIED PRODUCTS - 0.43%
150,000		Abbott Laboratories	5.600	05/15/11	A1		155,347
500,000	g	Amgen, Inc	5.850	06/01/17	A2		507,555
500,000		Chemtura Corp	6.875	06/01/16	Ba2		470,000
200,000		Clorox Co	5.950	10/15/17	Baa1		199,243
300,000		Johnson & Johnson	5.950	08/15/37	Aaa		323,761
550,000		Lubrizol Corp	4.625	10/01/09	Baa3		552,340
200,000		Praxair, Inc	5.250	11/15/14	A2		201,547
		TOTAL CHEMICALS AND ALLIED PRODUCTS					2,409,793

COMMUNICATIONS - 3.30%
500,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3		509,884
250,000		America Movil SAB de C.V.	6.125	11/15/37	A3		238,066
800,000		AT&T, Inc	5.100	09/15/14	A2		791,724
275,000		AT&T, Inc	6.150	09/15/34	A2		274,540
600,000		AT&T, Inc	6.500	09/01/37	A2		627,407
650,000		AT&T, Inc	6.300	01/15/38	A2		660,395
825,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2		925,553
250,000		Comcast Corp	6.300	11/15/17	Baa2		259,382
950,000		Comcast Corp	5.875	02/15/18	Baa2		947,138
275,000		Comcast Corp	5.650	06/15/35	Baa2		251,719

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 550,000		Comcast Corp	6.500%	11/15/35	Baa2	$561,241
250,000		Comcast Corp	6.950	08/15/37	Baa2	269,818
275,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	343,132
625,000		France Telecom S.A.	7.750	03/01/11	A3	671,766
275,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A3	297,816
275,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	356,395
1,000,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	1,000,000
550,000		Rogers Cable, Inc	6.750	03/15/15	Baa3	578,544
500,000		Rogers Wireless, Inc	8.000	12/15/12	Ba1	521,654
550,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	601,472
1,925,000		Sprint Capital Corp	8.375	03/15/12	Baa3	2,084,821
250,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	259,748
500,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	501,005
1,000,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	1,002,468
2,200,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	2,265,556
275,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	265,626
250,000		Viacom, Inc	5.750	04/30/11	Baa3	253,145
250,000		Viacom, Inc	6.125	10/05/17	Baa3	249,989
350,000		Viacom, Inc	6.875	04/30/36	Baa3	350,954
600,000		Vodafone Group plc	6.150	02/27/37	Baa1	592,572
		TOTAL COMMUNICATIONS				18,513,530

DEPOSITORY INSTITUTIONS - 5.66%
1,470,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	1,550,365
3,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	3,203,313
1,500,000		Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	1,458,750
275,000		Bank of America Corp	6.250	04/15/12	Aa1	288,771
100,000		Bank of America Corp	4.875	09/15/12	Aa1	100,245
650,000		Bank of America NA	5.300	03/15/17	Aa1	632,044
1,050,000		Bank of America NA	6.000	10/15/36	Aa1	1,004,246
550,000		Bank One Corp	5.250	01/30/13	Aa3	548,384
250,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	235,193
275,000		Capital One Bank	5.125	02/15/14	A2	256,110
300,000		Citigroup, Inc	5.100	09/29/11	Aa3	301,670
1,050,000		Citigroup, Inc	5.250	02/27/12	Aa3	1,058,101
750,000		Citigroup, Inc	5.125	05/05/14	Aa3	731,841
550,000		Citigroup, Inc	5.875	05/29/37	Aa3	513,295
250,000	g,i	Credit Agricole S.A.	6.637	12/30/49	Aa3	231,938
2,700,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	2,668,742
550,000		Deutsche Bank AG.	5.375	10/12/12	Aa1	563,562
275,000		FIA Card Services NA	5.375	01/15/08	Aaa	275,045
250,000		Golden West Financial Corp	4.750	10/01/12	Aa3	246,843
250,000		Greenpoint Financial Corp	3.200	06/06/08	A3	246,396
700,000		HSBC Holdings plc	6.500	09/15/37	Aa3	678,460
250,000	i	Huntington Capital III	6.650	05/15/37	Baa1	213,538
275,000	i	ING Groep NV	5.775	12/30/49	A1	254,236
550,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	591,581
275,000	e	JPMorgan Chase & Co	4.500	01/15/12	Aa2	270,618
550,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	547,826
250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	230,913
1,100,000		Mellon Funding Corp	6.400	05/14/11	Aa3	1,162,701
1,450,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	1,506,034
250,000		Popular North America, Inc	5.650	04/15/09	A3	252,447

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 275,000	g,i	Rabobank Capital Funding Trust	5.254%	12/30/49	Aa2	$246,133
550,000		Regions Financial Corp	6.375	05/15/12	A2	564,220
600,000	g	Royal Bank of Scotland Group plc	6.990	12/30/49	Aa3	598,195
250,000	g,i	Societe Generale	5.922	12/30/49	A1	231,338
100,000		Union Bank of California NA	5.950	05/11/16	A1	95,991
550,000		US Bank NA	5.700	12/15/08	Aa2	556,878
250,000	g	VTB Capital S.A.	6.609	10/31/12	A2	245,375
825,000		Wachovia Bank NA	4.800	11/01/14	Aa2	784,234
500,000		Wachovia Bank NA	4.875	02/01/15	Aa2	475,979
350,000		Wachovia Bank NA	5.850	02/01/37	Aa2	315,397
250,000		Wachovia Bank NA	6.600	01/15/38	Aa2	251,255
75,000		Wachovia Corp	5.300	10/15/11	Aa3	75,167
825,000		Wachovia Corp	4.875	02/15/14	A1	792,214
100,000		Washington Mutual, Inc	5.500	08/24/11	Baa2	89,197
2,000,000		Wells Fargo & Co	5.300	08/26/11	Aa1	2,040,716
750,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	793,464
1,850,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	1,766,965
		TOTAL DEPOSITORY INSTITUTIONS				31,745,926

EATING AND DRINKING PLACES - 0.06%
300,000		McDonald's Corp	6.300	10/15/37	A3	311,111
		TOTAL EATING AND DRINKING PLACES				311,111

ELECTRIC, GAS, AND SANITARY SERVICES - 2.64%
325,000	g	American Water Capital Corp	6.085	10/15/17	Baa2	323,906
550,000		Atmos Energy Corp	4.000	10/15/09	Baa3	541,946
190,000		Carolina Power & Light Co	5.125	09/15/13	A2	190,367
275,000	e	Carolina Power & Light Co	5.700	04/01/35	A2	265,325
550,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	603,893
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	287,899
550,000		Centerpoint Energy, Inc	5.950	02/01/17	Ba1	544,887
750,000		Commonwealth Edison Co	3.700	02/01/08	Baa2	749,048
825,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	857,550
275,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	264,361
525,000		Consumers Energy Co	4.400	08/15/09	Baa1	520,429
1,100,000		FirstEnergy Corp	6.450	11/15/11	Baa3	1,135,878
550,000	e	Florida Power & Light Co	4.850	02/01/13	Aa3	551,107
550,000		Florida Power Corp	4.500	06/01/10	A2	553,623
300,000		Midamerican Energy Holdings Co	6.125	04/01/36	Baa1	299,285
250,000		National Fuel Gas Co	5.250	03/01/13	Baa1	247,944
550,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	560,231
250,000		Nevada Power Co	6.650	04/01/36	Baa3	253,101
1,250,000		Nevada Power Co	6.750	07/01/37	Baa3	1,292,118
250,000		Northern States Power Co	6.250	06/01/36	A2	259,784
50,000		ONEOK Partners LP	5.900	04/01/12	Baa2	51,410
1,100,000		Pacific Gas & Electric Co	4.200	03/01/11	A3	1,082,422
500,000		Public Service Co of Colorado	4.875	03/01/13	A3	490,837
275,000		Public Service Co of Colorado	5.500	04/01/14	A3	277,372
250,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	245,442
275,000		Southern California Edison Co	5.350	07/15/35	A2	254,109
350,000		Southern California Edison Co	5.550	01/15/37	A2	330,199
600,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	643,178
275,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	267,219

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 275,000		Waste Management, Inc	7.750%	05/15/32	Baa3	$311,939
550,000		Westar Energy, Inc	6.000	07/01/14	Baa2	560,815
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				14,817,624

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.09%
275,000		Cisco Systems, Inc	5.500	02/22/16	A1	279,667
250,000		General Electric Co	5.250	12/06/17	Aaa	249,467
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				529,134

FOOD AND KINDRED PRODUCTS - 0.63%
400,000		Anheuser-Busch Co, Inc	5.500	01/15/18	A2	408,352
328,000		Archer-Daniels-Midland Co	7.125	03/01/13	A2	362,979
275,000		Bottling Group LLC	4.625	11/15/12	Aa2	275,877
250,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	254,215
250,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	236,783
100,000		Coca-Cola Co	5.350	11/15/17	Aa3	102,454
500,000		Companhia Brasileira de Bebidas	8.750	09/15/13	Baa1	568,750
313,000		Diageo Capital plc	5.125	01/30/12	A3	313,339
220,000		Diageo Finance BV	3.875	04/01/11	A3	213,016
550,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	539,494
275,000		WM Wrigley Jr Co	4.650	07/15/15	A1	264,732
		TOTAL FOOD AND KINDRED PRODUCTS				3,539,991

FOOD STORES - 0.37%
550,000	e	Kroger Co	6.800	04/01/11	Baa2	578,815
500,000		Kroger Co	6.400	08/15/17	Baa2	522,957
550,000		Safeway, Inc	4.125	11/01/08	Baa2	544,086
400,000		Safeway, Inc	6.350	08/15/17	Baa2	416,906
		TOTAL FOOD STORES				2,062,764

GENERAL BUILDING CONTRACTORS - 0.09%
500,000		DR Horton, Inc	9.750	09/15/10	Ba2	489,609
		TOTAL GENERAL BUILDING CONTRACTORS				489,609

GENERAL MERCHANDISE STORES - 0.23%
250,000		JC Penney Corp, Inc	5.750	02/15/18	Baa3	234,829
250,000		Target Corp	5.375	05/01/17	A2	244,341
825,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	819,358
		TOTAL GENERAL MERCHANDISE STORES				1,298,528

HEALTH SERVICES - 0.09%
500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	516,868
		TOTAL HEALTH SERVICES				516,868

HOLDING AND OTHER INVESTMENT OFFICES - 0.51%
300,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	288,536
275,000		Colonial Realty LP	6.250	06/15/14	Baa3	270,059
550,000	e	iStar Financial, Inc	5.150	03/01/12	Baa2	475,319
275,000		iStar Financial, Inc	5.700	03/01/14	Baa2	230,259
500,000	e	iStar Financial, Inc	5.850	03/15/17	Baa2	410,973
550,000		Simon Property Group LP	5.600	09/01/11	A3	551,796
600,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	613,500
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				2,840,442

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
HOTELS AND OTHER LODGING PLACES - 0.04%
$ 250,000		MGM Mirage	6.000%	10/01/09	Ba2	$248,750
		TOTAL HOTELS AND OTHER LODGING PLACES				248,750

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.48%
500,000	g	Atlas Copco AB	5.600	05/22/17	A3	500,183
550,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	543,573
500,000		Caterpillar, Inc	6.050	08/15/36	A2	513,068
250,000		Hewlett-Packard Co	5.250	03/01/12	A2	256,071
600,000		Hewlett-Packard Co	5.400	03/01/17	A2	598,667
275,000		John Deere Capital Corp	7.000	03/15/12	A2	299,443
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				2,711,005

INSTRUMENTS AND RELATED PRODUCTS - 0.23%
275,000		Johnson & Johnson	3.800	05/15/13	Aaa	268,630
275,000		Medtronic, Inc	4.750	09/15/15	A1	265,366
275,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	255,475
500,000		Xerox Corp	7.625	06/15/13	Baa2	521,770
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,311,241

INSURANCE CARRIERS - 0.99%
460,000		Aetna, Inc	6.625	06/15/36	A3	455,403
100,000		Aetna, Inc	6.750	12/15/37	A3	99,750
275,000		Allstate Corp	5.000	08/15/14	A1	268,868
550,000		American International Group, Inc	5.050	10/01/15	Aa2	531,148
600,000	i	Chubb Corp	6.375	03/29/37	A3	585,247
400,000		Chubb Corp	6.000	05/11/37	A2	377,887
275,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa2	250,917
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	253,576
550,000		Metlife, Inc	5.000	06/15/15	A2	532,261
275,000		Metlife, Inc	5.700	06/15/35	A2	251,117
500,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	494,621
600,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	607,675
300,000	g	Prudential Funding LLC	6.750	09/15/23	A1	315,554
250,000		WellPoint, Inc	5.875	06/15/17	Baa1	251,701
275,000		WellPoint, Inc	5.850	01/15/36	Baa1	253,395
		TOTAL INSURANCE CARRIERS				5,529,120

METAL MINING - 0.12%
150,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	143,195
275,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	264,730
250,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	250,401
		TOTAL METAL MINING				658,326

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
250,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	247,188
500,000		Harsco Corp	5.125	09/15/13	A3	514,990
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				762,178

MISCELLANEOUS RETAIL - 0.09%
500,000		CVS Caremark Corp	5.750	06/01/17	Baa2	503,218
		TOTAL MISCELLANEOUS RETAIL				503,218

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
MOTION PICTURES - 0.78%
$ 275,000		Historic TW, Inc	6.625%	05/15/29	Baa2	$270,744
1,000,000		News America Holdings, Inc	8.250	08/10/18	Baa2	1,168,502
250,000		News America, Inc	7.625	11/30/28	Baa2	277,038
500,000		News America, Inc	6.150	03/01/37	Baa2	482,995
1,375,000		Time Warner, Inc	6.875	05/01/12	Baa2	1,447,887
750,000		Time Warner, Inc	6.500	11/15/36	Baa2	729,755
		TOTAL MOTION PICTURES				4,376,921

NONDEPOSITORY INSTITUTIONS - 3.07%
500,000		American Express Centurion Bank	6.000	09/13/17	Aa3	502,787
550,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	565,260
350,000		Boeing Capital Corp Ltd	6.100	03/01/11	A3	366,857
550,000		Capital One Financial Corp	5.700	09/15/11	A3	531,334
550,000		Capital One Financial Corp	5.500	06/01/15	A3	507,304
350,000		CIT Group Funding Co of Canada	5.200	06/01/15	A2	299,655
600,000		CIT Group, Inc	5.850	09/15/16	A2	529,729
250,000		Countrywide Home Loans, Inc	3.250	05/21/08	Baa3	225,917
500,000		Ford Motor Credit Co	5.700	01/15/10	B1	450,489
600,000		Ford Motor Credit Co	9.875	08/10/11	B1	567,497
1,000,000		Ford Motor Credit Co	7.800	06/01/12	B1	876,662
3,000,000		General Electric Capital Corp	5.500	06/04/14	Aaa	3,095,424
1,000,000		General Motors Acceptance Corp LLC	6.625	05/15/12	Ba3	831,317
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	253,138
650,000		HSBC Finance Corp	5.250	01/14/11	Aa3	649,780
1,500,000		HSBC Finance Corp	5.900	06/19/12	Aa3	1,523,771
2,500,000		HSBC Finance Corp	4.750	07/15/13	Aa3	2,409,708
500,000		International Lease Finance Corp	5.450	03/24/11	A1	503,873
250,000		International Lease Finance Corp	5.750	06/15/11	A1	253,136
250,000		International Lease Finance Corp	5.650	06/01/14	A1	254,051
200,000	g	Lukoil International Finance BV	6.356	06/07/17	Baa2	189,340
275,000		MBNA Corp	6.125	03/01/13	Aa1	286,547
550,000		Residential Capital LLC	7.625	11/21/08	Ba3	437,250
250,000		Residential Capital LLC	8.000	06/01/12	Ba3	153,750
1,100,000		Residential Capital LLC	8.000	04/17/13	Ba3	676,500
275,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	271,374
		TOTAL NONDEPOSITORY INSTITUTIONS				17,212,450

OIL AND GAS EXTRACTION - 1.32%
250,000		Baker Hughes, Inc	6.875	01/15/29	A2	270,910
300,000		BJ Services Co	5.750	06/01/11	Baa1	307,584
1,100,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	1,061,500
250,000	g	Empresa Nacional del Petroleo	6.750	11/15/12	A2	266,566
250,000		EnCana Corp	6.500	02/01/38	Baa2	258,344
250,000		Equitable Resources, Inc	5.150	11/15/12	Baa1	254,294
500,000		Husky Energy, Inc	6.250	06/15/12	Baa2	525,666
275,000		Nexen, Inc	5.050	11/20/13	Baa2	267,040
1,000,000		Nexen, Inc	5.650	05/15/17	Baa2	986,788
550,000		Nexen, Inc	6.400	05/15/37	Baa2	549,077
275,000		PC Financial Partnership	5.000	11/15/14	Baa2	267,453
500,000	g	TNK-BP Finance S.A.	6.625	03/20/17	Baa2	456,250
750,000	g	Weatherford International, Inc	5.950	06/15/12	Baa1	778,678
500,000	g	Weatherford International, Inc	6.800	06/15/37	Baa1	520,216

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 600,000		XTO Energy, Inc	6.250%	04/15/13	Baa2	$627,611
		TOTAL OIL AND GAS EXTRACTION				7,397,977

PAPER AND ALLIED PRODUCTS - 0.25%
500,000	e	Bemis Co, Inc	4.875	04/01/12	Baa1	506,171
600,000		Cenveo Corp	7.875	12/01/13	B3	534,750
350,000		Kimberly-Clark Corp	6.625	08/01/37	A2	387,391
		TOTAL PAPER AND ALLIED PRODUCTS				1,428,312

PETROLEUM AND COAL PRODUCTS - 0.20%
625,000		ConocoPhillips	4.750	10/15/12	A3	630,276
250,000	g	GS Caltex Corp	5.500	04/24/17	Baa1	234,313
250,000		Valero Energy Corp	6.625	06/15/37	Baa3	251,768
		TOTAL PETROLEUM AND COAL PRODUCTS				1,116,357

PIPELINES, EXCEPT NATURAL GAS - 0.56%
250,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	248,467
550,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	550,366
275,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	274,448
550,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	547,463
550,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	552,623
275,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	262,602
300,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	287,522
200,000		TransCanada Pipelines Ltd	6.200	10/15/37	A2	198,579
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	A3	234,320
		TOTAL PIPELINES, EXCEPT NATURAL GAS				3,156,390

PRIMARY METAL INDUSTRIES - 0.04%
210,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	213,641
		TOTAL PRIMARY METAL INDUSTRIES				213,641

PRINTING AND PUBLISHING - 0.46%
600,000		Idearc, Inc	8.000	11/15/16	B2	550,500
732,000		Morris Publishing Group LLC	7.000	08/01/13	B1	531,615
1,500,000		Thomson Corp	5.700	10/01/14	Baa1	1,506,176
		TOTAL PRINTING AND PUBLISHING				2,588,291

RAILROAD TRANSPORTATION - 0.46%
275,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	290,490
250,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	243,034
550,000		Canadian National Railway Co	4.400	03/15/13	A3	539,481
250,000		CSX Corp	6.150	05/01/37	Baa3	233,631
300,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	277,975
550,000		Union Pacific Corp	6.500	04/15/12	Baa2	581,358
400,000		Union Pacific Corp	5.750	11/15/17	Baa2	398,481
		TOTAL RAILROAD TRANSPORTATION				2,564,450

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.05%
275,000	g	Sealed Air Corp	5.375	04/15/08	Baa3	274,844
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT				274,844

SECURITY AND COMMODITY BROKERS - 1.88%
275,000		Bear Stearns Cos, Inc	5.700	11/15/14	A2	260,782

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 550,000		Burlington Resources Finance Co	6.400%	08/15/11	A2	$580,831
275,000		Burlington Resources Finance Co	7.200	08/15/31	A2	318,665
600,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa1	616,514
750,000		Eaton Vance Corp	6.500	10/02/17	A3	786,848
500,000		Franklin Resources, Inc	3.700	04/15/08	A1	498,814
500,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	445,163
275,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	277,184
600,000		Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	606,833
275,000		Goldman Sachs Group, Inc	5.150	01/15/14	Aa3	272,212
100,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	97,658
500,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	489,889
500,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	445,625
600,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	593,693
250,000	i	Lehman Brothers Holdings, Inc	6.000	05/03/32	A2	222,204
275,000		Merrill Lynch & Co, Inc	5.000	02/03/14	A1	262,330
500,000		Merrill Lynch & Co, Inc	5.700	05/02/17	A2	476,547
1,375,000		Morgan Stanley	3.625	04/01/08	Aa3	1,369,180
500,000		Morgan Stanley	5.375	10/15/15	Aa3	486,076
900,000		Morgan Stanley	5.750	10/18/16	Aa3	888,090
250,000		Morgan Stanley	6.250	08/09/26	Aa3	244,037
300,000	g	Nuveen Investments, Inc	10.500	11/15/15	B3	298,875
		TOTAL SECURITY AND COMMODITY BROKERS				10,538,050

TRANSPORTATION BY AIR - 0.10%
550,000		FedEx Corp	3.500	04/01/09	Baa2	541,113
		TOTAL TRANSPORTATION BY AIR				541,113

TRANSPORTATION EQUIPMENT - 0.54%
275,000		General Dynamics Corp	3.000	05/15/08	A2	273,406
700,000		Honeywell International, Inc	5.700	03/15/37	A2	691,107
400,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	413,708
275,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	337,110
1,100,000		United Technologies Corp	6.350	03/01/11	A2	1,171,267
150,000		United Technologies Corp	6.050	06/01/36	A2	154,333
		TOTAL TRANSPORTATION EQUIPMENT				3,040,931

WHOLESALE TRADE-DURABLE GOODS - 0.09%
500,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	501,553
		TOTAL WHOLESALE TRADE-DURABLE GOODS				501,553

WHOLESALE TRADE-NONDURABLE GOODS - 0.26%
825,000		Procter & Gamble Co	4.950	08/15/14	Aa3	836,016
600,000		Procter & Gamble Co	5.550	03/05/37	Aa3	603,413
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				1,439,429

		TOTAL CORPORATE BONDS				149,519,295
		(Cost $150,269.908)

GOVERNMENT BONDS - 46.75%

AGENCY SECURITIES - 3.63%
1,889,361		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,931,135
500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	497,395

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 3,000,000		Federal Home Loan Bank (FHLB)	5.000%	10/16/09	Aaa	$3,018,255
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/21/08	Aaa	1,990,230
200,000		FHLMC	5.750	06/27/16	Aa2	215,965
2,000,000		Federal National Mortgage Association (FNMA)	5.375	06/12/17	Aaa	2,124,548
2,000,000		FNMA	5.625	07/15/37	Aaa	2,216,540
1,000,000		Private Export Funding Corp	7.200	01/15/10	Aaa	1,070,167
2,000,000		Private Export Funding Corp	5.450	09/15/17	Aaa	2,127,284
5,000,000		US Department of Housing and Urban
		Development	4.790	08/01/11	NR	5,186,965
		TOTAL AGENCY SECURITIES				20,378,484

FOREIGN GOVERNMENT BONDS - 3.36%
500,000		African Development Bank	3.250	08/01/08	Aaa	496,717
275,000		Chile Government International Bond	5.500	01/15/13	A2	286,858
500,000		China Development Bank	5.000	10/15/15	A1	493,188
250,000		Development Bank of Japan	4.250	06/09/15	Aaa	244,016
350,000		Eksportfinans A/S	5.000	02/14/12	Aaa	361,270
500,000	g	Emirate of Abu Dhabi	5.500	08/02/12	Aa2	514,231
275,000		European Investment Bank	4.875	02/15/36	Aaa	270,560
500,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	501,768
5,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	5,160,590
500,000		International Finance Corp	5.125	05/02/11	Aaa	524,378
750,000		Israel Government International Bond	5.500	11/09/16	A2	763,928
225,000		Italy Government International Bond	5.375	06/12/17	NR	238,506
1,100,000		Italy Government International Bond	6.875	09/27/23	Aa2	1,313,072
275,000		Korea Development Bank	5.750	09/10/13	Aa3	278,707
275,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	280,762
300,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	Aaa	309,081
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	527,602
550,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	576,029
173,000		Mexico Government International Bond	6.375	01/16/13	Baa1	183,986
979,000		Mexico Government International Bond	5.875	01/15/14	Baa1	1,018,160
600,000		Mexico Government International Bond	6.750	09/27/34	Baa1	662,700
50,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	51,750
500,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	505,692
600,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	622,549
550,000		Province of Ontario	4.750	01/19/16	Aa1	557,180
300,000		Province of Quebec Canada	5.125	11/14/16	Aa2	310,147
550,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	633,916
1,100,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	1,134,067
		TOTAL FOREIGN GOVERNMENT BONDS				18,821,410

MORTGAGE BACKED SECURITIES - 34.52%
2,030,156		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		2,086,286
1,500,000		FHLMC	4.000	09/15/19		1,421,150
2,000,000		FHLMC	5.000	06/15/29		2,009,904
353,952		FHLMC	6.000	12/15/30		358,089
3,000,000		FHLMC	5.000	06/15/31		2,993,882
1,500,000		FHLMC	5.500	05/15/33		1,498,117
853,453		FHLMC	4.500	09/15/35		836,449
1,139,409	i	FHLMC	5.089	02/01/36		1,141,830
3,266,805	i	FHLMC	5.793	07/01/36		3,308,362
920,449	i	FHLMC	5.020	09/01/36		924,475

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 1,487,032	i	FHLMC	6.125%	09/01/36	$1,508,353
997,643	i	FHLMC	5.723	02/01/37	1,012,212
1,701,085	i	FHLMC	5.672	03/01/37	1,736,640
3,149,972	i	FHLMC	5.792	03/01/37	3,204,582
237,324	i	FHLMC	5.880	04/01/37	240,294
7,326,700	i	FHLMC	5.735	06/01/37	7,440,068
1,270,769	i	FHLMC	5.910	08/01/37	1,292,343
45,290		FHLMC	8.375	12/30/49	1,184,334
39,811		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10	40,865
114,411		FGLMC	6.500	12/01/16	118,478
1,182,458		FGLMC	5.500	01/01/19	1,198,795
2,014,930		FGLMC	4.500	07/01/20	1,980,064
761,941		FGLMC	4.500	09/01/20	748,757
719,399		FGLMC	5.000	10/01/20	720,105
1,516,285		FGLMC	5.500	10/01/20	1,535,007
87,467		FGLMC	7.000	10/01/20	91,928
605,379		FGLMC	4.500	06/01/21	594,904
1,534,913		FGLMC	5.500	08/01/21	1,553,703
259,915		FGLMC	6.500	01/01/29	269,419
23,835		FGLMC	8.000	01/01/31	25,526
3,969,226		FGLMC	5.500	12/01/33	3,972,371
2,257,327		FGLMC	5.000	01/01/34	2,205,842
1,047,702		FGLMC	4.500	10/01/34	991,368
762,653		FGLMC	5.500	12/01/34	761,974
1,738,111		FGLMC	5.500	03/01/35	1,735,197
2,200,846		FGLMC	6.000	05/01/35	2,235,358
1,259,869		FGLMC	5.500	06/01/35	1,257,758
2,573,832		FGLMC	5.500	06/01/35	2,569,517
408,607		FGLMC	5.000	10/01/35	398,937
819,281		FGLMC	5.000	11/01/35	799,891
928,993		FGLMC	7.000	01/01/36	971,404
863,921		FGLMC	5.500	04/01/36	862,247
164,479		FGLMC	6.500	05/01/36	169,105
847,099		FGLMC	6.500	10/01/36	870,920
396,517		FGLMC	6.500	12/01/36	404,501
972,795		FGLMC	5.500	01/01/37	970,910
1,934,404		FGLMC	5.500	04/01/37	1,930,411
2,704,001		FGLMC	5.500	05/01/37	2,698,420
1,228,118		FGLMC	6.000	08/01/37	1,246,459
158,826		FGLMC	6.000	09/01/37	161,198
634,052		Federal National Mortgage Association (FNMA)	6.283	12/01/08	638,665
62,551		FNMA	5.000	06/01/13	63,393
2,322,887		FNMA	4.719	02/01/14	2,330,287
2,867,535		FNMA	4.640	11/01/14	2,847,651
426,548		FNMA	4.557	01/01/15	423,389
243,477		FNMA	6.500	10/01/16	252,110
100,070		FNMA	6.500	11/01/16	103,618
171,993		FNMA	6.500	02/01/18	177,752
418,208		FNMA	5.500	04/01/18	424,520
150,873		FNMA	5.500	05/01/18	153,116
196,234		FNMA	6.000	01/01/19	201,144
1,000,000		FNMA	4.000	02/25/19	938,429
1,438,848		FNMA	4.500	04/01/19	1,415,154

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 167,007		FNMA	4.500%	12/01/20	$164,213
41,755		FNMA	8.000	03/01/23	44,648
737,483		FNMA	5.500	02/01/24	742,112
1,713,561		FNMA	5.500	07/01/24	1,722,972
3,996,187		FNMA	5.000	10/01/25	3,940,703
24,489		FNMA	9.000	11/01/25	26,667
23,844		FNMA	7.500	01/01/29	25,516
411,932		FNMA	7.000	07/01/32	433,682
193,337		FNMA	5.000	02/01/33	188,930
887,217		FNMA	4.500	03/25/33	875,957
1,165,284		FNMA	5.500	06/01/33	1,166,149
502,024		FNMA	5.000	07/01/33	490,581
3,216,803		FNMA	5.500	07/01/33	3,219,189
1,366,569		FNMA	4.500	08/01/33	1,294,847
899,290		FNMA	5.000	08/01/33	878,791
1,500,000		FNMA	5.500	08/25/33	1,516,404
1,388,875		FNMA	4.500	10/01/33	1,315,982
612,985		FNMA	5.000	10/01/33	599,012
583,593		FNMA	5.000	10/01/33	570,290
1,202,621		FNMA	5.000	11/01/33	1,175,206
1,193,657		FNMA	5.000	11/01/33	1,166,447
4,934,451		FNMA	5.000	11/01/33	4,821,965
506,375		FNMA	5.500	12/01/33	506,751
460,451		FNMA	5.500	12/01/33	460,793
895,152		FNMA	5.500	12/01/33	895,816
612,067		FNMA	5.500	01/01/34	612,521
242,500		FNMA	5.000	03/01/34	236,973
2,442,769		FNMA	5.000	03/01/34	2,387,084
296,768		FNMA	5.000	03/01/34	290,004
1,206,492		FNMA	5.000	03/01/34	1,178,989
297,560		FNMA	5.000	03/01/34	290,778
1,916,611		FNMA	5.000	04/01/34	1,872,175
4,590,299		FNMA	5.000	08/01/34	4,485,280
600,000		FNMA	5.500	10/25/34	597,005
697,935		FNMA	5.500	01/01/35	697,974
1,637,685		FNMA	5.500	02/01/35	1,638,900
2,427,249		FNMA	5.000	02/25/35	2,439,246
1,854,852		FNMA	5.500	04/01/35	1,854,955
4,594,240		FNMA	5.500	05/01/35	4,591,438
3,517,925		FNMA	5.500	05/01/35	3,515,780
2,714,172		FNMA	6.000	05/01/35	2,757,749
123,078		FNMA	7.500	06/01/35	130,111
618,341		FNMA	6.000	07/01/35	628,269
4,311,804		FNMA	6.000	08/01/35	4,381,031
1,250,350		FNMA	5.500	09/01/35	1,251,278
3,291,649		FNMA	5.000	10/01/35	3,213,547
263,757		FNMA	5.000	10/01/35	257,499
990,242		FNMA	5.500	12/01/35	989,639
1,675,428		FNMA	6.000	03/01/36	1,701,722
2,814,405		FNMA	6.000	04/01/36	2,858,574
727,959		FNMA	6.500	04/01/36	748,373
2,152,957	i	FNMA	5.961	07/01/36	2,205,980
5,958,788	i	FNMA	5.743	09/01/36	6,038,076

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 876,038		FNMA	6.000%	10/01/36	$889,787
2,657,864	i	FNMA	5.776	12/01/36	2,700,066
1,108,621		FNMA	6.500	12/01/36	1,130,944
480,913		FNMA	7.000	02/01/37	500,269
94,769		FNMA	7.000	04/01/37	98,583
1,970,320		FNMA	6.000	06/01/37	2,000,976
237,026		FNMA	6.000	08/01/37	240,714
322,234		FNMA	6.500	08/01/37	331,236
87,014		FNMA	6.000	09/01/37	88,369
109,109		FNMA	6.000	09/01/37	110,808
1,083,766		FNMA	6.000	09/01/37	1,091,525
137,808		FNMA	6.000	09/01/37	139,953
145,838		FNMA	6.000	09/01/37	148,107
241,381		FNMA	6.500	09/01/37	248,125
1,368,374		FNMA	6.500	09/01/37	1,406,601
649,466		FNMA	6.500	09/01/37	667,610
1,197,209		FNMA	6.500	09/01/37	1,230,654
515,348	i	FNMA	5.933	10/01/37	533,511
113,927		FNMA	6.000	10/01/37	115,700
2,480,125		FNMA	6.500	10/01/37	2,549,409
1,000,000	v	FNMA	6.000	12/01/37	1,004,063
1,000,000		FNMA	6.000	01/25/38	1,015,312
3,000,000		FNMA	6.500	01/25/38	3,083,436
157,804		FNMA	8.250	12/30/49	4,063,453
15,924		Government National Mortgage Association
		(GNMA)	6.500	09/15/23	16,541
53,259		GNMA	7.500	11/15/23	56,804
6,194		GNMA	7.500	08/15/28	6,613
82,371		GNMA	6.500	12/15/28	85,493
148,562		GNMA	6.500	03/15/29	154,177
47,543		GNMA	8.500	10/20/30	51,485
16,480		GNMA	7.000	06/20/31	17,418
321,856		GNMA	5.000	02/15/33	317,245
2,152,545		GNMA	5.000	09/15/33	2,121,709
456,528		GNMA	5.500	11/20/33	457,671
1,931,913		GNMA	5.500	02/20/35	1,936,365
673,261		GNMA	5.500	03/20/35	674,812
		TOTAL MORTGAGE BACKED SECURITIES			193,638,054

U.S. TREASURY SECURITIES - 5.24%
1,999,000		United States Treasury Bond	3.625	12/31/12	2,013,993
624,000		United States Treasury Bond	4.750	08/15/17	659,051
8,198,000		United States Treasury Bond	8.000	11/15/21	11,219,734
6,600,000		United States Treasury Bond	5.250	02/15/29	7,260,515
507,000		United States Treasury Bond	4.500	02/15/36	509,575
1,695,000		United States Treasury Bond	4.750	02/15/37	1,773,923
636,955		United States Treasury Inflation Indexed Bonds	3.875	01/15/09	655,765
2,701,885		United States Treasury Inflation Indexed Bonds	0.875	04/15/10	2,692,810
250,000		United States Treasury Note	3.375	11/30/12	249,160
1,550,000		United States Treasury Note	4.250	11/15/17	1,577,004
2,000,000	j	United States Treasury Strip Principal		08/15/27	808,418
		TOTAL U.S. TREASURY SECURITIES			29,419,948

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
		TOTAL GOVERNMENT BONDS				$262,257,896
		(Cost $258,567,940)
		TOTAL BONDS				411,777,191
		(Cost $408,837,848)

STRUCTURED ASSETS - 24.40%

ASSET BACKED - 15.71%
$ 500,000		AmeriCredit Automobile Receivables Trust Series
		2007-BF (Class A3A)	5.160%	04/06/12	Aaa	503,768
186,349	i	AQ Finance NIM Trust Series 2004-RN2	5.065	04/25/09	Aaa	183,689
74,669	i,m,v	AQ Finance NIM Trust Series 2004-RN3	5.045	05/25/09	Aaa	74,507
2,000,000		Capital One Auto Finance Trust Series 2007-B
		(Class A3A)	5.030	04/15/12	Aaa	2,012,296
2,108,319		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	2,101,939
705,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	703,961
2,548,636	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2002-2 (Class 1A5)	5.833	04/25/32	Aaa	2,542,013
851,128	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	496,882
851,128	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	832,445
940,258		CIT Equipment Collateral Series 2005-VT1
		(Class A4)	4.360	11/20/12	Aaa	937,589
488,803	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class BF)	6.830	06/25/33	Ba1	227,295
715,719	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	569,699
3,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	2,947,156
1,700,000		Citicorp Mortgage Securities, Inc Series 2006-2
		(Class A3)	5.563	09/25/36	Aaa	1,661,387
500,000		Countrywide Alternative Loan Trust Series 2004-
		29CB (Class A7)	5.375	01/25/35	NR	480,070
732,243		Countrywide Alternative Loan Trust Series 2004-
		30CB (Class 1A15)	5.500	08/25/16	Aaa	718,682
1,800,000		Countrywide Alternative Loan Trust Series 2005-
		42CB (Class A12)	5.500	10/25/35	Aa1	1,584,954
2,500,000	i	Countrywide Asset-Backed Certificates Series 2007-
		S2 (Class A3)	5.813	05/25/37	Aaa	2,307,947
170,153	i	Countrywide Home Equity Loan Trust Series 2004-
		B (Class 1A)	5.248	02/15/29	Aaa	165,783
241,792	i	Credit-Based Asset Servicing and Securitization
		LLC Series 2007-MX1 (Class A1)	5.763	12/25/36	Aaa	241,195
1,100,000	i	Credit-Based Asset Servicing and Securitization
		LLC Series 2007-MX1 (Class A2)	5.825	12/25/36	Aaa	1,000,032
94,408		Detroit Edison Securitization Funding LLC Series
		2001-1 (Class A3)	5.875	03/01/10	Aaa	94,576
3,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	Aaa	2,781,050
2,650,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	10/25/29	Aaa	2,471,852

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,650,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810%	10/25/29	Aaa	$2,258,579
427,038	i	Golden Securities Corp Series 2003-A (Class A1)	5.525	12/02/13	Aaa	426,411
4,500,000		Hertz Vehicle Financing LLC Series 2005-1A
		(Class A3)	5.010	02/25/11	Aaa	4,534,587
400,000		Hertz Vehicle Financing LLC Series 2005-1A
		(Class A5)	5.080	11/25/11	Aaa	402,789
596,637		HFC Home Equity Loan Asset Backed Certificates
		Series 2006-4 (Class A1F)	5.790	03/20/36	Aaa	593,576
1,423,522	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	1,417,686
4,000,000		Honda Auto Receivables Owner Trust Series 2007-
		1 (Class A4)	5.090	07/18/13	NR	4,042,456
884,635		Household Automotive Trust Series 2006-2 (Class
		A3)	5.610	08/17/11	Aaa	890,605
3,000,000		Household Automotive Trust Series 2006-3 (Class
		A4)	5.340	09/17/13	Aaa	3,045,891
1,436,447	i	IXIS Real Estate Capital Trust Series 2006-HE1
		(Class A2)	5.005	03/25/36	Aaa	1,424,223
2,250,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	2,266,487
1,416,470		Marriott Vacation Club Owner Trust Series 2006-
		1A (Class A)	5.737	04/20/28	Aaa	1,435,304
1,320,555		Marriott Vacation Club Owner Trust Series 2006-
		2A (Class A)	5.362	10/20/28	Aaa	1,345,268
388,485		Marriott Vacation Club Owner Trust Series 2007-
		1A (Class A)	5.518	05/20/29	Aaa	387,645
372,698	m,v	New York City Tax Lien Series 2006-AA (Class A)	5.930	11/10/19	Aaa	372,233
200,000		Nissan Auto Lease Trust Series 2006-A
		(Class A4)	5.100	07/16/12	Aaa	201,858
641,273		Peco Energy Transition Trust Series 1999-A (Class
		A7)	6.130	03/01/09	Aaa	645,075
206,601		Public Service New Hampshire Funding LLC
		Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	207,372
1,000,000	i	Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	978,200
943,143	i	Residential Asset Mortgage Products, Inc Series
		2003-RZ5 (Class A7)	4.970	09/25/33	Aaa	921,452
5,000,000	i	Residential Asset Mortgage Products, Inc Series
		2004-RS11 (Class M1)	5.485	11/25/34	Aa1	4,837,048
527,043	i	Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	525,178
7,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A3)	5.790	02/25/36	Aaa	6,242,247
500,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	258,366
1,500,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	649,956
1,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	Aaa	903,680
3,528,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440	09/25/36	Aaa	3,402,199

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 250,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520%	04/25/21	Aaa	$236,974
3,000,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	2,604,822
1,000,000	i	Saxon Asset Securities Trust Series 2002-2 (Class
		AF6)	6.120	11/25/30	Aaa	990,266
1,899,866	m	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	1,954,562
5,900,000	m,v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	5,667,458
2,111,270	m,v	Wachovia Amortization Controlled Heloc NIM
		Series 2006-N1 (Class N1)	5.683	08/12/47	A3	2,077,992
2,000,000		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Aaa	2,003,332
371,196	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.225	05/25/35	NR	361,692
		TOTAL ASSET BACKED				88,154,236

OTHER MORTGAGE BACKED SECURITIES - 8.69%
1,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-1 (Class B)	4.990	11/10/42	NR	959,049
3,000,000		Banc of America Commercial Mortgage, Inc Series
		2002-2 (Class A3)	5.118	07/11/43	NR	3,035,071
80,000		Banc of America Commercial Mortgage, Inc Series
		2006-4 (Class A4)	5.634	07/10/46	Aaa	81,687
225,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-6 (Class AJ)	5.181	09/10/47	Aaa	211,443
350,000		Banc of America Commercial Mortgage, Inc Series
		2007-2 (Class A2)	5.634	04/10/49	NR	354,962
811,312		Banc of America Mortgage Securities, Inc Series
		2006-1 (Class A8)	6.000	05/25/36	Aaa	815,841
195,105		Bank of America Alternative Loan Trust Series
		2004-8 (Class 3A1)	5.500	09/25/19	Aaa	192,007
1,450,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-T22 (Class A4)	5.465	04/12/38	Aaa	1,479,981
700,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW14 (Class A4)	5.201	12/11/38	NR	692,978
500,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-PW11 (Class A4)	5.457	03/11/39	NR	507,453
700,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2005-PW10 (Class AJ)	5.459	12/11/40	Aaa	669,399
1,175,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW13 (Class A4)	5.540	09/11/41	NR	1,192,931
600,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-T24 (Class A4)	5.537	10/12/41	Aaa	609,301
1,300,000		Citicorp Mortgage Securities, Inc Series 2005-4
		(Class 1A7)	5.500	07/25/35	Aa1	1,204,697
1,100,000		Citigroup/Deutsche Bank Commercial Mortgage
		Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	1,121,407
1,556,637		Citimortgage Alternative Loan Trust Series 2006-
		A1 (Class 2A1)	5.250	03/25/21	Aaa	1,570,745
739,277		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	740,283
750,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C4 (Class A3)	5.467	09/15/39	Aaa	755,860

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,250,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C5 (Class A3)	5.311%	12/15/39	Aaa	$1,245,653
1,980,521	i	Credit Suisse/Morgan Stanley Commercial
		Mortgage Certificate Series HC1A (Class A1)	5.218	05/15/23	Aaa	1,951,096
1,000,000		GE Capital Commercial Mortgage Corp Series
		2003-C2 (Class A4)	5.145	07/10/37	Aaa	1,009,192
500,000	i	GE Capital Commercial Mortgage Corp Series
		2005-C3 (Class A5)	4.979	07/10/45	NR	493,966
1,000,000	i	Greenwich Capital Commercial Funding Corp
		Series 2007-GG11 (Class A2)	5.597	12/10/49	NR	1,010,153
500,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	507,797
750,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class A2)	5.778	08/10/45	Aaa	764,411
790,975	i	GSAA Trust Series 2004-3 (Class AF3)	5.691	04/25/34	Aaa	792,900
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	1,014,606
750,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2006-LDP7 (Class A2)	5.861	04/15/45	Aaa	767,800
1,100,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	1,104,357
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-LD11 (Class AJ)	5.819	06/15/49	Aaa	965,551
700,000		LB-UBS Commercial Mortgage Trust Series 2005-
		C3 (Class A2)	4.553	07/15/30	Aaa	693,537
100,000	i	LB-UBS Commercial Mortgage Trust Series 2006-
		C4 (Class A4)	5.883	06/15/38	Aaa	104,358
1,000,000	i	LB-UBS Commercial Mortgage Trust Series 2005-
		C5 (Class AJ)	5.057	09/15/40	NR	925,074
211,775		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.000	10/25/20	Aaa	210,916
1,000,000	i	Merrill Lynch Mortgage Trust Series 2003-KEY1
		(Class A4)	5.236	11/12/35	NR	1,013,246
275,000	i	Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.659	05/12/39	NR	283,145
1,000,000	i	Merrill Lynch Mortgage Trust Series 2004-BPC1
		(Class AJ)	4.922	10/12/41	A	940,064
425,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1
		(Class A4)	5.291	01/12/44	Aaa	423,783
250,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2006-1 (Class A4)	5.428	02/12/39	NR	253,436
771,654	i	Morgan Stanley Capital I Series 2006-HE1 (Class
		A2)	4.985	01/25/36	Aaa	759,982
1,200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class
		A2)	4.809	01/14/42	NR	1,195,883
250,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class
		AJ)	5.777	10/15/42	NR	241,864
1,100,000		Morgan Stanley Capital I Series 2006-IQ12 (Class
		A2)	5.283	12/15/43	NR	1,102,278
500,000		Morgan Stanley Capital I Series 2007-HQ11 (Class
		A31)	5.439	02/12/44	Aaa	498,850
550,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class
		AJ)	5.468	03/12/44	Aaa	527,535

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 100,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class
		A4)	5.731%	07/12/44	NR	$102,762
940,000		Residential Accredit Loans, Inc Series 2005-QS6
		(Class A7)	5.750	05/25/35	Aa1	854,538
400,000		Residential Accredit Loans, Inc Series 2005-QS17
		(Class A1)	6.000	12/25/35	Aaa	384,094
1,000,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2005-C20 (Class A7)	5.118	07/15/42	Aaa	982,759
100,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C30 (Class AM)	5.383	12/15/43	Aaa	97,522
750,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C31 (Class A2)	5.421	04/15/47	Aaa	753,330
4,170,783		Washington Mutual, Inc Series 2003-S10 (Class
		A1)	4.500	10/25/18	NR	4,075,082
2,581,954		Wells Fargo Mortgage Backed Securities Trust
		Series 2004-7 (Class 1A1)	4.500	07/25/19	NR	2,522,247
2,010,932		Wells Fargo Mortgage Backed Securities Trust
		Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	1,993,826
		TOTAL OTHER MORTGAGE BACKED SECURITIES				48,762,688

		TOTAL STRUCTURED ASSETS				136,916,924
		(Cost $141,577,184)

SHARES		COMPANY
PREFERRED STOCKS - 0.05%

DEPOSITORY INSTITUTIONS - 0.05%
14,000		Bank of America Corp	6.204	12/30/49	Aa3	303,800
		TOTAL DEPOSITORY INSTITUTIONS				303,800

		TOTAL PREFERRED STOCKS				303,800
		(Cost $350,000)

TIAA-CREF MUTUAL FUNDS - 0.71%
410,941		TIAA-CREF Institutional High Yield Fund II				3,986,134
		TOTAL TIAA-CREF MUTUAL FUNDS				3,986,134
		(Cost $4,202,219)

SHORT-TERM INVESTMENTS - 1.95%

PRINCIPAL		ISSUER
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.51%
$ 8,440,000		Federal Home Loan Bank (FHLB)		01/02/08		8,440,000
						8,440,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.44%
2,467,427		State Street Navigator Securities Lending Prime Portfolio				2,467,427
						2,467,427
		TOTAL SHORT-TERM INVESTMENTS				10,907,427
		(Cost $10,906,665)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

VALUE
	TOTAL PORTFOLIO - 100.52%	$563,891,476
(Cost $565,873,916)
	OTHER ASSETS & LIABILITIES, NET - (0.52)%	(2,927,088)

	NET ASSETS - 100.00%	$560,964,388

ABBREVIATION:
NR - Not Rated

+	As provided by Moody's Investors Service (unaudited).
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At December 31, 2007, the value of these securities amounted to $21,742,789 or 3.88% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate at December 31, 2007.
j	Zero coupon
v	Security valued at fair value.

At December 31, 2007, the unrealized depreciation on investments was $1,982,458, consisting of gross unrealized appreciation of $7,509,446 and gross unrealized depreciation of $9,491,904.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SHORT-TERM BOND FUND II
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 84.36%

CORPORATE BONDS - 26.58%

AMUSEMENT AND RECREATION SERVICES - 0.49%
$ 350,000		Walt Disney Co	5.700%	07/15/11	A2	$364,829
1,000,000		Walt Disney Co	4.700	12/01/12	A2	999,967
		TOTAL AMUSEMENT AND RECREATION SERVICES				1,364,796

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.18%
500,000		Home Depot, Inc	3.750	09/15/09	Baa1	490,909
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				490,909

BUSINESS SERVICES - 0.22%
500,000		Daimler Finance North America LLC	5.875	03/15/11	A3	507,349
100,000		Daimler Finance North America LLC	5.750	09/08/11	A3	101,485
		TOTAL BUSINESS SERVICES				608,834

CHEMICALS AND ALLIED PRODUCTS - 1.31%
100,000		Abbott Laboratories	5.600	05/15/11	A1	103,564
2,000,000		Clorox Co	5.450	10/15/12	Baa1	2,016,520
1,250,000		Eli Lilly & Co	2.900	03/15/08	Aa3	1,245,903
300,000		Lubrizol Corp	4.625	10/01/09	Baa3	301,276
		TOTAL CHEMICALS AND ALLIED PRODUCTS				3,667,263

COMMUNICATIONS - 1.21%
1,500,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	1,529,650
250,000		Allbritton Communications Co	7.750	12/15/12	B1	247,500
500,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	500,000
295,000		Rogers Wireless, Inc	8.000	12/15/12	Ba1	307,776
600,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	601,206
200,000		Viacom, Inc	5.750	04/30/11	Baa3	202,516
		TOTAL COMMUNICATIONS				3,388,648

DEPOSITORY INSTITUTIONS - 6.62%
700,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	738,269
1,500,000		Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	1,458,750
350,000		Bank of America Corp	4.875	09/15/12	Aa1	350,858
600,000		Citigroup, Inc	5.100	09/29/11	Aa3	603,341
4,000,000		Citigroup, Inc	5.250	02/27/12	Aa3	4,030,860
275,000		Deutsche Bank AG.	5.375	10/12/12	Aa1	281,781
165,000		FIA Card Services NA	5.375	01/15/08	Aaa	165,027
500,000		FIA Card Services NA	7.125	11/15/12	Baa2	543,226
1,250,000		JPMorgan Chase & Co	3.500	03/15/09	Aa2	1,229,694
750,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	747,035
1,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	1,038,644
250,000		Popular North America, Inc	3.875	10/01/08	A3	247,606
250,000		Popular North America, Inc	5.650	04/15/09	A3	252,447

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 625,000		US Bank NA	5.700%	12/15/08	Aa2	$632,816
125,000	g	VTB Capital S.A.	6.609	10/31/12	A2	122,688
625,000		Wachovia Corp	5.300	10/15/11	Aa3	626,389
500,000		Washington Mutual, Inc	5.500	08/24/11	Baa2	445,983
2,900,000		Wells Fargo & Co	4.875	01/12/11	Aa1	2,938,988
1,000,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	1,057,952
1,000,000		Western Financial Bank	9.625	05/15/12	Aa2	1,075,543
		TOTAL DEPOSITORY INSTITUTIONS				18,587,897

EATING AND DRINKING PLACES - 0.22%
625,000		McDonald's Corp	5.950	01/15/08	A3	625,213
		TOTAL EATING AND DRINKING PLACES				625,213

ELECTRIC, GAS, AND SANITARY SERVICES - 2.21%
625,000		Atmos Energy Corp	4.000	10/15/09	Baa3	615,847
300,000		Commonwealth Edison Co	3.700	02/01/08	Baa2	299,619
275,000		Consumers Energy Co	4.400	08/15/09	Baa1	272,606
2,475,000		Duke Energy Carolinas LLC	3.750	03/05/08	A2	2,468,221
1,250,000		Ohio Power Co	5.300	11/01/10	A3	1,276,900
625,000		ONEOK Partners LP	5.900	04/01/12	Baa2	642,624
600,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	643,178
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				6,218,995

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.11%
300,000		Hewlett-Packard Co	3.625	03/15/08	A2	299,302
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				299,302

FABRICATED METAL PRODUCTS - 0.36%
1,000,000		Stanley Works	5.000	03/15/10	A2	1,016,267
		TOTAL FABRICATED METAL PRODUCTS				1,016,267

FOOD AND KINDRED PRODUCTS - 0.89%
200,000		Bottling Group LLC	4.625	11/15/12	Aa2	200,637
625,000	g	Cadbury Schweppes US Finance LLC	3.875	10/01/08	Baa2	621,214
625,000		Diageo Capital plc	5.125	01/30/12	A3	625,677
440,000		Diageo Finance BV	3.875	04/01/11	A3	426,032
625,000		Kraft Foods, Inc	4.000	10/01/08	Baa2	619,983
		TOTAL FOOD AND KINDRED PRODUCTS				2,493,543

FOOD STORES - 0.44%
625,000		Fred Meyer, Inc	7.450	03/01/08	Baa2	627,189
625,000		Safeway, Inc	4.125	11/01/08	Baa2	618,279
		TOTAL FOOD STORES				1,245,468

GENERAL BUILDING CONTRACTORS - 0.17%
500,000		DR Horton, Inc	9.750	09/15/10	Ba2	489,609
		TOTAL GENERAL BUILDING CONTRACTORS				489,609

GENERAL MERCHANDISE STORES - 0.22%
625,000	e	Target Corp	3.375	03/01/08	A2	623,357
		TOTAL GENERAL MERCHANDISE STORES				623,357

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 0.22%
$ 625,000		Simon Property Group LP	5.600%	09/01/11	A3	$627,041
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				627,041

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.89%
1,250,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	1,235,392
250,000		Hewlett-Packard Co	5.250	03/01/12	A2	256,071
1,000,000		IBM International Group Capital LLC	5.050	10/22/12	A1	1,018,685
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				2,510,148

INSTRUMENTS AND RELATED PRODUCTS - 0.09%
250,000		Xerox Corp	7.625	06/15/13	Baa2	260,885
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				260,885

INSURANCE CARRIERS - 0.46%
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	253,576
1,000,000		Prudential Financial, Inc	5.800	06/15/12	A3	1,024,814
		TOTAL INSURANCE CARRIERS				1,278,390

MISCELLANEOUS RETAIL - 0.36%
1,000,000		CVS Caremark Corp	5.750	08/15/11	Baa2	1,024,338
		TOTAL MISCELLANEOUS RETAIL				1,024,338

NONDEPOSITORY INSTITUTIONS - 4.66%
271,327	i	Aames Mortgage Trust Series 2002-1 (Class A3)	6.896	06/25/32	Aaa	272,099
250,000		American Express Centurion Bank	5.550	10/17/12	Aa3	254,390
300,000		American General Finance Corp	2.750	06/15/08	A1	296,648
1,250,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	1,284,681
600,000		Boeing Capital Corp Ltd	6.100	03/01/11	A3	628,898
100,000		Capital One Financial Corp	5.700	09/15/11	A3	96,606
488,803	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class BF)	6.830	06/25/33	Ba1	227,295
767,247	i	Countrywide Asset-Backed Certificates Series 2006-
		S3 (Class A1)	4.975	06/25/21	Aaa	730,183
1,000,000	i	Countrywide Financial Corp	5.315	05/07/12	Baa3	749,453
150,000		Countrywide Home Loans, Inc	3.250	05/21/08	Baa3	135,550
500,000		Ford Motor Credit Co	5.700	01/15/10	B1	450,489
300,000		Ford Motor Credit Co	9.875	08/10/11	B1	283,748
		GE Capital Commercial Mortgage Corp Series 2005-
300,000	i	C3 (Class A5)	4.979	07/10/45	NR	296,380
500,000		General Motors Acceptance Corp LLC	6.625	05/15/12	Ba3	415,659
500,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class A2)	5.778	08/10/45	Aaa	509,608
1,250,000		HSBC Finance Corp	5.250	01/14/11	Aa3	1,249,578
2,000,000		HSBC Finance Corp	5.900	06/19/12	Aa3	2,031,694
500,000		International Lease Finance Corp	5.450	03/24/11	A1	503,873
350,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2006-LDP7 (Class A2)	5.861	04/15/45	Aaa	358,307
660,000		Morgan Stanley Capital I Series 2006-IQ12 (Class	5.283	12/15/43		661,367
		A2)			NR
625,000		Residential Capital LLC	7.625	11/21/08	Ba3	496,875
500,000		Residential Capital LLC	8.000	06/01/12	Ba3	307,500
500,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	493,408

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 350,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C31 (Class A2)	5.421%	04/15/47	Aaa	$351,554
		TOTAL NONDEPOSITORY INSTITUTIONS				13,085,843

OIL AND GAS EXTRACTION - 1.05%
625,000		Anadarko Petroleum Corp	3.250	05/01/08	Baa3	620,835
250,000		BJ Services Co	5.750	06/01/11	Baa1	256,320
2,000,000	g	Weatherford International, Inc	5.950	06/15/12	Baa1	2,076,474
		TOTAL OIL AND GAS EXTRACTION				2,953,629

PIPELINES, EXCEPT NATURAL GAS - 0.93%
750,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	745,400
625,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	625,416
625,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	622,117
625,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	627,981
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,620,914

PRINTING AND PUBLISHING - 0.35%
1,000,000		Thomson Corp	5.250	08/15/13	Baa1	982,143
		TOTAL PRINTING AND PUBLISHING				982,143

REAL ESTATE - 0.47%
1,500,000	i,g	USB Realty Corp	6.091	12/30/49	A1	1,332,656
		TOTAL REAL ESTATE				1,332,656

SECURITY AND COMMODITY BROKERS - 1.71%
500,000		Franklin Resources, Inc	3.700	04/15/08	A1	498,814
500,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	445,163
650,000		Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	657,403
500,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	445,625
600,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	593,693
1,250,000		Merrill Lynch & Co, Inc	4.125	09/10/09	A1	1,229,953
925,000		Morgan Stanley	3.625	04/01/08	Aa3	921,084
		TOTAL SECURITY AND COMMODITY BROKERS				4,791,735

TRANSPORTATION BY AIR - 0.11%
300,000		FedEx Corp	3.500	04/01/09	Baa2	295,153
		TOTAL TRANSPORTATION BY AIR				295,153

TRANSPORTATION EQUIPMENT - 0.63%
1,250,000		General Dynamics Corp	3.000	05/15/08	A2	1,242,753
350,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C31 (Class A2)	5.421	04/15/47	Aaa	351,554
		TOTAL NONDEPOSITORY INSTITUTIONS				13,085,843

OIL AND GAS EXTRACTION - 1.05%
625,000		Anadarko Petroleum Corp	3.250	05/01/08	Baa3	620,835
250,000		BJ Services Co	5.750	06/01/11	Baa1	256,320
2,000,000	g	Weatherford International, Inc	5.950	06/15/12	Baa1	2,076,474
		TOTAL OIL AND GAS EXTRACTION				2,953,629

PIPELINES, EXCEPT NATURAL GAS - 0.93%
750,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	745,400

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 625,000		Enterprise Products Operating LP	4.950%	06/01/10	Baa3	$625,416
625,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	622,117
625,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	627,981
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,620,914

PRINTING AND PUBLISHING - 0.35%
1,000,000		Thomson Corp	5.250	08/15/13	Baa1	982,143
		TOTAL PRINTING AND PUBLISHING				982,143

REAL ESTATE - 0.47%
1,500,000	i,g	USB Realty Corp	6.091	12/30/49	A1	1,332,656
		TOTAL REAL ESTATE				1,332,656

SECURITY AND COMMODITY BROKERS - 1.71%
500,000		Franklin Resources, Inc	3.700	04/15/08	A1	498,814
500,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	445,163
650,000		Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	657,403
500,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	445,625
600,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	593,693
1,250,000		Merrill Lynch & Co, Inc	4.125	09/10/09	A1	1,229,953
925,000		Morgan Stanley	3.625	04/01/08	Aa3	921,084
		TOTAL SECURITY AND COMMODITY BROKERS				4,791,735

TRANSPORTATION BY AIR - 0.11%
300,000		FedEx Corp	3.500	04/01/09	Baa2	295,153
		TOTAL TRANSPORTATION BY AIR				295,153

TRANSPORTATION EQUIPMENT - 0.63%
1,250,000		General Dynamics Corp	3.000	05/15/08	A2	1,242,753
500,000		Honeywell International, Inc	5.625	08/01/12	A2	517,780
		TOTAL TRANSPORTATION EQUIPMENT				1,760,533

		TOTAL CORPORATE BONDS				74,643,509
		(Cost $75,446,307)

GOVERNMENT BONDS - 57.78%

AGENCY SECURITIES - 26.47%
750,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	745,994
750,000		FFCB	4.125	04/15/09	Aaa	753,065
2,000,000		Federal Home Loan Bank (FHLB)	5.000	10/16/09	Aaa	2,012,170
3,000,000		FHLB	5.375	08/19/11	Aaa	3,165,432
500,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	02/27/09	Aaa	499,192
4,700,000		FHLMC	4.750	11/03/09	Aaa	4,796,759
6,500,000		FHLMC	4.875	02/09/10	Aaa	6,670,001
2,700,000		FHLMC	7.000	03/15/10	Aaa	2,893,703
663,443		FHLMC	5.125	10/15/15	Aaa	666,247
16,000,000		Federal National Mortgage Association (FNMA)	6.000	05/15/08	Aaa	16,081,040
3,000,000		FNMA	5.375	08/15/09	Aaa	3,082,668
3,650,000		FNMA	5.100	09/10/09	Aaa	3,672,568
3,000,000		FNMA	4.625	12/15/09	Aaa	3,059,418
12,900,000		FNMA	7.125	06/15/10	Aaa	13,956,317
3,500,000		FNMA	6.250	02/01/11	Aa2	3,748,794

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 200,000		Private Export Funding Corp	5.870%	07/31/08	Aaa	$201,731
1,000,000		Private Export Funding Corp	7.200	01/15/10	Aaa	1,070,167
7,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	7,268,261
		TOTAL AGENCY SECURITIES				74,343,527

FOREIGN GOVERNMENT BONDS - 3.13%
250,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	256,123
1,100,000		Eksportfinans A/S	5.000	02/14/12	Aaa	1,135,420
1,400,000	g	Emirate of Abu Dhabi	5.500	08/02/12	Aa2	1,439,847
1,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	1,003,535
1,500,000		International Finance Corp	5.125	05/02/11	Aaa	1,573,134
1,550,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	1,582,479
250,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	263,801
1,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	1,011,384
500,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	518,791
		TOTAL FOREIGN GOVERNMENT BONDS				8,784,514

MORTGAGE BACKED SECURITIES - 1.17%
662,007		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		680,311
169,691		FHLMC	6.000	12/15/30		171,674
120,190		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17		123,090
547,186		FGLMC	5.500	01/01/19		554,747
472,983		FGLMC	5.500	01/01/19		479,518
634,052		Federal National Mortgage Association (FNMA)	6.283	12/01/08		638,665
93,827		FNMA	5.000	06/01/13		95,090
485,450		FNMA	5.000	02/25/35		487,850
55,623	i	Government National Mortgage Association
		(GNMA)	6.221	06/16/21		55,855
		TOTAL MORTGAGE BACKED SECURITIES				3,286,800

U.S. TREASURY SECURITIES - 27.01%
12,627,175		United States Treasury Inflation Indexed Bonds	0.875	04/15/10		12,584,761
3,088,710		United States Treasury Inflation Indexed Bonds	2.000	04/15/12		3,201,158
1,000,000		United States Treasury Note	5.125	06/30/08		1,008,281
4,000,000		United States Treasury Note	3.875	05/15/09		4,041,876
2,000,000		United States Treasury Note	4.000	08/31/09		2,029,376
8,068,000		United States Treasury Note	3.625	10/31/09		8,147,421
2,500,000		United States Treasury Note	4.500	11/30/11		2,608,985
21,211,000		United States Treasury Note	4.625	12/31/11		22,248,345
3,393,000		United States Treasury Note	4.250	09/30/12		3,512,020
10,300,000		United States Treasury Note	3.875	10/31/12		10,501,973
5,000,000		United States Treasury Note	3.375	11/30/12		4,983,205
996,000		United States Treasury Note	0.000	12/31/12		1,003,470
		TOTAL U.S. TREASURY SECURITIES				75,870,871

		TOTAL GOVERNMENT BONDS				162,285,712
		(Cost $158,685,348)

		TOTAL BONDS				236,929,221
		(Cost $234,131,655)
STRUCTURED ASSETS - 12.49%

ASSET BACKED - 11.03%
1,000,000		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A4)	5.640	09/06/13	Aaa	1,019,834

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 55,677		Asset Backed Funding Corp NIM Trust Series 2005-
		WMC1 (Class N1)	5.900%	07/26/35	NR	$223
1,000,000		Capital One Auto Finance Trust Series 2007-A
		(Class A3A)	5.250	08/15/11	Aaa	1,006,643
281,109		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	280,258
1,500,000	i	Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	Aa3	1,259,268
425,564	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	248,441
425,564	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M2)	5.700	02/25/35	A2	378,939
221,592		Chase Manhattan Auto Owner Trust Series 2004-A
		(Class A4)	2.830	09/15/10	Aaa	220,743
1,241,141		CIT Equipment Collateral Series 2005-VT1 (Class
		A4)	4.360	11/20/12	Aaa	1,237,617
715,719	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	569,699
5,500,000	i	Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	5,403,119
2,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	Aaa	1,854,033
227,292	i	GMAC Mortgage Corporation Loan Trust 2005-
		HE2 A3	4.622	11/25/35	Aaa	224,935
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	10/25/29	Aaa	1,865,549
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810	10/25/29	Aaa	1,704,588
250,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	251,832
1,983,059		Marriott Vacation Club Owner Trust Series 2006-1A
		(Class A)	5.737	04/20/28	Aaa	2,009,426
328,851	m,v	New York City Tax Lien Series 2006-AA (Class A)	5.930	11/10/19	Aaa	328,441
500,000	i	Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	489,100
4,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A3)	5.790	02/25/36	Aaa	3,566,998
2,000,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class A3)	5.570	02/25/36	Aaa	1,652,452
500,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	216,652
2,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A2)	5.950	02/25/36	Aaa	1,946,113
1,300,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	Aaa	1,174,784
1,000,000	i	Saxon Asset Securities Trust Series 2002-2 (Class
		AF6)	6.120	11/25/30	Aaa	990,266
1,055,481	m	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	1,085,868
		TOTAL ASSET BACKED				30,985,821

OTHER MORTGAGE BACKED SECURITIES - 1.46%
523,972		Banc of America Mortgage Securities, Inc Series
		2006-1 (Class A8)	6.000	05/25/36	Aaa	526,897
388,609		First Horizon Asset Securities, Inc Series 2003-9
		(Class 1A4)	5.500	11/25/33		391,452

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,000,000		LB-UBS Commercial Mortgage Trust Series 2005-
		C3 (Class A2)	4.553%	07/15/30	Aaa	$1,981,533
1,200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	1,195,883
		TOTAL OTHER MORTGAGE BACKED SECURITIES				4,095,765

		TOTAL STRUCTURED ASSETS				35,081,586
		(Cost $37,550,713)

SHARES		COMPANY

PREFERRED STOCKS - 0.90%

NONDEPOSITORY INSTITUTIONS - 0.90%
18,600		Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49		486,390
79,583		Federal National Mortgage Association (FNMA)	8.250	12/30/49		2,049,262
		TOTAL NONDEPOSITORY INSTITUTIONS				2,535,652

		TOTAL PREFERRED STOCKS				2,535,652
		(Cost $2,454,575)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 1.39%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.23%
$ 3,450,000		Federal Home Loan Bank (FHLB)	0.000	01/02/08		3,450,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				3,450,000

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.16%
457,675		State Street Navigator Securities Lending Prime Portfolio				457,675
						457,675
		TOTAL SHORT-TERM INVESTMENTS				3,907,675
		(Cost $3,907,364)

		TOTAL PORTFOLIO - 99.14%				278,454,134
		(Cost $278,044,307)

		OTHER ASSETS & LIABILITIES, NET - 0.86%				2,409,003

		NET ASSETS - 100.00%				$280,863,137

		ABBREVIATION:
		NR - Not Rated

	+	As provide by Moody's Investors Service (unaudited)
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions
		exempt from registration to qualified institutional buyers.
		At December 31, 2007, the value of these securities amounted to $9,911,584 or 3.53% of net assets.
	i	Floating rate or variable rate securities reflects the rate at December 31, 2007.
	v	Security valued at fair value.

		At December 31, 2007, the unrealized appreciation on investments was $409,827 consisting of
		gross unrealized appreciation of $4,625,779 and gross unrealized depreciation of $4,215,952.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
HIGH-YIELD FUND II
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

CORPORATE BONDS - 92.29%

AMUSEMENT AND RECREATION SERVICES - 2.75%
$ 2,100,000	g	Buffalo Thunder Development Authority	9.375%	12/15/14	B2	$1,869,000
1,125,000		Mohegan Tribal Gaming Authority	6.125	02/15/13	Baa3	1,099,688
2,333,000	g	Pokagon Gaming Authority	10.375	06/15/14	B3	2,507,975
1,500,000	g	Seminole Indian Tribe of Florida	7.804	10/01/20	Ba1	1,547,520
2,750,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	2,708,750
750,000		WMG Acquisition Corp	7.375	04/15/14	B2	577,500
		TOTAL AMUSEMENT AND RECREATION SERVICES				10,310,433

APPAREL AND OTHER TEXTILE PRODUCTS - 0.28%
1,348,000	e	Broder Brothers Co	11.250	10/15/10	Caa1	1,037,960
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				1,037,960

AUTO REPAIR, SERVICES AND PARKING - 2.18%
1,680,000		Avis Budget Car Rental LLC	7.625	05/15/14	Ba3	1,604,400
1,640,000		Hertz Corp	8.875	01/01/14	B1	1,662,550
2,960,000	e	Hertz Corp	10.500	01/01/16	B2	3,063,600
2,509,000		Keystone Automotive Operations, Inc	9.750	11/01/13	Caa2	1,844,115
		TOTAL AUTO REPAIR, SERVICES AND PARKING				8,174,665

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.36%
2,155,000		Asbury Automotive Group, Inc	8.000	03/15/14	B3	2,036,475
1,500,000		Autonation, Inc	7.000	04/15/14	Ba2	1,421,250
1,690,000		Sonic Automotive, Inc	8.625	08/15/13	B1	1,643,525
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				5,101,250

BUSINESS SERVICES - 3.37%
1,700,000		Activant Solutions, Inc	9.500	05/01/16	Caa1	1,470,500
1,513,000	i,m,v	Advanstar Communications, Inc	10.360	11/30/14	Caa2	1,391,960
1,069,000	g	Ceridian Corp	11.250	11/15/15	Caa2	991,498
990,000	g,o	Ceridian Corp	12.250	11/15/15	Caa2	923,175
1,275,000		Deluxe Corp	7.375	06/01/15	Ba2	1,268,625
3,250,000	e	Lamar Media Corp	7.250	01/01/13	Ba3	3,250,000
852,000		Lamar Media Corp	6.625	08/15/15	Ba3	828,570
625,000	g	Lamar Media Corp	6.625	08/15/15	Ba3	607,813
1,259,000	g	Open Solutions, Inc	9.750	02/01/15	Caa1	1,147,264
852,000		United Rentals North America, Inc	7.750	11/15/13	B3	741,240
		TOTAL BUSINESS SERVICES				12,620,645

CHEMICALS AND ALLIED PRODUCTS - 3.86%
1,880,000		Chemtura Corp	6.875	06/01/16	Ba2	1,767,200
1,250,000		Hercules, Inc	6.750	10/15/29	Ba3	1,203,125
1,375,000		Huntsman International LLC	7.875	11/15/14	B2	1,457,500
1,134,000	g	Ineos Group Holdings plc	8.500	02/15/16	B3	1,009,260

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,350,000	j	Koppers Holdings, Inc (Step Bond 0.000% until
		11/15/09, 9.875% until 11/15/14)		11/15/14	B3	$1,974,000
1,272,000		Koppers, Inc	9.875%	10/15/13	B2	1,338,780
1,000,000	g	Momentive Performance Materials, Inc	9.750	12/01/14	B3	920,000
1,500,000	g	Mosaic Co	7.625	12/01/14	Ba1	1,605,000
1,250,000		Nalco Co	7.750	11/15/11	B1	1,265,625
1,933,000	g	Reichhold Industries, Inc	9.000	08/15/14	B2	1,923,335
		TOTAL CHEMICALS AND ALLIED PRODUCTS				14,463,825

COAL MINING - 3.24%
3,050,000		Arch Western Finance LLC	6.750	07/01/13	B1	2,958,500
1,750,000		Consol Energy, Inc	7.875	03/01/12	Ba1	1,846,250
750,000		Foundation PA Coal Co	7.250	08/01/14	Ba3	740,625
4,456,000	g	Griffin Coal Mining Co Pty Ltd	9.500	12/01/16	Ba2	3,965,840
2,625,000		Peabody Energy Corp	6.875	03/15/13	Ba1	2,638,125
		TOTAL COAL MINING				12,149,340

COMMUNICATIONS - 9.45%
4,402,000		Allbritton Communications Co	7.750	12/15/12	B1	4,357,980
1,250,000	g	Charter Communications Operating LLC	8.000	04/30/12	B2	1,206,250
250,000		Citizens Communications Co	9.250	05/15/11	Ba2	270,625
1,530,000		Citizens Communications Co	7.125	03/15/19	Ba2	1,453,500
2,826,000		Citizens Communications Co	9.000	08/15/31	Ba2	2,818,935
1,812,000		CSC Holdings, Inc	7.625	04/01/11	B2	1,807,470
1,700,000		Echostar DBS Corp	6.375	10/01/11	Ba3	1,679,600
2,650,000		Echostar DBS Corp	6.625	10/01/14	Ba3	2,636,750
2,398,000		Intelsat Bermuda Ltd	11.250	06/15/16	Caa1	2,475,935
1,690,000		Intelsat Corp	9.000	08/15/14	B2	1,698,450
1,260,000		Intelsat Subsidiary Holding Co Ltd	8.250	01/15/13	B2	1,266,300
2,340,000	i	iPCS, Inc	7.036	05/01/13	B1	2,205,450
165,000		Quebecor Media, Inc	7.750	03/15/16	B2	158,400
1,600,000	g	Quebecor Media, Inc	7.750	03/15/16	B2	1,536,000
4,830,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	4,830,000
500,000	m,n,v	Velocita Corp	13.750	05/15/10	NA	0
1,250,000		Videotron Ltee	6.875	01/15/14	Ba1	1,223,438
3,650,000		Windstream Corp	8.125	08/01/13	Ba3	3,777,750
		TOTAL COMMUNICATIONS				35,402,833

EATING AND DRINKING PLACES - 0.25%
920,000		ARAMARK Corp	8.500	02/01/15	B3	931,500
		TOTAL EATING AND DRINKING PLACES				931,500

ELECTRIC, GAS, AND SANITARY SERVICES - 12.00%
375,000	e	AES Corp	9.375	09/15/10	B1	393,750
1,000,000		AES Corp	8.875	02/15/11	B1	1,042,500
1,500,000	g	AES Corp	8.000	10/15/17	B1	1,533,750
250,000	e	Allied Waste North America, Inc	6.500	11/15/10	B1	250,000
1,000,000		Allied Waste North America, Inc	5.750	02/15/11	B1	980,000
500,000		Allied Waste North America, Inc	6.375	04/15/11	B1	495,000
3,200,000		Allied Waste North America, Inc	7.875	04/15/13	B1	3,272,000
1,750,000	i	CMS Energy Corp	6.193	01/15/13	Ba1	1,666,875
2,531,000	e	Dynegy Holdings, Inc	8.750	02/15/12	B2	2,556,310
2,775,000		Edison Mission Energy	7.500	06/15/13	B1	2,844,375

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,275,000		Edison Mission Energy	7.000%	05/15/17	B1	$1,252,688
2,400,000	g	El Paso Performance-Linked Trust	7.750	07/15/11	Ba3	2,462,952
2,200,000	i,m,v	Energy Future Holdings Corp	10.011	10/10/14	NR	2,153,250
1,400,000	g	Energy Future Holdings Corp	10.875	11/01/17	B3	1,407,000
3,750,000	g	Intergen NV	9.000	06/30/17	Ba3	3,946,875
2,062,938		Midwest Generation LLC	8.300	07/02/09	Baa3	2,093,883
2,315,000		Mirant North America LLC	7.375	12/31/13	B1	2,320,788
1,250,000		NRG Energy, Inc	7.250	02/01/14	B1	1,218,750
2,500,000		NRG Energy, Inc	7.375	02/01/16	B1	2,437,500
250,000		Orion Power Holdings, Inc	12.000	05/01/10	B2	272,500
4,037,000		Reliant Energy, Inc	7.625	06/15/14	B3	3,996,630
1,075,000		Reliant Energy, Inc	6.750	12/15/14	B2	1,077,688
2,500,000		Sierra Pacific Resources	8.625	03/15/14	Ba3	2,671,330
1,250,000		Southern Natural Gas Co	8.000	03/01/32	Baa3	1,392,618
1,125,000		Williams Cos, Inc	8.125	03/15/12	Baa3	1,224,844
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				44,963,856

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.82%
2,871,000	e	Freescale Semiconductor, Inc	10.125	12/15/16	B3	2,368,575
3,500,000		L-3 Communications Corp	7.625	06/15/12	Ba3	3,583,125
845,000	g	Nortel Networks Ltd	10.125	07/15/13	B3	870,350
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				6,822,050

FABRICATED METAL PRODUCTS - 1.02%
1,250,000		Ball Corp	6.875	12/15/12	Ba1	1,268,750
2,227,000		Crown Americas LLC	7.625	11/15/13	B1	2,277,107
250,000		Crown Americas LLC	7.750	11/15/15	B1	257,500
		TOTAL FABRICATED METAL PRODUCTS				3,803,357

FOOD AND KINDRED PRODUCTS - 0.91%
1,140,000		Constellation Brands, Inc	8.375	12/15/14	Ba3	1,142,850
637,000	g	Constellation Brands, Inc	7.250	05/15/17	Ba3	589,225
1,750,000		Smithfield Foods, Inc	7.750	07/01/17	Ba3	1,693,125
		TOTAL FOOD AND KINDRED PRODUCTS				3,425,200

FOOD STORES - 1.19%
4,108,000		Stater Brothers Holdings	8.125	06/15/12	B2	4,056,650
426,000		Stater Brothers Holdings	7.750	04/15/15	B2	411,090
		TOTAL FOOD STORES				4,467,740

FURNITURE AND HOME FURNISHINGS STORES - 0.94%
3,400,000		GSC Holdings Corp	8.000	10/01/12	Ba3	3,540,250
		TOTAL FURNITURE AND HOME FURNISHINGS STORES				3,540,250

HEALTH SERVICES - 2.22%
1,750,000		DaVita, Inc	6.625	03/15/13	B1	1,741,250
1,850,000	e	DaVita, Inc	7.250	03/15/15	B2	1,854,625
3,860,000		HCA, Inc	9.125	11/15/14	B2	4,014,400
900,000		HCA, Inc	7.500	11/06/33	Caa1	704,250
		TOTAL HEALTH SERVICES				8,314,525

HOLDING AND OTHER INVESTMENT OFFICES - 2.16%
2,490,000	g	FMC Finance III S.A.	6.875	07/15/17	Ba3	2,490,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,750,000		Sungard Data Systems, Inc	9.125%	08/15/13	Caa1	$1,780,625
1,490,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	1,523,525
1,724,000		Susser Holdings LLC	10.625	12/15/13	B3	1,784,340
500,000	g	Susser Holdings LLC	10.625	12/15/13	B3	517,500
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				8,095,990

HOTELS AND OTHER LODGING PLACES - 1.45%
300,000		MGM Mirage	8.500	09/15/10	Ba2	311,250
3,250,000		MGM Mirage	6.750	09/01/12	Ba2	3,164,687
1,100,000	g,i	Seminole Hard Rock Entertainment, Inc	7.491	03/15/14	B1	1,050,500
1,000,000		Station Casinos, Inc	6.000	04/01/12	B2	890,000
		TOTAL HOTELS AND OTHER LODGING PLACES				5,416,437

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.92%
3,625,000		Scientific Games Corp	6.250	12/15/12	Ba3	3,461,875
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				3,461,875

INSURANCE CARRIERS - 0.44%
1,706,000		Centene Corp	7.250	04/01/14	Ba3	1,663,350
		TOTAL INSURANCE CARRIERS				1,663,350

JUSTICE, PUBLIC ORDER AND SAFETY - 0.20%
750,000		Corrections Corp of America	6.250	03/15/13	Ba2	738,750
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				738,750

LEGAL SERVICES - 1.14%
1,500,000		FTI Consulting, Inc	7.625	06/15/13	Ba2	1,537,500
2,614,000		FTI Consulting, Inc	7.750	10/01/16	Ba2	2,718,560
		TOTAL LEGAL SERVICES				4,256,060

METAL MINING - 1.45%
3,400,000		Freeport-McMoRan Copper & Gold, Inc	8.250	04/01/15	Ba3	3,604,000
1,705,000		Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba3	1,828,612
		TOTAL METAL MINING				5,432,612

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.36%
1,357,000	e	Sally Holdings LLC	9.250	11/15/14	B3	1,343,430
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				1,343,430

MISCELLANEOUS RETAIL - 1.23%
2,894,000		FTD, Inc	7.750	02/15/14	B3	2,720,360
2,104,000		Rite Aid Corp	7.500	01/15/15	B3	1,904,120
		TOTAL MISCELLANEOUS RETAIL				4,624,480

NONDEPOSITORY INSTITUTIONS - 6.27%
1,475,000		Ford Motor Credit Co	5.700	01/15/10	B1	1,328,943
1,550,000		Ford Motor Credit Co	7.875	06/15/10	B1	1,430,134
1,230,000		Ford Motor Credit Co	9.750	09/15/10	B1	1,173,668
1,704,000	e	Ford Motor Credit Co	9.875	08/10/11	B1	1,611,691
2,000,000		Ford Motor Credit Co	7.800	06/01/12	B1	1,753,324
1,500,000	e	Ford Motor Credit Co	7.000	10/01/13	B1	1,253,083
850,000		Ford Motor Credit Co	8.000	12/15/16	B1	721,999
1,650,000	e	General Motors Acceptance Corp LLC	5.625	05/15/09	Ba3	1,556,719

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 850,000		General Motors Acceptance Corp LLC	7.750%	01/19/10	Ba3	$792,897
1,850,000		General Motors Acceptance Corp LLC	7.250	03/02/11	Ba3	1,621,597
1,912,500	e	General Motors Acceptance Corp LLC	6.875	09/15/11	Ba3	1,636,132
800,000		General Motors Acceptance Corp LLC	6.625	05/15/12	Ba3	665,054
1,035,000	e	General Motors Acceptance Corp LLC	8.000	11/01/31	Ba3	868,236
2,328,000	g	LVB Acquisition Merger Sub, Inc	11.625	10/15/17	Caa1	2,293,080
1,530,000	g	Petroplus Finance Ltd	6.750	05/01/14	B1	1,424,812
5,250,000		Residential Capital LLC	7.875	06/30/10	Ba3	3,360,000
		TOTAL NONDEPOSITORY INSTITUTIONS				23,491,369

OIL AND GAS EXTRACTION - 8.33%
1,265,000		Chesapeake Energy Corp	7.625	07/15/13	Ba3	1,306,112
1,000,000		Chesapeake Energy Corp	7.500	09/15/13	Ba3	1,022,500
2,500,000		Chesapeake Energy Corp	7.750	01/15/15	Ba3	2,550,000
2,375,000		Chesapeake Energy Corp	6.875	11/15/20	Ba3	2,280,000
1,660,000		Chesapeake Energy Corp	2.750	11/15/35	Ba3	1,942,200
2,276,000		Cimarex Energy Co	7.125	05/01/17	B1	2,236,170
3,125,000		Complete Production Services, Inc	8.000	12/15/16	B2	3,023,437
2,410,000		Denbury Resources, Inc	7.500	04/01/13	B1	2,434,100
1,150,000		Denbury Resources, Inc	7.500	12/15/15	B1	1,161,500
1,575,000		Encore Acquisition Co	6.000	07/15/15	B1	1,417,500
675,000	e	Encore Acquisition Co	7.250	12/01/17	B1	642,937
1,720,000	g	Key Energy Services, Inc	8.375	12/01/14	B1	1,758,700
3,000,000		Plains Exploration & Production Co	7.000	03/15/17	B1	2,868,750
1,233,000	e	Range Resources Corp	7.500	05/15/16	Ba3	1,257,660
1,750,000		Range Resources Corp	7.500	10/01/17	Ba3	1,767,500
3,725,000		Sabine Pass LNG LP	7.250	11/30/13	Ba3	3,557,375
		TOTAL OIL AND GAS EXTRACTION				31,226,441

PAPER AND ALLIED PRODUCTS - 4.12%
1,182,000		Abitibi-Consolidated Co of Canada	6.000	06/20/13	B3	805,237
2,059,000		Abitibi-Consolidated, Inc	8.550	08/01/10	B3	1,801,625
2,985,000		Cenveo Corp	7.875	12/01/13	B3	2,660,381
846,000		Domtar Corp	7.875	10/15/11	NR	863,977
1,060,000		Domtar Corp	7.125	08/15/15	B1	1,038,800
1,680,000	g	Georgia-Pacific LLC	7.000	01/15/15	Ba3	1,633,800
1,720,000	e	Graphic Packaging International, Inc	8.500	08/15/11	B2	1,702,800
1,260,000		Greif, Inc	6.750	02/01/17	Ba2	1,231,650
1,950,000	e	Jefferson Smurfit Corp US	8.250	10/01/12	B3	1,920,750
844,000		Jefferson Smurfit Corp US	7.500	06/01/13	B3	808,130
946,000	g	NewPage Corp	10.000	05/01/12	B2	950,730
		TOTAL PAPER AND ALLIED PRODUCTS				15,417,880

PERSONAL SERVICES - 0.62%
2,400,000		Mac-Gray Corp	7.625	08/15/15	B2	2,340,000
		TOTAL PERSONAL SERVICES				2,340,000

PRIMARY METAL INDUSTRIES - 1.94%
2,346,000		General Cable Corp	7.125	04/01/17	B1	2,299,080
1,700,000	g,i,o	Noranda Aluminium Acquisition Corp	8.738	05/15/15	B3	1,428,000
2,030,000		Novelis, Inc	7.250	02/15/15	B3	1,908,200
1,000,000	g	Steel Dynamics, Inc	7.375	11/01/12	Ba2	1,005,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 640,000	g	Steel Dynamics, Inc	6.750%	04/01/15	Ba2	$617,600
		TOTAL PRIMARY METAL INDUSTRIES				7,257,880

PRINTING AND PUBLISHING - 3.53%
640,000		American Achievement Corp	8.250	04/01/12	B2	624,000
2,130,000		Idearc, Inc	8.000	11/15/16	B2	1,954,275
1,680,000		Medianews Group, Inc	6.875	10/01/13	B3	1,050,000
1,680,000		Medianews Group, Inc	6.375	04/01/14	B3	1,008,000
3,635,000		Morris Publishing Group LLC	7.000	08/01/13	B1	2,639,919
803,000	g	Quebecor World Capital Corp	8.750	03/15/16	Caa3	591,209
3,060,000		RH Donnelley Corp	8.875	01/15/16	B3	2,861,100
800,000	g	RH Donnelley Corp	8.875	10/15/17	B3	740,000
1,750,000		Visant Corp	7.625	10/01/12	B1	1,758,750
		TOTAL PRINTING AND PUBLISHING				13,227,253

SECURITY AND COMMODITY BROKERS - 0.51%
300,000		Corrections Corp of America	6.750	01/31/14	Ba2	301,125
1,000,000		E*Trade Financial Corp	7.375	09/15/13	Ba3	770,000
825,000	g	Nuveen Investments, Inc	10.500	11/15/15	B3	821,906
		TOTAL SECURITY AND COMMODITY BROKERS				1,893,031

SOCIAL SERVICES - 0.71%
2,780,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	2,647,950
		TOTAL SOCIAL SERVICES				2,647,950

STONE, CLAY, AND GLASS PRODUCTS - 0.27%
1,000,000		Owens Brockway Glass Container, Inc	8.875	02/15/09	Ba2	1,003,750
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				1,003,750

TRANSPORTATION BY AIR - 0.88%
3,278,000	g	Bristow Group, Inc	7.500	09/15/17	Ba2	3,294,390
		TOTAL TRANSPORTATION BY AIR				3,294,390

TRANSPORTATION EQUIPMENT - 3.79%
140,000	e,g	Allison Transmission	11.000	11/01/15	Caa1	127,400
1,250,000		American Railcar Industries, Inc	7.500	03/01/14	B1	1,181,250
2,452,000	e,g	Bombardier, Inc	6.750	05/01/12	Ba2	2,482,650
1,109,000	e,g	Bombardier, Inc	8.000	11/15/14	Ba2	1,158,905
500,000	e	General Motors Corp	7.200	01/15/11	Caa1	460,000
1,700,000	e	General Motors Corp	7.125	07/15/13	Baa1	1,474,750
650,000	e	General Motors Corp	7.700	04/15/16	Caa1	550,875
1,475,000		General Motors Corp	9.400	07/15/21	Caa1	1,309,800
2,670,000	e	General Motors Corp	8.375	07/15/33	Caa1	2,149,350
1,061,000	e,g	Hawker Beechcraft Acquisition Co LLC	9.750	04/01/17	Caa1	1,055,695
850,000	e	Lear Corp	8.500	12/01/13	B3	790,500
966,000		Trinity Industries, Inc	6.500	03/15/14	Baa3	949,095
566,000	g	TRW Automotive, Inc	7.000	03/15/14	Ba3	520,720
		TOTAL TRANSPORTATION EQUIPMENT				14,210,990

WATER TRANSPORTATION - 1.08%
4,021,000		Gulfmark Offshore, Inc	7.750	07/15/14	B1	4,061,210
		TOTAL WATER TRANSPORTATION				4,061,210

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
WHOLESALE TRADE-DURABLE GOODS - 2.49%
$ 3,390,000	g	Baker & Taylor, Inc	11.500%	07/01/13	B2	$3,356,100
1,900,000	e	IKON Office Solutions, Inc	7.750	09/15/15	Ba3	1,978,375
1,504,000		Interline Brands, Inc	8.125	06/15/14	B3	1,488,960
1,000,000	e	Russel Metals, Inc	6.375	03/01/14	Ba2	926,250
1,600,000	g	Ryerson, Inc	12.000	11/01/15	B2	1,580,000
		TOTAL WHOLESALE TRADE-DURABLE GOODS				9,329,685

WHOLESALE TRADE-NONDURABLE GOODS - 1.56%
1,500,000		AmeriGas Partners LP	7.125	05/20/16	B1	1,455,000
850,000		Inergy LP	6.875	12/15/14	B1	826,625
1,750,000		Inergy LP	8.250	03/01/16	B1	1,811,250
1,700,000		Supervalu, Inc	7.500	11/15/14	B1	1,742,500
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				5,835,375

		TOTAL CORPORATE BONDS				345,799,617
		(Cost $357,929,851)

SHARES		COMPANY
PREFERRED STOCKS - 0.47%
NONDEPOSITORY INSTITUTIONS - 0.47%
68,969		Federal National Mortgage Association (FNMA)	8.250	12/30/49	Aa3	1,775,952
		TOTAL PREFERRED STOCKS				1,775,952
		(Cost $1,724,225)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 12.62%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 5.33%
$ 19,980,000		Federal Home Loan Bank (FHLB)		01/02/08		19,980,000
						19,980,000
SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.29%
27,308,597		State Street Navigator Securities Lending Prime Portfolio				27,308,597
						27,308,597

		TOTAL SHORT-TERM INVESTMENTS				47,288,597
		(Cost $47,286,794)

		TOTAL PORTFOLIO - 105.38%				394,864,166
		(Cost $406,940,870)
		OTHER ASSETS & LIABILITIES, NET - (5.38)%				(20,172,785)

		NET ASSETS - 100.00%				$374,691,381

	+	As provided by Moody's Investors Service (unaudited)
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transactions exempt from registration to qualified institutional buyers.
		At December 31, 2007, the value of these securities amounted to $66,116,729 or 17.65% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate at December 31, 2007.
	j	Zero coupon
	m	Indicates a security that has been deemed illiquid.

		At December 31, 2007, the unrealized depreciation on investments was $12,076,703, consisting of gross
		unrealized appreciation of $3,183,379 and gross unrealized depreciation of $15,260,082.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
TAX-EXEMPT BOND FUND II
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

LONG -TERM MUNICIPAL BONDS - 99.84%

ALABAMA - 1.03%
$ 250,000		City of Birmingham AL	5.000%	12/01/16	Aaa	$273,870
2,400,000		Courtland Industrial Development Board	5.000	11/01/13	Baa3	2,425,200
		TOTAL ALABAMA				2,699,070

ALASKA - 0.94%
1,410,000		Alaska Railroad Corp	5.250	08/01/16	Aaa	1,561,646
975,000		Northern TOB Securitization Corp	4.625	06/01/23	Baa3	905,024
		TOTAL ALASKA				2,466,670

ARIZONA - 3.07%
640,000		Arizona Health Facilities Authority	5.625	12/01/15	Aaa	695,514
1,000,000		Arizona Health Facilities Authority	6.375	12/01/37	NA	1,143,840
1,000,000		Arizona Water Infrastructure Finance Authority	5.000	10/01/14	Aaa	1,094,360
1,185,000		Arizona Water Infrastructure Finance Authority	5.000	10/01/16	Aaa	1,307,482
1,670,000		Greater Arizona Development Authority	5.000	08/01/14	Aaa	1,809,829
570,000		Mesa AZ	5.000	07/01/19	Aaa	623,751
1,260,000		Tucson AZ	5.250	07/01/14	Aaa	1,378,768
		TOTAL ARIZONA				8,053,544

ARKANSAS - 1.79%
1,185,000		Arkansas Development Finance Authority	5.000	11/01/14	NA	1,290,524
1,600,000		Arkansas Development Finance Authority	5.500	12/01/18	NR	1,824,096
650,000		Fayetteville AR	5.000	11/01/16	Aaa	715,150
765,000		North Little Rock AR	6.500	07/01/15	Aaa	869,247
		TOTAL ARKANSAS				4,699,017

CALIFORNIA - 3.90%
1,000,000	i	California Pollution Control Financing Authority	5.125	11/01/23	NA	963,700
600,000	i	California Pollution Control Financing Authority	2.480	12/01/12	Aaa	600,000
20,000	i	Delta Counties Home Mortgage Finance Authority	6.700	06/01/24	Aaa	20,379
2,500,000		Long Beach Bond Finance Authority	5.250	11/15/22	A1	2,520,400
2,000,000		Los Angeles Unified School District	5.000	10/01/17	Aaa	2,181,860
1,700,000		San Diego Unified School District	5.500	07/01/19	Aaa	1,950,325
1,800,000		State of California	5.000	11/01/17	Aaa	1,980,288
		TOTAL CALIFORNIA				10,216,952

COLORADO - 0.21%
250,000		City of Colorado Springs CO	5.375	11/15/13	Aa2	268,008
165,000		Interlocken Metropolitan District	5.625	12/15/16	NA	170,338
120,000		Vista Ridge Metropolitan District	4.125	12/01/16	Aa3	115,888
		TOTAL COLORADO				554,234

CONNECTICUT - 0.62%
1,360,000		Connecticut Municipal Electric Energy Cooperative	7.000	01/01/15	#Aaa	1,623,500
		TOTAL CONNECTICUT				1,623,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
DISTRICT OF COLUMBIA - 1.20%
$ 2,100,000		District of Columbia	5.000%	06/01/16	Aaa	$2,284,590
685,000		District of Columbia	5.250	01/01/14	Aaa	745,424
100,000		District of Columbia	6.000	08/15/10	Aaa	107,198
		TOTAL DISTRICT OF COLUMBIA				3,137,212

FLORIDA - 6.80%
1,485,000		Broward County School Board	5.250	07/01/16	Aaa	1,626,491
1,500,000		Broward County School Board	5.250	07/01/15	Aaa	1,643,715
1,150,000		Charlotte County FL	5.000	10/01/14	Aaa	1,253,454
1,600,000		First Governmental Financing Commission	5.500	07/01/15	Aaa	1,795,840
2,500,000		Florida Department of Transportation	5.000	07/01/18	Aa2	2,721,275
725,000		Florida State Board of Education	5.000	07/01/18	Aaa	765,665
1,890,000		Florida State Board of Education	5.000	07/01/14	Aaa	2,038,554
1,925,000		Lake County School Board	5.250	06/01/18	Aaa	2,121,254
2,000,000		Lake County School Board	5.250	06/01/17	Aaa	2,189,420
100,000		Orange County Health Facilities Authority	5.700	10/01/12	#Aaa	110,034
1,440,000		Orange County Health Facilities Authority	6.250	10/01/10	Aaa	1,557,864
		TOTAL FLORIDA				17,823,566

GEORGIA - 2.84%
100,000		Cherokee County Water & Sewer Authority	5.500	08/01/18	Aaa	112,242
115,000		City of Atlanta GA	5.500	11/01/17	Aaa	128,993
270,000		City of Atlanta GA	5.500	11/01/10	NA	285,212
300,000		City of Atlanta GA	5.500	11/01/13	NA	329,034
35,000		City of Atlanta GA	5.500	11/01/18	NA	39,345
2,080,000		City of Atlanta GA	5.500	11/01/14	NA	2,301,250
695,000		Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	Aaa	800,522
500,000		Metropolitan Atlanta Rapid Transit Authority	7.000	07/01/11	NA	546,155
480,000		Municipal Electric Authority of Georgia	6.500	01/01/17	A1	561,619
670,000		State of Georgia	5.000	07/01/13	Aaa	726,783
1,390,000		State of Georgia	5.750	08/01/16	Aaa	1,613,206
		TOTAL GEORGIA				7,444,361

ILLINOIS - 3.06%
940,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	7.000	01/01/11	#Aaa	1,009,278
1,000,000		Chicago Public Building Commission Building	5.000	03/01/15	Aaa	1,086,290
1,000,000		City of Chicago IL	5.000	12/01/15	Aaa	1,091,980
655,000		Cook County Community Consolidated School District No 64	5.500	12/01/14	Aaa	735,179
225,000	i	Illinois Finance Authority	5.500	03/01/14	Ba1	222,442
1,000,000		Illinois Municipal Electric Agency	5.250	02/01/17	Aaa	1,106,340
1,175,000		Kendall-Grundy Etc Counties High School District No 18	5.000	10/01/14	Aaa	1,280,703
100,000		Madison-Bond Etc Counties Community Unit School District No 5	5.000	02/01/19	A3	108,594
1,260,000		Metropolitan Pier & Exposition Authority	5.375	06/01/13	Aaa	1,375,454
		TOTAL ILLINOIS				8,016,260

INDIANA - 5.33%
2,500,000		Avon Community School Building Corp	5.000	07/15/17	Aaa	2,723,350
1,200,000		Center Grove School Building Corp	5.000	07/15/14	Aaa	1,298,436
1,120,000		Franklin Community Multi-School Building Corporation	5.000	07/15/22	Aaa	1,204,045
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/15	Aaa	1,092,310
1,520,000		Hammond Multi-School Building Corp	5.000	07/15/17	Aaa	1,655,797

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,120,000		Indiana Bond Bank	5.250%	04/01/19	Aaa	$2,339,717
600,000		Indiana State Finance Authority Revenue	5.000	02/01/15	Aaa	654,384
1,240,000		Indianapolis Local Public Improvement Bond Bank	5.000	07/01/16	Aaa	1,344,321
515,000		New Albany Floyd County School Building Corp	5.000	07/15/15	NA	562,540
1,005,000		Northwest Allen School Building Corp	5.000	01/15/18	Aaa	1,103,912
		TOTAL INDIANA				13,978,812

KENTUCKY - 0.33%
820,000		Kentucky Turnpike Authority	6.000	07/01/11	#Aaa	867,453
		TOTAL KENTUCKY				867,453

LOUISIANA - 1.80%
1,500,000		City of New Orleans LA	5.500	12/01/21	Aaa	1,678,515
3,020,000		Desoto Parish LA	5.000	10/01/12	Baa3	3,052,767
		TOTAL LOUISIANA				4,731,282

MARYLAND - 0.43%
1,000,000		State of Maryland	5.250	03/01/17	Aaa	1,126,880
		TOTAL MARYLAND				1,126,880

MASSACHUSETTS - 2.85%
2,000,000		Commonwealth of Massachusetts	5.000	10/01/27	Aa2	2,162,280
1,000,000	i	Massachusetts Development Finance Agency	3.360	10/01/42	A3	1,000,000
970,000		Massachusetts Housing Finance Agency	4.700	12/01/16	Aa3	977,149
2,525,000		Massachusetts St Water Pollution Abatement	5.000	08/01/16	Aaa	2,772,021
500,000		Massachusetts St Water Pollution Abatement	5.250	08/01/17	Aaa	561,565
		TOTAL MASSACHUSETTS				7,473,015

MICHIGAN - 5.28%
1,175,000		Ann Arbor School District	5.000	05/01/15	Aaa	1,276,884
1,135,000		Bedford Public School District	5.000	05/01/14	Aaa	1,234,823
1,505,000		Caledonia Community Schools	5.000	05/01/15	Aaa	1,635,499
1,400,000		Detroit MI	5.000	07/01/14	Aaa	1,516,774
650,000		Forest Hills Public Schools	5.000	05/01/15	Aaa	710,730
1,750,000		L'Anse Creuse Public Schools	5.000	05/01/15	Aaa	1,913,503
850,000		New Haven Community Schools	5.250	05/01/16	Aaa	947,478
225,000		State of Michigan	5.250	05/15/18	Aaa	252,313
1,325,000		State of Michigan	5.500	11/01/16	Aa3	1,500,973
1,395,000		State of Michigan	5.500	11/01/18	Aaa	1,598,447
1,150,000		Wayne County Airport Authority	5.000	12/01/17	Aaa	1,239,367
		TOTAL MICHIGAN				13,826,791

MINNESOTA - 0.42%
1,000,000		Minnesota Public Facilities Authority	5.000	03/01/16	Aaa	1,104,120
		TOTAL MINNESOTA				1,104,120

MISSISSIPPI - 3.17%
1,120,000		Harrison County Wasterwater Management District	5.000	02/01/15	Baa1	1,203,653
1,090,000		Mississippi Development Bank Special Obligation	5.000	11/01/17	NA	1,190,749
2,000,000		Mississippi Development Bank Special Obligation	5.000	07/01/17	NA	2,181,420
900,000		State of Mississippi	5.000	12/01/13	Aaa	974,961
2,500,000		State of Mississippi	5.000	12/01/17	Aa3	2,745,700
		TOTAL MISSISSIPPI				8,296,483

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
MISSOURI - 3.61%
$ 1,795,000	City of Sikeston MO	5.000%	06/01/22	Aaa	$1,797,782
1,425,000	Missouri State Board of Public Buildings	5.000	10/01/16	Aa1	1,570,037
1,325,000	Missouri State Environmental Improvement & Energy
	Resources Authority	5.500	07/01/12	Aaa	1,448,079
2,100,000	Missouri State Health & Educational Facilities
	Authority	6.750	05/15/13	#Aaa	2,450,028
2,000,000	St Louis Regional Convention & Sports Complex
	Authority	5.250	08/15/14	Aaa	2,186,460
	TOTAL MISSOURI				9,452,386

NEBRASKA - 0.79%
1,000,000	Central Plains Energy Project	5.000	12/01/15	Aaa	1,031,580
1,000,000	Central Plains Energy Project	5.250	12/01/18	Aa3	1,036,960
	TOTAL NEBRASKA				2,068,540

NEVADA - 0.19%
500,000	County of Clark NV	5.300	10/01/11	NR	500,380
	TOTAL NEVADA				500,380

NEW JERSEY - 2.93%
2,000,000	Garden State Preservation Trust	6.375	11/01/15	Aaa	2,356,020
675,000	New Jersey Economic Development Authority	5.250	09/01/14	Aaa	738,295
865,000	New Jersey Economic Development Authority	5.375	06/15/14	Aa3	914,859
230,000	New Jersey State Turnpike Authority	5.700	05/01/13	#Aaa	243,733
20,000	New Jersey State Turnpike Authority	6.500	01/01/16	A3	23,149
55,000	New Jersey State Turnpike Authority	6.500	01/01/16	Aaa	63,664
230,000	New Jersey State Turnpike Authority	6.500	01/01/16	A3	266,230
1,000,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/19	A1	1,111,750
260,000	New Jersey Transportation Trust Fund Authority	5.500	12/15/15	Aaa	293,298
1,000,000	New Jersey Transportation Trust Fund Authority	5.500	12/15/17	Aaa	1,132,610
350,000	State of New Jersey	5.500	07/15/16	Aaa	396,820
120,000	Tobacco Settlement Financing Corp	6.375	06/01/32	#Aaa	135,680
	TOTAL NEW JERSEY				7,676,108

NEW MEXICO - 0.88%
1,895,000	New Mexico Finance Authority	5.000	12/15/14	Aa2	2,076,257
205,000	New Mexico Mortgage Finance Authority	6.000	07/01/10	#Aaa	219,252
	TOTAL NEW MEXICO				2,295,509

NEW YORK - 5.25%
100,000	Dutchess County Resource Recovery Agency	5.000	01/01/10	N.A.	101,146
410,000	East Rochester Housing Authority	4.200	08/15/17	N.A.	412,169
195,000	Lackawanna Housing Authority	5.000	09/01/16	N.A.	207,234
2,000,000	Long Island Power Authority	5.250	12/01/14	A3	2,196,340
500,000	Metropolitan Transportation Authority	5.125	07/01/13	Aaa	508,200
700,000	Metropolitan Transportation Authority	5.500	11/15/13	Aaa	778,309
250,000	Metropolitan Transportation Authority	5.750	01/01/18	Aaa	291,800
810,000	New York State Dormitory Authority	4.150	08/15/17	N.A.	809,984
1,085,000	New York State Dormitory Authority	5.000	07/01/17	N.A.	1,106,353
1,000,000	New York State Dormitory Authority	5.000	07/01/16	Ba2	989,780
1,825,000	New York State Environmental Facilities Corp	5.000	03/15/14	N.A.	1,981,530

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
$ 1,000,000	New York State Environmental Facilities Corp	5.250%	12/15/18	N.A.	$1,133,640
1,730,000	New York State Thruway Authority	5.500	04/01/12	A1	1,873,711
1,300,000	Tobacco Settlement Financing Authority	5.500	06/01/16	A1	1,369,550
	TOTAL NEW YORK				13,759,746

NORTH CAROLINA - 0.44%
250,000	North Carolina Municipal Power Agency No 1
	Catawba	5.500	01/01/15	Aaa	278,965
40,000	North Carolina Municipal Power Agency No 1
	Catawba	6.000	01/01/11	Aaa	43,041
780,000	Pitt County NC	5.250	12/01/21	#Aaa	831,012
	TOTAL NORTH CAROLINA				1,153,018

OHIO - 4.68%
1,000,000	Buckeye Tobacco Settlement Financing Authority	5.000	06/01/15	Baa3	1,003,010
1,820,000	Cincinnati City School District	5.000	12/01/16	Aaa	1,988,004
200,000	Dayton OH	6.050	10/01/09	NA	209,708
165,000	Medina County Library District	5.250	12/01/19	Aaa	176,738
100,000	Ohio State Water Development Authority	6.000	12/01/16	#Aaa	110,946
1,000,000	Olentangy Local School District	5.500	12/01/19	Aaa	1,100,630
4,000,000	State of Ohio	4.950	09/01/20	NA	3,966,360
1,400,000	State of Ohio	5.000	06/15/14	Aa1	1,523,606
2,000,000	State of Ohio	5.000	05/01/17	Aa1	2,198,400
	TOTAL OHIO				12,277,402

OREGON - 0.99%
665,000	Oregon State Department of Administrative Services	5.000	04/01/13	Aaa	717,316
1,750,000	Oregon State Department of Administrative Services	5.250	05/01/17	Aaa	1,866,778
	TOTAL OREGON				2,584,094

PENNSYLVANIA - 7.30%
240,000	Allegheny County Hospital Development Authority	5.300	07/01/26	Aaa	266,654
1,580,000	Carbon County Hospital Authority	5.400	11/15/14	Aaa	1,695,640
1,855,000	Carbon County Industrial Development Authority	6.650	05/01/10	NR	1,894,382
500,000	City of Philadelphia PA	5.000	07/01/15	Aaa	547,325
1,000,000	City of Philadelphia PA	5.000	08/01/16	Aaa	1,090,910
825,000	City of Pittsburgh PA	5.000	09/01/13	Aaa	893,714
900,000	Commonwealth of Pennsylvania	5.000	01/01/16	Aa2	988,794
1,900,000	Commonwealth of Pennsylvania	5.375	07/01/17	Aa2	2,151,142
1,900,000	Delaware Valley Regional Financial Authority	5.500	07/01/12	Aa2	2,053,387
285,000	Pennsylvania Economic Development Financing
	Authority	5.250	12/01/16	N.A.	286,083
115,000	Pennsylvania Economic Development Financing
	Authority	6.000	11/01/11	A2	121,529
1,030,000	Pennsylvania Economic Development Financing
	Authority	6.000	11/01/09	A2	1,066,205
280,000	Pennsylvania Economic Development Financing
	Authority	6.250	11/01/31	A2	291,990
235,000	Pennsylvania Economic Development Financing
	Authority	6.375	11/01/41	A2	245,512
1,250,000	Pennsylvania Economic Development Financing
	Authority	6.500	11/01/16	A2	1,336,688
500,000	Philadelphia Authority for Industrial Development	4.250	09/01/19	NA	467,145

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,000,000		Philadelphia School District	5.000%	06/01/24	Aaa	$2,151,260
1,370,000		Pittsburgh Urban Redevelopment Authority	6.000	09/01/16	#Aaa	1,573,048
		TOTAL PENNSYLVANIA				19,121,408

PUERTO RICO - 5.96%
560,000		Commonwealth of Puerto Rico	5.000	07/01/13	Baa3	578,715
1,000,000		Commonwealth of Puerto Rico	5.250	07/01/16	Baa3	1,046,690
1,200,000		Commonwealth of Puerto Rico	5.250	07/01/12	Baa3	1,249,092
2,015,000		Commonwealth of Puerto Rico	5.500	07/01/15	Baa3	2,144,565
1,000,000		Government Development Bank for Puerto Rico	5.000	12/01/16	Baa3	1,034,100
2,300,000		Puerto Rico Highway & Transportation Authority	5.000	07/01/14	Baa3	2,385,077
2,670,000		Puerto Rico Public Buildings Authority	5.000	07/01/28	Baa3	2,735,735
1,000,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	Baa3	1,057,640
3,235,000	i	Puerto Rico Public Finance Corp	5.750	08/01/27	Ba1	3,379,022
		TOTAL PUERTO RICO				15,610,636

RHODE ISLAND - 0.85%
1,000,000		Rhode Island State & Providence Plantations	5.000	10/01/16	Aaa	1,099,420
1,015,000		Rhode Island State & Providence Plantations	5.250	10/01/14	Aaa	1,116,957
		TOTAL RHODE ISLAND				2,216,377

SOUTH CAROLINA - 0.76%
385,000		County of Greenville SC	5.000	04/01/17	Aaa	396,242
150,000		Georgetown County SC	5.700	04/01/14	Baa3	156,702
1,320,000		Scago Educational Facilities Corp for Colleton School
		District	5.000	12/01/16	Aaa	1,441,849
		TOTAL SOUTH CAROLINA				1,994,793

SOUTH DAKOTA - 0.44%
1,000,000		Sioux Falls SD	6.750	11/15/33	NA	1,153,320
		TOTAL SOUTH DAKOTA				1,153,320

TENNESSEE - 2.43%
100,000		Clarksville Natural Gas Acquisition Corp	5.000	12/15/16	A1	100,643
990,000		Memphis-Shelby County Airport Authority	5.000	09/01/09	Baa2	1,011,265
105,000		Shelby County Health Educational & Housing
		Facilities Board	5.500	08/15/19	Aaa	117,973
5,000,000		Tennessee Energy Acquisition Corp	5.000	09/01/16	Aa3	5,134,000
		TOTAL TENNESSEE				6,363,881

TEXAS - 11.84%
2,500,000		Alliance Airport Authority	4.850	04/01/21	Baa2	2,379,900
3,900,000		Brazos River Authority	4.900	10/01/15	Aaa	4,011,033
490,000		Brazos River Authority	5.125	05/01/19	Aaa	502,216
715,000		Brazos River Authority	5.125	11/01/20	Aaa	738,588
135,000	i	Brazos River Authority	6.300	07/01/32	Caa1	123,269
80,000		Brazos River Authority	7.700	04/01/33	Caa1	82,576
390,000		City of Corpus Christi TX	5.000	07/15/15	Aaa	424,390
1,425,000		City of Houston TX	5.000	11/15/14	Aaa	1,553,450
260,000		City of Houston TX	5.800	07/01/10	#Aaa	268,736
2,000,000		County of Fort Bend TX	5.000	03/01/16	Aaa	2,181,560
1,500,000		County of Harris TX	5.000	08/15/16	Aaa	1,631,115
2,500,000		County of Harris TX	5.250	08/15/19	Aaa	2,807,725

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 500,000		Guadalupe-Blanco River Authority	5.250%	04/15/19	Aaa	$535,350
35,000		Harris County Flood Control District	5.000	10/01/14	Aa1	38,039
1,305,000		Lower Colorado River Authority	5.000	05/15/17	Aaa	1,376,397
1,050,000		Lower Colorado River Authority	6.000	01/01/17	Aaa	1,236,806
235,000		North Central Texas Health Facility Development
		Corp	5.500	06/01/21	#Aaa	264,869
500,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/18	Aa3	521,420
1,000,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/16	Aa3	1,049,930
2,000,000		SA Energy Acquisition Public Facility Corp	5.500	08/01/19	Aa3	2,123,140
75,000	i	Sabine River Authority	5.500	05/01/22	Caa1	71,684
1,145,000	i	Sabine River Authority	5.800	07/01/22	Caa1	1,037,565
1,845,000		Sabine River Authority	6.150	08/01/22	Caa1	1,730,204
450,000		San Felipe-Del Rio Consolidated Independent School
		District	5.500	08/15/19	Aaa	477,131
2,500,000		Texas Municipal Gas Acquisition & Supply Corp I	5.250	12/15/17	A1	2,552,375
1,210,000		Texas Public Building Authority	7.125	08/01/11	Aaa	1,299,818
		TOTAL TEXAS				31,019,286

VIRGINIA - 1.49%
1,700,000		City of Hopewell VA	5.000	07/15/09	A2	1,729,614
2,000,000		Virginia College Building Authority	5.000	09/01/14	Aa1	2,182,920
		TOTAL VIRGINIA				3,912,534

WASHINGTON - 2.38%
75,000		Cowlitz County Public Utility District No 1	5.000	09/01/11	Aaa	79,730
125,000		Cowlitz County Public Utility District No 1	5.000	09/01/11	Aaa	132,305
690,000		Port of Seattle WA	5.000	03/01/15	Aaa	746,828
2,925,000		Port of Seattle WA	5.500	09/01/17	Aaa	3,295,978
830,000		State of Washington	5.000	07/01/18	Aaa	892,723
1,000,000		Washington Economic Development Finance
		Authority	5.000	06/01/16	Aaa	1,086,390
		TOTAL WASHINGTON				6,233,954

WISCONSIN - 1.56%
1,650,000		State of Wisconsin	5.000	05/01/17	Aaa	1,805,513
2,000,000		State of Wisconsin	5.250	05/01/15	Aaa	2,210,720
70,000		State of Wisconsin	6.875	06/01/11	Aa1	75,403
		TOTAL WISCONSIN				4,091,636

		TOTAL LONG-TERM MUNICIPAL BONDS				261,624,230
		(Cost $259,605,500)

SHORT -TERM MUNICIPAL BONDS - 0.32%
NEW YORK - 0.32%
845,000	i	New York City Municipal Water Finance Authority	3.640	06/15/35	Aa2	845,000
		TOTAL NEW YORK				845,000

		TOTAL SHORT-TERM MUNICIPAL BONDS				845,000
		(Cost $845,000)

		TOTAL PORTFOLIO - 100.16%				262,469,230
		(Cost $260,450,500)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

		VALUE
	OTHER ASSETS AND LIABILITIES, NET - (0.16)%	$(407,692)

	NET ASSETS - 100.00%	$262,061,538

	ABBREVIATION:
	AMT - Alternative Minimum Tax
	COP - Certificate of Participation
	ETM - Escrowed to Maturity
	GO - General Obligation
	NR - Not Rated

i	Variable rate demand note (VRDN)

	At December 31, 2007, the unrealized appreciation on investments was $2,018,726, consisting of
	gross unrealized appreciation of $3,251,843 and gross unrealized depreciation of $1,233,117.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Inflation-Linked Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INFLATION-LINKED BOND FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

GOVERNMENT BONDS - 98.95%
U.S. TREASURY SECURITIES - 98.95%
$ 20,661,546	k	United States Treasury Inflation Indexed Bonds	3.875%	01/15/09	$21,271,702
15,975,371	k	United States Treasury Inflation Indexed Bonds	4.250	01/15/10	17,046,216
36,817,311	k	United States Treasury Inflation Indexed Bonds	0.875	04/15/10	36,693,643
15,773,124	k	United States Treasury Inflation Indexed Bonds	3.500	01/15/11	16,963,507
22,982,865	k	United States Treasury Inflation Indexed Bonds	2.375	04/15/11	23,956,052
8,906,862	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/12	9,716,131
17,965,996	k	United States Treasury Inflation Indexed Bonds	2.000	04/15/12	18,620,067
30,164,741	k	United States Treasury Inflation Indexed Bonds	3.000	07/15/12	32,669,715
28,085,368	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/13	28,941,102
28,024,151	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/14	28,945,894
26,561,847	k	United States Treasury Inflation Indexed Bonds	2.000	07/15/14	27,443,780
18,272,138	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	18,344,934
22,609,594	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	23,045,892
22,120,809	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	22,701,481
21,926,439	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	23,382,487
19,942,807	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	21,044,329
17,640,525	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	19,033,844
34,891,172	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	36,684,928
23,183,955	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	23,121,591
18,208,560	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	19,282,501
23,102,233	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	29,332,213
26,815,146	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	35,528,728
7,144,511	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	9,167,551
		TOTAL U.S. TREASURY SECURITIES			542,938,288

		TOTAL GOVERNMENT BONDS
		(Cost $524,517,451)			542,938,288

SHORT-TERM INVESTMENTS - 0.17%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.17%
920,000		Federal Home Loan Bank (FHLB)		01/02/08	920,000
		TOTAL SHORT-TERM INVESTMENTS			920,000
		(Cost $919,917)

		TOTAL PORTFOLIO - 99.12%
		(Cost $525,437,368)			543,858,288

		OTHER ASSETS & LIABILITIES, NET - 0.88%			4,844,092

		NET ASSETS - 100.00%			$548,702,380

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the
		Consumer Price Index.

		At December 31, 2007, the unrealized appreciation on investments was $18,420,920.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007
			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 100.30%

BANK NOTES - 6.05%
$ 1,663,000	JPMorgan Chase Bank NA	0.000%	01/02/08	$1,662,759
1,346,000	JPMorgan Chase Bank NA	0.000	01/08/08	1,344,639
1,105,000	JPMorgan Chase Bank NA	0.000	01/22/08	1,101,842
1,095,000	JPMorgan Chase Bank NA	0.000	02/26/08	1,086,654
1,178,000	JPMorgan Chase Bank NA	0.000	02/27/08	1,168,861
1,112,000	JPMorgan Chase Bank NA	0.000	03/05/08	1,102,017
10,000,000	JPMorgan Chase Bank NA	0.000	03/20/08	9,903,444
1,439,000	JPMorgan Chase Bank NA	0.000	04/10/08	1,421,812
1,321,000	JPMorgan Chase Bank NA	0.000	04/21/08	1,303,404
2,126,000	JPMorgan Chase Bank NA	0.000	06/09/08	2,086,315
1,794,000	JPMorgan Chase Bank NA	0.000	06/23/08	1,757,582
7,000,000	JPMorgan Chase Bank NA	5.130	01/10/08	7,000,000
9,000,000	Wachovia Bank NA	0.000	03/11/08	8,912,500
10,000,000	Wachovia Bank NA	0.000	04/10/08	9,869,722
7,200,000	Wachovia Bank NA	0.000	05/23/08	7,075,590
15,000,000	Wells Fargo Bank NA	4.600	01/07/08	15,000,000
15,000,000	Wells Fargo Bank NA	4.600	01/08/08	15,000,000
	TOTAL BANK NOTES			86,797,141

CERTIFICATES OF DEPOSIT - 7.16%
10,000,000	American Express Bank FSB	5.170	01/09/08	10,000,044
5,000,000	American Express Bank FSB	5.170	03/03/08	5,000,170
10,000,000	American Express Centurion Bank	4.750	02/13/08	10,000,177
3,800,000	Banco Bilbao Vizcaya Argentaria S.A.	5.400	06/04/08	3,806,640
4,000,000	Bank of Montreal	4.810	02/06/08	4,000,059
5,000,000	Bank of Nova Scotia	4.680	02/11/08	5,000,000
10,000,000	Bank of Nova Scotia	4.700	03/06/08	10,000,000
10,000,000	Barclays Bank plc	4.990	02/27/08	10,000,000
3,310,000	Barclays Bank plc	5.190	02/12/08	3,310,000
5,000,000	Calyon	4.820	01/31/08	5,000,041
5,000,000	Deutsche Bank AG.	4.950	01/24/08	5,000,032
7,700,000	Deutsche Bank AG.	5.020	01/16/08	7,700,032
10,000,000	Dexia Banque S.A.	4.850	01/03/08	10,000,008
9,000,000	Dexia Banque S.A.	4.990	03/10/08	9,000,340
5,000,000	Royal Bank of Canada	5.060	01/25/08	5,000,049
	TOTAL CERTIFICATES OF DEPOSIT			102,817,592

COMMERCIAL PAPER - 70.19%
10,000,000	Abbey National North America LLC		01/08/08	9,990,919
8,065,000	Abbey National North America LLC		01/09/08	8,056,164
14,000,000	Abbey National North America LLC		02/05/08	13,936,436
8,706,000	Air Products & Chemicals		01/11/08	8,695,166
8,000,000	American Express Credit Corp		01/14/08	7,986,971
3,120,000	American Honda Finance Corp		01/04/08	3,118,835
5,000,000	American Honda Finance Corp		01/16/08	4,990,625

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 14,000,000	American Honda Finance Corp	01/25/08	$13,958,400
5,000,000	American Honda Finance Corp	02/12/08	4,974,625
4,300,000	American Honda Finance Corp	02/13/08	4,277,042
3,000,000	American Honda Finance Corp	02/21/08	2,982,150
10,000,000	American Honda Finance Corp	01/29/08	9,964,922
13,615,000	Bank of America Corp	02/21/08	13,522,387
7,000,000	Bank of America Corp	02/25/08	6,947,490
7,900,000	Bank of America Corp	03/06/08	7,831,819
5,000,000	Bank of America Corp	04/08/08	4,934,667
1,665,000	Bank of Scotland	01/18/08	1,661,069
10,000,000	Bank of Scotland	01/23/08	9,969,444
10,100,000	Bank of Scotland	01/28/08	10,061,368
9,495,000	Bank of Scotland	02/26/08	9,425,534
8,205,000	Bank of Scotland	02/29/08	8,140,153
3,800,000	Barclays U.S. Funding Corp	01/03/08	3,798,959
1,700,000	Calyon North America, Inc	01/18/08	1,696,066
5,000,000	Canadian Imperial Holding, Inc	01/30/08	4,981,057
1,700,000	Canadian Imperial Holding, Inc	02/05/08	1,691,736
10,000,000	Canadian Imperial Holding, Inc	02/12/08	9,945,890
6,755,000	Ciesco LLC	01/15/08	6,741,603
5,000,000	Ciesco LLC	01/17/08	4,989,156
12,000,000	Ciesco LLC	01/22/08	11,965,210
5,000,000	Ciesco LLC	02/19/08	4,969,375
5,000,000	Citigroup Funding, Inc	01/11/08	4,993,681
6,000,000	Citigroup Funding, Inc	01/24/08	5,979,492
7,000,000	Citigroup Funding, Inc	01/25/08	6,975,967
11,000,000	Citigroup Funding, Inc	01/29/08	10,959,703
2,200,000	Citigroup Funding, Inc	02/04/08	2,189,923
7,500,000	Citigroup Funding, Inc	02/25/08	7,447,292
5,000,000	Citigroup Funding, Inc	03/17/08	4,948,806
7,000,000	Coca-Cola Co	01/24/08	6,979,025
2,235,000	Coca-Cola Co	02/15/08	2,223,322
15,000,000	Coca-Cola Co	02/19/08	14,911,119
5,000,000	Corporate Asset Funding Corp	01/15/08	4,990,492
5,000,000	Corporate Asset Funding Corp	01/16/08	4,989,792
2,350,000	Corporate Asset Funding Corp	01/17/08	2,344,767
7,785,000	Corporate Asset Funding Corp	01/29/08	7,755,629
10,000,000	Danske Corp	03/03/08	9,918,367
2,697,000	Edison Asset Securitization LLC	04/24/08	2,659,336
2,985,000	General Electric Capital Corp	01/15/08	2,979,799
10,000,000	General Electric Capital Corp	01/17/08	9,978,889
5,000,000	General Electric Capital Corp	01/18/08	4,988,808
4,000,000	General Electric Capital Corp	02/22/08	3,972,960
10,000,000	General Electric Capital Corp	03/04/08	9,922,475
8,000,000	General Electric Capital Corp	03/26/08	7,912,167
3,000,000	General Electric Co	03/04/08	2,976,165
3,410,000	Goldman Sachs Group, Inc	01/11/08	3,405,217
10,000,000	Goldman Sachs Group, Inc	01/14/08	9,982,667
6,000,000	Govco LLC	01/17/08	5,987,133
5,000,000	Govco LLC	01/18/08	4,988,667
18,500,000	Govco LLC	01/22/08	18,445,590
5,000,000	Govco LLC	02/12/08	4,968,500
1,940,000	Govco LLC	02/20/08	1,926,258

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 7,635,000	Govco LLC	02/22/08	$7,575,447
20,000,000	Greenwich Capital Holdings, Inc	02/14/08	19,878,878
3,050,000	Harley-Davidson Funding Corp	01/25/08	3,040,647
7,050,000	HSBC Finance Corp	01/31/08	7,020,919
5,000,000	IBM International Group	02/05/08	4,978,368
3,170,000	IBM International Group	02/13/08	3,153,946
17,500,000	IBM International Group	02/28/08	17,373,689
2,440,000	ING US Funding LLC	01/14/08	2,435,876
10,000,000	ING US Funding LLC	01/30/08	9,961,897
8,000,000	ING US Funding LLC	02/07/08	7,962,054
10,000,000	ING US Funding LLC	02/20/08	9,933,056
5,000,000	ING US Funding LLC	02/26/08	4,961,189
2,935,000	International Business Machines Corp	01/04/08	2,933,924
7,470,000	JPMorgan Chase & Co	02/13/08	7,425,744
4,500,000	JPMorgan Chase & Co	04/17/08	4,439,144
2,000,000	Kitty Hawk Funding Corp	01/17/08	1,995,778
5,000,000	Kitty Hawk Funding Corp	01/25/08	4,983,550
1,525,000	Kitty Hawk Funding Corp	02/08/08	1,516,549
1,127,000	Kitty Hawk Funding Corp	02/27/08	1,118,256
5,000,000	Nestle Capital Corp	02/04/08	4,977,664
5,500,000	Nestle Capital Corp	02/06/08	5,473,930
1,327,000	Nestle Capital Corp	02/13/08	1,320,422
6,000,000	Nestle Capital Corp	03/05/08	5,944,427
1,000,000	Nestle Capital Corp	03/11/08	990,103
9,000,000	Nestle Capital Corp	03/13/08	8,912,160
5,000,000	Paccar Financial Corp	01/10/08	4,994,088
24,237,000	Paccar Financial Corp	02/15/08	24,101,148
10,200,000	Paccar Financial Corp	03/11/08	10,116,502
2,710,000	Park Avenue Receivables Corp	01/28/08	2,699,025
2,950,000	Pfizer, Inc	05/01/08	2,906,472
10,000,000	Pfizer, Inc	05/15/08	9,834,625
5,000,000	Private Export Funding Corp	01/14/08	4,990,918
1,500,000	Private Export Funding Corp	01/18/08	1,496,685
5,000,000	Private Export Funding Corp	01/29/08	4,981,489
4,000,000	Private Export Funding Corp	01/30/08	3,984,872
6,500,000	Private Export Funding Corp	01/31/08	6,475,463
3,000,000	Private Export Funding Corp	02/13/08	2,983,983
3,000,000	Private Export Funding Corp	02/26/08	2,979,093
5,000,000	Private Export Funding Corp	02/28/08	4,963,992
3,900,000	Private Export Funding Corp	03/26/08	3,860,588
5,000,000	Procter & Gamble International	01/31/08	4,982,500
5,000,000	Procter & Gamble International	02/01/08	4,980,194
8,000,000	Procter & Gamble International	03/07/08	7,934,733
11,000,000	Procter & Gamble International	03/12/08	10,905,629
5,500,000	Procter & Gamble International	03/14/08	5,453,270
10,000,000	Procter & Gamble International	03/19/08	9,908,567
20,000,000	Rabobank USA Financial Corp	03/05/08	19,835,022
5,000,000	Ranger Funding Co LLC	01/11/08	4,992,944
1,658,000	Ranger Funding Co LLC	01/14/08	1,654,707
2,516,000	Ranger Funding Co LLC	01/18/08	2,509,216
6,000,000	Ranger Funding Co LLC	01/24/08	5,979,492
3,457,000	Ranger Funding Co LLC	03/19/08	3,420,673
4,000,000	Royal Bank of Scotland plc	02/12/08	3,977,903

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 10,000,000	Shell International Finance	03/28/08	$9,891,975
10,000,000	Societe Generale North America, Inc	02/01/08	9,958,839
1,685,000	Societe Generale North America, Inc	04/04/08	1,664,585
10,000,000	Societe Generale North America, Inc	01/10/08	9,987,113
5,000,000	Societe Generale North America, Inc	01/15/08	4,990,113
5,000,000	Societe Generale North America, Inc	01/31/08	4,979,375
235,000	Svensk Exportkredit AB	01/14/08	234,597
5,000,000	Svensk Exportkredit AB	01/15/08	4,990,550
9,000,000	Svensk Exportkredit AB	01/17/08	8,981,547
14,000,000	Svensk Exportkredit AB	03/12/08	13,880,819
10,310,000	Svensk Exportkredit AB	03/14/08	10,215,921
5,000,000	Svensk Exportkredit AB	04/09/08	4,935,100
8,000,000	Toronto-Dominion Holdings	02/08/08	7,959,973
6,090,000	Toronto-Dominion Holdings	02/11/08	6,057,332
5,000,000	Toronto-Dominion Holdings	03/27/08	4,942,177
7,950,000	Toyota Motor Credit Corp	01/14/08	7,934,957
7,190,000	Toyota Motor Credit Corp	01/16/08	7,175,770
5,000,000	Toyota Motor Credit Corp	02/14/08	4,970,178
8,840,000	Toyota Motor Credit Corp	04/01/08	8,742,126
5,000,000	Toyota Motor Credit Corp	04/02/08	4,937,644
10,000,000	Toyota Motor Credit Corp	05/28/08	9,821,167
5,000,000	UBS Finance (Delaware) LLC	01/11/08	4,992,368
3,840,000	UBS Finance (Delaware) LLC	02/13/08	3,816,929
1,200,000	UBS Finance (Delaware) LLC	02/20/08	1,191,717
3,000,000	UBS Finance (Delaware) LLC	02/22/08	2,979,135
1,000,000	UBS Finance (Delaware) LLC	03/19/08	989,535
10,000,000	UBS Finance (Delaware) LLC	04/07/08	9,867,703
2,000,000	UBS Finance (Delaware) LLC	05/14/08	1,964,639
5,000,000	Unilever Capital Corp	01/11/08	4,994,153
5,000,000	United Parcel Service, Inc	02/29/08	4,963,944
14,655,000	United Parcel Service, Inc	03/18/08	14,520,215
6,245,000	United Parcel Service, Inc	03/31/08	6,176,305
1,840,000	United Parcel Service, Inc	04/01/08	1,819,628
5,000,000	Variable Funding Capital Corp	01/22/08	4,985,417
3,000,000	Variable Funding Capital Corp	04/25/08	2,955,533
10,190,000	Wal-Mart Stores, Inc	01/23/08	10,160,483
5,000,000	Wal-Mart Stores, Inc	01/29/08	4,981,722
10,000,000	Wal-Mart Stores, Inc	02/11/08	9,949,206
10,000,000	Yorktown Capital LLC	01/18/08	9,976,011
10,000,000	Yorktown Capital LLC	01/23/08	9,967,000
1,500,000	Yorktown Capital LLC	02/04/08	1,493,413
4,000,000	Yorktown Capital LLC	03/07/08	3,962,600
1,600,000	Yorktown Capital LLC	03/18/08	1,582,615
5,000,000	Yorktown Capital LLC	03/19/08	4,946,375
	TOTAL COMMERCIAL PAPER		1,007,607,160

U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 12.71%
7,240,000	Federal Home Loan Bank (FHLB)	01/04/08	7,237,369
4,886,000	Federal Home Loan Bank (FHLB)	01/10/08	4,880,699
10,000,000	Federal Home Loan Bank (FHLB)	01/15/08	9,983,278
3,400,000	Federal Home Loan Bank (FHLB)	01/24/08	3,390,605
4,700,000	Federal Home Loan Bank (FHLB)	01/30/08	4,683,720
5,000,000	Federal Home Loan Bank (FHLB)	02/20/08	4,970,417

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 8,865,000		Federal Home Loan Bank (FHLB)		03/17/08	$8,785,087
4,500,000		Federal Home Loan Bank (FHLB)		03/19/08	4,458,563
5,000,000		Federal Home Loan Bank (FHLB)		03/24/08	4,950,892
1,805,000		Federal Home Loan Bank (FHLB)		01/16/08	1,801,766
7,205,000		Federal Home Loan Bank (FHLB)		01/23/08	7,186,243
5,055,000		Federal Home Loan Bank (FHLB)		03/05/08	5,017,076
2,779,000		Federal Home Loan Bank (FHLB)		04/16/08	2,744,751
10,000,000		Federal Home Loan Mortgage Corp (FHLMC)		01/07/08	9,992,250
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)		01/31/08	4,982,292
8,356,000		Federal Home Loan Mortgage Corp (FHLMC)		02/21/08	8,305,690
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)		02/25/08	4,967,344
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)		02/29/08	992,986
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)		03/20/08	1,981,435
15,660,000		Federal Home Loan Mortgage Corp (FHLMC)		03/24/08	15,505,326
4,200,000		Federal Home Loan Mortgage Corp (FHLMC)		04/07/08	4,152,583
10,600,000		Federal Home Loan Mortgage Corp (FHLMC)		02/19/08	10,535,060
4,590,000		Federal National Mortgage Association (FNMA)		01/02/08	4,589,356
5,000,000		Federal National Mortgage Association (FNMA)		04/02/08	4,946,717
1,120,000		Federal National Mortgage Association (FNMA)		04/07/08	1,107,265
5,197,000		Federal National Mortgage Association (FNMA)		01/09/08	5,192,057
6,280,000		Federal National Mortgage Association (FNMA)		01/23/08	6,263,651
5,391,000		Federal National Mortgage Association (FNMA)		01/30/08	5,372,370
5,000,000		Federal National Mortgage Association (FNMA)		02/07/08	4,978,365
5,000,000		Federal National Mortgage Association (FNMA)		02/19/08	4,971,417
5,000,000		Federal National Mortgage Association (FNMA)		03/07/08	4,960,950
5,000,000		Federal National Mortgage Association (FNMA)		03/26/08	4,949,413
1,165,000		Federal National Mortgage Association (FNMA)		03/27/08	1,153,422
2,520,000		Federal National Mortgage Association (FNMA)		03/28/08	2,494,483
		TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES			182,484,898

VARIABLE NOTES - 4.19% ( i )
5,000,000		Bank of Scotland plc	5.412%	11/12/08	5,000,000
5,000,000		Deutsche Bank AG.	4.490	11/03/08	5,000,000
5,000,000		Federal Home Loan Bank (FHLB)	4.250	11/20/08	5,000,000
12,000,000		PNC Bank NA	5.170	01/02/08	11,999,992
10,000,000		Suntrust Bank	4.845	01/28/08	10,000,211
4,160,000		US Bank NA	5.178	02/08/08	4,159,911
9,000,000		Wachovia Bank NA	4.981	11/25/08	9,000,000
9,890,000		Wells Fargo & Co	5.293	03/10/08	9,891,648
		TOTAL VARIABLE NOTES			60,051,762

		TOTAL SHORT-TERM INVESTMENTS			1,439,758,553
		(Cost $1,439,758,553)

		TOTAL PORTFOLIO - 100.30%			1,439,758,553
		(Cost $1,439,758,553)

		OTHER ASSETS & LIABILITIES, NET - (0.30)%			(4,250,912)

		NET ASSETS - 100.00%			$1,435,507,641

	i	Floating rate or variable rate securities reflects the rate at December 31, 2007.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Notes to Statements of Investments (Unaudited)

NOTES TO STATEMENTS OF INVESTMENTS (Unaudited)

Note 1— organization and significant accounting policies

TIAA-CREF Institutional Mutual Funds (the “Funds” or individually, the “Fund”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end investment company. The Funds currently consist of forty-two series.

The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost. Investments in other registered investment companies are valued at their net asset value. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange (generally 4:00 pm Eastern Time). The market value of the underlying Funds is based on their net asset values as of the close of business on the valuation date. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

Mortgage dollar roll transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery and contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Funds’ policy is to record the dollar rolls using “to be announced’’ mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll commitments. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing their yields.

Securities lending: The Funds may lend portfolio securities to qualified borrowers, consisting of financial institutions and brokers. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest on collateral (after rebates and fees). Such income is reflected separately on the Statement of operations. The value of loaned securities and the liability related to the cash collateral received are reflected on the Statements of assets and liabilities. The loans are secured by collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of securities loaned for foreign securities. All cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. The market value of the loaned securities is determined at the close of each business day, and any additional required collateral is delivered to the Funds before the end of the following business day.

Futures contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Bond Fund, Bond Plus Fund II and Inflation-Linked Bond Fund invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Notes to Statements of Investments (Unaudited)

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Account Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measure fair value under U.S. generally accepted accounting principles (“GAAP”) and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Disclosures under SFAS 157 are effective for the TIAA-CREF Institutional Mutual Funds Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (collectively, “Enhanced Index Funds”). All other funds reporting, this disclosure is not yet effective and management is still assessing the impact SFAS 157 on those other funds.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Enhanced Index Funds’ investments as of December 31, 2007:

		Investments in	Other Financial
		Securities	Instruments*
Enhanced International Equity Index
Level 1		$29,027,219		-
Level 2		109,980		-
Level 3		-		-
	Total	$29,137,199		-
Enhanced Large-Cap Growth Index
Level 1		$19,971,687		-
Level 2		-		-
Level 3		-		-
	Total	$19,971,687		-
Enhanced Large-Cap Value Index
Level 1		$19,774,326		-
Level 2		-		-
Level 3		-		-
	Total	$19,774,326		-

* Other financial instruments are derivative instruments not reflected in the statement of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

TIAA-CREF LIFECYCLE FUNDS - 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
2010 FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

			% OF NET
SHARES	COMPANY	VALUE	ASSETS
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
8,074,040	TIAA-CREF Institutional Bond Fund	$81,386,320	27.15%
6,489,847	TIAA-CREF Institutional Growth Equity Fund	57,370,244	19.14
993,346	TIAA-CREF Institutional High-Yield Fund II	9,635,455	3.21
2,677,601	TIAA-CREF Institutional Inflation-Linked Bond Fund	28,275,468	9.43
3,136,706	TIAA-CREF Institutional International Equity Fund	41,498,616	13.84
3,571,968	TIAA-CREF Institutional Large-Cap Value Fund	53,079,438	17.71
1,700,141	TIAA-CREF Institutional Short-Term Bond Fund II	17,120,423	5.71
745,953	TIAA-CREF Institutional Small-Cap Equity Fund	10,100,199	3.37
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUND (Cost $297,611,803)	298,466,163	99.56

	TOTAL PORTFOLIO (Cost $297,611,803)	298,466,163	99.56

	OTHER ASSETS & LIABILITIES, NET	1,321,467	0.44

	NET ASSETS	$299,787,630	100.00%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At December 31, 2007, the net unrealized appreciation on investments was $854,360, consisting of gross unrealized appreciation of $8,765,596 and gross unrealized depreciation of $7,911,236.

1

TIAA-CREF LIFECYCLE FUNDS - 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
2015 FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

			% OF NET
SHARES	COMPANY	VALUE	ASSETS
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
6,189,480	TIAA-CREF Institutional Bond Fund	$62,389,963	24.67%
6,408,699	TIAA-CREF Institutional Growth Equity Fund	56,652,896	22.40
906,989	TIAA-CREF Institutional High-Yield Fund II	8,797,791	3.48
1,472,413	TIAA-CREF Institutional Inflation-Linked Bond Fund	15,548,681	6.15
3,049,641	TIAA-CREF Institutional International Equity Fund	40,346,746	15.95
3,442,269	TIAA-CREF Institutional Large-Cap Value Fund	51,152,117	20.21
744,306	TIAA-CREF Institutional Short-Term Bond Fund II	7,495,158	2.96
701,797	TIAA-CREF Institutional Small-Cap Equity Fund	9,502,328	3.76
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUND (Cost $251,701,408)	251,885,680	99.58

	TOTAL PORTFOLIO (Cost $251,701,408)	251,885,680	99.58

	OTHER ASSETS & LIABILITIES, NET	1,052,486	0.42

	NET ASSETS	$252,938,166	100.00%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At December 31, 2007, the net unrealized appreciation on investments was $184,272, consisting of gross unrealized appreciation of $7,686,559 and gross unrealized depreciation of $7,502,287.

2

TIAA-CREF LIFECYCLE FUNDS - 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
2020 FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

			% OF NET
SHARES	COMPANY	VALUE	ASSETS
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
5,064,544	TIAA-CREF Institutional Bond Fund	$51,050,602	23.49%
6,152,945	TIAA-CREF Institutional Growth Equity Fund	54,392,031	25.03
837,913	TIAA-CREF Institutional High-Yield Fund II	8,127,757	3.74
341,105	TIAA-CREF Institutional Inflation-Linked Bond Fund	3,602,071	1.66
2,929,809	TIAA-CREF Institutional International Equity Fund	38,761,375	17.84
3,337,891	TIAA-CREF Institutional Large-Cap Value Fund	49,601,053	22.82
164,806	TIAA-CREF Institutional Short-Term Bond Fund II	1,659,598	0.76
693,357	TIAA-CREF Institutional Small-Cap Equity Fund	9,388,054	4.32
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $217,460,120)	216,582,541	99.66

	TOTAL PORTFOLIO (Cost $217,460,120)	216,582,541	99.66

	OTHER ASSETS & LIABILITIES, NET	742,191	0.34

	NET ASSETS	$217,324,732	100.00%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At December 31, 2007, the net unrealized depreciation on investments was $877,580, consisting of gross unrealized appreciation of $6,711,619 and gross unrealized depreciation of $7,589,199.

3

TIAA-CREF LIFECYCLE FUNDS - 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
2025 FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

			% OF NET
SHARES	COMPANY	VALUE	ASSETS
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
3,218,055	TIAA-CREF Institutional Bond Fund	$32,437,992	17.35%
5,920,132	TIAA-CREF Institutional Growth Equity Fund	52,333,965	27.99
765,642	TIAA-CREF Institutional High-Yield Fund II	7,426,728	3.97
2,798,165	TIAA-CREF Institutional International Equity Fund	37,019,719	19.80
3,205,028	TIAA-CREF Institutional Large-Cap Value Fund	47,626,709	25.47
646,407	TIAA-CREF Institutional Small-Cap Equity Fund	8,752,354	4.68
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $187,834,604)	185,597,467	99.26

	TOTAL PORTFOLIO (Cost $187,834,604)	185,597,467	99.26

	OTHER ASSETS & LIABILITIES, NET	1,383,025	0.74

	NET ASSETS	$186,980,492	100.00%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At December 31, 2007, the net unrealized depreciation on investments was $2,237,138, consisting of gross unrealized appreciation of $5,307,377 and gross unrealized depreciation of $7,544,515.

4

TIAA-CREF LIFECYCLE FUNDS - 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
2030 FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

			% OF NET
SHARES	COMPANY	VALUE	ASSETS
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
1,527,056	TIAA-CREF Institutional Bond Fund	$15,392,724	9.08%
5,928,710	TIAA-CREF Institutional Growth Equity Fund	52,409,800	30.91
678,546	TIAA-CREF Institutional High-Yield Fund II	6,581,900	3.88
2,813,211	TIAA-CREF Institutional International Equity Fund	37,218,783	21.95
3,206,415	TIAA-CREF Institutional Large-Cap Value Fund	47,647,332	28.11
675,223	TIAA-CREF Institutional Small-Cap Equity Fund	9,142,519	5.39
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $171,145,271)	168,393,058	99.32

	TOTAL PORTFOLIO (Cost $171,145,271)	168,393,058	99.32

	OTHER ASSETS & LIABILITIES, NET	1,155,538	0.68

	NET ASSETS	$169,548,596	100.00%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At December 31, 2007, the net unrealized depreciation on investments was $2,752,213, consisting of gross unrealized appreciation of $5,033,866 and gross unrealized depreciation of $7,786,079.

5

TIAA-CREF LIFECYCLE FUNDS - 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
2035 FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

			% OF NET
SHARES	COMPANY	VALUE	ASSETS
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
818,848	TIAA-CREF Institutional Bond Fund	$8,253,992	6.01%
4,942,776	TIAA-CREF Institutional Growth Equity Fund	43,694,137	31.83
551,710	TIAA-CREF Institutional High-Yield Fund II	5,351,586	3.90
2,335,384	TIAA-CREF Institutional International Equity Fund	30,897,135	22.50
2,680,797	TIAA-CREF Institutional Large-Cap Value Fund	39,836,637	29.02
560,461	TIAA-CREF Institutional Small-Cap Equity Fund	7,588,641	5.53
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $138,234,205)	135,622,128	98.79

	TOTAL PORTFOLIO (Cost $138,234,205)	135,622,128	98.79

	OTHER ASSETS & LIABILITIES, NET	1,667,072	1.21

	NET ASSETS	$137,289,200	100.00%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At December 31, 2007, the net unrealized depreciation on investments was $2,612,077, consisting of gross unrealized appreciation of $3,901,221 and gross unrealized depreciation of $6,513,298.

6

TIAA-CREF LIFECYCLE FUNDS - 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
2040 FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

			% OF NET
SHARES	COMPANY	VALUE	ASSETS
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
1,154,823	TIAA-CREF Institutional Bond Fund	$11,640,614	5.95%
7,064,874	TIAA-CREF Institutional Growth Equity Fund	62,453,490	31.91
800,916	TIAA-CREF Institutional High-Yield Fund II	7,768,885	3.97
3,336,671	TIAA-CREF Institutional International Equity Fund	44,144,159	22.55
3,837,426	TIAA-CREF Institutional Large-Cap Value Fund	57,024,153	29.13
787,886	TIAA-CREF Institutional Small-Cap Equity Fund	10,667,977	5.45
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $197,930,679)	193,699,278	98.96

	TOTAL PORTFOLIO (Cost $197,930,679)	193,699,278	98.96

	OTHER ASSETS & LIABILITIES, NET	2,036,604	1.04

	NET ASSETS	$195,735,882	100.00%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At December 31, 2007, the net unrealized depreciation on investments was $4,231,401, consisting of gross unrealized appreciation of $5,218,229 and gross unrealized depreciation of $9,449,630.

7

TIAA-CREF LIFECYCLE FUNDS - 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
2045 FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

			% OF NET
SHARES	COMPANY	VALUE	ASSETS
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
11,920	TIAA-CREF Institutional Bond Fund	$120,151	6.02%
70,954	TIAA-CREF Institutional Growth Equity Fund	627,238	31.41
8,286	TIAA-CREF Institutional High-Yield Fund II	80,378	4.03
34,201	TIAA-CREF Institutional International Equity Fund	452,473	22.66
40,353	TIAA-CREF Institutional Large-Cap Value Fund	599,646	30.03
8,593	TIAA-CREF Institutional Small-Cap Equity Fund	116,349	5.83
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $2,128,273)	1,996,235	99.98

	TOTAL PORTFOLIO (Cost $2,128,273)	1,996,235	99.98

	OTHER ASSETS & LIABILITIES, NET	446	0.02

	NET ASSETS	$1,996,681	100.00%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At December 31, 2007, the net unrealized depreciation on investments was $132,038, consisting of gross unrealized appreciation of $0 and gross unrealized depreciation of $132,038.

8

TIAA-CREF LIFECYCLE FUNDS - 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
2050 FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

			% OF NET
SHARES	COMPANY	VALUE	ASSETS
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
11,920	TIAA-CREF Institutional Bond Fund	$120,151	6.02%
70,954	TIAA-CREF Institutional Growth Equity Fund	627,238	31.41
8,286	TIAA-CREF Institutional High-Yield Fund II	80,378	4.03
34,201	TIAA-CREF Institutional International Equity Fund	452,473	22.66
40,353	TIAA-CREF Institutional Large-Cap Value Fund	599,646	30.03
8,593	TIAA-CREF Institutional Small-Cap Equity Fund	116,349	5.83
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $2,128,273)	1,996,235	99.98

	TOTAL PORTFOLIO (Cost $2,128,273)	1,996,235	99.98

	OTHER ASSETS & LIABILITIES, NET	446	0.02

	NET ASSETS	$1,996,681	100.00%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At December 31, 2007, the net unrealized depreciation on investments was $132,038, consisting of gross unrealized appreciation of $0 and gross unrealized depreciation of $132,038.

9

TIAA-CREF LIFECYCLE FUNDS - Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

			% OF NET
SHARES	COMPANY	VALUE	ASSETS
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
428,440	TIAA-CREF Institutional Bond Fund	$4,318,678	42.94%
164,100	TIAA-CREF Institutional Growth Equity Fund	1,450,642	14.42
20,688	TIAA-CREF Institutional High-Yield Fund II	200,675	2.00
56,845	TIAA-CREF Institutional Inflation-Linked Bond Fund	600,287	5.97
77,488	TIAA-CREF Institutional International Equity Fund	1,025,163	10.19
87,686	TIAA-CREF Institutional Large-Cap Value Fund	1,303,013	12.96
200,603	TIAA-CREF Institutional Money Market Fund	200,602	1.99
69,588	TIAA-CREF Institutional Short-Term Bond Fund II	700,752	6.97
17,711	TIAA-CREF Institutional Small-Cap Equity Fund	239,810	2.38
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $10,347,220)	10,039,622	99.82

	TOTAL PORTFOLIO (Cost $10,347,220)	10,039,622	99.82

	OTHER ASSETS & LIABILITIES, NET	18,195	0.18

	NET ASSETS	$10,057,817	100.00%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At December 31, 2007, the net unrealized depreciation on investments was $307,598, consisting of gross unrealized appreciation of $0 and gross unrealized depreciation of $307,598.

10

TIAA-CREF LIFECYCLE FUNDS - Notes to Statements of Investments (unaudited)

NOTES TO STATEMENTS OF INVESTMENTS (unaudited)

Note 1—significant accounting policies

The Lifecycle Funds (the “Funds,” individually referred to as the “Fund”), comprise ten of the forty-two funds offered by TIAA-CREF Institutional Mutual Funds, a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The ten Lifecycle Funds are 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, and Retirement Income. Seven of the Funds offering two classes of shares: Retirement Class and Institutional Class, commenced operations on October 4, 2004 and January 17, 2007, respectively. The classes commenced operations with a seed money investment of $1,000,000 and $500,000; respectively. The Lifecycle Funds 2045 and 2050 also offers the Retirement and Institutional Classes however these funds commenced operations on November 30, 2007 with a seed investment of $1,000,000 per class. The Retirement Income Fund offers three classes of shares; Retirement, Institutional and Retail Class which commenced operations on November 30, 2007 with a seed investment of $3,000,000, $3,000,000 and $4,000,000; respectively. All seed money was contributed by Teachers Insurance and Annuity Association of America (“TIAA”). For the quarter ended December 31, 2007, TIAA had investments in the Funds as follows:

	Retirement Class		Institutional Class
	TIAA	Percentage of	TIAA	Percentage of
Fund	Investments	Net Assets	Investments	Net Assets
Lifecycle 2010	$1,306,548	0.44%	$545,057	8.97%
Lifecycle 2015	1,332,536	0.54	546,068	9.97
Lifecycle 2020	1,349,320	0.63	544,123	19.39
Lifecycle 2025	1,366,542	0.74	544,050	16.63
Lifecycle 2030	1,381,462	0.83	544,510	22.01
Lifecycle 2035	1,402,973	1.04	545,864	30.04
Lifecycle 2040	1,426,174	0.74	547,635	17.38
Lifecycle 2045	998,045	99.98	998,275	99.98
Lifecycle 2050	998,045	99.98	998,275	99.98
Lifecycle IMF
Retirement Income	3,000,485	100.02	3,001,241	100.03

	Retail Class
	TIAA	Percentage of
Fund	Investments	Net Assets
Lifecycle IMF
Retirement Income	$4,001,655	98.62%

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of certain other series of TIAA-CREF Institutional Mutual Funds (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of TIAA. TPIS offers the Funds’ Retirement Class shares through accounts established by employers, or the trustees of plans sponsored by employers, in most cases through TIAA-CREF, in connection with certain employee benefit plans, such as plans described in sections 401(a) (including 401(k) and Keogh plans), 403(b)(7) and 457 of the Internal Revenue Code (the “Code”). They may also be offered through custody accounts established as Individual Retirement Accounts (IRAs) pursuant to section 408 of the Code. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services to the Funds. The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds.

Valuation of investments: The market value of the Underlying Funds is based on their net asset values as of the close of the New York Stock Exchange on the valuation date.

Accounting for investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned. Dividends and distributions from the Underlying Funds are recorded on the ex-dividend date. Dividends from the Underlying Funds are recorded as dividend income, while capital gain distributions are recorded as Underlying Fund gain distributions on the Statement of Operations. Realized gains and losses on sales of Underlying Funds are based upon the specific identification method for both financial statement and federal income tax purposes.

11

TIAA-CREF LIFECYCLE FUNDS - Notes to Statements of Investments (unaudited)

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the TIAA-CREF Institutional Mutual Funds are indemnified against certain liabilities that may arise out of their duties to the TIAA-CREF Institutional Mutual Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2— new accounting pronouncements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Account Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measure fair value under U.S. generally accepted accounting principles (“GAAP”) and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Disclosures under SFAS 157 are effective for the TIAA-CREF Lifecycle Funds 2045, 2050 and Retirement Income. All other funds reporting, this disclosure is not yet effective and management is still assessing the impact SFAS 157 on those other funds.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Lifecycle Funds’ investments requiring disclosure under SFAS 157, as noted above, as of December 31, 2007:

		Investments in
		Securities
2045
Level 1		$1,996,235
Level 2
Level 3		-
	Total	$1,996,235
2050
Level 1		$1,996,235
Level 2		-
Level 3		-
	Total	$1,996,235
Retirement Income
Level 1		$10,039,622
Level 2		-
Level 3		-
	Total	$10,039,622

12

TIAA-CREF LIFECYCLE FUNDS - Affiliated Investments

The following is information about the holdings of the TIAA-CREF Lifecycle Funds in the
TIAA-CREF Institutional Mutual Funds as of December 31, 2007 (unaudited):

	Lifecycle 2010 Fund		Lifecycle 2015 Fund		Lifecycle 2020 Fund
	Number of	Percent of Total	Number of	Percent of Total	Number of	Percent of Total
	Shares held in	Shares outstanding	Shares held in	Shares outstanding	Shares held in	Shares outstanding
	Funds	in the Funds	Funds	in the Funds	Funds	in the Funds
TIAA-CREF Institutional Mutual Funds:
Bond Fund - Institutional Class	8,074,040	4.72%	6,189,480	3.62%	5,064,544	2.96%
Growth Equity Fund - Institutional Class	6,489,847	13.91	6,408,699	13.74	6,152,945	13.19
High-Yield Fund II - Institutional Class	993,346	4.04	906,989	3.69	837,913	3.41
Inflation-Linked Bond Fund - Institutional Class	2,677,601	6.23	1,472,413	3.43	341,105	0.79
International Equity Fund - Institutional Class	3,136,706	4.72	3,049,641	4.59	2,929,809	4.41
Large-Cap Value Fund - Institutional Class	3,571,968	9.97	3,442,269	9.61	3,337,891	9.32
Short-Term Bond Fund II - Institutional Class	1,700,141	10.52	744,306	4.61	164,806	1.02
Small-Cap Equity Fund - Institutional Class	745,953	5.54	701,797	5.21	693,357	5.15

	Lifecycle 2025 Fund		Lifecycle 2030 Fund		Lifecycle 2035 Fund
	Number of	Percent of Total	Number of	Percent of Total	Number of	Percent of Total
	Shares held in	Shares outstanding	Shares held in	Shares outstanding	Shares held in	Shares outstanding
	Funds	in the Funds	Funds	in the Funds	Funds	in the Funds
TIAA-CREF Institutional Mutual Funds:
Bond Fund - Institutional Class	3,218,055	1.88%	1,527,056	0.89%	818,848	0.48%
Growth Equity Fund - Institutional Class	5,998,603	12.86	5,928,710	12.71	4,942,776	10.60
High-Yield Fund II - Institutional Class	765,642	3.12	678,546	2.76	551,710	2.25
International Equity Fund - Institutional Class	2,798,165	4.21	2,813,211	4.24	2,335,384	3.52
Large-Cap Value Fund - Institutional Class	3,205,028	8.95	3,206,415	8.95	2,680,797	7.48
Small-Cap Equity Fund - Institutional Class	646,407	4.80	675,223	5.02	560,461	4.16

	Lifecycle 2040 Fund		Lifecycle 2045 Fund		Lifecycle 2050 Fund
	Number of	Percent of Total	Number of	Percent of Total	Number of	Percent of Total
	Shares held in	Shares outstanding	Shares held in	Shares outstanding	Shares held in	Shares outstanding
	Funds	in the Funds	Funds	in the Funds	Funds	in the Funds
TIAA-CREF Institutional Mutual Funds:
Bond Fund - Institutional Class	1,154,823	0.68%	11,920	0.01%	11,920	0.01%
Growth Equity Fund - Institutional Class	7,064,874	15.14	70,954	0.15	70,954	0.15
High-Yield Fund II - Institutional Class	800,916	3.26	8,286	0.03	8,286	0.03
International Equity Fund - Institutional Class	3,336,671	5.02	34,201	0.05	34,201	0.05
Large-Cap Value Fund - Institutional Class	3,837,426	10.71	40,353	0.11	40,353	0.11
Small-Cap Equity Fund - Institutional Class	787,886	5.85	8,593	0.06	8,593	0.06

	Lifecycle Retirement Income Fund		All Lifecycle Funds
	Number of	Percent of Total	Number of	Percent of Total
	Shares held in	Shares outstanding	Shares held in	Shares outstanding
	Funds	in the Funds	Funds	in the Funds
TIAA-CREF Institutional Mutual Funds:
Bond Fund - Institutional Class	428,440	0.25%	26,499,126	15.50%
Growth Equity Fund - Institutional Class	164,100	11.91	43,292,462	92.80
High-Yield Fund II - Institutional Class	20,688	1.14	5,572,322	22.68
Inflation-Linked Bond Fund - Institutional Class	56,845	0.01	4,547,964	10.58
International Equity Fund - Institutional Class	77,488	3.06	20,545,477	30.93
Large-Cap Value Fund - Institutional Class	87,686	7.45	23,450,186	65.47
Short-Term Bond Fund II - Institutional Class	69,588	0.00	2,678,841	16.58
Small-Cap Equity Fund - Institutional Class	17,711	0.13	4,845,981	35.99
Money Market Fund - Institutional Class	200,603	0.08	200,603	0.08

13

Item 2.    Controls and Procedures.

                (a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

                (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Date:	February 21, 2008	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date:	February 21, 2008	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Date:	February 21, 2008	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer
3(b) Section 302 certification of the principal financial officer